UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3618

BRIGHTHOUSE FUNDS TRUST II

(Exact name of registrant as specified in charter)

One Financial Center

Boston, Massachusetts 02111

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
Alan Otis Brighthouse Investment Advisers, LLC One Financial Center Boston, Massachusetts 02111	Brian McCabe, Esq. Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, MA 02199

Registrant’s telephone number, including area code: (980) 949-5114

Date of fiscal year end: December 31

Date of reporting period: January 1, 2018 to March 31, 2018

Item 1.	Schedule of Investments.

The following is a copy of the unaudited schedules as of the close of the reporting period as set forth in §§ 210.12-12 – 12-14 of Regulation S-X [17 CFR 210.12-12 – 12.14]:

Brighthouse Funds Trust II

Schedule of Investments
March 31, 2018

Brighthouse Funds Trust II

Schedule of Investments as of March 31, 2018 (Unaudited)

Baillie Gifford International Stock Portfolio	BHFTII-1
BlackRock Bond Income Portfolio	BHFTII-5
BlackRock Capital Appreciation Portfolio	BHFTII-45
BlackRock Ultra-Short Term Bond Portfolio	BHFTII-50
Brighthouse/Artisan Mid Cap Value Portfolio	BHFTII-53
Brighthouse/Dimensional International Small Company Portfolio	BHFTII-57
Brighthouse/Wellington Balanced Portfolio	BHFTII-93
Brighthouse/Wellington Core Equity Opportunities Portfolio	BHFTII-125
Brighthouse Asset Allocation 20 Portfolio	BHFTII-129
Brighthouse Asset Allocation 40 Portfolio	BHFTII-130
Brighthouse Asset Allocation 60 Portfolio	BHFTII-131
Brighthouse Asset Allocation 80 Portfolio	BHFTII-132
Frontier Mid Cap Growth Portfolio	BHFTII-133
Jennison Growth Portfolio	BHFTII-138
Loomis Sayles Small Cap Core Portfolio	BHFTII-142
Loomis Sayles Small Cap Growth Portfolio	BHFTII-150
MetLife Aggregate Bond Index Portfolio	BHFTII-154
MetLife Mid Cap Stock index Portfolio	BHFTII-171
MetLife Stock Index Portfolio	BHFTII-179
MetLife MSCI EAFE® Index Portfolio	BHFTII-189
MetLife Russell 2000® Index Portfolio	BHFTII-201
MFS® Total Return Portfolio	BHFTII-221
MFS® Value Portfolio	BHFTII-236
MFS® Value Portfolio II	BHFTII-241
Neuberger Berman Genesis Portfolio	BHFTII-246
T. Rowe Price Large Cap Growth Portfolio	BHFTII-250
T. Rowe Price Small Cap Growth Portfolio	BHFTII-257
Van Eck Global Natural Resources Portfolio	BHFTII-264
Western Asset Management Strategic Bond Opportunities Portfolio	BHFTII-268
Western Asset Management U.S. Government Portfolio	BHFTII-294
Notes to Schedule of Investments	BHFTII-301

Not all Portfolios are available under every product.

Refer to your prospectus for information on the Portfolios that are available.

Brighthouse Funds Trust II

Baillie Gifford International Stock Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—98.7% of Net Assets

Security Description	Shares	Value

Argentina—2.8%
MercadoLibre, Inc.	136,978	$48,817,589

Australia—2.1%
Brambles, Ltd.	1,624,726	12,504,147
Cochlear, Ltd.	127,338	17,867,283
Seek, Ltd.	451,398	6,495,254

		36,866,684

Brazil—1.8%
Itau Unibanco Holding S.A. (ADR)	1,068,478	16,668,257
Kroton Educacional S.A.	3,612,800	14,882,576

		31,550,833

Canada—4.9%
Constellation Software, Inc.	39,638	26,894,522
Fairfax Financial Holdings, Ltd.	67,191	34,059,399
Restaurant Brands International, Inc.	267,099	15,200,604
Ritchie Bros. Auctioneers, Inc. (a)	317,265	9,984,330

		86,138,855

China—2.6%
Alibaba Group Holding, Ltd. (ADR) (b)	135,844	24,932,808
Baidu, Inc. (ADR) (b)	32,840	7,329,559
Ctrip.com International, Ltd. (ADR) (b)	308,434	14,379,193

		46,641,560

Denmark—4.7%
DSV A/S	341,356	26,919,156
Novo Nordisk A/S - Class B	402,850	19,821,999
Novozymes A/S - B Shares	313,512	16,235,250
Pandora A/S (a)	196,278	21,276,050

		84,252,455

Finland—1.8%
Kone Oyj - Class B	330,511	16,509,178
Sampo Oyj - A Shares	277,879	15,498,476

		32,007,654

France—4.1%
Bureau Veritas S.A.	588,953	15,315,785
Edenred	567,441	19,744,809
Essilor International Cie Generale d’Optique S.A.	105,475	14,237,955
Legrand S.A.	294,451	23,110,098

		72,408,647

Germany—7.1%
Brenntag AG	216,398	12,878,128
Continental AG	59,241	16,363,846
Deutsche Boerse AG	322,766	43,968,989
MTU Aero Engines AG	87,094	14,680,769
SAP SE	365,300	38,227,196

		126,118,928

Hong Kong—4.0%
AIA Group, Ltd.	2,829,400	24,154,229
Hang Seng Bank, Ltd.	809,800	18,879,794
Hong Kong Exchanges and Clearing, Ltd.	859,700	28,258,224

		71,292,247

Ireland—5.0%
CRH plc	615,280	20,836,107
James Hardie Industries plc	757,635	13,384,965
Kingspan Group plc	417,358	17,694,008
Ryanair Holdings plc (ADR) (b)	294,660	36,198,981

		88,114,061

Japan—11.7%
Denso Corp.	366,200	20,114,075
FANUC Corp.	74,700	19,011,797
Japan Exchange Group, Inc.	1,872,200	35,015,036
Nidec Corp.	175,600	26,936,308
Rakuten, Inc.	1,395,100	11,527,954
Shimano, Inc.	158,100	22,898,948
SMC Corp.	69,300	28,285,872
Sumitomo Mitsui Trust Holdings, Inc.	504,800	20,669,711
Toyota Tsusho Corp.	665,400	22,523,587

		206,983,288

Netherlands—1.6%
Heineken Holding NV	269,239	27,762,276

Panama—1.1%
Copa Holdings S.A. - Class A	157,501	20,259,354

Peru—1.2%
Credicorp, Ltd.	93,220	21,164,669

Russia—0.6%
Magnit PJSC (GDR)	579,133	10,679,370

Singapore—1.6%
United Overseas Bank, Ltd.	1,353,764	28,546,911

South Africa—4.4%
Discovery, Ltd.	1,529,361	22,043,790
Naspers, Ltd. - N Shares	229,753	56,279,525

		78,323,315

South Korea—4.4%
NAVER Corp.	22,281	16,521,735
Samsung Electronics Co., Ltd.	26,585	61,952,540

		78,474,275

Spain—3.0%
Bankinter S.A.	1,858,144	19,120,544
Grifols S.A.	435,899	12,346,909
Industria de Diseno Textil S.A.	706,835	22,153,708

		53,621,161

BHFTII-1

Brighthouse Funds Trust II

Baillie Gifford International Stock Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Sweden—3.7%
Atlas Copco AB - B Shares	1,020,390	$39,717,173
Svenska Handelsbanken AB - A Shares	2,019,896	25,342,533

		65,059,706

Switzerland—6.1%
Cie Financiere Richemont S.A. (a)	203,198	18,253,333
Credit Suisse Group AG (a) (b)	1,349,001	22,635,492
Ferguson plc	265,202	19,948,340
Nestle S.A. (a)	495,143	39,198,683
SGS S.A.	3,626	8,914,444

		108,950,292

Taiwan—4.8%
Hon Hai Precision Industry Co., Ltd.	6,003,584	18,760,295
Taiwan Semiconductor Manufacturing Co., Ltd.	7,741,000	65,790,910

		84,551,205

United Kingdom—13.1%
ASOS plc (b)	151,775	14,849,895
boohoo.com plc (b)	6,054,926	12,619,344
British American Tobacco plc	288,135	16,726,570
Burberry Group plc	479,208	11,411,939
Experian plc	993,872	21,469,583
Hargreaves Lansdown plc	730,113	16,756,525
Howden Joinery Group plc	1,724,952	11,164,374
Just Eat plc (b)	1,896,429	18,599,475
Prudential plc	976,517	24,410,319
Rio Tinto plc	760,433	38,608,580
Rolls-Royce Holdings plc (b)	672,793	8,240,597
St. James’s Place plc	939,782	14,347,252
Unilever NV	424,264	23,982,980

		233,187,433

United States—0.5%
Pricesmart, Inc.	116,219	9,710,098

Total Common Stocks (Cost $1,181,708,978)		1,751,482,866

Preferred Stock—0.3%

Spain—0.3%
Grifols S.A. - Class B , (Cost $5,721,131)	232,627	4,953,099

Short-Term Investment—0.4%
Security Description	Principal Amount*	Value

Repurchase Agreement—0.4%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/29/18 at 0.600%, due on 04/02/18 with a maturity value of $7,252,135; collateralized by a U.S. Treasury Note at 1.875%, maturing 07/31/22, with a market value of $7,401,373.	7,251,652	7,251,652

Total Short-Term Investments (Cost $7,251,652)		7,251,652

Securities Lending Reinvestments (c)—1.3%

Repurchase Agreements—1.2%
Deutsche Bank AG, London Repurchase Agreement dated 03/29/18 at 1.750%, due on 04/02/18 with a maturity value of $1,000,194; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 03/07/22 - 05/24/27, and an aggregate market value of $1,020,005.	1,000,000	1,000,000
Repurchase Agreement dated 01/09/18 at 2.070%, due on 04/02/18 with a maturity value of $200,955; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $222,142.	200,000	200,000
Repurchase Agreement dated 03/15/18 at 2.070%, due on 04/02/18 with a maturity value of $3,003,105; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $3,332,136.	3,000,000	3,000,000
ING Financial Markets LLC Repurchase Agreement dated 03/29/18 at 1.710%, due on 04/02/18 with a maturity value of $5,170,799; collateralized by U.S. Government Agency Obligations with rates ranging from 0.750% - 3.750%, maturity dates ranging from 04/09/18 - 09/24/26, and an aggregate market value of $5,273,224.	5,169,817	5,169,817
Natixis New York Repurchase Agreement dated 03/29/18 at 1.800%, due on 04/02/18 with a maturity value of $3,029,957; collateralized by U.S. Government Obligations with rates ranging from 0.000% - 8.750%, maturity dates ranging from 08/30/18 - 02/15/45, and an aggregate market value of $3,090,092.	3,029,351	3,029,351
NBC Global Finance, Ltd. Repurchase Agreement dated 11/30/17 at 1.850%, due on 04/02/18 with a maturity value of $1,509,481; collateralized by various Common Stock with an aggregate market value of $1,668,390.	1,500,000	1,500,000
Repurchase Agreement dated 03/16/18 at 1.850%, due on 04/02/18 with a maturity value of $3,603,145; collateralized by various Common Stock with an aggregate market value of $4,004,136.	3,600,000	3,600,000

BHFTII-2

Brighthouse Funds Trust II

Baillie Gifford International Stock Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Pershing LLC Repurchase Agreement dated 03/29/18 at 1.780%, due on 04/02/18 with a maturity value of $5,000,989; collateralized by U.S. Government Agency and Treasury Obligations with rates ranging from 0.000% - 11.500%, maturity dates ranging from 03/31/18 - 02/20/68, and an aggregate market value of $5,100,000.	5,000,000	$5,000,000

		22,499,168

Time Deposit—0.1%
Australia New Zealand Bank 1.670%, 04/02/18	1,000,000	1,000,000

Total Securities Lending Reinvestments (Cost $23,499,168)		23,499,168

Total Investments—100.7% (Cost $1,218,180,929)		1,787,186,785
Other assets and liabilities (net)—(0.7)%		(13,120,010)

Net Assets—100.0%		$1,774,066,775

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2018, the market value of securities loaned was $22,534,527 and the collateral received consisted of cash in the amount of $23,499,168. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2018.

Ten Largest Industries as of March 31, 2018 (Unaudited)	% of Net Assets
Capital Markets	9.1
Banks	8.5
Insurance	6.8
Internet Software & Services	6.5
Machinery	5.8
Trading Companies & Distributors	3.7
Semiconductors & Semiconductor Equipment	3.7
Software	3.7
Technology Hardware, Storage & Peripherals	3.5
Airlines	3.2

Glossary of Abbreviations

Other Abbreviations

(ADR)—	American Depositary Receipt
(GDR)—	Global Depositary Receipt

BHFTII-3

Brighthouse Funds Trust II

Baillie Gifford International Stock Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2018:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$48,817,589	$—	$—	$48,817,589
Australia	—	36,866,684	—	36,866,684
Brazil	31,550,833	—	—	31,550,833
Canada	86,138,855	—	—	86,138,855
China	46,641,560	—	—	46,641,560
Denmark	—	84,252,455	—	84,252,455
Finland	—	32,007,654	—	32,007,654
France	—	72,408,647	—	72,408,647
Germany	—	126,118,928	—	126,118,928
Hong Kong	—	71,292,247	—	71,292,247
Ireland	36,198,981	51,915,080	—	88,114,061
Japan	—	206,983,288	—	206,983,288
Netherlands	—	27,762,276	—	27,762,276
Panama	20,259,354	—	—	20,259,354
Peru	21,164,669	—	—	21,164,669
Russia	—	10,679,370	—	10,679,370
Singapore	—	28,546,911	—	28,546,911
South Africa	—	78,323,315	—	78,323,315
South Korea	—	78,474,275	—	78,474,275
Spain	—	53,621,161	—	53,621,161
Sweden	—	65,059,706	—	65,059,706
Switzerland	—	108,950,292	—	108,950,292
Taiwan	—	84,551,205	—	84,551,205
United Kingdom	—	233,187,433	—	233,187,433
United States	9,710,098	—	—	9,710,098

Total Common Stocks	300,481,939	1,451,000,927	—	1,751,482,866

Total Preferred Stock*	—	4,953,099	—	4,953,099

Total Short-Term Investment*	—	7,251,652	—	7,251,652

Total Securities Lending Reinvestments*	—	23,499,168	—	23,499,168

Total Investments	$300,481,939	$1,486,704,846	$—	$1,787,186,785

Collateral for Securities Loaned (Liability)	$—	$(23,499,168)	$—	$(23,499,168)

*	See Schedule of Investments for additional detailed categorizations.

Transfers from Level 2 to Level 1 in the amount of $20,802,326 were due to the discontinuation of a systematic fair valuation model factor.

BHFTII-4

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

U.S. Treasury & Government Agencies—45.5% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—33.0%
Fannie Mae 15 Yr. Pool 2.000%, 10/01/31	282,484	$270,011
2.000%, 11/01/31	3,496,015	3,341,645
2.000%, 12/01/31	369,851	353,521
2.500%, 09/01/27	339,980	335,673
2.500%, 02/01/28	39,707	39,197
2.500%, 04/01/28	99,276	98,002
2.500%, 08/01/28	269,454	265,999
2.500%, 01/01/30	1,433,407	1,409,728
2.500%, 02/01/30	176,659	174,087
2.500%, 03/01/30	299,785	294,826
2.500%, 07/01/30	381,460	374,988
2.500%, 08/01/30	3,446,553	3,390,493
2.500%, 09/01/30	1,701,319	1,673,169
2.500%, 11/01/30	3,337,397	3,279,504
2.500%, 03/01/31	201,668	199,080
2.500%, 06/01/31	883,174	865,834
2.500%, 07/01/31	2,702,173	2,649,117
2.500%, 10/01/31	6,252,836	6,130,067
2.500%, 11/01/31	4,549,787	4,460,460
2.500%, 03/01/32	4,124,511	4,043,543
2.500%, TBA (a)	2,935,800	2,876,625
3.000%, 04/01/28	204,711	205,181
3.000%, 05/01/28	264,820	265,421
3.000%, 06/01/28	138,746	138,947
3.000%, 08/01/28	145,999	146,355
3.000%, 10/01/28	456,403	456,988
3.000%, 11/01/28	3,477,362	3,485,320
3.000%, 12/01/28	1,064,466	1,066,777
3.000%, 01/01/29	330,794	331,215
3.000%, 04/01/29	1,424,397	1,426,777
3.000%, 05/01/29	2,030,060	2,032,795
3.000%, 08/01/29	2,495,244	2,499,433
3.000%, 09/01/29	825,031	827,044
3.000%, 10/01/29	616,852	618,360
3.000%, 03/01/30	1,203,860	1,206,792
3.000%, 04/01/30	1,060,502	1,061,620
3.000%, 05/01/30	1,530,348	1,532,797
3.000%, 07/01/30	1,250,124	1,251,349
3.000%, 08/01/30	5,714,552	5,721,157
3.000%, 09/01/30	4,420,157	4,428,563
3.000%, 08/01/31	6,019,450	6,020,937
3.000%, 09/01/31	565,948	566,202
3.000%, 02/01/32	1,811,956	1,816,364
3.000%, 06/01/32	4,738,349	4,744,106
3.000%, 09/01/32	1,081,218	1,083,936
3.000%, 10/01/32	458,492	459,123
3.000%, 11/01/32	1,625,871	1,627,925
3.000%, 12/01/32	2,654,091	2,658,081
3.500%, 08/01/28	629,024	642,521
3.500%, 10/01/28	3,448,673	3,522,769
3.500%, 11/01/28	3,983,790	4,069,491
3.500%, 02/01/29	5,793,967	5,917,390
3.500%, 04/01/29	1,675,749	1,711,722
3.500%, 05/01/29	3,603,791	3,678,581
3.500%, 06/01/29	2,494,711	2,548,263

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 15 Yr. Pool 3.500%, 07/01/29	1,849,126	1,889,222
3.500%, 09/01/29	214,488	218,934
3.500%, 08/01/30	1,081,635	1,105,383
4.000%, 01/01/25	6,321	6,503
4.000%, 02/01/25	2,669,896	2,747,278
4.000%, 09/01/25	492,172	506,523
4.000%, 10/01/25	1,446,494	1,488,497
4.000%, 01/01/26	468,898	482,585
4.000%, 04/01/26	339,261	353,410
4.000%, 07/01/26	1,327,609	1,366,433
4.000%, 08/01/26	665,500	684,973
4.500%, 12/01/20	340,524	343,226
4.500%, 02/01/25	403,983	418,892
4.500%, 04/01/25	84,224	87,098
4.500%, 07/01/25	303,795	314,160
4.500%, 06/01/26	2,080,685	2,169,662
Fannie Mae 20 Yr. Pool 3.000%, 10/01/36	125,000	124,278
3.000%, 11/01/36	1,259,286	1,251,560
3.000%, 12/01/36	1,922,832	1,911,036
5.000%, 05/01/23	2,172	2,322
Fannie Mae 30 Yr. Pool 3.000%, 12/01/42	7,983,234	7,860,237
3.000%, 01/01/43	5,366,236	5,283,440
3.000%, 02/01/43	2,521,225	2,482,316
3.000%, 03/01/43	20,664,849	20,346,634
3.000%, 04/01/43	13,808,316	13,595,512
3.000%, 05/01/43	18,861,537	18,571,803
3.000%, 06/01/43	2,415,361	2,378,922
3.000%, 07/01/43	1,350,181	1,329,343
3.000%, 08/01/43	1,108,153	1,091,044
3.000%, 06/01/46	849,577	832,477
3.000%, 07/01/46	7,228,598	7,070,406
3.000%, 08/01/46	7,686,301	7,518,219
3.000%, 09/01/46	10,617,457	10,388,274
3.000%, 10/01/46	6,433,389	6,295,387
3.000%, 11/01/46	4,574,930	4,478,580
3.000%, 01/01/47	442,254	433,116
3.000%, 02/01/47	1,037,282	1,015,485
3.000%, 03/01/47	3,397,199	3,324,179
3.500%, 01/01/42	811,533	819,448
3.500%, 04/01/42	568,956	574,320
3.500%, 05/01/42	357,369	360,502
3.500%, 06/01/42	969,262	978,393
3.500%, 07/01/42	121,217	122,360
3.500%, 08/01/42	212,968	214,965
3.500%, 10/01/42	1,529,904	1,543,414
3.500%, 11/01/42	2,705,960	2,729,756
3.500%, 12/01/42	1,463,101	1,476,888
3.500%, 01/01/43	868,894	876,100
3.500%, 02/01/43	1,542,473	1,556,407
3.500%, 03/01/43	3,978,232	4,011,784
3.500%, 04/01/43	128,507	129,644
3.500%, 05/01/43	307,620	310,184
3.500%, 06/01/43	1,340,707	1,351,622

BHFTII-5

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool 3.500%, 07/01/43	14,674,372	$14,799,576
3.500%, 08/01/43	8,017,077	8,082,641
3.500%, 09/01/43	136,685	137,818
3.500%, 10/01/43	147,688	148,977
3.500%, 11/01/43	1,279,870	1,290,353
3.500%, 01/01/44	4,519,268	4,559,093
3.500%, 05/01/44	2,190,468	2,209,576
3.500%, 06/01/44	11,136,324	11,240,937
3.500%, 07/01/44	60,246	60,739
3.500%, 02/01/45	1,155,357	1,164,850
3.500%, 07/01/45	3,514,605	3,535,367
3.500%, 10/01/45	1,782,764	1,789,056
3.500%, 11/01/45	3,734,885	3,763,341
3.500%, 12/01/45	891,677	899,426
3.500%, 03/01/46	1,305,738	1,312,117
3.500%, 04/01/46	2,009,806	2,018,230
3.500%, 05/01/46	818,270	822,267
3.500%, 06/01/46	7,913,694	7,952,960
3.500%, 08/01/46	1,712,182	1,720,541
3.500%, 09/01/46	1,777,052	1,787,216
3.500%, 11/01/46	13,660,042	13,724,517
3.500%, 12/01/46	3,783,484	3,806,957
3.500%, 01/01/47	8,269,409	8,338,848
3.500%, 02/01/47	653,396	658,424
3.500%, 05/01/47	2,164,666	2,178,508
3.500%, 06/01/47	1,344,169	1,351,147
3.500%, 07/01/47	950,506	956,288
3.500%, 09/01/47	913,541	918,697
3.500%, 10/01/47	290,955	293,199
3.500%, 11/01/47	1,549,532	1,563,216
3.500%, 12/01/47	10,633,671	10,707,208
3.500%, 01/01/48	6,847,973	6,901,755
4.000%, 08/01/33	1,341,394	1,377,498
4.000%, 06/01/39	942,446	974,065
4.000%, 12/01/39	87,901	90,844
4.000%, 07/01/40	1,148,026	1,186,466
4.000%, 08/01/40	2,087,600	2,157,775
4.000%, 10/01/40	5,642,460	5,838,727
4.000%, 11/01/40	375,004	387,598
4.000%, 12/01/40	1,929,646	1,994,511
4.000%, 04/01/41	185,562	191,800
4.000%, 09/01/41	4,858,467	5,022,237
4.000%, 10/01/41	314,318	324,914
4.000%, 12/01/41	1,276,916	1,324,964
4.000%, 01/01/42	1,282,854	1,326,178
4.000%, 02/01/42	3,113,788	3,218,902
4.000%, 05/01/42	1,239,946	1,284,423
4.000%, 06/01/42	679,279	702,215
4.000%, 07/01/42	4,697,287	4,872,370
4.000%, 08/01/42	350,801	362,623
4.000%, 09/01/42	889,287	919,289
4.000%, 12/01/42	2,505,845	2,596,142
4.000%, 01/01/43	1,087,026	1,123,622
4.000%, 03/01/43	224,417	232,099

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool 4.000%, 10/01/43	811,870	839,192
4.000%, 11/01/43	3,820,551	3,959,979
4.000%, 01/01/44	2,772,350	2,872,939
4.000%, 02/01/44	2,674,424	2,772,003
4.000%, 05/01/44	4,045,690	4,192,794
4.000%, 07/01/44	255,592	263,270
4.000%, 08/01/44	888,103	920,444
4.000%, 12/01/44	2,361,571	2,444,263
4.000%, 01/01/45	391,852	405,906
4.000%, 02/01/45	1,246,856	1,290,066
4.000%, 03/01/45	1,109,675	1,145,950
4.000%, 04/01/45	961,541	995,982
4.000%, 05/01/45	1,010,232	1,045,364
4.000%, 10/01/45	6,571,758	6,801,365
4.000%, 11/01/45	2,535,160	2,619,534
4.000%, 12/01/45	5,103,569	5,279,833
4.000%, 01/01/46	5,242,411	5,395,632
4.000%, 02/01/46	1,804,649	1,866,306
4.000%, 06/01/46	4,106,851	4,238,262
4.000%, 07/01/46	4,190,331	4,332,670
4.000%, 11/01/46	309,584	321,201
4.000%, 12/01/46	1,433,984	1,485,897
4.000%, 01/01/47	1,674,640	1,734,244
4.000%, 03/01/47	2,703,591	2,796,562
4.000%, 08/01/47	1,060,004	1,094,805
4.000%, TBA (a)	66,977,000	68,616,210
4.500%, 08/01/39	1,371,366	1,450,104
4.500%, 11/01/39	384,361	406,552
4.500%, 01/01/40	44,293	46,929
4.500%, 04/01/40	99,805	105,717
4.500%, 05/01/40	260,503	275,507
4.500%, 06/01/40	244,644	258,820
4.500%, 07/01/40	492,826	521,237
4.500%, 08/01/40	3,322,266	3,513,612
4.500%, 11/01/40	950,373	1,005,041
4.500%, 07/01/41	280,087	296,020
4.500%, 08/01/41	117,507	123,080
4.500%, 09/01/41	981,849	1,036,343
4.500%, 10/01/41	207,295	219,501
4.500%, 01/01/42	197,779	209,195
4.500%, 06/01/42	161,827	169,500
4.500%, 08/01/42	1,095,027	1,152,544
4.500%, 09/01/42	3,062,322	3,238,550
4.500%, 09/01/43	1,107,188	1,164,332
4.500%, 10/01/43	1,456,745	1,530,283
4.500%, 12/01/43	1,775,527	1,862,350
4.500%, 01/01/44	1,843,611	1,942,460
4.500%, 09/01/45	853,766	906,788
4.500%, 11/01/45	543,382	575,446
4.500%, 12/01/45	1,398,708	1,477,366
4.500%, 07/01/46	6,136,316	6,524,305
4.500%, 09/01/46	718,513	765,826
4.500%, 10/01/47	1,577,603	1,679,879
4.500%, 12/01/47	1,980,775	2,098,854

BHFTII-6

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool 5.000%, 11/01/32	4,729	$5,072
5.000%, 09/01/35	234,926	253,638
5.000%, 06/01/39	10,159,716	10,965,434
5.000%, 04/01/41	36,799	39,780
5.000%, 07/01/41	472,881	511,291
5.000%, 08/01/41	428,807	460,863
5.000%, 01/01/42	52,034	55,627
5.000%, TBA (a)	2,460,000	2,627,587
5.500%, 11/01/32	1,136,893	1,245,600
5.500%, 12/01/32	198,248	217,418
5.500%, 01/01/33	774,964	849,439
5.500%, 12/01/33	259,234	284,504
5.500%, 05/01/34	2,066,794	2,270,509
5.500%, 08/01/37	2,136,309	2,346,554
5.500%, 02/01/38	350,159	386,726
5.500%, 03/01/38	232,762	256,729
5.500%, 04/01/38	113,678	123,406
5.500%, 06/01/38	408,375	450,520
5.500%, 12/01/38	307,149	334,837
5.500%, 01/01/39	357,771	391,427
5.500%, 08/01/39	302,274	330,143
5.500%, 12/01/39	518,790	566,730
5.500%, 04/01/40	73,308	79,823
5.500%, 04/01/41	295,730	323,600
5.500%, TBA (a)	3,696,000	4,016,513
6.000%, 02/01/34	238,046	267,849
6.000%, 08/01/34	178,097	200,535
6.000%, 04/01/35	2,820,436	3,170,674
6.000%, 06/01/36	313,582	349,957
6.000%, 02/01/38	548,348	615,733
6.000%, 03/01/38	191,368	215,521
6.000%, 05/01/38	596,918	672,558
6.000%, 10/01/38	722,257	810,364
6.000%, 12/01/38	216,647	243,662
6.000%, 04/01/40	2,368,525	2,657,937
6.000%, 09/01/40	233,308	260,641
6.000%, 06/01/41	542,277	609,773
6.500%, 05/01/40	3,446,497	3,870,911
Fannie Mae Connecticut Avenue Securities (CMO) 4.072%, 1M LIBOR + 2.200%, 01/25/30 (b)	795,826	806,188
4.872%, 1M LIBOR + 3.000%, 10/25/29 (b)	246,328	261,279
5.422%, 1M LIBOR + 3.550%, 07/25/29 (b)	1,289,928	1,400,600
5.472%, 1M LIBOR + 3.600%, 01/25/30 (b)	1,350,000	1,351,690
5.872%, 05/25/30 (b)	1,140,000	1,170,134
6.122%, 1M LIBOR + 4.250%, 04/25/29 (b)	1,620,000	1,836,347
7.622%, 1M LIBOR + 5.750%, 07/25/29 (b)	683,032	797,641
Fannie Mae Pool 4.000%, 01/01/41	464,754	480,488
Fannie Mae REMICS (CMO) 5.000%, 04/25/35	66,360	69,081
Fannie Mae-ACES (CMO) 0.127%, 08/25/24 (b) (c)	110,918,876	854,597
2.731%, 01/25/39 (b) (c)	3,082,801	331,408
2.986%, 12/25/27 (b)	507,000	496,355
3.079%, 06/25/27 (b)	530,000	523,885

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 15 Yr. Gold Pool 2.500%, 04/01/27	148,912	146,920
2.500%, 10/01/28	488,838	482,295
2.500%, 08/01/29	1,223,572	1,204,345
2.500%, 12/01/29	316,063	309,855
2.500%, 05/01/30	1,230,122	1,205,313
2.500%, 07/01/30	832,110	815,346
2.500%, 08/01/30	2,790,966	2,734,660
2.500%, 09/01/30	3,109,955	3,047,241
2.500%, TBA (a)	13,556,000	13,274,819
3.000%, 01/01/30	943,396	942,737
3.000%, 04/01/30	4,622,185	4,619,632
3.000%, 05/01/30	723,857	723,524
3.000%, 06/01/30	32,160	32,141
3.000%, 07/01/30	1,716,845	1,715,688
3.000%, 08/01/30	557,192	556,843
3.000%, TBA (a)	11,359,000	11,338,144
3.500%, TBA (a)	6,274,000	6,395,559
Freddie Mac 30 Yr. Gold Pool 3.000%, 12/01/42	2,830,405	2,782,338
3.000%, 01/01/43	1,891,278	1,859,160
3.000%, 03/01/43	4,214,524	4,143,195
3.000%, 07/01/43 (d)	11,968,559	11,762,199
3.000%, 09/01/46	1,253,119	1,224,986
3.000%, 12/01/46	6,188,907	6,051,009
3.000%, TBA (a)	37,165,779	36,236,635
3.500%, 04/01/42	2,444,509	2,464,153
3.500%, 05/01/42	121,145	122,064
3.500%, 08/01/42	3,090,677	3,116,233
3.500%, 10/01/42	153,710	154,517
3.500%, 11/01/42	1,185,376	1,194,329
3.500%, 01/01/43	1,383,553	1,394,043
3.500%, 06/01/43	331,874	334,391
3.500%, 01/01/44	706,570	712,734
3.500%, 04/01/44	2,470,171	2,490,331
3.500%, 05/01/44	629,187	634,498
3.500%, 06/01/44	430,155	433,503
3.500%, 07/01/44	117,402	118,501
3.500%, 08/01/44	474,846	478,722
3.500%, 09/01/44	957,429	965,396
3.500%, 11/01/44	25,971	26,131
3.500%, 01/01/45	188,173	189,284
3.500%, 05/01/45	288,508	290,131
3.500%, 06/01/45	252,865	254,215
3.500%, 07/01/45	6,642	6,677
3.500%, 08/01/45	7,198,061	7,256,840
3.500%, 09/01/45	202,040	203,933
3.500%, 10/01/45	26,118	26,257
3.500%, 01/01/46	1,201,512	1,207,927
3.500%, 02/01/46	83,280	83,725
3.500%, 03/01/46	875,320	879,994
3.500%, 05/01/46	968,140	973,310
3.500%, 07/01/46	8,801,742	8,873,611
3.500%, 03/01/47	2,490,042	2,509,731
3.500%, 07/01/47	377,792	380,879
3.500%, 10/01/47	1,479,510	1,492,897
3.500%, 12/01/47	27,676,224	27,850,427

BHFTII-7

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool 3.500%, 01/01/48	599,093	$603,635
3.500%, TBA (a)	17,596,164	17,637,219
4.000%, 08/01/40	327,844	339,390
4.000%, 09/01/40	373,093	386,140
4.000%, 10/01/40	151,754	157,108
4.000%, 11/01/40	677,034	700,917
4.000%, 04/01/41	18,083	18,721
4.000%, 10/01/41	630,234	652,507
4.000%, 09/01/43	482,608	500,130
4.000%, 04/01/44	1,014,581	1,050,080
4.000%, 08/01/44	3,596,938	3,728,668
4.000%, 02/01/45	334,543	344,609
4.000%, 09/01/45	1,509,975	1,556,955
4.000%, 10/01/45	1,991,344	2,056,850
4.000%, 12/01/45 (d)	14,107,077	14,537,967
4.000%, 01/01/47	8,527,165	8,821,248
4.000%, 08/01/47	2,522,811	2,614,229
4.000%, TBA (a)	12,220,000	12,522,158
4.500%, 02/01/39	1,310,707	1,374,844
4.500%, 08/01/39	1,176,831	1,245,021
4.500%, 12/01/39	288,846	305,611
4.500%, 07/01/40	89,440	94,633
4.500%, 05/01/41	1,725,621	1,825,900
4.500%, 05/01/42	1,694,752	1,793,068
4.500%, 10/01/43	939,144	985,523
4.500%, 12/01/43	2,183,089	2,302,606
4.500%, 11/01/47	8,441,338	8,843,900
5.000%, 10/01/41	722,659	779,291
5.000%, 11/01/41 (d)	6,133,183	6,613,256
5.500%, 02/01/35	178,031	196,176
5.500%, 09/01/39	190,531	207,992
5.500%, 01/01/40	164,992	179,016
5.500%, 07/01/40	107,024	116,117
5.500%, 06/01/41	2,566,907	2,815,778
Freddie Mac Multifamily Structured Pass-Through Certificates (CMO) 0.609%, 03/25/27 (b) (c)	9,691,133	452,254
0.675%, 04/25/27 (b) (c)	9,075,116	471,850
0.847%, 06/25/27 (b) (c)	2,638,366	154,608
1.085%, 03/25/26 (b) (c)	3,015,699	208,420
2.653%, 08/25/26	400,000	384,341
2.770%, 05/25/25	1,110,000	1,077,901
3.120%, 09/25/26 (b)	1,080,000	1,073,574
3.187%, 09/25/27 (b)	390,000	388,142
3.286%, 11/25/27	550,000	550,827
3.300%, 10/25/26	440,000	443,137
3.347%, 11/25/26 (b)	490,000	495,202
3.444%, 12/25/27	210,000	212,860
3.531%, 07/25/23 (b)	500,000	514,075
Freddie Mac Structured Agency Credit Risk Debt Notes (CMO) 4.372%, 03/25/30 (b)	2,600,000	2,665,111
5.122%, 1M LIBOR + 3.250%, 07/25/29 (b)	1,320,000	1,424,381
5.322%, 1M LIBOR + 3.450%, 10/25/29 (b)	1,516,843	1,649,689
5.672%, 1M LIBOR + 3.800%, 03/25/29 (b)	1,310,000	1,463,686

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac Structured Agency Credit Risk Debt Notes (CMO) 6.322%, 03/25/30 (b)	1,290,000	1,377,926
7.022%, 1M LIBOR + 5.150%, 10/25/29 (b)	880,000	992,286
FREMF Mortgage Trust (CMO) 3.853%, 01/25/28 (144A) (b)	600,000	580,268
3.981%, 03/25/27 (144A) (b)	275,556	271,894
Ginnie Mae I 30 Yr. Pool 3.000%, 02/15/45	1,515,623	1,498,190
3.500%, 01/15/42	468,203	475,382
3.500%, 02/15/42	174,381	176,326
3.500%, 04/15/42	373,451	378,723
3.500%, 05/15/42	382,836	389,863
3.500%, 08/15/42	533,171	542,938
3.500%, 11/15/42	341,377	346,263
3.500%, 12/15/42	1,195,628	1,217,513
3.500%, 01/15/43	536,365	544,041
3.500%, 02/15/43	825,197	838,497
3.500%, 03/15/43	414,043	419,269
3.500%, 04/15/43	2,361,626	2,397,955
3.500%, 05/15/43	2,816,407	2,862,857
3.500%, 06/15/43	716,625	729,747
3.500%, 07/15/43	2,509,328	2,555,216
4.000%, 07/20/39	404,414	422,725
4.000%, 01/15/41	1,382,364	1,429,043
4.000%, 03/15/41	939,001	968,499
4.000%, 12/15/41	25,791	26,540
4.500%, 02/15/42 (d)	11,406,421	12,001,799
5.000%, 12/15/38	323,643	347,733
5.000%, 07/15/39	880,868	946,165
5.000%, 10/15/39	406,690	437,052
5.000%, 09/15/40	30,176	32,365
5.000%, 12/15/40	1,056,140	1,134,428
5.500%, 04/15/33	28,463	31,334
6.500%, 04/15/33	47,593	53,236
8.500%, 05/15/22	518	519
Ginnie Mae II 30 Yr. Pool 3.000%, 12/20/44	188,187	186,191
3.000%, 04/20/45	3,647,448	3,616,450
3.000%, 06/20/45	200,238	198,561
3.000%, 07/20/45	97,848	96,637
3.000%, 08/20/45	97,277	96,193
3.000%, 10/20/45	1,168,754	1,154,292
3.000%, 12/20/45	102,249	100,984
3.000%, 04/20/46	20,856,040	20,610,325
3.000%, 05/20/46	146,698	144,951
3.000%, 06/20/46	3,349,066	3,304,602
3.000%, 07/20/46	6,570,883	6,482,771
3.000%, 08/20/46	1,293,773	1,276,256
3.000%, 09/20/46	2,962,425	2,923,746
3.000%, 11/20/46	322,653	318,159
3.000%, 12/20/46	481,874	475,160
3.000%, 01/20/47	633,622	624,714
3.000%, 03/20/47	1,446,876	1,427,257
3.000%, 04/20/47	880,694	868,101
3.000%, 06/20/47	90,051	88,740
3.000%, 07/20/47	610,425	601,371

BHFTII-8

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae II 30 Yr. Pool 3.000%, TBA (a)	40,973,000	$40,309,590
3.500%, 12/20/41	4,230,767	4,295,620
3.500%, 04/20/42	39,773	40,383
3.500%, 06/20/42	194,271	197,427
3.500%, 08/20/42	1,100,023	1,116,887
3.500%, 09/20/42	114,175	115,925
3.500%, 10/20/42	550,845	559,290
3.500%, 11/20/42	109,783	111,466
3.500%, 12/20/42	394,921	400,976
3.500%, 01/20/43	4,228,981	4,293,816
3.500%, 02/20/43	98,848	100,363
3.500%, 03/20/43	295,882	300,418
3.500%, 04/20/43	2,393,740	2,430,440
3.500%, 05/20/43	1,283,330	1,303,006
3.500%, 07/20/43	100,292	101,830
3.500%, 02/20/44	2,990,801	3,036,664
3.500%, 03/20/46	12,371,814	12,510,077
3.500%, 04/20/46	25,760,349	26,044,271
3.500%, 05/20/46	1,835,673	1,855,764
3.500%, 06/20/46	20,791,851	21,016,209
3.500%, 10/20/46	2,694,044	2,727,125
3.500%, TBA (a)	67,765,496	68,320,059
4.000%, 04/20/39	54,211	56,681
4.000%, 09/20/40	108,564	113,489
4.000%, 10/20/40	1,215,005	1,270,215
4.000%, 11/20/40	681,295	712,262
4.000%, 12/20/40	2,549,680	2,665,462
4.000%, 01/20/41	2,226,382	2,327,608
4.000%, 02/20/41	39,704	41,510
4.000%, 04/20/42	1,106,986	1,157,113
4.000%, 07/20/43	210,068	218,720
4.000%, 08/20/44	905,393	939,664
4.000%, 10/20/46	222,728	229,929
4.000%, 02/20/47	303,649	312,361
4.000%, TBA (a)	41,831,000	42,875,958
4.500%, 12/20/39	91,142	95,815
4.500%, 01/20/40	113,929	119,778
4.500%, 02/20/40	89,658	94,255
4.500%, 05/20/40	6,128	6,443
4.500%, 08/20/40	216,808	227,938
4.500%, 05/20/41	11,918,082	12,529,893
4.500%, 06/20/41	1,148,793	1,208,394
4.500%, 07/20/41	722,401	760,073
4.500%, 11/20/41	108,892	114,579
4.500%, 11/20/44	251,283	264,542
5.000%, 10/20/33	950,705	1,029,345
5.000%, 10/20/39	322,379	346,736
5.000%, 07/20/42	408,155	435,867
Government National Mortgage Association (CMO) 0.637%, 06/16/53 (b) (c)	1,334,898	30,939
0.675%, 02/16/50 (b) (c)	1,878,293	91,092
0.734%, 03/16/55 (b) (c)	3,606,008	193,766
0.756%, 11/16/53 (b) (c)	1,083,292	37,508
0.771%, 02/16/53 (b) (c)	17,511,416	762,067
0.773%, 05/16/59 (b) (c)	2,178,776	147,854
0.802%, 07/16/59 (b) (c)	2,056,399	141,638

Agency Sponsored Mortgage - Backed—(Continued)
Government National Mortgage Association (CMO) 0.810%, 05/16/59 (b) (c)	3,103,749	206,211
0.825%, 08/16/41 (c)	3,829,341	58,648
0.891%, 09/16/55 (b) (c)	2,200,509	140,841
0.909%, 06/16/58 (b) (c)	2,735,816	210,337
0.984%, 08/15/58 (b) (c)	7,435,754	558,820
1.000%, 02/16/39 (c)	5,112,622	57,828
1.006%, 08/16/58 (b) (c)	3,853,859	293,455
1.036%, 05/16/58 (b) (c)	2,623,787	210,161
1.062%, 12/16/57 (b) (c)	3,789,707	276,445
1.126%, 04/16/58 (b) (c)	6,968,001	557,778
3.500%, 03/20/42	49,524	50,283

		1,269,979,755

Federal Agencies—0.0%
Government National Mortgage Association 0.892%, 11/16/55 (b) (c)	3,446,324	220,792
0.936%, 09/16/56 (b) (c)	1,423,294	111,139
0.976%, 02/16/58 (b) (c)	5,444,282	393,098

		725,029

U.S. Treasury—12.5%
U.S. Treasury Bonds 2.750%, 11/15/47	35,500,000	33,937,168
2.875%, 05/15/43	29,381,000	28,960,943
2.875%, 11/15/46	7,929,000	7,775,995
3.000%, 02/15/47	5,257,000	5,284,928
3.000%, 02/15/48	5,648,000	5,680,211
3.125%, 02/15/43	28,907,000	29,797,923
3.625%, 08/15/43	27,595,000	30,892,387
3.750%, 11/15/43 (e)	32,490,000	37,110,941
4.250%, 05/15/39	7,463,000	9,081,247
4.375%, 11/15/39	7,270,000	9,002,021
4.500%, 08/15/39	7,242,000	9,108,512
U.S. Treasury Notes 1.500%, 03/31/23	11,475,000	10,901,250
1.625%, 04/30/23	11,164,000	10,659,003
2.000%, 04/30/24 (f)	42,025,000	40,490,102
2.000%, 05/31/24	41,570,000	40,022,492
2.000%, 02/15/25	14,197,000	13,584,200
2.000%, 08/15/25	15,044,000	14,336,462
2.000%, 11/15/26	30,652,000	28,908,667
2.125%, 05/15/25	13,761,000	13,251,950
2.250%, 12/31/24	12,203,000	11,878,381
2.250%, 11/15/25	14,751,000	14,277,931
2.250%, 02/15/27	30,003,000	28,836,868
2.250%, 11/15/27	31,599,000	30,268,386
2.500%, 01/31/25	2,994,000	2,960,318
2.625%, 02/28/23	930,000	932,834
2.750%, 02/28/25	10,011,000	10,052,843

		477,993,963

Total U.S. Treasury & Government Agencies (Cost $1,780,106,305)		1,748,698,747

BHFTII-9

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Corporate Bonds & Notes—28.5%

Security Description	Principal Amount*	Value

Advertising—0.1%
ACE03 MH1 B2 1.000%, 08/15/30	707,850	$546,809
Interpublic Group of Cos., Inc. (The) 4.000%, 03/15/22 (d)	1,468,000	1,489,528

		2,036,337

Aerospace/Defense—0.5%
BAE Systems Holdings, Inc. 2.850%, 12/15/20 (144A)	699,000	692,386
4.750%, 10/07/44 (144A)	132,000	141,957
Harris Corp. 2.700%, 04/27/20	706,000	699,787
Lockheed Martin Corp. 3.550%, 01/15/26	815,000	808,201
3.600%, 03/01/35	1,475,000	1,409,372
4.070%, 12/15/42	380,000	375,135
4.090%, 09/15/52	594,000	576,049
Northrop Grumman Corp. 2.930%, 01/15/25	3,480,000	3,336,731
3.250%, 01/15/28	4,606,000	4,396,580
3.850%, 04/15/45	840,000	784,099
United Technologies Corp. 1.778%, 05/04/18 (b)	3,052,000	3,049,388
4.050%, 05/04/47	2,095,000	1,990,108
4.150%, 05/15/45	836,000	809,225

		19,069,018

Agriculture—0.3%
BAT Capital Corp. 2.297%, 08/14/20 (144A)	2,540,000	2,490,343
4.390%, 08/15/37 (144A)	3,020,000	3,000,673
Reynolds American, Inc. 2.300%, 06/12/18	1,321,000	1,320,329
3.250%, 06/12/20	561,000	561,054
4.450%, 06/12/25	5,615,000	5,775,989

		13,148,388

Airlines—0.4%
American Airlines Group, Inc. 4.625%, 03/01/20 (144A)	2,214,000	2,230,605
American Airlines Pass-Through Trust 3.375%, 05/01/27	2,532,284	2,472,142
Avianca Holdings S.A. / Avianca Leasing LLC / Grupo Taca Holdings, Ltd. 8.375%, 05/10/20	681,000	698,025
Delta Air Lines, Inc. 2.875%, 03/13/20	8,220,000	8,166,439
Gol Finance, Inc. 7.000%, 01/31/25 (144A)	620,000	609,925
Turkish Airlines Pass-Through Trust 4.200%, 03/15/27 (144A)	1,096,337	1,038,780
United Airlines Pass-Through Trust 4.750%, 04/11/22	322,642	327,772

		15,543,688

Auto Manufacturers—1.0%
Ford Motor Credit Co. LLC 3.219%, 01/09/22	9,970,000	9,801,969
General Motors Financial Co., Inc. 3.100%, 01/15/19	814,000	814,876
3.150%, 06/30/22	4,710,000	4,610,446
3.200%, 07/06/21	5,255,000	5,209,517
3.700%, 11/24/20	4,830,000	4,873,766
4.000%, 01/15/25	1,821,000	1,795,281
Hyundai Capital America 2.550%, 04/03/20 (144A)	8,645,000	8,510,520
Volkswagen Group of America Finance LLC 2.400%, 05/22/20 (144A)	2,000,000	1,972,400

		37,588,775

Auto Parts & Equipment—0.1%
Aptiv plc 4.250%, 01/15/26	1,455,000	1,485,876
4.400%, 10/01/46	1,052,000	1,014,801
ZF North America Capital, Inc. 4.750%, 04/29/25 (144A)	2,519,000	2,550,487

		5,051,164

Banks—7.8%
Banco Espirito Santo S.A. 4.000%, 01/21/19 (EUR) (g)	200,000	73,827
Bank of America Corp. 2.250%, 04/21/20	2,535,000	2,498,109
2.328%, 10/01/21 (b)	17,105,000	16,726,694
2.369%, 3M LIBOR + 0.660%, 07/21/21 (b)	9,445,000	9,268,270
2.625%, 10/19/20	6,385,000	6,340,912
3.248%, 10/21/27	1,588,000	1,496,717
3.300%, 01/11/23	3,130,000	3,120,852
3.500%, 04/19/26	2,440,000	2,397,344
3.593%, 3M LIBOR + 1.370%, 07/21/28 (b)	1,115,000	1,082,969
3.875%, 08/01/25	4,570,000	4,604,815
4.183%, 11/25/27	3,030,000	3,003,774
Bank of New York Mellon Corp. (The) 4.625%, 3M LIBOR + 3.131%, 09/20/26 (b)	2,405,000	2,338,863
Barclays plc 4.950%, 01/10/47	2,231,000	2,288,224
BB&T Corp. 2.450%, 01/15/20	1,530,000	1,517,268
BNP Paribas S.A. 2.950%, 05/23/22 (144A)	6,010,000	5,890,890
3.800%, 01/10/24 (144A)	808,000	806,029
BPCE S.A. 3.000%, 05/22/22 (144A)	3,500,000	3,428,026
Branch Banking & Trust Co. 2.300%, 10/15/18	2,160,000	2,158,317
Citigroup, Inc. 2.500%, 07/29/19	3,634,000	3,619,224
2.900%, 12/08/21	5,925,000	5,834,734
3.500%, 05/15/23	1,535,000	1,516,645
3.668%, 3M LIBOR + 1.390%, 07/24/28 (b) (d)	5,555,000	5,415,686
3.875%, 03/26/25	1,530,000	1,514,033

BHFTII-10

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Citigroup, Inc. 3.887%, 3M LIBOR + 1.563%, 01/10/28 (b)	760,000	$755,885
4.125%, 07/25/28	5,250,000	5,188,218
Citizens Bank N.A. 2.250%, 03/02/20	6,026,000	5,922,752
2.300%, 12/03/18	1,395,000	1,390,191
2.650%, 05/26/22	4,875,000	4,723,851
Cooperative Rabobank UA 2.250%, 01/14/20	3,773,000	3,724,487
Credit Agricole S.A. 3.250%, 10/04/24 (144A)	3,635,000	3,473,030
Credit Suisse AG 3.000%, 10/29/21 (d)	1,015,000	1,004,985
Credit Suisse Group AG 4.282%, 01/09/28 (144A)	812,000	813,908
Credit Suisse Group Funding Guernsey, Ltd. 2.750%, 03/26/20 (d)	4,269,000	4,227,859
4.875%, 05/15/45	753,000	796,601
Fifth Third Bank 2.250%, 06/14/21	3,062,000	2,974,984
Goldman Sachs Group, Inc. (The) 2.000%, 04/25/19	950,000	942,319
2.350%, 11/15/21	4,120,000	3,972,652
2.600%, 04/23/20	1,174,000	1,163,086
2.625%, 01/31/19	3,624,000	3,622,104
2.625%, 04/25/21	2,055,000	2,012,710
2.750%, 09/15/20	1,326,000	1,312,505
4.017%, 3M LIBOR + 1.373%, 10/31/38 (b)	1,370,000	1,322,438
HSBC Holdings plc 2.650%, 01/05/22	8,160,000	7,933,866
4.041%, 3M LIBOR + 1.546%, 03/13/28 (b)	1,350,000	1,349,082
6.000%, 5Y ICE Swap + 3.746%, 05/22/27 (b)	3,575,000	3,483,838
HSBC USA, Inc. 2.350%, 03/05/20 (d)	5,625,000	5,551,338
2.750%, 08/07/20	800,000	793,961
Intesa Sanpaolo S.p.A. 3.125%, 07/14/22 (144A)	4,790,000	4,629,246
5.017%, 06/26/24 (144A)	4,675,000	4,611,177
Inversiones Atlantida S.A. 8.250%, 07/28/22 (144A)	289,000	299,838
JPMorgan Chase & Co. 2.972%, 01/15/23	9,375,000	9,195,616
3.540%, 3M LIBOR + 1.380%, 05/01/28 (b)	2,200,000	2,150,153
3.882%, 3M LIBOR + 1.360%, 07/24/38 (b)	9,555,000	9,284,081
3.900%, 07/15/25	1,343,000	1,353,894
Lloyds Banking Group plc 3.750%, 01/11/27	1,715,000	1,658,966
Mitsubishi UFJ Financial Group, Inc. 2.998%, 02/22/22	4,056,000	4,002,493
3.455%, 03/02/23	8,320,000	8,304,500
Mizuho Financial Group, Inc. 2.953%, 02/28/22	11,295,000	11,103,831
Morgan Stanley 2.750%, 05/19/22	11,380,000	11,098,008
2.800%, 06/16/20	3,889,000	3,862,834
3.591%, 3M LIBOR + 1.340%, 07/22/28 (b)	5,530,000	5,348,950

Banks—(Continued)
Morgan Stanley 3.700%, 10/23/24	2,435,000	2,423,115
3.750%, 02/25/23	1,545,000	1,561,365
3.971%, 3M LIBOR + 1.455%, 07/22/38 (b)	2,310,000	2,256,714
Northern Trust Corp. 3.375%, 3M LIBOR + 1.131%, 05/08/32 (b)	1,630,000	1,565,709
Royal Bank of Scotland Group plc 3.309%, 3M LIBOR + 1.470%, 05/15/23 (b) (d)	4,275,000	4,312,362
3.498%, 3M LIBOR + 1.480%, 05/15/23 (b) (d)	5,295,000	5,203,192
Santander Holdings USA, Inc. 3.400%, 01/18/23	3,825,000	3,736,279
3.700%, 03/28/22	1,155,000	1,157,436
Santander UK Group Holdings plc 2.875%, 08/05/21	4,355,000	4,264,486
State Street Corp. 2.650%, 05/19/26	1,246,000	1,163,889
Sumitomo Mitsui Trust Bank, Ltd. 1.950%, 09/19/19 (144A)	5,465,000	5,371,436
2.050%, 03/06/19 (144A)	15,092,000	14,976,938
U.S. Bancorp 2.950%, 07/15/22	2,475,000	2,439,839
3.150%, 04/27/27	975,000	937,345
UBS AG 2.350%, 03/26/20	1,750,000	1,725,462
UBS Group Funding Switzerland AG 4.125%, 09/24/25 (144A)	650,000	653,609
4.253%, 03/23/28 (144A)	3,380,000	3,402,420
UniCredit S.p.A. 5.861%, 5Y ICE Swap + 3.703%, 06/19/32 (144A) (b)	5,725,000	5,806,982
Wells Fargo & Co. 2.600%, 07/22/20	1,285,000	1,272,733
2.625%, 07/22/22	5,265,000	5,092,803

		301,626,573

Beverages—0.6%
Anheuser-Busch InBev Finance, Inc. 2.650%, 02/01/21 (d)	3,844,000	3,813,894
3.300%, 02/01/23 (d)	2,335,000	2,336,716
3.650%, 02/01/26	9,735,000	9,677,064
4.700%, 02/01/36	1,445,000	1,528,904
Anheuser-Busch InBev Worldwide, Inc. 4.375%, 04/15/38	3,770,000	3,846,409
Central American Bottling Corp. 5.750%, 01/31/27 (144A)	94,000	96,492

		21,299,479

Biotechnology—0.4%
Amgen, Inc. 2.125%, 05/01/20	2,559,000	2,514,260
4.400%, 05/01/45	1,818,000	1,815,433
Baxalta, Inc. 4.000%, 06/23/25	2,900,000	2,895,291
Gilead Sciences, Inc. 2.350%, 02/01/20	589,000	584,127
2.500%, 09/01/23	1,447,000	1,394,694

BHFTII-11

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Biotechnology—(Continued)
Gilead Sciences, Inc. 4.000%, 09/01/36	5,185,000	$5,162,880
4.150%, 03/01/47	862,000	844,051
4.500%, 02/01/45	547,000	567,107
4.600%, 09/01/35	564,000	604,093

		16,381,936

Building Materials—0.2%
CRH America Finance, Inc. 3.400%, 05/09/27 (144A)	2,255,000	2,160,157
Johnson Controls International plc 5.125%, 09/14/45	1,450,000	1,626,599
LafargeHolcim Finance U.S. LLC 4.750%, 09/22/46 (144A)	2,100,000	2,083,245

		5,870,001

Chemicals—0.2%
Agrium, Inc. 4.125%, 03/15/35	755,000	736,452
Cydsa S.A.B. de C.V. 6.250%, 10/04/27 (144A)	640,000	634,400
Dow Chemical Co. (The) 4.375%, 11/15/42 (d)	280,000	278,753
4.625%, 10/01/44	755,000	775,875
E.I. du Pont de Nemours & Co. 2.200%, 05/01/20	1,100,000	1,084,795
Eastman Chemical Co. 4.800%, 09/01/42	716,000	755,393
Monsanto Co. 3.600%, 07/15/42	570,000	492,385
Petkim Petrokimya Holding 5.875%, 01/26/23 (144A)	526,000	515,392
Sherwin-Williams Co. (The) 4.000%, 12/15/42	240,000	224,772
4.500%, 06/01/47 (d)	815,000	811,266

		6,309,483

Commercial Services—0.3%
George Washington University (The) 4.126%, 09/15/48	1,605,000	1,613,200
Moody’s Corp. 2.750%, 12/15/21	1,394,000	1,368,689
Northwestern University 3.662%, 12/01/57	1,840,000	1,812,988
Total System Services, Inc. 4.800%, 04/01/26 (d)	2,815,000	2,949,084
University of Notre Dame du Lac 3.394%, 02/15/48	1,490,000	1,429,567
University of Southern California 3.028%, 10/01/39	2,101,000	1,918,381
Wesleyan University 4.781%, 07/01/2116	1,088,000	1,105,375

		12,197,284

Computers—0.7%
Apple, Inc. 2.850%, 05/11/24	9,975,000	9,723,507
3.000%, 02/09/24 (d)	1,525,000	1,507,796
3.450%, 02/09/45	683,000	630,259
4.650%, 02/23/46	4,181,000	4,604,100
Dell International LLC / EMC Corp. 8.350%, 07/15/46 (144A)	326,000	414,079
DXC Technology Co. 2.875%, 03/27/20	1,369,000	1,361,374
Hewlett Packard Enterprise Co. 2.100%, 10/04/19 (144A)	4,395,000	4,337,081
2.850%, 10/05/18	2,705,000	2,707,779
3.600%, 10/15/20	1,906,000	1,923,633
HP, Inc. 3.750%, 12/01/20	357,000	362,464

		27,572,072

Diversified Financial Services—0.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.500%, 05/26/22	4,500,000	4,432,858
4.625%, 10/30/20	3,530,000	3,633,521
Air Lease Corp. 2.625%, 07/01/22 (d)	3,555,000	3,432,688
American Express Credit Corp. 2.250%, 08/15/19	1,959,000	1,947,576
3.300%, 05/03/27	1,010,000	978,723
Blackstone Holdings Finance Co. LLC 4.000%, 10/02/47 (144A)	2,090,000	1,977,551
Credivalores-Crediservicios SAS 9.750%, 07/27/22 (144A)	655,000	670,065
Discover Financial Services 4.100%, 02/09/27	1,108,000	1,099,094
Docuformas SAPI de C.V. 9.250%, 10/11/22 (144A)	320,000	307,200
GE Capital International Funding Co. 4.418%, 11/15/35	5,195,000	5,078,376
ORIX Corp. 2.900%, 07/18/22	1,555,000	1,520,547
Synchrony Financial 2.600%, 01/15/19	1,706,000	1,702,202
2.700%, 02/03/20	1,079,000	1,067,587
4.500%, 07/23/25	1,243,000	1,243,094
Tarjeta Naranja S.A. 26.563%, BADLAR + 3.500%, 04/11/22 (144A) (b)	1,016,000	853,440
Unifin Financiera S.A.B. de C.V. 8.875%, 01/29/25 (144A) (b)	384,000	374,400
Visa, Inc. 4.150%, 12/14/35	1,771,000	1,885,967

		32,204,889

Electric—1.7%
AES Panama SRL 6.000%, 06/25/22 (144A)	213,000	220,189
Baltimore Gas & Electric Co. 3.500%, 08/15/46	805,000	742,084

BHFTII-12

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
CenterPoint Energy Houston Electric LLC 3.950%, 03/01/48	1,240,000	$1,250,585
Dominion Energy, Inc. 2.579%, 07/01/20	2,615,000	2,581,973
Duke Energy Corp. 3.750%, 09/01/46	2,280,000	2,056,487
4.800%, 12/15/45 (d)	1,815,000	1,951,994
Emera U.S. Finance L.P. 2.150%, 06/15/19	2,058,000	2,033,185
2.700%, 06/15/21	2,106,000	2,058,152
Enel Finance International NV 2.875%, 05/25/22 (144A)	3,610,000	3,523,072
3.500%, 04/06/28 (144A)	6,870,000	6,403,453
3.625%, 05/25/27 (144A)	3,460,000	3,295,344
Entergy Corp. 2.950%, 09/01/26	2,000,000	1,861,766
Eversource Energy 2.900%, 10/01/24	2,445,000	2,347,681
Exelon Corp. 2.450%, 04/15/21	549,000	536,563
2.850%, 06/15/20	965,000	956,342
4.450%, 04/15/46	4,020,000	4,100,657
4.950%, 06/15/35	501,000	551,819
FirstEnergy Corp. 4.850%, 07/15/47	2,215,000	2,329,832
Generacion Mediterranea S.A. / Generacion Frias S.A. / Central Termica Roca S.A. 9.625%, 07/27/23 (144A)	1,182,000	1,286,902
Genneia S.A. 8.750%, 01/20/22 (144A) (d)	1,182,000	1,273,179
Inkia Energy, Ltd. 5.875%, 11/09/27 (144A)	549,000	533,216
ITC Holdings Corp. 2.700%, 11/15/22 (144A)	1,580,000	1,533,098
Kansas City Power & Light Co. 4.200%, 03/15/48	2,095,000	2,157,354
MidAmerican Energy Co. 4.400%, 10/15/44	837,000	900,333
Northern States Power Co. 3.400%, 08/15/42	1,570,000	1,460,591
Oncor Electric Delivery Co. LLC 4.550%, 12/01/41	1,115,000	1,220,180
Orazul Energy Egenor S. en C. por A. 5.625%, 04/28/27 (144A)	549,000	523,609
Pacific Gas & Electric Co. 3.300%, 12/01/27 (144A) (d)	1,770,000	1,675,012
3.950%, 12/01/47 (144A)	745,000	689,882
Pampa Energia S.A. 7.375%, 07/21/23 (144A)	649,000	682,261
7.500%, 01/24/27 (144A)	560,000	578,900
Southern Co. (The) 4.400%, 07/01/46	2,220,000	2,222,069
Stoneway Capital Corp. 10.000%, 03/01/27 (144A) (d)	1,692,000	1,839,136
10.000%, 03/01/27	659,000	716,307
Trans-Allegheny Interstate Line Co. 3.850%, 06/01/25 (144A)	2,380,000	2,394,868

Electric—(Continued)
Virginia Electric & Power Co. 3.500%, 03/15/27	2,495,000	2,464,002
4.000%, 11/15/46	1,050,000	1,037,837
4.200%, 05/15/45	895,000	914,573
4.450%, 02/15/44 (d)	287,000	303,928

		65,208,415

Electronics—0.1%
Amphenol Corp. 3.200%, 04/01/24	1,254,000	1,220,247
Honeywell International, Inc. 3.812%, 11/21/47	495,000	487,701
Tyco Electronics Group S.A. 3.125%, 08/15/27	645,000	620,863
3.450%, 08/01/24	300,000	301,993

		2,630,804

Engineering & Construction—0.0%
Aeropuerto Internacional de Tocumen S.A. 5.625%, 05/18/36 (144A)	276,000	294,285
Aeropuertos Argentina S.A. 6.875%, 02/01/27 (144A)	279,000	289,250
Aeropuertos Dominicanos Siglo S.A. 6.750%, 03/30/29 (144A)	279,000	302,018
Cia Latinoamericana de Infraestructura & Servicios S.A. 9.500%, 07/20/23 (144A)	187,000	193,859

		1,079,412

Environmental Control—0.1%
Waste Management, Inc. 3.900%, 03/01/35	3,362,000	3,355,902

Food—0.2%
Arcor SAIC 6.000%, 07/06/23 (144A)	281,000	289,430
Kraft Heinz Foods Co. 4.375%, 06/01/46 (d)	2,270,000	2,081,557
Kroger Co. (The) 2.650%, 10/15/26 (d)	2,415,000	2,180,602
MARB BondCo plc 6.875%, 01/19/25 (144A)	1,218,000	1,114,470
Tyson Foods, Inc. 3.950%, 08/15/24	1,745,000	1,755,788

		7,421,847

Forest Products & Paper—0.2%
Eldorado Intl. Finance GmbH 8.625%, 06/16/21 (144A)	609,000	648,585
Georgia-Pacific LLC 7.375%, 12/01/25	1,415,000	1,751,057
International Paper Co. 4.350%, 08/15/48	4,245,000	4,027,281

		6,426,923

BHFTII-13

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Gas—0.1%
Dominion Energy Gas Holdings LLC 4.600%, 12/15/44	637,000	$667,388
NiSource Finance Corp. 3.490%, 05/15/27	1,825,000	1,763,746

		2,431,134

Healthcare-Products—0.7%
Abbott Laboratories 3.750%, 11/30/26	8,750,000	8,703,163
Becton Dickinson & Co. 2.133%, 06/06/19	1,630,000	1,611,545
2.675%, 12/15/19	2,345,000	2,331,446
2.894%, 06/06/22	3,240,000	3,143,645
4.685%, 12/15/44	367,000	369,437
Medtronic, Inc. 4.375%, 03/15/35	2,180,000	2,313,011
Stryker Corp. 4.625%, 03/15/46	805,000	859,663
Thermo Fisher Scientific, Inc. 3.650%, 12/15/25	3,780,000	3,775,759
4.150%, 02/01/24	3,327,000	3,417,702

		26,525,371

Healthcare-Services—0.9%
Aetna, Inc. 4.125%, 11/15/42	475,000	446,059
4.500%, 05/15/42	881,000	876,916
4.750%, 03/15/44	690,000	710,954
AHS Hospital Corp. 5.024%, 07/01/45	490,000	565,608
Anthem, Inc. 2.300%, 07/15/18	7,006,000	6,999,977
4.101%, 03/01/28 (d)	3,425,000	3,422,519
Baylor Scott & White Holdings 4.185%, 11/15/45	775,000	809,745
Catholic Health Initiatives 4.350%, 11/01/42	550,000	513,317
Cigna Corp. 3.250%, 04/15/25	1,947,000	1,857,888
Dignity Health 2.637%, 11/01/19	1,319,000	1,313,375
HCA, Inc. 3.750%, 03/15/19	2,260,000	2,268,588
Kaiser Foundation Hospitals 3.500%, 04/01/22	1,288,000	1,310,795
4.150%, 05/01/47	2,995,000	3,097,958
Laboratory Corp. of America Holdings 2.625%, 02/01/20	1,583,000	1,570,513
New York and Presbyterian Hospital (The) 3.563%, 08/01/36	547,000	530,364
Northwell Healthcare, Inc. 4.260%, 11/01/47	572,000	564,290
Ochsner Clinic Foundation 5.897%, 05/15/45	685,000	867,771

Healthcare-Services—(Continued)
Orlando Health Obligated Group 4.089%, 10/01/48	290,000	290,709
Providence St Joseph Health Obligated Group 3.930%, 10/01/48	887,000	876,061
Rede D’or Finance Sarl 4.950%, 01/17/28 (144A)	740,000	703,000
RWJ Barnabas Health, Inc. 3.949%, 07/01/46	355,000	345,661
Southern Baptist Hospital of Florida, Inc. 4.857%, 07/15/45	650,000	737,004
SSM Health Care Corp. 3.823%, 06/01/27	1,044,000	1,059,810
Sutter Health 3.695%, 08/15/28	790,000	794,559
Trinity Health Corp. 4.125%, 12/01/45	1,136,000	1,156,097
UnitedHealth Group, Inc. 2.700%, 07/15/20 (d)	944,000	939,814
4.200%, 01/15/47	790,000	799,178
4.625%, 07/15/35	377,000	412,320

		35,840,850

Housewares—0.1%
Newell Brands, Inc. 2.875%, 12/01/19	906,000	901,035
5.375%, 04/01/36	870,000	907,293

		1,808,328

Insurance—0.4%
Allstate Corp. (The) 4.200%, 12/15/46	1,150,000	1,158,405
Ambac Assurance Corp. 5.100%, 06/07/20 (144A)	138,806	183,918
Ambac LSNI LLC 6.811%, 3M LIBOR + 5.000%, 02/12/23 (144A) (b)	997,297	1,007,270
American International Group, Inc. 3.875%, 01/15/35	673,000	627,686
Aon plc 4.750%, 05/15/45	485,000	504,337
Marsh & McLennan Cos., Inc. 3.750%, 03/14/26	359,000	358,876
4.350%, 01/30/47	191,000	196,162
Principal Financial Group, Inc. 4.300%, 11/15/46	2,110,000	2,093,279
Prudential Financial, Inc. 3.878%, 03/27/28	3,210,000	3,253,442
Travelers Cos., Inc. (The) 4.000%, 05/30/47	1,420,000	1,416,724
4.600%, 08/01/43	945,000	1,019,818
Willis North America, Inc. 3.600%, 05/15/24	4,951,000	4,870,237

		16,690,154

BHFTII-14

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Iron/Steel—0.1%
Nucor Corp. 5.200%, 08/01/43	585,000	$675,206
Samarco Mineracao S.A. 4.125%, 11/01/22 (g)	602,000	444,282
Steel Dynamics, Inc. 5.125%, 10/01/21	1,086,000	1,103,593

		2,223,081

Media—1.0%
Cablevision S.A. 6.500%, 06/15/21 (144A)	277,000	288,772
CBS Corp. 2.300%, 08/15/19	2,077,000	2,060,141
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 4.464%, 07/23/22	1,856,000	1,895,884
4.908%, 07/23/25	902,000	921,759
6.384%, 10/23/35	1,407,000	1,571,690
6.484%, 10/23/45	323,000	354,553
Comcast Corp. 3.200%, 07/15/36	3,430,000	3,030,842
3.400%, 07/15/46 (d)	835,000	717,425
4.250%, 01/15/33	355,000	367,816
4.400%, 08/15/35	2,001,000	2,062,954
4.600%, 08/15/45	650,000	673,562
4.750%, 03/01/44	2,490,000	2,625,114
COX Communications, Inc. 3.150%, 08/15/24 (144A)	3,355,000	3,217,500
CSC Holdings LLC 7.625%, 07/15/18	2,060,000	2,095,432
Discovery Communications LLC 3.800%, 03/13/24	1,616,000	1,596,861
NBCUniversal Enterprise, Inc. 5.250%, 12/31/49 (144A)	1,290,000	1,338,375
NBCUniversal Media LLC 4.450%, 01/15/43 (d)	1,095,000	1,108,076
Time Warner Cable LLC 4.125%, 02/15/21	2,130,000	2,153,061
4.500%, 09/15/42	161,000	139,442
5.000%, 02/01/20	1,055,000	1,083,564
5.500%, 09/01/41 (d)	588,000	584,195
Time Warner, Inc. 2.100%, 06/01/19	3,352,000	3,321,838
3.600%, 07/15/25	820,000	797,926
4.850%, 07/15/45	1,280,000	1,308,140
Viacom, Inc. 2.750%, 12/15/19	705,000	698,606
5.850%, 09/01/43	1,740,000	1,875,893
Vrio Finco 1 LLC / Vrio Finco 2, Inc. 6.250%, 04/04/23 (144A)	842,000	850,420

		38,739,841

Mining—0.4%
Anglo American Capital plc 3.625%, 09/11/24 (144A)	2,075,000	1,998,976

Mining—(Continued)
Barrick Gold Corp. 5.250%, 04/01/42	1,890,000	2,058,909
BHP Billiton Finance USA, Ltd. 5.000%, 09/30/43	1,620,000	1,871,424
Glencore Funding LLC 4.000%, 03/27/27 (144A)	4,270,000	4,122,101
Newmont Mining Corp. 3.500%, 03/15/22	2,740,000	2,743,950
4.875%, 03/15/42	1,490,000	1,561,991
Nexa Resources S.A. 5.375%, 05/04/27 (144A)	547,000	559,991
Rio Tinto Finance USA plc 4.125%, 08/21/42	1,265,000	1,291,817

		16,209,159

Miscellaneous Manufacturing—0.1%
Eaton Corp. 2.750%, 11/02/22	1,285,000	1,255,225
General Electric Co. 4.500%, 03/11/44 (d)	1,924,000	1,894,003
Ingersoll-Rand Luxembourg Finance S.A. 4.650%, 11/01/44	306,000	320,918

		3,470,146

Office/Business Equipment—0.0%
Xerox Corp. 3.625%, 03/15/23	615,000	600,538

Oil & Gas—2.0%
Apache Corp. 2.625%, 01/15/23 (d)	1,713,000	1,635,919
4.250%, 01/15/44	4,995,000	4,580,761
BP Capital Markets plc 2.315%, 02/13/20	10,035,000	9,925,596
3.224%, 04/14/24	4,865,000	4,800,931
Cenovus Energy, Inc. 4.250%, 04/15/27 (d)	2,490,000	2,427,112
Concho Resources, Inc. 3.750%, 10/01/27	5,720,000	5,592,955
4.875%, 10/01/47	685,000	727,043
Devon Energy Corp. 4.000%, 07/15/21	885,000	901,147
EOG Resources, Inc. 3.900%, 04/01/35	275,000	269,816
4.150%, 01/15/26 (d)	537,000	554,770
Exxon Mobil Corp. 1.819%, 03/15/19	3,300,000	3,280,789
4.114%, 03/01/46 (d)	1,146,000	1,204,000
Geopark, Ltd. 6.500%, 09/21/24 (144A)	641,000	643,404
Gran Tierra Energy International Holdings, Ltd. 6.250%, 02/15/25 (144A)	716,000	697,384
Hess Corp. 5.800%, 04/01/47	3,455,000	3,631,741

BHFTII-15

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Marathon Petroleum Corp. 5.850%, 12/15/45	1,205,000	$1,326,745
Odebrecht Drilling Norbe VIII/IX, Ltd. 6.350%, 12/01/21 (144A)	475,710	463,817
Odebrecht Offshore Drilling Finance, Ltd. 6.720%, 12/01/22 (144A)	422,114	405,230
7.720%, 12/01/26 (144A) (h)	11,553	3,350
Petrobras Global Finance B.V. 5.299%, 01/27/25 (144A)	297,000	293,288
5.999%, 01/27/28 (144A)	301,000	297,990
6.125%, 01/17/22	9,908,000	10,571,836
6.850%, 06/05/15	680,000	642,600
7.375%, 01/17/27	300,000	325,050
8.375%, 05/23/21	434,000	494,109
Petroleos Mexicanos 5.350%, 02/12/28 (144A) (d)	2,626,000	2,590,286
6.500%, 03/13/27	2,466,000	2,633,688
Puma International Financing S.A. 5.000%, 01/24/26 (144A)	806,000	770,045
Resolute Energy Corp. 8.500%, 05/01/20	2,260,000	2,254,350
Shell International Finance B.V. 3.625%, 08/21/42	770,000	729,350
3.750%, 09/12/46	2,305,000	2,222,611
4.125%, 05/11/35	2,166,000	2,244,223
Tecpetrol S.A. 4.875%, 12/12/22 (144A)	588,000	572,565
Valero Energy Corp. 3.650%, 03/15/25	2,410,000	2,398,571
Woodside Finance, Ltd. 3.650%, 03/05/25 (144A)	353,000	349,540
YPF S.A. 6.950%, 07/21/27 (144A)	655,000	657,685
8.500%, 03/23/21 (144A) (d)	730,000	797,233
8.750%, 04/04/24 (d)	802,000	893,829
8.750%, 04/04/24 (144A)	1,310,000	1,459,995
8.875%, 12/19/18 (144A) (d)	1,082,000	1,122,575

		77,393,929

Oil & Gas Services—0.2%
Halliburton Co. 3.800%, 11/15/25 (d)	7,135,000	7,167,284
Odebrecht Oil & Gas Finance, Ltd. Zero Coupon, 04/30/18 (144A)	63,301	1,234
Schlumberger Holdings Corp. 3.000%, 12/21/20 (144A)	1,832,000	1,827,460

		8,995,978

Packaging & Containers—0.1%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 5.750%, 10/15/20 (d)	2,190,183	2,217,561

Pharmaceuticals—1.1%
AbbVie, Inc. 2.500%, 05/14/20	3,448,000	3,403,385
2.900%, 11/06/22	946,000	924,072

Pharmaceuticals—(Continued)
AbbVie, Inc. 4.400%, 11/06/42	200,000	197,330
4.500%, 05/14/35	10,710,000	10,969,208
Allergan Funding SCS 3.000%, 03/12/20	7,025,000	6,988,779
3.800%, 03/15/25 (d)	4,928,000	4,841,188
CVS Health Corp. 4.100%, 03/25/25	2,945,000	2,965,762
4.780%, 03/25/38	740,000	750,012
5.125%, 07/20/45	3,480,000	3,691,142
Merck & Co., Inc. 3.600%, 09/15/42	1,555,000	1,518,470
Pfizer, Inc. 4.000%, 12/15/36	4,795,000	4,972,259

		41,221,607

Pipelines—0.8%
Andeavor Logistics L.P. / Tesoro Logistics Finance Corp. 4.250%, 12/01/27	535,000	521,561
5.200%, 12/01/47 (d)	480,000	472,596
5.500%, 10/15/19	2,260,000	2,325,766
Enbridge, Inc. 2.900%, 07/15/22	2,120,000	2,056,729
3.700%, 07/15/27	1,690,000	1,619,996
Enterprise Products Operating LLC 4.900%, 05/15/46	1,429,000	1,517,722
5.100%, 02/15/45	501,000	544,729
Kinder Morgan Energy Partners L.P 4.250%, 09/01/24	3,781,000	3,801,118
4.300%, 05/01/24	2,739,000	2,758,081
Kinder Morgan, Inc. 5.050%, 02/15/46	4,515,000	4,418,019
MPLX L.P. 5.200%, 03/01/47	754,000	787,922
Spectra Energy Partners L.P. 4.500%, 03/15/45	2,310,000	2,241,631
Sunoco Logistics Partners Operations L.P. 5.400%, 10/01/47	2,610,000	2,486,460
TransCanada PipeLines, Ltd. 2.500%, 08/01/22	1,407,000	1,369,219
Williams Partners L.P. 4.000%, 09/15/25 (d)	2,975,000	2,927,148

		29,848,697

Real Estate Investment Trusts—0.6%
American Tower Corp. 3.000%, 06/15/23	9,715,000	9,382,955
3.300%, 02/15/21 (d)	1,342,000	1,341,688
3.450%, 09/15/21	500,000	500,962
Boston Properties L.P. 3.650%, 02/01/26	2,670,000	2,610,722
Crown Castle International Corp. 2.250%, 09/01/21	2,481,000	2,391,357
3.200%, 09/01/24	4,090,000	3,921,461
3.400%, 02/15/21	668,000	670,532

BHFTII-16

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Real Estate Investment Trusts—(Continued)
Trust F/1401 6.950%, 01/30/44	280,000	$291,900

		21,111,577

Retail—0.2%
CVS Health Corp. 4.000%, 12/05/23	2,205,000	2,230,915
Home Depot, Inc. (The) 5.875%, 12/16/36	1,100,000	1,413,600
Lowe’s Cos., Inc. 4.375%, 09/15/45	1,405,000	1,457,678
McDonald’s Corp. 4.450%, 03/01/47	1,055,000	1,087,401
4.700%, 12/09/35	2,300,000	2,456,940
4.875%, 12/09/45	170,000	184,984
Walgreens Boots Alliance, Inc. 4.650%, 06/01/46	114,000	110,638

		8,942,156

Savings & Loans—0.1%
Nationwide Building Society 4.125%, 10/18/32 (144A) (b)	2,865,000	2,723,294

Semiconductors—1.0%
Analog Devices, Inc. 3.500%, 12/05/26	3,530,000	3,440,647
3.900%, 12/15/25	347,000	350,492
5.300%, 12/15/45 (d)	353,000	398,883
Applied Materials, Inc. 3.300%, 04/01/27	1,717,000	1,687,128
4.350%, 04/01/47	1,027,000	1,092,252
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 2.375%, 01/15/20	12,247,000	12,076,118
3.000%, 01/15/22	11,717,000	11,497,263
3.625%, 01/15/24	2,185,000	2,149,449
Lam Research Corp. 2.750%, 03/15/20	1,335,000	1,329,355
2.800%, 06/15/21	1,643,000	1,621,337
QUALCOMM, Inc. 2.600%, 01/30/23	3,105,000	2,978,045
4.800%, 05/20/45	571,000	595,258
Xilinx, Inc. 2.950%, 06/01/24	620,000	594,907

		39,811,134

Software—0.7%
Autodesk, Inc. 3.500%, 06/15/27	2,130,000	2,033,296
Fidelity National Information Services, Inc. 4.500%, 08/15/46	15,000	14,945
Microsoft Corp. 3.450%, 08/08/36	4,855,000	4,735,306
3.500%, 02/12/35	1,449,000	1,431,185
4.250%, 02/06/47	4,390,000	4,723,258

Software—(Continued)
Oracle Corp. 3.250%, 05/15/30	1,379,000	1,324,829
3.900%, 05/15/35	1,422,000	1,421,822
4.000%, 07/15/46	1,364,000	1,344,159
VMware, Inc. 2.300%, 08/21/20	11,254,000	10,946,335

		27,975,135

Telecommunications—1.7%
AT&T, Inc. 3.900%, 08/14/27 (d)	1,930,000	1,943,287
4.250%, 03/01/27	3,005,000	3,037,703
5.150%, 02/14/50	7,580,000	7,657,098
5.250%, 03/01/37	1,953,000	2,066,029
Axtel S.A.B. de CV 6.375%, 11/14/24 (144A)	620,000	629,300
Digicel Group, Ltd. 7.125%, 04/01/22 (144A)	594,000	463,320
8.250%, 09/30/20 (144A) (d)	286,000	245,960
Juniper Networks, Inc. 3.300%, 06/15/20	1,478,000	1,478,657
Rogers Communications, Inc. 5.000%, 03/15/44	214,000	234,583
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 3.360%, 09/20/21 (144A)	3,217,375	3,197,266
4.738%, 03/20/25 (144A)	9,605,000	9,641,019
Telefonica Emisiones S.A.U. 4.665%, 03/06/38	2,465,000	2,493,375
Verizon Communications, Inc. 2.454%, 3M LIBOR + 0.550%, 05/22/20 (b)	25,390,000	25,498,796
4.125%, 03/16/27 (d)	4,095,000	4,147,884
4.400%, 11/01/34	930,000	918,470
4.500%, 08/10/33	3,260,000	3,300,170

		66,952,917

Transportation—0.3%
Burlington Northern Santa Fe LLC 4.125%, 06/15/47	970,000	998,611
4.150%, 04/01/45	490,000	500,156
4.700%, 09/01/45	665,000	738,218
CSX Corp. 4.250%, 11/01/66	1,070,000	971,217
FedEx Corp. 3.900%, 02/01/35	1,975,000	1,909,681
4.900%, 01/15/34	190,000	205,008
Hidrovias International Finance SARL 5.950%, 01/24/25 (144A)	588,000	582,238
Norfolk Southern Corp. 4.050%, 08/15/52 (144A)	1,175,000	1,133,891
Rumo Luxembourg S.a.r.l. 7.375%, 02/09/24 (144A)	1,004,000	1,074,481
Rumo Luxembourg Sarl 5.875%, 01/18/25 (144A) (d)	679,000	670,512

BHFTII-17

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Transportation—(Continued)
Union Pacific Corp. 3.375%, 02/01/35	668,000	$629,375
3.600%, 09/15/37	1,475,000	1,420,190
3.875%, 02/01/55	1,301,000	1,232,657
Union Pacific Railroad Co. Pass-Through Trust 3.227%, 05/14/26	764,972	750,820

		12,817,055

Trucking & Leasing—0.2%
Aviation Capital Group LLC 2.875%, 09/17/18 (144A)	3,355,000	3,353,684
GATX Corp. 2.600%, 03/30/20 (d)	1,747,000	1,731,094
3.850%, 03/30/27	650,000	638,173
Penske Truck Leasing Co. L.P. / PTL Finance Corp. 3.400%, 11/15/26 (144A)	2,690,000	2,563,439

		8,286,390

Total Corporate Bonds & Notes (Cost $1,110,292,058)		1,094,858,422

Asset-Backed Securities—13.3%

Asset-Backed - Credit Card—0.0%
World Financial Network Credit Card Master Trust 4.550%, 08/15/22	1,600,000	1,612,628

Asset-Backed - Home Equity—1.0%
ACE Securities Corp. Home Equity Loan Trust 2.002%, 1M LIBOR + 0.130%, 05/25/37 (b)	1,227,165	394,316
Bayview Financial Revolving Asset Trust 2.648%, 1M LIBOR + 0.500%, 05/28/39 (144A) (b)	8,039,190	7,440,933
2.877%, 1M LIBOR + 1.000%, 12/28/40 (144A) (b)	609,442	564,429
Bear Stearns Asset-Backed Securities Trust 2.222%, 1M LIBOR + 0.350%, 04/25/37 (b)	2,633,819	2,074,944
3.072%, 1M LIBOR + 1.200%, 01/25/36 (b)	115,229	113,498
3.597%, 1M LIBOR + 1.725%, 08/25/34 (b)	98,290	97,211
Citigroup Mortgage Loan Trust 2.072%, 1M LIBOR + 0.200%, 05/25/37 (b)	2,825,783	2,061,607
2.142%, 1M LIBOR + 0.270%, 05/25/37 (b)	1,283,594	944,974
Citigroup Mortgage Loan Trust, Inc. 2.122%, 1M LIBOR + 0.250%, 08/25/36 (b)	1,810,000	1,747,602
Countrywide Asset-Backed Certificates 2.192%, 1M LIBOR + 0.320%, 10/25/36 (b)	1,554,042	1,468,616
Countrywide Home Equity Loan Trust 5.842%, 06/25/35	260,232	307,413
6.155%, 06/25/35	405,527	443,239
Home Equity Mortgage Loan Asset-Backed Trust 3.897%, 1M LIBOR + 2.025%, 07/25/34 (b)	292,349	294,634
Home Equity Mortgage Trust 5.867%, 07/25/36 (i)	782,328	300,529
Home Loan Mortgage Loan Trust 2.497%, 1M LIBOR + 0.720%, 04/15/36 (b)	1,005,743	923,675
Irwin Home Equity Loan Trust 6.030%, 09/25/37 (144A) (i)	317,632	307,920

Asset-Backed - Home Equity—(Continued)
JPMorgan Mortgage Acquisition Trust 6.000%, 07/25/36 (i)	330,737	168,837
6.410%, 07/25/36 (i)	448,485	228,803
MASTR Asset-Backed Securities Trust 2.022%, 1M LIBOR + 0.150%, 06/25/36 (b)	995,889	577,140
2.132%, 1M LIBOR + 0.260%, 06/25/36 (144A) (b)	665,000	533,107
2.152%, 1M LIBOR + 0.280%, 05/25/37 (b)	621,846	518,294
Morgan Stanley ABS Capital I, Inc. Trust 2.002%, 1M LIBOR + 0.130%, 11/25/36 (b)	4,992,702	3,186,616
Nationstar Home Equity Loan Trust 2.052%, 1M LIBOR + 0.180%, 06/25/37 (b)	154,891	153,836
Option One Mortgage Loan Trust 2.082%, 1M LIBOR + 0.210%, 03/25/37 (b)	930,000	649,650
5.820%, 03/25/37 (i)	4,899,295	4,829,262
5.866%, 01/25/37 (i)	2,787,177	2,627,468
Securitized Asset Backed Receivables LLC Trust 2.062%, 1M LIBOR + 0.190%, 11/25/36 (144A) (b)	1,087,215	675,106
Security National Mortgage Loan Trust 2.222%, 1M LIBOR + 0.350%, 04/25/37 (144A) (b)	416,906	401,692
WaMu Asset-Backed Certificates WaMu Trust 2.122%, 1M LIBOR + 0.250%, 04/25/37 (b)	3,439,704	1,896,626
2.232%, 1M LIBOR + 0.360%, 04/25/37 (b)	365,469	203,724
Yale Mortgage Loan Trust 2.272%, 1M LIBOR + 0.400%, 06/25/37 (144A) (b)	945,594	420,297

		36,555,998

Asset-Backed - Manufactured Housing—0.5%
Bank of America Manufactured Housing Contract Trust 7.930%, 12/10/25 (b)	4,000,000	2,845,612
BCMSC Trust 7.575%, 06/15/30 (b)	1,270,292	501,022
7.830%, 06/15/30 (b)	1,178,847	480,606
8.290%, 06/15/30 (b)	2,018,917	871,452
Conseco Finance Corp. 6.280%, 09/01/30	565,967	591,372
6.830%, 04/01/30 (b)	139,847	124,368
6.980%, 09/01/30 (b)	1,083,556	907,085
7.500%, 03/01/30 (b)	493,192	368,433
7.860%, 03/01/30 (b)	674,515	520,376
Conseco Finance Securitizations Corp. 7.960%, 05/01/31	992,909	641,232
7.970%, 05/01/32	2,308,778	1,156,025
8.060%, 09/01/29 (b)	663,789	351,514
8.200%, 05/01/31	1,814,314	1,202,793
Credit Suisse First Boston Mortgage Securities Corp. 8.100%, 09/25/31 (b)	720,000	771,268
Credit-Based Asset Servicing & Securitization LLC 6.250%, 10/25/36 (144A) (i)	344,000	347,689
Greenpoint Manufactured Housing 8.290%, 12/15/29 (b)	440,000	471,928
9.230%, 12/15/29 (b)	568,390	466,511
Lehman ABS Manufactured Housing Contract Trust 6.630%, 04/15/40 (b)	2,430,000	2,578,128
Oakwood Mortgage Investors, Inc. 6.930%, 09/15/31 (b)	284,651	251,893
7.620%, 06/15/32 (b)	825,404	688,597

BHFTII-18

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Manufactured Housing—(Continued)
Origen Manufactured Housing Contract Trust 2.977%, 1M LIBOR + 1.200%, 10/15/37 (144A) (b)	1,021,069	$1,018,277
7.820%, 03/15/32 (b)	343,960	338,737

		17,494,918

Asset-Backed - Other—11.3%
Ajax Mortgage Loan Trust Zero Coupon, 12/25/57 (144A) (b)	1,732,183	1,065,293
3.470%, 04/25/57 (144A) (i)	3,526,284	3,506,667
3.750%, 12/25/57 (144A)	3,932,532	3,952,194
4.000%, 10/25/57 (144A) (i)	815,264	817,775
4.000%, 09/25/65 (144A) (i)	1,193,495	1,197,995
Allegro CLO, Ltd. 2.606%, 10/16/30 (144A) (b)	400,000	401,948
2.861%, 01/17/31 (144A) (b)	1,270,000	1,277,593
3.055%, 3M LIBOR + 1.310%, 01/21/27 (144A) (b)	940,000	940,316
ALM, Ltd. 2.604%, 10/18/27 (144A) (b)	900,000	899,966
2.644%, 10/18/27 (144A) (b)	1,450,000	1,449,693
2.772%, 3M LIBOR + 1.050%, 04/16/27 (144A) (b)	2,780,000	2,779,580
2.871%, 3M LIBOR + 1.140%, 10/17/26 (144A) (b)	5,115,000	5,115,767
3.322%, 3M LIBOR + 1.600%, 07/15/26 (144A) (b)	459,000	459,064
3.772%, 3M LIBOR + 2.050%, 04/16/27 (144A) (b)	1,385,000	1,384,303
3.772%, 3M LIBOR + 2.050%, 07/15/27 (144A) (b)	720,000	718,918
AMMC CLO, Ltd. 3.011%, 11/10/30 (144A) (b)	500,000	503,713
3.514%, 3M LIBOR + 1.570%, 05/26/28 (144A) (b)	2,180,000	2,182,282
Anchorage Capital CLO, Ltd Zero Coupon, 3M LIBOR + 0.990%, 04/13/31 (144A) (b)	2,760,000	2,760,000
Anchorage Capital CLO, Ltd. 2.682%, 10/15/27 (144A) (b)	7,290,000	7,308,852
2.970%, 10/13/30 (144A) (b)	835,000	836,470
2.992%, 3M LIBOR + 1.270%, 07/15/30 (144A) (b)	710,000	715,411
3.022%, 10/15/27 (144A) (b)	1,130,000	1,129,960
3.172%, 01/15/30 (144A) (b)	2,410,000	2,411,894
3.260%, 3M LIBOR + 1.500%, 01/28/31 (144A) (b)	710,000	710,265
3.572%, 01/15/30 (144A) (b)	1,010,000	1,011,698
3.610%, 3M LIBOR + 1.850%, 01/28/31 (144A) (b)	1,390,000	1,387,540
3.870%, 10/13/30 (144A) (b)	590,000	594,767
Apidos CLO 2.719%, 3M LIBOR + 0.980%, 01/19/25 (144A) (b)	600,000	599,833
3.052%, 3M LIBOR + 1.330%, 01/16/27 (144A) (b)	750,000	750,181
Apidos CLO XII 3.118%, 3M LIBOR + 1.080%, 04/15/31 (144A) (b)	3,204,000	3,215,864
Arbor Realty Collateralized Loan Obligation, Ltd. 2.767%, 12/15/27 (144A) (b)	1,200,000	1,201,200
3.527%, 1M LIBOR + 1.750%, 09/15/25 (144A) (b)	940,000	940,419
Arbor Realty Commercial Real Estate Notes, Ltd. 2.767%, 08/15/27 (144A) (b)	570,000	572,010
3.477%, 1M LIBOR + 1.700%, 09/15/26 (144A) (b)	1,590,000	1,602,924
Ares CLO, Ltd. 2.892%, 10/15/30 (144A) (b)	390,000	392,377
3.231%, 3M LIBOR + 1.500%, 10/17/24 (144A) (b)	860,000	859,186
3.831%, 3M LIBOR + 2.100%, 10/17/24 (144A) (b)	730,000	728,776

Asset-Backed - Other—(Continued)
ArrowMark Colorado Holdings 3.088%, 10/25/30 (144A) (b)	750,000	753,872
3.978%, 10/25/30 (144A) (b)	1,125,000	1,112,855
Atlas Senior Loan Fund, Ltd. 2.819%, 3M LIBOR + 0.980%, 02/17/26 (144A) (b)	2,920,000	2,920,181
Atrium X 3.172%, 3M LIBOR + 1.450%, 07/16/25 (144A) (b)	1,550,000	1,548,527
3.672%, 3M LIBOR + 1.950%, 07/16/25 (144A) (b)	630,000	627,295
Atrium XI 2.885%, 3M LIBOR + 1.140%, 10/23/25 (144A) (b)	380,000	380,083
Atrium XII 3.395%, 04/22/27 (144A) (b)	1,119,000	1,116,846
Avery Point CLO, Ltd. 2.711%, 07/17/26 (144A) (b)	1,220,000	1,219,852
3.222%, 3M LIBOR + 1.500%, 01/15/28 (144A) (b)	2,820,000	2,836,097
B2R Mortgage Trust 2.524%, 05/15/48 (144A)	469,151	463,476
3.336%, 11/15/48 (144A)	550,014	550,871
Babson CLO, Ltd. 2.719%, 3M LIBOR + 0.990%, 01/20/31 (144A) (b)	680,000	679,997
2.935%, 10/20/30 (144A) (b)	870,000	877,415
3.129%, 3M LIBOR + 1.400%, 01/20/31 (144A) (b)	250,000	249,998
Battalion CLO, Ltd. 2.885%, 3M LIBOR + 1.140%, 10/22/25 (144A) (b)	4,048,761	4,048,218
Benefit Street Partners CLO VIII, Ltd. 2.819%, 3M LIBOR + 1.100%, 01/20/31 (144A) (b)	2,000,000	2,000,984
Benefit Street Partners CLO, Ltd. 2.974%, 10/18/29 (144A) (b)	3,800,000	3,826,444
Betony CLO, Ltd. 4.572%, 3M LIBOR + 2.850%, 04/15/27 (144A) (b)	520,000	519,402
BlueMountain CLO, Ltd. 2.732%, 3M LIBOR + 1.010%, 04/15/25 (144A) (b)	3,130,000	3,131,186
2.925%, 3M LIBOR + 1.180%, 10/22/30 (144A) (b)	760,000	764,687
Bowman Park CLO, Ltd. 3.100%, 3M LIBOR + 1.180%, 11/23/25 (144A) (b)	1,100,000	1,100,605
BSPRT Issuer, Ltd. 2.736%, 1M LIBOR + 1.050%, 03/15/28 (144A) (b)	1,380,000	1,377,847
3.127%, 1M LIBOR + 1.350%, 06/15/27 (144A) (b)	1,350,000	1,354,637
C-BASS Trust 1.982%, 1M LIBOR + 0.110%, 11/25/36 (b)	506,447	319,125
2.032%, 1M LIBOR + 0.160%, 10/25/36 (b)	290,879	209,224
2.042%, 1M LIBOR + 0.170%, 04/25/37 (b)	438,976	331,435
2.102%, 1M LIBOR + 0.230%, 11/25/36 (b)	85,504	54,827
3.664%, 01/25/37 (i)	2,538,066	1,232,475
Canyon Capital CLO, Ltd. 2.375%, 3M LIBOR + 0.250%, 12/15/20 (144A) (b)	156,392	155,966
Carlyle Global Market Strategies CLO, Ltd. 1.000%, 04/17/31	970,000	970,000
2.624%, 01/18/29 (144A) (b)	510,000	510,513
3.195%, 3M LIBOR + 1.450%, 01/20/29 (144A) (b)	7,485,000	7,532,672
4.481%, 3M LIBOR + 2.750%, 04/17/25 (144A) (b)	760,000	760,428
Carlyle U.S. CLO, Ltd. 2.667%, 01/15/30 (144A) (b)	1,550,000	1,559,829
Carrington Mortgage Loan Trust 1.992%, 1M LIBOR + 0.120%, 10/25/36 (b)	530,981	388,041
2.022%, 1M LIBOR + 0.150%, 06/25/37 (b)	372,751	369,346

BHFTII-19

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Carrington Mortgage Loan Trust 2.032%, 1M LIBOR + 0.160%, 10/25/36 (b)	688,559	$594,645
2.092%, 1M LIBOR + 0.220%, 10/25/36 (b)	730,000	508,889
2.112%, 1M LIBOR + 0.240%, 08/25/36 (b)	4,800,000	3,110,880
2.342%, 1M LIBOR + 0.470%, 12/25/35 (b)	834,000	829,822
CBAM, Ltd. 2.995%, 3M LIBOR + 1.250%, 07/20/30 (144A) (b)	2,000,000	2,021,860
3.141%, 3M LIBOR + 1.750%, 10/17/29 (144A) (b)	1,020,000	1,025,286
Cedar Funding CLO, Ltd. 2.981%, 10/17/30 (144A) (b)	5,150,000	5,184,196
3.341%, 3M LIBOR + 1.610%, 07/17/28 (144A) (b)	770,000	772,594
Cedar Funding IX CLO, Ltd. Zero Coupon, 3M LIBOR + 0.980%, 04/20/31 (144A) (b)	1,480,000	1,480,000
Chase Funding Trust 6.333%, 04/25/32 (i)	383,008	388,996
CIFC Funding Ltd. 2.894%, 3M LIBOR + 1.100%, 01/18/31 (144A) (b)	730,000	731,283
3.157%, 3M LIBOR + 1.000%, 04/18/31 (144A) (b)	2,340,000	2,340,000
CIFC Funding, Ltd. 2.855%, 01/22/31 (144A) (b)	610,000	612,503
2.944%, 10/18/30 (144A) (b)	2,130,000	2,145,998
3.131%, 3M LIBOR + 1.400%, 01/17/27 (144A) (b)	11,285,000	11,315,391
3.144%, 3M LIBOR + 1.200%, 05/24/26 (144A) (b)	4,284,000	4,284,086
3.245%, 3M LIBOR + 1.500%, 07/22/26 (144A) (b)	290,000	290,135
3.456%, 3M LIBOR + 1.500%, 11/27/24 (144A) (b)	1,270,000	1,270,770
3.472%, 3M LIBOR + 1.750%, 07/16/30 (144A) (b)	250,000	251,117
3.645%, 3M LIBOR + 1.900%, 07/22/26 (144A) (b)	470,000	470,668
4.431%, 3M LIBOR + 2.700%, 01/17/27 (144A) (b)	290,000	290,177
Citicorp Residential Mortgage Trust 5.220%, 06/25/37 (i)	1,030,000	988,114
Citigroup Mortgage Loan Trust, Inc. 2.192%, 1M LIBOR + 0.320%, 11/25/36 (b)	990,000	839,703
Colony American Homes 2.918%, 1M LIBOR + 1.200%, 07/17/32 (144A) (b)	1,605,285	1,610,347
Countrywide Asset-Backed Certificates 2.032%, 1M LIBOR + 0.160%, 01/25/46 (b)	2,174,946	2,155,960
2.092%, 1M LIBOR + 0.220%, 12/25/25 (b)	87,636	96,420
Countrywide Asset-Backed Certificates Trust 2.032%, 1M LIBOR + 0.160%, 09/25/46 (b)	133,053	130,816
Countrywide Revolving Home Equity Loan Resecuritization Trust 2.077%, 1M LIBOR + 0.300%, 12/15/33 (144A) (b)	681,294	634,468
Countrywide Revolving Home Equity Loan Trust 1.957%, 1M LIBOR + 0.180%, 05/15/35 (b)	494,172	459,688
Credit Suisse Mortgage Trust 4.500%, 03/25/21	6,650,383	6,664,309
Credit-Based Asset Servicing & Securitization LLC 3.457%, 12/25/36 (i)	220,699	184,980
CWABS Asset-Backed Certificates Trust 4.581%, 05/25/36 (b)	462,007	450,681
5.004%, 05/25/36 (b)	1,563,525	1,600,841
CWHEQ Revolving Home Equity Loan Resuritization Trust 2.017%, 1M LIBOR + 0.240%, 12/15/35 (144A) (b)	590,764	553,758
CWHEQ Revolving Home Equity Loan Trust 1.927%, 1M LIBOR + 0.150%, 11/15/36 (b)	899,434	730,265
DCP Rights LLC 5.463%, 10/25/44 (144A)	6,748,167	6,781,846

Asset-Backed - Other—(Continued)
Dryden 41 Senior Loan Fund 2.274%, 3M LIBOR + 0.970%, 04/15/31 (144A) (b)	250,000	250,123
Dryden CLO, Ltd. 2.825%, 01/15/31 (144A) (b)	6,020,000	6,051,834
Dryden Senior Loan Fund 2.620%, 10/15/27 (144A) (b)	610,000	610,184
3.039%, 3M LIBOR + 1.200%, 08/15/30 (144A) (b)	1,035,000	1,040,782
3.570%, 10/15/27 (144A) (b)	660,000	661,112
First Franklin Mortgage Loan Trust 2.012%, 1M LIBOR + 0.140%, 12/25/36 (b)	5,735,727	3,515,634
2.022%, 1M LIBOR + 0.150%, 12/25/36 (b)	3,340,198	2,756,661
2.032%, 1M LIBOR + 0.160%, 04/25/36 (b)	485,999	459,712
2.082%, 1M LIBOR + 0.210%, 12/25/36 (b)	10,551,229	6,548,713
Flatiron CLO, Ltd. 2.612%, 04/15/27 (144A) (b)	970,000	970,032
Fremont Home Loan Trust 2.012%, 1M LIBOR + 0.140%, 02/25/37 (b)	2,666,665	2,125,988
GE-WMC Asset-Backed Pass-Through Certificates 2.122%, 1M LIBOR + 0.250%, 12/25/35 (b)	235,029	236,299
GE-WMC Mortgage Securities Trust 2.022%, 1M LIBOR + 0.150%, 08/25/36 (b)	7,449,301	4,792,710
Greystone Commercial Real Estate Notes, Ltd. 3.327%, 1M LIBOR + 1.550%, 03/15/27 (144A) (b)	400,000	404,147
Greywolf CLO, Ltd. 4.081%, 3M LIBOR + 2.350%, 01/17/27 (144A) (b)	320,000	320,761
GT Loan Financing, Ltd. 3.030%, 3M LIBOR + 1.270%, 10/28/24 (144A) (b)	2,805,635	2,806,721
Highbridge Loan Management, Ltd. 2.845%, 3M LIBOR + 1.000%, 02/05/31 (144A) (b)	250,000	250,833
3.860%, 3M LIBOR + 2.100%, 01/29/26 (144A) (b)	670,000	668,960
Home Equity Mortgage Loan Asset-Backed Trust 2.072%, 1M LIBOR + 0.200%, 07/25/37 (b)	1,186,198	782,847
Invitation Homes Trust 3.050%, 1M LIBOR + 1.300%, 08/17/32 (144A) (b)	1,992,428	1,993,811
3.808%, 1M LIBOR + 2.000%, 03/17/37 (144A) (b)	520,000	526,664
4.308%, 1M LIBOR + 2.500%, 03/17/37 (144A) (b)	410,000	414,888
Knollwood CDO, Ltd. 4.355%, 3M LIBOR + 3.200%, 01/10/39 (144A) (b) (j) (k) (l)	863,927	0
LCM L.P. 4.045%, 3M LIBOR + 2.300%, 04/20/27 (144A) (b)	990,000	990,590
4.895%, 3M LIBOR + 3.150%, 04/20/27 (144A) (b)	250,000	250,255
LCM, Ltd. 2.996%, 01/20/31 (144A) (b)	2,590,000	2,605,592
Lehman ABS Mortgage Loan Trust 1.962%, 1M LIBOR + 0.090%, 06/25/37 (144A) (b)	230,202	160,429
Lendmark Funding Trust 2.830%, 12/22/25 (144A)	5,270,000	5,242,152
Litigation Fee Residual Funding LLC 3.500%, 10/30/27	3,068,049	3,055,777
Long Beach Mortgage Loan Trust 1.982%, 1M LIBOR + 0.110%, 10/25/36 (b)	574,224	253,418
2.022%, 1M LIBOR + 0.150%, 06/25/36 (b)	647,921	372,674
2.032%, 1M LIBOR + 0.160%, 05/25/36 (b)	3,765,679	1,757,010
2.032%, 1M LIBOR + 0.160%, 10/25/36 (b)	2,281,733	1,013,532
2.032%, 1M LIBOR + 0.160%, 11/25/36 (b)	2,791,129	1,286,478

BHFTII-20

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Long Beach Mortgage Loan Trust 2.052%, 1M LIBOR + 0.180%, 05/25/46 (b)	2,078,772	$906,159
2.062%, 1M LIBOR + 0.190%, 03/25/46 (b)	2,598,433	1,231,703
2.092%, 1M LIBOR + 0.220%, 02/25/36 (b)	2,119,821	2,053,231
2.092%, 1M LIBOR + 0.220%, 11/25/36 (b)	821,298	382,080
2.132%, 1M LIBOR + 0.260%, 05/25/36 (b)	2,615,052	1,244,127
2.162%, 1M LIBOR + 0.290%, 03/25/46 (b)	2,676,347	1,288,636
Madison Park Funding XXVI, Ltd. Zero Coupon, 3M LIBOR + 1.200%, 07/29/30 (144A) (b)	2,450,000	2,465,425
Madison Park Funding, Ltd. 2.865%, 3M LIBOR + 1.120%, 07/20/26 (144A) (b)	11,135,000	11,135,045
2.935%, 10/21/30 (144A) (b)	5,000,000	5,035,695
Marble Point CLO, Ltd. 2.793%, 12/18/30 (144A) (b)	830,000	836,643
Merrill Lynch First Franklin Mortgage Loan Trust 2.112%, 1M LIBOR + 0.240%, 05/25/37 (b)	11,532,869	8,004,948
Morgan Stanley IXIS Real Estate Capital Trust 1.982%, 1M LIBOR + 0.110%, 11/25/36 (b)	504,307	257,510
Mountain Hawk CLO, Ltd. 2.905%, 3M LIBOR + 1.160%, 07/22/24 (144A) (b)	449,842	450,486
3.925%, 3M LIBOR + 2.180%, 01/20/24 (144A) (b)	1,250,000	1,250,615
MP CLO, Ltd. 2.995%, 10/20/30 (144A) (b)	1,010,000	1,017,465
Neuberger Berman Loan Advisers CLO, Ltd. 2.562%, 10/18/30 (144A) (b)	1,110,000	1,113,994
Nomura Asset Acceptance Corp. Alternative Loan Trust 2.272%, 1M LIBOR + 0.400%, 10/25/36 (144A) (b)	409,603	367,384
Northwoods Capital XVII, Ltd. 3.308%, 1M LIBOR + 1.060%, 04/22/31 (144A) (b)	3,360,000	3,361,609
OCP CLO, Ltd. 2.573%, 10/26/27 (144A) (b)	270,000	269,866
2.581%, 04/17/27 (144A) (b)	1,263,000	1,262,392
2.835%, 3M LIBOR + 1.080%, 04/26/31 (144A) (b)	360,000	360,181
2.982%, 3M LIBOR + 1.260%, 07/15/30 (144A) (b)	3,270,000	3,303,200
3.304%, 3M LIBOR + 1.570%, 10/18/28 (144A) (b)	540,000	542,251
3.491%, 11/20/30 (144A) (b)	250,000	250,370
Octagon Investment Partners 18-R, Ltd. Zero Coupon, 3M LIBOR + 0.960%, 04/16/31 (144A) (b)	2,210,000	2,210,000
Octagon Investment Partners XVII, Ltd. Zero Coupon, 3M LIBOR + 3.050%, 01/25/31 (144A) (b)	3,420,000	3,418,495
Octagon Investment Partners, Ltd. 2.591%, 01/20/31 (144A) (b)	430,000	432,445
2.792%, 05/21/27 (144A) (b)	4,670,000	4,668,562
2.851%, 3M LIBOR + 1.120%, 07/17/25 (144A) (b)	3,804,863	3,808,474
3.242%, 05/21/27 (144A) (b)	3,090,000	3,090,986
OFSI Fund VI, Ltd. 2.861%, 3M LIBOR + 1.130%, 03/20/25 (144A) (b)	4,190,000	4,195,749
OHA Credit Partners, Ltd. 2.865%, 3M LIBOR + 1.120%, 04/20/25 (144A) (b)	442,312	442,454
OHA Loan Funding, Ltd. 2.732%, 3M LIBOR + 1.270%, 08/23/24 (144A) (b)	4,664,192	4,665,830
OneMain Financial Issuance Trust 3.020%, 09/18/24 (144A)	750,814	751,056
4.100%, 03/20/28 (144A)	658,316	663,022
4.320%, 07/18/25 (144A)	3,100,000	3,095,283
5.310%, 09/18/24 (144A)	500,000	501,939

Asset-Backed - Other—(Continued)
OZLM Funding, Ltd. 2.995%, 10/22/30 (144A) (b)	10,705,000	10,770,129
3.207%, 3M LIBOR + 1.440%, 10/30/27 (144A) (b)	12,103,000	12,109,076
4.745%, 3M LIBOR + 3.000%, 01/22/29 (144A) (b)	3,950,000	3,994,923
OZLM, Ltd. 2.590%, 11/22/30 (144A) (b)	690,000	695,956
3.235%, 3M LIBOR + 1.490%, 01/20/29 (144A) (b)	1,950,000	1,961,296
3.653%, 01/20/31 (144A) (b)	320,000	320,316
3.845%, 3M LIBOR + 2.100%, 01/20/29 (144A) (b)	810,000	815,080
4.431%, 3M LIBOR + 2.700%, 04/17/26 (144A) (b)	960,000	960,439
5.295%, 3M LIBOR + 3.550%, 01/20/27 (144A) (b)	1,720,000	1,720,740
Palmer Square CLO, Ltd. 2.861%, 3M LIBOR + 1.130%, 01/17/31 (144A) (b)	1,312,000	1,321,526
2.951%, 3M LIBOR + 1.220%, 10/17/27 (144A) (b)	780,000	781,810
3.208%, 3M LIBOR + 1.030%, 04/18/31 (144A) (b)	1,040,000	1,041,533
3.981%, 3M LIBOR + 2.250%, 10/17/27 (144A) (b)	360,000	361,357
Palmer Square Loan Funding, Ltd. 2.462%, 10/15/25 (144A) (b)	3,703,229	3,703,562
Parallel Ltd. 3.495%, 3M LIBOR + 1.750%, 07/20/27 (144A) (b)	350,000	347,107
Pretium Mortgage Credit Partners LLC 3.250%, 03/28/57 (144A) (i)	1,501,393	1,492,643
Progress Residential Trust 2.740%, 06/12/32 (144A)	1,111,488	1,101,567
2.768%, 08/17/34 (144A)	927,812	915,019
3.308%, 1M LIBOR + 1.500%, 09/17/33 (144A) (b)	1,742,153	1,753,665
3.565%, 08/17/34 (144A)	120,000	118,369
4.261%, 08/17/34 (144A)	180,000	180,399
4.380%, 03/17/35 (144A)	250,000	250,770
4.778%, 03/17/35 (144A)	120,000	120,423
5.358%, 1M LIBOR + 3.550%, 01/17/34 (144A) (b)	650,000	665,763
5.658%, 1M LIBOR + 3.850%, 09/17/33 (144A) (b)	1,190,000	1,207,076
6.643%, 11/12/32 (144A)	250,000	263,140
PRPM LLC 4.250%, 01/25/22 (144A) (i)	197,915	197,917
Race Point CLO, Ltd. 2.932%, 10/15/30 (144A) (b)	1,170,000	1,181,847
RAMP Trust 2.042%, 1M LIBOR + 0.170%, 02/25/37 (b)	754,933	416,422
2.142%, 1M LIBOR + 0.270%, 11/25/36 (b)	2,355,731	1,974,683
RCO Mortgage LLC 5.372%, 1M LIBOR + 3.500%, 11/25/45 (144A) (b)	62,431	62,575
Rockford Tower CLO, Ltd. 2.859%, 10/20/30 (144A) (b)	2,590,000	2,601,847
3.092%, 3M LIBOR + 1.370%, 04/15/29 (144A) (b)	3,550,000	3,572,720
3.472%, 3M LIBOR + 1.750%, 10/15/29 (144A) (b)	1,590,000	1,599,637
3.522%, 3M LIBOR + 1.800%, 04/15/29 (144A) (b)	1,500,000	1,506,978
4.022%, 3M LIBOR + 2.300%, 10/15/29 (144A) (b)	310,000	313,282
RR 3, Ltd. 2.802%, 3M LIBOR + 1.090%, 01/15/30 (144A) (b)	3,630,000	3,640,266
SG Mortgage Securities Trust 2.082%, 1M LIBOR + 0.210%, 10/25/36 (b)	570,000	397,263
Shackleton CLO, Ltd. 2.934%, 3M LIBOR + 1.140%, 05/07/26 (144A) (b)	5,290,000	5,291,825
Silver Creek CLO, Ltd. 2.985%, 3M LIBOR + 1.240%, 07/20/30 (144A) (b)	1,330,000	1,339,625

BHFTII-21

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Sound Point CLO II, Ltd. 2.823%, 3M LIBOR + 1.070%, 01/26/31 (144A) (b)	500,000	$500,638
Sound Point CLO, Ltd. 3.275%, 3M LIBOR + 1.530%, 01/23/29 (144A) (b)	3,080,000	3,097,895
3.405%, 3M LIBOR + 1.660%, 10/20/28 (144A) (b)	1,240,000	1,244,067
3.995%, 3M LIBOR + 2.250%, 01/21/26 (144A) (b)	630,000	630,951
Soundview Home Loan Trust 2.667%, 1M LIBOR + 0.795%, 01/25/35 (b)	39,481	37,909
SpringCastle America Funding LLC 3.050%, 04/25/29 (144A)	3,721,536	3,716,233
Springleaf Funding Trust 3.620%, 11/15/24 (144A)	2,062,000	2,058,729
Stanwich Mortgage Loan Co. LLC 3.598%, 05/17/22 (144A) (i)	5,561,549	5,561,549
3.721%, 08/16/46 (144A) (i)	1,018,896	1,019,159
Steele Creek CLO, Ltd. 2.884%, 01/15/30 (144A) (b)	670,000	671,380
Symphony CLO, Ltd. 2.752%, 3M LIBOR + 1.030%, 10/15/25 (144A) (b)	8,745,187	8,746,035
TCI-Flatiron CLO,Ltd. 2.827%, 11/17/30 (144A) (b)	1,080,000	1,085,721
Tiaa CLO, Ltd. 2.627%, 01/16/31 (144A) (b)	1,890,000	1,897,951
TIAA CLO, Ltd. 3.025%, 3M LIBOR + 1.280%, 04/20/29 (144A) (b)	900,000	905,018
TICP CLO, Ltd. 2.925%, 3M LIBOR + 1.180%, 01/20/27 (144A) (b)	1,290,000	1,290,217
Velocity Commercial Capital Loan Trust 3.122%, 1M LIBOR + 1.250%, 05/25/47 (144A) (b)	1,347,533	1,355,657
3.550%, 05/25/47 (144A) (b)	150,000	147,148
3.661%, 10/25/46 (b)	150,000	148,080
3.672%, 1M LIBOR + 1.800%, 10/25/46 (b)	487,825	494,941
4.240%, 11/25/47 (144A) (b)	252,786	249,907
4.450%, 05/25/47 (144A) (b)	150,000	149,794
4.458%, 10/25/46 (b)	100,000	97,085
5.000%, 11/25/47 (144A) (b)	147,628	145,261
5.350%, 05/25/47 (144A) (b)	150,000	152,652
5.498%, 10/25/46 (b)	140,000	136,357
7.226%, 10/25/46 (b)	160,000	167,859
Venture CLO, Ltd. 3.092%, 3M LIBOR + 1.370%, 01/15/27 (144A) (b)	890,000	889,688
3.322%, 3M LIBOR + 1.600%, 07/15/26 (144A) (b)	740,000	740,078
Vibrant CLO, Ltd. 3.225%, 3M LIBOR + 1.480%, 04/20/26 (144A) (b)	570,000	570,227
3.295%, 3M LIBOR + 1.550%, 01/20/29 (144A) (b)	1,020,000	1,028,147
3.795%, 3M LIBOR + 2.050%, 04/20/26 (144A) (b)	290,000	290,102
Voya CLO, Ltd. Zero Coupon, 3M LIBOR + 1.070%, 04/25/31 (144A) (b)	1,780,000	1,780,000
2.514%, 3M LIBOR + 1.130%, 10/15/30 (144A) (b)	1,020,000	1,025,905
2.784%, 3M LIBOR + 1.050%, 01/18/26 (144A) (b)	3,140,000	3,140,339
3.234%, 3M LIBOR + 1.500%, 01/18/26 (144A) (b)	1,285,000	1,285,093
3.722%, 3M LIBOR + 2.000%, 10/14/26 (144A) (b)	500,000	499,112
Washington Mutural Asset-Backed Certificates Trust 2.027%, 1M LIBOR + 0.155%, 10/25/36 (b)	970,918	804,896
2.052%, 1M LIBOR + 0.180%, 09/25/36 (b)	2,334,318	1,172,543
2.092%, 1M LIBOR + 0.220%, 02/25/37 (b)	2,289,223	998,149

Asset-Backed - Other—(Continued)
Wellfleet CLO, Ltd. 3.065%, 3M LIBOR + 1.320%, 04/20/29 (144A) (b)	850,000	854,491
West CLO, Ltd. 2.954%, 3M LIBOR + 1.160%, 11/07/25 (144A) (b)	3,619,408	3,619,704
WestVue Mortgage Loan Trust 7.500%, 09/25/20 (144A) (i)	237,485	238,944
York CLO, Ltd. 2.609%, 01/22/31 (144A) (b)	710,000	716,073
3.495%, 3M LIBOR + 1.750%, 10/20/29 (144A) (b)	850,000	854,321
4.095%, 3M LIBOR + 2.350%, 01/22/27 (144A) (b)	250,000	250,502

		435,089,153

Asset-Backed - Student Loan—0.5%
Navient Private Education Loan Trust 3.500%, 12/16/58 (144A) (b)	970,000	953,365
3.527%, 1M LIBOR + 1.750%, 10/17/44 (144A) (b)	4,595,000	4,666,336
Scholar Funding Trust 2.298%, 1M LIBOR + 0.650%, 01/30/45 (144A) (b)	4,895,402	4,846,026
SLM Private Credit Student Loan Trust 2.455%, 3M LIBOR + 0.330%, 03/15/24 (b)	3,726,512	3,713,533
SLM Private Education Loan Trust 2.500%, 03/15/47 (144A)	720,000	713,024
3.000%, 05/16/44 (144A)	970,000	963,645
3.177%, 1M LIBOR + 1.400%, 10/15/31 (144A) (b)	2,079,804	2,095,514
SMB Private Education Loan Trust 3.500%, 12/17/40 (144A)	1,340,000	1,335,451

		19,286,894

Total Asset-Backed Securities (Cost $502,238,042)		510,039,591

Mortgage-Backed Securities—6.1%

Agency Sponsored Mortgage - Backed—0.0%
Freddie Mac Multifamily Structured Pass-Through Certificates (CMO) 3.590%, 01/25/25	800,000	822,838

Collateralized Mortgage Obligations—2.4%
Ajax Mortgage Loan Trust 4.250%, 08/25/64 (144A) (i)	1,540,069	1,555,194
Alternative Loan Trust 6.000%, 04/25/37	165,199	125,842
American Home Mortgage Assets Trust 2.203%, 12M MTA + 0.920%, 11/25/46 (b)	317,667	176,688
2.223%, 12M MTA + 0.940%, 10/25/46 (b)	572,835	498,852
Angel Oak Mortgage Trust LLC 3.500%, 07/25/46 (144A) (i)	615,874	617,302
4.500%, 11/25/45 (144A) (i)	75,332	74,942
APS Resecuritization Trust 4.472%, 1M LIBOR + 2.600%, 04/27/47 (144A) (b)	883,786	914,517
4.722%, 1M LIBOR + 2.850%, 09/27/46 (144A) (b)	3,198,959	3,365,924
Ari Investments LLC 4.480%, 01/06/25	1,136,269	1,136,269

BHFTII-22

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Banc of America Alternative Loan Trust 5.500%, 10/25/35	1,314,282	$1,308,857
Bear Stearns Asset-Backed Securities Trust 6.250%, 12/25/35 (i)	2,655,784	2,614,022
6.250%, 02/25/36 (i)	3,125,884	2,786,798
Chase Mortgage Finance Trust 6.000%, 12/25/37	10,227,139	8,457,628
CIM Trust 3.015%, 06/25/57 (144A) (b)	6,278,749	6,161,425
COLT Funding LLC 4.872%, 1M LIBOR + 3.000%, 12/26/45 (144A) (b)	127,867	128,218
Countrywide Alternative Loan Trust 2.012%, 1M LIBOR + 0.190%, 03/20/47 (b)	2,018,232	1,708,573
2.012%, 1M LIBOR + 0.140%, 04/25/47 (b)	908,393	793,806
2.012%, 1M LIBOR + 0.140%, 05/25/47 (b)	3,159,094	3,055,818
2.022%, 1M LIBOR + 0.200%, 07/20/46 (b)	3,250,477	2,384,021
2.062%, 1M LIBOR + 0.190%, 10/25/46 (b)	1,278,108	1,216,750
2.082%, 1M LIBOR + 0.210%, 07/25/46 (b)	1,655,196	1,628,835
2.102%, 1M LIBOR + 0.230%, 11/25/36 (b)	566,373	446,940
2.172%, 1M LIBOR + 0.300%, 01/25/36 (b)	693,997	566,841
2.222%, 1M LIBOR + 0.350%, 06/25/35 (b)	1,660,202	1,501,721
3.013%, 12M MTA + 1.730%, 11/25/46 (b)	3,628,908	3,128,747
5.500%, 04/25/37	981,106	812,019
6.000%, 05/25/37	3,597,205	2,681,674
Countrywide Home Loan Mortgage Pass-Through Trust 2.243%, 12M MTA + 0.960%, 04/25/46 (b)	4,198,570	2,191,803
Credit Suisse Mortgage Capital Certificates 1.801%, 1M LIBOR + 0.180%, 03/27/36 (144A) (b)	2,320,530	1,890,992
1.871%, 02/27/36 (144A) (b)	895,000	843,531
6.500%, 10/27/37 (144A)	2,628,066	1,695,612
CSFB Mortgage-Backed Pass-Through Certificates 3.222%, 1M LIBOR + 1.350%, 11/25/35 (b)	513,692	207,428
Deephaven Residential Mortgage Trust 4.000%, 07/25/46 (144A)	792,864	793,452
Deutsche ALT-A Securities Mortgage Loan Trust 2.022%, 1M LIBOR + 0.150%, 12/25/36 (b)	3,526,075	3,253,996
Deutsche Alt-A Securities Mortgage Loan Trust 2.042%, 1M LIBOR + 0.170%, 08/25/47 (b)	701,013	474,748
Deutsche ALT-A Securities, Inc. Alternate Loan Trust 2.375%, 1M LIBOR + 0.500%, 01/27/37 (144A) (b)	218,810	128,308
Freddie Mac Structured Agency Credit Risk Debt Notes 3.672%, 1M LIBOR + 1.800%, 07/25/30 (b)	870,000	861,065
5.022%, 1M LIBOR + 3.150%, 07/25/30 (b)	1,340,000	1,282,754
GreenPoint Mortgage Funding Trust 3.283%, 12M MTA + 2.000%, 03/25/36 (b)	213,763	199,280
GSMPS Mortgage Loan Trust 2.222%, 1M LIBOR + 0.350%, 01/25/35 (144A) (b)	733,245	688,731
2.222%, 1M LIBOR + 0.350%, 03/25/35 (144A) (b)	881,642	823,834
2.222%, 1M LIBOR + 0.350%, 01/25/36 (144A) (b)	669,373	577,097
GSR Mortgage Loan Trust 6.000%, 07/25/37	842,287	770,867
IndyMac IMJA Mortgage Loan Trust 7.000%, 10/25/37	1,501,472	1,052,656
IndyMac INDX Mortgage Loan Trust 3.392%, 09/25/37 (b)	925,183	652,361

Collateralized Mortgage Obligations—(Continued)
JPMorgan Alternative Loan Trust 2.082%, 1M LIBOR + 0.210%, 03/25/37 (b)	1,432,497	1,294,012
3.701%, 05/25/37 (b)	354,118	351,147
JPMorgan Mortgage Trust 3.000%, 05/25/47 (144A) (b)	820,797	808,613
6.500%, 08/25/36	320,686	268,579
LSTAR Securities Investment, Ltd. 3.437%, 1M LIBOR + 1.550%, 02/01/23 (144A) (b)	3,662,258	3,633,971
3.887%, 1M LIBOR + 2.000%, 04/01/22 (144A) (b)	2,722,355	2,725,453
MASTR Resecuritization Trust 2.056%, 08/25/37 (144A) (b)	553,419	386,276
Merrill Lynch Mortgage Investors Trust 3.734%, 05/25/36 (b)	1,845,866	1,721,324
Morgan Stanley Resecuritization Trust 1.951%, 12M MTA + 0.750%, 06/26/47 (144A) (b)	490,138	474,205
Mortgage Loan Resecuritization Trust 1.927%, 1M LIBOR + 0.340%, 04/16/36 (144A) (b)	4,163,246	3,542,906
Nomura Asset Acceptance Corp. Alternative Loan Trust 6.634%, 05/25/36 (i)	275,030	114,048
Nomura Resecuritization Trust 1.567%, 11/26/35 (144A) (b)	699,357	643,866
Residential Accredit Loans, Inc. Trust 2.032%, 1M LIBOR + 0.160%, 02/25/37 (b)	333,799	304,177
2.062%, 1M LIBOR + 0.190%, 07/25/37 (b)	880,392	827,641
Seasoned Credit Risk Transfer Trust Zero Coupon, 07/25/56 (144A) (m)	838,280	64,910
1.149%, 07/25/56 (144A) (b) (c)	1,108,663	104,839
4.750%, 07/25/56 (144A) (b) (l)	540,000	532,482
4.750%, 05/25/57 (b)	150,000	147,903
6.662%, 05/25/57	170,000	92,972
Structured Adjustable Rate Mortgage Loan Trust 3.595%, 04/25/36 (b)	450,318	401,996
3.631%, 04/25/47 (b)	1,251,530	952,957
Structured Asset Mortgage Investments Trust 2.062%, 1M LIBOR + 0.190%, 06/25/36 (b)	1,632,372	1,530,340
2.082%, 1M LIBOR + 0.210%, 05/25/46 (b)	298,276	251,440
2.102%, 1M LIBOR + 0.230%, 02/25/36 (b)	2,249,113	2,131,528
Structured Asset Securities Corp. Mortgage Loan Trust 6.000%, 10/25/36 (144A)	630,071	539,009

		92,083,332

Commercial Mortgage-Backed Securities—3.7%
AOA Mortgage Trust 3.010%, 12/13/29 (144A) (b)	460,000	449,311
AREIT Trust 2.350%, 1M LIBOR + 0.850%, 02/15/35 (144A) (b)	990,000	990,536
Atrium Hotel Portfolio Trust 3.727%, 12/15/36 (144A) (b)	1,810,000	1,796,623
4.827%, 12/15/36 (144A) (b)	790,000	783,186
Aventura Mall Trust 3.743%, 12/05/32 (144A) (b)	1,030,000	1,030,436
BAMLL Commercial Mortgage Securities Trust 2.827%, 1M LIBOR + 1.050%, 09/15/26 (144A) (b)	1,389,000	1,389,433
3.277%, 11/15/32 (144A) (b)	300,000	300,000
3.596%, 04/14/33 (144A) (b)	850,000	798,323

BHFTII-23

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
BAMLL Commercial Mortgage Securities Trust
3.606%, 08/14/34 (144A) (b)	2,470,000	$2,214,143
3.777%, 11/15/32 (144A) (b)	630,000	630,000
4.377%, 1M LIBOR + 2.600%, 09/15/26 (144A) (b)	260,000	259,973
5.277%, 1M LIBOR + 3.500%, 09/15/26 (144A) (b)	947,000	945,627
Banc of America Commercial Mortgage Trust
0.631%, 02/15/50 (b) (c)	8,000,000	382,960
1.288%, 02/15/50 (144A) (b) (c)	2,000,000	172,620
3.538%, 11/15/54	150,000	149,682
5.482%, 01/15/49 (b)	192,165	194,672
Bancorp Commercial Mortgage Trust (The) 2.627%, 1M LIBOR + 0.850%, 01/15/33 (144A) (b)	730,000	730,000
Bayview Commercial Asset Trust
1.921%, 1M LIBOR + 0.360%, 04/25/36 (144A) (b)	183,177	174,168
2.122%, 1M LIBOR + 0.250%, 10/25/36 (144A) (b)	275,623	262,516
2.172%, 1M LIBOR + 0.300%, 01/25/36 (144A) (b)	150,193	140,090
2.172%, 1M LIBOR + 0.300%, 10/25/36 (144A) (b)	280,458	267,725
2.322%, 1M LIBOR + 0.450%, 01/25/36 (144A) (b)	111,810	104,136
2.322%, 1M LIBOR + 0.450%, 09/25/37 (144A) (b)	716,599	684,684
2.872%, 1M LIBOR + 1.000%, 10/25/37 (144A) (b)	163,301	162,155
3.372%, 1M LIBOR + 1.500%, 12/25/37 (144A) (b)	720,000	536,149
BB-UBS Trust
0.596%, 11/05/36 (144A) (b) (c)	85,480,000	3,166,957
4.026%, 11/05/36 (144A) (b)	330,000	312,846
BBCMS Mortgage Trust 2.499%, 1M LIBOR + 0.722%, 03/15/37 (144A) (b)	1,120,000	1,113,779
BHMS Mortgage Trust 3.164%, 1M LIBOR + 1.500%, 07/05/33 (144A) (b)	8,333,700	8,354,553
BWAY Mortgage Trust
3.446%, 03/10/33 (144A)	1,495,000	1,460,398
3.454%, 03/10/33 (144A)	2,120,000	2,112,641
3.633%, 03/10/33 (144A)	600,000	586,877
3.928%, 03/10/33 (144A) (b)	1,210,000	1,155,757
BXP Trust
3.379%, 06/13/39 (144A)	1,090,000	1,078,278
3.425%, 06/13/39 (144A) (b)	3,230,000	3,066,440
3.552%, 08/13/37 (144A) (b)	1,640,000	1,482,032
Caesars Palace Las Vegas Trust 4.354%, 10/15/34 (144A) (b)	410,000	416,011
CCRESG Commercial Mortgage Trust 5.488%, 04/10/29 (144A) (b)	230,000	227,762
CD Mortgage Trust
1.041%, 02/10/50 (b) (c)	3,441,035	244,690
3.631%, 02/10/50	350,000	352,772
5.648%, 10/15/48	472,119	488,147
CFCRE Commercial Mortgage Trust
0.729%, 05/10/58 (b) (c)	2,370,000	121,918
1.748%, 05/10/58 (b) (c)	2,538,093	258,957
CGDBB Commercial Mortgage Trust
2.567%, 1M LIBOR + 0.790%, 07/15/32 (144A) (b)	1,880,000	1,881,767
3.377%, 1M LIBOR + 1.600%, 07/15/32 (144A) (b)	1,110,000	1,111,042
3.927%, 1M LIBOR + 2.150%, 07/15/32 (144A) (b)	1,680,000	1,677,351
Citigroup Commercial Mortgage Trust
0.932%, 09/15/50 (b) (c)	2,454,824	167,261
2.788%, 04/10/49 (144A)	930,000	715,503
3.518%, 05/10/35 (144A) (b)	30,000	28,678

Commercial Mortgage-Backed Securities—(Continued)
Citigroup Commercial Mortgage Trust
3.520%, 09/10/31 (144A)	130,000	128,352
4.509%, 09/10/31 (144A)	250,000	248,501
4.835%, 04/15/49 (b)	40,000	41,531
CLNS Trust 5.240%, 1M LIBOR + 3.500%, 06/11/32 (144A) (b)	665,000	668,323
Commercial Mortgage Pass-Through Certificates Mortgage Trust
0.060%, 02/10/35 (144A) (b) (c)	60,958,000	373,673
0.809%, 08/10/48 (b) (c)	9,660,279	448,481
1.094%, 03/10/46 (b) (c)	26,848,082	911,466
2.518%, 1M LIBOR + 0.800%, 08/13/27 (144A) (b)	700,000	700,004
3.179%, 10/10/36 (144A) (b)	270,000	246,983
3.318%, 1M LIBOR + 1.600%, 02/13/32 (144A) (b)	1,280,000	1,281,222
3.550%, 07/15/47	550,000	556,357
3.796%, 08/10/47	540,000	553,790
3.968%, 1M LIBOR + 2.250%, 02/13/32 (144A) (b)	550,000	552,274
3.977%, 05/10/47	1,394,000	1,442,785
4.006%, 04/10/47	400,000	414,716
4.051%, 04/10/47	1,896,000	1,967,086
4.236%, 02/10/47 (b)	320,000	335,180
4.311%, 07/10/48 (b)	1,600,000	1,565,437
4.416%, 12/10/47 (b)	420,000	412,759
4.546%, 08/10/48 (b)	1,256,000	1,256,871
4.968%, 1M LIBOR + 3.250%, 02/13/32 (144A) (b)	50,000	50,522
5.655%, 06/10/44 (144A) (b)	190,000	193,317
Commercial Mortgage Trust
1.184%, 09/10/50 (b) (c)	2,674,559	233,996
3.685%, 05/10/48 (144A) (b)	1,740,000	1,716,889
3.741%, 08/15/35 (144A) (b)	690,000	681,568
4.357%, 08/15/35 (144A) (b)	630,000	621,230
Core Industrial Trust
3.077%, 02/10/34 (144A)	1,990,000	1,990,224
3.849%, 02/10/34 (144A) (b)	2,360,000	2,281,817
Credit Suisse First Boston Mortgage Securities Corp.
4.952%, 07/15/37 (b)	70,000	71,673
5.234%, 10/15/39 (144A) (b)	250,000	252,586
Credit Suisse Mortgage Capital Certificates 2.727%, 12/15/30 (144A) (b)	280,000	280,000
Credit Suisse Mortgage Capital Certificates Trust 3.377%, 1M LIBOR + 1.600%, 11/15/33 (144A) (b)	201,070	202,251
CSAIL Commercial Mortgage Trust 0.136%, 11/15/50 (b) (c)	3,940,000	68,043
DBJPM Mortgage Trust
1.000%, 06/10/50 (b) (c)	2,060,000	138,677
3.494%, 09/10/49 (144A) (b)	698,000	594,202
DBUBS Mortgage Trust
3.452%, 10/10/34 (144A)	850,000	852,697
3.530%, 10/10/34 (144A) (b)	1,810,000	1,665,703
Eleven Madison Trust Mortgage Trust 3.555%, 09/10/35 (144A) (b)	440,000	446,338
GAHR Commercial Mortgage Trust
3.138%, 1M LIBOR + 1.300%, 12/15/34 (144A) (b)	149,089	149,134
3.382%, 12/15/34 (144A) (b)	980,000	967,032
GS Mortgage Securities Corp. 3.436%, 12/10/27 (144A) (b)	11,042,358	10,879,604

BHFTII-24

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
GS Mortgage Securities Corp. II
3.938%, 1M LIBOR + 2.350%, 02/15/37 (144A) (b)	230,000	$230,098
5.366%, 05/03/32 (144A)	840,000	942,608
GS Mortgage Securities Corp. Trust
2.856%, 05/10/34 (144A)	710,000	700,941
3.077%, 1M LIBOR + 1.300%, 07/15/32 (144A) (b)	80,000	80,150
3.277%, 1M LIBOR + 1.500%, 07/15/32 (144A) (b)	170,000	170,423
3.577%, 1M LIBOR + 1.800%, 07/15/32 (144A) (b)	70,000	70,218
4.277%, 1M LIBOR + 2.500%, 07/15/32 (144A) (b)	40,000	40,149
GS Mortgage Securities Trust
3.000%, 08/10/50 (144A)	240,000	196,197
3.345%, 07/10/48	300,000	242,741
3.931%, 09/10/47	800,000	825,295
4.412%, 07/10/48 (b)	500,000	502,070
4.529%, 04/10/47 (b)	50,000	50,129
4.646%, 06/10/47 (144A) (b)	100,000	84,703
Hilton Orlando Trust 4.427%, 1M LIBOR + 2.650%, 12/15/34 (144A) (b)	780,000	784,179
HMH Trust 3.062%, 07/05/31 (144A)	1,210,000	1,182,257
IMT Trust
3.478%, 06/15/34 (144A)	540,000	538,983
3.497%, 06/15/34 (144A) (b)	570,000	543,401
JPMBB Commercial Mortgage Securities Trust
0.913%, 09/15/47 (b) (c)	2,832,859	124,670
0.921%, 05/15/48 (b) (c)	1,233,851	40,451
3.775%, 08/15/47	550,000	562,897
3.801%, 09/15/47	220,000	225,294
4.118%, 12/15/48 (144A) (b)	300,000	283,563
JPMCC Commercial Mortgage Securities Trust
4.050%, 09/15/50	110,000	111,480
4.648%, 03/15/50 (144A) (b)	650,000	614,112
JPMDB Commercial Mortgage Securities Trust 0.750%, 12/15/49 (144A) (b) (c)	2,067,000	109,317
JPMorgan Chase Commercial Mortgage Securities Trust
0.540%, 04/15/46 (b) (c)	4,900,000	120,362
0.750%, 08/15/49 (144A) (b) (c)	5,300,000	268,298
0.811%, 12/15/49 (b) (c)	990,886	42,582
2.854%, 10/06/38 (144A) (b)	1,670,000	1,588,939
3.086%, 1M LIBOR + 1.300%, 06/15/45 (144A) (b)	130,000	133,762
3.429%, 06/10/27 (144A)	1,140,000	1,140,378
3.477%, 1M LIBOR + 1.700%, 07/15/36 (144A) (b)	1,949,319	1,952,948
4.242%, 01/15/49 (b)	970,000	901,258
4.742%, 01/15/49 (b)	1,785,000	1,835,274
4.777%, 1M LIBOR + 2.790%, 02/15/35 (144A) (b)	480,000	481,627
5.627%, 1M LIBOR + 3.850%, 10/15/29 (144A) (b)	470,000	469,998
5.748%, 08/12/40 (144A) (b)	374,690	380,827
Lehman Brothers Small Balance Commercial Mortgage Trust 2.122%, 1M LIBOR + 0.250%, 03/25/37 (144A) (b)	693,909	649,799
Lone Star Portfolio Trust
3.577%, 1M LIBOR + 1.800%, 09/15/28 (144A) (b)	139,493	139,740
7.377%, 1M LIBOR + 5.600%, 09/15/28 (144A) (b)	409,547	412,207
LSTAR Commercial Mortgage Trust 1.233%, 03/10/50 (144A) (b) (c)	996,782	47,496
Madison Avenue Trust 4.034%, 10/12/32 (144A) (b)	998,000	1,003,288

Commercial Mortgage-Backed Securities—(Continued)
Merrill Lynch Mortgage Trust 6.318%, 09/12/42 (144A) (b)	490,000	512,272
Morgan Stanley Bank of America Merrill Lynch Trust
1.189%, 12/15/47 (144A) (b) (c)	1,810,000	112,200
1.278%, 01/15/49 (b) (c)	1,720,973	123,282
1.452%, 11/15/49 (b) (c)	1,104,079	96,502
3.060%, 10/15/48 (144A)	820,000	656,548
3.068%, 10/15/48	1,300,000	1,073,494
3.892%, 06/15/47	2,600,000	2,676,024
4.134%, 07/15/50 (144A) (b)	700,000	612,007
4.528%, 10/15/48 (b)	170,000	172,552
4.558%, 05/15/50 (b)	300,000	303,127
Morgan Stanley Capital Trust
2.203%, 06/15/50 (144A) (b) (c)	1,190,000	194,728
2.546%, 06/15/50 (144A)	1,510,000	1,171,882
3.446%, 07/13/29 (144A) (b)	540,000	522,190
3.727%, 11/15/34 (144A) (b)	330,000	330,407
4.031%, 05/15/48 (144A) (b)	110,000	93,594
4.031%, 05/15/48 (b)	150,000	145,585
4.281%, 06/15/50 (b)	339,000	333,538
4.377%, 11/15/34 (144A) (b)	1,977,000	1,983,080
4.490%, 1M LIBOR + 2.750%, 08/15/26 (144A) (b)	300,000	299,589
4.827%, 11/15/34 (144A) (b)	610,000	611,130
5.177%, 1M LIBOR + 3.400%, 02/15/34 (144A) (b)	280,000	280,008
Natixis Commercial Mortgage Securities Trust 3.800%, 1M LIBOR + 3.000%, 11/15/34 (144A) (b)	170,000	169,445
Olympic Tower Mortgage Trust
0.379%, 05/10/39 (144A) (b) (c)	13,300,000	418,032
3.945%, 05/10/39 (144A) (b)	3,155,000	3,000,948
One Market Plaza Trust 0.090%, 02/10/32 (144A) (b) (c)	25,332,000	112,098
Park Avenue Mortgage Trust 3.896%, 09/15/34 (144A) (b)	3,510,000	3,510,056
Park Avenue Trust
0.149%, 06/05/37 (144A) (b) (c)	5,000,000	77,232
3.657%, 06/05/37 (144A) (b)	2,460,000	2,241,896
RAIT Trust 2.727%, 1M LIBOR + 0.950%, 06/15/37 (144A) (b)	1,249,344	1,250,469
Resource Capital Corp., Ltd.
2.586%, 1M LIBOR + 0.800%, 07/15/34 (144A) (b)	1,052,633	1,052,952
3.786%, 1M LIBOR + 2.000%, 07/15/34 (144A) (b)	331,911	332,136
STRIPs, Ltd. 0.500%, 12/25/44 (144A)	38,327	38,040
UBS Commercial Mortgage Trust 1.609%, 06/15/50 (b) (c)	2,131,644	227,992
Velocity Commercial Capital Loan Trust 4.302%, 1M LIBOR + 2.430%, 06/25/45 (144A) (b)	463,302	468,514
VNDO Trust 3.903%, 01/10/35 (144A) (b)	810,000	745,826
Wachovia Bank Commercial Mortgage Trust 5.632%, 10/15/48 (b)	89,313	90,773
Waldorf Astoria Boca Raton Trust 3.127%, 1M LIBOR + 1.350%, 06/15/29 (144A) (b)	1,590,000	1,593,337
Wells Fargo Commercial Mortgage Trust
0.914%, 02/15/48 (b) (c)	8,385,144	407,256
0.946%, 12/15/48 (b) (c)	1,317,730	70,714

BHFTII-25

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
Wells Fargo Commercial Mortgage Trust
1.082%, 12/15/59 (b) (c)	5,041,040	$305,610
1.239%, 11/15/50 (b) (c)	5,686,575	511,124
1.267%, 08/15/49 (144A) (b) (c)	1,430,000	116,488
1.341%, 08/15/49 (b) (c)	2,800,000	259,392
2.600%, 12/13/31 (144A) (b)	490,000	490,772
3.453%, 07/15/50	449,000	445,299
3.600%, 12/15/48 (b)	80,000	71,199
3.718%, 12/15/48	190,000	194,040
3.933%, 1M LIBOR + 2.157%, 12/15/36 (144A) (b)	270,000	269,212
4.357%, 09/15/50 (144A) (b)	150,000	137,264
WF-RBS Commercial Mortgage Trust
1.105%, 05/15/47 (b) (c)	11,430,495	487,153
3.678%, 08/15/47	595,000	604,167
3.767%, 09/15/57 (b)	1,540,000	1,469,062
WFRBS Commercial Mortgage Trust 2.736%, 1M LIBOR + 0.950%, 03/15/44 (144A) (b)	80,393	80,555
Worldwide Plaza Trust 3.596%, 11/10/36 (144A) (b)	390,000	347,823

		140,300,583

Total Mortgage-Backed Securities (Cost $233,711,831)		233,206,753

Municipals—4.6%
American Municipal Power, Inc., Build America Bond 6.449%, 02/15/44	355,000	482,953
Anne Arundel County 5.000%, 10/01/47	500,000	581,640
Arizona Health Facilities Authority 1.945%, 01/01/37 (b)	780,000	719,573
Aurora, CO Water Revenue 5.000%, 08/01/46	380,000	431,125
Austin TX Water & Wastewater System Rev. 5.000%, 11/15/43	500,000	554,015
Bay Area Toll Bridge Authority, Build America Bonds
6.918%, 04/01/40	1,575,000	2,194,384
7.043%, 04/01/50	1,580,000	2,357,471
Buckeye Tobacco Settlement Financing Authority 5.875%, 06/01/47	2,100,000	2,067,807
California Health Facilities Financing Authority 5.000%, 08/15/33	495,000	576,111
California Health Facs. Financing Auth. 5.000%, 08/15/47	500,000	555,220
California Pollution Control Financing Authority 5.000%, 11/21/45 (144A)	450,000	479,129
California State Public Works Board, Build America Bond 8.361%, 10/01/34	760,000	1,128,623
Central Texas Regional Mobility Authority
5.000%, 01/01/45	350,000	383,789
5.000%, 01/01/46	350,000	383,089
Chesapeake Bay Bridge & Tunnel District
5.000%, 07/01/41	360,000	403,016
5.000%, 07/01/51	275,000	304,098
Clark County Department of Aviation 5.000%, 07/01/21	640,000	697,267
Clark County School District
5.000%, 06/15/26	25,000	28,804
5.000%, 06/15/27	355,000	407,419
5.000%, 06/15/28	360,000	411,286
Colorado Health Facilities Authority 5.250%, 02/01/31	325,000	343,402
Commonwealth Financing Auth. 3.864%, 06/01/38	720,000	723,442
Commonwealth Financing Authority 4.144%, 06/01/38	730,000	757,375
Commonwealth of Massachusetts 5.000%, 11/01/42	620,000	718,072
Commonwealth of Puerto Rico 8.000%, 07/01/35 (g)	5,000,000	2,125,000
Connecticut State Health & Educational Facility Authority 5.000%, 07/01/45	1,640,000	1,780,185
Dallas Area Rapid Transit
5.000%, 12/01/41	680,000	765,993
5.000%, 12/01/46	920,000	1,033,013
Denver City & County, CO Airport System Revenue
5.000%, 11/15/28	380,000	445,147
5.000%, 11/15/29	380,000	442,723
5.000%, 11/15/30	305,000	353,687
District of Columbia, Income Tax Revenue, Build America Bond 5.591%, 12/01/34	705,000	846,134
Dutchess County Local Development Corp. 5.000%, 07/01/46	1,025,000	1,135,003
Golden State Tobacco Securitization Corp. 5.125%, 06/01/47	1,820,000	1,820,000
Grant County Public Utility District No. 2 4.584%, 01/01/40	315,000	332,360
Great Lakes Water Authority Water Supply System Revenue 5.250%, 07/01/33	150,000	175,677
Houston TX, Combined Utility System Revenue 5.000%, 11/15/35	450,000	518,247
JobsOhio Beverage System 3.985%, 01/01/29	835,000	872,592
Kentucky Economic Development Finance Authority 5.250%, 06/01/50	330,000	354,598
Lexington County Health Services District, Inc. 5.000%, 11/01/41	300,000	331,419
Los Angeles County Metropolitan Transportation Authority 5.000%, 07/01/42	850,000	988,558
Los Angeles, CA Community College District, Build America Bond 6.600%, 08/01/42	2,280,000	3,258,074
Los Angeles, CA Department of Water & Power Revenue, Build America Bond 6.603%, 07/01/50	565,000	840,387
Los Angeles, CA Unified School District, Build America Bond 6.758%, 07/01/34	640,000	856,115
Massachusetts Bay Transportation Authority
5.000%, 07/01/39	320,000	369,363
5.000%, 07/01/40	340,000	391,564
5.000%, 07/01/41	360,000	414,284

BHFTII-26

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Municipals—(Continued)

Security Description	Principal Amount*	Value
Massachusetts Bay Transportation Authority 5.000%, 07/01/42	370,000	$425,470
5.000%, 07/01/43	300,000	344,718
Massachusetts Development Finance Agency 5.000%, 07/01/47	500,000	555,930
Massachusetts Educational Financing Authority 5.000%, 01/01/22	500,000	541,600
Mesquite, TX Independent School District 5.000%, 08/15/42	570,000	650,609
Metropolitan Government of Nashville & Davidson County, Health & Educational Facilities Board 5.000%, 07/01/46	690,000	762,491
Metropolitan St. Louis Sewer District 5.000%, 05/01/42	480,000	557,026
Metropolitan Transportation Authority 5.000%, 11/15/42	670,000	768,684
5.250%, 11/15/57	820,000	943,582
Metropolitan Transportation Authority, Build America Bonds 6.668%, 11/15/39	170,000	230,219
6.687%, 11/15/40	590,000	798,276
6.814%, 11/15/40	1,005,000	1,374,136
Metropolitan Washington Airports Authority 5.000%, 10/01/32	890,000	1,008,334
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Build America Bond 7.462%, 10/01/46	560,000	829,657
Miami-Dade County, FL 5.000%, 07/01/35	395,000	452,307
Miami-Dade County, FL Aviation Revenue 2.504%, 10/01/24	1,000,000	952,440
3.354%, 10/01/29	195,000	186,794
3.454%, 10/01/30	355,000	348,784
3.504%, 10/01/31	330,000	324,905
5.000%, 10/01/38	1,025,000	1,130,554
5.000%, 10/01/40	500,000	559,715
Miami-Dade County, FL Educational Facilities Authority 5.073%, 04/01/50	655,000	737,052
Miami-Dade County, FL Educational Facs. Auth. 5.000%, 04/01/48	530,000	593,711
Michigan Finance Authority 5.000%, 11/15/41	330,000	364,726
5.000%, 12/01/47	1,810,000	1,956,483
Mississippi State Hospital Equipment & Facilities Authority, Baptist Memorial Health Care 5.000%, 09/01/46	630,000	675,996
Missouri State Health & Educational Facilities Authority Revenue 3.652%, 08/15/57	1,495,000	1,445,635
5.000%, 11/15/29	340,000	388,654
Municipal Electric Authority of Georgia, Build America Bond 6.637%, 04/01/57	1,000,000	1,242,190
New Jersey State Turnpike Authority, Build America Bond 7.414%, 01/01/40	1,451,000	2,137,163
New Jersey Transportation Trust Fund Authority 5.000%, 06/15/29	380,000	418,882
New Orleans Aviation Board 5.000%, 01/01/40	530,000	578,029
New York City Transitional Finance Authority Building Aid Revenue 5.000%, 07/15/40	370,000	416,272
New York City Transitional Finance Authority Future Tax Secured Revenue 3.050%, 05/01/27	1,670,000	1,622,622
5.000%, 08/01/31	190,000	221,158
5.000%, 02/01/35	410,000	467,736
5.000%, 05/01/36	390,000	445,575
New York City Water & Sewer System
5.000%, 06/15/47	985,000	1,122,683
5.375%, 06/15/43	2,360,000	2,563,078
5.500%, 06/15/43	2,825,000	3,078,854
5.882%, 06/15/44	1,150,000	1,530,063
New York City Water & Sewer System, Build America Bond 5.750%, 06/15/41	675,000	882,562
New York Convention Center Development Corp. 5.000%, 11/15/40	370,000	415,754
5.000%, 11/15/46	920,000	1,044,559
New York Liberty Development Corp. 5.250%, 10/01/35	340,000	421,920
New York State Dormitory Auth. Series A 5.000%, 03/15/41	530,000	617,620
5.000%, 03/15/42	530,000	616,629
5.000%, 03/15/43	530,000	616,136
New York State Dormitory Authority 5.000%, 02/15/27	370,000	438,820
5.000%, 02/15/28	370,000	436,678
5.000%, 02/15/31	330,000	384,341
5.000%, 02/15/36	620,000	717,836
5.000%, 02/15/37	620,000	716,199
5.000%, 02/15/38	330,000	381,203
5.000%, 02/15/39	330,000	380,041
5.000%, 02/15/40	650,000	748,566
5.000%, 02/15/41	620,000	713,477
5.000%, 02/15/42	840,000	965,908
5.000%, 02/15/43	540,000	619,526
New York State Dormitory Authority Revenue 5.000%, 03/15/32	580,000	671,170
New York State Dormitory Authority, Build America Bond 5.389%, 03/15/40	1,075,000	1,295,955
New York State Urban Development Corp. 2.860%, 03/15/24	2,030,000	2,009,903
3.120%, 03/15/25	980,000	976,011
3.320%, 03/15/29	1,285,000	1,271,687
New York Transportation Development Corp. 5.000%, 07/01/46	340,000	368,169
5.250%, 01/01/50	1,550,000	1,696,335
North Carolina Department of Transportation 5.000%, 06/30/54	1,000,000	1,074,630
Orange County Local Transportation Authority, Build America Bond 6.908%, 02/15/41	1,420,000	1,942,319
Oregon School Boards Association 4.759%, 06/30/28	1,740,000	1,902,081
5.490%, 06/30/23	2,350,000	2,626,407
Pennsylvania Economic Development Financing Authority 5.000%, 12/31/38	510,000	550,678

BHFTII-27

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Municipals—(Continued)

Security Description	Principal Amount*	Value
Permanent University Fund - University of Texas System 3.376%, 07/01/47	1,290,000	$1,227,396
Port Authority of New York & New Jersey 4.458%, 10/01/62	1,435,000	1,570,320
4.810%, 10/15/65	720,000	848,023
4.960%, 08/01/46	1,910,000	2,280,043
5.000%, 11/15/47	290,000	326,006
Public Power Generation Agency Revenue 5.000%, 01/01/35	360,000	406,336
Regents of the University of California Medical Center Pooled Revenue, Build America Bond 6.583%, 05/15/49	1,455,000	1,988,796
Riverside, CA, Electric Revenue, Buld America Bond 7.605%, 10/01/40	525,000	773,929
Royal Oak Hospital Finance Authority 5.000%, 09/01/39	450,000	489,506
Salt Lake City Corp. Airport Revenue 5.000%, 07/01/47	1,510,000	1,690,324
Salt River Project Agricultural Improvement & Power District 5.000%, 12/01/36	460,000	521,088
San Antonio TX Electric & Gas Systems Rev. 5.000%, 02/01/48	500,000	542,975
San Antonio, TX Electric & Gas Systems Revenue, Build Amereica Bond 5.808%, 02/01/41	470,000	603,560
San Diego Public Facilities Financing Authority Sewer Revenue 5.000%, 05/15/39	475,000	548,896
San Diego Unified School District 5.000%, 07/01/41	780,000	911,960
San Francisco City & County Airport Comm-San Francisco International Airport 5.000%, 05/01/41	660,000	738,976
5.000%, 05/01/47	620,000	698,455
San Jose Redevelopment Agency Successor Agency 2.958%, 08/01/24	1,195,000	1,184,245
South Carolina Public Service Authority 2.388%, 12/01/23	1,085,000	1,024,891
5.000%, 12/01/49	700,000	745,325
5.000%, 12/01/50	700,000	751,289
State Board of Administration Finance Corp. 2.995%, 07/01/20	1,315,000	1,322,443
State of California 2.250%, 10/01/23	2,315,000	2,242,240
State of California General Obligation Unlimited, Build America Bonds 7.350%, 11/01/39	550,000	804,039
7.500%, 04/01/34	1,125,000	1,622,700
7.550%, 04/01/39	1,375,000	2,093,685
7.600%, 11/01/40	3,780,000	5,847,433
State of California, General Obligation Unlimited, Build America Bond 7.300%, 10/01/39	345,000	503,131
State of Connecticut 3.310%, 01/15/26	2,600,000	2,510,768
State of Dist. of Columbia 5.000%, 06/01/42	500,000	576,965
State of Illinois, General Obligation Unlimited 5.100%, 06/01/33	4,320,000	4,049,266
State of Kansas Department of Transportation 5.000%, 09/01/35	340,000	389,249
State of Missouri 3.086%, 09/15/51	1,450,000	1,253,757
State of New Jersey 5.000%, 09/15/25	700,000	804,930
State of Ohio 5.000%, 05/01/30	460,000	531,263
5.000%, 03/15/32	930,000	1,051,746
5.000%, 05/01/32	620,000	711,729
5.000%, 05/01/34	420,000	479,812
5.000%, 05/01/35	420,000	478,653
5.000%, 05/01/36	1,015,000	1,154,654
5.000%, 05/01/37	760,000	863,003
State of Washington General Obligation Unlimited 5.000%, 07/01/30	1,440,000	1,641,010
5.000%, 08/01/30	415,000	485,745
5.000%, 08/01/40	1,300,000	1,479,611
5.000%, 02/01/41	610,000	700,408
5.000%, 08/01/41	400,000	462,188
5.000%, 08/01/42	420,000	484,932
State of Wisconsin 3.154%, 05/01/27	1,220,000	1,200,834
5.000%, 05/01/32	340,000	391,724
5.000%, 05/01/33	310,000	355,651
5.000%, 11/01/33	420,000	495,079
5.000%, 05/01/34	400,000	457,516
5.000%, 05/01/36	490,000	556,748
5.000%, 05/01/38	500,000	567,425
Sumter Landing Community Development District 4.172%, 10/01/47	385,000	405,875
Texas Municipal Gas Acquisition & Supply Corp. I 6.250%, 12/15/26	280,000	327,863
Texas Private Activity Bond Surface Transportation Corp. 5.000%, 12/31/55	170,000	183,683
Tobacco Settlement Finance Authority 7.467%, 06/01/47	1,225,000	1,213,056
Tobacco Settlement Financing Corp. 5.000%, 06/01/41	1,340,000	1,338,446
TSASC, Inc. 5.000%, 06/01/41	560,000	605,696
University of California CA, Revenue 3.063%, 07/01/25	665,000	660,963
4.601%, 05/15/31	650,000	717,815
4.858%, 05/15/12	980,000	1,062,634
University of Houston 5.000%, 02/15/33	390,000	445,751
5.000%, 02/15/34	350,000	398,979
5.000%, 02/15/35	800,000	909,544
5.000%, 02/15/36	1,040,000	1,180,078
University of Texas 2.756%, 05/15/26	1,810,000	1,766,723
2.836%, 05/15/27	805,000	785,938
Virginia Small Business Financing Authority 5.000%, 12/31/56	720,000	778,594

BHFTII-28

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Municipals—(Continued)

Security Description	Principal Amount*	Value
Weld County School District No. 2 5.250%, 12/01/41	560,000	$655,458
West Virginia Hospital Finance Authority 5.000%, 06/01/19	365,000	378,655
5.000%, 06/01/20	390,000	414,274
5.000%, 06/01/21	390,000	423,158
5.000%, 06/01/22	425,000	469,383
5.000%, 06/01/23	355,000	397,163
5.000%, 06/01/24	375,000	425,464
Wisconsin Health & Educational Facilities Authority 5.000%, 12/15/44	310,000	334,087

Total Municipals (Cost $176,249,146)		176,117,102

Foreign Government—4.2%

Banks—0.0%
Banque Centrale de Tunisie International Bond 4.500%, 06/22/20 (EUR)	417,000	534,391
CBB International 6.875%, 10/05/25	676,000	676,000

		1,210,391

Municipal—0.0%
Provincia de Rio Negro 7.750%, 12/07/25 (144A) (n)	600,000	565,500

Sovereign—4.2%
Argentina Bonar Bonds 8.000%, 10/08/20	1,485,697	1,637,981
8.750%, 05/07/24 (n)	4,026,342	4,520,548
Argentina Treasury Bill Zero Coupon, 09/14/18 (ARS)	58,176,000	2,940,256
Argentine Bonos del Tesoro 21.200%, 09/19/18 (ARS)	23,170,000	1,145,093
Argentine Republic Government International Bonds 2.500%, 12/31/38 (b)	2,324,491	1,543,462
5.250%, 01/15/28 (EUR)	284,000	340,712
5.625%, 01/26/22 (d)	2,177,000	2,208,566
5.875%, 01/11/28	4,966,000	4,670,523
6.250%, 04/22/19	1,760,000	1,808,400
6.875%, 04/22/21	4,587,000	4,862,220
7.125%, 06/28/17 (d)	875,000	806,313
7.500%, 04/22/26	584,000	623,128
Bahrain Government International Bonds 6.000%, 09/19/44 (144A)	313,000	252,743
6.750%, 09/20/29 (144A)	627,000	585,794
7.500%, 09/20/47	250,000	228,125
Brazil Letras do Tesouro Nacional 6.697%, 01/01/19 (BRL)	13,443,000	3,891,297
Colombia Government International Bonds 3.875%, 04/25/27 (d)	8,170,000	8,063,790
4.375%, 07/12/21	1,858,000	1,923,030
Egypt Government International Bonds 5.577%, 02/21/23 (144A)	3,328,000	3,375,258
5.750%, 04/29/20	1,380,000	1,413,493

Sovereign—(Continued)
Hungary Government International Bond 5.375%, 03/25/24	3,500,000	3,813,600
Indonesia Government International Bonds 3.750%, 04/25/22	1,892,000	1,895,133
4.125%, 01/15/25	368,000	370,703
4.350%, 01/11/48	851,000	811,371
4.750%, 01/08/26	409,000	427,197
Indonesia Treasury Bonds 5.625%, 05/15/23 (IDR)	27,774,000,000	1,987,099
6.125%, 05/15/28 (IDR)	39,501,000,000	2,761,555
7.000%, 05/15/27 (IDR)	14,438,000,000	1,066,005
8.375%, 03/15/24 (IDR)	37,281,000,000	2,958,502
8.375%, 09/15/26 (IDR)	11,653,000,000	934,229
Lebanon Government International Bonds 6.100%, 10/04/22	2,071,000	2,033,867
6.250%, 11/04/24	1,145,000	1,102,063
6.650%, 04/22/24	730,000	722,846
6.850%, 03/23/27	2,051,000	1,982,189
Mexican Bonos 4.750%, 06/14/18 (MXN)	75,800,000	4,140,439
Mexico Government International Bond 4.150%, 03/28/27 (d)	19,621,000	19,836,831
Panama Government International Bond 3.750%, 03/16/25	3,490,000	3,512,685
Peruvian Government International Bond 7.350%, 07/21/25	2,900,000	3,596,000
Philippine Government International Bond 5.500%, 03/30/26	5,610,000	6,363,855
Republic of South Africa Government Bonds 5.500%, 03/09/20	4,890,000	5,070,441
6.250%, 03/31/36 (ZAR)	51,017,500	3,352,411
6.500%, 02/28/41 (ZAR)	20,944,468	1,366,505
8.500%, 01/31/37 (ZAR)	25,425,000	2,089,050
8.750%, 02/28/48 (ZAR)	14,610,000	1,220,014
8.875%, 02/28/35 (ZAR)	25,521,000	2,186,003
Republic of South Africa Government International Bond 5.875%, 05/30/22 (d)	849,000	911,537
Russian Federal Bonds - OFZ 6.400%, 05/27/20 (RUB)	276,894,000	4,850,327
6.500%, 02/28/24 (RUB)	50,387,000	872,950
7.400%, 12/07/22 (RUB)	40,464,000	734,373
7.500%, 08/18/21 (RUB)	39,389,000	710,257
7.600%, 04/14/21 (RUB)	86,138,000	1,554,557
7.750%, 09/16/26 (RUB)	151,376,000	2,792,981
8.150%, 02/03/27 (RUB)	116,540,000	2,207,216
Russian Foreign Bond - Eurobond 4.750%, 05/27/26	1,400,000	1,446,502
5.000%, 04/29/20	1,000,000	1,032,300
5.250%, 06/23/47	2,600,000	2,596,880
5.625%, 04/04/42	600,000	644,376
Turkey Government Bond 11.000%, 03/02/22 (TRY)	3,620,000	851,484
Turkey Government International Bonds 5.125%, 03/25/22	261,000	266,084
5.625%, 03/30/21	934,000	966,690
6.250%, 09/26/22	10,864,000	11,507,084

BHFTII-29

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—(Continued)
Uruguay Government International Bond 4.375%, 10/27/27 (n)	3,280,000	$3,376,104

		159,763,027

Total Foreign Government (Cost $163,460,859)		161,538,918

Floating Rate Loans (o)—1.3%

Aerospace/Defense—0.0%
TransDigm, Inc. Term Loan G, 4.707%, 1M LIBOR + 2.500%, 08/22/24	1,909,217	1,917,701

Building Materials—0.1%
Ply Gem Industries, Inc. Term Loan, 03/28/25 (p)	2,270,000	2,275,675
Summit Materials Cos. I LLC Term Loan B, 4.127%, 1M LIBOR + 2.250%, 11/21/24	2,667,484	2,688,322

		4,963,997

Distribution/Wholesale—0.3%
Beacon Roofing Supply, Inc. Term Loan B, 01/02/25 (p)	1,537,000	1,546,392
Chimera Special Holding LLC Term Loan, 3.691%, 1M LIBOR + 2.000%, 10/04/19 (j) (k)	12,256,830	12,256,830

		13,803,222

Distributors—0.0%
American Builders & Contractors Supply Co., Inc. Term Loan B, 10/31/23 (p)	559,726	561,747

Diversified Financial Services—0.4%
LSTAR Securities Financing Vehicle Term Loan, 4.387%, 1M LIBOR + 2.500%, 05/10/25	11,382,057	11,388,886
Term Loan, 4.387%, 06/16/25	2,527,094	2,526,336

		13,915,222

Environmental Control—0.1%
Robertshaw U.S. Holding Corp. 1st Lien Term Loan, 02/19/25 (p)	2,290,437	2,313,341

Lodging—0.1%
Shutter Casa Del Mar Term Loan, 4.088%, 1M LIBOR + 2.370%, 06/09/24	5,000,000	5,000,000

Packaging & Containers—0.0%
Reynolds Group Holdings, Inc. Term Loan, 02/05/23 (p)	1,075,904	1,082,629

Real Estate Investment Trusts—0.1%
VICI Properties 1 LLC Replacement Term Loan B, 3.853%, 1M LIBOR + 2.000%, 12/20/24	2,678,565	2,690,656

Software—0.1%
First Data Corp. Term Loan, 4.122%, 1M LIBOR + 2.250%, 04/26/24	2,686,084	2,693,498

Telecommunications—0.1%
Level 3 Financing, Inc. Term Loan B, 4.112%, 1M LIBOR + 2.250%, 02/22/24	2,688,501	2,695,432

Total Floating Rate Loans (Cost $51,518,368)		51,637,445

Preferred Stock—0.2%

Banks—0.2%
Citigroup Capital, 8.137%, 10/30/40 (Cost $7,956,785)	292,339	7,948,697

Escrow Shares—0.0%

Savings & Loans—0.0%
Washington Mutual Bank (j) (k) (q)	5,027,000	1
Washington Mutual Bank (j) (k) (q)	1,310,000	0
Washington Mutual Bank (j) (k) (q)	2,440,000	0

Total Escrow Shares (Cost $0)		1

Short-Term Investment—2.0%

Repurchase Agreement—2.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/29/18 at 0.600%, due on 04/02/18 with a maturity value of $79,335,433; collateralized by a U.S. Treasury Note at 1.875%, maturing 02/28/22, with a market value of $80,920,438.	79,330,144	79,330,144

Total Short-Term Investments (Cost $79,330,144)		79,330,144

Securities Lending Reinvestments (r)—3.3%

Certificates of Deposit—1.8%
Bank of Nova Scotia 2.482%, 3M LIBOR + 0.280%, 03/20/19 (b)	3,500,000	3,498,474
Barclays Capital, plc 1.956%, 1M LIBOR + 0.270%, 08/03/18 (b)	3,500,000	3,499,741
BNP Paribas New York 1.886%, 1M LIBOR + 0.200%, 05/04/18 (b)	1,000,000	1,000,024
Chiba Bank, Ltd., New York 1.740%, 04/11/18	4,000,000	3,999,692
China Construction Bank
1.950%, 04/20/18	4,000,000	3,999,584
Citigroup Global Markets, Ltd.
2.070%, 1M LIBOR + 0.330%, 09/12/18 (b)	2,000,000	1,999,650

BHFTII-30

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Securities Lending Reinvestments (r)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Cooperative Rabobank UA 1.860%, 3M LIBOR + 0.140%, 10/16/18 (b)	3,500,000	$3,500,000
Credit Suisse AG New York 1.976%, 1M LIBOR + 0.190%, 04/16/18 (b)	1,500,000	1,499,937
2.230%, FEDEFF PRV + 0.550%, 09/07/18 (b)	3,500,000	3,500,000
Mitsubishi UFJ Trust and Banking Corp. 1.976%, 1M LIBOR + 0.190%, 04/16/18 (b)	3,000,000	2,999,817
2.077%, 1M LIBOR + 0.200%, 05/30/18 (b)	1,000,000	999,834
Mizuho Bank, Ltd., New York 2.008%, 1M LIBOR + 0.200%, 04/18/18 (b)	2,000,000	1,999,972
2.077%, 1M LIBOR + 0.200%, 05/29/18 (b)	2,000,000	1,999,832
Natixis New York 1.896%, 1M LIBOR + 0.210%, 08/06/18 (b)	1,000,000	999,914
2.220%, 06/11/18	1,500,000	1,500,249
Norinchukin Bank New York 1.670%, 1M LIBOR + 0.300%, 09/04/18 (b)	3,500,000	3,497,879
Oversea-Chinese Banking Corp., Ltd. 2.150%, 06/06/18	1,500,000	1,500,148
Royal Bank of Canada New York 1.990%, 1M LIBOR + 0.250%, 01/11/19 (b)	2,500,000	2,495,225
2.301%, 1M LIBOR + 0.440%, 09/17/18 (b)	2,000,000	1,999,718
Standard Chartered plc 2.154%, 1M LIBOR + 0.300%, 08/22/18 (b)	1,500,000	1,499,856
2.250%, 08/21/18	2,000,000	1,999,160
State Street Bank and Trust Co. 1.831%, 1M LIBOR + 0.120%, 05/08/18 (b)	1,500,000	1,499,919
Sumitomo Mitsui Banking Corp., London 2.038%, 1M LIBOR + 0.230%, 05/17/18 (b)	2,000,000	1,998,500
Sumitomo Mitsui Banking Corp., New York 1.920%, 1M LIBOR + 0.180%, 04/11/18 (b)	1,500,000	1,499,946
2.000%, 05/21/18	2,000,000	2,000,010
2.010%, 1M LIBOR + 0.270%, 09/10/18 (b)	5,000,000	4,998,505
Svenska Handelsbanken AB 2.027%, 1M LIBOR + 0.150%, 04/30/18 (b)	4,000,000	3,999,888
Westpac Banking Corp. 2.130%, FEDEFF PRV + 0.450%, 02/15/19 (b)	3,000,000	2,999,733

		68,985,207

Commercial Paper—0.6%
Canadian Imperial Bank of Commerce 2.208%, 1M LIBOR + 0.400%, 09/17/18 (b)	1,500,000	1,499,863
Industrial & Commercial Bank of China, Ltd. 1.960%, 04/20/18	3,987,151	3,995,696
ING Funding LLC 1.930%, 1M LIBOR + 0.190%, 08/10/18 (b)	2,500,000	2,499,110
LMA S.A. & LMA Americas 2.150%, 06/04/18	4,971,931	4,980,200
Macquarie Bank, Ltd., London 2.020%, 05/16/18	1,990,012	1,994,938
Ridgefield Funding Co. LLC 2.018%, 1M LIBOR + 0.210%, 05/17/18 (b)	3,000,000	2,999,568
UBS AG 1.880%, 1M LIBOR + 0.210%, 05/02/18 (b)	5,000,000	4,999,280

		22,968,655

Repurchase Agreements—0.8%
Deutsche Bank AG, London Repurchase Agreement dated 03/29/18 at 1.750%, due on 04/02/18 with a maturity value of $900,175; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 03/07/22 - 05/24/27, and an aggregate market value of $918,005.	900,000	900,000
Repurchase Agreement dated 03/29/18 at 1.750%, due on 04/02/18 with a maturity value of $500,097; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 06/30/20 - 05/02/25, and an aggregate market value of $510,001.	500,000	500,000
Repurchase Agreement dated 03/29/18 at 1.800%, due on 04/02/18 with a maturity value of $500,100; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.125%, maturity dates ranging from 04/14/22 - 08/07/23, and an aggregate market value of $510,003.	500,000	500,000
Repurchase Agreement dated 01/09/18 at 2.070%, due on 04/02/18 with a maturity value of $602,864; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $666,427.	600,000	600,000
Repurchase Agreement dated 03/15/18 at 2.070%, due on 04/02/18 with a maturity value of $4,004,140; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $4,442,848.	4,000,000	4,000,000
Repurchase Agreement dated 09/12/17 at 2.210%, due on 07/02/18 with a maturity value of $1,272,484; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $1,388,390.	1,250,000	1,250,000
ING Financial Markets LLC Repurchase Agreement dated 03/29/18 at 1.710%, due on 04/02/18 with a maturity value of $808,467; collateralized by U.S. Government Agency Obligations with rates ranging from 0.750% - 3.750%, maturity dates ranging from 04/09/18 - 09/24/26, and an aggregate market value of $824,482.	808,314	808,314
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 2.230%, due on 06/29/18 with a maturity value of $5,500,595; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 8.875%, maturity dates ranging from 01/15/19 - 02/15/48, and various Common Stock with an aggregate market value of $5,734,511.	5,300,000	5,300,000
Repurchase Agreement dated 08/01/17 at 2.230%, due on 06/29/18 with a maturity value of $3,061,697; collateralized by various Common Stock with an aggregate market value of $3,300,000.	3,000,000	3,000,000
Morgan Stanley & Co. LLC Repurchase Agreement dated 03/20/18 at 2.330%, due on 06/20/18 with a maturity value of $502,977; collateralized by various Common Stock with an aggregate market value of $550,177.	500,000	500,000

BHFTII-31

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Securities Lending Reinvestments (r)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
NBC Global Finance, Ltd. Repurchase Agreement dated 03/16/18 at 1.850%, due on 04/02/18 with a maturity value of $1,226,070; collateralized by various Common Stock with an aggregate market value of $1,362,518.	1,225,000	$1,225,000
Repurchase Agreement dated 11/30/17 at 1.850%, due on 04/02/18 with a maturity value of $2,817,698; collateralized by various Common Stock with an aggregate market value of $3,114,328.	2,800,000	2,800,000
Repurchase Agreement dated 03/16/18 at 1.880%, due on 04/05/18 with a maturity value of $2,002,089; collateralized by various Common Stock with an aggregate market value of $2,224,520.	2,000,000	2,000,000
Pershing LLC Repurchase Agreement dated 03/29/18 at 1.780%, due on 04/02/18 with a maturity value of $1,000,198; collateralized by U.S. Government Agency and Treasury Obligations with rates ranging from 0.000% - 11.500%, maturity dates ranging from 03/31/18 - 02/20/68, and an aggregate market value of $1,020,000.	1,000,000	1,000,000
Societe Generale Repurchase Agreement dated 03/08/18 at 1.820%, due on 04/02/18 with a maturity value of $3,003,792; collateralized by various Common Stock with an aggregate market value of $3,335,172.	3,000,000	$3,000,000
Repurchase Agreement dated 03/16/18 at 1.820%, due on 04/02/18 with a maturity value of $2,001,719; collateralized by various Common Stock with an aggregate market value of $2,223,448.	2,000,000	2,000,000
Repurchase Agreement dated 03/21/18 at 1.820%, due on 04/02/18 with a maturity value of $2,851,729; collateralized by various Common Stock with an aggregate market value of $3,168,413.	2,850,000	2,850,000

		32,233,314

Time Deposits—0.1%
ABN AMRO Bank NV 1.680%, 04/02/18	2,000,000	2,000,000
Australia New Zealand Bank 1.670%, 04/02/18	2,000,000	2,000,000
Svenska Handelsbanken AB 1.640%, 04/02/18	1,000,000	1,000,000

		5,000,000

Total Securities Lending Reinvestments (Cost $129,205,644)		129,187,176

Total Purchased Options—0.1% (s) (Cost $4,429,821)		2,981,074

Total Investments—109.1% (Cost $4,238,499,003)		4,195,544,070
Other assets and liabilities (net)—(9.1)%		(350,089,219)

Net Assets—100.0%		$3,845,454,851

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(b)	Variable or floating rate security. The stated rate represents the rate at March 31, 2018. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(c)	Interest only security.
(d)	All or a portion of the security was held on loan. As of March 31, 2018, the market value of securities loaned was $129,768,049 and the collateral received consisted of cash in the amount of $129,182,408. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(e)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2018, the value of securities pledged amounted to $2,181,653.
(f)	All or a portion of the security was pledged as collateral against open swap contracts. As of March 31, 2018, the market value of securities pledged was $305,422.
(g)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(h)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(i)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(j)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(k)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2018, these securities represent 0.3% of net assets.
(l)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2018, the market value of restricted securities was $532,482, which is 0.0% of net assets. See details shown in the Restricted Securities table that follows.
(m)	Principal only security.
(n)	Principal amount of security is adjusted for inflation.
(o)	Floating rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are determined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.
(p)	This loan will settle after March 31, 2018, at which time the interest rate will be determined.
(q)	Illiquid security. As of March 31, 2018, these securities represent 0.0% of net assets.
(r)	Represents investment of cash collateral received from securities on loan as of March 31, 2018.
(s)	For a breakout of open positions, see details shown in the Purchased Options table that follows.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2018, the market value of 144A securities was $714,195,864, which is 18.6% of net assets.

BHFTII-32

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
Knollwood CDO, Ltd., 4.355%, 01/10/39	02/10/04	$863,927	$863,927	$0
Seasoned Credit Risk Transfer Trust, 4.750%, 07/25/56	10/04/17	540,000	520,446	532,482

				$532,482

TBA Forward Sale Commitments

Security Description	Interest Rate	Maturity	Face Amount	Cost	Value
Fannie Mae 15 Yr. Pool	2.000%	TBA	$(4,050,000)	$(3,850,556)	$(3,869,016)
Fannie Mae 15 Yr. Pool	3.000%	TBA	(3,374,000)	(3,356,718)	(3,369,607)
Fannie Mae 15 Yr. Pool	3.000%	TBA	(8,500,000)	(8,457,031)	(8,478,308)
Fannie Mae 15 Yr. Pool	3.500%	TBA	(10,263,000)	(10,415,716)	(10,445,634)
Fannie Mae 15 Yr. Pool	4.000%	TBA	(3,709,000)	(3,806,941)	(3,813,542)
Fannie Mae 30 Yr. Pool	3.000%	TBA	(24,757,942)	(23,945,905)	(24,146,730)
Fannie Mae 30 Yr. Pool	3.500%	TBA	(23,380,000)	(23,341,915)	(23,393,731)
Fannie Mae 30 Yr. Pool	3.500%	TBA	(45,137,158)	(44,919,085)	(45,231,495)
Fannie Mae 30 Yr. Pool	4.500%	TBA	(3,436,000)	(3,593,637)	(3,597,801)
Fannie Mae 30 Yr. Pool	6.000%	TBA	(2,002,000)	(2,214,009)	(2,227,929)
Freddie Mac 30 Yr. Gold Pool	4.500%	TBA	(1,104,000)	(1,155,750)	(1,155,879)
Ginnie Mae I 30 Yr. Pool	4.500%	TBA	(3,100,000)	(3,221,578)	(3,220,791)
Ginnie Mae II 30 Yr. Pool	3.500%	TBA	(36,809,000)	(36,925,333)	(37,166,305)
Ginnie Mae II 30 Yr. Pool	4.500%	TBA	(1,330,000)	(1,379,200)	(1,380,264)

Totals				$(170,583,374)	$(171,497,032)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
ARS	6,410,250	BNP	04/20/18	USD	315,000	$719
ARS	38,578,410	CBNA	04/20/18	USD	1,895,000	5,071
ARS	23,079,400	BNP	05/16/18	USD	1,107,000	14,407
ARS	22,849,743	CBNA	05/21/18	USD	1,105,000	2,383
ARS	13,593,600	BNP	06/13/18	USD	640,000	10,799
ARS	13,612,800	CBNA	06/13/18	USD	640,000	11,718
ARS	19,781,100	CBNA	06/13/18	USD	930,000	17,028
AUD	1,920,800	GSI	04/23/18	USD	1,479,168	(3,906)
BRL	4,497,299	GSI	04/03/18	USD	1,370,000	(7,781)
BRL	4,533,330	UBSA	04/03/18	USD	1,363,900	9,233
BRL	7,430,733	UBSA	04/03/18	USD	2,287,400	(36,652)
BRL	7,569,007	UBSA	04/03/18	USD	2,277,215	15,416
BRL	14,937,158	UBSA	04/03/18	USD	4,598,100	(73,676)
BRL	15,215,113	UBSA	04/03/18	USD	4,577,626	30,989
BRL	4,546,140	UBSA	05/03/18	USD	1,370,000	3,684
BRL	7,590,394	UBSA	05/03/18	USD	2,287,400	6,152
BRL	15,258,105	UBSA	05/03/18	USD	4,598,100	12,366
CAD	984,567	DBAG	04/09/18	USD	764,160	154
CAD	1,646,657	DBAG	04/09/18	USD	1,273,600	4,691
CAD	1,031,640	GSI	04/12/18	USD	796,000	4,904
CAD	1,029,360	BOA	05/15/18	USD	796,000	3,618
CHF	1,639,458	UBSA	06/20/18	USD	1,740,000	(13,927)
CLP	612,826,600	UBSA	04/05/18	USD	1,019,000	(4,209)
COP	2,843,010,000	UBSA	04/09/18	USD	1,019,000	(1,590)
COP	2,843,010,000	UBSA	04/09/18	USD	1,019,000	(1,590)
EUR	956,000	UBSA	04/04/18	USD	1,178,270	(1,960)

BHFTII-33

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	2,289,000	MSIP	04/05/18	USD	2,824,584	$(7,889)
EUR	821,000	GSI	04/20/18	USD	1,005,073	6,270
GBP	950,000	BBP	06/20/18	USD	1,341,470	(4,352)
IDR	86,957,118,000	DBAG	06/26/18	USD	6,276,000	(2,256)
JPY	70,728,137	BOA	05/07/18	USD	667,200	(1,238)
MXN	3,438,720	GSI	04/12/18	USD	183,727	5,163
MXN	15,632,140	MSIP	04/12/18	USD	835,273	23,405
MXN	21,780,709	NIP	04/12/18	USD	1,194,000	2,421
MXN	18,946,819	BNP	04/27/18	USD	1,019,000	19,360
MXN	27,230,886	GSI	05/15/18	USD	1,453,500	34,666
MXN	26,705,010	JPMC	05/15/18	USD	1,453,500	5,927
MXN	86,179,089	HSBC	11/26/18	USD	4,426,000	145,136
NZD	1,583,000	DBAG	06/20/18	USD	1,146,163	(2,422)
RUB	84,508,000	MSIP	04/05/18	USD	1,480,000	(5,193)
RUB	68,946,000	DBAG	04/27/18	USD	1,200,000	291
RUB	199,445,478	BNP	05/07/18	USD	3,482,000	(13,669)
RUB	85,732,700	DBAG	06/06/18	USD	1,480,000	5,817
TRY	2,643,592	BNP	04/09/18	USD	689,697	(21,011)
TRY	7,481,261	BNP	04/09/18	USD	1,938,000	(45,643)
TRY	7,859,811	BNP	04/09/18	USD	1,974,033	14,076
TRY	18,579,846	BNP	04/09/18	USD	4,847,370	(147,668)
TRY	18,579,847	BNP	04/09/18	USD	4,847,370	(147,668)
TRY	1,130,456	CBNA	04/09/18	USD	284,592	1,353
TRY	3,715,253	GSI	04/09/18	USD	932,967	6,792
TRY	12,386,564	JPMC	04/09/18	USD	3,230,252	(97,118)
TRY	5,767,817	GSI	04/20/18	USD	1,446,500	7,566
TRY	7,766,700	GSI	05/09/18	USD	1,938,000	9,053
TRY	2,868,000	BNP	06/25/18	USD	768,612	(59,381)
TRY	21,082,569	BNP	06/25/18	USD	5,469,315	(255,784)
TRY	50,124,431	BNP	06/25/18	USD	12,949,540	(554,215)
TRY	452,000	BNP	08/20/18	USD	119,476	(9,589)
TRY	41,046,000	BNP	08/20/18	USD	10,558,049	(579,239)
ZAR	8,651,250	RBS	04/23/18	USD	734,240	(5,471)

Contracts to Deliver
ARS	24,920,280	BNP	07/02/18	USD	1,160,000	$(20,599)
ARS	43,437,866	BNP	09/14/18	USD	1,939,000	(42,363)
AUD	1,920,800	MSIP	04/23/18	USD	1,479,034	3,773
AUD	1,920,800	NIP	04/27/18	USD	1,474,731	(540)
BRL	4,497,299	GSI	04/03/18	USD	1,353,059	(9,160)
BRL	15,215,113	UBSA	04/03/18	USD	4,598,100	(10,515)
BRL	14,937,158	UBSA	04/03/18	USD	4,494,000	(30,423)
BRL	7,569,007	UBSA	04/03/18	USD	2,287,400	(5,231)
BRL	7,430,733	UBSA	04/03/18	USD	2,235,614	(15,135)
BRL	4,533,330	UBSA	04/03/18	USD	1,370,000	(3,133)
CAD	1,653,049	UBSA	04/09/18	USD	1,273,600	(9,654)
CLP	614,762,700	BBP	04/05/18	USD	1,019,000	1,003
COP	2,920,199,250	CBNA	04/09/18	USD	1,019,000	(26,033)
COP	1,817,202,161	CSI	04/09/18	USD	636,498	(13,813)
COP	1,097,749,767	CSI	04/09/18	USD	382,502	(10,343)
COP	2,844,538,500	UBSA	05/09/18	USD	1,019,000	1,600
COP	2,844,538,500	UBSA	05/09/18	USD	1,019,000	1,600
EUR	5,939,000	BOA	04/04/18	USD	7,278,856	(28,785)
EUR	2,289,000	BOA	04/05/18	USD	2,792,942	(23,754)
EUR	2,289,000	GSI	04/05/18	USD	2,802,335	(14,361)
EUR	821,000	GSI	04/20/18	USD	1,015,018	3,674

BHFTII-34

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	956,000	UBSA	05/02/18	USD	1,180,614	$1,959
EUR	2,289,000	NIP	05/04/18	USD	2,823,462	943
EUR	1,780,200	RBS	05/09/18	USD	2,204,576	8,665
EUR	278,371	JPMC	05/18/18	USD	344,234	638
EUR	441,257	NIP	05/21/18	USD	544,175	(590)
GBP	2,668,000	SCB	04/04/18	USD	3,711,735	(31,471)
GBP	950,000	BOA	06/20/18	USD	1,345,215	8,097
IDR	19,165,630,000	BNP	04/26/18	USD	1,385,000	(4,600)
IDR	86,464,452,000	DBAG	04/26/18	USD	6,276,000	6,915
IDR	20,063,650,000	UBSA	04/26/18	USD	1,450,000	(4,710)
JPY	70,982,594	BNP	05/07/18	USD	667,200	(1,158)
MXN	83,244,651	HSBC	04/23/18	USD	4,426,000	(138,935)
MXN	55,073,260	BBP	05/15/18	USD	2,907,000	(102,750)
MXN	78,364,545	BBP	05/22/18	USD	4,121,456	(156,439)
NOK	2,004,528	HSBC	06/20/18	USD	260,000	3,662
NZD	1,583,000	DBAG	06/20/18	USD	1,146,100	2,359
RUB	85,159,200	DBAG	04/05/18	USD	1,480,000	(6,171)
RUB	431,942,220	DBAG	04/12/18	USD	7,478,742	(53,276)
RUB	191,311,860	BNP	05/07/18	USD	3,340,000	13,112
RUB	56,715,750	BNP	05/07/18	USD	975,000	(11,279)
RUB	64,612,458	CBNA	05/07/18	USD	1,114,200	(9,402)
TRY	26,660,153	BNP	04/09/18	USD	6,983,851	240,267
TRY	26,660,153	BNP	04/09/18	USD	6,950,260	206,675
TRY	11,221,892	BNP	04/09/18	USD	2,907,000	68,465
TRY	7,699,086	GSI	04/09/18	USD	1,938,000	(9,454)
TRY	1,919,793	GSI	04/20/18	USD	477,500	(6,480)
TRY	50,124,431	BNP	06/25/18	USD	12,903,702	508,377
TRY	23,950,569	CBNA	06/25/18	USD	6,021,892	99,130
TRY	17,507,799	BNP	08/20/18	USD	4,309,612	53,241
TRY	13,485,522	CBNA	08/20/18	USD	3,346,865	68,361
TRY	10,504,679	CBNA	08/20/18	USD	2,605,650	51,828
TWD	46,823,630	BOA	05/07/18	USD	1,603,000	(6,602)
ZAR	8,619,243	GSI	04/23/18	USD	734,240	8,167
ZAR	17,119,143	JPMC	05/04/18	USD	1,440,860	991
ZAR	10,729,681	BNP	05/07/18	USD	882,942	(19,161)
ZAR	423,363	JPMC	05/07/18	USD	34,859	(736)
ZAR	100,675,663	DBAG	05/16/18	USD	8,461,775	7,462

Cross Currency Contracts to Buy
AUD	1,920,800	BOA	04/27/18	NZD	2,050,233	$(6,353)
AUD	2,570,080	CBNA	06/20/18	EUR	1,583,000	15,441
AUD	3,957,000	CBNA	06/20/18	NZD	4,219,587	(8,979)
AUD	2,751,000	CBNA	06/20/18	NZD	2,943,075	(13,120)
CAD	1,592,000	MSIP	04/05/18	MXN	23,578,634	(60,798)
CAD	1,592,000	GSI	05/04/18	MXN	22,684,307	(5,391)
CAD	1,583,000	CBNA	06/20/18	NOK	9,343,024	35,723
CNY	10,571,021	GSI	04/12/18	EUR	1,348,000	20,023
CNY	2,001,133	JPMC	04/12/18	EUR	255,000	4,014
EUR	885,000	DBAG	04/09/18	RUB	61,737,600	12,412
EUR	595,000	DBAG	04/09/18	RUB	41,507,200	8,345
EUR	801,500	RBS	04/12/18	CNY	6,268,195	(9,177)
EUR	648,400	BBP	04/27/18	BRL	2,657,532	(4,269)
EUR	1,664,000	BBP	05/07/18	JPY	216,537,468	13,411
EUR	1,036,000	BNP	05/07/18	RUB	74,343,360	(15,078)
EUR	1,583,000	JPMC	06/20/18	AUD	2,558,802	(6,778)
JPY	216,936,512	BOA	05/07/18	EUR	1,664,000	(9,653)

BHFTII-35

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
NOK	9,547,500	DBAG	06/20/18	CAD	1,583,000	$(9,575)
NZD	4,219,784	HSBC	06/20/18	AUD	3,957,000	9,122
RUB	105,346,400	BOA	04/09/18	EUR	1,480,000	15,902
SEK	34,647,492	JPMC	06/20/18	CHF	3,957,000	7,206
SEK	9,260,166	BOA	06/20/18	EUR	920,000	(23,069)
SEK	11,071,938	BOA	06/20/18	EUR	1,100,000	(27,583)
TRY	3,166,000	BNP	06/20/18	ZAR	9,276,380	8,651
ZAR	9,531,243	BNP	06/20/18	TRY	3,166,000	12,655

Net Unrealized Depreciation						$(1,157,479)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
90 Day Eurodollar Futures	03/18/19	118	USD	28,735,950	$23,451
U.S. Treasury Note 2 Year Futures	06/29/18	2,593	USD	551,296,112	139,894
U.S. Treasury Note 5 Year Futures	06/29/18	4,600	USD	526,520,315	301,635
U.S. Treasury Ultra Long Bond Futures	06/20/18	258	USD	41,400,938	1,368,590

Futures Contracts—Short
90 Day Eurodollar Futures	06/15/20	(163)	USD	(39,609,000)	$(59,293)
Euro-Bund Futures	06/07/18	(49)	EUR	(7,812,070)	(145,348)
U.S. Treasury Long Bond Futures	06/20/18	(616)	USD	(90,321,000)	(2,025,750)
U.S. Treasury Note 10 Year Futures	06/20/18	(2,289)	USD	(277,290,891)	(2,049,806)

Net Unrealized Depreciation					$(2,446,627)

Purchased Options

Call Options	Strike Rate	Counterparty	Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized (Depreciation)
5Y Constant Maturity Swap	0.490%	CBNA	04/23/18	2,309,855,000	USD	2,309,855,000	$646,759	$—	$(646,759)
5Y Constant Maturity Swap	0.392	CBNA	05/29/18	512,870,000	USD	512,870,000	194,891	19,469	(175,422)
5Y Constant Maturity Swap	0.440	CBNA	07/23/18	1,215,710,000	USD	1,215,710,000	607,855	92,965	(514,890)
5Y Constant Maturity Swap	0.339	CBNA	08/28/18	301,690,000	USD	301,690,000	197,607	81,188	(116,419)

Totals							$1,647,112	$193,622	$(1,453,490)

Foreign Currency Options	Strike Price		Counterparty	Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
EUR Call/TRY Put	TRY	4.350	MSIP	06/07/18	121,000	EUR	121,000	$17,641	$146	$(17,495)
SEK Call/EUR Put	SEK	10.100	DBAG	04/11/18	1,045,200	EUR	1,045,200	6,329	361	(5,968)
USD Call/AUD Put	USD	0.759	DBAG	05/10/18	18,068,000	AUD	18,068,000	76,005	94,115	18,110
USD Call/AUD Put	USD	0.760	JPMC	06/13/18	7,915,000	AUD	7,915,000	113,381	64,530	(48,851)
USD Call/AUD Put	USD	0.754	MSIP	06/25/18	12,144,000	AUD	12,144,000	77,053	87,023	9,970
USD Call/BRL Put	BRL	3.470	DBAG	04/12/18	1,708,000	USD	1,708,000	11,478	454	(11,024)
USD Call/BRL Put	BRL	3.470	GSI	04/12/18	1,708,000	USD	1,708,000	1,879	454	(1,425)
USD Call/BRL Put	BRL	3.350	GSI	04/19/18	1,143,700	USD	1,143,700	8,235	5,988	(2,247)
USD Call/BRL Put	BRL	3.350	BNP	05/17/18	3,220,000	USD	3,220,000	40,524	37,407	(3,117)
USD Call/CAD Put	CAD	1.310	DBAG	04/04/18	1,592,000	USD	1,592,000	5,763	193	(5,570)
USD Call/CAD Put	CAD	1.250	BOA	04/06/18	1,592,000	USD	1,592,000	16,912	48,782	31,870
USD Call/CAD Put	CAD	1.266	DBAG	04/10/18	72,324,000	USD	72,324,000	541,707	1,371,697	829,990

BHFTII-36

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Purchased Option—(Continued)

Foreign Currency Options	Strike Price		Counterparty	Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
USD Call/CAD Put	CAD	1.303	BOA	04/10/18	72,324,000	USD	72,324,000	$125,844	$108,631	$(17,213)
USD Call/CAD Put	CAD	1.320	DBAG	05/08/18	16,562,000	USD	16,562,000	76,848	42,730	(34,118)
USD Call/CAD Put	CAD	1.291	BNP	06/13/18	4,785,000	USD	4,785,000	70,148	58,530	(11,618)
USD Call/CAD Put	CAD	1.306	BOA	06/25/18	10,777,000	USD	10,777,000	75,514	96,874	21,360
USD Call/CHF Put	CHF	0.997	BOA	06/13/18	2,575,000	USD	2,575,000	24,141	2,444	(21,697)
USD Call/CNY Put	CNY	6.500	JPMC	06/08/18	1,628,000	USD	1,628,000	7,684	2,488	(5,196)
USD Call/EUR Put	USD	1.230	CBNA	04/18/18	1,642,000	EUR	1,642,000	14,533	11,274	(3,259)
USD Call/EUR Put	USD	1.206	DBAG	05/10/18	17,315,000	EUR	17,315,000	76,325	47,788	(28,537)
USD Call/EUR Put	USD	1.168	BOA	06/13/18	30,190,000	EUR	30,190,000	383,945	22,957	(360,988)
USD Call/EUR Put	USD	1.207	DBAG	06/25/18	9,715,000	EUR	9,715,000	76,402	56,243	(20,159)
USD Call/GBP Put	USD	1.351	DBAG	05/10/18	9,787,000	GBP	9,787,000	77,741	19,059	(58,682)
USD Call/GBP Put	USD	1.345	MSIP	06/25/18	6,983,000	GBP	6,983,000	77,936	34,143	(43,793)
USD Call/JPY Put	JPY	108.450	DBAG	05/10/18	16,562,000	USD	16,562,000	74,529	49,371	(25,158)
USD Call/JPY Put	JPY	113.400	DBAG	06/13/18	7,180,000	USD	7,180,000	93,771	3,001	(90,770)
USD Call/JPY Put	JPY	110.350	MSIP	06/25/18	12,295,000	USD	12,295,000	75,922	33,024	(42,898)
USD Call/MXN Put	MXN	20.000	DBAG	05/16/18	1,412,000	USD	1,412,000	39,762	1,456	(38,306)
USD Call/MXN Put	MXN	20.000	JPMC	07/19/18	1,412,000	USD	1,412,000	67,458	16,703	(50,755)
USD Call/SEK Put	SEK	8.526	CBNA	06/13/18	2,395,000	USD	2,395,000	36,346	15,124	(21,222)
USD Call/TWD Put	TWD	29.300	JPMC	04/17/18	1,628,000	USD	1,628,000	5,104	2,025	(3,079)
USD Put/BRL Call	BRL	3.275	DBAG	04/12/18	1,708,000	USD	1,708,000	30,881	7,406	(23,475)
USD Put/CAD Call	CAD	1.265	CBNA	04/11/18	1,592,000	USD	1,592,000	4,824	748	(4,076)
USD Put/CAD Call	CAD	1.290	DBAG	04/20/18	1,592,000	USD	1,592,000	6,766	12,413	5,647
USD Put/IDR Call	IDR	13,400.000	JPMC	04/12/18	1,668,000	USD	1,668,000	15,805	37	(15,768)
USD Put/MXN Call	MXN	18.500	DBAG	04/13/18	1,817,000	USD	1,817,000	12,792	32,851	20,059
USD Put/MXN Call	MXN	18.550	BBP	05/21/18	2,000,000	USD	2,000,000	27,640	47,578	19,938
USD Put/MXN Call	MXN	18.500	DBAG	08/13/18	4,000,000	USD	4,000,000	98,600	130,848	32,248
USD Put/MXN Call	MXN	18.500	DBAG	08/16/18	4,000,000	USD	4,000,000	86,840	130,644	43,804
USD Put/SEK Call	SEK	8.160	DBAG	04/11/18	1,045,200	USD	1,045,200	7,431	405	(7,026)
USD Put/TRY Call	TRY	3.900	DBAG	04/04/18	2,090,400	USD	2,090,400	7,316	1,927	(5,389)
USD Put/TRY Call	TRY	3.980	DBAG	04/27/18	2,090,400	USD	2,090,400	13,817	26,205	12,388
USD Put/TRY Call	TRY	3.650	MSIP	04/27/18	17,779,530	USD	17,779,530	24,536	356	(24,180)
USD Put/TRY Call	TRY	3.650	CBNA	04/30/18	2,090,400	USD	2,090,400	9,762	15	(9,747)
USD Put/TRY Call	TRY	3.910	GSI	05/18/18	1,446,500	USD	1,446,500	12,396	9,117	(3,279)
USD Put/TRY Call	TRY	3.990	DBAG	06/27/18	1,446,500	USD	1,446,500	15,998	22,588	6,590
USD Put/ZAR Call	ZAR	11.800	BNP	04/19/18	1,835,600	USD	1,835,600	10,445	14,527	4,082

Totals								$2,782,709	$2,772,680	$(10,029)

Forward Volatility Agreements	Currency Price	Strike Volatility	Counterparty	Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation
USD Put/JPY Call	USD	8.900	DBAG	02/26/19	12,736,000	USD	12,736,000	$—	$9,832	$9,832
USD Put/JPY Call	USD	8.900	DBAG	02/26/19	6,399,000	USD	6,399,000	—	4,940	4,940

Totals								$—	$14,772	$14,772

Written Options

Foreign Currency Written Options	Strike Price		Counterparty	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
AUD Call/USD Put	USD	0.790	MSCS	04/23/18	(1,920,800)	AUD	(1,920,800)	$(14,956)	$(1,112)	$13,844
CAD Call/MXN Put	MXN	14.800	DBAG	05/03/18	(1,592,000)	CAD	(1,592,000)	(23,115)	(2,325)	20,790
CAD Call/USD Put	USD	1.210	DBAG	04/13/18	(1,817,000)	USD	(1,817,000)	(6,069)	—	6,069
EUR Call/BRL Put	BRL	4.130	MSCS	04/12/18	(1,708,000)	EUR	(1,708,000)	(32,215)	(7,238)	24,977
EUR Call/BRL Put	BRL	4.170	BNP	05/25/18	(810,500)	EUR	(810,500)	(17,183)	(9,642)	7,541
EUR Call/RUB Put	RUB	70.000	DBAG	05/03/18	(1,480,000)	EUR	(1,480,000)	(29,620)	(33,728)	(4,108)
EUR Call/USD Put	USD	1.300	CBNA	04/18/18	(1,642,000)	EUR	(1,642,000)	(4,408)	(6)	4,402
RUB Call/USD Put	RUB	57.000	DBAG	04/11/18	(1,200,000)	USD	(1,200,000)	(13,440)	(3,831)	9,609
USD Call/ JPY Put	JPY	119.000	DBAG	06/13/18	(7,180,000)	USD	(7,180,000)	(18,884)	(72)	18,812
USD Call/AUD Put	USD	0.775	MSCS	04/23/18	(1,920,800)	AUD	(1,920,800)	(15,431)	(19,991)	(4,560)

BHFTII-37

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Written Options—(Continued)

Foreign Currency Written Options	Strike Price		Counterparty	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
USD Call/AUD Put	USD	0.721	JPMC	06/13/18	(7,915,000)	AUD	(7,915,000)	$(34,689)	$(9,988)	$24,701
USD Call/CAD Put	CAD	1.303	DBAG	04/10/18	(72,324,000)	USD	(72,324,000)	(151,880)	(108,631)	43,249
USD Call/CAD Put	CAD	1.266	BOA	04/10/18	(72,324,000)	USD	(72,324,000)	(418,033)	(1,371,697)	(953,664)
USD Call/CAD Put	CAD	1.355	BNP	06/13/18	(4,785,000)	USD	(4,785,000)	(20,049)	(7,914)	12,135
USD Call/CHF Put	CHF	1.047	BOA	06/13/18	(2,575,000)	USD	(2,575,000)	(4,836)	(75)	4,761
USD Call/EUR Put	USD	1.109	BOA	06/13/18	(30,190,000)	EUR	(30,190,000)	(76,860)	(446)	76,414
USD Call/IDR Put	IDR	13,550.000	JPMC	04/12/18	(1,668,000)	USD	(1,668,000)	(12,123)	(23,567)	(11,444)
USD Call/MXN Put	MXN	22.500	JPMC	07/19/18	(1,412,000)	USD	(1,412,000)	(23,863)	(3,310)	20,553
USD Call/MXN Put	MXN	21.000	DBAG	08/13/18	(4,000,000)	USD	(4,000,000)	(46,840)	(31,100)	15,740
USD Call/MXN Put	MXN	21.000	DBAG	08/16/18	(4,000,000)	USD	(4,000,000)	(53,000)	(32,356)	20,644
USD Call/SEK Put	SEK	8.948	CBNA	06/13/18	(2,395,000)	USD	(2,395,000)	(11,910)	(2,225)	9,685
USD Call/ZAR Put	ZAR	12.050	BNP	05/03/18	(1,835,600)	USD	(1,835,600)	(38,548)	(19,393)	19,155

Totals								$(1,067,952)	$(1,688,647)	$(620,695)

Interest Rate Swaptions	Strike Rate	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - OTC - 2-Year Interest Rate Swap	2.945%	BOA	3M LIBOR	Receive	03/23/20	(212,470,000)	USD	(212,470,000)	$(1,564,310)	$(1,872,201)	$(307,891)
Call - OTC - 2-Year Interest Rate Swap	3.017%	BOA	3M LIBOR	Receive	03/23/20	(212,470,000)	USD	(212,470,000)	(1,598,837)	(2,035,972)	(437,135)
Put - OTC - 2-Year Interest Rate Swap	2.945%	BOA	3M LIBOR	Pay	03/23/20	(212,470,000)	USD	(212,470,000)	(1,564,310)	(1,320,565)	243,745
Put - OTC - 2-Year Interest Rate Swap	3.017%	BOA	3M LIBOR	Pay	03/23/20	(212,470,000)	USD	(212,470,000)	(1,598,838)	(1,200,264)	398,574

Totals									$(6,326,295)	$(6,429,002)	$(102,707)

Swap Agreements

OTC Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)(1)
Pay	1-Day CDI	Annually	9.850%	Annually	01/02/23	CBNA	BRL	7,276,665	$84,054	$—	$84,054
Pay	1-Day CDI	Annually	7.700%	Annually	01/02/20	BOA	BRL	22,070,972	74,795	—	74,795
Pay	1-Day CDI	Annually	7.780%	Annually	01/02/20	CBNA	BRL	33,157,968	124,975	—	124,975
Pay	1-Day CDI	Annually	7.820%	Annually	01/02/20	CBNA	BRL	16,027,961	63,370	—	63,370
Pay	1-Day CDI	Annually	9.135%	Annually	01/04/21	BOA	BRL	13,830,445	138,160	—	138,160
Pay	1-Day CDI	Annually	9.250%	Annually	01/02/19	CBNA	BRL	31,034,582	255,801	—	255,801
Pay	1-Day CDI	Annually	9.275%	Annually	01/02/19	JPMC	BRL	29,461,321	245,416	—	245,416
Pay	28-Day TIIE	Monthly	6.270%	Monthly	12/05/25	BOA	MXN	2,209,451	(9,280)	—	(9,280)
Pay	28-Day TIIE	Monthly	6.325%	Monthly	07/17/25	CGM	MXN	19,973,500	(75,637)	—	(75,637)
Pay	28-Day TIIE	Monthly	6.330%	Monthly	08/06/25	CGM	MXN	59,593,000	(226,658)	—	(226,658)
Pay	28-Day TIIE	Monthly	6.980%	Monthly	11/28/18	JPMC	MXN	92,466,976	(31,429)	—	(31,429)
Pay	28-Day TIIE	Monthly	6.980%	Monthly	11/28/18	CGM	MXN	163,000,000	(55,403)	—	(55,403)
Pay	28-Day TIIE	Monthly	7.060%	Monthly	11/21/18	JPMC	MXN	114,610,942	(34,680)	—	(34,680)
Pay	28-Day TIIE	Monthly	7.070%	Monthly	11/21/18	CGM	MXN	95,509,119	(28,563)	—	(28,563)
Receive	1-Day CDI	Maturity	7.020%	Maturity	01/02/19	BOA	BRL	49,197,943	(90,936)	—	(90,936)
Receive	1-Day CDI	Annually	7.750%	Annually	01/02/19	BOA	BRL	31,153,750	(118,272)	—	(118,272)
Receive	1-Day CDI	Annually	8.000%	Annually	01/02/19	CBNA	BRL	31,040,217	(142,742)	—	(142,742)
Receive	28-Day TIIE	Monthly	4.700%	Monthly	12/06/18	BOA	MXN	8,147,763	9,805	—	9,805
Receive	28-Day TIIE	Monthly	4.760%	Monthly	12/06/18	CGM	MXN	8,147,763	9,623	—	9,623
Receive	28-Day TIIE	Monthly	4.770%	Monthly	12/05/18	CGM	MXN	8,147,763	9,556	—	9,556
Receive	28-Day TIIE	Monthly	4.850%	Monthly	11/01/18	BOA	MXN	22,482,829	22,329	—	22,329
Receive	28-Day TIIE	Monthly	6.307%	Monthly	08/11/25	DBAG	MXN	74,533,884	289,531	—	289,531
Receive	28-Day TIIE	Monthly	6.310%	Monthly	08/11/25	BOA	MXN	20,079,000	77,818	—	77,818

BHFTII-38

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

OTC Interest Rate Swaps —(Continued)

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)(1)
Receive	28-Day TIIE	Monthly	6.310%	Monthly	08/11/25	BOA	MXN	20,079,000	$77,818	$—	$77,818
Receive	3M IBR	Quarterly	5.418%	Quarterly	02/13/23	CBNA	COP	4,958,910,775	(16,066)	—	(16,066)
Receive	3M LIBOR	Quarterly	5.360%	Quarterly	02/12/23	CBNA	COP	4,958,910,776	(12,267)	—	(12,267)
Receive	3M LIBOR	Quarterly	5.400%	Quarterly	02/14/23	JPMC	COP	5,051,312,841	(14,904)	—	(14,904)
Receive	3M LIBOR	Quarterly	5.400%	Quarterly	02/23/23	CBNA	COP	9,948,622,241	(28,720)	—	(28,720)
Receive	3M LIBOR	Quarterly	5.410%	Quarterly	02/15/23	JPMC	COP	5,051,312,841	(15,661)	—	(15,661)
Receive	3M LIBOR	Quarterly	5.450%	Quarterly	03/08/23	CBNA	COP	9,631,438,510	(34,565)	—	(34,565)
Receive	3M LIBOR	Quarterly	5.450%	Quarterly	03/12/23	CBNA	COP	3,717,133,300	(13,216)	—	(13,216)
Receive	3M LIBOR	Quarterly	5.470%	Quarterly	03/09/23	CBNA	COP	963,143,851	(3,756)	—	(3,756)

Totals									$530,296	$—	$530,296

OTC Total Return Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount	Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation(1)
Pay	3M LIBOR	Quarterly	2.202%	Annually	09/20/18	GSI	iBoxx USD Liquid High Yield Index	USD 38,860,000	$105,451	$—	$105,451

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	12M UKRPI	Maturity	3.316%	Maturity	03/15/28	GBP	5,640,000	$(10,646)	$324	$(10,970)
Pay	12M UKRPI	Maturity	3.328%	Maturity	03/15/28	GBP	5,750,000	717	328	389
Pay	12M UKRPI	Maturity	3.358%	Maturity	02/15/28	GBP	6,020,000	71,292	343	70,949
Pay	12M UKRPI	Maturity	3.386%	Maturity	01/15/28	GBP	5,510,000	50,885	318	50,567
Pay	12M UKRPI	Maturity	3.460%	Maturity	10/15/26	GBP	8,872,130	183,533	—	183,533
Pay	28-Day TIIE	Monthly	6.320%	Monthly	07/17/25	MXN	40,086,000	(152,438)	—	(152,438)
Pay	28-Day TIIE	Monthly	7.160%	Monthly	04/29/20	MXN	257,080,000	(110,936)	225	(111,161)
Pay	28-Day TIIE	Monthly	7.320%	Monthly	02/20/20	MXN	267,852,955	$(73,221)	—	(73,221)
Pay	28-Day TIIE	Monthly	7.470%	Monthly	03/07/22	MXN	45,626,378	6,871	—	6,871
Pay	28-Day TIIE	Monthly	7.480%	Monthly	03/07/22	MXN	45,627,440	7,743	—	7,743
Pay	28-Day TIIE	Monthly	7.658%	Monthly	02/22/21	MXN	264,063,000	87,815	239	87,576
Pay	28-Day TIIE	Monthly	7.810%	Monthly	06/07/18	MXN	211,800,000	(1,622)	169	(1,791)
Pay	28-Day TIIE	Monthly	7.850%	Monthly	06/12/18	MXN	211,800,000	(873)	165	(1,038)
Pay	3M LIBOR	Quarterly	2.131%	Semi-Annually	08/25/25	USD	1,285,000	(54,934)	—	(54,934)
Receive	28-Day TIIE	Monthly	7.105%	Monthly	10/14/22	MXN	48,327,742	29,708	46	29,662
Receive	28-Day TIIE	Monthly	7.110%	Monthly	10/14/22	MXN	36,666,258	22,143	35	22,108
Receive	28-Day TIIE	Monthly	7.130%	Monthly	10/07/22	MXN	36,514,549	20,394	35	20,359
Receive	28-Day TIIE	Monthly	7.140%	Monthly	10/10/22	MXN	14,763,855	7,939	14	7,925
Receive	28-Day TIIE	Monthly	7.361%	Monthly	01/28/19	MXN	300,263,934	70,795	—	70,795
Receive	3M LIBOR	Semi-Annually	2.272%	Quarterly	09/11/25	USD	955,000	31,979	—	31,979
Receive	3M LIBOR	Semi-Annually	2.889%	Quarterly	03/19/28	USD	280,000	(1,901)	6	(1,907)
Receive	3M LIBOR	Semi-Annually	2.938%	Quarterly	03/14/28	USD	610,000	(6,821)	13	(6,834)
Receive	3M JIBAR	Quarterly	7.640%	Quarterly	03/06/28	ZAR	31,075,900	(1,529)	59	(1,588)
Receive	3M JIBAR	Quarterly	7.660%	Quarterly	03/06/28	ZAR	31,549,550	(5,289)	59	(5,348)
Receive	6M LIBOR	Semi-Annually	1.505%	Semi-Annually	01/25/28	GBP	7,370,000	(17,570)	492	(18,062)
Receive	6M LIBOR	Semi-Annually	1.506%	Semi-Annually	03/28/28	GBP	7,360,000	(8,043)	426	(8,469)
Receive	6M LIBOR	Semi-Annually	1.581%	Semi-Annually	03/20/28	GBP	7,380,000	(86,323)	470	(86,793)
Receive	6M WIBOR	Annually	2.955%	Semi-Annually	03/06/28	PLN	7,428,000	(17,919)	(45)	(17,874)
Receive	6M WIBOR	Annually	3.005%	Semi-Annually	06/20/28	PLN	7,357,000	(17,762)	49	(17,811)

Totals								$23,987	$3,770	$20,217

BHFTII-39

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Centrally Cleared Credit Default Swaps on Credit Indices—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(b)	Notional Amount(c)		Market Value	Upfront Premiums (Received)	Unrealized Appreciation
CDX.NA.IG.30.V1	1.000%	Quarterly	06/20/23	0.656%	USD	26,657,000	$(439,972)	$(468,714)	$28,742

OTC Credit Default Swaps on Sovereign Issues—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2018(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Argentina Government International Bond 7.500%, due 04/22/26	(5.000%)	Quarterly	06/20/23	GSC	2.752%	USD	3,810,000	$(394,394)	$(385,477)	$(8,917)
Bahrain Government International Bond 5.500%, due 03/31/20	(1.000%)	Quarterly	06/20/23	JPMC	2.796%	USD	230,000	18,926	16,533	2,393
Brazil Government International Bond 4.250%, due 01/07/25	(1.000%)	Quarterly	06/20/23	BBP	1.626%	USD	1,379,000	40,958	42,365	(1,407)
Brazil Government International Bond 4.250%, due 01/07/25	(1.000%)	Quarterly	06/20/23	CBNA	1.626%	USD	1,450,000	43,067	43,360	(293)
Brazil Government International Bond 4.250%, due 01/07/25	(1.000%)	Quarterly	06/20/23	DBAG	1.626%	USD	1,105,000	32,820	31,879	941
Mexico Government International Bond 7.500%, due 04/08/33	(1.000%)	Quarterly	06/20/20	JPMC	0.483%	USD	3,824,276	(43,012)	33,406	(76,418)
Mexico Government International Bond 7.500%, due 04/08/33	(1.000%)	Quarterly	09/20/20	BOA	0.531%	USD	3,824,276	$(43,240)	50,241	(93,481)
Mexico Government International Bond 4.150%, due 03/28/27	(1.000%)	Quarterly	06/20/23	BBP	1.086%	USD	2,101,000	8,693	17,666	(8,973)
Mexico Government International Bond 4.150%, due 03/28/27	(1.000%)	Quarterly	06/20/23	BBP	1.086%	USD	999,000	4,134	8,625	(4,491)
Mexico Government International Bond 4.150%, due 03/28/27	(1.000%)	Quarterly	06/20/23	CBNA	1.086%	USD	2,429,000	10,051	21,192	(11,141)
Mexico Government International Bond 4.150%, due 03/28/27	(1.000%)	Quarterly	06/20/23	CBNA	1.086%	USD	1,940,000	8,027	16,834	(8,807)
Philippines Government International Bond 10.625%, due 03/16/25	(1.000%)	Quarterly	06/20/23	JPMC	0.741%	USD	6,851,071	(85,772)	(85,727)	(45)
South Africa Government International Bond 5.500%, due 03/09/20	(1.000%)	Quarterly	06/20/23	MSCS	1.512%	USD	2,922,810	71,339	79,636	(8,297)

Totals								$(328,403)	$(109,467)	$(218,936)

OTC Credit Default Swaps on Sovereign Issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2018(b)	Notional Amount(c)		Market Value	Upfront Premium (Received)	Unrealized Appreciation
Mexico Government International Bond 7.500%, due 04/08/33	1.000%	Quarterly	06/20/20	BOA	0.483%	USD	3,824,276	$43,012	$(38,756)	$81,768
Mexico Government International Bond 7.500%, due 04/08/33	1.000%	Quarterly	09/20/20	JPMC	0.531%	USD	3,824,276	43,240	(43,741)	86,981

Totals								$86,252	$(82,497)	$168,749

BHFTII-40

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

OTC Credit Default Swaps on Credit Indices—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2018(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CMBX.NA.AAA.V9	(0.500%)	Monthly	09/17/58	MSCS	0.000%	USD	1,960,000	$953	$26,423	$(25,470)
CMBX.NA.AAA.V6	(0.500%)	Monthly	05/11/63	DBAG	0.000%	USD	1,670,000	(12,414)	242	(12,656)
CMBX.NA.AAA.V6	(0.500%)	Monthly	05/11/63	DBAG	0.000%	USD	2,340,000	(17,395)	(883)	(16,512)
CMBX.NA.AAA.V6	(0.500%)	Monthly	05/11/63	DBAG	0.000%	USD	2,680,000	(19,923)	744	(20,667)
CMBX.NA.AAA.V9	(0.500%)	Monthly	09/17/58	GSI	0.000%	USD	1,610,000	783	19,805	(19,022)
CMBX.NA.AAA.V9	(0.500%)	Monthly	09/17/58	DBAG	0.000%	USD	1,280,000	623	15,972	(15,349)
CMBX.NA.AAA.V9	(0.500%)	Monthly	09/17/58	MSIP	0.000%	USD	1,090,000	530	13,409	(12,879)
CMBX.NA.AAA.V9	(0.500%)	Monthly	09/17/58	MSIP	0.000%	USD	900,000	438	11,071	(10,633)
CMBX.NA.BBB-.V6	(3.000%)	Monthly	05/11/63	JPMC	0.000%	USD	340,000	50,092	34,298	15,794

Totals								$3,687	$121,081	$(117,394)

OTC Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2018(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CMBX.NA.A.6	2.000%	Monthly	05/11/63	MSCS	0.000%	USD	280,000	$(12,362)	$(12,115)	$(247)
CMBX.NA.A.6	2.000%	Monthly	05/11/63	MSCS	0.000%	USD	490,000	(21,633)	(21,603)	(30)
CMBX.NA.AA.6	1.500%	Monthly	05/11/63	MSCS	0.000%	USD	850,000	(3,429)	1,769	(5,198)
CMBX.NA.BBB-.8	5.990%	Monthly	10/17/57	JPMC	0.000%	USD	345,000	(52,656)	(52,452)	(204)
CMBX.NA.A.9	2.000%	Monthly	09/17/58	JPMC	0.000%	USD	250,000	(10,687)	(8,068)	(2,619)
CMBX.NA.A.9	2.000%	Monthly	09/17/58	JPMC	0.000%	USD	292,000	(12,482)	(9,083)	(3,399)
CMBX.NA.A.9	2.000%	Monthly	09/17/58	JPMC	0.000%	USD	480,000	(20,518)	(13,545)	(6,973)
CMBX.NA.A.9	2.000%	Monthly	09/17/58	MSCS	0.000%	USD	280,000	(11,969)	(6,094)	(5,875)
CMBX.NA.A.9	2.000%	Monthly	09/17/58	MSCS	0.000%	USD	280,000	(11,969)	(5,893)	(6,076)
CMBX.NA.BBB-.9	3.000%	Monthly	09/17/58	MSCS	0.000%	USD	320,000	(41,462)	(32,777)	(8,685)
CMBX.NA.BBB-.9	3.000%	Monthly	09/17/58	MSCS	0.000%	USD	280,000	(36,280)	(34,918)	(1,362)
CMBX.NA.BBB-.9	3.000%	Monthly	09/17/58	MSCS	0.000%	USD	290,000	(37,575)	(37,644)	69
CMBX.NA.A.V10	2.000%	Monthly	11/17/59	DBAG	0.000%	USD	660,000	(30,006)	(30,601)	595
CMBX.NA.A.V10	2.000%	Monthly	11/17/59	DBAG	0.000%	USD	1,310,000	(59,558)	(59,736)	178
CMBX.NA.A.V8	2.000%	Monthly	10/17/57	GSC	0.000%	USD	670,000	(30,862)	(38,377)	7,515
CMBX.NA.A.V8	2.000%	Monthly	10/17/57	MSCS	0.000%	USD	190,000	(8,752)	(22,074)	13,322
CMBX.NA.A.V9	2.000%	Monthly	09/17/58	MSCS	0.000%	USD	710,000	(30,350)	(36,483)	6,133
CMBX.NA.A.V9	2.000%	Monthly	09/17/58	GSI	0.000%	USD	146,000	(6,241)	(4,744)	(1,497)
CMBX.NA.A.V9	2.000%	Monthly	09/17/58	GSI	0.000%	USD	200,000	(8,549)	(10,432)	1,883
CMBX.NA.A.V9	2.000%	Monthly	09/17/58	JPMC	0.000%	USD	1,830,000	(78,225)	(98,204)	19,979
CMBX.NA.A.V9	2.000%	Monthly	09/17/58	MSIP	0.000%	USD	532,000	(22,741)	(12,189)	(10,552)
CMBX.NA.A.V9	2.000%	Monthly	09/17/58	MSIP	0.000%	USD	582,000	(24,878)	(31,957)	7,079
CMBX.NA.AAA.V7	0.500%	Monthly	01/17/47	GSI	0.000%	USD	5,000,000	33,951	(156,398)	190,349
CMBX.NA.AM.V4	0.500%	Monthly	02/17/51	DBAG	0.000%	USD	2,370,000	(14,072)	(359,977)	345,905
CMBX.NA.BBB-.V10	3.000%	Monthly	11/17/59	JPMC	0.000%	USD	40,000	(4,445)	(3,575)	(870)
CMBX.NA.BBB-.V6	3.000%	Monthly	05/11/63	GSI	0.000%	USD	340,000	(50,092)	(28,925)	(21,167)
CMBX.NA.BBB-.V9	3.000%	Monthly	09/17/58	GSI	0.000%	USD	303,000	(39,260)	(32,194)	(7,066)
CMBX.NA.BBB-.V9	3.000%	Monthly	09/17/58	MSIP	0.000%	USD	500,000	(64,785)	(53,964)	(10,821)

Totals								$(711,887)	$(1,212,253)	$500,366

BHFTII-41

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(1)	There is no upfront payment premium paid or (received) therefore Market Value equals Unrealized Appreciation/(Depreciation).

Securities in the amount of $91,689 have been received at the custodian bank as collateral for OTC swap contracts.

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank plc
(BNP)—	BNP Paribas S.A.
(BOA)—	Bank of America N.A.
(CBNA)—	Citibank N.A.
(CSI)—	Credit Suisse International
(DBAG)—	Deutsche Bank AG
(GSI)—	Goldman Sachs International
(HSBC)—	HSBC Bank plc
(JPMC)—	JPMorgan Chase Bank N.A.
(MSCS)—	Morgan Stanley Capital Services, LLC
(MSIP)—	Morgan Stanley & Co. International plc
(NIP)—	Nomura International plc
(RBS)—	Royal Bank of Scotland plc
(SCB)—	Standard Chartered Bank
(UBSA)—	UBS AG

Currencies

(ARS)—	Argentine Peso
(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(CLP)—	Chilean Peso
(CNY)—	Chinese Yuan
(COP)—	Colombian Peso
(EUR)—	Euro
(GBP)—	British Pound
(IDR)—	Indonesian Rupiah
(JPY)—	Japanese Yen
(MXN)—	Mexican Peso
(NOK)—	Norwegian Krone
(NZD)—	New Zealand Dollar
(PLN)—	Polish Zloty
(RUB)—	Russian Ruble
(SEK)—	Swedish Krona
(TRY)—	Turkish Lira
(TWD)—	Taiwanese Dollar
(USD)—	United States Dollar
(ZAR)—	South African Rand

Index Abbreviations

(BADLAR)—	Buenos Aires Deposits of Large Amount Rate Index
(CDI)—	Brazil Interbank Deposit Rate
(CDX.NA.IG)—	Markit North America Investment Grade CDS Index
(CMBX)—	Commercial Mortgage-Backed Index
(CMBX.NA.A)—	Markit North America A Rated CMBS Index
(CMBX.NA.AAA)—	Markit North America AAA Rated CMBS Index
(CMBX.NA.AM)—	Markit North America Mezzanine AAA Rated CMBS Index
(CMBX.NA.BBB-)—	Markit North America BBB- Rated CMBS Index
(IBR)—	Colombia Overnight Interbank Rate
(ICE)—	Intercontinental Exchange, Inc.
(JIBAR)—	Johannesburg Interbank Average Rate
(LIBOR)—	London Interbank Offered Rate
(MTA)—	Monthly Treasury Average Index
(TIIE)—	Mexican Interbank Equilibrium Interest Rate
(UKRPI)—	United Kingdom Retail Price Index
(WIBOR)—	Warsaw Interbank Offered Rate

Other Abbreviations

(ACES)—	Alternative Credit Enhancement Securities
(CDO)—	Collateralized Debt Obligation
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation

BHFTII-42

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2018:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,748,698,747	$—	$1,748,698,747
Total Corporate Bonds & Notes*	—	1,094,858,422	—	1,094,858,422
Asset-Backed Securities
Asset-Backed - Credit Card	—	1,612,628	—	1,612,628
Asset-Backed - Home Equity	—	36,555,998	—	36,555,998
Asset-Backed - Manufactured Housing	—	17,494,918	—	17,494,918
Asset-Backed - Other	—	435,089,153	0	435,089,153
Asset-Backed - Student Loan	—	19,286,894	—	19,286,894
Total Asset-Backed Securities	—	510,039,591	0	510,039,591
Total Mortgage-Backed Securities*	—	233,206,753	—	233,206,753
Total Municipals	—	176,117,102	—	176,117,102
Total Foreign Government*	—	161,538,918	—	161,538,918
Floating Rate Loans
Aerospace/Defense	—	1,917,701	—	1,917,701
Building Materials	—	4,963,997	—	4,963,997
Distribution/Wholesale	—	1,546,392	12,256,830	13,803,222
Distributors	—	561,747	—	561,747
Diversified Financial Services	—	13,915,222	—	13,915,222
Environmental Control	—	2,313,341	—	2,313,341
Lodging	—	5,000,000	—	5,000,000
Packaging & Containers	—	1,082,629	—	1,082,629
Real Estate Investment Trusts	—	2,690,656	—	2,690,656
Software	—	2,693,498	—	2,693,498
Telecommunications	—	2,695,432	—	2,695,432
Total Floating Rate Loans	—	39,380,615	12,256,830	51,637,445
Total Preferred Stock*	7,948,697	—	—	7,948,697
Total Escrow Shares*	—	—	1	1
Total Short-Term Investment*	—	79,330,144	—	79,330,144
Total Securities Lending Reinvestments*	—	129,187,176	—	129,187,176
Total Purchased Options	—	2,981,074	—	2,981,074
Total Investments	$7,948,697	$4,175,338,542	$12,256,831	$4,195,544,070

TBA Forward Sales Commitments	$—	$(171,497,032)	$—	$(171,497,032)
Collateral for Securities Loaned (Liability)	$—	$(129,182,408)	$—	$(129,182,408)

BHFTII-43

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$1,974,497	$—	$1,974,497
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(3,131,976)	—	(3,131,976)
Total Forward Contracts	$—	$(1,157,479)	$—	$(1,157,479)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$1,833,570	$—	$—	$1,833,570
Futures Contracts (Unrealized Depreciation)	(4,280,197)	—	—	(4,280,197)
Total Futures Contracts	$(2,446,627)	$—	$—	$(2,446,627)
Written Options
Foreign Currency Written Options at Value	$—	$(1,688,647)	$—	$(1,688,647)
Interest Rate Swaptions at Value	—	(6,429,002)	—	(6,429,002)
Total Written Options	$—	$(8,117,649)	$—	$(8,117,649)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$619,198	$—	$619,198
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(570,239)	—	(570,239)
Total Centrally Cleared Swap Contracts	$—	$48,959	$—	$48,959
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$2,000,139	$—	$2,000,139
OTC Swap Contracts at Value (Liabilities)	—	(2,314,743)	—	(2,314,743)
Total OTC Swap Contracts	$—	$(314,604)	$—	$(314,604)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2018 is not presented.

BHFTII-44

Brighthouse Funds Trust II

BlackRock Capital Appreciation Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—98.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.0%
TransDigm Group, Inc. (a)	59,748	$18,339,051

Automobiles—0.6%
Tesla, Inc. (a) (b)	41,378	11,011,927

Banks—3.5%
Bank of America Corp.	1,549,942	46,482,760
First Republic Bank (a)	190,462	17,638,686

		64,121,446

Beverages—3.4%
Constellation Brands, Inc. - Class A	199,005	45,357,220
Dr Pepper Snapple Group, Inc.	142,354	16,851,866

		62,209,086

Biotechnology—2.0%
Alexion Pharmaceuticals, Inc. (b)	176,922	19,719,726
Vertex Pharmaceuticals, Inc. (b)	106,876	17,418,651

		37,138,377

Capital Markets—1.5%
S&P Global, Inc.	141,408	27,017,413

Chemicals—2.1%
DowDuPont, Inc.	229,870	14,645,018
Sherwin-Williams Co. (The)	59,043	23,151,941

		37,796,959

Construction Materials—1.3%
Vulcan Materials Co.	202,604	23,131,299

Diversified Financial Services—1.7%
Berkshire Hathaway, Inc. - Class B (b)	156,328	31,184,309

Diversified Telecommunication Services—0.4%
Zayo Group Holdings, Inc. (b)	219,194	7,487,667

Electrical Equipment—0.5%
Rockwell Automation, Inc.	52,973	9,227,897

Electronic Equipment, Instruments & Components—0.6%
Flex, Ltd. (b)	644,188	10,519,590

Health Care Equipment & Supplies—3.2%
Becton Dickinson & Co.	123,888	26,846,530
Boston Scientific Corp. (b)	1,151,166	31,449,855

		58,296,385

Health Care Providers & Services—4.3%
UnitedHealth Group, Inc.	369,900	79,158,600

Hotels, Restaurants & Leisure—1.1%
Domino’s Pizza, Inc. (a)	88,009	20,555,382

Household Durables—0.7%
Mohawk Industries, Inc. (b)	57,534	13,360,545

Industrial Conglomerates—2.0%
Honeywell International, Inc.	119,802	17,312,587
Roper Technologies, Inc.	67,258	18,878,648

		36,191,235

Internet & Direct Marketing Retail—15.2%
Amazon.com, Inc. (b)	105,776	153,093,836
Booking Holdings, Inc. (b)	32,671	67,968,422
Netflix, Inc. (b)	199,958	59,057,595

		280,119,853

Internet Software & Services—13.5%
Alibaba Group Holding, Ltd. (ADR) (a) (b)	74,876	13,742,741
Alphabet, Inc. - Class A (b)	88,824	92,122,923
Facebook, Inc. - Class A (b)	327,762	52,373,090
MercadoLibre, Inc.	73,849	26,319,045
Tencent Holdings, Ltd.	1,204,000	64,090,390

		248,648,189

IT Services—8.0%
MasterCard, Inc. - Class A	186,874	32,732,850
PayPal Holdings, Inc. (b)	387,574	29,405,239
Visa, Inc. - Class A	714,358	85,451,504

		147,589,593

Life Sciences Tools & Services—1.5%
Illumina, Inc. (b)	114,025	26,957,791

Machinery—0.6%
Caterpillar, Inc.	80,115	11,807,349

Pharmaceuticals—1.0%
Zoetis, Inc.	220,816	18,440,344

Professional Services—2.5%
CoStar Group, Inc. (a) (b)	60,106	21,799,244
Equifax, Inc.	209,687	24,703,226

		46,502,470

Road & Rail—2.1%
Union Pacific Corp.	285,888	38,431,924

Semiconductors & Semiconductor Equipment—5.6%
Applied Materials, Inc.	363,369	20,206,950
ASML Holding NV (a)	147,477	29,283,033
Broadcom, Ltd.	92,289	21,747,903
NVIDIA Corp. (a)	132,546	30,696,328

		101,934,214

Software—13.9%
Activision Blizzard, Inc.	222,675	15,021,656
Adobe Systems, Inc. (b)	188,390	40,707,311

BHFTII-45

Brighthouse Funds Trust II

BlackRock Capital Appreciation Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Software—(Continued)
Autodesk, Inc. (b)	241,302	$30,302,705
Electronic Arts, Inc. (b)	267,975	32,489,289
Microsoft Corp.	1,156,527	105,556,219
Salesforce.com, Inc. (a) (b)	184,569	21,465,375
Workday, Inc. - Class A (a) (b)	83,749	10,645,335

		256,187,890

Specialty Retail—3.4%
Home Depot, Inc. (The)	158,832	28,310,216
Ulta Salon Cosmetics & Fragrance, Inc. (a) (b)	170,638	34,856,224

		63,166,440

Textiles, Apparel & Luxury Goods—1.4%
NIKE, Inc. - Class B	399,112	26,517,001

Total Common Stocks (Cost $1,284,461,377)		1,813,050,226

Preferred Stock—0.5%

Software—0.5%
Palantir Technologies, Inc. - Series I , (b) (c) (d) (e) (Cost $15,555,194)	2,537,552	8,653,052

Short-Term Investment—1.1%

Repurchase Agreement—1.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/29/18 at 0.600%, due on 04/02/18 with a maturity value of $20,261,610; collateralized by a U.S. Treasury Note at 1.875%, maturing 02/28/22, with a market value of $20,666,256.	20,260,259	20,260,259

Total Short-Term Investments (Cost $20,260,259)		20,260,259

Securities Lending Reinvestments (f)—5.7%

Certificates of Deposit—2.2%
Bank of Nova Scotia 2.482%, 3M LIBOR + 0.280%, 03/20/19 (g)	2,000,000	1,999,128
China Construction Bank 1.950%, 04/20/18	3,000,000	2,999,688
Citigroup Global Markets, Ltd. 2.070%, 1M LIBOR + 0.330%, 09/12/18 (g)	2,500,000	2,499,563
Cooperative Rabobank UA 1.860%, 3M LIBOR + 0.140%, 10/16/18 (g)	4,000,000	4,000,000
Credit Agricole S.A. 2.032%, 1M LIBOR + 0.330%, 10/09/18 (g)	3,000,000	2,999,577
Mizuho Bank, Ltd., New York 2.077%, 1M LIBOR + 0.200%, 05/29/18 (g)	2,500,000	2,499,790
Natixis New York 2.220%, 06/11/18	1,500,000	1,500,249

Certificates of Deposit—(Continued)
Societe Generale 1.950%, 1M LIBOR + 0.210%, 07/10/18 (g)	2,000,000	$$1,999,834
Standard Chartered plc 2.154%, 1M LIBOR + 0.300%, 08/22/18 (g)	1,500,000	1,499,856
2.250%, 08/21/18	1,500,000	1,499,370
Sumitomo Mitsui Banking Corp., London 2.071%, 1M LIBOR + 0.230%, 05/21/18 (g)	3,000,000	3,000,000
Sumitomo Mitsui Banking Corp., New York 2.157%, 1M LIBOR + 0.280%, 07/30/18 (g)	4,000,000	3,999,848
Svenska Handelsbanken AB 2.027%, 1M LIBOR + 0.150%, 04/30/18 (g)	3,000,000	2,999,916
Wells Fargo Bank N.A. 1.835%, 3M LIBOR + 0.130%, 07/11/18 (g)	3,500,000	3,499,947
Westpac Banking Corp. 2.130%, FEDEFF PRV + 0.450%, 02/15/19 (g)	3,000,000	2,999,733

		39,996,499

Commercial Paper—1.1%
Canadian Imperial Bank of Commerce 2.208%, 1M LIBOR + 0.400%, 09/17/18 (g)	3,000,000	2,999,727
Industrial & Commercial Bank of China, Ltd. 1.960%, 04/20/18	2,990,363	2,996,772
Macquarie Bank, Ltd., London 2.020%, 05/16/18	3,980,024	3,989,876
Sheffield Receivables Co. 2.080%, 05/21/18	1,989,716	1,994,144
Toyota Motor Credit Corp. 1.967%, 1M LIBOR + 0.190%, 05/11/18 (g)	3,000,000	2,999,907
UBS AG 1.880%, 1M LIBOR + 0.210%, 05/02/18 (g)	6,000,000	5,999,136

		20,979,562

Repurchase Agreements—2.0%
Citigroup Global Markets, Inc. Repurchase Agreement dated 01/25/17 at 2.230%, due on 06/29/18 with a maturity value of $103,221; collateralized by various Common Stock with an aggregate market value of $110,000.	100,000	100,000
Deutsche Bank AG, London Repurchase Agreement dated 03/29/18 at 1.750%, due on 04/02/18 with a maturity value of $1,700,331; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 03/07/22 - 05/24/27, and an aggregate market value of $1,734,009.	1,700,000	1,700,000
Repurchase Agreement dated 03/29/18 at 1.750%, due on 04/02/18 with a maturity value of $900,175; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 06/30/20 - 05/02/25, and an aggregate market value of $918,002.	900,000	900,000
Repurchase Agreement dated 03/29/18 at 1.800%, due on 04/02/18 with a maturity value of $900,180; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.125%, maturity dates ranging from 04/14/22 - 08/07/23, and an aggregate market value of $918,006.	900,000	900,000

BHFTII-46

Brighthouse Funds Trust II

BlackRock Capital Appreciation Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Securities Lending Reinvestments (f)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Deutsche Bank AG, London Repurchase Agreement dated 01/09/18 at 2.070%, due on 04/02/18 with a maturity value of $502,386; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $555,356.	500,000	$500,000
Repurchase Agreement dated 09/12/17 at 2.210%, due on 07/02/18 with a maturity value of $3,562,954; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $3,887,492.	3,500,000	3,500,000
ING Financial Markets LLC Repurchase Agreement dated 03/29/18 at 1.710%, due on 04/02/18 with a maturity value of $2,587,844; collateralized by U.S. Government Agency Obligations with rates ranging from 0.750% - 3.750%, maturity dates ranging from 04/09/18 - 09/24/26, and an aggregate market value of $2,639,104.	2,587,352	2,587,352
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 2.230%, due on 06/29/18 with a maturity value of $1,245,418; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 8.875%, maturity dates ranging from 01/15/19 - 02/15/48, and various Common Stock with an aggregate market value of $1,298,380.	1,200,000	1,200,000
Repurchase Agreement dated 08/01/17 at 2.230%, due on 06/29/18 with a maturity value of $7,143,959; collateralized by various Common Stock with an aggregate market value of $7,700,001.	7,000,000	7,000,000
NBC Global Finance, Ltd Repurchase Agreement dated 11/30/17 at 1.850%, due on 04/02/18 with a maturity value of $2,515,802; collateralized by various Common Stock with an aggregate market value of $2,780,650.	2,500,000	2,500,000
Repurchase Agreement dated 03/16/18 at 1.850%, due on 04/02/18 with a maturity value of $2,001,747; collateralized by various Common Stock with an aggregate market value of $2,224,520.	2,000,000	2,000,000
Repurchase Agreement dated 03/16/18 at 1.880%, due on 04/05/18 with a maturity value of $2,002,089; collateralized by various Common Stock with an aggregate market value of $2,224,520.	2,000,000	2,000,000
Societe Generale Repurchase Agreement dated 03/08/18 at 1.820%, due on 04/02/18 with a maturity value of $2,002,528; collateralized by various Common Stock with an aggregate market value of $2,223,448.	2,000,000	2,000,000
Repurchase Agreement dated 03/16/18 at 1.820%, due on 04/02/18 with a maturity value of $1,000,859; collateralized by various Common Stock with an aggregate market value of $1,111,724.	1,000,000	1,000,000
Repurchase Agreement dated 03/21/18 at 1.820%, due on 04/02/18 with a maturity value of $3,502,123; collateralized by various Common Stock with an aggregate market value of $3,891,034.	3,500,000	3,500,000

Repurchase Agreements—(Continued)
Societe Generale Repurchase Agreement dated 03/28/18 at 1.820%, due on 04/02/18 with a maturity value of $5,001,264; collateralized by various Common Stock with an aggregate market value of $5,558,620.	5,000,000	$5,000,000

		36,387,352

Time Deposits—0.4%
DNB Bank ASA 1.640%, 04/02/18	2,000,000	2,000,000
DZ Bank AG 1.670%, 04/02/18	2,000,000	2,000,000
Nordea Bank New York 1.640%, 04/02/18	2,000,000	2,000,000
Svenska Handelsbanken AB 1.640%, 04/02/18	2,000,000	2,000,000

		8,000,000

Total Securities Lending Reinvestments (Cost $105,368,874)		105,363,413

Total Investments—105.9% (Cost $1,425,645,704)		1,947,326,950
Other assets and liabilities (net)—(5.9)%		(109,043,925)

Net Assets—100.0%		$1,838,283,025

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2018, the market value of securities loaned was $105,812,296 and the collateral received consisted of cash in the amount of $105,347,455. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2018, these securities represent 0.5% of net assets.
(e)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2018, the market value of restricted securities was $8,653,052, which is 0.5% of net assets. See details shown in the Restricted Securities table that follows.
(f)	Represents investment of cash collateral received from securities on loan as of March 31, 2018.
(g)	Variable or floating rate security. The stated rate represents the rate at March 31, 2018. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

BHFTII-47

Brighthouse Funds Trust II

BlackRock Capital Appreciation Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

(ADR)—	American Depositary Receipt
(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London InterBank Offered Rate

Restricted Securities	Acquisition Date	Shares	Cost	Value
Palantir Technologies, Inc. - Series I	02/07/14	2,537,552	$15,555,194	$8,653,052

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2018:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$18,339,051	$—	$—	$18,339,051
Automobiles	11,011,927	—	—	11,011,927
Banks	64,121,446	—	—	64,121,446
Beverages	62,209,086	—	—	62,209,086
Biotechnology	37,138,377	—	—	37,138,377
Capital Markets	27,017,413	—	—	27,017,413
Chemicals	37,796,959	—	—	37,796,959
Construction Materials	23,131,299	—	—	23,131,299
Diversified Financial Services	31,184,309	—	—	31,184,309
Diversified Telecommunication Services	7,487,667	—	—	7,487,667
Electrical Equipment	9,227,897	—	—	9,227,897
Electronic Equipment, Instruments & Components	10,519,590	—	—	10,519,590
Health Care Equipment & Supplies	58,296,385	—	—	58,296,385
Health Care Providers & Services	79,158,600	—	—	79,158,600
Hotels, Restaurants & Leisure	20,555,382	—	—	20,555,382
Household Durables	13,360,545	—	—	13,360,545
Industrial Conglomerates	36,191,235	—	—	36,191,235
Internet & Direct Marketing Retail	280,119,853	—	—	280,119,853
Internet Software & Services	184,557,799	64,090,390	—	248,648,189
IT Services	147,589,593	—	—	147,589,593
Life Sciences Tools & Services	26,957,791	—	—	26,957,791
Machinery	11,807,349	—	—	11,807,349
Pharmaceuticals	18,440,344	—	—	18,440,344
Professional Services	46,502,470	—	—	46,502,470
Road & Rail	38,431,924	—	—	38,431,924
Semiconductors & Semiconductor Equipment	101,934,214	—	—	101,934,214
Software	256,187,890	—	—	256,187,890

BHFTII-48

Brighthouse Funds Trust II

BlackRock Capital Appreciation Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Specialty Retail	$63,166,440	$—	$—	$63,166,440
Textiles, Apparel & Luxury Goods	26,517,001	—	—	26,517,001
Total Common Stocks	1,748,959,836	64,090,390	—	1,813,050,226
Total Preferred Stock*	—	—	8,653,052	8,653,052
Total Short-Term Investment*	—	20,260,259	—	20,260,259

Total Securities Lending Reinvestments*	—	105,363,413	—	105,363,413
Total Investments	$1,748,959,836	$189,714,062	$8,653,052	$1,947,326,950

Collateral for Securities Loaned (Liability)	$—	$(105,347,455)	$—	$(105,347,455)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2018 is not presented.

BHFTII-49

Brighthouse Funds Trust II

BlackRock Ultra-Short Term Bond Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Short-Term Investments—100.1% of Net Assets

Security Description	Principal Amount*	Value

Certificate of Deposit—34.5%
Bank of Montreal (Chicago) 2.406%, 3M LIBOR + 0.120%, 06/26/18 (a)	10,000,000	$9,998,910
Bank of Nova Scotia (Houston) 2.038%, 1M LIBOR + 0.230%, 09/17/18 (a)	9,400,000	9,393,241
BNP Paribas S.A. (NY) 1.986%, 1M LIBOR + 0.200%, 07/16/18 (a)	7,250,000	7,248,905
2.097%, 1M LIBOR + 0.210%, 06/01/18 (a)	10,000,000	10,002,530
Canadian Imperial Bank of Commerce (NY) 1.996%, 1M LIBOR + 0.210%, 07/16/18 (a)	7,500,000	7,499,213
Citibank N.A. (NY) 1.891%, 1M LIBOR + 0.180%, 08/08/18 (a)	12,000,000	11,994,384
Credit Agricole CIB (NY) 1.950%, 1M LIBOR + 0.210%, 07/11/18 (a)	7,500,000	7,500,000
Credit Industriel et Commercial (NY) 1.555%, 04/13/18	9,000,000	8,999,010
1.600%, 05/18/18	4,000,000	3,997,936
2.057%, 1M LIBOR + 0.180%, 07/30/18 (a)	7,000,000	6,997,536
Credit Suisse AG 1.940%, 1M LIBOR + 0.200%, 05/11/18 (a)	3,000,000	3,000,753
KBC Bank NV 1.700%, 04/03/18	27,000,000	27,000,000
Mitsubishi UFJ Trust & Banking Corp. (NY) 1.911%, 1M LIBOR + 0.200%, 05/08/18 (a)	13,000,000	13,002,769
2.092%, 1M LIBOR + 0.220%, 05/25/18 (a)	11,000,000	11,003,190
2.154%, 1M LIBOR + 0.300%, 08/22/18 (a)	7,000,000	6,999,412
Mizuho Bank, Ltd. (NY) 1.931%, 1M LIBOR + 0.220%, 05/08/18 (a)	4,000,000	3,999,800
2.117%, 1M LIBOR + 0.230%, 07/02/18 (a)	4,500,000	4,499,483
2.177%, 1M LIBOR + 0.300%, 08/31/18 (a)	10,000,000	9,996,350
Natixis S.A. 2.087%, 1M LIBOR + 0.200%, 05/01/18 (a)	8,000,000	8,001,800
Norinchukin Bank (NY) 2.067%, 1M LIBOR + 0.190%, 05/29/18 (a)	11,000,000	11,002,541
2.077%, 1M LIBOR + 0.200%, 05/31/18 (a)	5,000,000	5,001,250
2.177%, 1M LIBOR + 0.300%, 09/04/18 (a)	11,500,000	11,496,320
Rabobank Nederland (NY) 1.920%, 1M LIBOR + 0.180%, 11/13/18 (a)	7,000,000	6,990,053
Royal Bank of Canada (NY) 1.941%, 1M LIBOR + 0.250%, 11/06/18 (a)	5,500,000	5,495,358
1.986%, 1M LIBOR + 0.200%, 07/16/18 (a)	12,000,000	11,998,188
Sumitomo Mitsui Banking Corp. (NY) 1.998%, 1M LIBOR + 0.190%, 04/18/18 (a)	10,000,000	10,000,550
2.141%, 1M LIBOR + 0.300%, 08/21/18 (a)	10,000,000	9,998,410
Sumitomo Mitsui Trust Bank, Ltd. (NY) 1.901%, 1M LIBOR + 0.210%, 08/06/18 (a)	10,000,000	9,996,260
2.061%, 1M LIBOR + 0.220%, 06/21/18 (a)	10,500,000	10,498,467
2.300%, 06/20/18	8,000,000	8,001,397
Svenska Handelsbanken AB 2.052%, 1M LIBOR + 0.180%, 10/26/18 (a)	8,000,000	7,988,952
Wells Fargo Bank N.A. 2.058%, 1M LIBOR + 0.250%, 11/19/18 (a)	7,000,000	6,993,623

		286,596,591

Commercial Paper—47.8%
ABN AMRO Bank NV 1.614%, 06/08/18 (b)	7,000,000	6,969,788

Commercial Paper—(Continued)
Antalis S.A. 1.968%, 07/10/18 (b)	5,000,000	$4,966,525
ASB Finance, Ltd. 2.071%, 1M LIBOR + 0.230%, 09/21/18 (a)	4,000,000	4,000,000
Bank Nederlandse Gemeenten N.V. 1.332%, 04/03/18 (b)	10,000,000	9,997,593
Bank of Montreal 1.763%, 05/03/18 (b)	13,000,000	12,976,681
Bank of Nova Scotia (The) 1.643%, 07/06/18 (b)	5,000,000	4,968,843
2.111%, 05/30/18 (b)	10,000,000	9,966,382
Barclays Bank plc 1.521%, 04/06/18 (b)	14,000,000	13,994,966
Barton Capital LLC 2.260%, 06/12/18 (b)	10,000,000	9,953,646
Bedford Row Funding Corp. 2.074%, 1M LIBOR + 0.220%, 06/22/18 (a)	5,000,000	5,000,875
BNZ International Funding, Ltd. 1.814%, 1M LIBOR + 0.150%, 06/01/18 (144A) (a)	3,500,000	3,500,508
Caisse des Depots et Consignations 1.217%, 04/03/18 (b)	4,000,000	3,999,022
1.774%, 05/02/18 (b)	22,000,000	21,961,997
1.874%, 04/16/18 (b)	9,000,000	8,992,062
Caterpillar Financial Services Co. 2.099%, 04/26/18 (b)	7,000,000	6,988,436
CDP Financial, Inc. 2.309%, 06/29/18 (b)	15,000,000	14,917,775
Collateralized Commercial Paper Co. LLC 2.028%, 1M LIBOR + 0.220%, 07/18/18 (a)	8,000,000	7,999,440
2.045%, 08/01/18 (b)	7,000,000	6,941,132
Commonwealth Bank of Australia 1.876%, 1M LIBOR + 0.190%, 10/05/18 (a)	3,000,000	2,997,042
Danske Corp. 2.094%, 06/04/18 (b)	16,000,000	15,935,114
DBS Bank, Ltd. 2.102%, 05/31/18 (b)	9,000,000	8,966,972
HSBC Bank plc 2.426%, 3M LIBOR + 0.140%, 06/25/18 (a)	6,000,000	6,005,412
2.535%, 3M LIBOR + 0.240%, 03/27/19 (a)	5,000,000	5,000,000
ING U.S. Funding LLC 1.902%, 1M LIBOR + 0.200%, 08/07/18 (a)	11,000,000	10,995,754
1.968%, 1M LIBOR + 0.160%, 06/18/18 (a)	10,000,000	10,000,370
JPMorgan Securities LLC 1.870%, 1M LIBOR + 0.200%, 04/02/18 (a)	7,000,000	7,000,126
Landesbank Baden-Wuettertemberg 2.163%, 06/01/18 (b)	4,000,000	3,985,557
Lexington Parker Capital Co. LLC 1.867%, 05/01/18 (b)	2,195,000	2,191,093
LMA S.A. & LMA Americas 1.346%, 04/04/18 (b)	13,226,000	13,222,195
2.015%, 08/01/18 (b)	5,000,000	4,957,795
2.229%, 06/11/18 (b)	4,000,000	3,981,681
Mizuho Bank, Ltd. 1.560%, 04/09/18 (b)	3,000,000	2,998,411
Oversea-Chinese Banking Corp., Ltd. 1.948%, 1M LIBOR + 0.140%, 05/16/18 (144A) (a)	19,000,000	18,997,891
2.211%, 06/14/18 (b)	8,500,000	8,459,876

BHFTII-50

Brighthouse Funds Trust II

BlackRock Ultra-Short Term Bond Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Principal Amount*	Value

Commercial Paper—(Continued)
Sheffield Receivables Co. 2.282%, 06/15/18 (b)	7,000,000	$6,965,117
Skandinaviska Enskilda Banken AB 2.211%, 06/14/18 (b)	18,000,000	17,920,767
Starbird Funding Corp. 2.550%, 09/17/18 (b)	12,000,000	11,859,648
Suncorp Group, Ltd. 1.560%, 04/30/18 (144A) (b)	12,000,000	11,977,781
1.968%, 07/09/18 (b)	7,200,000	7,153,651
Swedbank AB 1.733%, 04/26/18 (b)	7,000,000	6,990,843
Toronto-Dominion Bank 1.900%, 11/30/18 (144A) (b)	10,000,000	9,988,800
1.941%, 1M LIBOR + 0.230%, 11/08/18 (144A) (a)	7,000,000	6,993,098
UBS AG 1.931%, 1M LIBOR + 0.240%, 08/06/18 (a)	3,000,000	2,999,310
United Overseas Bank, Ltd. 1.904%, 04/26/18 (b)	15,610,000	15,585,839
Versailles Commercial Paper LLC 2.255%, 06/04/18 (b)	15,000,000	14,936,629

		397,162,443

Repurchase Agreements—14.2%
Bank of America Securities, Inc. Repurchase Agreement dated 03/29/18 at 1.800%, due on 04/02/18 with a maturity value of $18,099,619; collateralized by U.S. Treasury Notes with rates ranging from 1.250% - 1.375%, maturity dates ranging from 05/31/19 - 07/31/19, and an aggregate market value of $18,395,693.	18,096,000	18,096,000
JPMorgan Securities LLC Repurchase Agreement dated 03/29/18 at 1.800%, due on 04/02/18 with a maturity value of $100,020,000; collateralized by U.S. Treasury Notes with rates ranging from 2.500% - 2.875%, maturity dates ranging from 08/15/23 - 05/15/43, and an aggregate market value of $102,655,797.	100,000,000	100,000,000

		118,096,000

U.S. Treasury—3.6%
U.S. Treasury Bill 1.553%, 04/12/18 (b)	30,000,000	29,986,367

Total Short-Term Investments (Cost $831,993,071)		831,841,401

Total Investments—100.1% (Cost $831,993,071)		831,841,401
Other assets and liabilities (net)—(0.1)%		(477,040)

Net Assets—100.0%		$831,364,361

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at March 31, 2018. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(b)	The rate shown represents current yield to maturity.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2018, the market value of 144A securities was $51,458,078, which is 6.2% of net assets.
(LIBOR)—	London InterBank Offered Rate

BHFTII-51

Brighthouse Funds Trust II

BlackRock Ultra-Short Term Bond Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2018:

Description	Level 1	Level 2	Level 3	Total
Total Short-Term Investments*	$—	$831,841,401	$—	$831,841,401
Total Investments	$—	$831,841,401	$—	$831,841,401

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-52

Brighthouse Funds Trust II

Brighthouse/Artisan Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—93.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.2%
Rockwell Collins, Inc.	99,107	$13,364,579

Auto Components—2.5%
Gentex Corp.	1,163,867	26,792,218

Banks—5.4%
Fifth Third Bancorp	993,094	31,530,735
M&T Bank Corp.	147,112	27,121,568

		58,652,303

Capital Markets—1.6%
Intercontinental Exchange, Inc.	232,743	16,878,522

Chemicals—7.0%
Axalta Coating Systems, Ltd. (a) (b)	731,054	22,070,520
Celanese Corp. - Series A	357,461	35,821,167
Nutrien, Ltd.	385,553	18,221,235

		76,112,922

Construction & Engineering—4.6%
Fluor Corp.	495,214	28,336,145
Jacobs Engineering Group, Inc.	367,551	21,740,642

		50,076,787

Diversified Consumer Services—1.2%
H&R Block, Inc. (a)	509,105	12,936,358

Electronic Equipment, Instruments & Components—3.5%
Arrow Electronics, Inc. (b)	313,594	24,153,010
Avnet, Inc.	322,917	13,485,014

		37,638,024

Equity Real Estate Investment Trusts—2.6%
Equity Commonwealth (b)	681,874	20,913,075
STORE Capital Corp.	296,262	7,353,223

		28,266,298

Food & Staples Retailing—2.5%
Kroger Co. (The)	1,140,105	27,294,114

Health Care Providers & Services—1.5%
AmerisourceBergen Corp.	193,448	16,677,152

Insurance—15.9%
Alleghany Corp.	53,904	33,120,774
Allstate Corp. (The)	217,823	20,649,620
Aon plc	164,831	23,130,734
Arch Capital Group, Ltd. (a) (b)	271,693	23,254,204
Fairfax Financial Holdings, Ltd.	23,416	11,918,744
Loews Corp.	330,614	16,441,434
Progressive Corp. (The)	256,086	15,603,320
Torchmark Corp.	345,521	29,082,503

		173,201,333

Internet & Direct Marketing Retail—5.7%
Expedia Group, Inc.	13,253	1,463,264
Liberty Expedia Holdings, Inc. - Class A (b)	211,244	8,297,664
Liberty Interactive Corp. - Class A (b)	1,166,723	29,366,418
TripAdvisor, Inc. (a) (b)	559,283	22,869,082

		61,996,428

Internet Software & Services—3.2%
IAC/InterActiveCorp (b)	224,264	35,070,404

Marine—2.1%
Kirby Corp. (a) (b)	303,357	23,343,321

Media—6.8%
CBS Corp. - Class B	244,776	12,579,039
GCI Liberty, Inc. - Class A (b)	205,332	10,853,849
News Corp. - Class A	1,437,177	22,707,397
Omnicom Group, Inc. (a)	296,544	21,549,852
TEGNA, Inc. (a)	550,445	6,269,569

		73,959,706

Mortgage Real Estate Investment Trusts—0.5%
AGNC Investment Corp. (a)	308,663	5,839,904

Oil, Gas & Consumable Fuels—12.6%
Andeavor	239,602	24,094,377
Apache Corp. (a)	446,972	17,199,483
Cimarex Energy Co.	216,554	20,247,799
Devon Energy Corp.	922,195	29,316,579
Hess Corp.	647,261	32,764,352
World Fuel Services Corp.	569,310	13,976,560

		137,599,150

Road & Rail—4.2%
AMERCO	63,988	22,082,259
Ryder System, Inc.	322,177	23,451,264

		45,533,523

Semiconductors & Semiconductor Equipment—2.4%
Analog Devices, Inc.	286,493	26,108,107

Specialty Retail—3.0%
AutoNation, Inc. (a) (b)	690,045	32,280,305

Trading Companies & Distributors—3.1%
Air Lease Corp. (a)	783,526	33,393,878

Total Common Stocks (Cost $727,458,042)		1,013,015,336

BHFTII-53

Brighthouse Funds Trust II

Brighthouse/Artisan Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Short-Term Investment—6.8%

Security Description	Principal Amount*	Value

Repurchase Agreement—6.8%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/29/18 at 0.600%, due on 04/02/18 with a maturity value of $73,522,036; collateralized by a U.S. Treasury Note at 1.875%, maturing 02/28/22, with a market value of $74,987,869.	73,517,135	$73,517,135

Total Short-Term Investments (Cost $73,517,135)		73,517,135

Securities Lending Reinvestments (c)—11.8%

Certificates of Deposit—6.3%
Banco Del Estado De Chile New York 2.354%, 1M LIBOR + 0.500%, 09/21/18 (d)	2,000,000	1,999,870
Bank of Nova Scotia 2.482%, 3M LIBOR + 0.280%, 03/20/19 (d)	4,000,000	3,998,256
Barclays Capital, plc 1.956%, 1M LIBOR + 0.270%, 08/03/18 (d)	6,000,000	5,999,556
Canadian Imperial Bank of Commerce 1.920%, 1M LIBOR + 0.170%, 04/13/18 (d)	3,000,000	2,999,904
China Construction Bank 1.950%, 04/20/18	3,500,000	3,499,636
Cooperative Rabobank UA 1.860%, 3M LIBOR + 0.140%, 10/16/18 (d)	3,500,000	3,500,000
Credit Agricole S.A. 2.032%, 1M LIBOR + 0.330%, 10/09/18 (d)	2,500,000	2,499,647
Credit Suisse AG New York 1.930%, 1M LIBOR + 0.190%, 05/11/18 (d)	2,500,000	2,499,720
Mitsubishi UFJ Trust and Banking Corp. 1.886%, 1M LIBOR + 0.200%, 06/07/18 (d)	3,500,000	3,499,237
2.077%, 1M LIBOR + 0.200%, 05/30/18 (d)	3,500,000	3,499,419
Mizuho Bank, Ltd., New York 2.077%, 1M LIBOR + 0.200%, 05/29/18 (d)	5,000,000	4,999,580
Natixis New York 1.896%, 1M LIBOR + 0.210%, 08/06/18 (d)	1,000,000	999,914
Norinchukin Bank New York 1.670%, 1M LIBOR + 0.300%, 09/04/18 (d)	3,000,000	2,998,182
Societe Generale 1.950%, 1M LIBOR + 0.210%, 07/10/18 (d)	2,000,000	1,999,834
Standard Chartered plc 2.154%, 1M LIBOR + 0.300%, 08/22/18 (d)	2,000,000	1,999,808
2.250%, 08/21/18	2,000,000	1,999,160
Sumitomo Mitsui Banking Corp., London 2.038%, 1M LIBOR + 0.230%, 05/17/18 (d)	1,500,000	1,498,875
2.071%, 1M LIBOR + 0.230%, 05/21/18 (d)	3,500,000	3,500,000
Sumitomo Mitsui Banking Corp., New York 1.920%, 1M LIBOR + 0.180%, 04/11/18 (d)	2,000,000	1,999,928
2.010%, 1M LIBOR + 0.270%, 09/10/18 (d)	2,500,000	2,499,253
2.157%, 1M LIBOR + 0.280%, 07/30/18 (d)	2,500,000	2,499,905
Wells Fargo Bank N.A. 1.835%, 3M LIBOR + 0.130%, 07/11/18 (d)	5,000,000	4,999,925
Westpac Banking Corp. 2.130%, FEDEFF PRV + 0.450%, 02/15/19 (d)	3,000,000	2,999,733

		68,989,342

Commercial Paper—2.2%
Alpine, Ltd. 2.240%, 06/07/18	1,988,800	1,991,740
Canadian Imperial Bank of Commerce 2.208%, 1M LIBOR + 0.400%, 09/17/18 (d)	1,000,000	999,909
Danske Corp. 2.080%, 06/04/18	4,475,040	4,482,976
Industrial & Commercial Bank of China, Ltd. 1.960%, 04/20/18	3,488,757	3,496,234
Macquarie Bank, Ltd., London 2.020%, 05/16/18	4,975,031	4,987,345
Ridgefield Funding Co. LLC 2.018%, 1M LIBOR + 0.210%, 05/17/18 (d)	2,000,000	1,999,712
UBS AG 1.880%, 1M LIBOR + 0.210%, 05/02/18 (d)	6,000,000	5,999,136

		23,957,052

Repurchase Agreements—3.2%
Citigroup Global Markets, Inc.
Repurchase Agreement dated 01/25/17 at 2.230%, due on 06/29/18 with a maturity value of $1,032,211; collateralized by various Common Stock with an aggregate market value of $1,100,000.	1,000,000	1,000,000
Deutsche Bank AG, London
Repurchase Agreement dated 03/29/18 at 1.750%, due on 04/02/18 with a maturity value of $800,156; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 03/07/22 - 05/24/27, and an aggregate market value of $816,004.	800,000	800,000
Repurchase Agreement dated 03/29/18 at 1.750%, due on 04/02/18 with a maturity value of $400,078; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 06/30/20 - 05/02/25, and an aggregate market value of $408,001.	400,000	400,000
Repurchase Agreement dated 03/29/18 at 1.800%, due on 04/02/18 with a maturity value of $400,080; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.125%, maturity dates ranging from 04/14/22 - 08/07/23, and an aggregate market value of $408,003.	400,000	400,000
Repurchase Agreement dated 01/09/18 at 2.070%, due on 04/02/18 with a maturity value of $602,864; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $666,427.	600,000	600,000
Repurchase Agreement dated 03/15/18 at 2.070%, due on 04/02/18 with a maturity value of $4,004,140; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $4,442,848.	4,000,000	4,000,000
Repurchase Agreement dated 09/12/17 at 2.210%, due on 07/02/18 with a maturity value of $2,544,967; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $2,776,780.	2,500,000	2,500,000

BHFTII-54

Brighthouse Funds Trust II

Brighthouse/Artisan Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
ING Financial Markets LLC Repurchase Agreement dated 03/29/18 at 1.710%, due on 04/02/18 with a maturity value of $823,526; collateralized by U.S. Government Agency Obligations with rates ranging from 0.750% - 3.750%, maturity dates ranging from 04/09/18 - 09/24/26, and an aggregate market value of $839,839.	823,370	$823,370
Merrill Lynch, Pierce, Fenner & Smith, Inc.
Repurchase Agreement dated 10/26/16 at 2.230%, due on 06/29/18 with a maturity value of $1,556,772; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 8.875%, maturity dates ranging from 01/15/19 - 02/15/48, and various Common Stock with an aggregate market value of $1,622,975.	1,500,000	1,500,000
Repurchase Agreement dated 08/01/17 at 2.230%, due on 06/29/18 with a maturity value of $8,674,807; collateralized by various Common Stock with an aggregate market value of $9,350,001.	8,500,000	8,500,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 11/30/17 at 1.850%, due on 04/02/18 with a maturity value of $3,522,123; collateralized by various Common Stock with an aggregate market value of $3,892,910.	3,500,000	3,500,000
Repurchase Agreement dated 03/16/18 at 1.850%, due on 04/02/18 with a maturity value of $400,349; collateralized by various Common Stock with an aggregate market value of $444,904.	400,000	400,000
Repurchase Agreement dated 03/16/18 at 1.880%, due on 04/05/18 with a maturity value of $1,001,044; collateralized by various Common Stock with an aggregate market value of $1,112,260.	1,000,000	1,000,000
Societe Generale
Repurchase Agreement dated 03/08/18 at 1.820%, due on 04/02/18 with a maturity value of $3,003,792; collateralized by various Common Stock with an aggregate market value of $3,335,172.	3,000,000	3,000,000
Repurchase Agreement dated 03/16/18 at 1.820%, due on 04/02/18 with a maturity value of $2,001,719; collateralized by various Common Stock with an aggregate market value of $2,223,448.	2,000,000	2,000,000

Repurchase Agreements—(Continued)
Societe Generale Repurchase Agreement dated 03/21/18 at 1.820%, due on 04/02/18 with a maturity value of $4,102,487; collateralized by various Common Stock with an aggregate market value of $4,558,068.	4,100,000	4,100,000

		34,523,370

Time Deposit—0.1%
Nordea Bank New York 1.640%, 04/02/18	1,000,000	1,000,000

Total Securities Lending Reinvestments (Cost $128,483,003)		128,469,764

Total Investments—111.7% (Cost $929,458,180)		1,215,002,235
Other assets and liabilities (net)—(11.7)%		(127,073,113)

Net Assets—100.0%		$1,087,929,122

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2018, the market value of securities loaned was $127,285,593 and the collateral received consisted of cash in the amount of $128,450,998. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2018.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2018. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London InterBank Offered Rate

BHFTII-55

Brighthouse Funds Trust II

Brighthouse/Artisan Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2018:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,013,015,336	$—	$—	$1,013,015,336
Total Short-Term Investment*	—	73,517,135	—	73,517,135

Total Securities Lending Reinvestments*	—	128,469,764	—	128,469,764
Total Investments	$1,013,015,336	$201,986,899	$—	$1,215,002,235

Collateral for Securities Loaned (Liability)	$—	$(128,450,998)	$—	$(128,450,998)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-56

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—99.2% of Net Assets

Security Description	Shares	Value

Australia—6.4%
A.C.N. 004 410 833, Ltd. (a) (b) (c) (d)	972,288	$0
Accent Group, Ltd.	90,942	89,104
Adelaide Brighton, Ltd.	156,783	753,922
AED Oil, Ltd. (a) (b) (c) (d)	93,946	0
Ainsworth Game Technology, Ltd.	51,616	74,132
Alkane Resources, Ltd. (c)	120,355	27,389
ALS, Ltd.	76,663	439,659
Altium, Ltd.	31,832	492,254
Altona Mining, Ltd. (c)	67,875	5,754
AMA Group, Ltd.	111,029	93,617
Amaysim Australia, Ltd.	21,060	18,616
Ansell, Ltd.	39,937	781,737
AP Eagers, Ltd.	7,774	50,690
APN Outdoor Group, Ltd.	9,082	32,614
Appen, Ltd.	9,189	63,745
ARB Corp., Ltd.	27,756	425,282
Ardent Leisure Group	59,784	85,392
AUB Group, Ltd.	25,969	282,608
Ausdrill, Ltd.	126,869	266,139
Austal, Ltd.	81,889	114,585
Australian Agricultural Co., Ltd. (c)	192,359	176,374
Australian Pharmaceutical Industries, Ltd.	174,311	201,990
Auswide Bank, Ltd.	9,275	39,193
Automotive Holdings Group, Ltd.	101,744	275,955
Aveo Group	89,251	181,948
AVJennings, Ltd.	10,332	5,724
AWE, Ltd. (c)	286,165	210,331
Bapcor, Ltd.	26,969	118,246
Beach Energy, Ltd.	902,659	856,372
Beadell Resources, Ltd. (c)	102,327	6,233
Bega Cheese, Ltd.	67,325	353,071
Bellamy’s Australia, Ltd. (c)	16,911	260,537
Billabong International, Ltd. (c)	56,120	44,857
Blackmores, Ltd.	4,835	471,329
Blue Sky Alternative Investments, Ltd.	6,725	54,152
Bravura Solutions, Ltd.	5,605	11,740
Breville Group, Ltd.	34,410	309,708
Brickworks, Ltd.	5,923	70,996
BT Investment Management, Ltd.	25,960	202,262
Buru Energy, Ltd. (c)	28,148	6,595
BWX, Ltd.	2,270	8,507
Cabcharge Australia, Ltd.	55,813	76,083
Capral, Ltd.	136,176	17,367
Cardno, Ltd. (c)	69,333	69,595
Carnarvon Petroleum, Ltd. (c)	251,902	27,325
carsales.com, Ltd.	79,391	829,391
Cash Converters International, Ltd. (c)	152,939	46,277
Cedar Woods Properties, Ltd.	27,273	134,336
Cleanaway Waste Management, Ltd.	883,001	986,765
Collection House, Ltd.	19,217	20,393
Collins Foods, Ltd.	8,927	35,772
Cooper Energy, Ltd. (c)	552,999	128,284
Corporate Travel Management, Ltd.	21,828	396,640
Costa Group Holdings, Ltd.	53,534	283,297
Credit Corp. Group, Ltd.	13,415	200,615
CSG, Ltd. (c)	66,837	16,431
CSR, Ltd.	239,936	960,329

Australia—(Continued)
Cudeco, Ltd. (a) (b) (c) (d)	51,210	9,243
Data #3, Ltd.	55,471	68,001
Decmil Group, Ltd. (c)	56,744	51,311
Domain Holdings Australia, Ltd.	96,746	243,397
Downer EDI, Ltd.	223,855	1,112,680
DuluxGroup, Ltd.	144,897	826,621
DWS, Ltd.	36,847	38,670
Eclipx Group, Ltd.	7,140	19,740
Elders, Ltd.	18,937	109,176
Energy Resources of Australia, Ltd. (c)	51,910	19,660
Energy World Corp., Ltd. (c)	325,379	73,384
EQT Holdings, Ltd.	3,062	50,812
ERM Power, Ltd.	49,991	69,991
Estia Health, Ltd.	8,310	21,881
Euroz, Ltd.	23,559	20,638
Event Hospitality and Entertainment, Ltd.	38,556	414,147
Evolution Mining, Ltd.	181,680	425,193
Fairfax Media, Ltd.	967,464	505,098
Finbar Group, Ltd.	6,909	5,108
Fleetwood Corp., Ltd.	22,683	49,778
FlexiGroup, Ltd.	60,577	84,201
G8 Education, Ltd.	158,694	323,655
Gateway Lifestyle	17,617	26,903
Genworth Mortgage Insurance Australia, Ltd.	16,135	28,801
Global Construction Services, Ltd.	9,380	5,065
Gold Road Resources, Ltd. (c)	19,504	12,304
GrainCorp, Ltd. - Class A	83,590	546,444
Grange Resources, Ltd.	120,000	15,814
Greencross, Ltd.	21,736	88,850
GUD Holdings, Ltd.	39,734	365,674
GWA Group, Ltd.	92,856	241,467
Hansen Technologies, Ltd.	50,238	160,431
Healthscope, Ltd.	16,123	24,063
Hills, Ltd. (c)	80,453	14,365
Horizon Oil, Ltd. (c)	652,736	65,762
HT&E, Ltd.	109,386	161,701
IDM International, Ltd. (a) (b) (c) (d)	1,969	0
Iluka Resources, Ltd.	76,036	622,314
Imdex, Ltd. (c)	100,165	91,721
IMF Bentham, Ltd.	49,173	98,674
Independence Group NL	112,057	399,561
Infigen Energy, Ltd. (c)	343,467	155,000
Infomedia, Ltd.	131,353	85,449
Integrated Research, Ltd.	28,972	87,287
International Ferro Metals, Ltd. (a) (b) (c) (d)	82,765	0
Invocare, Ltd.	38,500	385,847
IOOF Holdings, Ltd.	118,246	931,235
IPH, Ltd.	19,041	49,660
Iress, Ltd.	54,057	395,476
iSelect, Ltd.	46,213	36,405
iSentia Group, Ltd.	28,120	18,165
Japara Healthcare, Ltd.	24,024	37,193
JB Hi-Fi, Ltd.	46,350	923,896
Jupiter Mines, Ltd. (a) (b) (c)	53,689	18,791
K&S Corp., Ltd.	1,802	2,403
Karoon Gas Australia, Ltd. (c)	75,600	67,246
Kingsgate Consolidated, Ltd. (c)	121,238	30,691

BHFTII-57

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Australia—(Continued)
Kingsrose Mining, Ltd. (c)	102,961	$5,764
Link Administration Holdings, Ltd.	53,618	345,458
MACA, Ltd.	56,351	57,822
Macmahon Holdings, Ltd. (c)	380,170	63,661
Macquarie Atlas Roads Group	108,901	486,082
Mantra Group, Ltd.	17,205	51,980
MaxiTRANS Industries, Ltd.	59,013	32,863
Mayne Pharma Group, Ltd. (c)	452,144	259,390
MC Mining, Ltd. (c)	6,676	3,077
McMillan Shakespeare, Ltd.	29,453	384,623
McPherson’s, Ltd.	34,460	33,290
Medusa Mining, Ltd. (c)	60,972	26,076
Melbourne IT, Ltd.	41,278	107,403
Metals X, Ltd.	75,358	42,085
Metcash, Ltd.	385,184	930,962
Mincor Resources NL (c)	105,687	29,962
Mineral Resources, Ltd.	41,091	542,944
MMA Offshore, Ltd. (c)	200,470	38,012
Monadelphous Group, Ltd.	40,177	474,077
Monash IVF Group, Ltd.	21,931	18,456
Morning Star Gold NL (a) (b) (c) (d)	33,455	0
Mortgage Choice, Ltd.	48,689	68,056
Mount Gibson Iron, Ltd.	382,742	111,988
Myer Holdings, Ltd.	355,143	102,255
MYOB Group, Ltd.	62,107	146,546
MyState, Ltd.	3,899	14,209
Navigator Global Investments, Ltd.	45,623	131,704
Navitas, Ltd.	85,117	326,813
New Hope Corp., Ltd.	12,312	19,807
nib holdings, Ltd.	171,993	848,866
Nick Scali, Ltd.	16,348	84,556
Nine Entertainment Co. Holdings, Ltd.	28,323	49,840
Northern Star Resources, Ltd.	220,636	1,071,946
NRW Holdings, Ltd. (c)	36,775	37,837
Nufarm, Ltd.	96,965	631,835
OceanaGold Corp.	166,811	449,283
OFX Group, Ltd.	99,303	129,548
oOh!media, Ltd.	13,832	49,030
Orora, Ltd.	225,473	573,699
OZ Minerals, Ltd.	134,369	932,822
Pacific Current Group, Ltd.	1,159	5,498
Pacific Smiles Group, Ltd.	13,431	17,577
Pact Group Holdings, Ltd.	5,137	21,717
Paladin Energy, Ltd. (c)	12,242	1,598
Panoramic Resources, Ltd. (c)	167,563	59,828
Peet, Ltd.	88,199	96,828
Peninsula Energy, Ltd. (c)	11,352	2,051
Perpetual, Ltd.	17,753	641,424
Perseus Mining, Ltd. (c)	231,401	83,659
Platinum Asset Management, Ltd.	26,402	119,948
Pluton Resources, Ltd. (a) (b) (c) (d)	48,332	0
PMP, Ltd. (c)	158,703	33,655
Premier Investments, Ltd.	44,992	548,704
Primary Health Care, Ltd.	244,279	736,564
Prime Media Group, Ltd.	93,371	21,555
Qube Holdings, Ltd.	261,877	441,907
Quintis, Ltd. (a) (b) (c) (d)	106,522	20,772

Australia—(Continued)
RCR Tomlinson, Ltd.	70,865	218,307
Reckon, Ltd.	36,898	35,447
Regis Healthcare, Ltd.	8,212	23,165
Regis Resources, Ltd.	180,703	631,765
Reject Shop, Ltd. (The)	12,421	72,413
Resolute Mining, Ltd.	277,334	268,781
Retail Food Group, Ltd.	64,643	46,219
Ridley Corp., Ltd.	123,003	141,100
RPMGlobal Holdings, Ltd. (c)	4,190	2,068
Ruralco Holdings, Ltd.	9,291	21,992
Salmat, Ltd.	45,807	23,044
Sandfire Resources NL	40,717	230,823
Saracen Mineral Holdings, Ltd. (c)	349,701	480,514
Select Harvests, Ltd.	35,131	151,000
Senex Energy, Ltd. (c)	248,220	77,169
Servcorp, Ltd.	21,215	81,856
Service Stream, Ltd.	62,705	78,328
Seven Group Holdings, Ltd.	17,494	236,957
Seven West Media, Ltd.	408,410	170,905
SG Fleet Group, Ltd.	11,131	32,743
Sigma Healthcare, Ltd.	560,969	337,599
Silex Systems, Ltd. (c)	28,112	6,602
Silver Chef, Ltd.	8,928	26,789
Silver Lake Resources, Ltd. (c)	112,092	33,976
Sirtex Medical, Ltd.	22,520	481,277
SmartGroup Corp., Ltd.	11,904	100,789
Southern Cross Media Group, Ltd.	229,061	182,610
Spark Infrastructure Group	444,329	818,675
SpeedCast International, Ltd.	46,699	184,943
St. Barbara, Ltd.	197,046	606,342
Steadfast Group, Ltd.	135,957	263,759
Strike Energy, Ltd. (c)	207,173	11,400
Sundance Energy Australia, Ltd. (c)	869,338	38,463
Sunland Group, Ltd.	40,150	55,042
Super Retail Group, Ltd.	65,652	343,956
Superloop, Ltd.	10,345	15,839
Syrah Resources, Ltd. (c)	30,628	75,587
Tassal Group, Ltd.	80,622	235,823
Technology One, Ltd.	85,252	342,647
Thorn Group, Ltd.	62,916	30,388
Tiger Resources, Ltd. (a) (b) (c) (d)	591,241	8,869
Tox Free Solutions, Ltd.	90,131	236,035
Troy Resources, Ltd. (c)	106,145	7,329
Villa World, Ltd.	15,952	29,748
Village Roadshow, Ltd. (c)	32,709	78,746
Virgin Australia Holdings, Ltd. (c)	442,369	75,263
Virgin Australia International Holding, Ltd. (a) (b) (c) (d)	968,773	1
Virtus Health, Ltd.	37,091	154,828
Vista Group International, Ltd.	14,712	30,497
Vita Group, Ltd.	18,112	17,105
Watpac, Ltd. (c)	37,999	22,395
Webjet, Ltd.	30,172	257,786
Western Areas, Ltd.	118,029	286,088
Westgold Resources, Ltd. (c)	37,679	43,537
Whitehaven Coal, Ltd.	121,287	419,536
WorleyParsons, Ltd.	46,235	514,912
WPP AUNZ, Ltd.	131,382	93,020

		44,990,011

BHFTII-58

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Austria—1.4%
A-TEC Industries AG (a) (b) (c)	1	$0
Agrana Beteiligungs AG	1,453	170,295
ams AG	16,438	1,720,850
Andritz AG (e)	12,794	715,405
Austria Technologie & Systemtechnik AG (e)	14,133	383,987
CA Immobilien Anlagen AG	20,949	700,451
DO & Co. AG	1,857	117,761
EVN AG	12,657	247,158
FACC AG (c)	3,288	90,484
Flughafen Wien AG	267	10,969
IMMOFINANZ AG	143,967	374,935
Kapsch TrafficCom AG	1,870	91,624
Lenzing AG	3,209	396,389
Mayr Melnhof Karton AG	3,211	487,113
Oberbank AG	198	20,952
Oesterreichische Post AG	10,088	501,910
Palfinger AG	5,204	209,912
POLYTEC Holding AG	8,428	163,321
Porr AG	1,436	49,436
Raiffeisen Bank International AG (c)	13,074	509,392
Rosenbauer International AG	1,615	101,374
S IMMO AG (c)	23,207	460,057
S&T AG	9,045	199,956
Schoeller-Bleckmann Oilfield Equipment AG (c)	3,509	386,807
Semperit AG Holding (e)	5,443	109,482
Strabag SE	6,827	270,593
Telekom Austria AG (c)	24,392	232,580
UBM Development AG	78	3,928
UNIQA Insurance Group AG	21,779	253,252
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,602	53,677
Wienerberger AG	39,101	978,780
Zumtobel Group AG	13,016	122,390

		10,135,220

Belgium—2.1%
Ablynx NV (c)	15,614	856,988
Ackermans & van Haaren NV	8,887	1,555,449
AGFA-Gevaert NV (c)	67,517	261,474
Atenor	1,089	63,788
Banque Nationale de Belgique	88	322,707
Barco NV	4,866	598,928
Bekaert S.A.	11,685	498,356
bpost S.A.	18,928	427,739
Cie d’Entreprises CFE	3,200	435,625
Cie Immobiliere de Belgique S.A.	1,276	83,851
D’ieteren S.A.	8,787	356,013
Deceuninck NV	27,313	97,562
Econocom Group S.A.	39,556	289,670
Elia System Operator S.A.	11,318	707,616
Euronav NV (e)	30,049	249,485
EVS Broadcast Equipment S.A.	4,761	153,824
Exmar NV (c)	10,339	66,805
Fagron (c)	12,062	187,999
Galapagos NV (c)	16,401	1,640,683
GIMV NV	450	27,222
Ion Beam Applications	6,507	131,605

Belgium—(Continued)
Jensen-Group NV	738	39,688
Kinepolis Group NV	6,316	419,038
Lotus Bakeries NV	96	281,433
MDxHealth (c) (e)	5,915	26,250
Melexis NV	5,431	541,562
Nyrstar NV (c) (e)	26,926	189,647
Ontex Group NV	11,978	320,568
Orange Belgium S.A.	13,209	270,418
Picanol	1,189	134,112
RealDolmen NV	1,200	54,340
Recticel S.A.	18,423	231,230
Resilux NV	229	39,120
Roularta Media Group NV	1,629	45,307
Sioen Industries NV	3,290	120,530
Sipef S.A.	3,358	245,902
Tessenderlo Group S.A. (c)	13,457	563,972
ThromboGenics NV (c) (e)	9,279	48,314
Umicore S.A.	35,996	1,909,593
Van de Velde NV	2,213	103,486
Viohalco S.A. (c)	45,397	196,111

		14,794,010

Cambodia—0.1%
NagaCorp, Ltd.	458,000	473,753

Canada—7.3%
5N Plus, Inc. (c)	33,732	78,547
Absolute Software Corp.	18,754	96,656
Acadian Timber Corp. (e)	3,800	56,660
Advantage Oil & Gas, Ltd. (c)	91,030	269,200
Aecon Group, Inc.	30,622	436,388
AG Growth International, Inc.	5,820	242,856
AGF Management, Ltd. - Class B	32,280	164,363
AGT Food & Ingredients, Inc. (e)	7,901	102,354
Aimia, Inc.	40,971	55,016
AirBoss of America Corp.	3,761	37,249
AKITA Drilling, Ltd. - Class A	2,003	11,520
Alamos Gold, Inc. - Class A	124,119	645,475
Alaris Royalty Corp.	8,954	113,910
Algoma Central Corp.	4,410	48,949
Alio Gold, Inc. (c)	5,966	11,623
Altius Minerals Corp.	9,660	105,421
Altus Group, Ltd.	14,488	366,825
Amerigo Resources, Ltd. (c)	2,000	1,552
Andrew Peller, Ltd. - Class A	6,617	93,168
Asanko Gold, Inc. (c)	23,027	23,235
Athabasca Oil Corp. (c)	78,524	72,530
ATS Automation Tooling Systems, Inc. (c)	36,533	501,625
AutoCanada, Inc.	8,428	145,487
Avigilon Corp. (c)	14,381	301,160
B2Gold Corp. (c)	232,049	635,800
Badger Daylighting, Ltd. (e)	11,862	237,268
Baytex Energy Corp. (c)	67,105	183,864
Bellatrix Exploration, Ltd. (c)	12,053	13,191
Birchcliff Energy, Ltd.	60,552	175,309
Bird Construction, Inc. (e)	18,612	123,517

BHFTII-59

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Canada—(Continued)
Black Diamond Group, Ltd.	19,812	$35,830
BlackPearl Resources, Inc. (c)	117,817	96,020
BMTC Group, Inc.	5,387	64,601
Bonavista Energy Corp.	62,296	57,057
Bonterra Energy Corp.	12,499	128,449
Boralex, Inc. - Class A	17,054	296,114
Brookfield Real Estate Services, Inc.	800	10,805
BRP, Inc.	10,168	390,509
BSM Technologies, Inc. (c)	15,600	15,620
Calfrac Well Services, Ltd. (c) (e)	35,593	162,722
Calian Group, Ltd.	2,846	68,369
Callidus Capital Corp.	4,100	20,972
Canaccord Genuity Group, Inc.	54,653	293,977
Canacol Energy, Ltd. (c) (e)	37,461	122,413
Canadian Western Bank	32,028	821,613
Canfor Corp. (c)	17,141	390,490
Canfor Pulp Products, Inc.	15,297	196,979
CanWel Building Materials Group, Ltd.	9,304	45,857
Capital Power Corp.	41,208	775,319
Capstone Mining Corp. (c)	117,839	109,758
Cara Operations, Ltd.	1,150	26,073
Cardinal Energy, Ltd. (e)	350	1,182
Cargojet, Inc.	1,200	63,532
Cascades, Inc.	39,036	403,889
Celestica, Inc. (c)	38,585	399,222
Celestica, Inc. (U.S. Listed Shares) (c)	223	2,308
Centerra Gold, Inc. (c)	62,285	357,268
Cervus Equipment Corp.	2,998	31,903
CES Energy Solutions Corp.	45,937	209,655
Chesswood Group, Ltd.	2,000	16,797
Chinook Energy, Inc. (c)	27,917	4,117
Cineplex, Inc. (e)	19,436	472,945
Clairvest Group, Inc.	200	6,854
Clearwater Seafoods, Inc. (e)	7,044	25,041
Cogeco Communications, Inc.	533	29,183
Cogeco, Inc.	2,309	122,749
Colliers International Group, Inc.	11,880	824,735
Computer Modelling Group, Ltd.	21,620	155,897
Cona Resources, Ltd.	4,700	9,193
Continental Gold, Inc. (c)	20,900	57,427
Copper Mountain Mining Corp. (c) (e)	57,011	52,659
Corby Spirit and Wine, Ltd.	3,957	59,707
Corridor Resources, Inc. (c)	21,385	11,619
Corus Entertainment, Inc. - B Shares (e)	31,990	150,223
Cott Corp.	44,379	652,759
Cott Corp. (U.S. Listed Shares)	2,000	29,440
Crew Energy, Inc. (c) (e)	69,029	101,265
CRH Medical Corp. (c)	11,000	27,834
Delphi Energy Corp. (c) (e)	95,850	64,726
Denison Mines Corp. (c) (e)	247,548	111,443
Descartes Systems Group, Inc. (The) (c)	28,586	816,965
Detour Gold Corp. (c)	21,700	219,636
DHX Media, Ltd. (e)	28,196	82,946
DIRTT Environmental Solutions (c)	14,300	54,942
Dorel Industries, Inc. - Class B	12,134	274,542
Dundee Precious Metals, Inc. (c)	40,545	96,929
E-L Financial Corp., Ltd.	177	111,007

Canada—(Continued)
Echelon Financial Holdings, Inc. (c)	900	8,564
EcoSynthetix, Inc. (c)	800	1,198
Eldorado Gold Corp. (c)	112,292	94,132
EnerCare, Inc.	31,725	434,377
Enerflex, Ltd.	29,289	349,190
Enerplus Corp.	40,100	451,002
Enghouse Systems, Ltd.	7,089	374,988
Ensign Energy Services, Inc.	51,526	241,563
Entertainment One, Ltd.	6,471	25,546
Epsilon Energy, Ltd. (c)	21,856	42,411
Equitable Group, Inc. (e)	3,909	162,871
Essential Energy Services Trust (c)	53,526	21,604
Evertz Technologies, Ltd.	9,149	122,569
Exchange Income Corp.	3,551	85,058
Exco Technologies, Ltd.	13,332	94,064
EXFO, Inc. (c)	85	356
Extendicare, Inc.	37,356	245,300
Fiera Capital Corp.	12,719	108,497
Firm Capital Mortgage Investment Corp.	8,474	85,177
First Majestic Silver Corp. (c)	33,160	203,076
First National Financial Corp. (e)	4,907	98,266
FirstService Corp.	12,380	907,204
Fortress Global Enterprises, Inc. (c)	7,338	19,992
Fortuna Silver Mines, Inc. (c)	60,121	313,590
Freehold Royalties, Ltd.	30,212	289,609
Gamehost, Inc.	4,952	40,551
Genesis Land Development Corp.	14,348	41,763
Genworth MI Canada, Inc. (e)	12,625	401,774
Gibson Energy, Inc.	29,744	383,473
Glacier Media, Inc. (c)	9,600	5,216
Gluskin Sheff & Associates, Inc. (e)	10,533	119,200
GMP Capital, Inc.	28,336	60,923
Goeasy, Ltd.	2,000	58,959
Gran Tierra Energy, Inc. (c)	109,213	303,475
Granite Oil Corp.	10,252	21,087
Great Canadian Gaming Corp. (c)	14,894	378,492
Great Panther Silver, Ltd. (c)	67,206	78,768
Guyana Goldfields, Inc. (c)	48,247	186,494
Hanfeng Evergreen, Inc. (a) (b) (c) (d)	12,100	0
Heroux-Devtek, Inc. (c)	14,606	169,941
High Liner Foods, Inc.	4,807	41,602
Home Capital Group, Inc. (c) (e)	20,814	219,069
Horizon North Logistics, Inc.	30,612	49,897
HudBay Minerals, Inc.	103,103	729,848
Hudson’s Bay Co. (e)	16,774	116,136
IAMGOLD Corp. (c)	152,782	792,163
Imperial Metals Corp. (c) (e)	18,151	30,150
Indigo Books & Music, Inc. (c)	1,986	28,903
Information Services Corp.	800	10,730
Innergex Renewable Energy, Inc.	40,708	416,133
Interfor Corp. (c)	31,992	583,298
International Tower Hill Mines, Ltd. (c)	21,604	10,900
Intertape Polymer Group, Inc.	20,313	326,528
Iron Bridge Resources, Inc. (c) (e)	72,808	28,821
Jean Coutu Group PJC, Inc. (The) - Class A	15,725	299,768
Just Energy Group, Inc.	58,790	259,646
K-Bro Linen, Inc.	2,319	65,213

BHFTII-60

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Canada—(Continued)
Kelt Exploration, Ltd. (c)	26,451	$141,253
Kinaxis, Inc. (c)	1,060	68,157
Kingsway Financial Services, Inc. (c)	8,765	33,404
Kirkland Lake Gold, Ltd.	42,041	651,654
Klondex Mines, Ltd. (c)	48,447	114,692
Knight Therapeutics, Inc. (c)	33,205	199,743
KP Tissue, Inc.	1,400	12,692
Labrador Iron Ore Royalty Corp. (e)	15,800	258,765
Laurentian Bank of Canada	13,206	485,455
Leon’s Furniture, Ltd.	9,639	127,188
Lightstream Resources, Ltd. (a) (b) (c) (d)	108,373	0
Liquor Stores N.A., Ltd.	12,660	96,398
Lucara Diamond Corp.	110,136	171,827
Magellan Aerospace Corp.	5,794	87,876
Mainstreet Equity Corp. (c)	2,561	79,751
Major Drilling Group International, Inc. (c)	36,670	189,562
Mandalay Resources Corp.	87,627	13,263
Manitok Energy, Inc. (a) (b) (c) (d)	123	0
Martinrea International, Inc.	32,289	381,699
Maxim Power Corp. (c)	2,800	5,346
Mediagrif Interactive Technologies, Inc.	4,176	33,548
Medical Facilities Corp.	12,861	140,055
MEG Energy Corp. (c)	33,700	119,017
Melcor Developments, Ltd.	3,120	34,921
Morguard Corp.	900	118,631
Morneau Shepell, Inc.	16,285	326,749
MTY Food Group, Inc.	5,780	226,112
Mullen Group, Ltd. (e)	37,792	432,085
Nautilus Minerals, Inc. (c)	134,471	22,962
Nevsun Resources, Ltd. (e)	81,011	193,041
New Flyer Industries, Inc.	13,536	615,258
New Gold, Inc. (c)	118,248	306,554
Newalta Corp. (c)	23,919	23,021
Norbord, Inc.	6,718	243,566
North American Energy Partners, Inc.	14,743	77,471
North West Co., Inc. (The)	17,071	358,155
Northland Power, Inc.	18,861	336,858
NuVista Energy, Ltd. (c)	59,117	323,954
Obsidian Energy, Ltd. (c)	163,188	163,397
Osisko Gold Royalties, Ltd.	22,106	213,450
Painted Pony Energy, Ltd. (c) (e)	38,738	64,045
Pan American Silver Corp.	44,315	714,420
Paramount Resources, Ltd. - Class A (c)	19,290	222,044
Parex Resources, Inc. (c)	55,359	778,597
Parkland Fuel Corp.	26,463	595,461
Pason Systems, Inc.	22,516	301,472
Pengrowth Energy Corp. (c) (e)	183,295	118,085
Petrus Resources, Ltd. (c)	1,290	1,111
PHX Energy Services Corp. (c)	12,350	18,597
Pizza Pizza Royalty Corp.	6,998	76,859
Platinum Group Metals, Ltd. (c)	3,208	934
Points International, Ltd. (c)	5,320	52,649
Polymet Mining Corp. (c) (e)	38,355	33,343
Precision Drilling Corp. (c)	103,898	288,706
Premium Brands Holdings Corp.	7,879	724,696
Pulse Seismic, Inc. (e)	15,720	35,873
Quarterhill, Inc.	58,061	84,274

Canada—(Continued)
Questerre Energy Corp. - Class A (c) (e)	83,569	70,703
Raging River Exploration, Inc. (c)	56,263	272,504
RB Energy, Inc. (c) (d)	76,741	31
Reitmans Canada, Ltd. - Class A	20,566	64,331
Richelieu Hardware, Ltd.	18,390	429,935
Rocky Mountain Dealerships, Inc.	3,738	35,571
Rogers Sugar, Inc.	35,106	168,943
Russel Metals, Inc. (e)	24,422	531,906
Sabina Gold & Silver Corp. (c)	57,206	70,156
Sandstorm Gold, Ltd. (c)	48,383	230,583
Secure Energy Services, Inc.	55,376	315,489
SEMAFO, Inc. (c)	123,983	357,028
ShawCor, Ltd.	20,891	395,654
Sherritt International Corp. (c)	30,464	26,720
Sienna Senior Living, Inc.	14,276	197,571
Sierra Wireless, Inc. (c)	16,910	278,913
Sleep Country Canada Holdings, Inc.	2,400	63,542
Solium Capital, Inc. (c)	11,317	98,118
Spartan Energy Corp. (c)	23,367	104,107
Sprott Resource Holdings, Inc. (c)	112,715	10,936
Sprott, Inc.	56,027	135,246
SSR Mining, Inc. (c)	37,551	361,709
Stantec, Inc.	19,182	473,315
Stars Group, Inc. (The) (c)	17,000	469,220
Stella-Jones, Inc.	10,990	388,214
Stornoway Diamond Corp. (c)	70,074	30,459
Strad Energy Services, Ltd. (c)	10,641	12,224
Street Capital Group, Inc. (c)	5,900	3,435
Stuart Olson, Inc.	11,157	64,776
Student Transportation, Inc.	27,425	205,206
SunOpta, Inc. (c) (e)	26,392	188,258
Superior Plus Corp.	44,558	426,783
Surge Energy, Inc.	85,275	130,393
Taseko Mines, Ltd. (c)	108,786	128,346
Teranga Gold Corp. (c)	24,518	85,447
TFI International, Inc.	25,364	651,843
Theratechnologies, Inc. (c)	11,600	84,005
TMX Group, Ltd.	7,727	448,320
TORC Oil & Gas, Ltd.	47,624	243,970
Torex Gold Resources, Inc. (c)	16,690	102,471
Toromont Industries, Ltd.	21,750	944,214
Torstar Corp. - Class B	21,453	29,806
Total Energy Services, Inc.	17,786	189,822
TransAlta Corp.	62,449	338,335
TransAlta Renewables, Inc.	10,414	95,786
Transcontinental, Inc. - Class A	26,130	516,171
TransGlobe Energy Corp. (c)	36,372	48,840
Trevali Mining Corp. (c)	55,100	55,598
Trican Well Service, Ltd. (c)	101,707	236,831
Tricon Capital Group, Inc.	4,400	33,640
Trinidad Drilling, Ltd. (c)	83,773	115,742
Uni-Select, Inc.	13,271	206,015
Valener, Inc.	16,303	255,867
Vecima Networks, Inc.	2,500	18,881
Wajax Corp.	7,885	149,089
Wesdome Gold Mines, Ltd. (c)	38,107	57,973
Western Energy Services Corp. (c) (e)	27,573	22,472

BHFTII-61

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Canada—(Continued)
Western Forest Products, Inc.	145,247	$291,993
WestJet Airlines, Ltd.	861	15,839
Westshore Terminals Investment Corp.	18,288	316,262
Whitecap Resources, Inc.	61,960	378,969
Winpak, Ltd.	8,852	332,890
Xtreme Drilling Corp. (c)	4,967	8,250
Yamana Gold, Inc.	62,462	172,597
Yangarra Resources, Ltd. (c)	15,200	51,439
Yellow Pages, Ltd. (c)	6,975	37,843
ZCL Composites, Inc.	9,681	88,217
Zenith Capital Corp. (a) (b) (c) (d)	12,830	807

		51,537,194

China—0.2%
APT Satellite Holdings, Ltd.	164,250	75,397
Asia Satellite Telecommunications Holdings, Ltd.	58,500	51,889
BeijingWest Industries International, Ltd.	41,200	6,285
BOE Varitronix, Ltd.	137,000	70,196
Bund Center Investment, Ltd.	138,000	77,025
CGN Mining Co., Ltd.	145,000	9,321
China Chuanglian Education Financial Group, Ltd. (c)	336,000	4,654
China Display Optoelectronics Technology Holdings, Ltd.	136,000	12,582
China Gold International Resources Corp., Ltd. (c)	62,113	128,242
China Ludao Technology Co., Ltd. (c)	56,000	9,173
Chong Hing Bank, Ltd.	7,000	14,124
CITIC Telecom International Holdings, Ltd.	467,000	135,746
FIH Mobile, Ltd.	333,000	72,357
First Sponsor Group, Ltd.	8,628	9,163
Fountain SET Holdings, Ltd.	422,000	62,695
Goodbaby International Holdings, Ltd.	126,000	86,734
Guangnan Holdings, Ltd.	264,000	31,401
Guotai Junan International Holdings, Ltd.	571,600	166,464
iOne Holdings, Ltd. (c)	520,000	11,264
Microport Scientific Corp.	10,000	10,903
Neo-Neon Holdings, Ltd. (c)	322,500	31,360
New Sports Group, Ltd. (c)	111,500	11,614
Shenwan Hongyuan HK, Ltd.	172,500	53,271
Sino Grandness Food Industry Group, Ltd. (c)	199,272	29,889
SITC International Holdings Co., Ltd.	223,000	223,440

		1,395,189

Denmark—2.3%
ALK-Abello A/S (c)	1,596	200,551
Alm Brand A/S	31,959	326,740
Ambu A/S	47,740	1,082,870
Bang & Olufsen A/S (c)	9,221	234,049
Bavarian Nordic A/S (c)	10,666	335,423
Brodrene Hartmann A/S	663	39,317
Columbus A/S	9,340	22,233
D/S Norden A/S (c) (e)	6,460	116,369
DFDS A/S	11,185	628,364
FLSmidth & Co. A/S	15,133	978,118
GN Store Nord A/S	44,878	1,592,512
H+H International A/S - Class B (c)	1,737	37,958
Harboes Bryggeri A/S - Class B	1,454	21,193
IC Group A/S	3,209	74,842

Denmark—(Continued)
Jeudan A/S (c)	201	29,726
Jyske Bank A/S	14,672	869,290
Matas A/S	972	10,527
Nilfisk Holding A/S (c)	6,820	320,053
NKT A/S (c) (e)	6,820	223,084
NNIT A/S	1,555	44,720
Nordjyske Bank A/S	185	5,068
Parken Sport & Entertainment A/S	2,351	29,447
PER Aarsleff Holding A/S	8,472	317,504
Ringkjoebing Landbobank A/S	9,819	538,924
Rockwool International A/S - B Shares	3,162	940,962
Royal Unibrew A/S	15,546	1,033,606
RTX A/S	2,568	68,894
Santa Fe Group A/S (c)	7,121	42,970
Schouw & Co. A/S	5,755	570,869
SimCorp A/S	14,182	988,461
Solar A/S - B Shares	2,435	160,825
Spar Nord Bank A/S	32,428	387,464
Sydbank A/S	26,018	959,434
TDC A/S (c)	182,585	1,514,613
TK Development A/S (c) (e)	37,491	42,835
Topdanmark A/S (c)	22,026	1,043,140
United International Enterprises	850	188,792
Vestjysk Bank A/S (c)	3,300	1,457
Zealand Pharma A/S (c)	4,720	72,933

		16,096,137

Finland—2.7%
Ahtium PLC (a) (b) (c) (d)	286,881	2,012
Aktia Bank Oyj	5,638	63,744
Alma Media Oyj	22,695	198,535
Amer Sports Oyj (c)	47,651	1,470,727
Apetit Oyj	1,205	21,008
Aspo Oyj	8,414	103,174
Atria Oyj	2,604	39,510
BasWare Oyj (c)	3,525	189,776
Bittium Oyj (e)	4,041	29,738
Cargotec Oyj - B Shares (e)	12,591	671,530
Caverion Oyj (c)	36,589	276,606
Citycon Oyj (e)	146,997	330,759
Cramo Oyj	9,503	198,545
Elisa Oyj (e)	18,760	849,720
F-Secure Oyj (e)	35,820	161,323
Ferratum Oyj	323	10,222
Finnair Oyj	24,728	344,486
Fiskars Oyj Abp (e)	17,515	437,849
HKScan Oyj - A Shares	6,704	25,337
Huhtamaki Oyj	34,101	1,497,755
Ilkka-Yhtyma Oyj	2,976	12,148
Kemira Oyj	41,153	527,258
Kesko Oyj - A Shares	933	52,385
Kesko Oyj - B Shares	24,862	1,425,847
Konecranes Oyj	16,662	724,081
Lassila & Tikanoja Oyj	12,398	257,310
Metsa Board Oyj	86,501	869,664
Metso Oyj (e)	25,057	791,109

BHFTII-62

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Finland—(Continued)
Nokian Renkaat Oyj	40,917	$1,861,162
Olvi Oyj - A Shares	6,303	218,165
Oriola-KD Oyj - B Shares (e)	53,692	162,774
Orion Oyj - Class A (e)	8,256	283,597
Outokumpu Oyj (e)	102,277	698,757
Outotec Oyj (c) (e)	52,402	468,968
Ponsse Oyj	3,208	113,153
Poyry Oyj	14,295	93,300
Raisio Oyj - V Shares (e)	55,399	246,836
Ramirent Oyj	31,090	256,728
Rapala VMC Oyj	8,902	39,235
Raute Oyj - A Shares	72	2,714
Sanoma Oyj	31,912	374,548
Stockmann Oyj Abp - B Shares (c) (e)	11,956	56,088
Technopolis Oyj	66,184	299,242
Teleste Oyj	772	6,470
Tieto Oyj (e)	21,736	725,624
Tikkurila Oyj (e)	12,873	247,723
Uponor Oyj	19,661	328,929
Vaisala Oyj - A Shares	3,386	180,855
Valmet Oyj	28,977	581,495
YIT Oyj	51,511	431,830

		19,260,351

France—4.9%
ABC Arbitrage	7,498	62,011
Actia Group	4,338	41,914
Air France-KLM (c)	48,793	542,089
Akka Technologies S.A.	1,890	115,008
Albioma S.A.	13,155	311,750
Altamir Amboise	9,152	148,083
Alten S.A.	8,345	804,799
Altran Technologies S.A. (e)	59,194	877,336
Antalis International SAS (c)	2,044	4,543
APRIL S.A.	8,341	155,120
Assystem	4,398	150,811
Aubay	1,785	91,784
Axway Software S.A.	2,132	47,233
Bastide le Confort Medical	590	33,621
Beneteau S.A.	15,076	328,280
Bigben Interactive	614	9,535
Boiron S.A.	2,586	218,084
Bonduelle SCA	6,799	287,725
Bourbon S.A. (e)	1,528	8,966
Burelle S.A.	117	194,442
Casino Guichard Perrachon S.A.	6,523	319,838
Catering International Services	541	11,187
Cegedim S.A. (c)	2,643	122,028
CGG S.A. (c)	16,340	32,425
Chargeurs S.A.	7,964	232,883
Chargeurs S.A. (c)	89	2,598
Cie des Alpes	3,241	117,935
Cie Plastic Omnium S.A.	15,406	738,580
Coface S.A. (c)	7,467	85,470
Derichebourg S.A.	31,305	275,886
Devoteam S.A.	1,963	208,079

France—(Continued)
Edenred	53,492	1,861,320
Electricite de Strasbourg S.A.	88	14,250
Elior Group S.A.	19,633	427,043
Elis S.A.	7,311	181,056
Eramet (c)	2,506	345,599
Esso S.A. Francaise (c)	1,341	71,770
Europcar Groupe S.A.	3,276	36,464
Eutelsat Communications S.A.	13,056	258,897
Exel Industries - A Shares	618	81,010
Faurecia	11	891
Fleury Michon S.A.	461	27,674
Fnac Darty S.A. (c)	5,410	573,145
Fnac Darty S.A. (c)	2,374	254,520
Gaztransport Et Technigaz S.A.	5,461	342,564
GEA	165	20,508
Getlink SE	23,306	332,733
GL Events	3,794	114,229
Groupe Crit	1,062	114,265
Groupe Gorge (c)	1,266	23,456
Groupe Open	1,130	47,148
Guerbet	2,188	174,303
Haulotte Group S.A.	5,337	110,039
HERIGE SADCS	235	12,093
HiPay Group S.A. (c)	1,527	23,604
ID Logistics Group (c)	428	76,380
Imerys S.A.	3,235	314,617
Ingenico Group S.A.	12,615	1,026,414
Interparfums S.A.	1,457	67,136
IPSOS	12,134	477,107
Jacquet Metal Service	7,386	267,074
Kaufman & Broad S.A.	2,326	122,628
Korian S.A.	21,040	712,557
Lagardere SCA	36,064	1,030,695
Lanson-BCC	15	572
Laurent-Perrier	1,367	159,435
Le Belier	299	21,780
Lectra	8,150	230,372
Linedata Services	855	33,177
LISI	8,732	352,144
LNA Sante S.A.	1,488	103,751
Maisons France Confort S.A.	1,526	97,191
Manitou BF S.A.	3,893	165,455
Manutan International	589	65,460
Mersen S.A.	8,985	409,024
METabolic EXplorer S.A. (c)	6,035	15,131
Metropole Television S.A.	7,193	185,327
MGI Coutier	3,301	124,509
Mr. Bricolage	601	11,205
Naturex (c)	2,045	337,361
Neopost S.A.	12,528	330,321
Nexans S.A.	10,974	568,210
Nexity S.A.	12,502	802,027
NRJ Group (c)	9,690	102,798
Oeneo S.A.	4,362	54,590
Onxeo S.A. (c) (e)	8,671	14,277
Onxeo S.A. (c)	4,566	8,088
Orpea	9,047	1,151,138

BHFTII-63

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

France—(Continued)
Parrot S.A. (c)	2,647	$17,032
Pierre & Vacances S.A. (c)	2,596	116,195
Plastivaloire	1,576	35,446
Rallye S.A. (e)	8,966	134,746
Recylex S.A. (c)	3,335	42,313
Rexel S.A.	65,431	1,108,202
Robertet S.A.	66	40,680
Rothschild & Co.	488	17,974
Rubis SCA	34,768	2,512,561
Samse S.A.	107	22,523
Sartorius Stedim Biotech	4,904	443,925
Savencia S.A.	2,303	247,176
Seche Environnement S.A.	1,555	57,432
Sequana S.A. (c)	10,224	9,013
SES-imagotag S.A. (c)	383	13,035
Societe des Bains de Mer et du Cercle des Etrangers a Monaco (c)	16	1,080
Societe Marseillaise du Tunnel Prado-Carenage S.A.	293	8,300
Societe pour l’Informatique Industrielle	713	22,151
Societe Television Francaise 1	21,284	289,926
SOITEC (c)	5,935	431,301
Solocal Group (c)	140,462	199,166
Somfy S.A.	1,645	167,182
Sopra Steria Group	5,161	1,053,608
SPIE S.A.	12,516	277,101
Ste Industrielle d’Aviation Latecoere S.A. (c)	26,469	162,313
STEF S.A.	1,145	143,787
Sword Group	3,095	133,608
Synergie S.A.	3,810	239,796
Tarkett S.A.	3,785	126,861
Technicolor S.A.	88,305	149,610
Teleperformance SE	3,607	559,688
Tessi S.A. (c)	727	154,437
TFF Group	1,232	65,527
Thermador Groupe	1,081	153,184
Total Gabon	324	58,684
Touax S.A. (c)	1,706	21,020
Trigano S.A.	3,132	566,650
UBISOFT Entertainment S.A. (c)	25,134	2,123,135
Union Financiere de France BQE S.A.	1,257	47,636
Vallourec S.A. (c) (e)	64,313	342,347
Valneva SE (c)	15,386	67,418
Vetoquinol S.A.	1,341	91,107
Vicat S.A.	5,373	405,982
VIEL & Cie S.A.	4,205	29,924
Vilmorin & Cie S.A.	2,684	233,835
Virbac S.A. (c)	1,270	186,726
Vranken-Pommery Monopole S.A.	958	26,765

		34,824,683

Georgia—0.1%
BGEO Group plc	7,105	355,010

Germany—6.0%
Aareal Bank AG	26,928	1,284,644
Adler Modemaerkte AG (c)	2,828	17,762
ADLER Real Estate AG (c)	4,349	73,452

Germany—(Continued)
ADO Properties S.A.	203	11,420
ADVA Optical Networking SE (c)	13,833	91,228
AIXTRON SE (c)	23,496	454,205
Allgeier SE	2,942	93,490
Amadeus Fire AG	1,986	222,114
Aurubis AG	14,317	1,205,270
Axel Springer SE	5,481	458,872
Basler AG	236	50,305
Bauer AG	4,696	110,764
BayWa AG	5,731	202,172
BayWa AG	305	11,865
Bechtle AG	10,952	888,415
Bertrandt AG	1,677	191,423
Bijou Brigitte AG	1,603	90,199
Bilfinger SE	3,381	154,083
Borussia Dortmund GmbH & Co. KGaA (Xetra Exchange)	26,420	166,114
CANCOM SE	6,787	699,525
Carl Zeiss Meditec AG	9,550	609,831
CECONOMY AG	5,030	58,004
CENIT AG	3,413	85,442
CENTROTEC Sustainable AG	3,158	54,739
Cewe Stiftung & Co. KGaA	2,303	226,501
Comdirect Bank AG	13,399	194,539
CompuGroup Medical SE	7,545	408,678
CropEnergies AG	9,235	58,996
CTS Eventim AG & Co. KGaA	14,485	679,689
Data Modul AG	138	12,744
Delticom AG	1,562	18,189
Deutsche Beteiligungs AG	2,815	136,537
Deutsche Euroshop AG	7,396	271,161
Deutsche Pfandbriefbank AG	10,699	168,693
Deutz AG	35,346	324,408
DIC Asset AG	7,859	99,121
DMG Mori AG	8,384	482,100
Dr. Hoenle AG	2,084	180,485
Draegerwerk AG & Co. KGaA	1,062	78,365
Duerr AG	7,675	843,257
Eckert & Ziegler AG	1,629	69,492
Elmos Semiconductor AG	5,394	165,624
ElringKlinger AG	11,206	209,071
Euromicron AG (c)	2,048	17,914
Fielmann AG	510	41,281
Francotyp-Postalia Holding AG	3,300	15,446
Freenet AG	49,368	1,502,530
FUCHS Petrolub SE	843	42,947
Gerresheimer AG	9,821	806,605
Gerry Weber International AG	9,842	95,083
Gesco AG	4,563	160,179
GFT Technologies SE	5,932	95,166
Grammer AG	5,154	323,478
GRENKE AG	5,112	542,506
H&R GmbH & Co. KGaA (c)	4,195	63,325
Hamburger Hafen und Logistik AG	8,624	194,084
Heidelberger Druckmaschinen AG (c)	100,140	375,515
Hella GmbH & Co. KGaA	3,990	262,489
HolidayCheck Group AG (c)	1,815	6,096
Hornbach Baumarkt AG	1,543	53,196

BHFTII-64

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Germany—(Continued)
Hugo Boss AG	14,220	$1,239,339
Indus Holding AG	9,327	654,060
Isra Vision AG	1,471	310,029
Jenoptik AG	19,047	673,785
K&S AG	40,966	1,182,511
Kloeckner & Co. SE	34,891	437,903
Koenig & Bauer AG	4,373	401,388
Krones AG	5,091	686,128
KSB SE & Co. KGaA	82	45,524
KWS Saat SE	745	289,614
LANXESS AG	19,586	1,501,696
LEG Immobilien AG	14,741	1,658,536
Leifheit AG	1,890	55,776
Leoni AG	12,471	797,793
LPKF Laser & Electronics AG (c)	4,316	46,422
Manz AG (c)	1,272	48,963
Medigene AG (c)	3,423	60,868
MLP SE	20,985	127,656
Nemetschek SE	5,815	652,388
Nexus AG	2,764	86,496
Nordex SE (c)	23,261	202,521
Norma Group SE	10,781	807,699
OHB SE	2,315	100,301
OSRAM Licht AG	13,453	990,566
Paragon AG	357	29,804
Patrizia Immobilien AG (c)	19,307	428,342
Pfeiffer Vacuum Technology AG	2,392	371,951
PNE Wind AG	24,548	79,272
Progress-Werk Oberkirch AG	822	43,393
PSI Software AG	2,118	44,965
Puma SE	549	267,958
PVA TePla AG (c)	3,358	61,736
QSC AG	26,632	46,573
R Stahl AG	1,594	59,215
Rational AG	443	278,939
Rheinmetall AG	12,940	1,839,681
Rhoen Klinikum AG	15,358	517,757
RIB Software SE	8,127	173,257
SAF-Holland S.A.	22,056	445,562
Salzgitter AG	12,083	619,453
Schaltbau Holding AG (c)	2,824	89,766
SHW AG	2,013	88,195
Siltronic AG (c)	2,550	436,513
Sixt SE	4,968	539,125
SMA Solar Technology AG	3,992	226,113
SMT Scharf AG (c)	831	16,372
Softing AG	1,971	21,341
Software AG	18,372	962,159
Stabilus S.A.	3,005	287,096
Stroeer SE & Co. KGaA	8,451	591,166
Suedzucker AG	26,310	446,567
Surteco SE	1,501	46,580
Suss Microtec AG (c)	6,216	95,079
TAG Immobilien AG	39,448	818,411
Takkt AG	11,656	265,553
Technotrans AG	2,427	119,804
Tele Columbus AG (c)	1,323	14,292

Germany—(Continued)
TLG Immobilien AG	8,220	225,733
Tom Tailor Holding SE (c)	8,518	89,170
Traffic Systems SE	1,794	44,171
VERBIO Vereinigte BioEnergie AG	4,145	21,811
Vossloh AG (c)	4,712	236,253
VTG AG	4,846	274,356
Wacker Chemie AG	2,424	398,295
Wacker Neuson SE	10,071	349,648
Washtec AG	3,431	327,079
Wuestenrot & Wuerttembergische AG	515	12,167
XING SE	988	288,039
Zeal Network SE	1,934	62,169

		42,269,671

Ghana—0.2%
Tullow Oil plc (c)	457,293	1,259,916

Greenland—0.0%
Gronlandsbanken A/S	17	1,752

Guernsey, Channel Islands—0.0%
Raven Russia, Ltd. (c)	77,548	47,338

Hong Kong—2.6%
Agritrade Resources, Ltd.	540,000	85,158
Alco Holdings, Ltd.	136,000	24,275
Allan International Holdings	20,000	5,488
Allied Group, Ltd.	22,000	141,528
Allied Properties HK, Ltd.	944,024	196,830
APAC Resources, Ltd.	47,217	8,088
Applied Development Holdings, Ltd. (c)	250,000	20,856
Arts Optical International Holdings, Ltd.	16,000	4,281
Asia Financial Holdings, Ltd.	254,000	149,392
Asia Standard International Group, Ltd.	296,000	75,430
Associated International Hotels, Ltd. (d)	14,000	43,883
Auto Italia Holdings (c)	175,000	2,225
Bel Global Resources Holdings, Ltd. (a) (b) (c) (d)	520,000	0
Bonjour Holdings, Ltd. (c)	615,000	17,856
Bossini International Holdings, Ltd.	302,000	13,892
Bright Smart Securities & Commodities Group, Ltd.	96,000	31,025
Brightoil Petroleum Holdings, Ltd. (a) (b) (c) (d)	664,000	95,182
Brockman Mining, Ltd. (c)	2,516,770	37,235
Burwill Holdings, Ltd. (c)	1,566,000	69,334
Cafe de Coral Holdings, Ltd.	116,000	290,175
Camsing International Holding, Ltd. (c)	18,000	13,312
Cash Financial Services Group, Ltd. (c)	288,000	6,115
Century City International Holdings, Ltd.	616,000	59,165
Champion Technology Holdings, Ltd. (c)	61,654	7,025
Chen Hsong Holdings	150,000	44,115
Cheuk Nang Holdings, Ltd.	95,574	56,566
Chevalier International Holdings, Ltd.	75,139	119,136
China Energy Development Holdings, Ltd. (c)	3,670,000	37,480
China Flavors & Fragrances Co., Ltd.	71,446	20,078
China LNG Group, Ltd. (c)	184,000	28,147
China Motor Bus Co., Ltd.	1,200	15,219
China Soft Power Technology Holdings, Ltd. (c)	48,435	759

BHFTII-65

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Hong Kong—(Continued)
China Solar Energy Holdings, Ltd. (a) (b) (c) (d)	162,000	$697
China Star Entertainment, Ltd. (c)	126,000	7,588
China Strategic Holdings, Ltd. (c)	3,402,500	38,785
China Ting Group Holdings, Ltd.	318,550	15,927
Chinese Estates Holdings, Ltd.	68,000	102,596
Chinney Investment, Ltd.	8,000	3,494
Chow Sang Sang Holdings International, Ltd.	119,000	251,094
Chuang’s China Investments, Ltd.	511,500	37,971
Chuang’s Consortium International, Ltd.	382,357	86,235
CK Life Sciences International Holdings, Inc.	1,594,000	116,167
CNT Group, Ltd.	246,000	13,447
Common Splendor International Health Industry Group, Ltd. (c)	342,000	41,500
Continental Holdings, Ltd. (c)	220,000	3,721
Convoy Global Holdings, Ltd. (a) (b) (c) (d)	1,314,000	27,960
CP Lotus Corp. (c)	1,750,000	25,816
Crocodile Garments (c)	216,000	22,689
Cross-Harbour Holdings, Ltd. (The)	119,000	194,609
CSI Properties, Ltd.	2,574,023	159,311
CST Group, Ltd. (c)	8,984,000	39,316
Dah Sing Banking Group, Ltd.	172,671	378,367
Dah Sing Financial Holdings, Ltd.	66,260	420,832
Dickson Concepts International, Ltd.	131,000	47,711
DMX Technologies Group, Ltd. (a) (b) (c) (d)	186,000	2,894
Eagle Nice International Holdings, Ltd.	120,000	57,743
EcoGreen International Group, Ltd.	118,800	22,483
Emperor Capital Group, Ltd.	540,000	41,705
Emperor Entertainment Hotel, Ltd.	235,000	49,302
Emperor International Holdings, Ltd.	529,250	159,364
Emperor Watch & Jewellery, Ltd.	1,520,000	82,909
ENM Holdings, Ltd. (c)	556,000	57,933
Esprit Holdings, Ltd. (c)	833,950	285,355
eSun Holdings, Ltd. (c)	400,000	64,636
Fairwood Holdings, Ltd.	26,500	104,232
Far East Consortium International, Ltd.	535,269	293,277
Far East Holdings International, Ltd. (c)	150,000	14,848
First Pacific Co., Ltd.	188,000	102,635
Freeman FinTech Corp., Ltd. (c)	600,000	107,728
Future Bright Holdings, Ltd.	156,000	14,746
Future World Financial Holdings, Ltd. (c)	12,575	336
G-Resources Group, Ltd. (c)	10,474,800	96,391
GCL New Energy Holdings, Ltd. (c)	1,406,000	80,700
Get Nice Financial Group, Ltd.	64,350	11,389
Get Nice Holdings, Ltd.	2,574,000	95,845
Giordano International, Ltd.	482,000	283,557
Global Brands Group Holding, Ltd. (c)	896,000	50,670
Glorious Sun Enterprises, Ltd.	393,000	44,356
Gold Peak Industries Holdings, Ltd.	277,714	30,634
Golden Resources Development International, Ltd.	370,000	22,189
Good Resources Holdings, Ltd. (c)	420,000	14,630
Great Eagle Holdings, Ltd.	44,000	223,929
Greentech Technology International, Ltd. (c)	360,000	5,197
Haitong International Securities Group, Ltd.	459,794	270,486
Hanison Construction Holdings, Ltd.	148,009	27,093
Hao Tian Development Group, Ltd. (c)	1,001,000	35,908
Harbour Centre Development, Ltd.	88,000	163,236
HKBN, Ltd.	203,500	240,396
HKR International, Ltd.	332,800	199,710

Hong Kong—(Continued)
Hon Kwok Land Investment Co., Ltd.	140,000	82,936
Hong Kong Aircraft Engineering Co., Ltd.	8,800	51,224
Hong Kong Ferry Holdings Co., Ltd.	22,000	25,228
Hong Kong International Construction Investment Management Group Co., Ltd.	28,000	7,631
Hong Kong Television Network, Ltd. (c)	165,000	70,921
Hongkong & Shanghai Hotels (The)	53,000	81,410
Hongkong Chinese, Ltd.	866,000	154,901
Hopewell Holdings, Ltd.	81,500	313,939
Hsin Chong Group Holdings, Ltd. (a) (b) (c) (d)	918,000	7,673
Huarong Investment Stock Corp., Ltd. (c)	175,000	26,717
Hung Hing Printing Group, Ltd.	252,000	58,379
Hutchison Telecommunications Hong Kong Holdings, Ltd. (e)	526,000	185,972
Imagi International Holdings, Ltd. (c)	90,112	12,266
IPE Group, Ltd.	285,000	58,599
IRC, Ltd. (c)	760,000	16,685
IT, Ltd.	220,000	102,650
ITC Properties Group, Ltd.	103,857	34,165
Johnson Electric Holdings, Ltd.	106,875	402,217
Kader Holdings Co., Ltd.	224,000	50,945
Kam Hing International Holdings, Ltd.	196,000	16,103
Karrie International Holdings, Ltd.	140,000	20,994
Keck Seng Investments	72,000	66,611
Kerry Logistics Network, Ltd.	107,000	158,988
Kingmaker Footwear Holdings, Ltd.	102,000	26,870
Kowloon Development Co., Ltd.	159,000	179,240
Kwan On Holdings, Ltd. (c)	50,000	8,594
Lai Sun Development Co., Ltd.	109,413	181,105
Lai Sun Garment International, Ltd.	99,760	144,303
Lam Soon Hong Kong, Ltd.	15,000	27,184
Landsea Green Group Co., Ltd.	120,000	15,063
Lifestyle International Holdings, Ltd.	181,500	298,651
Lippo China Resources, Ltd.	2,106,000	68,497
Lippo, Ltd.	122,000	69,441
Liu Chong Hing Investment, Ltd.	86,000	139,373
Luk Fook Holdings International, Ltd.	135,000	491,992
Luks Group Vietnam Holdings Co., Ltd.	68,000	21,338
Lung Kee Bermuda Holdings	116,000	59,965
Magnificent Hotel Investment, Ltd.	1,310,000	37,965
Man Sang International, Ltd. (c)	150,000	8,729
Man Wah Holdings, Ltd.	382,400	306,107
Mandarin Oriental International, Ltd.	7,700	18,470
Mason Group Holdings, Ltd. (c)	5,445,000	88,800
Matrix Holdings, Ltd.	36,000	12,614
Midland Holdings, Ltd. (c)	246,000	69,209
Midland IC&I, Ltd. (c)	151,000	6,757
Ming Fai International Holdings, Ltd.	145,000	22,790
Miramar Hotel & Investment	12,000	23,760
National Electronic Holdings, Ltd.	182,600	26,626
New Century Group Hong Kong, Ltd. (c)	912,000	15,452
New Times Energy Corp., Ltd. (c)	459,450	11,019
Newocean Energy Holdings, Ltd. (c)	398,000	91,239
Next Digital, Ltd. (c)	414,000	14,383
Noble Group, Ltd. (c)	226,440	13,645
Orange Sky Golden Harvest Entertainment Holdings, Ltd.	375,882	29,934
Orient Overseas International, Ltd.	45,000	407,578
Oriental Watch Holdings	215,600	63,306

BHFTII-66

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Hong Kong—(Continued)
Pacific Andes International Holdings, Ltd. (a) (b) (c) (d)	1,819,984	$6,354
Pacific Basin Shipping, Ltd. (c)	976,000	263,282
Pacific Textiles Holdings, Ltd.	187,000	179,392
Paliburg Holdings, Ltd.	236,000	104,853
Paradise Entertainment, Ltd. (c)	168,000	21,787
Pearl Oriental Oil, Ltd. (c)	404,000	7,786
Perfect Shape Beauty Technology, Ltd.	108,000	15,555
Pico Far East Holdings, Ltd.	350,000	134,246
Playmates Holdings, Ltd.	460,000	61,876
Playmates Toys, Ltd.	236,000	25,973
Polytec Asset Holdings, Ltd.	565,000	47,868
Public Financial Holdings, Ltd.	166,000	70,320
PYI Corp., Ltd. (c)	2,140,366	39,627
Realord Group Holdings, Ltd. (c)	20,000	11,980
Regal Hotels International Holdings, Ltd.	126,000	89,723
Sa Sa International Holdings, Ltd.	261,776	135,927
SAS Dragon Holdings, Ltd.	140,000	47,920
SEA Holdings, Ltd.	103,896	214,580
Shun Ho Property Investments, Ltd.	21,615	8,031
Shun Tak Holdings, Ltd.	659,500	273,715
Silver Base Group Holdings, Ltd. (c)	474,000	42,623
Sincere Watch Hong Kong, Ltd. (c)	250,000	3,817
Sing Tao News Corp., Ltd.	276,000	37,049
Singamas Container Holdings, Ltd.	724,000	122,779
SIS International Holdings	16,000	8,338
Sitoy Group Holdings, Ltd.	111,000	23,628
SmarTone Telecommunications Holdings, Ltd.	142,388	151,934
SOCAM Development, Ltd. (c)	179,876	38,905
Solomon Systech International, Ltd. (c)	920,000	36,660
Soundwill Holdings, Ltd.	41,500	77,192
South China Holdings Co., Ltd. (c)	1,240,000	45,491
Stella International Holdings, Ltd.	161,500	214,932
Stelux Holdings International, Ltd. (c)	260,500	21,650
Styland Holdings, Ltd.	460,000	6,046
Success Universe Group, Ltd. (c)	240,000	7,664
Sun Hing Vision Group Holdings, Ltd.	42,000	17,232
Sun Hung Kai & Co., Ltd.	270,440	169,213
Sunwah Kingsway Capital Holdings, Ltd.	387,500	5,066
TAI Cheung Holdings, Ltd.	206,000	230,793
Talent Property Group, Ltd. (c)	420,000	4,078
Tan Chong International, Ltd.	63,000	21,754
Tao Heung Holdings, Ltd.	204,000	37,809
Television Broadcasts, Ltd.	123,500	411,422
Texwinca Holdings, Ltd.	300,000	158,138
Tom Group, Ltd. (c)	118,000	33,957
Town Health International Medical Group, Ltd. (a) (b) (d)	230,000	15,166
Tradelink Electronic Commerce, Ltd.	256,000	43,249
Transport International Holdings, Ltd.	108,400	319,660
Trinity, Ltd. (c)	466,000	44,859
TSC Group Holdings, Ltd. (c)	216,000	24,150
Tsui Wah Holdings, Ltd.	40,000	5,826
United Laboratories International Holdings, Ltd. (The) (c) (e)	241,000	251,376
Universal Technologies Holdings, Ltd. (c)	120,000	5,407
Up Energy Development Group, Ltd. (a) (b) (c) (d)	92,000	284
Upbest Group, Ltd.	16,000	2,222
Value Convergence Holdings, Ltd. (c)	104,000	20,235
Value Partners Group, Ltd.	58,000	54,756

Hong Kong—(Continued)
Valuetronics Holdings, Ltd.	53,790	44,553
Vedan International Holdings, Ltd.	296,000	30,212
Victory City International Holdings, Ltd. (c)	839,449	12,354
Vitasoy International Holdings, Ltd.	264,000	680,335
VS International Group, Ltd. (c)	200,000	5,055
VSTECS Holdings, Ltd.	307,200	164,536
VTech Holdings, Ltd.	30,800	389,971
Wai Kee Holdings, Ltd.	54,000	32,238
Win Hanverky Holdings, Ltd.	332,000	33,593
Winfull Group Holdings, Ltd. (c)	528,000	10,323
Wing On Co. International, Ltd.	46,000	170,727
Wing Tai Properties, Ltd.	252,000	194,560
Wonderful Sky Financial Group Holdings, Ltd.	44,000	7,469
Yat Sing Holdings, Ltd. (c)	600,000	39,215
Yeebo International Holdings, Ltd.	158,000	48,831
YGM Trading, Ltd.	46,000	34,975
Yugang International, Ltd.	1,466,000	39,249

		18,535,029

India—0.0%
Vedanta Resources plc	13,376	132,975

Ireland—0.6%
C&C Group plc	95,793	314,414
FBD Holdings plc (c)	10,350	154,325
Glanbia plc	33,226	574,053
Greencore Group plc	314,156	584,400
Hostelworld Group plc	2,650	14,195
IFG Group plc	44,002	112,998
Independent News & Media plc (c)	35,056	3,972
Irish Continental Group plc	22,664	159,795
Kingspan Group plc	27,370	1,160,359
Smurfit Kappa Group plc	13,745	558,250
Tarsus Group plc	6,119	25,775
UDG Healthcare plc	59,085	720,734

		4,383,270

Isle of Man—0.0%
Hansard Global plc	2,566	2,845

Israel—0.9%
ADO Group, Ltd. (c)	3,904	75,304
Afcon Holdings, Ltd.	240	10,609
Africa Israel Properties, Ltd. (c)	4,653	114,129
Africa Israel Residences, Ltd.	880	17,830
Airport City, Ltd. (c)	30,492	328,342
Allot Communications, Ltd. (c)	10,216	55,790
Alrov Properties and Lodgings, Ltd.	3,483	120,612
Amot Investments, Ltd.	25,066	134,681
Arko Holdings, Ltd. (c)	23,000	12,923
Ashtrom Properties, Ltd.	6,725	32,301
AudioCodes, Ltd. (c)	5,709	41,263
Avgol Industries 1953, Ltd.	9,099	9,027
Azorim-Investment Development & Construction Co., Ltd. (c)	23,712	24,731
Bayside Land Corp.	205	96,585
Big Shopping Centers, Ltd.	1,031	68,841

BHFTII-67

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Israel—(Continued)
BioLine RX, Ltd. (c)	2,565	$2,223
Blue Square Real Estate, Ltd.	767	28,770
Camtek, Ltd.	2,064	13,613
Cellcom Israel, Ltd. (c)	13,058	92,530
Ceragon Networks, Ltd. (c)	14,799	39,809
Clal Biotechnology Industries, Ltd. (c)	17,579	14,058
Clal Insurance Enterprises Holdings, Ltd. (c)	7,114	128,304
Cohen Development & Industrial Buildings, Ltd.	305	6,696
Compugen, Ltd. (c)	14,846	63,852
Danel Adir Yeoshua, Ltd.	238	11,945
Delek Automotive Systems, Ltd.	10,535	79,110
Delta-Galil Industries, Ltd.	4,030	118,776
Direct Insurance Financial Investments, Ltd.	4,805	62,264
El Al Israel Airlines	77,291	25,812
Electra Consumer Products 1970, Ltd.	1,236	19,056
Electra, Ltd.	652	164,023
Elron Electronic Industries, Ltd. (c)	7,585	35,950
Energix-Renewable Energies, Ltd. (c)	36,656	35,562
Enlight Renewable Energy, Ltd. (c)	30,856	15,393
Evogene, Ltd. (c)	5,090	16,154
First International Bank of Israel, Ltd.	8,900	188,012
FMS Enterprises Migun, Ltd.	910	29,707
Formula Systems 1985, Ltd.	2,591	94,572
Fox Wizel, Ltd.	2,272	40,668
Gilat Satellite Networks, Ltd. (c)	7,707	66,207
Hadera Paper, Ltd.	1,104	78,559
Hamlet Israel-Canada, Ltd.	203	4,214
Harel Insurance Investments & Financial Services, Ltd.	43,597	345,616
Hilan, Ltd.	2,216	49,526
IDI Insurance Co., Ltd.	801	52,252
Industrial Buildings Corp., Ltd. (c)	39,465	55,138
Inrom Construction Industries, Ltd.	3,966	18,485
Israel Discount Bank, Ltd. - Class A (c)	34,459	99,101
Israel Land Development Co., Ltd. (The)	3,950	38,944
Jerusalem Oil Exploration (c)	4,199	233,944
Kamada, Ltd. (c)	11,729	53,706
Kerur Holdings, Ltd.	931	27,471
Klil Industries, Ltd.	175	16,697
Maabarot Products, Ltd.	3,435	39,418
Magic Software Enterprises, Ltd.	9,462	77,314
Matrix IT, Ltd.	13,108	148,237
Maytronics, Ltd.	8,215	41,039
Mazor Robotics, Ltd. (c)	11,491	347,899
Meitav Dash Investments, Ltd.	5,193	16,618
Melisron, Ltd.	4,351	173,243
Menora Mivtachim Holdings, Ltd.	11,310	145,584
Migdal Insurance & Financial Holding, Ltd.	55,471	59,457
Mivtach Shamir Holdings, Ltd.	1,401	30,060
Naphtha Israel Petroleum Corp., Ltd.	14,775	95,859
Neto ME Holdings, Ltd.	788	73,158
Nova Measuring Instruments, Ltd. (c)	9,293	252,130
Oil Refineries, Ltd.	418,554	193,896
Partner Communications Co., Ltd. (c)	21,648	97,456
Paz Oil Co., Ltd.	1,481	218,032
Perion Network, Ltd. (c)	3,246	2,590
Phoenix Holdings, Ltd. (The) (c)	20,176	111,261
Plasson Industries, Ltd.	1,729	79,242

Israel—(Continued)
Rami Levi Chain Stores Hashikma Marketing, Ltd.	1,803	90,591
Scope Metals Group, Ltd.	996	27,759
Shapir Engineering & Industry, Ltd.	13,184	42,323
Shikun & Binui, Ltd.	73,332	121,168
Shufersal, Ltd.	23,137	147,566
Space Communication, Ltd. (c)	2,951	13,966
Strauss Group, Ltd.	2,894	62,407
Summit Real Estate Holdings, Ltd.	2,798	24,512
Suny Cellular Communication, Ltd. (c)	16,495	10,598
Tadiran Holdings, Ltd.	568	16,630
Tower Semiconductor, Ltd. (c)	2,793	75,748
Union Bank of Israel (c)	7,545	42,815

		6,488,263

Italy—4.5%
A2A S.p.A.	481,411	922,072
ACEA S.p.A.	23,394	397,230
Aeffe S.p.A. (c)	11,359	44,109
Amplifon S.p.A.	30,504	544,019
Anima Holding S.p.A.	42,321	288,011
Ansaldo STS S.p.A. (c)	30,111	465,350
Arnoldo Mondadori Editore S.p.A. (c)	63,913	134,158
Ascopiave S.p.A.	28,294	113,796
Astaldi S.p.A. (e)	20,559	56,238
Autogrill S.p.A.	44,414	572,903
Azimut Holding S.p.A.	38,553	829,717
Banca Carige S.p.A. (c)	156,432	1,582
Banca Finnat Euramerica S.p.A.	50,851	28,075
Banca Generali S.p.A.	19,591	632,724
Banca IFIS S.p.A.	7,714	298,124
Banca Mediolanum S.p.A.	40,979	357,898
Banca Popolare dell’Emilia Romagna SC (e)	202,667	1,132,082
Banca Popolare di Sondrio Scarl	173,614	688,024
Banca Profilo S.p.A. (e)	117,883	30,965
Banco BPM S.p.A. (c) (e)	390,373	1,358,858
Banco di Desio e della Brianza S.p.A.	20,306	55,000
BasicNet S.p.A.	13,493	61,813
Biesse S.p.A.	6,021	358,644
Brembo S.p.A.	45,165	699,210
Brunello Cucinelli S.p.A.	8,151	256,213
Buzzi Unicem S.p.A.	27,815	651,866
Cairo Communication S.p.A. (e)	24,474	110,123
Caltagirone Editore S.p.A. (c)	6,273	10,155
Cementir Holding S.p.A.	21,979	191,334
Cerved Information Solutions S.p.A.	44,102	551,366
CIR-Compagnie Industriali Riunite S.p.A.	157,057	208,110
Credito Emiliano S.p.A.	35,381	310,367
Credito Valtellinese S.p.A. (c)	2,927,424	414,873
d’Amico International Shipping S.A. (c)	60,320	15,977
Danieli & C Officine Meccaniche S.p.A.	4,846	132,308
Datalogic S.p.A.	8,028	251,691
De’Longhi S.p.A.	16,896	502,833
DeA Capital S.p.A.	18,071	32,899
DiaSorin S.p.A.	6,863	618,444
Ei Towers S.p.A.	7,035	395,263
El.En. S.p.A.	2,829	113,217

BHFTII-68

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Italy—(Continued)
Enav S.p.A.	19,955	$106,537
ERG S.p.A.	21,603	516,804
Esprinet S.p.A.	14,507	77,943
Eurotech S.p.A. (c)	13,076	25,293
Falck Renewables S.p.A.	34,815	90,216
Fila S.p.A.	951	20,492
Fincantieri S.p.A. (c)	93,136	136,676
FinecoBank Banca Fineco S.p.A.	77,176	929,716
FNM S.p.A.	55,327	43,378
Geox S.p.A.	34,378	116,678
Gruppo Editoriale L’Espresso S.p.A. (c)	52,528	29,023
Gruppo MutuiOnline S.p.A.	5,404	85,659
Hera S.p.A.	231,619	848,924
IMMSI S.p.A. (c)	100,436	78,761
Industria Macchine Automatiche S.p.A.	5,461	532,876
Infrastrutture Wireless Italiane S.p.A.	27,392	216,987
Intek Group S.p.A. (c)	80,757	31,844
Interpump Group S.p.A.	24,376	825,037
Iren S.p.A.	231,134	726,414
Italgas S.p.A.	95,428	570,976
Italmobiliare S.p.A.	3,185	89,728
Juventus Football Club S.p.A. (c)	147,435	117,590
La Doria S.p.A.	3,877	58,749
Maire Tecnimont S.p.A.	35,567	183,575
MARR S.p.A.	13,428	399,805
Mediaset S.p.A. (c)	192,042	737,738
Moncler S.p.A.	27,092	1,033,082
Nice S.p.A.	9,890	38,767
OVS S.p.A.	23,352	143,507
Parmalat S.p.A.	10,144	37,378
Piaggio & C S.p.A.	71,430	199,075
Prima Industrie S.p.A.	1,853	83,537
Prysmian S.p.A.	14,703	462,588
RAI Way S.p.A.	2,936	16,281
Reno de Medici S.p.A.	29,538	29,485
Reply S.p.A.	6,572	363,404
Retelit S.p.A. (c)	36,769	91,023
Sabaf S.p.A.	3,059	66,208
SAES Getters S.p.A.	1,416	38,820
Safilo Group S.p.A. (c)	10,142	51,284
Saipem S.p.A. (c)	154,136	605,948
Salini Impregilo S.p.A. (e)	70,140	208,717
Salvatore Ferragamo S.p.A.	16,352	452,132
Saras S.p.A.	134,526	295,807
Sesa S.p.A.	746	24,730
Snaitech S.p.A. (c)	21,135	49,183
Societa Cattolica di Assicurazioni SC	61,974	661,753
Societa Iniziative Autostradali e Servizi S.p.A.	25,981	485,324
Sogefi S.p.A. (c) (e)	24,822	89,677
SOL S.p.A.	11,001	149,466
Tamburi Investment Partners S.p.A.	21,243	160,278
Technogym S.p.A.	7,274	86,185
Tiscali S.p.A. (c)	802,477	31,524
Tod’s S.p.A. (e)	3,954	287,451
Trevi Finanziaria Industriale S.p.A. (c) (e)	31,414	15,427
Uni Land S.p.A. (a) (b) (c) (d)	4,937	0
Unione di Banche Italiane S.p.A.	241,211	1,104,159

Italy—(Continued)
Unipol Gruppo Finanziario S.p.A.	126,457	620,182
UnipolSai Assicurazioni S.p.A.	127,672	304,054
Vittoria Assicurazioni S.p.A.	11,087	165,444
Yoox Net-A-Porter Group S.p.A. (c)	21,096	981,796
Zignago Vetro S.p.A.	11,476	117,289

		31,986,025

Japan—25.4%
77 Bank, Ltd. (The)	7,100	169,728
A&A Material Corp.	1,200	13,996
A&D Co., Ltd.	3,000	18,639
A/S One Corp.	4,100	265,683
Achilles Corp.	6,500	134,242
Adastria Co., Ltd.	9,240	190,166
ADEKA Corp.	34,600	619,466
Advan Co., Ltd.	6,700	61,723
Advanex, Inc.	900	33,930
Aeon Delight Co., Ltd.	3,900	141,122
Aeon Fantasy Co., Ltd.	2,400	118,832
Aeon Hokkaido Corp.	2,600	19,377
AGORA Hospitality Group Co., Ltd. (c)	27,000	8,976
Agro-Kanesho Co., Ltd.	2,900	70,373
Ahresty Corp.	9,200	81,858
Ai Holdings Corp.	12,200	341,854
Aica Kogyo Co., Ltd.	11,600	427,142
Aichi Bank, Ltd. (The)	2,600	132,871
Aichi Corp.	10,800	73,275
Aichi Steel Corp.	4,300	176,827
Aichi Tokei Denki Co., Ltd.	1,900	76,102
Aida Engineering, Ltd.	20,700	253,273
Ain Holdings, Inc.	1,500	116,677
Aiphone Co., Ltd.	4,600	78,328
Airport Facilities Co., Ltd.	7,500	45,120
Aisan Industry Co., Ltd.	10,400	111,961
Aizawa Securities Co., Ltd.	13,800	98,760
Akebono Brake Industry Co., Ltd. (c)	32,600	86,296
Akita Bank, Ltd. (The)	6,200	167,596
Alconix Corp.	6,400	127,314
Alinco, Inc.	5,800	60,261
Alpen Co., Ltd.	7,000	157,202
Alpha Corp.	2,200	36,274
Alpha Systems, Inc.	3,140	68,236
Alpine Electronics, Inc.	16,600	314,237
Alps Logistics Co., Ltd.	6,000	53,342
Altech Corp.	5,200	120,474
Amano Corp.	19,600	524,625
Amiyaki Tei Co., Ltd.	1,100	58,953
Amuse, Inc.	3,600	102,000
Anabuki Kosan, Inc.	400	11,509
Anest Iwata Corp.	10,400	114,019
Anicom Holdings, Inc.	2,100	86,936
Anritsu Corp.	3,500	42,837
AOI Electronics Co., Ltd.	1,100	39,072
AOI TYO Holdings, Inc.	6,428	90,399
AOKI Holdings, Inc.	15,900	243,016
Aomori Bank, Ltd. (The) (e)	6,900	211,964

BHFTII-69

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Aoyama Trading Co., Ltd.	17,900	$703,515
Arakawa Chemical Industries, Ltd.	6,600	117,051
Arata Corp.	4,200	239,038
Araya Industrial Co., Ltd.	2,600	52,008
Arcland Sakamoto Co., Ltd.	10,600	171,585
Arcland Service Holdings Co., Ltd.	900	20,245
Arcs Co., Ltd.	13,364	325,440
Argo Graphics, Inc.	2,800	92,993
Ariake Japan Co., Ltd.	1,100	88,400
Arisawa Manufacturing Co., Ltd.	14,300	134,493
Arrk Corp. (c)	22,600	26,930
Artnature, Inc.	5,000	33,571
Asahi Broadcasting Corp.	2,400	20,139
Asahi Co., Ltd. (e)	4,500	55,104
Asahi Diamond Industrial Co., Ltd.	21,200	223,301
Asahi Holdings, Inc.	9,000	167,312
Asahi Kogyosha Co., Ltd.	1,700	56,134
Asahi Net, Inc.	5,000	23,821
Asahi Printing Co., Ltd.	400	4,785
ASAHI YUKIZAI Corp.	5,000	82,721
Asahipen Corp.	4,000	7,125
Asanuma Corp.	24,000	89,783
Asax Co., Ltd.	1,800	31,522
Ashimori Industry Co., Ltd.	1,600	33,714
ASKA Pharmaceutical Co., Ltd.	7,500	118,972
ASKUL Corp.	2,700	90,262
Asunaro Aoki Construction Co., Ltd.	5,800	55,085
Ateam, Inc.	600	14,194
Atom Corp.	11,100	100,159
Atsugi Co., Ltd.	6,100	68,590
Autobacs Seven Co., Ltd.	22,700	425,698
Avex, Inc.	12,000	170,253
Awa Bank, Ltd. (The)	73,000	476,753
Axell Corp.	3,800	35,833
Axial Retailing, Inc.	5,100	195,170
Bando Chemical Industries, Ltd.	15,400	177,970
Bank of Iwate, Ltd. (The)	6,000	242,582
Bank of Kochi, Ltd. (The)	1,600	19,525
Bank of Nagoya, Ltd. (The)	5,400	204,277
Bank of Okinawa, Ltd. (The)	9,160	392,038
Bank of Saga, Ltd. (The)	6,100	134,452
Bank of the Ryukyus, Ltd.	15,800	243,966
BayCurrent Consulting, Inc.	600	19,308
Belc Co., Ltd.	2,800	162,649
Belluna Co., Ltd.	13,800	162,750
Benefit One, Inc.	8,200	227,298
Bic Camera, Inc.	7,800	124,025
Biofermin Pharmaceutical Co., Ltd.	500	13,469
BML, Inc.	7,600	197,633
Bookoff Corp.	4,700	37,051
BP Castrol KK	2,600	40,753
Broadleaf Co., Ltd.	20,400	100,740
BRONCO BILLY Co., Ltd.	2,400	82,532
Bull-Dog Sauce Co., Ltd.	600	12,547
Bunka Shutter Co., Ltd.	19,000	186,445
C Uyemura & Co., Ltd.	2,800	218,370
C.I. Takiron Corp.	18,000	117,563

Japan—(Continued)
CAC Holdings Corp.	6,200	63,080
Can Do Co., Ltd.	3,500	59,339
Canare Electric Co., Ltd.	800	16,545
Canon Electronics, Inc.	7,400	163,894
Capcom Co., Ltd.	21,200	491,476
Carlit Holdings Co., Ltd.	7,300	74,786
Cawachi, Ltd.	5,700	141,739
Central Glass Co., Ltd.	15,000	346,631
Central Security Patrols Co., Ltd.	3,300	89,448
Central Sports Co., Ltd.	1,600	58,114
Chiba Kogyo Bank, Ltd. (The)	16,000	69,829
Chilled & Frozen Logistics Holdings Co., Ltd.	2,800	39,975
CHIMNEY Co., Ltd.	1,400	38,961
Chino Corp.	2,700	37,853
Chiyoda Co., Ltd.	5,800	144,750
Chiyoda Corp.	6,000	56,132
Chiyoda Integre Co., Ltd.	4,600	109,284
Chofu Seisakusho Co., Ltd.	5,700	138,473
Chori Co., Ltd.	5,000	95,237
Chubu Shiryo Co., Ltd.	7,900	159,419
Chudenko Corp.	8,600	231,939
Chuetsu Pulp & Paper Co., Ltd.	3,500	63,048
Chugai Mining Co., Ltd. (c)	68,200	16,652
Chugai Ro Co., Ltd.	2,900	80,875
Chugoku Marine Paints, Ltd.	22,000	217,582
Chukyo Bank, Ltd. (The)	3,900	85,958
Chuo Gyorui Co., Ltd.	200	5,189
Chuo Spring Co., Ltd.	1,400	46,120
Ci:z Holdings Co., Ltd.	3,700	185,069
Citizen Watch Co., Ltd.	37,300	262,995
CKD Corp.	17,300	375,623
Clarion Co., Ltd.	34,000	103,789
Cleanup Corp.	7,300	56,070
CMIC Holdings Co., Ltd.	3,900	101,570
CMK Corp.	18,200	141,565
Cocokara fine, Inc.	5,700	396,341
COLOPL, Inc. (e)	8,100	72,178
Colowide Co., Ltd.	17,000	392,381
Computer Engineering & Consulting, Ltd.	5,200	174,098
Computer Institute of Japan, Ltd.	2,000	13,064
CONEXIO Corp.	4,600	98,409
Corona Corp.	5,600	69,809
Cosel Co., Ltd.	9,900	135,834
Cosmo Energy Holdings Co., Ltd.	10,100	324,672
Cosmos Initia Co., Ltd.	3,500	24,774
Create Medic Co., Ltd.	1,800	19,038
Create Restaurants Holdings, Inc.	4,700	56,267
Create SD Holdings Co., Ltd.	8,300	217,166
Cresco, Ltd.	2,000	67,310
CTI Engineering Co., Ltd.	4,800	65,516
D.A. Consortium Holdings, Inc.	7,600	177,311
Dai Nippon Toryo Co., Ltd.	9,400	139,917
Dai-Dan Co., Ltd.	6,000	133,954
Dai-ichi Seiko Co., Ltd.	3,100	64,332
Daibiru Corp.	19,800	232,004
Daido Kogyo Co., Ltd.	2,000	27,424
Daido Metal Co., Ltd.	11,200	130,092

BHFTII-70

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Daido Steel Co., Ltd.	1,400	$71,417
Daidoh, Ltd.	10,800	45,198
Daihatsu Diesel Manufacturing Co., Ltd.	9,000	74,045
Daihen Corp.	36,000	276,172
Daiho Corp.	25,000	142,846
Daiichi Jitsugyo Co., Ltd.	2,800	81,028
Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	5,000	60,431
Daiken Corp.	4,800	114,238
Daiken Medical Co., Ltd.	4,400	31,985
Daiki Aluminium Industry Co., Ltd.	9,000	61,623
Daikoku Denki Co., Ltd.	2,700	44,811
Daikokutenbussan Co., Ltd.	1,900	98,595
Daikyo, Inc.	11,500	232,941
Daikyonishikawa Corp.	4,100	67,309
Dainichi Co., Ltd.	4,100	33,307
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	5,000	208,135
Daio Paper Corp.	25,300	355,601
Daisan Bank, Ltd. (The) (a) (b) (c)	5,100	83,830
Daiseki Co., Ltd.	10,700	298,449
Daiseki Eco. Solution Co., Ltd.	2,400	23,059
Daishi Bank, Ltd. (The)	11,100	497,077
Daishinku Corp.	2,600	33,251
Daisue Construction Co., Ltd.	2,300	22,806
Daisyo Corp.	3,100	49,422
Daito Bank, Ltd. (The)	5,200	61,635
Daito Pharmaceutical Co., Ltd.	3,960	143,571
Daitron Co., Ltd.	800	15,359
Daiwa Industries, Ltd.	11,000	133,198
Daiwabo Holdings Co., Ltd.	6,100	264,613
DCM Holdings Co., Ltd.	37,900	385,272
Denki Kogyo Co., Ltd.	4,200	126,646
Denyo Co., Ltd.	4,800	86,199
Descente, Ltd.	13,700	219,157
Dexerials Corp.	2,500	25,857
Digital Arts, Inc.	500	19,104
Dip Corp.	4,800	152,082
DKK-Toa Corp.	900	11,151
DKS Co., Ltd.	18,000	133,422
DMG Mori Co., Ltd.	9,700	182,487
DMW Corp.	700	15,480
Doshisha Co., Ltd.	8,200	187,806
Doutor Nichires Holdings Co., Ltd.	11,500	273,029
DSB Co., Ltd.	5,300	32,575
DTS Corp.	6,600	229,728
Duskin Co., Ltd.	13,700	341,059
DyDo Group Holdings, Inc.	2,700	170,453
Dynic Corp.	3,200	32,440
E-Guardian, Inc.	600	23,245
Eagle Industry Co., Ltd.	7,800	135,071
Earth Corp.	2,700	141,917
Ebara Jitsugyo Co., Ltd.	2,500	52,646
EDION Corp.	28,900	334,122
eGuarantee, Inc.	2,400	48,299
Ehime Bank, Ltd. (The)	11,400	136,478
Eidai Co., Ltd.	10,000	51,658
Eighteenth Bank, Ltd. (The)	70,000	182,518
Eiken Chemical Co., Ltd.	9,200	231,846

Japan—(Continued)
Eizo Corp.	6,300	293,171
Elecom Co., Ltd.	5,100	122,008
Elematec Corp.	4,000	97,199
EM Systems Co., Ltd.	3,600	45,196
en-japan, Inc.	4,700	267,719
Endo Lighting Corp.	2,600	26,151
Enplas Corp.	3,400	111,982
Enshu, Ltd. (c)	23,000	34,643
EPS Holdings, Inc.	7,900	161,723
eRex Co., Ltd.	4,300	32,761
ESPEC Corp.	7,100	166,580
Excel Co., Ltd.	2,500	64,417
Exedy Corp.	11,600	366,911
F-Tech, Inc.	3,600	45,134
F@N Communications, Inc.	9,600	64,495
Faith, Inc.	2,680	30,061
FALCO HOLDINGS Co., Ltd.	3,100	54,698
FCC Co., Ltd.	12,600	355,534
FDK Corp. (c) (e)	25,000	44,797
Feed One Co., Ltd.	41,380	84,757
Ferrotec Holdings Corp.	10,400	261,638
FIDEA Holdings Co., Ltd.	62,510	115,118
Fields Corp.	6,000	65,764
Financial Products Group Co., Ltd.	20,000	260,780
FINDEX, Inc.	3,900	25,832
First Juken Co., Ltd.	3,400	52,730
Fixstars Corp.	1,000	16,118
Foster Electric Co., Ltd.	8,800	215,725
FP Corp.	1,700	110,106
France Bed Holdings Co., Ltd.	9,300	83,432
Freund Corp.	2,400	20,787
FTGroup Co., Ltd.	1,500	13,040
Fudo Tetra Corp.	60,300	107,580
Fuji Co., Ltd.	6,700	144,193
Fuji Corp., Ltd.	8,600	72,885
Fuji Kyuko Co., Ltd.	6,500	170,205
Fuji Machine Manufacturing Co., Ltd.	1,400	27,727
Fuji Oil Co., Ltd.	21,100	81,853
Fuji Oil Holdings, Inc.	17,100	520,408
Fuji Pharma Co., Ltd.	2,800	128,514
Fuji Seal International, Inc.	13,300	533,556
Fuji Soft, Inc.	7,300	291,653
Fujibo Holdings, Inc.	3,700	133,442
Fujicco Co., Ltd.	7,100	160,241
Fujikura Kasei Co., Ltd.	9,500	60,866
Fujikura Rubber, Ltd.	5,800	41,417
Fujikura, Ltd.	69,700	470,085
Fujimi, Inc.	7,000	151,993
Fujimori Kogyo Co., Ltd.	4,800	170,661
Fujisash Co., Ltd.	24,500	22,757
Fujishoji Co., Ltd.	1,300	16,624
Fujita Kanko, Inc.	800	24,188
Fujitec Co., Ltd.	19,500	259,754
Fujitsu Frontech, Ltd.	4,500	73,352
Fujitsu General, Ltd.	2,000	35,840
Fujiya Co., Ltd.	500	12,021
FuKoKu Co., Ltd.	5,100	48,997

BHFTII-71

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Fukuda Corp.	1,600	$99,287
Fukui Bank, Ltd. (The)	9,200	203,588
Fukui Computer Holdings, Inc.	600	13,147
Fukushima Bank, Ltd. (The)	11,200	81,384
Fukushima Industries Corp.	4,200	182,970
Fukuyama Transporting Co., Ltd.	10,600	466,206
FULLCAST Holdings Co., Ltd.	4,300	105,947
Fumakilla, Ltd.	2,500	46,977
Funai Electric Co., Ltd. (c) (e)	7,900	56,827
Funai Soken Holdings, Inc.	10,770	231,115
Furukawa Battery Co., Ltd. (The)	5,000	46,126
Furukawa Co., Ltd.	10,500	196,847
Furuno Electric Co., Ltd.	10,500	74,280
Furusato Industries, Ltd.	3,700	64,514
Fuso Chemical Co., Ltd.	4,000	102,886
Fuso Pharmaceutical Industries, Ltd.	2,600	69,686
Futaba Corp.	10,200	210,701
Futaba Industrial Co., Ltd.	19,600	165,868
Future Corp.	8,400	105,868
Fuyo General Lease Co., Ltd.	7,400	507,002
G-Tekt Corp.	7,700	149,537
Gakken Holdings Co., Ltd.	1,600	71,723
Gecoss Corp.	4,600	47,370
Genki Sushi Co., Ltd.	1,600	44,034
Genky DrugStores Co., Ltd. (c)	2,400	85,103
Geo Holdings Corp.	12,300	195,451
Giken, Ltd.	300	8,522
GLOBERIDE, Inc.	3,500	85,753
Glory, Ltd.	4,700	168,323
GMO Click Holdings, Inc.	1,800	12,200
GMO internet, Inc.	20,400	441,585
Godo Steel, Ltd.	4,100	79,748
Goldcrest Co., Ltd.	7,230	154,162
Grandy House Corp.	3,600	15,494
Gree, Inc.	26,400	152,590
GS Yuasa Corp.	40,000	216,667
GSI Creos Corp.	2,800	41,124
Gun-Ei Chemical Industry Co., Ltd.	1,800	59,428
Gunosy, Inc. (c)	600	15,943
Gunze, Ltd.	6,900	395,849
Gurunavi, Inc.	8,500	117,766
H-One Co., Ltd.	6,000	78,858
H2O Retailing Corp.	2,800	51,902
Hagihara Industries, Inc.	4,000	65,922
Hakudo Co., Ltd.	500	10,631
Hakuto Co., Ltd.	5,900	87,462
Hakuyosha Co., Ltd.	800	22,855
Hamakyorex Co., Ltd.	5,600	188,539
Hanwa Co., Ltd.	12,800	534,275
Happinet Corp.	5,000	72,200
Hard Off Corp. Co., Ltd.	3,700	38,017
Harima Chemicals Group, Inc.	7,100	55,350
Haruyama Holdings, Inc.	5,400	53,143
Hazama Ando Corp.	54,490	414,676
Heiwa Corp.	200	3,938
Heiwa Real Estate Co., Ltd.	14,400	279,497
Heiwado Co., Ltd.	11,200	272,102

Japan—(Continued)
HI-LEX Corp.	7,700	206,835
Hibiya Engineering, Ltd.	7,800	145,330
Hiday Hidaka Corp.	5,815	145,541
Himaraya Co., Ltd.	2,600	31,364
Hioki EE Corp.	2,300	72,164
Hiramatsu, Inc.	8,300	39,841
Hirano Tecseed Co., Ltd.	500	12,768
Hirata Corp. (e)	700	64,001
HIS Co., Ltd.	1,800	65,680
Hisaka Works, Ltd.	9,600	94,053
Hitachi Maxell, Ltd.	2,500	48,095
Hitachi Zosen Corp.	61,600	318,993
Hochiki Corp.	4,600	85,457
Hodogaya Chemical Co., Ltd.	1,800	80,195
Hogy Medical Co., Ltd.	8,800	354,906
Hokkaido Electric Power Co., Inc.	35,000	231,923
Hokkaido Gas Co., Ltd.	27,000	77,051
Hokkan Holdings, Ltd.	25,000	87,819
Hokko Chemical Industry Co., Ltd.	8,000	54,868
Hokkoku Bank, Ltd. (The)	10,100	400,976
Hokuetsu Bank, Ltd. (The)	8,000	177,709
Hokuetsu Industries Co., Ltd.	7,000	76,283
Hokuetsu Kishu Paper Co., Ltd.	47,900	311,112
Hokuhoku Financial Group, Inc.	3,300	45,380
Hokuriku Electric Industry Co., Ltd.	2,800	39,784
Hokuriku Electric Power Co. (c) (e)	30,100	262,969
Hokuriku Electrical Construction Co., Ltd.	3,000	32,861
Hokuriku Gas Co., Ltd.	1,000	31,665
Hokuto Corp.	7,100	136,301
Honeys Holdings Co., Ltd.	6,930	65,207
Hoosiers Holdings Co., Ltd. (e)	8,000	57,755
Hosiden Corp. (e)	20,000	250,835
Hosokawa Micron Corp.	2,200	152,086
Howa Machinery, Ltd. (e)	5,700	58,219
Hyakugo Bank, Ltd. (The)	88,000	423,808
Hyakujushi Bank, Ltd. (The)	98,000	333,099
I-Net Corp.	3,520	54,121
Ibiden Co., Ltd.	9,700	143,677
IBJ Leasing Co., Ltd.	7,200	202,939
Ichibanya Co., Ltd.	1,700	70,188
Ichigo, Inc. (e)	42,800	190,793
Ichiken Co., Ltd.	2,400	55,846
Ichikoh Industries, Ltd.	9,000	97,626
ICHINEN HOLDINGS Co., Ltd.	7,400	104,004
Ichiyoshi Securities Co., Ltd.	12,600	145,367
Icom, Inc.	3,800	94,126
Idec Corp.	7,500	183,709
IDOM, Inc.	20,400	144,600
Iino Kaiun Kaisha, Ltd.	32,200	153,093
IJT Technology Holdings Co., Ltd.	9,000	75,309
Ikegami Tsushinki Co., Ltd.	26,000	40,458
Imagica Robot Holdings, Inc.	4,500	50,655
Imasen Electric Industrial	7,200	83,050
Imperial Hotel, Ltd.	600	11,946
Inaba Denki Sangyo Co., Ltd.	8,100	356,485
Inaba Seisakusho Co., Ltd.	2,100	26,804
Inabata & Co., Ltd.	17,700	267,048

BHFTII-72

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Inageya Co., Ltd.	9,700	$163,046
Ines Corp.	9,500	100,047
Infocom Corp.	4,000	80,524
Infomart Corp.	15,400	156,027
Information Services International-Dentsu, Ltd.	4,300	116,360
Innotech Corp.	8,200	98,329
Intage Holdings, Inc.	11,600	127,512
Internet Initiative Japan, Inc.	9,800	202,007
Inui Global Logistics Co., Ltd.	5,355	43,831
Investors Cloud Co., Ltd.	2,000	44,326
Iriso Electronics Co., Ltd.	5,000	305,894
Ise Chemicals Corp.	5,000	35,438
Iseki & Co., Ltd.	7,400	148,065
Ishihara Sangyo Kaisha, Ltd. (c)	12,200	147,995
Ishii Iron Works Co., Ltd.	900	16,430
Ishizuka Glass Co., Ltd.	500	11,982
Istyle, Inc.	4,600	64,836
Itochu Enex Co., Ltd.	19,400	183,549
Itochu-Shokuhin Co., Ltd.	2,400	131,096
Itoki Corp.	15,600	100,407
IwaiCosmo Holdings, Inc.	7,900	104,992
Iwaki & Co., Ltd.	9,000	35,703
Iwasaki Electric Co., Ltd.	2,500	38,601
Iwatani Corp.	11,600	428,914
Iwatsuka Confectionery Co., Ltd.	500	25,126
Izutsuya Co., Ltd. (c)	4,700	16,909
J Trust Co., Ltd.	3,300	21,717
J-Oil Mills, Inc.	4,000	136,046
Jaccs Co., Ltd.	500	11,085
Jafco Co., Ltd.	6,400	299,020
Jalux, Inc.	2,400	71,451
Jamco Corp.	3,400	70,929
Janome Sewing Machine Co., Ltd.	7,099	47,406
Japan Aviation Electronics Industry, Ltd.	8,000	113,826
Japan Display, Inc. (c) (e)	71,600	133,562
Japan Drilling Co., Ltd. (c)	2,100	39,643
Japan Foundation Engineering Co., Ltd.	10,200	39,208
Japan Material Co., Ltd.	5,400	68,266
Japan Medical Dynamic Marketing, Inc.	3,000	27,832
Japan Oil Transportation Co., Ltd.	100	3,051
Japan Petroleum Exploration Co., Ltd.	6,000	137,161
Japan Property Management Center Co., Ltd.	2,000	29,763
Japan Pulp & Paper Co., Ltd.	3,700	152,457
Japan Securities Finance Co., Ltd.	2,300	14,228
Japan Steel Works, Ltd. (The)	16,000	524,914
Japan Transcity Corp.	12,000	53,055
Japan Wool Textile Co., Ltd. (The)	19,700	192,602
Jastec Co., Ltd.	5,100	63,400
JBCC Holdings, Inc.	7,000	70,738
JCU Corp.	6,400	151,459
Jeol, Ltd.	22,000	203,123
Jimoto Holdings, Inc.	67,900	121,328
JINS, Inc.	4,200	231,956
JK Holdings Co., Ltd.	5,600	49,537
JMS Co., Ltd.	7,500	44,119
Joban Kosan Co., Ltd.	1,700	30,811
Joshin Denki Co., Ltd.	7,000	263,810

Japan—(Continued)
JP-Holdings, Inc.	17,900	52,355
JSP Corp.	5,100	156,791
Juki Corp.	11,200	157,902
Juroku Bank, Ltd. (The)	12,200	329,071
Justsystems Corp.	9,700	235,959
JVC Kenwood Corp.	53,300	175,758
K&O Energy Group, Inc.	5,400	86,610
kabu.com Securities Co., Ltd.	47,800	166,431
Kadokawa Dwango (c)	12,508	129,925
Kaga Electronics Co., Ltd.	7,200	186,048
Kakiyasu Honten Co., Ltd.	3,800	104,395
Kameda Seika Co., Ltd.	4,100	198,711
Kamei Corp.	8,700	119,901
Kanaden Corp.	7,200	97,012
Kanagawa Chuo Kotsu Co., Ltd.	2,400	86,788
Kanamoto Co., Ltd.	8,800	297,835
Kandenko Co., Ltd.	37,000	425,428
Kanematsu Corp.	29,800	401,489
Kanematsu Electronics, Ltd.	3,900	110,868
Kanemi Co., Ltd.	100	3,085
Kansai Urban Banking Corp. (a) (b) (c)	11,000	144,730
Kanto Denka Kogyo Co., Ltd.	15,000	154,755
Kasai Kogyo Co., Ltd.	8,600	110,965
Katakura & Co-op Agri Corp.	1,600	18,693
Katakura Industries Co., Ltd.	9,500	125,574
Kato Sangyo Co., Ltd.	7,100	248,925
Kato Works Co., Ltd.	3,800	86,276
Kawada Technologies, Inc.	1,500	81,253
Kawai Musical Instruments Manufacturing Co., Ltd.	2,600	85,096
Kawasaki Kinkai Kisen Kaisha, Ltd.	700	23,896
Kawasaki Kisen Kaisha, Ltd. (c) (e)	12,200	284,656
Kawasumi Laboratories, Inc.	4,900	40,634
Keihanshin Building Co., Ltd.	14,500	122,029
Keihin Co., Ltd./Minato-Ku Tokyo Japan	2,300	36,907
Keihin Corp.	15,600	321,253
Keiyo Bank, Ltd. (The)	89,000	401,824
Keiyo Co., Ltd.	14,400	75,425
Kenko Mayonnaise Co., Ltd.	3,200	107,839
KEY Coffee, Inc.	6,700	133,094
KFC Holdings Japan, Ltd.	4,000	75,221
Kimoto Co., Ltd.	14,900	43,120
Kimura Chemical Plants Co., Ltd.	3,300	15,332
King Jim Co., Ltd.	5,800	55,867
Kinki Sharyo Co., Ltd. (The) (c)	1,200	27,728
Kintetsu Department Store Co., Ltd. (c)	1,900	68,027
Kintetsu World Express, Inc.	10,800	201,003
Kissei Pharmaceutical Co., Ltd.	8,100	220,054
Kita-Nippon Bank, Ltd. (The)	2,900	81,819
Kitagawa Iron Works Co., Ltd.	3,100	80,348
Kitamura Co., Ltd.	3,700	33,573
Kitano Construction Corp.	14,000	53,358
Kito Corp.	5,900	110,433
Kitz Corp.	31,200	268,967
Kiyo Bank, Ltd. (The)	25,000	402,752
KLab, Inc.	10,600	174,572
KNT-CT Holdings Co., Ltd. (c)	3,300	54,181
Koa Corp.	10,200	211,979

BHFTII-73

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Koatsu Gas Kogyo Co., Ltd.	11,100	$94,287
Kobe Bussan Co., Ltd.	2,400	109,114
Kobe Electric Railway Co., Ltd. (c)	500	18,272
Kobelco Eco-Solutions Co., Ltd.	1,200	22,432
Kohnan Shoji Co., Ltd.	10,400	251,118
Kohsoku Corp.	4,000	48,104
Koike Sanso Kogyo Co., Ltd.	700	18,259
Kojima Co., Ltd. (c)	12,000	38,352
Kokusai Co., Ltd.	3,400	30,345
Kokuyo Co., Ltd.	33,800	660,193
KOMAIHALTEC, Inc.	1,800	43,043
Komatsu Seiren Co., Ltd.	10,200	108,195
Komatsu Wall Industry Co., Ltd.	2,700	71,870
KOMEDA Holdings Co., Ltd.	1,200	22,636
Komeri Co., Ltd.	12,300	331,938
Komori Corp.	18,900	240,559
Konaka Co., Ltd.	7,300	40,516
Kondotec, Inc.	7,900	69,466
Konishi Co., Ltd.	9,900	158,869
Konoike Transport Co., Ltd.	3,200	55,389
Kosaido Co., Ltd.	3,700	20,202
Koshidaka Holdings Co., Ltd.	2,500	173,828
Kotobuki Spirits Co., Ltd.	6,000	318,577
Kourakuen Holdings Corp.	2,900	51,384
Krosaki Harima Corp.	1,900	91,342
KRS Corp.	2,200	54,901
KU Holdings Co., Ltd.	8,000	79,033
Kumagai Gumi Co., Ltd.	9,100	285,605
Kumiai Chemical Industry Co., Ltd.	21,195	126,532
Kura Corp.	3,300	228,430
Kurabo Industries, Ltd.	76,000	237,840
Kureha Corp.	5,200	343,861
Kurimoto, Ltd.	3,500	66,697
Kusuri No. Aoki Holdings Co., Ltd.	4,200	303,959
KYB Corp.	7,400	348,084
Kyodo Printing Co., Ltd.	3,000	92,792
Kyoei Steel, Ltd.	6,100	104,744
Kyokuto Boeki Kaisha, Ltd.	9,000	40,239
Kyokuto Kaihatsu Kogyo Co., Ltd.	11,400	168,878
Kyokuto Securities Co., Ltd.	7,600	107,995
Kyokuyo Co., Ltd.	3,500	126,551
KYORIN Holdings, Inc.	15,500	292,400
Kyoritsu Maintenance Co., Ltd.	6,518	310,729
Kyoritsu Printing Co., Ltd.	6,800	23,017
Kyosan Electric Manufacturing Co., Ltd.	16,000	97,831
Kyowa Electronic Instruments Co., Ltd.	8,000	31,547
Kyowa Exeo Corp.	5,000	133,611
Kyowa Leather Cloth Co., Ltd.	3,300	29,835
Kyushu Financial Group, Inc.	4,000	19,999
LAC Co., Ltd.	5,900	79,432
Lasertec Corp.	12,200	444,294
LEC, Inc.	4,400	162,454
Leopalace21 Corp.	82,400	674,154
Life Corp.	4,400	123,193
LIFULL Co., Ltd.	17,000	150,451
Linical Co., Ltd.	1,700	33,406
Link And Motivation, Inc.	8,900	107,874

Japan—(Continued)
Lintec Corp.	17,100	492,767
Look Holdings, Inc.	11,000	32,620
M&A Capital Partners Co., Ltd. (c)	1,200	102,369
Macnica Fuji Electronics Holdings, Inc.	14,550	262,422
Maeda Corp.	37,300	435,024
Maeda Kosen Co., Ltd.	5,700	93,443
Maeda Road Construction Co., Ltd.	21,000	423,030
Maezawa Kasei Industries Co., Ltd.	5,700	62,844
Maezawa Kyuso Industries Co., Ltd.	3,900	72,312
Makino Milling Machine Co., Ltd.	40,000	379,120
Mamiya-Op Co., Ltd.	1,900	21,727
Mandom Corp.	10,400	364,890
Mani, Inc.	5,700	224,959
Mars Engineering Corp.	3,600	83,574
Marubun Corp.	8,200	75,455
Marudai Food Co., Ltd.	38,000	181,283
Marufuji Sheet Piling Co., Ltd.	1,300	36,647
Maruha Nichiro Corp.	13,900	439,837
Maruka Machinery Co., Ltd.	900	17,105
Marusan Securities Co., Ltd.	7,600	72,952
Maruwa Co., Ltd.	3,700	291,632
Maruyama Manufacturing Co., Inc.	1,500	26,668
Maruzen CHI Holdings Co., Ltd. (c)	11,900	39,127
Maruzen Showa Unyu Co., Ltd.	23,000	112,548
Marvelous, Inc. (e)	9,500	82,169
Matsuda Sangyo Co., Ltd.	5,900	107,254
Matsui Construction Co., Ltd.	7,800	58,144
Matsui Securities Co., Ltd.	2,000	18,068
Matsuya Foods Co., Ltd.	2,500	89,694
Max Co., Ltd.	11,000	141,429
Maxvalu Nishinihon Co., Ltd.	2,400	40,345
Maxvalu Tokai Co., Ltd.	3,500	80,834
MCJ Co., Ltd.	4,300	55,833
MEC Co., Ltd.	5,800	97,316
Media Do Holdings Co., Ltd.	1,000	16,814
Medical System Network Co., Ltd.	5,300	29,119
Megachips Corp.	2,000	69,885
Megmilk Snow Brand Co., Ltd.	8,000	218,302
Meidensha Corp.	58,000	222,927
Meiji Shipping Co., Ltd.	8,500	34,679
Meiko Electronics Co., Ltd.	7,500	125,990
Meiko Network Japan Co., Ltd.	7,200	87,483
Meisei Industrial Co., Ltd.	13,500	91,954
Meitec Corp.	7,700	422,888
Meito Sangyo Co., Ltd.	3,000	46,130
Meiwa Corp.	8,100	38,128
Meiwa Estate Co., Ltd.	5,200	37,785
Melco Holdings, Inc.	1,800	59,896
Menicon Co., Ltd.	2,700	68,514
METAWATER Co., Ltd.	600	18,861
Michinoku Bank, Ltd. (The)	5,700	93,998
Mie Bank, Ltd. (The) (a) (b) (c)	4,300	94,866
Mikuni Corp.	3,000	18,301
Milbon Co., Ltd.	7,320	326,089
Mimasu Semiconductor Industry Co., Ltd.	6,800	124,526
Minato Bank, Ltd. (The) (a) (b) (c)	6,300	124,336
Ministop Co., Ltd.	5,400	111,124

BHFTII-74

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Miraial Co., Ltd.	2,900	$42,277
Mirait Holdings Corp.	22,200	356,166
Miroku Jyoho Service Co., Ltd.	5,900	172,299
Misawa Homes Co., Ltd.	6,700	55,764
Mitani Corp.	7,400	341,877
Mitani Sekisan Co., Ltd.	4,100	96,586
Mito Securities Co., Ltd.	24,000	96,215
Mitsuba Corp.	12,300	157,635
Mitsubishi Logisnext Co., Ltd.	8,000	67,245
Mitsubishi Paper Mills, Ltd. (c)	12,000	73,636
Mitsubishi Pencil Co., Ltd.	6,400	144,895
Mitsubishi Research Institute, Inc.	2,000	64,124
Mitsubishi Shokuhin Co., Ltd.	4,800	137,915
Mitsubishi Steel Manufacturing Co., Ltd.	5,900	134,554
Mitsuboshi Belting, Ltd.	17,000	190,672
Mitsui Engineering & Shipbuilding Co., Ltd. (e)	30,000	493,370
Mitsui High-Tec, Inc.	9,500	141,924
Mitsui Home Co., Ltd.	9,000	57,808
Mitsui Matsushima Co., Ltd.	5,200	74,033
Mitsui Sugar Co., Ltd.	6,100	234,516
Mitsui-Soko Holdings Co., Ltd. (c)	37,000	119,025
Mitsumura Printing Co., Ltd.	500	11,613
Mitsuuroko Group Holdings Co., Ltd.	12,900	97,765
Miyaji Engineering Group, Inc.	1,800	34,510
Miyazaki Bank, Ltd. (The)	6,000	188,747
Miyoshi Oil & Fat Co., Ltd.	2,800	37,647
Mizuno Corp.	6,600	199,298
Mochida Pharmaceutical Co., Ltd.	3,500	248,570
Modec, Inc.	3,000	74,625
Monex Group, Inc.	73,600	238,043
Money Partners Group Co., Ltd.	7,100	28,104
Monogatari Corp. (The)	1,700	172,430
MORESCO Corp.	2,500	41,895
Morinaga Milk Industry Co., Ltd.	10,400	423,025
Morita Holdings Corp.	11,200	212,683
Morozoff, Ltd.	900	57,231
Mory Industries, Inc.	2,800	82,889
Mr. Max Holdings, Ltd.	10,500	68,172
MTI, Ltd.	9,200	54,779
Mugen Estate Co., Ltd.	400	5,091
Murakami Corp.	3,000	90,099
Musashi Seimitsu Industry Co., Ltd.	7,900	267,931
Musashino Bank, Ltd. (The)	11,200	360,099
Mutoh Holdings Co., Ltd.	900	20,538
N Field Co., Ltd.	1,300	23,861
NAC Co., Ltd.	3,600	32,757
Nachi-Fujikoshi Corp.	60,000	364,214
Nafco Co., Ltd.	1,400	24,187
Nagaileben Co., Ltd.	5,600	155,396
Nagano Bank, Ltd. (The)	3,500	61,049
Nagano Keiki Co., Ltd.	4,200	48,145
Nagase & Co., Ltd.	7,800	132,775
Nagatanien Holdings Co., Ltd.	8,000	110,032
Nagawa Co., Ltd.	2,800	120,090
Nakabayashi Co., Ltd.	5,500	32,062
Nakamuraya Co., Ltd.	1,600	71,246
Nakanishi, Inc.	12,300	249,563

Japan—(Continued)
Nakano Corp.	4,000	23,877
Nakayama Steel Works, Ltd.	6,300	41,610
Nakayamafuku Co., Ltd.	2,000	14,430
Namura Shipbuilding Co., Ltd.	18,956	106,217
Nanto Bank, Ltd. (The)	9,200	250,713
Narasaki Sangyo Co., Ltd.	4,000	15,142
Natori Co., Ltd.	2,600	47,644
NDS Co., Ltd.	2,200	95,968
NEC Capital Solutions, Ltd.	3,800	75,197
NEC Networks & System Integration Corp.	7,800	202,381
NET One Systems Co., Ltd.	26,800	393,182
Neturen Co., Ltd.	9,800	100,794
New Japan Chemical Co., Ltd. (c)	9,900	24,098
New Japan Radio Co., Ltd. (c)	6,000	45,083
Nexyz Group Corp.	1,300	20,686
Nice Holdings, Inc.	3,100	42,299
Nichi-iko Pharmaceutical Co., Ltd.	13,200	205,811
Nichia Steel Works, Ltd.	13,000	42,775
Nichias Corp.	33,000	424,158
Nichiban Co., Ltd.	4,000	130,458
Nichicon Corp.	20,100	229,412
Nichiden Corp.	5,200	101,923
Nichiha Corp.	9,000	340,123
NichiiGakkan Co., Ltd.	11,800	133,589
Nichimo Co., Ltd.	1,600	27,089
Nichireki Co., Ltd.	9,000	102,300
Nihon Chouzai Co., Ltd.	1,660	52,976
Nihon Dempa Kogyo Co., Ltd.	7,600	47,234
Nihon Eslead Corp.	2,700	56,356
Nihon House Holdings Co., Ltd.	15,000	80,889
Nihon Kagaku Sangyo Co., Ltd.	3,000	36,264
Nihon Kohden Corp.	4,400	125,354
Nihon Nohyaku Co., Ltd.	14,000	82,588
Nihon Parkerizing Co., Ltd.	31,600	519,065
Nihon Plast Co., Ltd.	2,500	21,341
Nihon Tokushu Toryo Co., Ltd.	2,200	42,616
Nihon Unisys, Ltd.	16,900	367,138
Nihon Yamamura Glass Co., Ltd.	38,000	69,085
Nikkato Corp.	300	2,795
Nikkiso Co., Ltd.	18,600	195,871
Nikko Co., Ltd.	1,800	39,491
Nikkon Holdings Co., Ltd.	22,600	598,724
Nippon Air Conditioning Services Co., Ltd.	9,600	67,864
Nippon Beet Sugar Manufacturing Co., Ltd.	4,500	100,647
Nippon Carbide Industries Co., Inc.	2,300	43,164
Nippon Ceramic Co., Ltd.	5,200	142,491
Nippon Chemi-Con Corp.	5,900	139,466
Nippon Chemical Industrial Co., Ltd.	3,000	96,691
Nippon Chemiphar Co., Ltd.	800	35,371
Nippon Coke & Engineering Co., Ltd.	71,000	72,247
Nippon Concrete Industries Co., Ltd.	14,000	58,257
Nippon Denko Co., Ltd. (e)	43,865	135,894
Nippon Densetsu Kogyo Co., Ltd.	12,500	245,409
Nippon Felt Co., Ltd.	8,600	41,909
Nippon Filcon Co., Ltd.	5,200	32,368
Nippon Fine Chemical Co., Ltd.	4,300	49,974
Nippon Flour Mills Co., Ltd.	22,500	351,189

BHFTII-75

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Nippon Gas Co., Ltd.	9,600	$458,663
Nippon Hume Corp.	8,200	60,688
Nippon Kanzai Co., Ltd.	4,800	94,812
Nippon Kinzoku Co., Ltd.	1,900	42,108
Nippon Kodoshi Corp. (e)	1,600	44,340
Nippon Koei Co., Ltd.	5,000	153,695
Nippon Koshuha Steel Co., Ltd.	3,100	23,280
Nippon Light Metal Holdings Co., Ltd.	198,000	517,453
Nippon Paper Industries Co., Ltd.	7,000	129,418
Nippon Parking Development Co., Ltd.	65,100	108,237
Nippon Pillar Packing Co., Ltd.	6,500	97,422
Nippon Piston Ring Co., Ltd.	3,200	66,429
Nippon Rietec Co., Ltd.	5,800	79,207
Nippon Road Co., Ltd. (The)	2,700	133,341
Nippon Seiki Co., Ltd.	15,000	274,167
Nippon Seisen Co., Ltd.	1,200	55,705
Nippon Sharyo, Ltd. (c)	26,000	74,078
Nippon Sheet Glass Co., Ltd. (c)	33,000	263,519
Nippon Signal Co., Ltd.	18,700	176,467
Nippon Soda Co., Ltd.	46,000	262,267
Nippon Steel & Sumikin Bussan Corp.	5,196	288,848
Nippon Suisan Kaisha, Ltd.	80,500	418,739
Nippon Systemware Co., Ltd.	1,300	35,611
Nippon Thompson Co., Ltd.	23,200	188,753
Nippon Valqua Industries, Ltd.	6,000	166,927
Nippon Yakin Kogyo Co., Ltd.	54,000	147,777
Nipro Corp.	22,400	328,716
Nishi-Nippon Financial Holdings, Inc.	5,900	70,054
Nishi-Nippon Railroad Co., Ltd.	12,200	317,963
Nishikawa Rubber Co., Ltd.	1,200	27,709
Nishimatsu Construction Co., Ltd.	19,400	484,203
Nishimatsuya Chain Co., Ltd.	8,800	99,724
Nishio Rent All Co., Ltd.	4,400	137,508
Nissan Shatai Co., Ltd.	1,300	13,572
Nissan Tokyo Sales Holdings Co., Ltd.	11,000	45,470
Nissei ASB Machine Co., Ltd.	2,100	145,950
Nissei Build Kogyo Co., Ltd.	9,000	108,785
Nissei Corp.	3,700	46,631
Nissei Plastic Industrial Co., Ltd.	6,000	82,677
Nissha Co., Ltd.	1,800	48,133
Nisshin Fudosan Co.	12,300	90,312
Nisshin Oillio Group, Ltd. (The)	10,200	284,416
Nisshin Steel Co., Ltd.	6,196	72,682
Nisshinbo Holdings, Inc.	52,120	705,855
Nissin Corp.	6,000	158,653
Nissin Electric Co., Ltd.	14,800	138,503
Nissin Kogyo Co., Ltd.	15,200	263,786
Nissui Pharmaceutical Co., Ltd.	5,100	66,460
Nitta Corp.	6,800	255,476
Nitta Gelatin, Inc.	4,500	33,984
Nittan Valve Co., Ltd.	6,300	20,960
Nittetsu Mining Co., Ltd.	2,200	122,396
Nitto Boseki Co., Ltd.	9,800	209,799
Nitto FC Co., Ltd.	4,500	30,600
Nitto Fuji Flour Milling Co., Ltd.	400	18,114
Nitto Kogyo Corp.	9,000	139,220
Nitto Kohki Co., Ltd.	4,100	113,760

Japan—(Continued)
Nitto Seiko Co., Ltd.	12,500	84,078
Nittoc Construction Co., Ltd.	11,050	65,039
Nittoku Engineering Co., Ltd.	5,200	195,632
NJS Co., Ltd.	3,300	50,253
Noevir Holdings Co., Ltd.	3,100	230,462
NOF Corp.	22,300	674,308
Nohmi Bosai, Ltd.	7,000	150,884
Nojima Corp.	4,200	101,357
Nomura Co., Ltd.	12,000	258,683
Noritake Co., Ltd.	4,200	181,293
Noritsu Koki Co., Ltd. (e)	4,000	92,710
Noritz Corp.	11,400	206,690
North Pacific Bank, Ltd.	122,400	412,456
NS Solutions Corp.	7,900	227,235
NS United Kaiun Kaisha, Ltd.	4,100	82,152
NSD Co., Ltd.	10,670	217,004
Nuflare Technology, Inc.	800	50,817
Obara Group, Inc.	3,500	205,335
Odelic Co., Ltd.	1,000	41,716
Oenon Holdings, Inc.	21,000	94,017
Ogaki Kyoritsu Bank, Ltd. (The)	12,500	318,132
Ohashi Technica, Inc.	4,600	75,374
Ohsho Food Service Corp.	3,600	176,469
Oiles Corp.	8,000	171,978
Oita Bank, Ltd. (The)	5,700	213,086
Okabe Co., Ltd.	14,000	129,827
Okamoto Industries, Inc.	16,000	161,312
Okamoto Machine Tool Works, Ltd.	1,400	42,962
Okamura Corp.	26,300	359,413
Okasan Securities Group, Inc.	29,000	173,404
Okaya Electric Industries Co., Ltd.	5,800	33,279
Oki Electric Industry Co., Ltd.	22,700	300,010
Okinawa Cellular Telephone Co.	4,400	160,716
Okinawa Electric Power Co., Inc. (The)	13,507	380,103
OKK Corp.	3,100	32,103
OKUMA Corp.	8,600	505,674
Okumura Corp.	11,400	444,905
Okura Industrial Co., Ltd.	15,000	81,930
Okuwa Co., Ltd.	10,000	104,287
Olympic Group Corp.	4,900	26,093
ONO Sokki Co., Ltd.	4,200	34,868
Onoken Co., Ltd.	6,500	114,266
Onward Holdings Co., Ltd.	49,000	427,272
OPT Holding, Inc.	4,700	74,165
Optex Group Co., Ltd.	9,400	238,905
Organo Corp.	2,800	85,386
Origin Electric Co., Ltd.	3,400	54,461
Osaka Organic Chemical Industry, Ltd.	5,900	76,624
Osaka Soda Co., Ltd.	5,000	132,178
Osaka Steel Co., Ltd.	5,900	120,902
OSAKA Titanium Technologies Co., Ltd. (c)	2,600	49,774
Osaki Electric Co., Ltd.	11,000	81,044
OSG Corp.	14,800	337,194
OSJB Holdings Corp.	7,600	20,774
Otsuka Kagu, Ltd. (e)	5,500	31,349
OUG Holdings, Inc.	700	17,449
Outsourcing, Inc.	15,500	271,350

BHFTII-76

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Oyo Corp.	7,400	$104,466
Pacific Industrial Co., Ltd.	16,700	222,263
Pacific Metals Co., Ltd. (c) (e)	6,100	183,409
Pack Corp. (The)	4,600	171,906
Pal Group Holdings Co., Ltd.	3,800	104,134
Paltac Corp.	8,150	444,320
Paramount Bed Holdings Co., Ltd.	6,000	304,307
Parco Co., Ltd.	8,100	108,606
Paris Miki Holdings, Inc.	10,600	51,955
Pasco Corp. (c)	6,000	17,652
Pasona Group, Inc.	6,200	134,056
Penta-Ocean Construction Co., Ltd.	90,500	667,968
Pepper Food Service Co., Ltd.	1,600	73,945
PIA Corp.	300	15,429
Pilot Corp.	7,400	414,818
Piolax, Inc.	10,500	277,098
Pioneer Corp. (c) (e)	117,700	193,892
Plenus Co., Ltd.	7,800	152,331
Press Kogyo Co., Ltd.	37,000	220,804
Pressance Corp.	10,400	156,715
Prestige International, Inc.	13,400	164,236
Prima Meat Packers, Ltd.	48,000	271,219
Pronexus, Inc.	6,700	82,043
Proto Corp.	4,400	68,764
PS Mitsubishi Construction Co., Ltd.	8,800	58,675
Qol Co., Ltd.	3,400	67,315
Raito Kogyo Co., Ltd.	16,900	178,603
Rasa Industries, Ltd.	2,600	51,481
Renaissance, Inc.	2,800	50,133
Rengo Co., Ltd.	72,300	624,777
Renown, Inc. (c)	29,200	45,125
Resort Solution Co., Ltd.	400	16,620
Resorttrust, Inc.	1,700	36,065
Retail Partners Co., Ltd.	1,300	18,538
Rheon Automatic Machinery Co., Ltd.	5,000	100,384
Rhythm Watch Co., Ltd.	2,500	55,607
Riberesute Corp.	4,300	39,668
Ricoh Leasing Co., Ltd.	5,600	185,407
Right On Co., Ltd.	5,900	51,661
Riken Corp.	3,500	196,484
Riken Keiki Co., Ltd.	6,000	132,120
Riken Technos Corp.	15,000	72,093
Riken Vitamin Co., Ltd.	2,700	105,312
Ringer Hut Co., Ltd.	4,200	98,357
Rion Co., Ltd.	2,200	57,073
Riso Kagaku Corp.	9,458	175,760
Riso Kyoiku Co., Ltd.	11,590	85,814
Rock Field Co., Ltd.	6,600	137,482
Rokko Butter Co., Ltd.	3,600	77,963
Roland DG Corp.	3,000	68,750
Round One Corp.	22,000	350,122
Royal Holdings Co., Ltd.	9,000	244,211
Ryobi, Ltd.	9,400	249,085
Ryoden Corp.	4,500	75,048
Ryosan Co., Ltd.	10,800	391,163
Ryoyo Electro Corp.	7,800	125,847
S Foods, Inc.	4,100	170,619

Japan—(Continued)
S&B Foods, Inc.	600	64,320
Sac’s Bar Holdings, Inc.	6,850	73,381
Saibu Gas Co., Ltd.	12,200	319,472
Saizeriya Co., Ltd.	9,200	260,721
Sakai Chemical Industry Co., Ltd.	6,000	155,092
Sakai Heavy Industries, Ltd.	1,400	61,746
Sakai Moving Service Co., Ltd.	2,600	136,049
Sakai Ovex Co., Ltd.	1,600	37,731
Sakata INX Corp.	11,800	175,090
Sakura Internet, Inc.	1,600	11,342
Sala Corp.	12,900	79,191
SAMTY Co., Ltd.	2,600	44,625
San Holdings, Inc.	1,400	33,760
San-A Co., Ltd.	5,700	329,146
San-Ai Oil Co., Ltd.	20,000	297,005
San-In Godo Bank, Ltd. (The)	59,000	527,999
Sanden Holdings Corp. (c)	8,400	118,266
Sanei Architecture Planning Co., Ltd.	3,500	74,290
Sangetsu Corp.	20,500	424,504
Sanken Electric Co., Ltd.	37,000	273,596
Sanki Engineering Co., Ltd.	17,900	201,972
Sanko Metal Industrial Co., Ltd.	1,000	34,857
Sankyo Frontier Co., Ltd.	1,000	29,934
Sankyo Seiko Co., Ltd.	13,400	62,508
Sankyo Tateyama, Inc.	9,600	143,050
Sankyu, Inc.	4,100	203,732
Sanoh Industrial Co., Ltd.	10,100	71,628
Sanrio Co., Ltd. (e)	2,400	43,497
Sanshin Electronics Co., Ltd.	8,500	167,944
Sanyo Chemical Industries, Ltd.	4,200	197,517
Sanyo Denki Co., Ltd.	3,200	248,741
Sanyo Electric Railway Co., Ltd.	4,000	99,570
Sanyo Housing Nagoya Co., Ltd.	3,000	35,439
Sanyo Industries, Ltd.	1,300	25,880
Sanyo Shokai, Ltd.	5,100	110,250
Sanyo Special Steel Co., Ltd.	8,600	217,932
Sapporo Holdings, Ltd.	12,100	354,364
Sata Construction Co., Ltd.	2,600	11,314
Sato Holdings Corp.	6,900	222,504
Sato Shoji Corp.	6,500	72,010
Satori Electric Co., Ltd.	5,500	56,727
Sawada Holdings Co., Ltd.	10,300	96,613
Sawai Pharmaceutical Co., Ltd.	3,500	154,075
Saxa Holdings, Inc.	2,400	47,847
SBS Holdings, Inc.	6,900	89,860
Scroll Corp.	13,100	52,006
SEC Carbon, Ltd.	700	47,723
Secom Joshinetsu Co., Ltd.	900	31,686
Seibu Electric Industry Co., Ltd.	2,400	64,688
Seika Corp.	4,200	105,133
Seikitokyu Kogyo Co., Ltd.	12,500	83,050
Seiko Holdings Corp.	8,800	210,192
Seiren Co., Ltd.	19,100	355,060
Sekisui Jushi Corp.	10,200	221,175
Sekisui Plastics Co., Ltd.	10,300	115,196
Senko Group Holdings Co., Ltd.	31,000	242,636
Senshu Electric Co., Ltd.	2,400	73,692

BHFTII-77

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Senshu Ikeda Holdings, Inc.	84,000	$320,906
Senshukai Co., Ltd. (c)	11,000	58,920
Septeni Holdings Co., Ltd.	27,500	95,314
Shibaura Electronics Co., Ltd.	2,800	136,346
Shibaura Mechatronics Corp.	9,000	40,565
Shibusawa Warehouse Co., Ltd. (The)	4,200	70,747
Shibuya Corp.	4,800	171,752
Shidax Corp.	9,600	43,874
Shiga Bank, Ltd. (The)	89,000	453,770
Shikibo, Ltd.	4,700	57,267
Shikoku Bank, Ltd. (The)	14,000	199,743
Shikoku Chemicals Corp.	13,000	192,891
Shima Seiki Manufacturing, Ltd.	4,900	342,326
Shimachu Co., Ltd.	19,600	624,657
Shimane Bank, Ltd. (The)	2,500	32,668
Shimizu Bank, Ltd. (The)	3,400	95,519
Shimojima Co., Ltd.	6,300	67,854
Shin Nippon Air Technologies Co., Ltd.	4,600	68,747
Shin-Etsu Polymer Co., Ltd.	16,900	179,927
Shin-Keisei Electric Railway Co., Ltd.	2,900	60,664
Shinagawa Refractories Co., Ltd.	2,000	53,347
Shindengen Electric Manufacturing Co., Ltd.	2,800	182,672
Shinkawa, Ltd. (c)	5,300	57,022
Shinko Electric Industries Co., Ltd.	27,600	203,638
Shinko Plantech Co., Ltd.	16,100	147,431
Shinko Shoji Co., Ltd.	7,700	127,593
Shinko Wire Co., Ltd.	1,200	17,006
Shinmaywa Industries, Ltd.	34,000	279,614
Shinnihon Corp.	10,200	110,325
Shinoken Group Co., Ltd.	1,600	50,299
Shinsho Corp.	1,400	48,849
Shinwa Co., Ltd.	3,900	82,293
Ship Healthcare Holdings, Inc.	14,200	504,819
Shizuki Electric Co., Inc.	8,000	55,288
Shizuoka Gas Co., Ltd.	21,300	192,652
Shobunsha Publications, Inc.	4,800	34,892
Shochiku Co., Ltd.	100	14,199
Shoei Co., Ltd.	1,000	38,710
Shoei Foods Corp.	3,400	130,584
Shofu, Inc.	3,900	53,657
Shoko Co., Ltd. (c)	19,000	19,961
Showa Aircraft Industry Co., Ltd.	4,000	48,672
Showa Corp.	17,600	301,886
Showa Sangyo Co., Ltd.	6,600	170,699
Siix Corp.	9,600	206,727
Sinanen Holdings Co., Ltd.	2,900	72,192
Sinfonia Technology Co., Ltd. (e)	42,000	145,448
Sinko Industries, Ltd.	6,400	102,349
Sintokogio, Ltd.	16,800	176,230
SKY Perfect JSAT Holdings, Inc.	29,800	133,673
SMK Corp.	23,000	94,802
SMS Co., Ltd.	7,300	312,504
SNT Corp.	15,600	66,666
Soda Nikka Co., Ltd.	7,000	52,511
Sodick Co., Ltd.	16,800	220,509
Soft99 Corp.	5,100	60,150
Softbank Technology Corp.	3,200	56,473

Japan—(Continued)
Software Service, Inc.	1,200	100,721
Sogo Medical Co., Ltd.	4,800	135,561
Solasto Corp.	500	13,609
Sotoh Co., Ltd.	3,100	30,593
Space Co., Ltd.	5,060	70,111
Sparx Group Co., Ltd.	35,900	97,283
SPK Corp.	1,700	46,103
SRA Holdings	3,100	89,066
Srg Takamiya Co., Ltd.	5,200	31,707
ST Corp.	2,900	62,549
St. Marc Holdings Co., Ltd.	5,100	148,908
Star Mica Co., Ltd.	1,600	33,114
Star Micronics Co., Ltd.	4,400	81,474
Starts Corp., Inc.	5,800	158,810
Starzen Co., Ltd.	2,500	124,053
Stella Chemifa Corp.	3,600	108,579
Step Co., Ltd.	4,100	63,431
Studio Alice Co., Ltd.	2,900	70,546
Subaru Enterprise Co., Ltd.	100	6,293
Sugimoto & Co., Ltd.	3,800	67,531
Sumida Corp.	6,300	80,502
Suminoe Textile Co., Ltd.	2,300	61,951
Sumitomo Bakelite Co., Ltd.	68,000	600,210
Sumitomo Densetsu Co., Ltd.	5,400	108,053
Sumitomo Mitsui Construction Co., Ltd.	52,060	311,159
Sumitomo Osaka Cement Co., Ltd.	142,000	627,211
Sumitomo Precision Products Co., Ltd.	12,000	44,805
Sumitomo Riko Co., Ltd.	15,300	154,224
Sumitomo Seika Chemicals Co., Ltd.	3,200	153,972
Sumitomo Warehouse Co., Ltd. (The)	53,000	352,866
Sun Frontier Fudousan Co., Ltd.	7,600	84,008
Sun-Wa Technos Corp.	3,900	69,656
Suncall Corp.	8,300	58,155
SWCC Showa Holdings Co., Ltd.	7,600	67,692
Systena Corp.	5,600	226,686
T Hasegawa Co., Ltd.	8,400	160,563
T RAD Co., Ltd.	2,900	106,863
T&K Toka Co., Ltd.	8,600	105,754
T-Gaia Corp.	7,400	207,852
Tachi-S Co., Ltd.	10,300	184,634
Tachibana Eletech Co., Ltd.	5,640	113,012
Tadano, Ltd.	25,900	391,976
Taihei Dengyo Kaisha, Ltd.	6,000	152,588
Taiheiyo Kouhatsu, Inc.	2,100	20,452
Taiho Kogyo Co., Ltd.	6,400	92,434
Taikisha, Ltd.	9,100	298,677
Taiko Bank, Ltd. (The)	3,100	66,373
Taiko Pharmaceutical Co., Ltd.	700	13,391
Taisei Lamick Co., Ltd.	2,200	65,824
Taiyo Holdings Co., Ltd.	5,300	227,891
Taiyo Yuden Co., Ltd. (e)	26,600	447,107
Takachiho Koheki Co., Ltd.	400	5,148
Takamatsu Construction Group Co., Ltd.	5,400	154,635
Takano Co., Ltd.	4,600	40,169
Takaoka Toko Co., Ltd.	4,365	70,077
Takara Holdings, Inc.	26,000	291,130
Takara Leben Co., Ltd.	28,600	123,498

BHFTII-78

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Takara Printing Co., Ltd.	3,100	$55,690
Takara Standard Co., Ltd.	14,400	244,181
Takasago International Corp.	5,400	159,201
Takasago Thermal Engineering Co., Ltd.	16,800	311,515
Takashima & Co., Ltd.	2,500	51,587
Take And Give Needs Co., Ltd.	4,010	44,673
Takeei Corp.	8,200	99,143
Takeuchi Manufacturing Co., Ltd.	10,000	221,523
Takihyo Co., Ltd.	2,000	44,142
Takisawa Machine Tool Co., Ltd.	2,200	40,972
Takuma Co., Ltd.	25,000	276,391
Tama Home Co., Ltd.	5,900	80,604
Tamron Co., Ltd.	6,000	124,764
Tamura Corp.	26,000	197,943
Tanseisha Co., Ltd.	11,750	143,300
Tatsuta Electric Wire and Cable Co., Ltd.	17,000	103,311
Tayca Corp.	6,000	156,712
TBK Co., Ltd.	8,000	38,767
Teac Corp. (c)	40,000	16,279
TECHNO ASSOCIE Co., Ltd.	300	3,720
Techno Medica Co., Ltd.	2,400	46,112
Techno Ryowa, Ltd.	4,800	37,574
TechnoPro Holdings, Inc.	3,800	230,755
Tecnos Japan, Inc.	2,000	17,965
Teikoku Electric Manufacturing Co., Ltd.	6,800	102,980
Teikoku Sen-I Co., Ltd.	6,900	133,049
Teikoku Tsushin Kogyo Co., Ltd.	3,000	36,574
Tenma Corp.	6,200	119,022
Teraoka Seisakusho Co., Ltd.	200	1,309
Tigers Polymer Corp.	2,200	17,971
TKC Corp.	6,700	274,175
Toa Corp.	5,800	122,011
Toa Corp.	9,600	118,712
Toa Oil Co., Ltd.	32,000	51,633
TOA ROAD Corp.	1,800	68,636
Toabo Corp.	3,400	18,463
Toagosei Co., Ltd.	37,000	437,093
Tobishima Corp.	55,600	92,420
Tobu Store Co., Ltd.	1,100	31,095
TOC Co., Ltd.	15,800	131,332
Tocalo Co., Ltd.	19,200	234,764
Tochigi Bank, Ltd. (The)	38,200	147,559
Toda Corp.	78,000	565,227
Toda Kogyo Corp.	1,100	40,194
Toei Animation Co., Ltd.	4,800	157,793
Toei Co., Ltd.	2,500	267,010
Toenec Corp.	3,200	95,367
Toho Bank, Ltd. (The)	83,000	320,420
Toho Co., Ltd.	2,700	60,326
Toho Holdings Co., Ltd.	19,600	466,373
Toho Titanium Co., Ltd.	2,100	23,715
Toho Zinc Co., Ltd.	5,000	234,536
Tohoku Bank, Ltd. (The)	4,700	64,108
Tohokushinsha Film Corp.	4,800	34,571
Tohto Suisan Co., Ltd.	1,400	26,031
Tokai Carbon Co., Ltd.	3,200	47,658
Tokai Corp.	7,800	162,096

Japan—(Continued)
TOKAI Holdings Corp.	23,700	238,001
Tokai Lease Co., Ltd.	1,600	32,199
Tokai Rika Co., Ltd.	8,800	180,568
Tokai Tokyo Financial Holdings, Inc.	34,400	238,447
Token Corp.	2,460	247,422
Tokushu Tokai Paper Co., Ltd.	3,300	126,731
Tokuyama Corp.	20,000	636,134
Tokyo Dome Corp.	31,000	294,164
Tokyo Electron Device, Ltd.	2,400	43,442
Tokyo Energy & Systems, Inc.	8,000	89,853
Tokyo Individualized Educational Institute, Inc.	1,400	14,914
Tokyo Keiki, Inc.	4,200	44,380
Tokyo Ohka Kogyo Co., Ltd.	13,100	474,560
Tokyo Rakutenchi Co., Ltd.	1,300	62,398
Tokyo Rope Manufacturing Co., Ltd.	4,600	91,433
Tokyo Sangyo Co., Ltd.	12,000	65,796
Tokyo Seimitsu Co., Ltd.	13,800	563,628
Tokyo Steel Manufacturing Co., Ltd.	36,800	297,796
Tokyo Tekko Co., Ltd.	3,400	49,570
Tokyo Theatres Co., Inc.	2,900	39,224
Tokyo TY Financial Group, Inc.	9,724	233,974
Tokyotokeiba Co., Ltd.	3,100	116,628
Tokyu Construction Co., Ltd.	2,900	31,467
Tokyu Recreation Co., Ltd.	6,000	54,182
Toli Corp.	20,000	72,507
Tomato Bank, Ltd.	4,200	60,790
Tomen Devices Corp.	1,500	40,115
Tomoe Corp.	12,500	63,595
Tomoe Engineering Co., Ltd.	2,100	42,098
Tomoegawa Co., Ltd.	12,000	30,982
Tomoku Co., Ltd.	5,400	109,905
TOMONY Holdings, Inc.	56,900	258,286
Tomy Co., Ltd.	22,400	227,627
Tonami Holdings Co., Ltd.	2,200	134,942
Topcon Corp.	15,000	295,851
Toppan Forms Co., Ltd.	19,800	220,174
Topre Corp.	11,900	348,266
Topy Industries, Ltd.	6,800	196,005
Toridolll Holdings Corp.	6,900	255,018
Torigoe Co., Ltd. (The)	7,100	63,748
Torii Pharmaceutical Co., Ltd.	3,600	95,516
Torishima Pump Manufacturing Co., Ltd.	7,700	72,449
Tosei Corp.	13,200	159,594
Toshiba Machine Co., Ltd.	42,000	291,164
Toshiba Plant Systems & Services Corp.	14,100	308,736
Toshiba TEC Corp.	13,000	77,121
Tosho Co., Ltd.	4,800	185,593
Tosho Printing Co., Ltd.	7,000	66,321
Totetsu Kogyo Co., Ltd.	8,400	263,088
Tottori Bank, Ltd. (The)	3,700	60,076
Toukei Computer Co., Ltd.	1,400	41,017
Tow Co., Ltd.	3,600	31,413
Towa Bank, Ltd. (The)	11,500	154,466
Towa Corp.	8,000	108,746
Towa Pharmaceutical Co., Ltd.	2,800	178,873
Toyo Construction Co., Ltd.	25,499	116,408
Toyo Corp.	9,600	86,316

BHFTII-79

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Toyo Denki Seizo KK	3,200	$53,882
Toyo Engineering Corp. (c) (e)	7,600	72,516
Toyo Ink SC Holdings Co., Ltd.	76,000	476,212
Toyo Kanetsu KK	3,800	109,412
Toyo Kohan Co., Ltd.	16,000	108,173
Toyo Machinery & Metal Co., Ltd.	6,000	46,302
Toyo Securities Co., Ltd.	23,000	63,712
Toyo Sugar Refining Co., Ltd.	900	10,279
Toyo Tanso Co., Ltd.	4,600	145,285
Toyo Tire & Rubber Co., Ltd.	700	12,027
Toyo Wharf & Warehouse Co., Ltd.	2,500	40,713
Toyobo Co., Ltd.	33,200	654,835
TPR Co., Ltd.	7,300	209,285
Trancom Co., Ltd.	2,300	159,662
Transcosmos, Inc.	7,200	188,414
Trusco Nakayama Corp.	12,600	311,493
Trust Tech, Inc.	3,000	98,507
TS Tech Co., Ltd.	2,600	103,302
TSI Holdings Co., Ltd.	28,205	205,348
Tsubakimoto Chain Co.	45,000	369,476
Tsubakimoto Kogyo Co., Ltd.	1,600	52,204
Tsudakoma Corp. (c)	16,000	35,140
Tsugami Corp.	19,000	242,769
Tsukada Global Holdings, Inc.	7,200	42,442
Tsukamoto Corp. Co., Ltd.	2,100	25,295
Tsukishima Kikai Co., Ltd.	8,600	122,262
Tsukuba Bank, Ltd.	34,500	115,069
Tsukui Corp.	18,800	146,240
Tsurumi Manufacturing Co., Ltd.	6,100	110,995
Tsutsumi Jewelry Co., Ltd.	3,200	62,862
TTK Co., Ltd.	4,000	23,589
TV Asahi Holdings Corp.	600	13,230
TV Tokyo Holdings Corp.	3,700	99,478
TYK Corp.	6,000	23,774
U-Shin, Ltd. (c)	8,400	60,442
UACJ Corp. (e)	10,685	274,143
Uchida Yoko Co., Ltd.	4,200	113,658
Ueki Corp.	1,100	27,191
UKC Holdings Corp.	5,000	103,418
Uniden Holdings Corp.	25,000	63,586
Union Tool Co.	3,400	120,947
Unipres Corp.	13,900	314,519
United Arrows, Ltd.	6,000	227,612
United Super Markets Holdings, Inc.	20,700	222,741
UNITED, Inc.	800	32,187
Unitika, Ltd. (c)	15,600	97,607
Unizo Holdings Co., Ltd.	3,800	93,214
Ushio, Inc.	39,000	523,466
UT Group Co., Ltd. (c)	8,300	270,846
Utoc Corp.	5,100	22,210
V Technology Co., Ltd.	800	231,847
Valor Holdings Co., Ltd.	11,800	320,565
Vector, Inc.	1,200	27,775
VeriServe Corp.	500	15,028
Village Vanguard Co., Ltd.	2,300	21,801
Vital KSK Holdings, Inc.	14,200	140,579
Vitec Holdings Co., Ltd.	3,700	74,282

Japan—(Continued)
Voyage Group, Inc.	1,500	18,897
VT Holdings Co., Ltd.	24,300	125,688
Wacoal Holdings Corp.	14,500	420,264
Wakachiku Construction Co., Ltd.	4,600	71,537
Wakamoto Pharmaceutical Co., Ltd.	9,000	24,202
Wakita & Co., Ltd.	15,300	169,641
Warabeya Nichiyo Holdings Co., Ltd.	5,000	124,797
WATAMI Co., Ltd.	7,600	99,603
WDB Holdings Co., Ltd.	300	10,970
Weathernews, Inc.	2,100	67,143
West Holdings Corp.	7,200	44,252
WirelessGate, Inc.	1,000	13,899
Wood One Co., Ltd.	2,600	35,527
Wowow, Inc.	2,200	70,601
Xebio Holdings Co., Ltd.	8,700	172,791
Y.A.C. Holdings Co., Ltd.	3,900	36,462
YA-MAN, Ltd.	2,900	69,498
Yachiyo Industry Co., Ltd.	3,900	49,365
Yahagi Construction Co., Ltd.	10,900	81,410
Yaizu Suisankagaku Industry Co., Ltd.	4,400	52,524
Yakuodo Co., Ltd.	800	30,183
YAMABIKO Corp.	12,800	168,709
Yamagata Bank, Ltd. (The)	10,400	235,411
Yamaichi Electronics Co., Ltd. (e)	8,200	143,219
Yamanashi Chuo Bank, Ltd. (The)	59,000	244,638
Yamashin-Filter Corp.	1,500	19,366
Yamatane Corp.	3,400	59,967
Yamato Corp.	6,600	47,476
Yamato International, Inc.	6,700	40,565
Yamato Kogyo Co., Ltd.	1,800	49,671
Yamaya Corp.	1,150	34,513
Yamazawa Co., Ltd.	1,000	16,570
Yamazen Corp.	19,500	202,254
Yaoko Co., Ltd.	5,200	280,276
Yashima Denki Co., Ltd.	7,500	60,752
Yasuda Logistics Corp.	7,400	71,112
Yellow Hat, Ltd.	5,800	173,669
Yodogawa Steel Works, Ltd.	7,600	203,078
Yokogawa Bridge Holdings Corp.	12,800	275,209
Yokohama Reito Co., Ltd.	16,800	165,379
Yokowo Co., Ltd.	5,200	97,060
Yomeishu Seizo Co., Ltd.	3,000	68,516
Yomiuri Land Co., Ltd.	1,300	55,995
Yondenko Corp.	1,600	40,165
Yondoshi Holdings, Inc.	4,600	119,084
Yorozu Corp.	7,900	130,764
Yoshinoya Holdings Co., Ltd.	13,600	273,699
Yuasa Funashoku Co., Ltd.	1,300	45,613
Yuasa Trading Co., Ltd.	5,800	190,973
Yuken Kogyo Co., Ltd.	1,700	45,325
Yuki Gosei Kogyo Co., Ltd.	6,000	17,025
Yume No. Machi Souzou Iinkai Co., Ltd.	1,500	31,779
Yumeshin Holdings Co., Ltd.	10,100	113,592
Yurtec Corp.	12,000	95,596
Yushiro Chemical Industry Co., Ltd.	3,700	61,009
Yutaka Giken Co., Ltd.	600	15,938
Zappallas, Inc.	4,900	17,936

BHFTII-80

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Zenrin Co., Ltd.	11,850	$249,596
ZERIA Pharmaceutical Co., Ltd.	6,900	139,332
Zojirushi Corp.	9,800	143,943
Zuiko Corp.	1,000	28,403
Zuken, Inc.	5,400	74,945

		180,190,926

Jersey, Channel Islands—0.1%
Centamin plc	342,133	741,463

Kazakhstan—0.1%
KAZ Minerals plc (c)	42,164	508,657

Liechtenstein—0.0%
Liechtensteinische Landesbank AG	2,973	168,530
VP Bank AG	358	55,565

		224,095

Luxembourg—0.2%
APERAM S.A.	21,182	1,013,611
L’Occitane International S.A.	38,500	71,203

		1,084,814

Macau—0.0%
Macau Legend Development, Ltd. (c)	359,000	52,820

Malaysia—0.0%
Nam Cheong, Ltd. (a) (b) (c) (d)	321,000	1,836

Malta—0.1%
Kindred Group plc	59,073	808,348

Monaco—0.1%
Endeavour Mining Corp. (c)	16,215	299,166

Netherlands—2.7%
Aalberts Industries NV	34,547	1,763,771
Accell Group	10,832	236,535
AMG Advanced Metallurgical Group NV	11,371	508,613
Amsterdam Commodities NV	6,535	171,494
Arcadis NV	34,103	671,176
ASM International NV	19,662	1,437,342
Atrium European Real Estate, Ltd. (c)	66,764	328,840
BE Semiconductor Industries NV	18,560	1,902,662
Beter Bed Holding NV	5,373	61,791
BinckBank NV	28,201	161,005
Boskalis Westminster	22,735	666,503
Brack Capital Properties NV (c)	1,353	162,219
Brunel International NV	9,034	165,741
Corbion NV	20,382	618,367
Euronext NV	13,262	970,573
Flow Traders	1,749	74,444
Fugro NV (c) (e)	18,901	250,352
Gemalto NV	19,133	1,169,432
Heijmans NV (c)	11,179	129,346

Netherlands—(Continued)
Hunter Douglas NV	2,423	193,828
IMCD Group NV	5,118	314,973
KAS Bank NV	6,580	84,471
Kendrion NV	3,947	161,538
Koninklijke BAM Groep NV	109,580	511,163
Koninklijke Vopak NV	12,396	609,013
Nederland Apparatenfabriek	2,241	141,418
New World Resources plc - A Shares (a) (b) (c) (d)	11,898	8
OCI NV (c)	12,388	286,835
Ordina NV	44,115	97,161
Philips Lighting NV	3,117	117,264
PostNL NV	167,288	626,909
Rhi Magnesita NV (c)	8,926	545,839
SBM Offshore NV	72,035	1,154,775
Sligro Food Group NV	10,629	581,185
SNS REAAL NV (a) (b) (c) (d)	105,329	0
TKH Group NV	13,932	893,818
TomTom NV (c)	51,405	475,062
Van Lanschot Kempen NV	45	1,431
Wessanen	31,675	635,752

		18,882,649

New Zealand—0.7%
Abano Healthcare Group, Ltd.	880	5,659
Air New Zealand, Ltd.	155,053	362,801
Briscoe Group, Ltd.	13,123	33,899
Chorus, Ltd.	126,068	365,159
Ebos Group, Ltd.	22,764	296,041
Freightways, Ltd.	38,693	212,084
Genesis Energy, Ltd.	64,870	111,719
Gentrack Group, Ltd.	6,656	32,061
Hallenstein Glasson Holdings, Ltd.	19,012	69,696
Heartland Bank, Ltd.	72,313	92,129
Infratil, Ltd.	173,171	388,962
Kathmandu Holdings, Ltd.	24,348	42,632
Mainfreight, Ltd.	22,297	397,481
Methven, Ltd.	19,898	15,137
Metlifecare, Ltd.	34,148	144,603
Metro Performance Glass, Ltd.	8,816	4,731
Michael Hill International, Ltd.	82,929	72,796
New Zealand Oil & Gas, Ltd. (c)	4,881	2,174
New Zealand Refining Co., Ltd. (The)	27,432	45,461
NZME, Ltd.	71,247	44,944
NZX, Ltd.	83,876	64,900
Pacific Edge, Ltd. (c)	17,353	4,837
PGG Wrightson, Ltd.	58,545	25,419
Port of Tauranga, Ltd.	92,250	320,380
Restaurant Brands New Zealand, Ltd.	33,397	173,434
Rubicon, Ltd. (c)	9,922	1,777
Sanford, Ltd.	314	1,687
Scales Corp., Ltd.	7,570	24,745
Skellerup Holdings, Ltd.	29,759	39,387
SKY Network Television, Ltd.	114,579	190,357
SKYCITY Entertainment Group, Ltd.	173,489	489,825
Summerset Group Holdings, Ltd.	25,600	128,967
Synlait Milk, Ltd. (c)	5,575	33,962

BHFTII-81

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

New Zealand—(Continued)
Tilt Renewables, Ltd.	13,980	$18,133
Tourism Holdings, Ltd.	14,193	62,812
TOWER, Ltd. (c)	59,836	35,134
Trade Me Group, Ltd.	106,241	340,772
Trustpower, Ltd.	13,980	56,681
Vector, Ltd.	36,949	84,229
Warehouse Group, Ltd. (The)	39,693	57,738
Z Energy, Ltd.	8,722	44,187

		4,939,532

Norway—0.6%
ABG Sundal Collier Holding ASA	112,462	91,335
AF Gruppen ASA	945	15,407
Akastor ASA (c)	21,838	42,672
Aker Solutions ASA (c)	27,627	147,209
American Shipping Co. ASA (c)	12,027	36,226
Atea ASA	19,449	316,164
Austevoll Seafood ASA	25,816	258,887
Axactor AB (c)	191,263	63,338
B2Holding ASA	10,283	25,866
Bonheur ASA	10,311	121,447
Borregaard ASA	16,711	158,409
BW Offshore, Ltd. (c)	29,311	161,322
DNO ASA (c)	140,550	221,375
Ekornes ASA	9,335	130,925
Fred Olsen Energy ASA (c)	4,442	6,639
Frontline, Ltd. (e)	10,258	46,718
Grieg Seafood ASA	11,731	108,771
Hexagon Composites ASA (c)	24,991	72,171
Hoegh LNG Holdings, Ltd.	13,626	72,853
Kongsberg Automotive ASA (c)	185,093	212,126
Kvaerner ASA (c)	60,872	100,970
NEL ASA (c) (e)	130,541	50,660
Nordic Nanovector ASA (c)	3,239	20,548
Nordic Semiconductor ASA (c)	39,564	237,187
Norway Royal Salmon ASA	655	13,466
Norwegian Air Shuttle ASA (c) (e)	8,166	176,127
Norwegian Property ASA	11,843	15,363
Ocean Yield ASA	5,643	47,481
Odfjell Drilling, Ltd. (c)	3,309	13,516
Odfjell SE - A Shares	1,949	7,984
Otello Corp. ASA (c)	21,316	50,931
Petroleum Geo-Services ASA (c)	61,434	194,243
PhotoCure ASA (c)	5,477	19,226
ProSafe SE (c)	3,505	5,291
Protector Forsikring ASA	13,480	146,013
Q-Free ASA (c)	24,256	23,222
Sbanken ASA	3,812	35,897
Scatec Solar ASA	12,027	70,501
Selvaag Bolig ASA	3,405	16,610
Sevan Marine ASA (c)	16,466	26,536
Solstad Farstad ASA (c)	10,202	7,069
SpareBank 1 SR Bank ASA	5,466	60,210
Stolt-Nielsen, Ltd.	5,818	71,287
Tomra Systems ASA	4,857	102,019
Treasure ASA	21,003	43,278

Norway—(Continued)
Veidekke ASA	27,432	307,899
Wilh Wilhelmsen Holding ASA - Class A	4,777	141,258
XXL ASA	17,225	176,943

		4,491,595

Peru—0.0%
Hochschild Mining plc	74,658	208,893

Philippines—0.0%
Del Monte Pacific, Ltd.	77,636	13,904

Portugal—0.4%
Altri SGPS S.A.	35,597	237,723
Banco Comercial Portugues S.A. - Class R (c)	2,143,248	718,863
Banco Espirito Santo S.A. (a) (b) (c) (d)	89,078	0
CTT-Correios de Portugal S.A.	5,621	21,649
Mota-Engil SGPS S.A.	40,942	165,160
Navigator Co. S.A. (The)	73,507	433,689
NOS SGPS S.A.	73,113	431,879
Novabase SGPS S.A.	7,827	26,310
REN - Redes Energeticas Nacionais SGPS S.A.	118,370	365,429
Semapa-Sociedade de Investimento e Gestao	3,197	72,985
Sonae SGPS S.A.	280,308	378,476
Teixeira Duarte S.A.	59,382	18,530

		2,870,693

Russia—0.0%
Evraz plc	13,430	81,965
Petropavlovsk plc (c)	192,556	19,257

		101,222

Singapore—1.1%
Abterra, Ltd. (c)	51,720	1,854
Accordia Golf Trust	47,600	23,467
Ascendas India Trust	94,500	72,876
ASL Marine Holdings, Ltd. (c)	52,500	3,724
Baker Technology, Ltd.	33,200	15,360
Banyan Tree Holdings, Ltd. (c)	97,700	42,996
Bonvests Holdings, Ltd.	18,000	17,467
Boustead Projects, Ltd.	24,607	15,118
Boustead Singapore, Ltd.	82,025	51,093
Breadtalk Group, Ltd.	27,100	39,892
Bukit Sembawang Estates, Ltd.	69,100	323,268
BW LPG, Ltd. (c)	15,049	69,508
Centurion Corp., Ltd.	38,000	14,114
China Aviation Oil Singapore Corp., Ltd.	94,800	114,069
Chip Eng Seng Corp., Ltd.	157,000	118,573
Chuan Hup Holdings, Ltd.	125,000	28,683
CNQC International Holdings, Ltd.	82,500	29,083
ComfortDelGro Corp., Ltd.	152,800	240,389
COSCO Shipping International Singapore Co., Ltd. (c)	202,500	74,093
Creative Technology, Ltd. (c)	16,300	74,046
CSE Global, Ltd.	197,000	60,562
CW Group Holdings, Ltd.	106,000	16,523
Delfi, Ltd.	66,000	73,976

BHFTII-82

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Singapore—(Continued)
Dyna-Mac Holdings, Ltd. (c)	98,000	$9,559
Elec & Eltek International Co., Ltd.	23,000	38,750
Ezion Holdings, Ltd. (a) (b) (c) (d)	516,229	27,153
Ezra Holdings, Ltd. (a) (b) (c) (d)	1,000,703	30,396
Far East Orchard, Ltd.	74,044	83,691
First Resources, Ltd.	86,700	111,300
Food Empire Holdings, Ltd.	54,000	27,647
Fragrance Group, Ltd. (c)	752,800	89,885
Gallant Venture, Ltd. (c)	126,000	11,322
Geo Energy Resources, Ltd.	155,000	26,736
GK Goh Holdings, Ltd.	12,000	10,637
GL, Ltd.	188,000	112,123
Golden Agri-Resources, Ltd.	882,200	236,413
GuocoLand, Ltd.	28,000	44,623
Halcyon Agri Corp., Ltd. (c)	188,713	86,673
Hanwell Holdings, Ltd.	19,000	3,428
Haw Par Corp., Ltd.	12,600	120,555
Hi-P International, Ltd.	47,200	83,551
Hiap Hoe, Ltd.	58,000	39,892
Ho Bee Land, Ltd.	67,200	129,902
Hong Fok Corp., Ltd.	146,740	88,906
Hong Leong Asia, Ltd.	41,000	30,270
Hotel Grand Central, Ltd.	1,000	1,146
Hour Glass, Ltd. (The)	129,000	64,490
Hwa Hong Corp., Ltd.	138,000	34,375
Hyflux, Ltd.	179,500	38,628
Hyfluxshop Holdings Pte, Ltd. (c) (d)	17,950	4,107
IGG, Inc.	167,000	230,924
Indofood Agri Resources, Ltd.	152,000	37,806
Japfa, Ltd.	38,500	13,459
k1 Ventures, Ltd. (a) (b) (d)	80,800	6,039
Kenon Holdings, Ltd.	2,312	37,301
Keppel Infrastructure Trust	549,659	224,794
Keppel Telecommunications & Transportation, Ltd.	44,000	51,615
Koh Brothers Group, Ltd.	97,000	23,867
Lian Beng Group, Ltd.	116,900	59,855
Low Keng Huat Singapore, Ltd.	122,600	63,519
Lum Chang Holdings, Ltd.	115,000	33,046
M1, Ltd.	89,500	119,008
Metro Holdings, Ltd.	141,600	123,399
Mewah International, Inc.	110,000	23,973
Midas Holdings, Ltd. (a) (b) (c) (d)	452,000	66,189
NSL, Ltd.	15,000	15,545
Overseas Union Enterprise, Ltd.	119,200	166,509
Oxley Holdings, Ltd.	142,164	53,452
Pan-United Corp., Ltd.	53,750	15,809
Penguin International, Ltd. (c)	64,333	16,313
Q&M Dental Group Singapore, Ltd.	41,800	19,647
QAF, Ltd.	74,167	57,384
Raffles Education Corp., Ltd. (c)	384,774	64,981
Raffles Medical Group, Ltd.	148,756	130,875
RHT Health Trust	84,400	52,129
Rickmers Maritime (a) (b) (c) (d)	110,000	0
Riverstone Holdings, Ltd.	40,000	31,540
Roxy-Pacific Holdings, Ltd.	85,750	37,106
SBS Transit, Ltd.	40,500	78,822
Sembcorp Marine, Ltd.	57,700	100,017

Singapore—(Continued)
Sheng Siong Group, Ltd.	133,900	95,163
SHS Holdings, Ltd.	47,000	7,884
SIA Engineering Co., Ltd.	44,300	107,689
SIIC Environment Holdings, Ltd.	167,400	59,530
Sinarmas Land, Ltd.	618,500	175,349
Sing Holdings, Ltd.	82,000	26,998
Singapore Post, Ltd.	281,700	295,782
Singapore Press Holdings, Ltd.	218,200	421,036
Singapore Reinsurance Corp., Ltd.	1,000	244
Stamford Land Corp., Ltd.	278,000	103,025
StarHub, Ltd.	90,700	159,017
Sunningdale Tech, Ltd.	41,100	59,455
Swiber Holdings, Ltd. (a) (b) (c) (d)	117,749	1,832
Tuan Sing Holdings, Ltd.	169,000	55,664
UMS Holdings, Ltd.	116,250	104,752
United Engineers, Ltd.	138,000	275,007
United Industrial Corp., Ltd.	13,600	33,813
United Overseas Insurance, Ltd.	4,000	23,422
UOB-Kay Hian Holdings, Ltd.	131,440	139,644
UPP Holdings, Ltd.	46,000	8,267
Vibrant Group, Ltd.	47,600	12,839
Vicom, Ltd.	2,000	9,231
Wee Hur Holdings, Ltd.	85,000	15,322
Wheelock Properties Singapore, Ltd.	58,000	79,531
Wing Tai Holdings, Ltd.	159,621	254,147
Xinghua Port Holdings, Ltd. (c)	53,750	8,766
XP Power, Ltd.	4,116	184,401
Yeo Hiap Seng, Ltd.	19,712	17,186
Yongnam Holdings, Ltd. (c)	241,875	54,800

		7,851,611

South Africa—0.0%
Petra Diamonds, Ltd. (c)	172,115	158,511

Spain—2.4%
Acciona S.A.	7,805	593,290
Acerinox S.A.	70,013	977,729
Adveo Group International S.A. (c)	6,292	18,603
Alantra Partners S.A.	3,678	70,231
Almirall S.A.	20,336	240,118
Amper S.A. (c)	196,048	45,642
Applus Services S.A.	19,916	259,444
Atresmedia Corp. de Medios de Comunicacion S.A.	21,362	203,686
Azkoyen S.A.	1,608	15,834
Baron de Ley (c)	1,039	135,110
Bolsas y Mercados Espanoles SHMSF S.A.	27,936	946,248
Caja de Ahorros del Mediterraneo (a) (b) (c) (d)	14,621	0
Cellnex Telecom S.A.	33,227	888,189
Cia de Distribucion Integral Logista Holdings S.A.	5,901	125,007
Cie Automotive S.A.	17,266	617,975
Construcciones y Auxiliar de Ferrocarriles S.A.	5,880	304,025
Distribuidora Internacional de Alimentacion S.A.	184,598	784,083
Duro Felguera S.A. (c) (e)	27,756	8,571
Ebro Foods S.A.	25,801	656,325
eDreams ODIGEO S.A. (c)	5,397	25,760
Elecnor S.A.	11,262	188,517

BHFTII-83

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Spain—(Continued)
Enagas S.A.	26,709	$731,024
Ence Energia y Celulosa S.A	61,968	467,424
Ercros S.A.	60,314	315,722
Euskaltel S.A.	1,702	14,205
Faes Farma S.A.	131,897	482,685
Fluidra S.A.	12,850	218,592
Global Dominion Access S.A. (c)	2,456	13,413
Grupo Catalana Occidente S.A.	20,412	889,855
Grupo Empresarial San Jose S.A. (c)	3,834	17,093
Grupo Ezentis S.A. (c)	39,717	39,083
Iberpapel Gestion S.A.	612	25,579
Indra Sistemas S.A. (c)	42,149	583,483
Laboratorios Farmaceuticos Rovi S.A.	3,511	74,945
Liberbank S.A. (c)	29,830	16,362
Mediaset Espana Comunicacion S.A.	49,361	502,427
Melia Hotels International S.A.	21,300	301,185
Miquel y Costas & Miquel S.A.	6,972	303,003
NH Hotel Group S.A.	69,951	551,233
Obrascon Huarte Lain S.A. (c)	35,775	152,629
Papeles y Cartones de Europa S.A.	22,293	388,694
Pharma Mar S.A. (c)	72,263	146,628
Prim S.A.	3,013	43,019
Promotora de Informaciones S.A. - Class A (c)	87,762	183,423
Prosegur Cia de Seguridad S.A.	54,905	422,099
Quabit Inmobiliaria S.A. (c)	13,024	32,714
Realia Business S.A. (c)	112,366	150,727
Sacyr S.A.	113,378	303,106
Saeta Yield S.A.	3,428	51,432
Solaria Energia y Medio Ambiente S.A. (c)	19,439	102,694
Talgo S.A.	7,525	48,684
Tecnicas Reunidas S.A. (e)	11,115	328,325
Tubacex S.A. (c) (e)	28,250	116,840
Tubos Reunidos S.A. (c)	21,752	10,603
Vidrala S.A.	7,698	867,493
Viscofan S.A.	14,797	1,022,813
Vocento S.A. (c)	10,923	17,989
Zardoya Otis S.A.	22,375	225,317

		17,266,929

Sweden—2.6%
AAK AB	7,000	618,172
Acando AB	32,705	117,116
AddLife AB	8,064	153,662
AddNode Group AB	2,531	23,639
AddTech AB - B Shares	22,573	454,705
AF AB - B Shares	24,002	524,228
Ahlstrom-Munksjo Oyj	17,418	363,626
Alimak Group AB	1,657	25,221
Arise AB (c)	4,852	7,291
Atrium Ljungberg AB - B Shares	6,009	88,601
Avanza Bank Holding AB	7,660	406,007
BE Group AB (c)	1,962	11,517
Beijer Alma AB	7,625	217,035
Beijer Electronics Group AB (c)	7,843	25,925
Beijer Ref AB	6,792	282,868
Bergman & Beving AB - B Shares	12,796	129,974

Sweden—(Continued)
Betsson AB (c)	27,465	207,743
Bilia AB - A Shares	34,008	302,259
BillerudKorsnas AB	8,804	136,818
BioGaia AB - B Shares	5,094	256,899
Biotage AB	15,339	132,128
Bjorn Borg AB (c)	9,936	29,324
Bonava AB	928	12,748
Bonava AB - B Shares	684	9,397
Bravida Holding AB	4,255	30,457
Bufab AB	2,010	25,974
Bulten AB	2,144	29,173
Bure Equity AB	17,448	192,296
Byggmax Group AB	18,326	91,312
Capio AB	3,843	19,480
Catena AB	1,681	33,206
Clas Ohlson AB - B Shares	13,900	151,635
Cloetta AB - B Shares	92,493	352,829
Com Hem Holding AB	15,039	243,688
Concordia Maritime AB - B Shares	4,217	5,426
Corem Property Group AB - B Shares (c)	12,248	13,018
Dios Fastigheter AB	31,852	215,167
Dometic Group AB	13,336	121,922
Doro AB	3,391	17,709
Duni AB	14,094	195,946
Dustin Group AB	1,409	12,532
Eastnine AB	7,088	74,641
Fabege AB	35,679	773,290
Fagerhult AB	13,852	169,596
FastPartner AB	768	12,882
Granges AB	12,172	143,471
Gunnebo AB	12,816	47,622
Haldex AB (c)	17,698	181,535
Hemfosa Fastigheter AB	14,975	181,817
HIQ International AB (c)	23,043	197,505
Hoist Finance AB	3,141	29,013
Holmen AB - B Shares	14,738	800,380
Indutrade AB	20,097	520,438
Inwido AB	3,779	33,795
ITAB Shop Concept AB - Class B	1,944	8,414
JM AB	23,748	539,689
KappAhl AB	29,980	92,012
Karo Pharma AB	14,311	57,128
Klovern AB - B Shares	114,185	141,521
Know It AB	9,489	192,728
Kungsleden AB	56,456	377,292
Lagercrantz Group AB - B Shares	21,383	214,129
Lindab International AB	21,316	161,247
Loomis AB - Class B	15,975	575,360
Medivir AB - B Shares (c) (e)	10,470	45,316
Mekonomen AB	9,225	157,630
Modern Times Group MTG AB - B Shares	9,830	399,224
Momentum Group AB - Class B (c)	12,796	154,074
MQ Holding AB	9,112	16,403
Mycronic AB (e)	25,742	331,289
NCC AB - B Shares	10,921	208,649
Nederman Holding AB	932	27,111
Net Insight AB - Class B (c)	74,697	39,897

BHFTII-84

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Sweden—(Continued)
NetEnt AB (c)	45,991	$231,342
New Wave Group AB - B Shares	15,773	103,404
Nobia AB	43,387	390,620
Nobina AB	10,806	69,764
Nolato AB - B Shares	9,452	690,130
OEM International AB - B Shares	498	10,027
Opus Group AB	46,122	33,987
Pandox AB	2,349	42,166
Peab AB	53,219	479,331
Pricer AB - B Shares	32,212	32,509
Proact IT Group AB	2,832	49,502
Qliro Group AB (c)	5,924	8,726
Ratos AB - B Shares	40,725	159,020
RaySearch Laboratories AB (c)	4,401	64,972
Recipharm AB - B Shares	2,485	28,469
Sagax AB - Class B	14,540	173,366
SAS AB (c)	30,409	72,555
Scandi Standard AB	7,414	50,973
Sectra AB - B Shares (c)	4,644	95,447
Semcon AB	5,540	35,193
SkiStar AB	9,076	182,816
Sweco AB - B Shares	14,540	300,743
Systemair AB	4,286	55,588
Thule Group AB	14,376	311,252
Victoria Park AB - B Shares	14,801	56,240
Vitrolife AB	3,829	271,342
Wallenstam AB - B Shares	61,808	561,945
Wihlborgs Fastigheter AB	26,938	624,467

		18,379,667

Switzerland—5.0%
Allreal Holding AG	3,866	636,393
ALSO Holding AG (c)	548	72,334
APG SGA S.A.	468	197,378
Arbonia AG (c)	10,560	193,535
Aryzta AG (c)	18,845	419,370
Ascom Holding AG	12,379	263,157
Autoneum Holding AG	1,187	323,165
Bachem Holding AG - Class B	1,074	141,506
Bank Cler AG	2,047	92,106
Banque Cantonale de Geneve	750	136,140
Banque Cantonale Vaudoise	739	598,074
Belimo Holding AG	131	529,977
Bell Food Group AG	560	216,019
Bellevue Group AG (c)	3,322	80,687
Berner Kantonalbank AG	1,950	364,008
BFW Liegenschaften AG (c)	528	23,643
BKW AG	4,798	319,029
Bobst Group S.A.	4,214	466,465
Bossard Holding AG - Class A	2,245	462,005
Bucher Industries AG	2,604	1,087,958
Burckhardt Compression Holding AG	1,124	358,748
Burkhalter Holding AG	1,291	151,391
Calida Holding AG (c)	2,002	76,384
Carlo Gavazzi Holding AG	48	16,179
Cembra Money Bank AG (c)	4,387	389,962

Switzerland—(Continued)
Cham Group AG (c)	113	51,452
Cicor Technologies, Ltd. (c)	644	40,459
Cie Financiere Tradition S.A.	579	62,996
Coltene Holding AG (e)	971	92,676
Conzzeta AG	292	349,067
Daetwyler Holding AG	2,846	544,167
DKSH Holding AG	4,251	345,401
dormakaba Holding AG (c)	840	657,250
Edmond de Rothschild Suisse S.A.	1	18,739
EFG International AG (c)	20,307	162,679
Emmi AG	773	633,965
Energiedienst Holding AG	3,017	80,269
Feintool International Holding AG (c)	588	68,952
Fenix Outdoor International AG	883	109,589
Ferrexpo plc	36,701	125,973
Flughafen Zurich AG	3,400	750,532
Forbo Holding AG	313	439,024
GAM Holding AG (c)	68,723	1,156,320
Georg Fischer AG	1,225	1,640,461
Gurit Holding AG (c)	164	133,602
Helvetia Holding AG	2,402	1,431,801
Hiag Immobilien Holding AG (c)	891	115,101
Highlight Communications AG	7,829	49,694
HOCHDORF Holding AG (c)	174	51,664
Huber & Suhner AG	5,559	315,469
Implenia AG	6,413	508,861
Inficon Holding AG (c)	568	349,443
Interroll Holding AG	220	345,560
Intershop Holding AG (e)	395	207,513
IWG plc	206,169	661,560
Jungfraubahn Holding AG	85	12,910
Kardex AG (c)	2,247	304,498
Komax Holding AG	1,213	350,296
Kudelski S.A. (c) (e)	13,221	138,337
LEM Holding S.A.	246	409,744
Logitech International S.A.	20,103	737,313
Luzerner Kantonalbank AG	1,452	783,968
MCH Group AG	831	41,894
Metall Zug AG - B Shares	66	227,421
Mikron Holding AG (c)	474	4,067
Mobilezone Holding AG	10,014	128,527
Mobimo Holding AG (c)	2,761	731,040
OC Oerlikon Corp. AG (c)	57,156	1,009,844
Orascom Development Holding AG (c)	5,250	84,306
Orell Fuessli Holding AG	428	49,645
Oriflame Holding AG	4,601	220,764
Orior AG	2,240	184,952
Panalpina Welttransport Holding AG	2,641	333,580
Phoenix Mecano AG	274	189,800
Plazza AG - Class A	292	68,406
PSP Swiss Property AG	9,856	961,586
Rieter Holding AG (c)	1,344	263,044
Romande Energie Holding S.A.	111	140,001
Schaffner Holding AG (c) (e)	238	72,988
Schmolz & Bickenbach AG (c)	161,565	125,392
Schweiter Technologies AG	381	453,164
SFS Group AG (c)	1,054	124,092

BHFTII-85

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Switzerland—(Continued)
Siegfried Holding AG (c)	1,571	$529,584
St. Galler Kantonalbank AG	1,123	621,755
Sulzer AG	4,412	580,371
Sunrise Communications Group AG (c)	6,048	506,832
Swiss Prime Site AG (c)	1,155	111,828
Swissquote Group Holding S.A.	3,968	240,975
Tamedia AG	904	126,772
Tecan Group AG	2,995	634,125
Temenos Group AG (c)	5,429	651,442
U-Blox Holding AG	2,262	407,467
Valiant Holding AG	5,102	604,701
Valora Holding AG	1,467	502,174
VAT Group AG (c)	1,396	234,947
Vaudoise Assurances Holding S.A.	423	227,630
Vetropack Holding AG	88	172,242
Von Roll Holding AG (c)	7,038	10,017
Vontobel Holding AG	9,780	606,176
VZ Holding AG	318	86,230
Walliser Kantonalbank	1,160	124,474
Walter Meier AG	872	31,387
Warteck Invest AG	15	30,756
Ypsomed Holding AG (c)	1,361	208,058
Zehnder Group AG	3,984	183,814
Zug Estates Holding AG - B Shares	83	149,770
Zuger Kantonalbank AG	59	355,539

		35,206,497

United Arab Emirates—0.0%
Lamprell plc (c)	100,553	102,967

United Kingdom—15.1%
4imprint Group plc	7,338	162,296
888 Holdings plc	47,916	182,041
A.G. Barr plc	36,511	336,829
AA plc	96,328	109,327
Acacia Mining plc (e)	56,954	114,239
Afren plc (a) (b) (c) (d)	251,096	0
Aggreko plc	27,877	287,383
Air Partner plc	4,960	10,001
Anglo Pacific Group plc	35,633	75,342
Anglo-Eastern Plantations plc	4,252	45,943
Arrow Global Group plc	27,741	136,303
Ascential plc	14,187	83,079
Ashmore Group plc	105,606	564,832
Auto Trader Group plc	183,737	904,428
AVEVA Group plc	4,501	120,801
Avon Rubber plc	10,973	195,415
B&M European Value Retail S.A.	124,486	684,319
Balfour Beatty plc	272,534	1,024,488
BBA Aviation plc	400,738	1,804,402
Beazley plc	227,019	1,826,393
Bellway plc	40,848	1,749,867
Bloomsbury Publishing plc	25,349	62,881
Bodycote plc	84,979	1,068,801
Bovis Homes Group plc	60,601	969,706
Braemar Shipping Services plc	7,120	25,403
Brewin Dolphin Holdings plc	93,719	453,913

United Kingdom—(Continued)
Britvic plc	69,759	668,692
BTG plc (c)	51,257	486,876
Cairn Energy plc (c)	234,247	678,007
Cambian Group plc	11,987	30,541
Capita plc	10,078	20,396
Capital & Counties Properties plc	133,650	510,801
Carclo plc (c)	16,990	21,240
Card Factory plc	15,642	41,490
Carillion plc (a) (b) (d) (e)	169,977	35,555
Carr’s Group plc	15,540	28,382
Castings plc	2,870	17,384
Centaur Media plc	92,526	65,613
Chemring Group plc	123,138	345,630
Chesnara plc	58,648	321,163
Cineworld Group plc	352,995	1,169,623
City of London Investment Group plc	2,966	18,450
Clarkson plc	4,101	173,891
Close Brothers Group plc	58,401	1,177,500
CLS Holdings plc	40,710	134,589
CMC Markets plc	10,674	25,356
Cobham plc (c)	641,178	1,107,134
Communisis plc	57,478	51,060
Computacenter plc	29,696	479,026
Concentric AB	17,437	309,525
Connect Group plc	80,499	63,201
Consort Medical plc	22,450	352,781
Costain Group plc	22,166	144,455
Countryside Properties plc	5,453	24,031
Countrywide plc (c)	2,910	4,310
Cranswick plc	19,204	766,964
Crest Nicholson Holdings plc	39,252	250,482
Daejan Holdings plc	1,147	96,462
Daily Mail & General Trust plc - Class A	92,436	838,234
Dairy Crest Group plc	51,743	372,061
De La Rue plc	32,774	234,296
Debenhams plc (e)	426,182	124,986
Dechra Pharmaceuticals plc	5,276	194,605
Devro plc	61,396	168,753
Dialight plc (c)	3,360	23,708
Dialog Semiconductor plc (c)	22,851	543,201
Dignity plc	15,295	187,743
Diploma plc	36,236	580,413
DiscoverIE Group plc	17,866	104,098
Dixons Carphone plc	17,341	45,452
Domino’s Pizza Group plc	147,744	685,595
Drax Group plc	137,597	530,717
Dunelm Group plc	12,749	94,437
EI Group plc (c)	245,184	396,229
Electrocomponents plc	125,240	1,055,744
Elementis plc	168,420	698,941
EnQuest plc (c) (e)	582,443	237,732
Essentra plc	78,989	470,108
esure Group plc	25,635	77,922
Euromoney Institutional Investor plc	14,736	253,350
FDM Group Holdings plc	1,458	20,889
Fenner plc	78,996	675,777
Fidessa Group plc	13,891	714,636

BHFTII-86

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

United Kingdom—(Continued)
Findel plc (c)	17,439	$56,054
Firstgroup plc (c)	412,049	475,384
Foxtons Group plc	60,218	68,766
Fuller Smith & Turner plc - Class A	7,667	103,057
Galliford Try plc	37,386	438,367
Games Workshop Group plc	5,461	177,277
Gem Diamonds, Ltd. (c)	35,552	44,928
Genus plc	23,438	766,716
Go-Ahead Group plc	12,021	296,027
Gocompare.Com Group plc	41,157	64,763
Grafton Group plc	88,160	953,358
Grainger plc	101,157	410,649
Greene King plc	121,167	801,891
Greggs plc	38,892	671,027
GVC Holdings plc	112,823	1,456,337
GVC Holdings plc	312,983	47,556
Gym Group plc (The)	6,223	19,853
Halfords Group plc	89,687	410,744
Halma plc	57,651	954,890
Hays plc	416,490	1,101,371
Headlam Group plc	45,334	283,186
Helical plc	47,664	216,293
Henry Boot plc	8,542	35,414
Hill & Smith Holdings plc	29,060	542,277
Hilton Food Group plc	5,520	64,298
Hiscox, Ltd.	87,774	1,794,512
Hogg Robinson Group plc	72,262	120,736
HomeServe plc	83,112	861,584
Howden Joinery Group plc	187,695	1,214,815
Hunting plc (c)	52,837	498,161
Huntsworth plc	31,310	41,882
Ibstock plc	1,890	7,488
IG Group Holdings plc	127,101	1,424,336
IMI plc	59,234	899,081
Inchcape plc	161,511	1,566,940
Indivior plc (c)	173,858	995,090
Inmarsat plc	94,184	479,185
Intermediate Capital Group plc	55,504	765,895
International Personal Finance plc	79,366	255,375
Interserve plc (c) (e)	69,361	78,527
IP Group plc (c)	139,902	225,191
ITE Group plc	82,799	181,544
J.D. Wetherspoon plc	32,319	517,180
Jackpotjoy plc (c)	2,200	25,071
James Fisher & Sons plc	20,005	441,605
Jardine Lloyd Thompson Group plc	40,916	736,530
JD Sports Fashion plc	136,152	641,298
John Menzies plc	24,573	216,578
John Wood Group plc	152,606	1,157,614
Jupiter Fund Management plc	117,655	779,401
Just Group plc	10,076	19,282
Kcom Group plc	193,501	250,072
Keller Group plc	25,571	312,573
Kier Group plc	26,579	348,832
Laird plc	234,556	659,307
Lancashire Holdings, Ltd.	67,933	553,089
Laura Ashley Holdings plc (c)	25,157	1,413

United Kingdom—(Continued)
Lonmin plc (c)	12,029	9,808
Lookers plc	131,372	160,804
Low & Bonar plc	37,972	29,872
LSL Property Services plc	11,741	36,971
Man Group plc	598,620	1,443,752
Marshalls plc	63,336	371,993
Marston’s plc	258,409	366,010
McBride plc (c)	71,059	157,742
McColl’s Retail Group plc	12,767	40,304
Mears Group plc	41,542	193,694
Meggitt plc	148,215	899,051
Melrose Industries plc (e)	436,814	1,417,717
Millennium & Copthorne Hotels plc	54,328	409,345
Mitchells & Butlers plc	70,418	247,186
Mitie Group plc	132,498	295,670
Moneysupermarket.com Group plc	143,669	578,499
Morgan Advanced Materials plc	113,848	508,786
Morgan Sindall Group plc	17,569	288,498
Mothercare plc (c)	51,119	12,281
N Brown Group plc	73,957	183,164
National Express Group plc	203,273	1,104,505
NCC Group plc	76,130	201,154
NEX Group plc	114,424	1,576,663
Norcros plc	4,097	10,901
Northgate plc	48,315	229,456
Ocado Group plc (c)	115,812	865,434
OneSavings Bank plc	14,286	74,853
Ophir Energy plc (c)	122,457	90,479
Oxford Instruments plc	13,946	145,082
Pagegroup plc	84,971	640,330
Paragon Banking Group plc	36,035	238,152
PayPoint plc	19,490	218,207
Pendragon plc	345,188	112,398
Pennon Group plc	139,688	1,262,501
Petrofac, Ltd.	32,351	230,425
Phoenix Group Holdings	71,999	771,797
Photo-Me International plc	49,810	115,148
Playtech plc	58,243	600,635
Polypipe Group plc	18,339	89,572
Porvair plc	4,494	31,397
Premier Foods plc (c)	334,879	177,655
Premier Oil plc (c)	172,107	167,817
PZ Cussons plc	102,110	327,578
QinetiQ Group plc	183,469	531,609
Rank Group plc	29,633	85,898
Rathbone Brothers plc	17,307	593,050
REA Holdings plc (c)	1,120	4,855
Redrow plc	105,916	885,911
Renewi plc	221,260	233,006
Renishaw plc	13,851	877,167
Renold plc (c)	64,766	26,390
Restaurant Group plc (The)	54,700	194,984
Ricardo plc	13,452	172,956
Rightmove plc	15,417	941,029
RM plc	43,283	121,716
Robert Walters plc	14,599	139,485
Rotork plc	262,065	1,045,708

BHFTII-87

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

United Kingdom—(Continued)
RPC Group plc	140,988	$1,533,977
RPS Group plc	100,537	360,080
Saga plc	79,549	126,055
Savills plc	62,765	865,148
SDL plc	33,826	194,723
Senior plc	166,890	704,781
Serco Group plc (c)	80,758	100,002
Severfield plc	100,890	103,948
SIG plc	252,797	480,292
Soco International plc	50,968	65,688
Softcat plc	3,533	33,829
Spectris plc	29,932	1,132,971
Speedy Hire plc	205,988	150,242
Spirax-Sarco Engineering plc	11,475	927,608
Spirent Communications plc	240,086	388,792
Sportech plc (c)	20,264	17,046
Sports Direct International plc (c)	5,521	28,541
SSP Group plc	93,972	807,152
St. Ives plc	36,663	44,528
St. Modwen Properties plc	86,555	470,436
Stagecoach Group plc	127,734	236,941
Stallergenes Greer plc (c)	569	20,189
SThree plc	33,106	150,121
Stobart Group, Ltd.	19,669	61,028
Stock Spirits Group plc	12,315	42,943
Superdry plc	18,185	399,588
Synthomer plc	81,055	545,883
TalkTalk Telecom Group plc	151,305	246,316
Tate & Lyle plc	153,810	1,176,628
Ted Baker plc	8,726	307,249
Telecom Plus plc	20,692	354,898
Tesco plc	460,371	1,330,254
Thomas Cook Group plc	438,591	727,972
Topps Tiles plc	74,891	81,948
TP ICAP plc	203,445	1,276,549
Trifast plc	15,629	56,645
Trinity Mirror plc	157,693	175,807
TT electronics plc	79,682	222,360
U & I Group plc	54,856	150,425
UBM plc	98,172	1,292,613
Ultra Electronics Holdings plc	27,882	541,554
Vectura Group plc (c)	245,376	267,684
Vesuvius plc	95,731	784,845
Victrex plc	29,970	1,080,957
Virgin Money Holdings UK plc	4,243	15,661
Vitec Group plc (The)	10,351	178,671
Volex plc (c)	20,438	18,456
Vp plc	3,307	39,464
Weir Group plc (The)	19,037	533,562
WH Smith plc	39,907	1,091,593
William Hill plc	315,264	1,462,518
Wincanton plc	37,122	114,121
Xaar plc	18,088	85,221
ZPG plc	25,982	122,641

		106,995,533

United States—0.3%
Alacer Gold Corp. (c)	102,778	163,539
Argonaut Gold, Inc. (c) (e)	57,325	109,457
Energy Fuels, Inc. (c)	9,915	16,700
Golden Star Resources, Ltd. (c)	93,633	55,234
Mitel Networks Corp. (c)	25,492	236,251
QIAGEN NV (c)	23,550	760,770
REC Silicon ASA (c)	643,607	123,412
Sims Metal Management, Ltd.	81,887	914,305

		2,379,668

Total Common Stocks (Cost $520,630,802)		702,730,638

Preferred Stocks—0.2%

Germany—0.2%
Biotest AG	3,558	116,069
Draegerwerk AG & Co. KGaA	1,379	131,192
FUCHS Petrolub SE	912	49,529
Jungheinrich AG	13,710	607,699
Sartorius AG	447	62,470
Sixt SE	554	42,352
Sto SE & Co. KGaA	102	14,323

Total Preferred Stocks (Cost $583,842)		1,023,634

Rights—0.0%

Australia—0.0%
Centrebet International, Ltd. (Litigation Units) (c) (d)	9,600	0
Sundance Energy Australia, Ltd. (c)	373,357	0

		0

Austria—0.0%
Intercell AG (a) (b) (c) (d)	24,163	0

China—0.0%
First Sponsor Group, Ltd. (c)	2,157	477

France—0.0%
Altran Technologies S.A. (c) (e)	59,194	99,070

Hong Kong—0.0%
Fortune Oil CVR (a) (b) (c)	575,627	0

Italy—0.0%
Anima Holding S.p.A. (c)	42,321	16,143

Norway—0.0%
Norwegian Air Shuttle ASA (c)	8,166	13,543

Singapore—0.0%
Raffles Education Corp., Ltd. (c) (d)	115,432	7,043

BHFTII-88

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Rights—(Continued)

Security Description	Shares/ Principal Amount*	Value

United Kingdom—0.0%
Galliford Try plc (c)	12,462	$48,956

Total Rights (Cost $0)		185,232

Warrant—0.0%

Canada—0.0%
Novelion Therapeutics, Inc., Expires 11/23/17 (c) (d) (Cost $0)	51,000	0

Total Warrants (Cost $0)		0

Short-Term Investment—0.1%

Repurchase Agreement—0.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/29/18 at 0.600%, due on 04/02/18 with a maturity value of $788,685; collateralized by a U.S. Treasury Note at 1.875%, maturing 07/31/22, with a market value of $804,497.	788,632	788,632

Total Short-Term Investments (Cost $788,632)		788,632

Securities Lending Reinvestments (f)—2.8%

Certificates of Deposit—1.1%
Bank of Nova Scotia 2.482%, 3M LIBOR + 0.280%, 03/20/19 (g)	500,000	499,782
Barclays Capital, plc 1.956%, 1M LIBOR + 0.270%, 08/03/18 (g)	500,000	499,963
BNP Paribas New York 1.886%, 1M LIBOR + 0.200%, 05/04/18 (g)	500,000	500,012
Credit Agricole S.A. 2.032%, 1M LIBOR + 0.330%, 10/09/18 (g)	500,000	499,930
Mitsubishi UFJ Trust and Banking Corp. 1.976%, 1M LIBOR + 0.190%, 04/16/18 (g)	400,000	399,976
Mizuho Bank, Ltd., New York 2.077%, 1M LIBOR + 0.200%, 05/29/18 (g)	500,000	499,958
Norinchukin Bank New York 1.846%, 1M LIBOR + 0.160%, 04/05/18 (g)	750,000	749,987
Royal Bank of Canada New York 2.301%, 1M LIBOR + 0.440%, 09/17/18 (g)	500,000	499,930
Societe Generale 1.950%, 1M LIBOR + 0.210%, 07/10/18 (g)	500,000	499,958
Standard Chartered plc 2.250%, 08/21/18	500,000	499,790
Sumitomo Mitsui Banking Corp., New York 1.920%, 1M LIBOR + 0.180%, 04/11/18 (g)	250,000	249,991
2.010%, 1M LIBOR + 0.270%, 09/10/18 (g)	500,000	499,851
2.062%, 1M LIBOR + 0.190%, 04/26/18 (g)	500,000	499,996
Svenska Handelsbanken AB 2.027%, 1M LIBOR + 0.150%, 04/30/18 (g)	500,000	499,986

Certificates of Deposit—(Continued)
Wells Fargo Bank N.A. 1.893%, 3M LIBOR + 0.140%, 10/26/18 (g)	500,000	500,192
Westpac Banking Corp. 2.130%, FEDEFF PRV + 0.450%, 02/15/19 (g)	500,000	499,955

		7,899,257

Commercial Paper—0.1%
Macquarie Bank, Ltd., London 2.020%, 05/16/18	497,503	498,734
UBS AG 1.880%, 1M LIBOR + 0.210%, 05/02/18 (g)	500,000	499,928

		998,662

Repurchase Agreements—1.4%
Deutsche Bank AG, London Repurchase Agreement dated 03/29/18 at 1.750%, due on 04/02/18 with a maturity value of $900,175; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 03/07/22 - 05/24/27, and an aggregate market value of $918,005.	900,000	900,000
Repurchase Agreement dated 03/29/18 at 1.750%, due on 04/02/18 with a maturity value of $500,097; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 06/30/20 - 05/02/25, and an aggregate market value of $510,001.	500,000	500,000
Repurchase Agreement dated 03/29/18 at 1.800%, due on 04/02/18 with a maturity value of $500,100; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.125%, maturity dates ranging from 04/14/22 - 08/07/23, and an aggregate market value of $510,003.	500,000	500,000
Repurchase Agreement dated 01/09/18 at 2.070%, due on 04/02/18 with a maturity value of $100,477; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $111,071.	100,000	100,000
Repurchase Agreement dated 03/15/18 at 2.070%, due on 04/02/18 with a maturity value of $400,414; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $444,285.	400,000	400,000
Repurchase Agreement dated 09/12/17 at 2.210%, due on 07/02/18 with a maturity value of $305,396; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $333,214.	300,000	300,000
ING Financial Markets LLC Repurchase Agreement dated 03/29/18 at 1.710%, due on 04/02/18 with a maturity value of $50,007; collateralized by U.S. Government Agency Obligations with rates ranging from 0.750% - 3.750%, maturity dates ranging from 04/09/18 - 09/24/26, and an aggregate market value of $50,997.	49,997	49,997

BHFTII-89

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Securities Lending Reinvestments (f)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 2.230%, due on 06/29/18 with a maturity value of $311,354; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 8.875%, maturity dates ranging from 01/15/19 - 02/15/48, and various Common Stock with an aggregate market value of $324,595.	300,000	$300,000
Repurchase Agreement dated 08/01/17 at 2.230%, due on 06/29/18 with a maturity value of $1,020,566; collateralized by various Common Stock with an aggregate market value of $1,100,000.	1,000,000	1,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 11/30/17 at 1.850%, due on 04/02/18 with a maturity value of $201,264; collateralized by various Common Stock with an aggregate market value of $222,452.	200,000	200,000
Repurchase Agreement dated 03/16/18 at 1.850%, due on 04/02/18 with a maturity value of $300,262; collateralized by various Common Stock with an aggregate market value of $333,678.	300,000	300,000
Pershing LLC Repurchase Agreement dated 03/29/18 at 1.780%, due on 04/02/18 with a maturity value of $4,000,791; collateralized by U.S. Government Agency and Treasury Obligations with rates ranging from 0.000% - 11.500%, maturity dates ranging from 03/31/18 - 02/20/68, and an aggregate market value of $4,080,000.	4,000,000	4,000,000
Societe Generale Repurchase Agreement dated 03/08/18 at 1.820%, due on 04/02/18 with a maturity value of $500,632; collateralized by various Common Stock with an aggregate market value of $555,862.	500,000	500,000
Repurchase Agreement dated 03/21/18 at 1.820%, due on 04/02/18 with a maturity value of $600,364; collateralized by various Common Stock with an aggregate market value of $667,034.	600,000	600,000

		9,649,997

Time Deposits—0.2%
DZ Bank AG 1.670%, 04/02/18	750,000	750,000

Time Deposits—(Continued)
Nordea Bank New York 1.640%, 04/02/18	750,000	750,000

		1,500,000

Total Securities Lending Reinvestments (Cost $20,048,763)		20,047,916

Total Investments—102.3% (Cost $542,052,039)		724,776,052
Other assets and liabilities (net)—(2.3)%		(16,050,310)

Net Assets—100.0%		$708,725,742

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(b)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2018, these securities represent 0.1% of net assets.
(c)	Non-income producing security.
(d)	Illiquid security. As of March 31, 2018, these securities represent 0.1% of net assets.
(e)	All or a portion of the security was held on loan. As of March 31, 2018, the market value of securities loaned was $19,073,883 and the collateral received consisted of cash in the amount of $20,047,500. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(f)	Represents investment of cash collateral received from securities on loan as of March 31, 2018.
(g)	Variable or floating rate security. The stated rate represents the rate at March 31, 2018. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Ten Largest Industries as of March 31, 2018 (Unaudited)	% of Net Assets
Machinery	6.9
Metals & Mining	4.7
Banks	4.2
Real Estate Management & Development	4.1
Chemicals	3.8
Capital Markets	3.6
Food Products	3.5
Construction & Engineering	3.5
Hotels, Restaurants & Leisure	3.4
Electronic Equipment, Instruments & Components	3.3

Glossary of Abbreviations

Other Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London InterBank Offered Rate

BHFTII-90

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2018:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$477,002	$44,455,333	$57,676	$44,990,011
Austria	—	10,135,220	0	10,135,220
Belgium	1,640,683	13,153,327	—	14,794,010
Cambodia	—	473,753	—	473,753
Canada	51,447,309	89,078	807	51,537,194
China	128,242	1,266,947	—	1,395,189
Denmark	—	16,096,137	—	16,096,137
Finland	—	19,258,339	2,012	19,260,351
France	—	34,824,683	—	34,824,683
Georgia	—	355,010	—	355,010
Germany	—	42,269,671	—	42,269,671
Ghana	—	1,259,916	—	1,259,916
Greenland	—	1,752	—	1,752
Guernsey, Channel Islands	—	47,338	—	47,338
Hong Kong	118,918	18,259,901	156,210	18,535,029
India	—	132,975	—	132,975
Ireland	—	4,383,270	—	4,383,270
Isle of Man	—	2,845	—	2,845
Israel	75,748	6,412,515	—	6,488,263
Italy	—	31,986,025	0	31,986,025
Japan	—	179,743,164	447,762	180,190,926
Jersey, Channel Islands	—	741,463	—	741,463
Kazakhstan	—	508,657	—	508,657
Liechtenstein	—	224,095	—	224,095
Luxembourg	—	1,084,814	—	1,084,814
Macau	—	52,820	—	52,820
Malaysia	—	—	1,836	1,836
Malta	—	808,348	—	808,348
Monaco	299,166	—	—	299,166
Netherlands	—	18,882,641	8	18,882,649
New Zealand	—	4,939,532	—	4,939,532
Norway	46,718	4,444,877	—	4,491,595
Peru	—	208,893	—	208,893
Philippines	—	13,904	—	13,904
Portugal	—	2,870,693	0	2,870,693
Russia	—	101,222	—	101,222
Singapore	14,588	7,705,414	131,609	7,851,611
South Africa	—	158,511	—	158,511
Spain	—	17,266,929	0	17,266,929
Sweden	—	18,379,667	—	18,379,667

BHFTII-91

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Switzerland	$—	$35,206,497	$—	$35,206,497
United Arab Emirates	—	102,967	—	102,967
United Kingdom	4,855	106,955,123	35,555	106,995,533
United States	581,181	1,798,487	—	2,379,668
Total Common Stocks	54,834,410	647,062,753	833,475	702,730,638
Total Preferred Stocks*	—	1,023,634	—	1,023,634
Rights
Australia	—	0	—	0
Austria	—	—	0	0
China	—	477	—	477
France	99,070	—	—	99,070
Hong Kong	—	—	0	0
Italy	16,143	—	—	16,143
Norway	—	13,543	—	13,543
Singapore	—	7,043	—	7,043
United Kingdom	48,956	—	—	48,956
Total Rights	164,169	21,063	0	185,232
Total Warrant*	—	0	—	0
Total Short-Term Investment*	—	788,632	—	788,632
Total Securities Lending Reinvestments*	—	20,047,916	—	20,047,916
Total Investments	$54,998,579	$668,943,998	$833,475	$724,776,052

Collateral for Securities Loaned (Liability)	$—	$(20,047,500)	$—	$(20,047,500)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended March 31, 2018 is not presented.

Transfers from Level 2 to Level 1 in the amount of $372,819 were due to the discontinuation of a systematic fair valuation model factor. Transfers from Level 1 to Level 2 in the amount of $1,133,829 were due to the application of a systematic fair valuation model factor.

Transfers from Level 3 to Level 2 in the amount of $233,685 were due to the resumption of trading activity which resulted in the availability of significant observable inputs. Transfers from Level 2 into Level 1 to Level 3 in the amount of $900,839 were due to trading halts on the securities’ respective exchanges which resulted in the lack of observable inputs.

BHFTII-92

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—60.2% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.0%
Boeing Co. (The)	44,229	$14,501,805
Harris Corp.	20,191	3,256,404
Lockheed Martin Corp.	29,873	10,094,983
Northrop Grumman Corp.	27,048	9,442,998

		37,296,190

Air Freight & Logistics—0.1%
FedEx Corp.	7,037	1,689,654

Airlines—0.2%
JetBlue Airways Corp. (a) (b)	48,180	979,017
Spirit Airlines, Inc. (a) (b)	39,787	1,503,153

		2,482,170

Banks—3.1%
Bank of America Corp.	941,710	28,241,883
Citizens Financial Group, Inc.	99,875	4,192,753
KeyCorp	178,798	3,495,501
SunTrust Banks, Inc. (b)	40,660	2,766,506

		38,696,643

Beverages—1.5%
Anheuser-Busch InBev S.A. (ADR)	25,247	2,775,655
Constellation Brands, Inc. - Class A	23,216	5,291,391
Monster Beverage Corp. (a)	43,565	2,492,353
PepsiCo, Inc.	72,585	7,922,653

		18,482,052

Biotechnology—0.9%
Aduro Biotech, Inc. (a)	35,106	326,486
Alder Biopharmaceuticals, Inc. (a) (b)	32,935	418,274
Alnylam Pharmaceuticals, Inc. (a) (b)	6,250	744,375
Arcus Biosciences, Inc. (a)	11,888	183,551
Audentes Therapeutics, Inc. (a) (b)	9,048	271,892
Biogen, Inc. (a)	721	197,424
Biohaven Pharmaceutical Holding Co., Ltd. (a)	32,575	839,132
Bluebird Bio, Inc. (a)	3,482	594,551
Calithera Biosciences, Inc. (a)	14,741	92,868
Celgene Corp. (a) (b)	8,080	720,817
Coherus Biosciences, Inc. (a) (b)	37,650	416,032
Five Prime Therapeutics, Inc. (a) (b)	5,670	97,411
G1 Therapeutics, Inc. (a) (b)	7,500	277,875
Global Blood Therapeutics, Inc. (a)	9,639	465,564
GlycoMimetics, Inc. (a)	40,306	654,166
Incyte Corp. (a)	6,954	579,477
Ironwood Pharmaceuticals, Inc. (a) (b)	35,699	550,836
Jounce Therapeutics, Inc. (a) (b)	8,043	179,761
Karyopharm Therapeutics, Inc. (a)	29,147	391,153
Loxo Oncology, Inc. (a)	6,040	696,835
Momenta Pharmaceuticals, Inc. (a)	37,379	678,429
Otonomy, Inc. (a)	28,096	118,003
Ra Pharmaceuticals, Inc. (a)	20,912	111,043
Regeneron Pharmaceuticals, Inc. (a)	1,099	378,452
Rigel Pharmaceuticals, Inc. (a)	41,463	146,779
Seattle Genetics, Inc. (a)	16,178	846,756

Biotechnology—(Continued)
Syndax Pharmaceuticals, Inc. (a) (b)	26,685	379,728
TESARO, Inc. (a) (b)	6,896	394,037
Trevena, Inc. (a)	63,243	103,719

		11,855,426

Building Products—0.1%
Masco Corp.	46,068	1,862,990

Capital Markets—1.5%
Cohen & Steers, Inc. (b)	63,877	2,597,239
Northern Trust Corp.	42,535	4,386,635
Raymond James Financial, Inc.	57,614	5,151,268
TD Ameritrade Holding Corp.	114,523	6,783,197
WisdomTree Investments, Inc.	13,690	125,537

		19,043,876

Chemicals—1.3%
Cabot Corp.	24,933	1,389,267
Celanese Corp. - Series A	24,689	2,474,085
DowDuPont, Inc. (b)	73,584	4,688,037
Monsanto Co.	6,618	772,254
PPG Industries, Inc.	36,306	4,051,749
Praxair, Inc.	14,220	2,051,946
Westlake Chemical Corp. (b)	11,932	1,326,242

		16,753,580

Construction & Engineering—0.0%
Jacobs Engineering Group, Inc.	3,595	212,644

Construction Materials—0.1%
Martin Marietta Materials, Inc.	3,052	632,680
Vulcan Materials Co.	5,584	637,525

		1,270,205

Consumer Finance—0.9%
American Express Co.	43,264	4,035,666
Capital One Financial Corp.	51,562	4,940,671
OneMain Holdings, Inc. (a)	70,300	2,104,782

		11,081,119

Containers & Packaging—0.6%
Ardagh Group S.A.	48,900	913,452
Ball Corp.	95,609	3,796,633
International Paper Co.	57,362	3,064,852

		7,774,937

Diversified Financial Services—0.2%
Voya Financial, Inc.	51,807	2,616,254

Diversified Telecommunication Services—1.1%
Verizon Communications, Inc.	295,346	14,123,446

Electric Utilities—1.8%
Avangrid, Inc.	87,484	4,472,182

BHFTII-93

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electric Utilities—(Continued)
Edison International	128,635	$8,188,904
Exelon Corp.	81,867	3,193,632
NextEra Energy, Inc.	41,853	6,835,850

		22,690,568

Electrical Equipment—0.4%
AMETEK, Inc.	36,196	2,749,810
Eaton Corp. plc	36,270	2,898,336

		5,648,146

Electronic Equipment, Instruments & Components—0.5%
Flex, Ltd. (a)	348,299	5,687,723

Energy Equipment & Services—0.3%
Baker Hughes a GE Co. (b)	133,396	3,704,407
Halliburton Co.	11,900	558,586

		4,262,993

Equity Real Estate Investment Trusts—2.0%
Alexandria Real Estate Equities, Inc.	33,536	4,188,311
American Tower Corp.	55,214	8,024,803
Equinix, Inc. (b)	4,818	2,014,598
Host Hotels & Resorts, Inc. (b)	83,740	1,560,914
Invitation Homes, Inc.	170,705	3,897,195
Outfront Media, Inc. (b)	30,821	577,586
Public Storage	9,883	1,980,454
Simon Property Group, Inc.	16,099	2,484,881

		24,728,742

Food & Staples Retailing—0.5%
Costco Wholesale Corp.	20,110	3,789,327
Sysco Corp.	49,229	2,951,771

		6,741,098

Food Products—1.2%
Campbell Soup Co. (b)	69,448	3,007,793
Fresh Del Monte Produce, Inc. (b)	39,634	1,793,042
Hostess Brands, Inc. (a) (b)	165,708	2,450,821
McCormick & Co., Inc. (b)	14,047	1,494,460
Post Holdings, Inc. (a) (b)	63,692	4,825,306
Simply Good Foods Co. (The) (a) (b)	129,328	1,775,674

		15,347,096

Gas Utilities—0.1%
UGI Corp.	39,758	1,766,050

Health Care Equipment & Supplies—2.3%
Abbott Laboratories	94,948	5,689,284
Baxter International, Inc.	45,065	2,931,028
Boston Scientific Corp. (a)	250,621	6,846,966
Danaher Corp.	46,322	4,535,387
Medtronic plc	115,155	9,237,734

		29,240,399

Health Care Providers & Services—2.0%
Cardinal Health, Inc.	50,851	3,187,341
HCA Healthcare, Inc.	27,470	2,664,590
McKesson Corp.	25,850	3,641,489
UnitedHealth Group, Inc.	70,633	15,115,462

		24,608,882

Hotels, Restaurants & Leisure—0.6%
Chipotle Mexican Grill, Inc. (a) (b)	3,915	1,264,976
Hilton Worldwide Holdings, Inc.	26,577	2,093,205
McDonald’s Corp.	23,375	3,655,382
MGM Resorts International	21,198	742,354

		7,755,917

Household Durables—0.6%
Installed Building Products, Inc. (a)	25,805	1,549,590
Lennar Corp. - Class A	57,224	3,372,782
Mohawk Industries, Inc. (a)	10,303	2,392,563

		7,314,935

Independent Power and Renewable Electricity Producers—0.4%
NRG Energy, Inc.	148,175	4,523,783

Industrial Conglomerates—0.3%
General Electric Co.	293,604	3,957,782

Insurance—2.3%
Allstate Corp. (The)	20,709	1,963,213
American International Group, Inc.	122,667	6,675,538
Assured Guaranty, Ltd.	126,894	4,593,563
Athene Holding, Ltd. - Class A (a)	66,778	3,192,656
Hartford Financial Services Group, Inc. (The)	53,485	2,755,547
Marsh & McLennan Cos., Inc.	68,734	5,676,741
Prudential Financial, Inc.	35,901	3,717,549

		28,574,807

Internet & Direct Marketing Retail—2.3%
Amazon.com, Inc. (a)	12,983	18,790,815
Expedia Group, Inc. (b)	31,928	3,525,171
Netflix, Inc. (a)	11,347	3,351,336
Wayfair, Inc. - Class A (a)	43,053	2,907,369

		28,574,691

Internet Software & Services—3.6%
Alphabet, Inc. - Class A (a)	20,519	21,281,076
Blucora, Inc. (a)	82,098	2,019,611
eBay, Inc. (a)	90,551	3,643,772
Facebook, Inc. - Class A (a)	113,441	18,126,737

		45,071,196

IT Services—2.4%
Accenture plc - Class A (b)	9,353	1,435,685
Alliance Data Systems Corp.	7,082	1,507,475
Cognizant Technology Solutions Corp. - Class A	8,345	671,773
FleetCor Technologies, Inc. (a)	16,953	3,432,982

BHFTII-94

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

IT Services—(Continued)
Genpact, Ltd.	60,628	$1,939,490
Global Payments, Inc.	49,182	5,484,777
PayPal Holdings, Inc. (a)	51,813	3,931,052
Total System Services, Inc.	7,267	626,851
Visa, Inc. - Class A	79,537	9,514,216
WEX, Inc. (a)	13,350	2,090,877

		30,635,178

Life Sciences Tools & Services—0.5%
Thermo Fisher Scientific, Inc.	32,830	6,778,082

Machinery—1.2%
AGCO Corp. (b)	4,796	311,021
Caterpillar, Inc.	17,920	2,641,049
Deere & Co.	14,162	2,199,642
Fortive Corp.	37,215	2,884,907
Greenbrier Cos., Inc. (The) (b)	15,909	799,427
Illinois Tool Works, Inc.	15,376	2,408,804
PACCAR, Inc.	7,952	526,184
Pentair plc	42,275	2,880,196

		14,651,230

Media—1.8%
Charter Communications, Inc. - Class A (a)	19,448	6,052,607
Cinemark Holdings, Inc. (b)	18,040	679,567
Comcast Corp. - Class A	271,210	9,267,246
Interpublic Group of Cos., Inc. (The)	41,436	954,271
Liberty Media Corp.-Liberty Formula One - Class C (a) (b)	29,723	916,954
New York Times Co. (The) - Class A	17,845	430,064
Twenty-First Century Fox, Inc. - Class A	54,339	1,993,698
Viacom, Inc. - Class B	57,743	1,793,498
Walt Disney Co. (The)	9,376	941,725

		23,029,630

Metals & Mining—0.2%
Alcoa Corp. (a)	16,699	750,787
ArcelorMittal	2,665	84,774
Southern Copper Corp. (b)	5,391	292,084
Steel Dynamics, Inc.	20,506	906,775

		2,034,420

Multi-Utilities—0.4%
Sempra Energy (b)	50,474	5,613,718

Multiline Retail—0.3%
Dollar Tree, Inc. (a)	38,739	3,676,331

Oil, Gas & Consumable Fuels—2.6%
Andeavor	19,202	1,930,953
BP plc (ADR)	86,164	3,493,089
Centennial Resource Development, Inc. - Class A (a)	21,300	390,855
Chevron Corp.	77,724	8,863,645
Concho Resources, Inc. (a)	6,322	950,386
Diamondback Energy, Inc.	6,388	808,210
EOG Resources, Inc.	20,907	2,200,880

Oil, Gas & Consumable Fuels—(Continued)
Exxon Mobil Corp. (b)	9,338	696,708
Hess Corp. (b)	12,919	653,960
Kinder Morgan, Inc.	179,154	2,698,059
Marathon Petroleum Corp.	32,736	2,393,329
Newfield Exploration Co. (a) (b)	63,632	1,553,893
ONEOK, Inc.	28,683	1,632,636
Paragon Offshore Finance Co. (a) (i)	1	41
Paragon Offshore Finance Co. - Class A (a) (i)	162	223
Paragon Offshore Finance Co. - Class B (a) (i)	81	2,653
Suncor Energy, Inc.	50,665	1,749,969
Templar Energy LLC (a) (c) (d) (i)	2,426	3,033
TransCanada Corp.	45,165	1,865,766
WPX Energy, Inc. (a) (b)	34,068	503,525

		32,391,813

Personal Products—0.9%
Coty, Inc. - Class A (a) (b)	384,220	7,031,226
Unilever NV	87,007	4,906,325

		11,937,551

Pharmaceuticals—2.7%
Aerie Pharmaceuticals, Inc. (a) (b)	13,052	708,071
Allergan plc	55,299	9,306,269
AstraZeneca plc (ADR) (b)	119,794	4,189,196
Bristol-Myers Squibb Co.	154,582	9,777,311
Clearside Biomedical, Inc. (a)	10,600	113,738
Dermira, Inc. (a)	60,417	482,732
Evolus, Inc. (a)	12,158	109,787
Impax Laboratories, Inc. (a) (b)	66,842	1,300,077
Kala Pharmaceuticals, Inc. (a) (b)	17,700	280,191
Mylan NV (a)	115,316	4,747,560
MyoKardia, Inc. (a)	16,161	788,657
Revance Therapeutics, Inc. (a) (b)	27,906	859,505
Teva Pharmaceutical Industries, Ltd. (ADR) (b)	118,785	2,030,035

		34,693,129

Professional Services—0.3%
Equifax, Inc.	14,852	1,749,714
TransUnion (a)	28,218	1,602,218

		3,351,932

Road & Rail—0.4%
Knight-Swift Transportation Holdings, Inc.	6,484	298,329
Norfolk Southern Corp.	16,986	2,306,359
Union Pacific Corp.	22,065	2,966,198

		5,570,886

Semiconductors & Semiconductor Equipment—3.6%
Advanced Micro Devices, Inc. (a) (b)	336,757	3,384,408
Applied Materials, Inc.	54,613	3,037,029
Broadcom, Ltd.	28,862	6,801,330
KLA-Tencor Corp.	33,253	3,624,910
Marvell Technology Group, Ltd. (b)	238,549	5,009,529
Microchip Technology, Inc.	54,543	4,983,048

BHFTII-95

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Semiconductors & Semiconductor Equipment—(Continued)
Micron Technology, Inc. (a)	172,368	$8,987,267
NVIDIA Corp.	26,308	6,092,670
Teradyne, Inc. (b)	72,307	3,305,153

		45,225,344

Software—3.6%
Adobe Systems, Inc. (a)	16,148	3,489,260
Atlassian Corp. plc - Class A (a)	20,829	1,123,099
Autodesk, Inc. (a)	10,067	1,264,214
Guidewire Software, Inc. (a) (b)	16,589	1,340,889
HubSpot, Inc. (a)	14,090	1,525,947
Microsoft Corp.	201,919	18,429,147
PTC, Inc. (a)	11,483	895,789
Salesforce.com, Inc. (a)	56,419	6,561,530
ServiceNow, Inc. (a)	17,969	2,972,971
Splunk, Inc. (a)	7,433	731,333
SS&C Technologies Holdings, Inc.	80,641	4,325,583
Workday, Inc. - Class A (a) (b)	25,109	3,191,605

		45,851,367

Specialty Retail—0.8%
National Vision Holdings, Inc. (a) (b)	111,300	3,596,103
TJX Cos., Inc. (The)	75,995	6,198,152

		9,794,255

Technology Hardware, Storage & Peripherals—0.5%
Apple, Inc.	15,238	2,556,631
NetApp, Inc.	56,530	3,487,336

		6,043,967

Textiles, Apparel & Luxury Goods—0.8%
NIKE, Inc. - Class B	98,621	6,552,379
Skechers USA, Inc. - Class A (a)	13,626	529,915
Tapestry, Inc.	25,087	1,319,827
Under Armour, Inc. - Class A (a) (b)	84,754	1,385,728
Under Armour, Inc. - Class C (a) (b)	27,763	398,399

		10,186,248

Tobacco—1.4%
Altria Group, Inc.	135,362	8,435,760
British American Tobacco plc (ADR)	122,647	7,075,506
Philip Morris International, Inc.	21,753	2,162,248

		17,673,514

Total Common Stocks (Cost $658,519,366)		760,874,589

U.S. Treasury & Government Agencies—23.2%

Agency Sponsored Mortgage - Backed—21.7%
Fannie Mae 15 Yr. Pool 3.000%, 07/01/28	1,713,993	1,717,926

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 15 Yr. Pool 3.000%, 02/01/31	202,663	$202,527
3.000%, 03/01/31	24,517	24,500
3.500%, 07/01/28	254,686	260,328
3.500%, TBA (e)	225,000	229,391
4.000%, 04/01/26	44,464	46,318
4.000%, 02/01/29	1,029,054	1,058,968
4.500%, 06/01/24	227,186	236,886
4.500%, 02/01/25	57,631	59,758
4.500%, 04/01/25	9,358	9,678
4.500%, 07/01/25	44,303	45,815
4.500%, 06/01/26	996,820	1,039,447
5.000%, TBA (e)	500,000	507,179
Fannie Mae 20 Yr. Pool 3.000%, 03/01/37	932,244	926,522
Fannie Mae 30 Yr. Pool 2.500%, 08/01/46	1,567,031	1,477,829
2.500%, 09/01/46	5,086,285	4,796,859
2.500%, 10/01/46	294,976	278,183
2.500%, 11/01/46	1,281,375	1,208,423
2.500%, 12/01/46	267,093	251,887
2.500%, 01/01/47	4,860,434	4,583,700
3.000%, 02/01/43	804,575	792,174
3.000%, 03/01/43	1,028,135	1,012,281
3.000%, 04/01/43	934,480	920,076
3.000%, 05/01/43	2,612,493	2,572,342
3.000%, 06/01/43	304,840	300,254
3.000%, 04/01/47	9,035,467	8,820,189
3.500%, 03/01/43	51,763	52,200
3.500%, 05/01/43	103,548	104,411
3.500%, 07/01/43	231,377	233,338
3.500%, 08/01/43	451,708	455,662
3.500%, 10/01/44	420,726	423,628
3.500%, 02/01/45	511,529	514,049
3.500%, 09/01/46	977,752	980,912
3.500%, 10/01/46	407,062	408,379
3.500%, 11/01/46	280,124	281,759
3.500%, 09/01/47	382,990	384,225
3.500%, 01/01/48	1,392,713	1,397,172
3.500%, 02/01/48	299,260	300,639
3.500%, TBA (e)	62,176,000	62,305,935
4.000%, 10/01/40	905,226	935,611
4.000%, 11/01/40	400,598	414,110
4.000%, 12/01/40	287,876	297,576
4.000%, 02/01/41	139,350	144,125
4.000%, 03/01/41	321,822	332,613
4.000%, 08/01/42	180,443	186,535
4.000%, 09/01/42	297,408	307,450
4.000%, 03/01/45	52,930	54,406
4.000%, 07/01/45	259,237	268,115
4.000%, 05/01/46	164,453	168,879
4.000%, 06/01/46	344,308	353,577
4.000%, 04/01/47	360,809	373,238
4.000%, TBA (e)	210,000	215,501

BHFTII-96

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool 4.500%, 10/01/40	806,625	$853,116
4.500%, 09/01/41	93,655	98,853
4.500%, 10/01/41	356,492	377,062
4.500%, 08/01/42	113,279	119,229
4.500%, 09/01/43	1,922,105	2,020,841
4.500%, 10/01/43	249,144	261,586
4.500%, 12/01/43	206,457	216,552
4.500%, 01/01/44	606,035	640,598
5.000%, 04/01/33	3,722	4,018
5.000%, 07/01/33	11,605	12,524
5.000%, 09/01/33	178,850	193,124
5.000%, 11/01/33	46,114	49,939
5.000%, 12/01/33	18,754	20,251
5.000%, 02/01/34	8,370	9,036
5.000%, 03/01/34	3,946	4,260
5.000%, 04/01/34	3,756	4,055
5.000%, 06/01/34	3,801	4,103
5.000%, 07/01/34	55,299	59,708
5.000%, 10/01/34	137,288	148,279
5.000%, 07/01/35	94,922	102,486
5.000%, 10/01/35	104,635	112,973
5.000%, 12/01/35	83,157	89,774
5.000%, 08/01/36	76,094	82,150
5.000%, 07/01/37	42,393	45,781
5.000%, 07/01/41	78,814	85,215
5.000%, 08/01/41	40,839	43,892
5.500%, 08/01/28	26,075	28,306
5.500%, 04/01/33	49,749	54,593
5.500%, 08/01/37	293,987	322,920
5.500%, 04/01/41	22,748	24,892
6.000%, 03/01/28	2,371	2,635
6.000%, 05/01/28	5,676	6,307
6.000%, 02/01/34	201,978	227,266
6.000%, 08/01/34	107,424	120,958
6.000%, 04/01/35	911,656	1,024,864
6.000%, 02/01/38	68,544	76,967
6.000%, 03/01/38	23,921	26,940
6.000%, 05/01/38	74,612	84,066
6.000%, 10/01/38	21,260	23,874
6.000%, 12/01/38	26,528	29,836
6.000%, TBA (e)	1,000,000	1,112,852
6.500%, 05/01/40	535,795	601,774
Fannie Mae ARM Pool 3.533%, 12M LIBOR + 1.783%, 12/01/40 (f)	105,824	110,069
3.553%, 12M LIBOR + 1.819%, 09/01/41 (f)	107,788	112,617
3.587%, 12M LIBOR + 1.773%, 06/01/41 (f)	189,758	197,957
3.642%, 12M LIBOR + 1.750%, 03/01/41 (f)	101,261	105,362
3.792%, 12M LIBOR + 1.820%, 03/01/41 (f)	32,768	34,481
Fannie Mae Connecticut Avenue Securities (CMO) 5.422%, 1M LIBOR + 3.550%, 07/25/29 (f)	390,000	423,461
6.772%, 1M LIBOR + 4.900%, 11/25/24 (f)	308,934	353,687
Fannie Mae Interest Strip (CMO) 2.000%, 09/25/39	477,972	452,259
4.000%, 05/25/27 (g)	385,458	38,731

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae Pool 2.350%, 11/01/26	500,000	470,067
2.390%, 09/01/28	125,000	116,189
2.830%, 12/01/27	933,000	904,701
2.910%, 12/01/27	700,000	683,602
2.990%, 12/01/27	911,000	892,592
3.020%, 03/01/27	379,932	375,923
3.050%, 05/01/27	700,000	691,645
3.065%, 11/01/27	397,914	393,839
3.105%, 04/01/27	1,820,317	1,807,099
3.140%, 11/01/27	672,709	671,325
3.150%, 04/01/27	763,936	763,222
3.160%, 04/01/27	585,000	584,624
3.240%, 12/01/26	82,186	82,831
3.410%, 08/01/27	481,516	490,264
3.890%, 05/01/30	100,834	105,122
3.960%, 05/01/34	42,543	44,686
3.970%, 05/01/29	29,227	30,454
Fannie Mae REMICS (CMO) Zero Coupon, 03/25/36 (h)	32,288	26,613
Zero Coupon, 06/25/36 (h)	268,717	229,032
1.477%, 05/25/46 (f) (g) (i)	918,192	36,301
1.491%, 04/25/55 (f) (g)	894,829	39,597
1.626%, 06/25/55 (f) (g) (i)	722,073	31,666
1.648%, 08/25/44 (f) (g) (i)	862,262	33,723
1.750%, 12/25/42	622,466	589,688
2.000%, 08/25/43	290,258	272,507
2.500%, 06/25/28 (g) (i)	207,711	15,845
3.000%, 02/25/27 (g) (i)	539,348	42,564
3.000%, 09/25/27 (g) (i)	187,166	18,265
3.000%, 01/25/28 (g) (i)	1,301,184	113,553
3.000%, 02/25/28 (g) (i)	500,530	44,851
3.000%, 04/25/28 (g) (i)	591,533	55,267
3.000%, 09/25/47	1,598,581	1,584,511
3.500%, 05/25/27 (g) (i)	544,971	55,725
3.500%, 10/25/27 (g) (i)	332,147	34,169
3.500%, 05/25/30 (g) (i)	339,905	40,924
3.500%, 08/25/30 (g) (i)	110,474	12,466
3.500%, 02/25/31 (g) (i)	267,838	24,949
3.500%, 09/25/35 (g) (i)	216,868	34,027
3.500%, 04/25/46	140,630	136,422
3.500%, 10/25/46 (g) (i)	172,921	40,327
3.500%, 11/25/47	1,354,144	1,370,743
3.500%, 04/25/48	861,914	874,195
4.000%, 03/25/42 (g) (i)	150,399	22,458
4.000%, 05/25/42 (g) (i)	917,164	125,641
4.000%, 11/25/42 (g) (i)	84,939	12,757
4.500%, 07/25/27 (g) (i)	176,802	19,094
5.462%, 05/25/42 (f) (g)	99,404	10,507
5.500%, 04/25/35 (i)	345,878	384,335
5.500%, 04/25/37	145,763	158,803
6.000%, 09/25/47 (g) (i)	445,308	104,265
Fannie Mae-ACES (CMO) 2.177%, 01/25/22 (f) (g)	1,384,836	61,533
3.194%, 02/25/30	635,000	620,720
3.329%, 10/25/23 (f)	505,000	513,970

BHFTII-97

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 15 Yr. Gold Pool 3.000%, 07/01/28	673,517	$674,703
3.000%, 08/01/29	422,099	421,905
3.000%, 05/17/33	2,700,000	2,691,794
3.000%, TBA (e)	8,965,000	8,948,539
3.500%, TBA (e)	1,500,000	1,529,063
Freddie Mac 20 Yr. Gold Pool 3.000%, 11/01/36	1,250,200	1,242,151
3.000%, 01/01/37	929,784	923,798
3.500%, 08/01/34	860,636	876,484
5.000%, 01/01/24	898,497	959,878
5.000%, 01/01/25	652,698	697,287
5.000%, 03/01/27	85,089	90,902
5.000%, 04/01/27	150,472	160,751
5.000%, 02/01/28	212,577	227,099
5.000%, 03/01/28	103,811	110,903
5.000%, 05/01/28	421,252	450,030
5.000%, 05/01/30	427,711	457,536
Freddie Mac 30 Yr. Gold Pool 3.000%, 12/01/44	19,576	19,183
3.000%, 08/01/46	1,822,448	1,779,916
3.000%, 10/01/46	1,849,580	1,806,126
3.000%, 11/01/46	2,820,993	2,756,674
3.000%, 12/01/46	885,333	865,079
3.000%, 01/01/47	994,064	969,922
3.000%, TBA (e)	6,525,000	6,361,875
3.500%, 08/01/42	135,687	136,958
3.500%, 11/01/42	196,478	197,966
3.500%, 06/01/46	309,770	311,039
3.500%, 10/01/47	1,362,486	1,366,589
3.500%, TBA (e)	15,065,000	15,100,150
4.000%, 05/01/42	872,304	903,026
4.000%, 08/01/42	232,168	240,371
4.000%, 09/01/42	332,684	344,131
4.000%, 07/01/44	73,392	75,957
4.000%, 02/01/46	319,932	329,729
4.000%, TBA (e)	18,520,000	19,011,213
4.500%, 09/01/43	138,278	145,341
4.500%, 11/01/43	1,228,236	1,288,698
4.500%, TBA (e)	805,000	842,829
5.000%, 03/01/38	77,893	84,003
5.000%, 05/01/39	9,036	9,768
5.000%, 06/01/41	472,190	508,593
5.500%, 07/01/33	131,152	142,572
5.500%, 04/01/39	53,244	58,405
5.500%, 06/01/41	203,319	223,032
Freddie Mac ARM Non-Gold Pool 3.888%, 12M LIBOR + 1.900%, 02/01/41 (f)	131,199	137,122
Freddie Mac Multifamily Structured Pass-Through Certificates (CMO) 0.609%, 03/25/27 (f) (g)	4,381,947	204,491
1.462%, 06/25/22 (f) (g)	1,824,539	92,107
1.513%, 12/25/18 (f) (g)	2,994,192	18,931
1.672%, 03/25/22 (f) (g)	1,375,323	75,010
1.731%, 05/25/19 (f) (g)	2,268,215	31,408
3.430%, 01/25/27 (f)	700,000	711,266

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac REMICS (CMO) Zero Coupon, 11/15/36 (h)	29,242	26,746
1.750%, 10/15/42	569,739	541,164
2.500%, 05/15/28 (g)	218,413	16,814
3.000%, 03/15/28 (g) (i)	661,236	54,131
3.000%, 05/15/32 (g)	292,373	23,722
3.000%, 03/15/33 (g) (i)	203,796	26,562
3.000%, 08/15/43	875,000	845,350
3.000%, 05/15/46	593,174	590,058
3.000%, 02/15/48	1,154,141	1,153,582
3.500%, 06/15/26 (g) (i)	350,653	24,262
3.500%, 09/15/26 (g)	119,761	11,104
3.500%, 03/15/27 (g)	203,569	18,425
3.500%, 03/15/41 (g) (i)	76,951	9,540
4.000%, 07/15/27 (g) (i)	803,959	78,526
4.000%, 03/15/28 (g)	367,583	37,885
4.000%, 06/15/28 (g)	196,150	20,716
4.500%, 03/15/41	313,797	338,089
4.750%, 07/15/39	585,845	626,868
5.000%, 09/15/33 (g)	272,223	54,753
5.500%, 08/15/33	69,436	75,463
5.500%, 07/15/36	152,342	165,832
5.500%, 06/15/46	202,721	222,417
6.500%, 07/15/36	204,422	226,481
FREMF Mortgage Trust (CMO) 3.002%, 10/25/47 (144A) (f)	770,000	766,670
3.647%, 09/25/24 (144A) (f)	220,000	214,692
3.675%, 11/25/49 (144A) (f)	640,000	611,433
3.753%, 11/25/50 (144A) (f)	290,000	280,136
3.944%, 09/25/49 (144A) (f)	280,000	279,998
3.981%, 03/25/27 (144A) (f)	140,000	138,139
4.034%, 07/25/27 (144A) (f)	470,000	473,404
4.073%, 05/25/27 (144A) (f)	535,000	539,760
5.279%, 09/25/43 (144A) (f)	855,000	894,971
Ginnie Mae I 30 Yr. Pool 3.000%, 12/15/44	25,955	25,621
3.000%, 02/15/45	76,924	75,810
3.000%, 04/15/45	1,037,993	1,022,970
3.000%, 05/15/45	1,292,588	1,273,825
3.000%, 07/15/45	36,353	35,828
4.000%, 09/15/42	953,274	985,653
4.500%, 04/15/41	665,854	704,039
4.500%, 02/15/42	1,423,489	1,497,790
5.000%, 12/15/38	49,519	53,205
5.000%, 04/15/39	946,482	1,011,254
5.000%, 07/15/39	104,040	111,752
5.000%, 12/15/40	136,570	146,693
5.500%, 12/15/40	473,485	520,913
Ginnie Mae II 30 Yr. Pool 3.000%, TBA (e)	8,825,000	8,682,111
3.500%, 08/20/47	2,705,035	2,733,803
3.500%, 09/20/47	1,849,358	1,869,068
3.500%, TBA (e)	9,163,000	9,251,945
4.000%, 10/20/47	1,189,351	1,223,767
4.000%, 11/20/47	1,176,277	1,211,557
4.000%, TBA (e)	10,427,000	10,717,612

BHFTII-98

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae II 30 Yr. Pool 4.500%, 01/20/46	153,033	$160,819
4.500%, TBA (e)	7,070,000	7,343,611
5.000%, 10/20/39	22,567	24,271
Government National Mortgage Association (CMO) 0.771%, 02/16/53 (f) (g)	2,106,152	91,656
1.750%, 09/20/43	105,660	100,812
2.500%, 12/16/39	462,345	453,895
3.000%, 09/20/28 (g)	244,238	21,746
3.000%, 02/16/43 (g)	141,212	24,526
3.000%, 03/20/47	90,982	79,403
3.000%, 05/20/47	230,689	205,493
3.500%, 02/16/27 (g)	106,165	9,838
3.500%, 03/20/27 (g)	259,598	26,284
3.500%, 07/20/40 (g)	248,506	28,473
3.500%, 02/20/41 (g)	347,213	42,581
3.500%, 04/20/42 (g)	591,608	76,542
3.500%, 10/20/42 (g)	881,952	182,371
3.500%, 05/20/43 (g) (i)	125,499	24,203
3.500%, 07/20/43 (g) (i)	488,102	74,782
4.000%, 12/16/26 (g)	73,325	6,662
4.000%, 05/20/29 (g)	1,077,129	108,674
4.000%, 05/16/42 (g) (i)	107,489	15,375
4.000%, 03/20/43 (g)	164,693	36,418
4.000%, 01/20/44 (g) (i)	74,820	16,595
4.000%, 11/20/44 (g) (i)	1,224,691	221,504
4.000%, 03/20/47 (g)	575,764	110,342
4.000%, 07/20/47 (g)	865,751	171,690
4.500%, 04/20/45 (g) (i)	266,680	61,031
5.000%, 02/16/40 (g)	693,827	172,368
5.000%, 10/16/41 (g) (i)	417,103	71,195
5.000%, 01/16/47 (g)	180,459	43,207
5.500%, 03/20/39 (g) (i)	502,392	115,141
5.500%, 02/16/47 (g)	483,829	108,449
5.500%, 02/20/47 (g)	297,789	62,267
6.000%, 09/20/40 (g)	531,994	126,676
6.000%, 02/20/46 (g)	463,417	106,862

		274,111,736

U.S. Treasury—1.5%
U.S. Treasury Bonds 2.875%, 11/15/46 (j)	1,600,000	1,569,125
3.000%, 11/15/45 (j) (k)	1,980,000	1,991,138
3.000%, 02/15/47 (j) (k)	1,500,000	1,507,969
3.750%, 11/15/43	2,540,000	2,901,255
U.S. Treasury Inflation Indexed Notes 0.250%, 01/15/25 (k) (l) (m)	8,394,545	8,209,689
0.625%, 01/15/26 (l)	2,763,897	2,763,487

		18,942,663

Total U.S. Treasury & Government Agencies (Cost $295,902,227)		293,054,399

Corporate Bonds & Notes—12.0%

Aerospace/Defense—0.1%
Lockheed Martin Corp. 4.090%, 09/15/52	780,000	756,428

Agriculture—0.5%
Altria Group, Inc. 2.850%, 08/09/22	1,150,000	$1,125,997
3.875%, 09/16/46	190,000	177,516
BAT Capital Corp. 2.297%, 08/14/20 (144A)	3,125,000	3,063,907
4.390%, 08/15/37 (144A)	500,000	496,800
BAT International Finance plc 2.750%, 06/15/20 (144A)	400,000	396,584
Imperial Brands Finance plc 2.050%, 07/20/18 (144A)	200,000	199,584
2.950%, 07/21/20 (144A)	550,000	546,058
3.750%, 07/21/22 (144A)	310,000	311,213
Reynolds American, Inc. 3.250%, 06/12/20	517,000	517,050

		6,834,709

Airlines—0.0%
Delta Air Lines, Inc. 3.625%, 03/15/22	295,000	294,637

Auto Manufacturers—0.2%
BMW U.S. Capital LLC Zero Coupon, 3M EURIBOR + 0.200%, 04/20/18 (EUR) (f)	165,000	203,047
Daimler Finance North America LLC 3.000%, 02/22/21 (144A)	510,000	507,098
Ford Motor Co. 5.291%, 12/08/46 (b)	285,000	278,700
General Motors Co. 5.400%, 04/01/48 (b)	460,000	459,506
6.250%, 10/02/43	195,000	214,168
6.750%, 04/01/46	380,000	441,131
General Motors Financial Co., Inc. 2.967%, 3M LIBOR + 1.270%, 10/04/19 (f)	100,000	101,062
3.700%, 05/09/23	300,000	297,814
3.950%, 04/13/24	165,000	163,599
RCI Banque S.A. 3.250%, 04/25/18 (GBP)	145,000	203,665

		2,869,790

Auto Parts & Equipment—0.0%
Goodyear Tire & Rubber Co. (The) 5.000%, 05/31/26	60,000	58,350

Banks—3.8%
Banco Bilbao Vizcaya Argentaria S.A. 6.125%, 11/16/27 (b) (f)	800,000	775,600
9.000%, 5Y USD Swap + 8.262%, 05/09/18 (f)	600,000	603,228
Banco de Sabadell S.A. 6.500%, 5Y EUR Swap + 6.414%, 05/18/22 (EUR) (f)	600,000	781,509
Banco Santander S.A. 3.800%, 02/23/28	600,000	579,364
Bank of America Corp. 2.250%, 04/21/20	1,910,000	1,882,205
2.625%, 04/19/21	15,000	14,776
3.124%, 3M LIBOR + 1.160%, 01/20/23 (f)	805,000	796,948
3.366%, 3M LIBOR + 0.810%, 01/23/26 (f)	1,255,000	1,220,861

BHFTII-99

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Bank of America Corp. 3.419%, 12/20/28 (144A)	118,000	$113,032
3.705%, 3M LIBOR + 1.512%, 04/24/28 (f)	1,045,000	1,027,559
4.000%, 04/01/24 (b)	133,000	135,907
4.000%, 01/22/25	595,000	593,830
4.125%, 01/22/24	265,000	272,771
7.750%, 05/14/38	630,000	872,259
Barclays Bank plc 2.650%, 01/11/21	465,000	458,347
Barclays plc 8.000%, 5Y EUR Swap + 6.750%, 12/15/20 (EUR) (f)	325,000	454,882
BNP Paribas S.A. 2.950%, 05/23/22 (144A)	220,000	215,640
3.375%, 01/09/25 (144A)	615,000	594,882
5.125%, 11/15/27 (144A) (f)	325,000	297,781
7.625%, 5Y USD Swap + 6.314%, 03/30/21 (144A) (b) (f)	390,000	418,762
BPCE S.A. 2.750%, 01/11/23 (144A)	270,000	260,633
3.000%, 05/22/22 (144A)	255,000	249,756
Branch Banking & Trust Co. 1.450%, 05/10/19	275,000	271,043
CaixaBank S.A. 6.750%, 5Y EUR Swap + 6.498%, 06/13/24 (EUR) (f)	200,000	278,666
Citigroup, Inc. 2.700%, 03/30/21	295,000	290,791
2.700%, 10/27/22	265,000	256,348
2.985%, 3M LIBOR + 1.100%, 05/17/24 (f)	680,000	686,110
3.200%, 10/21/26	140,000	133,085
3.520%, 10/27/28 (b)	230,000	222,032
4.450%, 09/29/27	885,000	895,476
4.650%, 07/30/45	56,000	59,666
4.750%, 05/18/46	355,000	360,731
Credit Agricole S.A. 4.000%, 01/10/33 (144A)	380,000	361,640
8.125%, 5Y USD Swap + 6.185%, 12/23/25 (144A) (f)	725,000	825,911
Credit Suisse Group AG 6.250%, 5Y USD Swap + 3.455%, 12/18/24 (144A) (f)	1,320,000	1,354,650
Deutsche Bank AG 2.700%, 07/13/20	475,000	464,935
3.300%, 11/16/22	375,000	364,522
Goldman Sachs Group, Inc. (The) 2.350%, 11/15/21	560,000	539,972
2.600%, 04/23/20	1,605,000	1,590,079
2.750%, 09/15/20	1,087,000	1,075,937
2.875%, 02/25/21	520,000	514,682
2.876%, 10/31/22	255,000	249,628
2.905%, 3M LIBOR + 0.990%, 07/24/23 (f)	640,000	622,417
3.814%, 3M LIBOR + 1.158%, 04/23/29 (f)	735,000	720,502
5.000%, 05/03/18 (CAD) (i)	100,000	77,848
6.250%, 02/01/41	430,000	545,248
6.750%, 10/01/37	750,000	939,535
HSBC Holdings plc 2.950%, 05/25/21	255,000	252,449
3.400%, 03/08/21 (b)	765,000	768,548
3.600%, 05/25/23	255,000	254,854

Banks—(Continued)
HSBC Holdings plc 4.250%, 08/18/25	390,000	386,976
6.000%, 5Y ICE Swap + 3.746%, 05/22/27 (f)	575,000	560,337
6.250%, 03/23/23 (b) (f)	450,000	460,125
Intesa Sanpaolo S.p.A. 3.375%, 01/12/23 (144A)	215,000	209,891
3.875%, 01/12/28 (144A)	295,000	278,236
7.700%, 5Y USD Swap + 5.462%, 09/17/25 (144A) (f)	250,000	261,875
7.750%, 5Y EUR Swap + 7.192%, 01/11/27 (EUR) (f)	200,000	300,496
JPMorgan Chase & Co. 2.295%, 08/15/21	315,000	306,271
2.400%, 06/07/21	565,000	551,506
2.550%, 10/29/20	690,000	681,440
2.700%, 05/18/23	480,000	463,092
2.971%, 3M LIBOR + 1.230%, 10/24/23 (f)	325,000	329,777
3.220%, 3M LIBOR + 1.155%, 03/01/25 (f)	550,000	536,135
3.509%, 3M LIBOR + 0.945%, 01/23/29 (b) (f)	525,000	509,618
5.600%, 07/15/41	30,000	36,280
Landsbanki Islands Zero Coupon, 08/25/20 (c) (d) (i) (n)	320,000	0
Morgan Stanley 2.484%, 3M LIBOR + 0.740%, 07/23/19 (f)	100,000	100,449
2.500%, 04/21/21	680,000	666,287
2.591%, 3M LIBOR + 0.850%, 01/24/19 (f)	260,000	261,100
2.750%, 05/19/22	645,000	629,017
3.125%, 07/27/26	180,000	170,340
3.591%, 3M LIBOR + 1.340%, 07/22/28 (b) (f)	1,250,000	1,209,075
3.625%, 01/20/27	685,000	670,487
4.000%, 07/23/25	280,000	282,607
4.350%, 09/08/26	95,000	95,677
5.000%, 11/24/25	322,000	336,719
Royal Bank of Canada 1.828%, 3M CDOR + 0.150%, 07/30/18 (CAD) (f)	100,000	77,662
2.150%, 10/26/20	1,020,000	997,799
Royal Bank of Scotland Group plc 7.500%, 5Y USD Swap + 5.800%, 08/10/20 (f)	220,000	228,800
Santander Holdings USA, Inc. 3.700%, 03/28/22	730,000	731,540
Societe Generale S.A. 7.375%, 5Y USD Swap + 6.238%, 09/13/21 (144A) (f)	650,000	691,437
Standard Chartered Bank 7.750%, 04/03/18 (GBP)	200,000	280,600
UBS AG 2.450%, 12/01/20 (144A)	770,000	756,023
UBS Group AG 5.750%, 5Y EUR Swap + 5.287%, 02/19/22 (EUR) (f)	250,000	342,603
6.875%, 5Y USD ICE Swap + 5.497%, 03/22/21 (f)	450,000	471,600
7.000%, 5Y USD Swap + 4.866%, 02/19/25 (f)	200,000	215,250
7.125%, 5Y USD Swap + 5.464%, 02/19/20 (f)	270,000	280,800
UBS Group Funding Switzerland AG 2.650%, 02/01/22 (144A)	620,000	601,132
UniCredit S.p.A. 5.375%, 06/03/25 (EUR) (f)	200,000	245,782
Wells Fargo & Co. 2.625%, 07/22/22	595,000	575,540
3.000%, 04/22/26	310,000	291,043

BHFTII-100

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Wells Fargo & Co. 3.000%, 10/23/26	200,000	$187,291
3.069%, 01/24/23	960,000	944,041
3.584%, 3M LIBOR + 1.310%, 05/22/28 (b) (f)	930,000	907,476
4.400%, 06/14/46	290,000	281,469
4.900%, 11/17/45	765,000	801,977

		47,801,515

Beverages—0.2%
Anheuser-Busch InBev Finance, Inc. 3.300%, 02/01/23	675,000	675,496
4.700%, 02/01/36	50,000	52,903
4.900%, 02/01/46	10,000	10,785
Anheuser-Busch InBev Worldwide, Inc. 3.500%, 01/12/24	295,000	297,071
3.750%, 07/15/42	405,000	371,682
4.750%, 04/15/58	675,000	690,411
Constellation Brands, Inc. 2.650%, 11/07/22	475,000	459,006
2.700%, 05/09/22	80,000	77,607
3.600%, 02/15/28 (b)	320,000	308,739
4.500%, 05/09/47	50,000	49,602

		2,993,302

Biotechnology—0.1%
Amgen, Inc. 2.650%, 05/11/22	350,000	341,503
Baxalta, Inc. 3.600%, 06/23/22	55,000	54,831
Celgene Corp. 4.625%, 05/15/44	195,000	194,467
Gilead Sciences, Inc. 3.250%, 09/01/22	165,000	165,156

		755,957

Building Materials—0.0%
Standard Industries, Inc. 5.000%, 02/15/27 (144A)	10,000	9,707
6.000%, 10/15/25 (144A)	220,000	225,500

		235,207

Chemicals—0.1%
Chemours Co. (The) 5.375%, 05/15/27	60,000	60,150
LyondellBasell Industries NV 4.625%, 02/26/55	230,000	224,563
Methanex Corp. 4.250%, 12/01/24	325,000	320,979
5.650%, 12/01/44	145,000	144,897
Olin Corp. 5.125%, 09/15/27	60,000	59,175
Sherwin-Williams Co. (The) 3.125%, 06/01/24	180,000	174,037

Chemicals—(Continued)
Versum Materials, Inc. 5.500%, 09/30/24 (144A)	60,000	61,950

		1,045,751

Commercial Services—0.1%
Acwa Power Management & Investments One, Ltd. 5.950%, 12/15/39 (144A)	1,269,000	1,307,298
Cardtronics, Inc. 5.125%, 08/01/22	95,000	92,600
United Rentals North America, Inc. 4.875%, 01/15/28	65,000	62,725
5.500%, 07/15/25	110,000	112,613

		1,575,236

Computers—0.2%
Apple, Inc. 3.350%, 02/09/27	175,000	172,884
3.450%, 02/09/45	375,000	346,043
3.850%, 08/04/46	95,000	92,957
Hewlett Packard Enterprise Co. 4.900%, 10/15/25	200,000	207,650
6.350%, 10/15/45	215,000	229,706
Western Digital Corp. 4.750%, 02/15/26 (b)	790,000	788,262

		1,837,502

Diversified Financial Services—0.2%
American Express Co. 3.400%, 02/27/23 (b)	500,000	498,313
Cadillac Fairview Finance Trust 3.640%, 05/09/18 (CAD)	285,000	221,702
GTP Acquisition Partners I LLC 3.482%, 06/15/50 (144A)	1,355,000	1,311,938
Navient Corp. 5.500%, 01/15/19	210,000	212,310
5.875%, 03/25/21	20,000	20,450

		2,264,713

Electric—0.6%
AES Corp. 4.000%, 03/15/21 (b)	650,000	652,437
4.500%, 03/15/23 (b)	45,000	45,819
4.875%, 05/15/23	20,000	20,350
5.125%, 09/01/27	10,000	10,175
Berkshire Hathaway Energy Co. 3.250%, 04/15/28 (144A)	245,000	236,448
DTE Energy Co. 1.500%, 10/01/19 (b)	315,000	307,808
Duke Energy Carolinas LLC 4.250%, 12/15/41	275,000	285,972
Duke Energy Corp. 3.750%, 09/01/46	190,000	171,374
Duke Energy Florida LLC 3.400%, 10/01/46	370,000	336,294

BHFTII-101

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
Duke Energy Progress LLC 4.375%, 03/30/44	320,000	$344,376
Emera U.S. Finance L.P. 4.750%, 06/15/46 (b)	25,000	25,090
Exelon Corp. 2.450%, 04/15/21	80,000	78,188
2.850%, 06/15/20	530,000	525,245
FirstEnergy Corp. 4.250%, 03/15/23	110,000	112,646
Fortis, Inc. 2.100%, 10/04/21	135,000	129,054
Georgia Power Co. 2.000%, 09/08/20	1,263,000	1,234,722
IPALCO Enterprises, Inc. 3.700%, 09/01/24 (b)	335,000	327,992
Oncor Electric Delivery Co. LLC 7.000%, 09/01/22	110,000	127,025
Pacific Gas & Electric Co. 6.050%, 03/01/34	590,000	703,249
South Carolina Electric & Gas Co. 4.500%, 06/01/64	475,000	458,468
Southern Co. (The) 1.850%, 07/01/19	270,000	266,371
2.750%, 06/15/20	525,000	520,552
2.950%, 07/01/23	130,000	126,269

		7,045,924

Electronics—0.0%
Fortive Corp. 2.350%, 06/15/21	275,000	267,353

Engineering & Construction—0.1%
Mexico City Airport Trust 3.875%, 04/30/28 (144A)	255,000	233,993
SBA Tower Trust 3.168%, 04/09/47 (144A)	995,000	980,893

		1,214,886

Entertainment—0.0%
GLP Capital L.P. / GLP Financing II, Inc. 5.375%, 04/15/26	60,000	60,900
WMG Acquisition Corp. 4.875%, 11/01/24 (144A)	120,000	119,100
5.000%, 08/01/23 (144A)	40,000	40,050

		220,050

Food—0.1%
Kraft Heinz Foods Co. 4.375%, 06/01/46 (b)	205,000	187,982
Sysco Corp. 2.500%, 07/15/21	405,000	397,402
TreeHouse Foods, Inc. 6.000%, 02/15/24 (144A)	45,000	45,281

		630,665

Food Service—0.0%
Aramark Services, Inc. 5.000%, 02/01/28 (144A)	125,000	122,344

Gas—0.0%
AmeriGas Partners L.P. / AmeriGas Finance Corp. 5.875%, 08/20/26	95,000	92,862
Sempra Energy 2.400%, 02/01/20	340,000	336,371

		429,233

Healthcare-Products—0.2%
Becton Dickinson and Co. 3.363%, 06/06/24	925,000	890,312
3.700%, 06/06/27	550,000	531,012
Boston Scientific Corp. 4.000%, 03/01/28	505,000	505,694
Thermo Fisher Scientific, Inc. 3.000%, 04/15/23	180,000	175,403

		2,102,421

Healthcare-Services—0.3%
Aetna, Inc. 2.800%, 06/15/23	175,000	168,148
Anthem, Inc. 3.500%, 08/15/24	695,000	681,518
3.650%, 12/01/27	525,000	507,571
4.625%, 05/15/42	170,000	172,233
CHS/Community Health Systems, Inc. 5.125%, 08/01/21	110,000	102,300
6.250%, 03/31/23	30,000	27,638
Dignity Health 2.637%, 11/01/19	1,525,000	1,518,496
LifePoint Health, Inc. 5.875%, 12/01/23	90,000	90,873
Tenet Healthcare Corp. 6.000%, 10/01/20	75,000	77,531
UnitedHealth Group, Inc. 3.750%, 07/15/25	240,000	243,099
4.250%, 04/15/47 (b)	110,000	112,378
4.750%, 07/15/45	130,000	143,060

		3,844,845

Home Builders—0.0%
Lennar Corp. 4.750%, 11/29/27 (144A) (b)	125,000	119,688
PulteGroup, Inc. 5.500%, 03/01/26	60,000	61,830
Toll Brothers Finance Corp. 4.875%, 11/15/25	130,000	128,375

		309,893

Insurance—0.5%
American International Group, Inc. 3.375%, 08/15/20	1,138,000	1,142,973
4.700%, 07/10/35	305,000	315,086

BHFTII-102

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Insurance—(Continued)
Assurant, Inc. 3.543%, 3M LIBOR + 1.250%, 03/26/21 (f)	3,285,000	$3,288,674
CNO Financial Group, Inc. 5.250%, 05/30/25	175,000	174,125
Genworth Holdings, Inc. 4.900%, 08/15/23	90,000	73,800
Massachusetts Mutual Life Insurance Co. 8.875%, 06/01/39 (144A)	67,000	105,294
MGIC Investment Corp. 5.750%, 08/15/23	90,000	94,275
Principal Life Global Funding II 2.200%, 04/08/20 (144A)	530,000	521,995
Willis North America, Inc. 3.600%, 05/15/24	210,000	206,574

		5,922,796

Internet—0.2%
Alibaba Group Holding, Ltd. 3.400%, 12/06/27 (b)	810,000	768,775
4.200%, 12/06/47	200,000	191,861
Amazon.com, Inc. 2.800%, 08/22/24 (144A)	155,000	150,397
3.875%, 08/22/37 (144A)	600,000	597,876
Tencent Holdings, Ltd. 2.985%, 01/19/23 (144A)	530,000	516,508
3.595%, 01/19/28 (144A)	250,000	240,795

		2,466,212

Iron/Steel—0.1%
ArcelorMittal 6.125%, 06/01/25	110,000	119,625
Commercial Metals Co. 5.375%, 07/15/27	60,000	59,100
Steel Dynamics, Inc. 4.125%, 09/15/25	165,000	157,162
5.500%, 10/01/24	65,000	67,028
Vale Overseas, Ltd. 6.250%, 08/10/26	845,000	946,400
6.875%, 11/10/39	75,000	88,875

		1,438,190

Leisure Time—0.0%
VOC Escrow, Ltd. 5.000%, 02/15/28 (144A)	30,000	28,500

Machinery-Construction & Mining—0.0%
Oshkosh Corp. 5.375%, 03/01/25	75,000	77,250

Media—0.9%
21st Century Fox America, Inc. 6.150%, 03/01/37	505,000	625,401
CCO Holdings LLC / CCO Holdings Capital Corp. 5.125%, 05/01/27 (144A)	15,000	14,241

Media—(Continued)
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 3.579%, 07/23/20	270,000	270,760
4.464%, 07/23/22	815,000	832,514
4.908%, 07/23/25	50,000	51,095
6.484%, 10/23/45	1,245,000	1,366,619
Comcast Corp. 3.150%, 03/01/26	520,000	500,651
3.400%, 07/15/46	205,000	176,134
COX Communications, Inc. 3.150%, 08/15/24 (144A)	725,000	695,287
3.350%, 09/15/26 (144A)	95,000	90,453
3.850%, 02/01/25 (144A)	25,000	25,027
4.800%, 02/01/35 (144A)	25,000	24,533
Discovery Communications LLC 3.800%, 03/13/24	364,000	359,689
4.900%, 03/11/26 (b)	190,000	196,944
DISH DBS Corp. 5.875%, 11/15/24 (b)	130,000	115,862
Liberty Interactive LLC 8.250%, 02/01/30 (b)	130,000	139,831
Scripps Networks Interactive, Inc. 3.950%, 06/15/25	217,000	215,728
TEGNA, Inc. 6.375%, 10/15/23	5,000	5,194
Time Warner Cable LLC 4.500%, 09/15/42	400,000	346,440
7.300%, 07/01/38	45,000	53,950
8.250%, 04/01/19	231,000	242,422
8.750%, 02/14/19	759,000	794,783
Time Warner, Inc. 2.950%, 07/15/26	70,000	64,109
3.800%, 02/15/27	695,000	671,947
3.875%, 01/15/26	70,000	68,574
4.875%, 03/15/20	796,000	823,041
Viacom, Inc. 4.250%, 09/01/23	1,190,000	1,207,718
4.375%, 03/15/43	173,000	155,028
5.875%, 3M LIBOR + 3.895%, 02/28/57 (f)	10,000	10,013
6.250%, 3M LIBOR + 3.899%, 02/28/57 (f)	15,000	15,225
Videotron, Ltd. 5.375%, 06/15/24 (144A)	145,000	149,712
Vrio Finco 1 LLC / Vrio Finco 2, Inc. 6.250%, 04/04/23 (144A)	455,000	459,550

		10,768,475

Mining—0.1%
Anglo American Capital plc 3.625%, 05/14/20 (144A) (b)	250,000	250,858
3.750%, 04/10/22 (144A)	200,000	199,360
4.125%, 09/27/22 (144A)	600,000	607,351
Corp. Nacional del Cobre de Chile 3.625%, 08/01/27 (144A)	200,000	194,258
FMG Resources August 2006 Pty, Ltd. 5.125%, 05/15/24 (144A)	60,000	59,174

BHFTII-103

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Mining—(Continued)
Glencore Finance Europe, Ltd. 2.989%, 3M LIBOR + 1.200%, 05/06/18 (f)	200,000	$200,153
4.625%, 04/03/18 (EUR)	100,000	123,045
Kaiser Aluminum Corp. 5.875%, 05/15/24	140,000	144,900

		1,779,099

Miscellaneous Manufacturing—0.0%
Ingersoll-Rand Global Holding Co., Ltd. 2.900%, 02/21/21 (b)	275,000	274,306

Office/Business Equipment—0.0%
Pitney Bowes, Inc. 4.700%, 04/01/23 (b)	590,000	553,125

Oil & Gas—0.8%
Anadarko Petroleum Corp. 3.450%, 07/15/24	425,000	412,607
4.500%, 07/15/44	5,000	4,799
6.600%, 03/15/46 (b)	55,000	69,151
Andeavor 3.800%, 04/01/28 (b)	220,000	209,865
Antero Resources Corp. 5.625%, 06/01/23	60,000	61,200
Canadian Natural Resources, Ltd. 3.850%, 06/01/27 (b)	715,000	699,184
Continental Resources, Inc. 4.375%, 01/15/28 (144A)	695,000	677,625
4.900%, 06/01/44	10,000	9,575
5.000%, 09/15/22	55,000	55,756
Encana Corp. 3.900%, 11/15/21	300,000	304,477
Hess Corp. 4.300%, 04/01/27	550,000	538,300
6.000%, 01/15/40 (b)	10,000	10,558
Kerr-McGee Corp. 6.950%, 07/01/24	400,000	462,019
Marathon Oil Corp. 2.700%, 06/01/20	200,000	197,041
4.400%, 07/15/27 (b)	170,000	172,609
MEG Energy Corp. 6.500%, 01/15/25 (144A)	65,000	63,050
Petrobras Global Finance B.V. 5.625%, 05/20/43	1,030,000	898,675
6.750%, 01/27/41	260,000	253,500
Petroleos Mexicanos 5.350%, 02/12/28 (144A)	205,000	202,212
6.350%, 02/12/48 (144A)	221,000	213,541
6.375%, 02/04/21	40,000	42,620
6.750%, 09/21/47	1,206,000	1,220,327
Phillips 66 3.900%, 03/15/28	470,000	468,296
QEP Resources, Inc. 5.250%, 05/01/23	80,000	77,003
Shell International Finance B.V. 4.375%, 05/11/45	390,000	414,455

Oil & Gas—(Continued)
SM Energy Co. 6.125%, 11/15/22	55,000	55,000
6.750%, 09/15/26	15,000	14,850
Sunoco LP / Sunoco Finance Corp. 5.500%, 02/15/26 (144A)	60,000	57,900
Tullow Oil plc 7.000%, 03/01/25 (144A)	500,000	500,000
Valero Energy Corp. 3.400%, 09/15/26	425,000	407,779
WPX Energy, Inc. 5.250%, 09/15/24 (b)	125,000	123,125
YPF S.A. 16.500%, 05/09/22 (144A) (ARS)	19,392,845	909,595

		9,806,694

Packaging & Containers—0.0%
Owens-Brockway Glass Container, Inc. 5.875%, 08/15/23 (144A) (b)	150,000	155,250
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 5.125%, 07/15/23 (144A)	75,000	75,728

		230,978

Pharmaceuticals—0.8%
Allergan Funding SCS 3.450%, 03/15/22	435,000	431,281
Cardinal Health, Inc. 1.950%, 06/15/18	265,000	264,694
2.616%, 06/15/22	1,125,000	1,087,535
CVS Health Corp. 2.800%, 07/20/20	3,856,000	3,828,482
3.125%, 03/09/20 (b)	1,585,000	1,586,599
3.875%, 07/20/25	324,000	321,187
4.100%, 03/25/25	815,000	820,746
5.050%, 03/25/48	345,000	362,866
5.125%, 07/20/45	315,000	334,112
Mylan NV 3.000%, 12/15/18	145,000	144,998
3.150%, 06/15/21	300,000	295,815
3.750%, 12/15/20	325,000	327,214
Mylan, Inc. 5.200%, 04/15/48 (144A)	125,000	126,131
Shire Acquisitions Investments Ireland DAC 2.400%, 09/23/21	520,000	502,071
Valeant Pharmaceuticals International, Inc. 6.500%, 03/15/22 (144A)	65,000	67,113
7.000%, 03/15/24 (144A)	30,000	31,275

		10,532,119

Pipelines—0.4%
Andeavor Logistics L.P. / Tesoro Logistics Finance Corp. 3.500%, 12/01/22	45,000	44,222
4.250%, 12/01/27	415,000	404,575
6.250%, 10/15/22	41,000	43,001
DCP Midstream Operating L.P. 3.875%, 03/15/23	20,000	19,300

BHFTII-104

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pipelines—(Continued)
DCP Midstream Operating L.P. 4.950%, 04/01/22 (b)	26,000	$26,130
5.600%, 04/01/44	50,000	50,563
Enbridge, Inc. 3.700%, 07/15/27 (b)	205,000	196,508
Energy Transfer Equity L.P. 5.500%, 06/01/27	120,000	120,300
Energy Transfer Partners L.P. 5.950%, 10/01/43	20,000	20,092
Kinder Morgan, Inc. 5.550%, 06/01/45	270,000	283,354
MPLX L.P. 4.000%, 03/15/28	180,000	177,393
4.125%, 03/01/27	375,000	371,551
4.700%, 04/15/48	105,000	102,280
5.200%, 03/01/47	65,000	67,924
Sabine Pass Liquefaction LLC 4.200%, 03/15/28	200,000	197,091
Sunoco Logistics Partners Operations L.P. 4.000%, 10/01/27 (b)	140,000	132,626
4.250%, 04/01/24	300,000	298,301
5.300%, 04/01/44	35,000	32,557
5.350%, 05/15/45	35,000	32,606
5.400%, 10/01/47	680,000	647,813
Texas Eastern Transmission L.P. 2.800%, 10/15/22 (144A)	420,000	403,363
3.500%, 01/15/28 (144A) (b)	100,000	95,480
Valero Energy Partners L.P. 4.500%, 03/15/28	455,000	457,670
Western Gas Partners L.P. 4.500%, 03/01/28	360,000	360,733
Williams Cos., Inc. (The) 3.700%, 01/15/23	70,000	68,075
4.550%, 06/24/24	21,000	21,146
5.750%, 06/24/44	10,000	10,575
7.875%, 09/01/21	25,000	28,094
Williams Partners L.P. 4.300%, 03/04/24	105,000	106,435

		4,819,758

Real Estate Investment Trusts—0.1%
Crown Castle International Corp. 3.150%, 07/15/23	315,000	305,101
3.200%, 09/01/24	110,000	105,467
Equinix, Inc. 5.875%, 01/15/26	135,000	140,738
Starwood Property Trust, Inc. 4.750%, 03/15/25 (144A)	65,000	63,375

		614,681

Retail—0.1%
Home Depot, Inc. (The) 3.500%, 09/15/56 (b)	220,000	196,451
Lowe’s Cos., Inc. 3.700%, 04/15/46	60,000	55,788

Retail—(Continued)
McDonald’s Corp. 3.350%, 04/01/23	380,000	382,105
Suburban Propane Partners L.P. / Suburban Energy Finance Corp. 5.875%, 03/01/27	75,000	71,062

		705,406

Semiconductors—0.2%
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 2.375%, 01/15/20	960,000	946,605
3.000%, 01/15/22	440,000	431,748
3.125%, 01/15/25	155,000	146,523
3.625%, 01/15/24	770,000	757,472
Intel Corp. 4.100%, 05/19/46	185,000	189,711
Sensata Technologies B.V. 5.000%, 10/01/25 (144A)	120,000	118,200

		2,590,259

Software—0.1%
First Data Corp. 5.000%, 01/15/24 (144A)	40,000	40,000
5.375%, 08/15/23 (144A)	90,000	91,575
Microsoft Corp. 3.700%, 08/08/46	330,000	325,601
3.950%, 08/08/56	400,000	397,583
MSCI, Inc. 5.250%, 11/15/24 (144A)	75,000	76,575
5.750%, 08/15/25 (144A) (b)	65,000	67,906
Open Text Corp. 5.875%, 06/01/26 (144A)	15,000	15,427
Oracle Corp. 4.000%, 11/15/47	195,000	192,213
Quintiles IMS, Inc. 4.875%, 05/15/23 (144A)	95,000	96,781

		1,303,661

Telecommunications—0.8%
AT&T, Inc. 4.100%, 02/15/28 (144A)	260,000	258,161
4.250%, 03/01/27	150,000	151,632
4.300%, 02/15/30 (144A)	801,000	796,425
4.750%, 05/15/46	445,000	432,204
5.150%, 03/15/42	164,000	168,963
5.150%, 02/14/50	1,440,000	1,454,647
Nokia Oyj 4.375%, 06/12/27	410,000	384,888
6.625%, 05/15/39	110,000	117,425
Sprint Communications, Inc. 7.000%, 03/01/20 (144A) (b)	90,000	94,500
Sprint Corp. 7.125%, 06/15/24	100,000	97,500
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 5.152%, 03/20/28 (144A)	1,040,000	1,045,512

BHFTII-105

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Telecommunications—(Continued)
Telecom Italia Capital S.A. 6.000%, 09/30/34	45,000	$46,674
7.721%, 06/04/38	50,000	61,135
Telecom Italia S.p.A. 5.303%, 05/30/24 (144A)	925,000	941,187
Telefonica Emisiones S.A.U. 4.665%, 03/06/38	150,000	151,727
4.895%, 03/06/48 (b)	185,000	188,225
5.877%, 07/15/19	685,000	710,449
Verizon Communications, Inc. 4.400%, 11/01/34	535,000	528,367
4.500%, 08/10/33	675,000	683,317
4.522%, 09/15/48 (b)	345,000	332,421
4.862%, 08/21/46	360,000	363,304
5.012%, 08/21/54	523,000	522,926
5.250%, 03/16/37	475,000	512,197

		10,043,786

Transportation—0.1%
CSX Corp. 3.250%, 06/01/27	620,000	592,619
FedEx Corp. 4.050%, 02/15/48	600,000	563,340
4.550%, 04/01/46	145,000	146,265
4.750%, 11/15/45	125,000	130,573
Norfolk Southern Corp. 2.900%, 06/15/26 (b)	360,000	342,627

		1,775,424

Trucking & Leasing—0.0%
DAE Funding LLC 4.500%, 08/01/22 (144A)	15,000	14,231
5.000%, 08/01/24 (144A)	15,000	14,194

		28,425

Total Corporate Bonds & Notes (Cost $152,617,872)		151,269,855

Asset-Backed Securities—8.3%

Asset-Backed - Automobile—0.3%
CIG Auto Receivables Trust 2.710%, 05/15/23 (144A)	278,640	277,053
Credit Acceptance Auto Loan Trust 2.650%, 06/15/26 (144A)	545,000	539,664
First Investors Auto Owner Trust 2.390%, 11/16/20 (144A)	285,000	284,711
Honor Automobile Trust Securitization 2.940%, 11/15/19 (144A)	286,388	286,486
Skopos Auto Receivables Trust 3.190%, 09/15/21 (144A) (o)	995,000	994,700
Westlake Automobile Receivables Trust 3.280%, 12/15/22 (144A)	1,015,000	1,009,634

		3,392,248

Asset-Backed - Home Equity—0.2%
GSAA Home Equity Trust 1.922%, 1M LIBOR + 0.050%, 12/25/46 (f) (i)	96,130	71,109
1.972%, 1M LIBOR + 0.100%, 03/25/37 (f) (i)	985,897	503,729
2.112%, 1M LIBOR + 0.240%, 11/25/36 (f) (i)	285,368	173,312
2.172%, 1M LIBOR + 0.300%, 03/25/36 (f) (i)	1,062,496	793,122
5.985%, 06/25/36 (f) (i)	581,632	289,383
Morgan Stanley ABS Capital, Inc. Trust 2.022%, 1M LIBOR + 0.150%, 06/25/36 (f) (i)	31,598	27,809
Renaissance Home Equity Loan Trust 6.120%, 11/25/36 (i)	253,835	158,925
Soundview Home Loan Trust 2.122%, 1M LIBOR + 0.250%, 11/25/36 (f) (i)	485,000	426,411

		2,443,800

Asset-Backed - Other—7.8%
AMMC CLO, Ltd. 2.995%, 3M LIBOR + 1.250%, 07/25/29 (144A) (f)	1,340,000	1,350,472
Anchorage Capital CLO, Ltd. 3.232%, 3M LIBOR + 1.510%, 01/15/29 (144A) (f)	760,744	766,196
Apex Credit CLO, Ltd. 3.211%, 3M LIBOR + 1.470%, 04/24/29 (144A) (f)	1,315,000	1,323,693
Apidos CLO 2.719%, 3M LIBOR + 0.980%, 01/19/25 (144A) (f)	895,000	894,750
3.052%, 3M LIBOR + 1.330%, 01/16/27 (144A) (f)	480,000	480,116
Atlas Senior Loan Fund, Ltd. 2.796%, 01/15/31 (144A) (f)	705,000	705,261
Avery Point CLO, Ltd. 2.845%, 3M LIBOR + 1.100%, 04/25/26 (144A) (f)	1,460,000	1,459,781
2.854%, 3M LIBOR + 1.120%, 01/18/25 (144A) (f)	1,275,000	1,274,564
Babson CLO, Ltd. 2.895%, 3M LIBOR + 1.150%, 07/20/25 (144A) (f)	340,000	339,947
Bain Capital Credit CLO, Ltd. 2.995%, 3M LIBOR + 1.250%, 07/20/30 (144A) (f)	815,000	820,376
Bayview Opportunity Master Fund Trust 2.981%, 10/28/32 (144A)	879,069	875,029
3.105%, 09/28/32 (144A)	135,269	134,733
3.352%, 11/28/32 (144A)	959,528	956,533
3.500%, 01/28/55 (144A) (f)	720,902	724,119
3.500%, 06/28/57 (144A) (f)	851,988	855,778
3.500%, 07/28/57 (144A) (f)	1,650,344	1,661,364
3.500%, 10/28/57 (144A) (f)	1,648,500	1,652,297
3.500%, 01/28/58 (144A) (f)	1,113,655	1,120,541
3.598%, 02/25/33 (144A)	814,978	813,545
4.000%, 11/28/53 (144A) (f)	620,156	635,580
4.000%, 10/28/64 (144A) (f)	1,177,603	1,196,270
Benefit Street Partners CLO, Ltd. 2.534%, 10/18/29 (144A) (f)	218,750	218,639
2.972%, 3M LIBOR + 1.250%, 07/15/29 (144A) (f)	320,000	321,874
BlueMountain CLO, Ltd. 3.027%, 3M LIBOR + 1.260%, 04/30/26 (144A) (f)	1,100,000	1,100,381
Carlyle Global Market Strategies CLO, Ltd. 2.722%, 01/15/31 (144A) (f)	1,395,000	1,395,000
3.230%, 3M LIBOR + 1.470%, 04/27/27 (144A) (f)	1,425,000	1,425,556
CBAM, Ltd. 2.599%, 10/17/29 (144A) (f)	1,215,000	1,222,724

BHFTII-106

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Cent CLO, Ltd. 2.970%, 3M LIBOR + 1.210%, 07/27/26 (144A) (f)	930,000	$929,882
3.067%, 3M LIBOR + 1.300%, 01/30/25 (144A) (f)	513,203	513,438
3.203%, 3M LIBOR + 1.410%, 11/07/26 (144A) (f)	755,000	755,455
CIFC Funding, Ltd. 2.572%, 3M LIBOR + 0.850%, 07/16/30 (144A) (f)	302,903	303,384
3.144%, 3M LIBOR + 1.200%, 05/24/26 (144A) (f)	1,580,000	1,580,032
CLUB Credit Trust 2.610%, 01/15/24 (144A) (o)	950,842	947,910
Conn Funding L.P. 2.730%, 07/15/20 (144A) (o)	191,061	190,747
Covenant Credit Partners CLO, Ltd. 3.572%, 10/15/29 (144A) (f)	445,000	448,580
Dryden Senior Loan Fund 2.520%, 3M LIBOR + 0.800%, 07/15/30 (144A) (f)	685,000	684,654
2.944%, 3M LIBOR + 1.210%, 07/18/30 (144A) (f)	1,280,000	1,285,120
3.152%, 3M LIBOR + 1.430%, 07/15/27 (144A) (f)	1,215,000	1,216,318
3.152%, 3M LIBOR + 1.430%, 10/15/28 (144A) (f)	1,604,000	1,613,082
Finance America Mortgage Loan Trust 2.922%, 1M LIBOR + 1.050%, 09/25/33 (f) (i)	78,007	75,920
Flatiron CLO, Ltd. 3.089%, 3M LIBOR + 1.250%, 05/15/30 (144A) (f)	810,000	814,082
Fremont Home Loan Trust 2.922%, 1M LIBOR + 1.050%, 12/25/33 (f) (i)	73,032	71,636
GMACM Home Equity Loan Trust 2.372%, 1M LIBOR + 0.500%, 10/25/34 (144A) (f)	50,664	50,402
GreatAmerica Leasing Receivables Funding LLC 1.720%, 04/22/19 (144A)	93,298	93,054
Highbridge Loan Management, Ltd. 2.845%, 3M LIBOR + 1.000%, 02/05/31 (144A) (f)	415,000	416,382
KKR CLO, Ltd. 3.062%, 3M LIBOR + 1.340%, 04/15/29 (144A) (f)	1,260,000	1,267,580
KKR Financial CLO, Ltd. 3.012%, 3M LIBOR + 1.290%, 04/15/29 (144A) (f)	565,000	570,631
Knollwood CDO, Ltd. 4.355%, 3M LIBOR + 3.200%, 01/10/39 (144A) (c) (d) (f)	633,961	0
Lendmark Funding Trust 2.830%, 12/22/25 (144A) (o)	680,000	676,407
3.260%, 04/21/25 (144A) (o)	875,000	874,750
Madison Park Funding, Ltd. 2.904%, 07/23/29 (144A) (f)	1,341,000	1,341,872
3.005%, 3M LIBOR + 1.260%, 07/20/26 (144A) (f)	1,485,000	1,484,639
Magnetite, Ltd. 2.745%, 3M LIBOR + 1.000%, 07/25/26 (144A) (f)	1,255,000	1,255,045
3.022%, 3M LIBOR + 1.300%, 04/15/26 (144A) (f)	865,000	865,205
3.052%, 3M LIBOR + 1.330%, 04/15/27 (144A) (f)	955,000	954,919
3.239%, 3M LIBOR + 1.400%, 11/15/28 (144A) (f)	1,522,000	1,528,248
3.245%, 3M LIBOR + 1.500%, 07/25/26 (144A) (f)	995,000	994,311
Marlette Funding Trust 2.360%, 12/15/24 (144A) (o)	473,510	471,728
MFRA Trust 3.352%, 11/25/47 (144A)	1,211,047	1,203,156
Nationstar HECM Loan Trust 1.968%, 05/25/27 (144A)	176,232	175,612
2.038%, 09/25/27 (144A) (f)	330,436	328,370
2.942%, 05/25/27 (144A)	100,000	99,290

Asset-Backed - Other—(Continued)
New Residential Advance Receivables Trust 2.575%, 10/15/49 (144A)	1,249,000	1,236,163
3.214%, 02/15/51 (144A)	1,065,000	1,058,750
NRZ Advance Receivables Trust 3.107%, 12/15/50 (144A)	1,195,000	1,189,679
NRZ Excess Spread-Collateralized Notes 3.193%, 01/25/23 (144A)	1,154,677	1,148,291
3.265%, 02/25/23 (144A)	712,236	710,288
Oak Hill Advisors Residential Loan Trust 3.000%, 06/25/57 (144A)	480,693	477,860
Oak Hill Credit Partners, Ltd. 2.875%, 3M LIBOR + 1.130%, 07/20/26 (144A) (f)	455,000	454,865
Oaktree EIF, Ltd. 2.989%, 3M LIBOR + 1.150%, 11/15/25 (144A) (f)	1,505,000	1,505,647
OCP CLO, Ltd. 2.581%, 04/17/27 (144A) (f)	1,230,000	1,229,408
3.304%, 3M LIBOR + 1.400%, 11/22/25 (144A) (f)	1,435,000	1,442,478
Octagon Investment Partners, Ltd. 2.851%, 3M LIBOR + 1.120%, 07/17/25 (144A) (f)	489,197	489,661
3.065%, 3M LIBOR + 1.320%, 03/17/30 (144A) (f)	725,000	737,340
OHA Loan Funding, Ltd. 2.732%, 3M LIBOR + 1.270%, 08/23/24 (144A) (f)	571,713	571,914
OneMain Financial Issuance Trust 2.370%, 09/14/32 (144A)	1,648,000	1,619,849
4.100%, 03/20/28 (144A)	1,745,678	1,758,157
OZLM Funding, Ltd. 2.645%, 3M LIBOR + 0.900%, 07/22/29 (144A) (f)	187,500	187,757
2.995%, 10/22/30 (144A) (f)	1,205,000	1,212,331
OZLM, Ltd. 3.217%, 3M LIBOR + 1.450%, 04/30/27 (144A) (f)	1,360,000	1,363,581
Pretium Mortgage Credit Partners LLC 3.327%, 12/30/32 (144A) (f)	228,589	228,103
3.375%, 01/27/33 (144A)	287,954	287,069
Prosper Marketplace Issuance Trust 2.360%, 11/15/23 (144A)	499,648	497,590
SBA Tower Trust 2.898%, 10/15/44 (144A)	845,000	840,692
Seneca Park CLO, Ltd. 2.851%, 3M LIBOR + 1.120%, 07/17/26 (144A) (f)	1,095,000	1,096,424
Shackleton CLO, Ltd. 2.891%, 3M LIBOR + 1.160%, 07/17/26 (144A) (f)	1,100,000	1,099,723
SoFi Consumer Loan Program LLC 2.500%, 05/26/26 (144A)	426,076	421,069
2.770%, 05/25/26 (144A)	216,270	214,755
3.090%, 10/27/25 (144A) (o)	437,260	437,473
3.280%, 01/26/26 (144A) (o)	361,246	361,848
Sound Point CLO, Ltd. Zero Coupon, 04/15/31 (144A) (f)	1,435,000	1,435,000
2.845%, 3M LIBOR + 1.100%, 01/21/26 (144A) (f)	1,165,337	1,165,519
3.135%, 3M LIBOR + 1.390%, 01/23/29 (144A) (f)	505,000	507,342
Springleaf Funding Trust 2.680%, 07/15/30 (144A)	1,705,000	1,678,111
2.900%, 11/15/29 (144A)	1,225,000	1,219,569
SPS Servicer Advance Receivables Trust 2.750%, 11/15/49 (144A)	1,020,000	1,021,363

BHFTII-107

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Symphony CLO, Ltd. 3.002%, 3M LIBOR + 1.280%, 07/14/26 (144A) (f)	1,295,000	$1,294,646
3.303%, 1M LIBOR + 1.750%, 01/09/23 (144A) (f)	1,280,000	1,280,393
Towd Point Mortgage Trust 2.472%, 1M LIBOR + 0.600%, 02/25/57 (144A) (f)	1,439,730	1,444,903
2.750%, 02/25/55 (144A) (f)	201,973	200,381
2.750%, 08/25/55 (144A) (f)	721,195	711,231
2.750%, 04/25/57 (144A) (f)	527,570	523,665
2.750%, 06/25/57 (144A) (f)	1,366,823	1,346,981
3.000%, 03/25/54 (144A) (f)	49,779	49,636
Treman Park CLO, Ltd. 3.115%, 3M LIBOR + 1.370%, 04/20/27 (144A) (f)	1,300,000	1,299,958
U.S. Residential Opportunity Fund Trust 3.352%, 11/27/37 (144A)	891,623	889,287
Vericrest Opportunity Loan Trust LLC 3.125%, 09/25/47 (144A)	325,932	324,143
3.250%, 06/25/47 (144A)	380,081	378,456
3.375%, 10/25/47 (144A)	1,599,992	1,595,627
Vibrant CLO, Ltd. 3.442%, 3M LIBOR + 1.240%, 06/20/29 (144A) (f)	1,515,000	1,521,349
VOLT LXIII LLC 3.000%, 10/25/47 (144A)	669,574	663,288
Voya CLO, Ltd. 2.634%, 01/18/29 (144A) (f)	1,265,000	1,265,568
2.984%, 01/18/29 (144A) (f)	440,000	439,557
Wendys Funding LLC 3.884%, 03/15/48 (144A) (o)	433,913	429,881

		98,371,579

Total Asset-Backed Securities (Cost $105,079,991)		104,207,627

Mortgage-Backed Securities—4.6%

Collateralized Mortgage Obligations—2.4%
Adjustable Rate Mortgage Trust 2.372%, 1M LIBOR + 0.500%, 01/25/36 (f)	192,932	184,779
2.412%, 1M LIBOR + 0.540%, 11/25/35 (f)	208,854	207,312
Angel Oak Mortgage Trust LLC 2.478%, 07/25/47 (144A) (f)	601,566	591,016
2.708%, 11/25/47 (144A) (f)	510,112	510,086
2.810%, 01/25/47 (144A) (f)	167,010	164,381
Bear Stearns Adjustable Rate Mortgage Trust 3.716%, 07/25/36 (f)	423,224	421,991
Bear Stearns ALT-A Trust 2.352%, 1M LIBOR + 0.480%, 02/25/36 (f)	725,768	689,001
Bear Stearns Mortgage Funding Trust 2.052%, 1M LIBOR + 0.180%, 10/25/36 (f)	212,981	198,299
2.072%, 1M LIBOR + 0.200%, 02/25/37 (f)	672,023	677,581
CIM Trust 3.000%, 04/25/57 (144A) (f)	1,542,192	1,529,873
COLT Mortgage Loan Trust 2.415%, 10/25/47 (144A) (f)	1,324,112	1,326,100
2.614%, 05/27/47 (144A) (f)	483,892	479,955
2.800%, 12/26/46 (144A) (f)	259,787	257,631
2.930%, 02/25/48 (144A) (f)	698,985	698,957

Collateralized Mortgage Obligations—(Continued)
Countrywide Alternative Loan Trust 2.142%, 1M LIBOR + 0.270%, 01/25/36 (f)	144,510	137,136
2.322%, 1M LIBOR + 0.450%, 04/25/35 (f)	284,296	255,985
2.633%, 12M MTA + 1.350%, 08/25/35 (f)	350,403	307,819
2.672%, 1M LIBOR + 0.800%, 12/25/35 (f)	198,765	174,884
5.500%, 11/25/35	788,884	694,110
Countrywide Home Loan Mortgage Pass-Through Trust 2.072%, 1M LIBOR + 0.200%, 04/25/46 (f)	345,443	296,954
2.552%, 1M LIBOR + 0.680%, 02/25/35 (f)	152,769	147,613
3.413%, 06/20/35 (f)	20,914	21,045
3.473%, 09/25/47 (f)	590,846	552,674
Credit Suisse Mortgage Capital Certificates Trust 3.250%, 04/25/47 (144A) (f)	586,275	572,235
Deephaven Residential Mortgage Trust 2.453%, 06/25/47 (144A) (f)	457,334	447,258
2.577%, 10/25/47 (144A) (f)	569,546	565,131
2.725%, 12/26/46 (144A) (f)	276,231	272,408
Deutsche ALT-A Securities Mortgage Loan Trust 2.022%, 1M LIBOR + 0.150%, 12/25/36 (f)	424,019	391,301
Fannie Mae Connecticut Avenue Securities 6.222%, 1M LIBOR + 4.350%, 05/25/29 (f)	780,142	866,391
7.572%, 1M LIBOR + 5.700%, 04/25/28 (f)	170,358	197,600
7.872%, 1M LIBOR + 6.000%, 09/25/28 (f)	129,000	154,420
Galton Funding Mortgage Trust 3.500%, 11/25/57 (144A) (f)	528,997	530,494
GreenPoint Mortgage Funding Trust 2.683%, 12M MTA + 1.400%, 10/25/45 (f)	264,839	225,997
GSR Mortgage Loan Trust 2.172%, 1M LIBOR + 0.300%, 01/25/37 (f)	787,558	440,159
3.658%, 01/25/36 (f)	601,334	593,509
6.000%, 07/25/37	309,664	283,407
IndyMac INDX Mortgage Loan Trust 3.641%, 10/25/35 (f)	52,985	50,919
JPMorgan Mortgage Trust 3.447%, 05/25/36 (f)	40,107	39,901
LSTAR Securities Investment, Ltd. 0.033%, 11/01/22 (144A) (f)	569,450	568,937
3.414%, 09/01/22 (144A) (f)	408,475	408,730
3.437%, 1M LIBOR + 1.550%, 02/01/23 (144A) (f)	623,574	618,757
3.637%, 10/01/22 (144A) (f)	689,578	686,412
3.887%, 1M LIBOR + 2.000%, 04/01/22 (144A) (f)	427,503	427,989
MASTR Adjustable Rate Mortgages Trust 3.174%, 09/25/33 (f)	94,364	93,278
3.469%, 11/21/34 (f)	145,464	149,199
MFA Trust 2.588%, 02/25/57 (144A) (f)	397,327	391,364
Morgan Stanley Mortgage Loan Trust 3.691%, 05/25/36 (f)	234,706	175,712
New Residential Mortgage Loan Trust 3.750%, 11/26/35 (144A) (f)	1,022,208	1,032,283
4.000%, 02/25/57 (144A) (f)	1,871,328	1,907,476
4.000%, 03/25/57 (144A) (f)	1,871,915	1,907,723
4.000%, 04/25/57 (144A) (f)	1,514,900	1,539,801
4.000%, 05/25/57 (144A) (f)	1,269,194	1,292,006
Residential Accredit Loans, Inc. Trust 2.172%, 1M LIBOR + 0.300%, 04/25/36 (f)	573,031	529,555
6.000%, 12/25/35	292,918	285,320

BHFTII-108

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
RFMSI Trust 3.635%, 08/25/35 (f)	107,535	$84,611
Structured Adjustable Rate Mortgage Loan Trust 1.921%, 1M LIBOR + 0.300%, 09/25/34 (f)	67,108	62,646
WaMu Mortgage Pass-Through Certificates Trust 2.163%, 12M MTA + 0.880%, 10/25/46 (f)	277,521	248,719
3.162%, 06/25/37 (f)	165,281	155,699
Washington Mutual Mortgage Pass-Through Certificates 2.472%, 1M LIBOR + 0.600%, 07/25/36 (f)	122,486	86,427
Wells Fargo Mortgage-Backed Securities Trust 3.499%, 10/25/35 (f)	1,541,000	1,568,949
3.533%, 09/25/36 (f)	218,152	216,588
3.723%, 10/25/36 (f)	244,722	239,833

		30,834,326

Commercial Mortgage-Backed Securities—2.2%
BANK 0.753%, 11/15/50 (f) (g)	8,316,458	480,928
0.825%, 11/15/54 (f) (g)	998,610	61,352
3.488%, 11/15/50	1,125,000	1,121,789
Bear Stearns Commercial Mortgage Securities Trust 5.105%, 10/12/42 (f)	145,000	131,901
Benchmark Mortgage Trust 0.531%, 01/15/51 (f)(g)	2,494,807	102,203
CFCRE Commercial Mortgage Trust 3.839%, 12/10/54	465,000	471,383
Citigroup Commercial Mortgage Trust 1.042%, 07/10/47 (f)(g)	4,343,387	219,618
1.113%, 04/10/48 (f)(g)	4,891,704	272,938
3.458%, 08/15/50	675,000	669,540
3.616%, 02/10/49	310,000	311,790
3.818%, 11/10/48	220,000	224,497
Commercial Mortgage Pass-Through Certificates Mortgage Trust 0.780%, 02/10/47 (f) (g)	3,773,049	92,599
0.874%, 08/10/46 (f) (g)	1,055,266	29,909
1.794%, 10/15/45 (f)(g)	401,168	24,101
2.853%, 10/15/45	180,000	177,076
3.101%, 03/10/46	145,000	144,248
3.213%, 03/10/46	280,000	280,777
3.350%, 02/10/48	320,000	317,149
3.424%, 03/10/31 (144A)	1,065,000	1,085,509
3.612%, 06/10/46 (f)	260,000	264,734
3.620%, 07/10/50	130,000	131,445
3.694%, 08/10/47	395,000	402,280
3.765%, 02/10/49	295,000	301,649
3.796%, 08/10/47	225,000	230,746
3.902%, 07/10/50	210,000	215,359
3.961%, 03/10/47	235,125	242,786
4.074%, 02/10/47 (f)	115,000	119,717
4.205%, 08/10/46	100,035	104,581
4.210%, 08/10/46 (f)	175,000	183,105
4.236%, 02/10/47 (f)	190,000	199,013
4.575%, 10/15/45 (144A) (f) (o)	210,000	34,864
4.750%, 10/15/45 (144A) (f) (o)	355,000	231,066
Credit Suisse First Boston Mortgage Securities Corp. 4.877%, 04/15/37	25,113	24,577

Commercial Mortgage-Backed Securities—(Continued)
CSAIL Commercial Mortgage Trust 0.836%, 06/15/57 (f) (g)	12,982,816	557,987
1.042%, 11/15/48 (f) (g)	1,149,806	61,088
1.807%, 01/15/49 (f) (g)	2,407,138	241,357
3.447%, 08/15/48	80,000	79,713
3.544%, 11/15/48	280,000	282,780
3.808%, 11/15/48	445,000	456,424
GS Mortgage Securities Corp. Trust 2.954%, 11/05/34 (144A)	1,200,000	1,175,633
3.633%, 06/05/31 (144A)	130,000	129,169
GS Mortgage Securities Trust 0.102%, 07/10/46 (f)(g)	11,524,379	50,386
1.352%, 08/10/44 (144A) (f) (g)	1,022,066	36,552
3.629%, 11/10/47	230,000	232,978
3.674%, 04/10/47 (144A) (o)	235,000	88,872
3.674%, 03/10/50	395,000	399,096
4.859%, 04/10/47 (144A) (f)(o)	465,000	308,509
JPMBB Commercial Mortgage Securities Trust 0.820%, 09/15/47 (f) (g)	4,670,027	132,673
3.363%, 07/15/45	475,000	480,603
3.611%, 05/15/48	150,000	151,124
JPMorgan Chase Commercial Mortgage Securities Trust 2.733%, 10/15/45 (144A) (f) (o)	400,000	206,331
4.372%, 12/15/47 (144A) (f) (o)	130,000	102,920
LB-UBS Commercial Mortgage Trust 6.319%, 04/15/41 (f)	4,000	4,058
Morgan Stanley Bank of America Merrill Lynch Trust 1.104%, 10/15/48 (f) (g)	904,435	54,655
1.120%, 12/15/47 (f)(g)	2,895,026	130,611
2.918%, 02/15/46	130,000	128,268
3.134%, 12/15/48	480,000	478,042
3.176%, 08/15/45	245,000	245,329
3.766%, 11/15/46	180,000	185,417
4.259%, 10/15/46 (f)	115,000	120,298
Morgan Stanley Capital Trust 1.458%, 06/15/50 (f) (g)	1,720,934	157,034
2.782%, 08/15/49	210,000	198,726
3.337%, 12/15/49	175,000	172,823
3.596%, 12/15/49	320,000	321,554
5.156%, 07/15/49 (144A) (f) (o)	265,000	230,010
5.282%, 10/12/52 (144A) (f)	135,000	15,323
SFAVE Commercial Mortgage Securities Trust 3.872%, 01/05/43 (144A) (f)	150,000	148,994
UBS Commercial Mortgage Trust 1.158%, 08/15/50 (f) (g)	1,045,483	81,363
3.426%, 08/15/50	225,000	222,443
UBS-Barclays Commercial Mortgage Trust 1.521%, 02/15/50 (f) (g)	5,720,242	576,324
2.627%, 08/15/36 (144A) (f)	1,802,000	1,800,301
2.850%, 12/10/45	325,000	320,653
3.091%, 08/10/49	645,000	643,174
3.185%, 03/10/46	240,000	240,165
3.244%, 04/10/46	300,119	301,652
3.674%, 02/15/50	300,000	302,733
VNDO Mortgage Trust 2.996%, 11/15/30 (144A)	1,105,000	1,093,652

BHFTII-109

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
Wells Fargo Commercial Mortgage Trust 1.165%, 09/15/57 (f) (g)	8,364,388	$434,580
1.172%, 05/15/48 (f) (g)	3,871,858	210,790
2.918%, 10/15/45	319,754	315,986
2.942%, 10/15/49	70,000	66,966
3.290%, 05/15/48	230,000	227,439
3.453%, 07/15/50	245,000	242,981
3.560%, 01/15/59	160,000	160,350
3.617%, 09/15/57	355,000	357,369
3.789%, 09/15/48	315,000	320,123
3.839%, 09/15/58	225,000	229,870
4.102%, 05/15/48 (f)	80,000	71,396
WF-RBS Commercial Mortgage Trust 1.300%, 03/15/47 (f) (g)	2,315,959	109,719
2.870%, 11/15/45	397,749	392,067
2.875%, 12/15/45	175,000	172,323
3.016%, 11/15/47 (144A) (o)	550,000	319,065
3.071%, 03/15/45	185,000	183,660
3.345%, 05/15/45	100,000	99,103
3.607%, 11/15/47	225,000	227,110
3.723%, 05/15/47	190,000	193,327
3.995%, 05/15/47	160,281	165,353
4.045%, 03/15/47	40,000	41,531
4.101%, 03/15/47	335,000	348,521
5.000%, 06/15/44 (144A) (f) (o)	105,000	76,996
5.581%, 04/15/45 (144A) (f)	255,000	248,334

		27,467,985

Total Mortgage-Backed Securities (Cost $59,683,898)		58,302,311

Floating Rate Loans (p)—1.0%

Aerospace/Defense—0.0%
TransDigm, Inc. Term Loan E, 4.627%, 1M LIBOR + 2.750%, 05/14/22	151,006	151,738

Auto Manufacturers—0.0%
Navistar International Corp. 1st Lien Term Loan B, 5.210%, 1M LIBOR + 3.500%, 11/06/24	100,000	100,844

Building Materials—0.0%
Ply Gem Industries, Inc. Term Loan, 03/28/25 (q)	100,000	100,250
Quikrete Holdings, Inc. 1st Lien Term Loan, 4.627%, 1M LIBOR + 2.750%, 11/15/23	125,000	125,703

		225,953

Chemicals—0.0%
HB Fuller Co. Term Loan B, 4.072%, 1M LIBOR + 2.250%, 10/20/24	99,500	100,131
Univar, Inc. Term Loan B, 4.377%, 1M LIBOR + 2.500%, 07/01/24	103,155	103,937

		204,068

Commercial Services—0.1%
Acosta Holdco, Inc. Term Loan, 5.127%, 1M LIBOR + 3.250%, 09/26/21	154,074	130,706
Brickman Group, Ltd. LLC 1st Lien Term Loan, 4.846%, 1M LIBOR + 3.000%, 12/18/20	289,374	291,544
Jaguar Holding Co. II Term Loan, 4.600%, 1M LIBOR + 2.500%, 08/18/22	131,004	131,594
Nets Holding A/S Term Loan B1E, 3.250%, 3M EURIBOR + 3.250%, 02/06/25 (EUR)	100,000	122,961
PSAV Holdings LLC 1st Lien Term Loan, 5.100%, 3M LIBOR + 3.250%, 02/21/25	100,000	100,188
WEX, Inc. Term Loan B2, 4.127%, 1M LIBOR + 2.250%, 06/30/23	412,650	415,906

		1,192,899

Computers—0.0%
Tempo Acquisition LLC Term Loan, 4.877%, 1M LIBOR + 3.000%, 05/01/24	208,425	209,597
Xerox Business Services LLC Term Loan B, 4.877%, 1M LIBOR + 3.000%, 12/07/23	133,313	134,285

		343,882

Cosmetics/Personal Care—0.1%
Coty, Inc. Term Loan B, 03/26/25 (q)	189,775	189,300
Galleria Co. Term Loan B, 4.688%, 1M LIBOR + 3.000%, 09/29/23	89,550	89,774
Revlon Consumer Products Corp. Term Loan B, 5.377%, 1M LIBOR + 3.500%, 09/07/23	241,325	192,256

		471,330

Diversified Financial Services—0.0%
AlixPartners LLP Term Loan B, 5.052%, 3M LIBOR + 2.750%, 04/04/24	178,200	179,202

Electric—0.0%
Helix Gen Funding LLC Term Loan B, 5.627%, 1M LIBOR + 3.750%, 06/02/24	96,168	97,223

Energy Equipment & Services—0.0%
Chief Exploration & Development LLC 2nd Lien Term Loan, 8.416%, 2M LIBOR + 6.500%, 05/16/21	105,000	104,431
Seadrill Partners Finco LLC Term Loan B, 8.302%, 3M LIBOR + 6.000%, 02/21/21	109,428	92,194

		196,625

Entertainment—0.0%
Golden Entertainment, Inc. 1st Lien Term Loan, 4.880%, 1M LIBOR + 3.000%, 10/20/24	169,575	169,999

BHFTII-110

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Floating Rate Loans—(Continued)

Security Description	Principal Amount*	Value

Food—0.0%
Albertson’s LLC Term Loan B4, 4.627%, 1M LIBOR + 2.750%, 08/25/21	174,698	$173,000
Post Holdings, Inc. Incremental Term Loan, 3.880%, 1M LIBOR + 2.000%, 05/24/24	163,763	164,312

		337,312

Food Products—0.0%
Hostess Brands LLC Term Loan, 4.127%, 1M LIBOR + 2.250%, 08/03/22	108,626	109,203

Healthcare-Services—0.1%
Envision Healthcare Corp. Term Loan B, 4.880%, 1M LIBOR + 3.000%, 12/01/23	89,659	90,219
INC Research LLC Term Loan B, 4.127%, 1M LIBOR + 2.250%, 08/01/24	95,312	95,745
MPH Acquisition Holdings LLC Term Loan B, 5.052%, 3M LIBOR + 2.750%, 06/07/23	151,988	152,891
U.S. Renal Care, Inc. Term Loan B, 5.943%, 3M LIBOR + 4.250%, 12/31/22	254,150	255,659

		594,514

Hotels, Restaurants & Leisure—0.0%
Aristocrat Leisure, Ltd. Incremental Term Loan, 3.745%, 3M LIBOR + 2.000%, 10/19/24	99,750	100,373

Insurance—0.1%
Asurion LLC Term Loan B4, 4.627%, 1M LIBOR + 2.750%, 08/04/22	310,233	312,398
Camelot UK Holdco, Ltd. Term Loan, 5.127%, 1M LIBOR + 3.250%, 10/03/23	108,358	109,152
Hub International, Ltd. Term Loan B, 4.838%, 3M LIBOR + 3.000%, 10/02/20	334,802	336,895
Sedgwick Claims Management Services, Inc. 1st Lien Term Loan, 4.627%, 1M LIBOR + 2.750%, 03/01/21	258,765	258,894
2nd Lien Term Loan, 7.627%, 1M LIBOR + 5.750%, 02/28/22	205,000	206,281
USI, Inc. Term Loan, 5.302%, 3M LIBOR + 3.000%, 05/16/24	104,475	104,919

		1,328,539

Internet—0.0%
Zayo Group LLC Incremental Term Loan, 4.127%, 1M LIBOR + 2.250%, 01/19/24	75,071	75,552

Internet & Direct Marketing Retail—0.0%
Lands’ End, Inc. Term Loan B, 5.127%, 1M LIBOR + 3.250%, 04/04/21	156,594	150,017

Leisure Time—0.0%
Delta 2 (LUX) S.a.r.l. Term Loan, 4.377%, 1M LIBOR + 2.500%, 02/01/24	241,686	242,542

Lodging—0.1%
Boyd Gaming Corp. Term Loan B3, 4.236%, 1W LIBOR + 2.500%, 09/15/23	119,479	120,268
Caesars Entertainment Operating Co. Term Loan, 4.377%, 1M LIBOR + 2.500%, 10/06/24	159,600	160,726
Caesars Resort Collection LLC 1st Lien Term Loan B, 4.627%, 1M LIBOR + 2.750%, 12/22/24	111,012	111,894
Crown Finance U.S., Inc. Term Loan, 4.377%, 1M LIBOR + 2.500%, 02/28/25	100,000	99,994

		492,882

Machinery—0.0%
Circor International, Inc. 1st Lien Term Loan, 5.240%, 1M LIBOR + 3.500%, 12/11/24	104,738	105,174

Machinery-Diversified—0.0%
Gardner Denver, Inc. Term Loan B, 5.052%, 3M LIBOR + 2.750%, 07/30/24	241,181	242,672

Media—0.0%
Mission Broadcasting, Inc. Term Loan B2, 4.164%, 1M LIBOR + 2.500%, 01/17/24	9,343	9,385
Nexstar Broadcasting, Inc. Term Loan B2, 4.164%, 1M LIBOR + 2.500%, 01/17/24	72,573	72,900
Numericable Group S.A. Term Loan B12, 4.720%, 3M LIBOR + 3.000%, 01/31/26	99,750	96,807
Sinclair Television Group, Inc. Term Loan B, 12/12/24 (q)	100,000	100,637
Univision Communications, Inc. Term Loan C5, 4.627%, 1M LIBOR + 2.750%, 03/15/24	147,989	145,885

		425,614

Miscellaneous Manufacturing—0.0%
CTC AcquiCo GmbH Term Loan B1, 03/07/25 (EUR) (q)	100,000	122,847

Office/Business Equipment—0.0%
Brand Energy & Infrastructure Services, Inc. Term Loan, 6.001%, 3M LIBOR + 4.250%, 06/21/24	148,875	150,281

Oil & Gas—0.1%
California Resources Corp. Second Out Term Loan, 12.229%, 1M LIBOR + 10.375%, 12/31/21	130,000	146,250
Chesapeake Energy Corp. Term Loan, 9.444%, 3M LIBOR + 7.500%, 08/23/21	110,000	116,909
Fieldwood Energy LLC 1st Lien Term Loan, 4.752%, 1M LIBOR + 2.875%, 09/28/18	249,780	249,468
Foresight Energy LLC 1st Lien Term Loan, 7.627%, 1M LIBOR + 5.750%, 03/28/22	202,950	199,843

BHFTII-111

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Floating Rate Loans—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Paragon Offshore Finance Co. Term Loan B, 1M LIBOR + 2.750%, 07/18/21 (c) (d) (n)	706	$0

		712,470

Packaging & Containers—0.1%
Berry Global, Inc. Term Loan O, 3.740%, 1M LIBOR + 2.000%, 02/08/20	194,315	195,448
Flex Acquisition Co., Inc. 1st Lien Term Loan, 4.695%, 3M LIBOR + 3.000%, 12/29/23	99,250	99,839
Reynolds Group Holdings, Inc. Term Loan, 4.627%, 1M LIBOR + 2.750%, 02/05/23	254,993	256,587

		551,874

Pharmaceuticals—0.0%
Change Healthcare Holdings, Inc. Term Loan B, 4.627%, 1M LIBOR + 2.750%, 03/01/24	173,250	173,864
Endo Luxembourg Finance Co. I S.a.r.l. Term Loan B, 6.188%, 1M LIBOR + 4.250%, 04/29/24	168,725	168,915
Valeant Pharmaceuticals International, Inc. Term Loan B, 5.240%, 1M LIBOR + 3.500%, 04/01/22	71,631	72,477

		415,256

Pipelines—0.0%
Energy Transfer Equity L.P. Term Loan B, 3.854%, 1M LIBOR + 2.000%, 02/02/24	277,617	277,400

Real Estate—0.0%
DTZ U.S. Borrower LLC 1st Lien Term Loan, 5.183%, 3M LIBOR + 3.250%, 11/04/21	247,386	246,407

Real Estate Investment Trusts—0.0%
VICI Properties 1 LLC Replacement Term Loan B, 3.854%, 1M LIBOR + 2.000%, 12/20/24	95,455	95,885

Retail—0.1%
Bass Pro Group LLC Term Loan B, 6.877%, 1M LIBOR + 5.000%, 09/25/24	149,250	148,000
Harbor Freight Tools USA, Inc. Term Loan B, 4.377%, 1M LIBOR + 2.500%, 08/18/23	117,605	117,907
J. Crew Group, Inc. Term Loan B, 5.098%, 3M LIBOR + 3.000%, 03/05/21 (c) (d) (i)	309,387	199,090
Neiman Marcus Group, Ltd. LLC Term Loan, 4.941%, 1M LIBOR + 3.250%, 10/25/20	223,833	193,965
Staples, Inc. Term Loan B, 5.787%, 3M LIBOR + 4.000%, 09/12/24	129,675	128,703

		787,665

Semiconductors—0.0%
Entegris, Inc. Term Loan B, 4.127%, 1M LIBOR + 2.250%, 04/30/21	115,949	116,493

Software—0.1%
Almonde, Inc. 1st Lien Term Loan, 5.484%, 3M LIBOR + 3.500%, 06/13/24	124,375	124,418
First Data Corp. Term Loan, 4.122%, 1M LIBOR + 2.250%, 07/08/22	503,972	505,263
Infor (U.S.), Inc. Term Loan B6, 4.627%, 1M LIBOR + 2.750%, 02/01/22	244,923	245,842

		875,523

Telecommunications—0.1%
CSC Holdings LLC 1st Lien Term Loan, 4.036%, 1M LIBOR + 2.250%, 07/17/25	107,469	107,496
Sprint Communications, Inc. 1st Lien Term Loan B, 4.438%, 1M LIBOR + 2.500%, 02/02/24	336,600	337,073

		444,569

Total Floating Rate Loans (Cost $12,481,810)		12,334,827

Municipals—0.5%
Chicago Board of Education, General Obligation Unlimited, Build America Bonds 5.482%, 12/01/24	355,000	345,617
6.138%, 12/01/39	155,000	145,404
Chicago Transit Authority Transfer Tax Receipts Revenue 6.899%, 12/01/40	805,000	1,062,190
City of Chicago IL, General Obligation Unlimited 7.045%, 01/01/29	515,000	555,330
7.375%, 01/01/33	450,000	498,803
Municipal Electric Authority of Georgia, Build America Bond 6.637%, 04/01/57	55,000	68,320
Puerto Rico Commonwealth Government Employees Retirement System 6.150%, 07/01/38	1,990,000	721,375
State of California General Obligation Unlimited, Build America Bonds 7.350%, 11/01/39	1,355,000	1,980,861
7.600%, 11/01/40	245,000	379,000
State of Illinois, General Obligation Unlimited 5.877%, 03/01/19	655,000	669,181
State of Illinois, General Obligation Unlimited, Build America Bond 5.375%, 07/01/18	455,000	457,293

Total Municipals (Cost $7,057,696)		6,883,374

Foreign Government—0.5%

Sovereign—0.5%
Abu Dhabi Government International Bonds 3.125%, 10/11/27 (144A)	290,000	274,050
4.125%, 10/11/47 (144A)	1,510,000	1,412,762
Argentine Republic Government International Bond 5.250%, 01/15/28 (EUR)	370,000	443,885

BHFTII-112

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Foreign Government—(Continued)

Security Description	Shares/ Principal Amount*	Value

Sovereign—(Continued)
Colombia Government International Bond 5.000%, 06/15/45	225,000	$228,094
Italy Buoni Poliennali Del Tesoro 0.250%, 05/15/18 (EUR)	430,000	529,458
Italy Certificati di Credito del Tesoro/ CCTS-eu 0.726%, 6M EURIBOR + 1.000%, 04/15/18 (EUR) (f)	430,000	529,241
Mexico Government International Bond 5.750%, 10/12/2110	522,000	531,135
Oman Government International Bonds 5.625%, 01/17/28 (144A)	400,000	390,000
6.750%, 01/17/48 (144A)	400,000	383,827
Saudi Government International Bond 4.625%, 10/04/47 (144A)	1,345,000	1,282,794
Spain Government Bond 0.250%, 04/30/18 (EUR)	375,000	461,580
Spain Letras del Tesoro Zero Coupon, 05/11/18 (EUR)	310,000	381,657

Total Foreign Government (Cost $7,016,546)		6,848,483

Warrant—0.0%

Food Products—0.0%
Simply Good Foods Co. (The), Expires 07/07/22 (a) (Cost $96,828)	48,173	168,605

Short-Term Investments—2.1%

Commercial Paper—0.1%
Bank of Nova Scotia (The) 0.778%, 04/02/18 (CAD) (r)	300,000	232,817
1.333%, 04/09/18 (CAD) (r)	30,000	23,275
Canadian Imperial Bank of Commerce 1.435%, 04/18/18 (r)	325,000	252,051
Toronto-Dominion Bank
1.233%, 04/06/18 (CAD) (r)	270,000	209,501
1.380%, 04/09/18 (CAD) (r)	135,000	104,738
1.390%, 04/10/18 (CAD) (r)	75,000	58,185
TransCanada PipeLines, Ltd. 1.767%, 04/09/18 (r)	250,000	249,842

		1,130,409

Foreign Government—0.7%
Argentina Treasury Bills 2.987%, 06/15/18 (r)	1,404,336	1,395,614
3.031%, 05/24/18 (r)	419,524	417,715
3.161%, 04/27/18 (r)	753,250	751,809
Egypt Treasury Bill 16.308%, 10/16/18 (r)	10,500,000	544,357
Japan Treasury Bills 0.000%, 04/09/18 (JPY) (r)	174,900,000	1,643,754
0.000%, 04/23/18 (JPY) (r)	210,950,000	1,982,684
0.000%, 05/01/18 (JPY) (r)	20,600,000	193,624

Foreign Government—(Continued)
Japan Treasury Bills 0.000%, 06/04/18 (JPY) (r)	33,350,000	313,511
0.000%, 06/18/18 (JPY) (r)	154,350,000	1,451,080

		8,694,148

Repurchase Agreement—1.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/29/18 at 0.600%, due on 04/02/18 with a maturity value of $16,690,528; collateralized by a U.S. Treasury Note at 1.875%, maturing 02/28/22, with a market value of $17,025,594.	16,689,416	16,689,416

Total Short-Term Investments (Cost $26,358,563)		26,513,973

Securities Lending Reinvestments (s)—1.6%

Certificates of Deposit—0.7%
Banco Del Estado De Chile New York 1.985%, 1M LIBOR + 0.220%, 05/14/18 (f)	500,000	499,965
Bank of Nova Scotia 2.482%, 3M LIBOR + 0.280%, 03/20/19 (f)	500,000	499,782
China Construction Bank 1.950%, 04/20/18	500,000	499,948
Citigroup Global Markets, Ltd. 2.070%, 1M LIBOR + 0.330%, 09/12/18 (f)	500,000	499,913
Credit Agricole S.A. 2.032%, 1M LIBOR + 0.330%, 10/09/18 (f)	500,000	499,930
Credit Suisse AG New York 1.930%, 1M LIBOR + 0.190%, 05/11/18 (f)	250,000	249,972
1.976%, 1M LIBOR + 0.190%, 04/16/18 (f)	500,000	499,979
Mitsubishi UFJ Trust and Banking Corp. 1.976%, 1M LIBOR + 0.190%, 04/16/18 (f)	200,000	199,988
Mizuho Bank, Ltd., New York 2.008%, 1M LIBOR + 0.200%, 04/18/18 (f)	500,000	499,993
Natixis New York 2.220%, 06/11/18	500,000	500,083
Norinchukin Bank New York 2.061%, 1M LIBOR + 0.200%, 07/23/18 (f)	500,000	499,761
Royal Bank of Canada New York 1.990%, 1M LIBOR + 0.250%, 01/11/19 (f)	500,000	499,045
Societe Generale 1.950%, 1M LIBOR + 0.210%, 07/10/18 (f)	500,000	499,958
Sumitomo Mitsui Banking Corp., New York 2.000%, 05/21/18	500,000	500,002
2.010%, 1M LIBOR + 0.270%, 09/10/18 (f)	500,000	499,851
2.062%, 1M LIBOR + 0.190%, 04/26/18 (f)	500,000	499,996
Wells Fargo Bank N.A. 1.893%, 3M LIBOR + 0.140%, 10/26/18 (f)	500,000	500,192
Westpac Banking Corp. 2.130%, FEDEFF PRV + 0.450%, 02/15/19 (f)	500,000	499,955

		8,448,313

BHFTII-113

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Securities Lending Reinvestments (s)—(Continued)

Security Description	Principal Amount*	Value

Commercial Paper—0.2%
Industrial & Commercial Bank of China, Ltd. 1.960%, 04/20/18	498,394	$499,462
Macquarie Bank, Ltd., London 2.020%, 05/16/18	497,503	498,734
Ridgefield Funding Co. LLC 2.018%, 1M LIBOR + 0.210%, 05/17/18 (f)	1,000,000	999,856
UBS AG 1.880%, 1M LIBOR + 0.210%, 05/02/18 (f)	500,000	499,928

		2,497,980

Repurchase Agreements—0.6%
Citigroup Global Markets, Inc. Repurchase Agreement dated 01/25/17 at 2.230%, due on 06/29/18 with a maturity value of $361,274; collateralized by various Common Stock with an aggregate market value of $385,000.	350,000	350,000
Deutsche Bank AG, London
Repurchase Agreement dated 03/29/18 at 1.750%, due on 04/02/18 with a maturity value of $500,097; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 03/07/22 - 05/24/27, and an aggregate market value of $510,003.	500,000	500,000
Repurchase Agreement dated 03/29/18 at 1.750%, due on 04/02/18 with a maturity value of $200,039; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 06/30/20 - 05/02/25, and an aggregate market value of $204,000.	200,000	200,000
Repurchase Agreement dated 03/29/18 at 1.800%, due on 04/02/18 with a maturity value of $200,040; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.125%, maturity dates ranging from 04/14/22 - 08/07/23, and an aggregate market value of $204,001.	200,000	200,000
Repurchase Agreement dated 01/09/18 at 2.070%, due on 04/02/18 with a maturity value of $100,477; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $111,071.	100,000	100,000
Repurchase Agreement dated 03/15/18 at 2.070%, due on 04/02/18 with a maturity value of $500,518; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $555,356.	500,000	500,000
ING Financial Markets LLC Repurchase Agreement dated 03/29/18 at 1.710%, due on 04/02/18 with a maturity value of $1,304,333; collateralized by U.S. Government Agency Obligations with rates ranging from 0.750% - 3.750%, maturity dates ranging from 04/09/18 - 09/24/26, and an aggregate market value of $1,330,170.	1,304,086	1,304,086

Repurchase Agreements—(Continued)
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 2.230%, due on 06/29/18 with a maturity value of $1,452,987; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 8.875%, maturity dates ranging from 01/15/19 - 02/15/48, and various Common Stock with an aggregate market value of $1,514,777.	1,400,000	1,400,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 03/16/18 at 1.850%, due on 04/02/18 with a maturity value of $400,349; collateralized by various Common Stock with an aggregate market value of $444,904.	400,000	400,000
Repurchase Agreement dated 11/30/17 at 1.850%, due on 04/02/18 with a maturity value of $402,528; collateralized by various Common Stock with an aggregate market value of $444,904.	400,000	400,000
Pershing LLC Repurchase Agreement dated 03/29/18 at 1.780%, due on 04/02/18 with a maturity value of $1,500,297; collateralized by U.S. Government Agency and Treasury Obligations with rates ranging from 0.000% - 11.500%, maturity dates ranging from 03/31/18 - 02/20/68, and an aggregate market value of $1,530,000.	1,500,000	1,500,000
Societe Generale
Repurchase Agreement dated 03/16/18 at 1.820%, due on 04/02/18 with a maturity value of $300,258; collateralized by various Common Stock with an aggregate market value of $333,517.	300,000	300,000
Repurchase Agreement dated 03/21/18 at 1.820%, due on 04/02/18 with a maturity value of $400,243; collateralized by various Common Stock with an aggregate market value of $444,690.	400,000	400,000
Repurchase Agreement dated 03/08/18 at 1.820%, due on 04/02/18 with a maturity value of $500,632; collateralized by various Common Stock with an aggregate market value of $555,862.	500,000	500,000

		8,054,086

Time Deposits—0.1%
DZ Bank AG 1.670%, 04/02/18	500,000	500,000
Nordea Bank New York 1.640%, 04/02/18	500,000	500,000

		1,000,000

Total Securities Lending Reinvestments (Cost $20,002,362)		20,000,379

Total Purchased Options—0.1% (t) (Cost $1,550,485)		1,274,491

Total Investments—114.1% (Cost $1,346,367,644)		1,441,732,913
Other assets and liabilities (net)—(14.1)%		(178,271,883)

Net Assets—100.0%		$1,263,461,030

BHFTII-114

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2018, the market value of securities loaned was $19,592,172 and the collateral received consisted of cash in the amount of $19,999,983. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2018, these securities represent less than 0.05% of net assets.
(e)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(f)	Variable or floating rate security. The stated rate represents the rate at March 31, 2018. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(g)	Interest only security.
(h)	Principal only security.
(i)	Illiquid security. As of March 31, 2018, these securities represent 0.4% of net assets.
(j)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of March 31, 2018, the market value of securities pledged was $3,718,952.
(k)	All or a portion of the security was pledged as collateral against open swap contracts. As of March 31, 2018, the market value of securities pledged was $1,579,528.
(l)	Principal amount of security is adjusted for inflation.
(m)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2018, the market value of securities pledged was $2,265,128.
(n)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(o)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2018, the market value of restricted securities was $6,984,077, which is 0.6% of net assets. See details shown in the Restricted Securities table that follows.
(p)	Floating rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are determined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.
(q)	This loan will settle after March 31, 2018, at which time the interest rate will be determined.
(r)	The rate shown represents current yield to maturity.
(s)	Represents investment of cash collateral received from securities on loan as of March 31, 2018.
(t)	For a breakout of open positions, see details shown in the Purchased Options table that follows.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2018, the market value of 144A securities was $165,688,206, which is 13.1% of net assets.

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
CLUB Credit Trust, 2.610%, 01/15/24	11/29/17	$950,842	$950,816	$947,910
Commercial Mortgage Pass-Through Certificates Mortgage Trust, 4.750%, 10/15/45	02/18/15 - 02/16/17	355,000	256,041	231,066
Commercial Mortgage Pass-Through Certificates Mortgage Trust, 4.575%, 10/15/45	12/05/14 - 03/29/17	210,000	149,074	34,864
Conn Funding L.P., 2.730%, 07/15/20	12/12/17	191,061	191,052	190,747
GS Mortgage Securities Trust, 4.859%, 04/10/47	03/27/14 - 06/20/14	465,000	425,541	308,509
GS Mortgage Securities Trust, 3.674%, 04/10/47	04/03/14	235,000	147,173	88,872
JPMorgan Chase Commercial Mortgage Securities Trust, 2.733%, 10/15/45	05/19/15	400,000	269,984	206,331
JPMorgan Chase Commercial Mortgage Securities Trust, 4.372%, 12/15/47	03/17/14	130,000	105,300	102,920
Lendmark Funding Trust, 3.260%, 04/21/25	10/26/16	875,000	874,901	874,750
Lendmark Funding Trust, 2.830%, 12/22/25	06/22/17	680,000	679,861	676,407
Marlette Funding Trust, 2.360%, 12/15/24	10/17/17	473,510	473,485	471,728
Morgan Stanley Capital Trust, 5.156%, 07/15/49	03/13/15	265,000	242,868	230,010
Skopos Auto Receivables Trust, 3.190%, 09/15/21	03/14/18	995,000	994,996	994,700
SoFi Consumer Loan Program LLC, 3.090%, 10/27/25	07/26/16	437,260	437,192	437,473
SoFi Consumer Loan Program LLC, 3.280%, 01/26/26	01/20/17	361,246	361,215	361,848
WF-RBS Commercial Mortgage Trust, 5.000%, 06/15/44	03/27/14	105,000	94,365	76,996
WF-RBS Commercial Mortgage Trust, 3.016%, 11/15/47	11/05/14	550,000	362,270	319,065
Wendys Funding LLC, 3.884%, 03/15/48	12/06/17	433,913	433,913	429,881

				$6,984,077

BHFTII-115

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

TBA Forward Sale Commitments

Security Description	Interest Rate	Maturity	Face Amount	Cost	Value
Fannie Mae 15 Yr. Pool	2.500%	TBA	$(8,891,000)	$(8,673,047)	$(8,711,791)
Fannie Mae 15 Yr. Pool	3.000%	TBA	(3,300,000)	(3,291,621)	(3,291,578)
Fannie Mae 15 Yr. Pool	3.000%	TBA	(10,347,000)	(10,302,094)	(10,333,528)
Fannie Mae 15 Yr. Pool	4.500%	TBA	(3,500,000)	(3,524,199)	(3,522,362)
Fannie Mae 30 Yr. Pool	2.500%	TBA	(13,725,000)	(12,785,908)	(12,934,957)
Fannie Mae 30 Yr. Pool	3.000%	TBA	(28,304,000)	(27,350,463)	(27,605,245)
Fannie Mae 30 Yr. Pool	4.500%	TBA	(355,000)	(370,750)	(371,717)
Freddie Mac 30 Yr. Gold Pool	5.000%	TBA	(400,000)	(426,875)	(427,000)
Freddie Mac 30 Yr. Gold Pool	5.500%	TBA	(200,000)	(217,281)	(217,000)

Totals				$(66,942,238)	$(67,415,178)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
JPY	518,000,000	ANZ	04/06/18	USD	4,872,281	$(3,169)

Contracts to Deliver
CAD	300,000	SSBT	04/02/18	USD	243,328	10,472
CAD	270,000	RBS	04/06/18	USD	209,099	(488)
CAD	135,000	GSI	04/09/18	USD	105,146	347
CAD	30,000	SSBT	04/09/18	USD	23,756	467
CAD	75,000	SSBT	04/10/18	USD	60,427	2,203
CAD	325,000	DBAG	04/18/18	USD	259,031	6,690
CAD	100,000	NAB	05/03/18	USD	80,404	2,738
CAD	285,000	SSBT	05/09/18	USD	224,816	3,447
CAD	100,000	SSBT	06/14/18	USD	76,561	(1,162)
EUR	100,000	SSBT	04/03/18	USD	123,862	816
EUR	430,000	JPMC	04/16/18	USD	521,469	(8,072)
EUR	165,000	BNP	04/20/18	USD	206,399	3,145
EUR	125,000	BNP	04/30/18	USD	156,092	2,002
EUR	250,000	JPMC	04/30/18	USD	311,091	2,909
EUR	2,214,000	MSIP	04/30/18	USD	2,737,899	8,643
EUR	130,000	DBAG	05/11/18	USD	162,467	2,087
EUR	180,000	SCB	05/11/18	USD	224,075	2,010
EUR	430,000	JPMC	05/15/18	USD	535,286	4,646
EUR	369,000	SSBT	06/20/18	USD	457,838	1,221
GBP	50,000	MSIP	04/03/18	USD	70,362	212
GBP	150,000	SSBT	04/03/18	USD	209,733	(717)
GBP	145,000	BNP	04/25/18	USD	203,933	317
JPY	1,518,000,000	ANZ	04/06/18	USD	13,721,637	(547,305)
JPY	174,900,000	CBNA	04/09/18	USD	1,562,263	(82,078)
JPY	210,950,000	CBNA	04/23/18	USD	1,903,520	(81,254)
JPY	20,600,000	CBNA	05/01/18	USD	189,988	(3,915)
JPY	33,350,000	CBNA	06/04/18	USD	314,203	(461)
JPY	154,350,000	CBNA	06/18/18	USD	1,465,450	7,592

Net Unrealized Depreciation						$(666,657)

BHFTII-116

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
90 Day Eurodollar Futures	03/18/19	99	USD	24,108,975	$22,037
S&P 500 Index E-Mini Futures	06/15/18	10	USD	1,321,500	(72,971)
U.S. Treasury Long Bond Futures	06/20/18	74	USD	10,850,250	208,802
U.S. Treasury Note 2 Year Futures	06/29/18	135	USD	28,702,266	(11,434)
U.S. Treasury Note 5 Year Futures	06/29/18	434	USD	49,676,047	173,124
U.S. Treasury Note Ultra 10 Year Futures	06/20/18	12	USD	1,558,313	18,119
U.S. Treasury Ultra Long Bond Futures	06/20/18	150	USD	24,070,313	642,361

Futures Contracts—Short
90 Day Eurodollar Futures	03/16/20	(199)	USD	(48,359,488)	(45,475)
Canada Government Bond 10 Year Futures	06/20/18	(33)	CAD	(4,397,910)	(18,883)
U.S. Treasury Note 10 Year Futures	06/20/18	(86)	USD	(10,418,094)	(34,126)

Net Unrealized Appreciation					$881,554

Purchased Options

Interest Rate Swaptions	Strike Rate	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Depreciation
Call - OTC - 30 Year Interest Rate Swap	2.450%	BBP	3M LIBOR	Receive	08/02/27	2,300,000	USD	2,300,000	$331,634	$267,741	$(63,894)
Call - OTC - 30 Year Interest Rate Swap	2.450%	JPMC	3M LIBOR	Receive	08/02/27	600,000	USD	600,000	70,200	69,845	(355)
Put - OTC - 10 Year Interest Rate Swap	3.200%	JPMC	3M LIBOR	Pay	02/28/19	13,875,000	USD	13,875,000	233,100	153,321	(79,779)
Put - OTC - 10 Year Interest Rate Swap	3.200%	JPMC	3M LIBOR	Pay	02/28/19	12,010,000	USD	12,010,000	196,964	132,712	(64,252)
Put - OTC - 10 Year Interest Rate Swap	3.200%	JPMC	3M LIBOR	Pay	02/28/19	8,905,000	USD	8,905,000	145,151	98,401	(46,750)
Put - OTC - 30 Year Interest Rate Swap	2.450%	BBP	3M LIBOR	Pay	08/02/27	2,300,000	USD	2,300,000	452,896	438,167	(14,729)
Put - OTC - 30 Year Interest Rate Swap	2.450%	JPMC	3M LIBOR	Pay	08/02/27	600,000	USD	600,000	120,540	114,304	(6,236)

Totals									$1,550,485	$1,274,491	$(275,995)

Swap Agreements

OTC Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid	Unrealized Appreciation
Receive	12M CPI	Annually	2.004%	Annually	01/15/23	DBAG	USD	16,545,000	$172,876	$—	$172,876
Receive	12M CPI	Maturity	2.004%	Maturity	01/15/23	DBAG	USD	7,825,000	81,762	3,081	78,681
Receive	CPI-U	Annually	1.810%	Annually	09/04/25	BOA	USD	3,803,000	115,171	—	115,171

Totals									$369,809	$3,081	$366,728

OTC Total Return Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid	Unrealized Appreciation
Receive	3MLIBOR	Quarterly	12/20/18	GSI	iBoxx USD Liquid High Yield Index	USD	4,992,000	$17,314	$11,045	$6,269
Receive	3MLIBOR	Quarterly	12/20/18	GSI	iBoxx USD Liquid High Yield Index	USD	1,290,000	5,892	4,660	1,232
Receive	3MLIBOR	Quarterly	12/20/18	JPMC	iBoxx USD Liquid High Yield Index	USD	900,000	2,714	2,682	32
Receive	3MLIBOR	Quarterly	12/20/18	MSIP	iBoxx USD Liquid High Yield Index	USD	5,015,000	67,847	9,963	57,884

Totals								$93,767	$28,350	$65,417

BHFTII-117

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	3M LIBOR	Semi-Annually	2.275%	Quarterly	07/14/27	USD	3,900,000	$158,463	$—	$158,463
Receive	3M LIBOR	Semi-Annually	2.000%	Quarterly	03/21/23	USD	2,825,000	92,383	14,481	77,902
Receive	3M LIBOR	Semi-Annually	2.250%	Quarterly	06/20/28	USD	22,048,000	1,047,390	1,228,985	(181,595)
Receive	3M LIBOR	Semi-Annually	2.750%	Quarterly	12/20/47	USD	3,955,000	61,574	(89,207)	150,781
Receive	3M LIBOR	Semi-Annually	2.893%	Quarterly	03/15/28	USD	1,125,000	(12,218)	—	(12,218)
Receive	1D FEDRC	Annually	1.625%	Annually	11/14/26	USD	2,610,000	149,054	—	149,054
Receive	1D FEDRC	Annually	2.060%	Annually	11/15/24	USD	2,847,000	49,757	64,982	(15,225)
Receive	1D FEDRC	Annually	2.179%	Annually	11/15/24	USD	2,000,000	21,363	(2,103)	23,466
Receive	1D FEDRC	Annually	2.179%	Annually	11/15/24	USD	2,020,000	20,500	—	20,500
Receive	1D FEDRC	Annually	2.250%	Annually	11/15/24	USD	955,000	5,498	11,764	(6,266)
Receive	1D FEDRC	Annually	2.250%	Annually	11/15/24	USD	260,000	1,635	3,207	(1,572)
Receive	1D FEDRC	Annually	2.453%	Annually	11/15/24	USD	1,235,000	(8,335)	—	(8,335)
Receive	1D FEDRC	Annually	2.454%	Annually	11/15/24	USD	1,410,000	(9,580)	—	(9,580)
Receive	1D FEDRC	Annually	2.459%	Annually	11/15/24	USD	1,405,000	(9,981)	—	(9,981)
Receive	1D FEDRC	Annually	2.500%	Annually	03/01/28	USD	3,400,000	(37,745)	11,288	(49,033)

Totals								$1,529,758	$1,243,397	$286,361

Centrally Cleared Credit Default Swaps on Credit Indices—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(b)	Notional Amount(c)		Market Value	Upfront Premiums (Received)	Unrealized Appreciation
CDX.NA.HY.29.V1	(5.000%)	Quarterly	12/20/22	3.387%	USD	3,290,000	$(213,532)	$(272,412)	$58,880
CDX.NA.IG.29.V1	(1.000%)	Quarterly	12/20/22	0.578%	USD	3,692,000	(68,520)	(75,476)	6,956

Totals							$(282,052)	$(347,888)	$65,836

Centrally Cleared Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(b)	Notional Amount(c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM.29.V1	1.000%	Quarterly	06/20/23	1.376%	USD	1,465,000	$(25,926)	$(28,567)	$2,641
CDX.NA.HY.30.V1	5.000%	Quarterly	06/20/23	3.609%	USD	8,760,000	528,473	543,032	(14,559)
ITRAXX.XO.28.V1	5.000%	Quarterly	12/20/22	2.488%	EUR	146,000	19,596	17,454	2,142

Totals							$522,143	$531,919	$(9,776)

OTC Credit Default Swaps on Sovereign Issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2018(b)	Notional Amount(c)		Market Value	Upfront Premium (Received)	Unrealized Appreciation
Federative Republic of Brazil 4.250%, due 01/07/25	1.000%	Quarterly	12/20/22	MSIP	1.488%	USD	1,269,000	$(26,927)	$(33,089)	$6,162

BHFTII-118

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

OTC Credit Default Swaps on Credit Indices—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2018(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE.PEN.AAA.6-2	(0.110%)	Monthly	05/25/46	JPMC	0.000%	USD	205,633	$(19,702)	$28,520	$(48,222)
CMBX.NA.A.7	(2.000%)	Monthly	01/17/47	GSI	0.000%	USD	355,000	9,823	12,883	(3,060)
CMBX.NA.A.9	(2.000%)	Monthly	09/17/58	DBAG	0.000%	USD	185,000	7,908	9,450	(1,542)
CMBX.NA.A.9	(2.000%)	Monthly	09/17/58	MSIP	0.000%	USD	615,000	26,289	21,727	4,562
CMBX.NA.A.9	(2.000%)	Monthly	09/17/58	MSIP	0.000%	USD	280,000	11,969	12,474	(505)
CMBX.NA.AA.8	(1.500%)	Monthly	10/17/57	MSIP	0.000%	USD	265,000	3,692	10,823	(7,131)
CMBX.NA.AAA.8	(0.500%)	Monthly	10/17/57	MSIP	0.000%	USD	325,000	(1,248)	2,877	(4,125)
CMBX.NA.AAA.9	(0.500%)	Monthly	09/17/58	MSIP	0.000%	USD	1,080,000	525	13,548	(13,023)
CMBX.NA.AM.9	(0.500%)	Monthly	09/17/58	MSIP	0.000%	USD	325,000	158	4,701	(4,543)
CMBX.NA.AS.7	(1.000%)	Monthly	01/17/47	CSI	0.000%	USD	135,000	(1,619)	2,501	(4,120)
CMBX.NA.AS.8	(1.000%)	Monthly	10/17/57	DBAG	0.000%	USD	210,000	(1,800)	15,785	(17,585)
CMBX.NA.BBB-.10	(3.000%)	Monthly	11/17/59	MSIP	0.000%	USD	1,700,000	188,926	175,310	13,616
CMBX.NA.BBB-.10	(3.000%)	Monthly	11/17/59	MSIP	0.000%	USD	1,380,000	153,364	155,023	(1,659)
CMBX.NA.BBB-.10	(3.000%)	Monthly	11/17/59	MSIP	0.000%	USD	260,000	28,895	20,464	8,431
CMBX.NA.BBB-.11	(3.000%)	Monthly	11/18/54	DBAG	0.000%	USD	95,000	10,658	9,525	1,133
CMBX.NA.BBB-.11	(3.000%)	Monthly	11/18/54	MSIP	0.000%	USD	405,000	45,438	25,367	20,071
CMBX.NA.BBB-.7	(3.000%)	Monthly	01/17/47	GSI	0.000%	USD	1,020,000	118,998	98,003	20,995
CMBX.NA.BBB-.7	(3.000%)	Monthly	01/17/47	MSIP	0.000%	USD	715,000	83,415	53,646	29,769
CMBX.NA.BBB-.7	(3.000%)	Monthly	01/17/47	MSIP	0.000%	USD	200,000	23,333	20,891	2,442
CMBX.NA.BBB-.9	(3.000%)	Monthly	09/17/58	DBAG	0.000%	USD	540,000	69,968	66,637	3,331
CMBX.NA.BBB-.9	(3.000%)	Monthly	09/17/58	GSI	0.000%	USD	580,000	75,151	72,471	2,680
CMBX.NA.BBB-.9	(3.000%)	Monthly	09/17/58	GSI	0.000%	USD	215,000	27,858	24,816	3,042
CMBX.NA.BBB-.9	(3.000%)	Monthly	09/17/58	MSIP	0.000%	USD	380,000	49,237	45,474	3,763
CMBX.NA.BBB-.9	(3.000%)	Monthly	09/17/58	MSIP	0.000%	USD	140,000	18,140	15,385	2,755
PRIMEX.ARM.2	(4.580%)	Monthly	12/25/37	MSIP	0.000%	USD	390,629	—	(845)	845

Totals								$929,376	$917,456	$11,920

OTC Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2018(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE.PEN.AAA.06-2	0.110%	Monthly	05/25/46	BBP	0.000%	USD	205,633	$(13,109)	$(5,596)	$(7,513)
CMBX.NA.BB.6	5.000%	Monthly	05/11/63	CSI	0.000%	USD	91,000	(21,768)	(15,473)	(6,295)
CMBX.NA.BB.6	5.000%	Monthly	05/11/63	CSI	0.000%	USD	265,000	(63,391)	(39,508)	(23,883)
CMBX.NA.BB.6	5.000%	Monthly	05/11/63	CSI	0.000%	USD	270,000	(64,587)	(53,314)	(11,273)
CMBX.NA.BB.6	5.000%	Monthly	05/11/63	CSI	0.000%	USD	460,000	(110,037)	(85,670)	(24,367)
CMBX.NA.BB.6	5.000%	Monthly	05/11/63	CSI	0.000%	USD	465,000	(111,233)	(86,601)	(24,632)
CMBX.NA.BB.6	5.000%	Monthly	05/11/63	CSI	0.000%	USD	465,000	(111,233)	(86,601)	(24,632)
CMBX.NA.BB.6	5.000%	Monthly	05/11/63	CSI	0.000%	USD	465,000	(111,233)	(86,601)	(24,632)
CMBX.NA.BB.6	5.000%	Monthly	05/11/63	CSI	0.000%	USD	645,000	(154,291)	(135,820)	(18,471)
CMBX.NA.BB.6	5.000%	Monthly	05/11/63	GSI	0.000%	USD	304,000	(72,720)	(50,355)	(22,365)
CMBX.NA.BB.6	5.000%	Monthly	05/11/63	GSI	0.000%	USD	530,000	(126,782)	(58,813)	(67,969)
CMBX.NA.BB.6	5.000%	Monthly	05/11/63	MSIP	0.000%	USD	190,000	(45,450)	(35,385)	(10,065)
CMBX.NA.BB.8	5.000%	Monthly	10/17/57	CSI	0.000%	USD	550,000	(129,102)	(156,166)	27,064
CMBX.NA.BB.8	5.000%	Monthly	10/17/57	GSI	0.000%	USD	241,000	(56,570)	(59,417)	2,847
CMBX.NA.BB.8	5.000%	Monthly	10/17/57	GSI	0.000%	USD	580,000	(136,144)	(181,510)	45,366
CMBX.NA.BB.8	5.000%	Monthly	10/17/57	MSIP	0.000%	USD	1,289,000	(302,567)	(365,997)	63,430
CMBX.NA.BBB-.6	3.000%	Monthly	05/11/63	CSI	0.000%	USD	185,000	(27,256)	(26,509)	(747)
CMBX.NA.BBB-.6	3.000%	Monthly	05/11/63	CSI	0.000%	USD	430,000	(63,351)	(63,105)	(246)
CMBX.NA.BBB-.6	3.000%	Monthly	05/11/63	DBAG	0.000%	USD	210,000	(30,939)	(35,822)	4,883
CMBX.NA.BBB-.6	3.000%	Monthly	05/11/63	DBAG	0.000%	USD	515,000	(75,874)	(78,126)	2,252
CMBX.NA.BBB-.6	3.000%	Monthly	05/11/63	GSI	0.000%	USD	260,000	(38,305)	(44,049)	5,744
CMBX.NA.BBB-.6	3.000%	Monthly	05/11/63	GSI	0.000%	USD	660,000	(97,237)	(74,951)	(22,286)

BHFTII-119

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

OTC Credit Default Swaps on Credit Indices—Sell Protection (d)—(Continued)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2018(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CMBX.NA.BBB-.6	3.000%	Monthly	05/11/63	MSIP	0.000%	USD	90,000	$(13,260)	$(8,031)	$(5,229)
CMBX.NA.BBB-.6	3.000%	Monthly	05/11/63	MSIP	0.000%	USD	125,000	(18,416)	(21,363)	2,947
CMBX.NA.BBB-.6	3.000%	Monthly	05/11/63	MSIP	0.000%	USD	210,000	(30,939)	(35,876)	4,937
CMBX.NA.BBB-.6	3.000%	Monthly	05/11/63	MSIP	0.000%	USD	235,000	(34,622)	(39,396)	4,774
CMBX.NA.BBB-.6	3.000%	Monthly	05/11/63	MSIP	0.000%	USD	470,000	(69,244)	(77,506)	8,262
CMBX.NA.BBB-.6	3.000%	Monthly	05/11/63	MSIP	0.000%	USD	830,000	(122,282)	(124,759)	2,477
PRIMEX.ARM.2	4.580%	Monthly	12/25/37	JPMC	0.000%	USD	390,629	—	11,730	(11,730)

Totals								$(2,251,942)	$(2,120,590)	$(131,352)

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Glossary of Abbreviations

Counterparties

(ANZ)—	Australia & New Zealand Banking Corp.
(BBP)—	Barclays Bank plc
(BNP)—	BNP Paribas S.A.
(BOA)—	Bank of America N.A.
(CBNA)—	Citibank N.A.
(CSI)—	Credit Suisse International
(DBAG)—	Deutsche Bank AG
(GSI)—	Goldman Sachs International
(JPMC)—	JPMorgan Chase Bank N.A.
(MSIP)—	Morgan Stanley & Co. International plc
(NAB)—	National Australia Bank Ltd.
(RBS)—	Royal Bank of Scotland plc
(SCB)—	Standard Chartered Bank
(SSBT)—	State Street Bank and Trust

Currencies

(ARS)—	Argentine Peso
(CAD)—	Canadian Dollar
(EGP)—	Egyptian Pound
(EUR)—	Euro
(GBP)—	British Pound
(JPY)—	Japanese Yen
(USD)—	United States Dollar

Index Abbreviations

(ABX.HE.PEN.AAA)—	Markit Asset-Backed Home Equity Penultimate AAA Rated Index
(CDOR)—	Canadian Dollar Offered Rate
(CDX.EM)—	Markit Emerging Market CDS Index
(CDX.NA.HY)—	Markit North America High Yield CDS Index
(CDX.NA.IG)—	Markit North America Investment Grade CDS Index
(CMBX)—	Commercial Mortgage-Backed Index
(CMBX.NA.A)—	Markit North America A Rated CMBS Index
(CMBX.NA.AA)—	Markit North America AA Rated CMBS Index
(CMBX.NA.AAA)—	Markit North America AAA Rated CMBS Index
(CMBX.NA.AM)—	Markit North America Mezzanine AAA Rated CMBS Index
(CMBX.NA.AS)—	Markit North America Junior AAA Rated CMBS Index
(CMBX.NA.BB)—	Markit North America BB Rated CMBS Index
(CMBX.NA.BBB-)—	Markit North America BBB- Rated CMBS Index
(CPI)—	U.S. Consumer Price Index
(CPI-U)—	U.S. Consumer Price Index for All Urban Consumers
(EURIBOR)—	Euro Interbank Offered Rate
(FEDEFF PRV)—	Effective Federal Funds Rate
(FEDRC)—	U.S. Federal Funds Rate Compounded
(ICE)—	Intercontinental Exchange, Inc.
(ITRAXX.XO)—	Markit iTraxx Europe Crossover Index
(LIBOR)—	London Interbank Offered Rate
(MTA)—	Monthly Treasury Average Index
(PRIMEX.ARM)—	Markit PrimeX Adjustable Rate Mortgage Index

BHFTII-120

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Other Abbreviations

(ACES)—	Alternative Credit Enhancement Securities
(ADR)—	American Depositary Receipt
(ARM)—	Adjustable-Rate Mortgage
(CDO)—	Collateralized Debt Obligation
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(REMIC)—	Real Estate Mortgage Investment Conduit

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2018:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$37,296,190	$—	$—	$37,296,190
Air Freight & Logistics	1,689,654	—	—	1,689,654
Airlines	2,482,170	—	—	2,482,170
Banks	38,696,643	—	—	38,696,643
Beverages	18,482,052	—	—	18,482,052
Biotechnology	11,855,426	—	—	11,855,426
Building Products	1,862,990	—	—	1,862,990
Capital Markets	19,043,876	—	—	19,043,876
Chemicals	16,753,580	—	—	16,753,580
Construction & Engineering	212,644	—	—	212,644
Construction Materials	1,270,205	—	—	1,270,205
Consumer Finance	11,081,119	—	—	11,081,119
Containers & Packaging	7,774,937	—	—	7,774,937
Diversified Financial Services	2,616,254	—	—	2,616,254
Diversified Telecommunication Services	14,123,446	—	—	14,123,446
Electric Utilities	22,690,568	—	—	22,690,568
Electrical Equipment	5,648,146	—	—	5,648,146
Electronic Equipment, Instruments & Components	5,687,723	—	—	5,687,723
Energy Equipment & Services	4,262,993	—	—	4,262,993
Equity Real Estate Investment Trusts	24,728,742	—	—	24,728,742
Food & Staples Retailing	6,741,098	—	—	6,741,098
Food Products	15,347,096	—	—	15,347,096
Gas Utilities	1,766,050	—	—	1,766,050
Health Care Equipment & Supplies	29,240,399	—	—	29,240,399
Health Care Providers & Services	24,608,882	—	—	24,608,882
Hotels, Restaurants & Leisure	7,755,917	—	—	7,755,917
Household Durables	7,314,935	—	—	7,314,935
Independent Power and Renewable Electricity Producers	4,523,783	—	—	4,523,783
Industrial Conglomerates	3,957,782	—	—	3,957,782
Insurance	28,574,807	—	—	28,574,807
Internet & Direct Marketing Retail	28,574,691	—	—	28,574,691
Internet Software & Services	45,071,196	—	—	45,071,196

BHFTII-121

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
IT Services	$30,635,178	$—	$—	$30,635,178
Life Sciences Tools & Services	6,778,082	—	—	6,778,082
Machinery	14,651,230	—	—	14,651,230
Media	23,029,630	—	—	23,029,630
Metals & Mining	2,034,420	—	—	2,034,420
Multi-Utilities	5,613,718	—	—	5,613,718
Multiline Retail	3,676,331	—	—	3,676,331
Oil, Gas & Consumable Fuels	32,385,863	2,917	3,033	32,391,813
Personal Products	11,937,551	—	—	11,937,551
Pharmaceuticals	34,693,129	—	—	34,693,129
Professional Services	3,351,932	—	—	3,351,932
Road & Rail	5,570,886	—	—	5,570,886
Semiconductors & Semiconductor Equipment	45,225,344	—	—	45,225,344
Software	45,851,367	—	—	45,851,367
Specialty Retail	9,794,255	—	—	9,794,255
Technology Hardware, Storage & Peripherals	6,043,967	—	—	6,043,967
Textiles, Apparel & Luxury Goods	10,186,248	—	—	10,186,248
Tobacco	17,673,514	—	—	17,673,514
Total Common Stocks	760,868,639	2,917	3,033	760,874,589
Total U.S. Treasury & Government Agencies*	—	293,054,399	—	293,054,399
Corporate Bonds & Notes
Aerospace/Defense	—	756,428	—	756,428
Agriculture	—	6,834,709	—	6,834,709
Airlines	—	294,637	—	294,637
Auto Manufacturers	—	2,869,790	—	2,869,790
Auto Parts & Equipment	—	58,350	—	58,350
Banks	—	47,801,515	0	47,801,515
Beverages	—	2,993,302	—	2,993,302
Biotechnology	—	755,957	—	755,957
Building Materials	—	235,207	—	235,207
Chemicals	—	1,045,751	—	1,045,751
Commercial Services	—	1,575,236	—	1,575,236
Computers	—	1,837,502	—	1,837,502
Diversified Financial Services	—	2,264,713	—	2,264,713
Electric	—	7,045,924	—	7,045,924
Electronics	—	267,353	—	267,353
Engineering & Construction	—	1,214,886	—	1,214,886
Entertainment	—	220,050	—	220,050
Food	—	630,665	—	630,665
Food Service	—	122,344	—	122,344
Gas	—	429,233	—	429,233
Healthcare-Products	—	2,102,421	—	2,102,421
Healthcare-Services	—	3,844,845	—	3,844,845
Home Builders	—	309,893	—	309,893
Insurance	—	5,922,796	—	5,922,796
Internet	—	2,466,212	—	2,466,212
Iron/Steel	—	1,438,190	—	1,438,190
Leisure Time	—	28,500	—	28,500
Machinery-Construction & Mining	—	77,250	—	77,250
Media	—	10,768,475	—	10,768,475
Mining	—	1,779,099	—	1,779,099
Miscellaneous Manufacturing	—	274,306	—	274,306
Office/Business Equipment	—	553,125	—	553,125
Oil & Gas	—	9,806,694	—	9,806,694
Packaging & Containers	—	230,978	—	230,978
Pharmaceuticals	—	10,532,119	—	10,532,119
Pipelines	—	4,819,758	—	4,819,758
Real Estate Investment Trusts	—	614,681	—	614,681
Retail	—	705,406	—	705,406
Semiconductors	—	2,590,259	—	2,590,259

BHFTII-122

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Software	$—	$1,303,661	$—	$1,303,661
Telecommunications	—	10,043,786	—	10,043,786
Transportation	—	1,775,424	—	1,775,424
Trucking & Leasing	—	28,425	—	28,425
Total Corporate Bonds & Notes	—	151,269,855	0	151,269,855
Asset-Backed Securities
Asset-Backed - Automobile	—	3,392,248	—	3,392,248
Asset-Backed - Home Equity	—	2,443,800	—	2,443,800
Asset-Backed - Other	—	98,371,579	0	98,371,579
Total Asset-Backed Securities	—	104,207,627	0	104,207,627
Total Mortgage-Backed Securities*	—	58,302,311	—	58,302,311
Floating Rate Loans
Aerospace/Defense	—	151,738	—	151,738
Auto Manufacturers	—	100,844	—	100,844
Building Materials	—	225,953	—	225,953
Chemicals	—	204,068	—	204,068
Commercial Services	—	1,192,899	—	1,192,899
Computers	—	343,882	—	343,882
Cosmetics/Personal Care	—	471,330	—	471,330
Diversified Financial Services	—	179,202	—	179,202
Electric	—	97,223	—	97,223
Energy Equipment & Services	—	196,625	—	196,625
Entertainment	—	169,999	—	169,999
Food	—	337,312	—	337,312
Food Products	—	109,203	—	109,203
Healthcare-Services	—	594,514	—	594,514
Hotels, Restaurants & Leisure	—	100,373	—	100,373
Insurance	—	1,328,539	—	1,328,539
Internet	—	75,552	—	75,552
Internet & Direct Marketing Retail	—	150,017	—	150,017
Leisure Time	—	242,542	—	242,542
Lodging	—	492,882	—	492,882
Machinery	—	105,174	—	105,174
Machinery-Diversified	—	242,672	—	242,672
Media	—	425,614	—	425,614
Miscellaneous Manufacturing	—	122,847	—	122,847
Office/Business Equipment	—	150,281	—	150,281
Oil & Gas	—	712,470	0	712,470
Packaging & Containers	—	551,874	—	551,874
Pharmaceuticals	—	415,256	—	415,256
Pipelines	—	277,400	—	277,400
Real Estate	—	246,407	—	246,407
Real Estate Investment Trusts	—	95,885	—	95,885
Retail	—	588,575	199,090	787,665
Semiconductors	—	116,493	—	116,493
Software	—	875,523	—	875,523
Telecommunications	—	444,569	—	444,569
Total Floating Rate Loans	—	12,135,737	199,090	12,334,827
Total Municipals	—	6,883,374	—	6,883,374
Total Foreign Government*	—	6,848,483	—	6,848,483
Total Warrant*	168,605	—	—	168,605
Total Short-Term Investments*	—	26,513,973	—	26,513,973
Total Securities Lending Reinvestments*	—	20,000,379	—	20,000,379
Total Purchased Options	—	1,274,491	—	1,274,491
Total Investments	$761,037,244	$680,493,546	$202,123	$1,441,732,913

BHFTII-123

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Collateral for Securities Loaned (Liability)	$—	$(19,999,983)	$—	$(19,999,983)
TBA Forward Sales Commitments	$—	$(67,415,178)	$—	$(67,415,178)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$61,964	$—	$61,964
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(728,621)	—	(728,621)
Total Forward Contracts	$—	$(666,657)	$—	$(666,657)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$1,064,443	$—	$—	$1,064,443
Futures Contracts (Unrealized Depreciation)	(182,889)	—	—	(182,889)
Total Futures Contracts	$881,554	$—	$—	$881,554
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$650,785	$—	$650,785
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(308,364)	—	(308,364)
Total Centrally Cleared Swap Contracts	$—	$342,421	$—	$342,421
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$1,417,321	$0	$1,417,321
OTC Swap Contracts at Value (Liabilities)	—	(2,270,427)	(32,811)	(2,303,238)
Total OTC Swap Contracts	$—	$(853,106)	$(32,811)	$(885,917)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2018 is not presented.

BHFTII-124

Brighthouse Funds Trust II

Brighthouse/Wellington Core Equity Opportunities Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—98.4% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—8.0%
General Dynamics Corp. (a)	359,826	$79,485,563
Lockheed Martin Corp. (a)	296,443	100,176,983
Northrop Grumman Corp. (a)	234,364	81,821,160
United Technologies Corp.	464,556	58,450,436

		319,934,142

Air Freight & Logistics—2.2%
United Parcel Service, Inc. - Class B (a)	838,397	87,746,630

Banks—2.4%
PNC Financial Services Group, Inc. (The) (a)	638,052	96,498,984

Beverages—7.9%
Coca-Cola Co. (The)	2,550,183	110,754,448
Diageo plc	3,007,837	101,755,395
PepsiCo, Inc.	925,689	101,038,954

		313,548,797

Biotechnology—1.7%
Amgen, Inc. (a)	390,652	66,598,353

Capital Markets—2.0%
BlackRock, Inc. (a)	149,430	80,949,220

Chemicals—4.3%
Ecolab, Inc. (a)	612,860	84,004,720
Praxair, Inc.	593,160	85,592,988

		169,597,708

Consumer Finance—2.5%
American Express Co.	1,063,934	99,243,764

Energy Equipment & Services—2.0%
Schlumberger, Ltd.	1,231,485	79,775,598

Equity Real Estate Investment Trusts—5.2%
American Tower Corp. (a)	794,369	115,453,590
Public Storage (a)	462,171	92,614,447

		208,068,037

Food & Staples Retailing—4.0%
Costco Wholesale Corp. (a)	599,039	112,876,919
Walgreens Boots Alliance, Inc. (a)	739,102	48,389,008

		161,265,927

Health Care Equipment & Supplies—4.2%
Danaher Corp. (a)	703,748	68,903,967
Medtronic plc	1,252,180	100,449,879

		169,353,846

Health Care Providers & Services—6.1%
Cardinal Health, Inc. (a)	1,320,801	82,787,807
McKesson Corp. (a)	469,168	66,091,696
UnitedHealth Group, Inc. (a)	442,377	94,668,678

		243,548,181

Hotels, Restaurants & Leisure—3.9%
McDonald’s Corp. (a)	533,408	83,414,343
Starbucks Corp. (a)	1,245,868	72,123,299

		155,537,642

Household Products—3.4%
Colgate-Palmolive Co.	1,313,711	94,166,805
Procter & Gamble Co. (The)	500,094	39,647,452

		133,814,257

Industrial Conglomerates—2.2%
Honeywell International, Inc.	610,065	88,160,493

Insurance—5.2%
Chubb, Ltd.	867,141	118,598,874
Marsh & McLennan Cos., Inc.	1,091,230	90,124,686

		208,723,560

IT Services—6.2%
Accenture plc - Class A (a)	640,545	98,323,657
Automatic Data Processing, Inc.	443,310	50,306,819
Visa, Inc. - Class A	833,432	99,695,136

		248,325,612

Media—1.0%
Walt Disney Co. (The)	390,513	39,223,126

Oil, Gas & Consumable Fuels—1.6%
Exxon Mobil Corp. (a)	826,810	61,688,294

Pharmaceuticals—3.8%
Johnson & Johnson	709,880	90,971,122
Merck & Co., Inc.	1,121,567	61,091,754

		152,062,876

Road & Rail—5.9%
Canadian National Railway Co.	1,667,297	121,855,618
Union Pacific Corp. (a)	849,739	114,230,414

		236,086,032

Software—3.5%
Microsoft Corp.	1,515,880	138,354,368

Specialty Retail—3.5%
TJX Cos., Inc. (The)	1,711,779	139,612,695

Textiles, Apparel & Luxury Goods—5.7%
NIKE, Inc. - Class B (a)	2,523,428	167,656,556
VF Corp.	810,478	60,072,630

		227,729,186

Total Common Stocks (Cost $3,204,505,040)		3,925,447,328

BHFTII-125

Brighthouse Funds Trust II

Brighthouse/Wellington Core Equity Opportunities Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Escrow Shares—0.0%

Security Description	Shares/ Principal Amount*	Value

Forest Products & Paper—0.0%
Sino-Forest Corp. (b) (Cost $0)	5,844,000	$0

Short-Term Investment—1.5%

Repurchase Agreement—1.5%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/29/18 at 0.600%, due on 04/02/18 with a maturity value of $59,586,256; collateralized by a U.S. Treasury Note at 1.875%, maturing 02/28/22, with a market value of $60,777,069.	59,582,284	59,582,284

Total Short-Term Investments (Cost $59,582,284)		59,582,284

Securities Lending Reinvestments (c)—8.8%

Certificates of Deposit—1.9%
Banco Del Estado De Chile New York 2.354%, 1M LIBOR + 0.500%, 09/21/18 (d)	2,000,000	1,999,870
Bank of Nova Scotia 2.482%, 3M LIBOR + 0.280%, 03/20/19 (d)	6,000,000	5,997,384
China Construction Bank 1.950%, 04/20/18	7,500,000	7,499,220
Citigroup Global Markets, Ltd. 2.070%, 1M LIBOR + 0.330%, 09/12/18 (d)	3,000,000	2,999,475
Cooperative Rabobank UA 1.860%, 3M LIBOR + 0.140%, 10/16/18 (d)	5,000,000	5,000,000
Credit Suisse AG New York 1.930%, 1M LIBOR + 0.190%, 05/11/18 (d)	2,000,000	1,999,776
1.976%, 1M LIBOR + 0.190%, 04/16/18 (d)	1,750,000	1,749,927
Mitsubishi UFJ Trust and Banking Corp. 1.886%, 1M LIBOR + 0.200%, 06/07/18 (d)	4,000,000	3,999,128
1.976%, 1M LIBOR + 0.190%, 04/16/18 (d)	2,000,000	1,999,878
2.077%, 1M LIBOR + 0.200%, 05/30/18 (d)	4,000,000	3,999,336
Mizuho Bank, Ltd., New York 1.891%, 1M LIBOR + 0.200%, 04/06/18 (d)	2,500,000	2,499,962
2.077%, 1M LIBOR + 0.200%, 05/29/18 (d)	4,000,000	3,999,664
Natixis New York 1.896%, 1M LIBOR + 0.210%, 08/06/18 (d)	4,000,000	3,999,656
2.220%, 06/11/18	2,000,000	2,000,332
Norinchukin Bank New York 1.846%, 1M LIBOR + 0.160%, 04/05/18 (d)	1,000,000	999,983
Royal Bank of Canada New York 2.301%, 1M LIBOR + 0.440%, 09/17/18 (d)	1,000,000	999,859
Standard Chartered plc 2.154%, 1M LIBOR + 0.300%, 08/22/18 (d)	2,000,000	1,999,808
2.250%, 08/21/18	2,000,000	1,999,160
Sumitomo Mitsui Banking Corp., London 2.038%, 1M LIBOR + 0.230%, 05/17/18 (d)	3,500,000	3,497,375
2.071%, 1M LIBOR + 0.230%, 05/21/18 (d)	7,000,000	7,000,000
Sumitomo Mitsui Banking Corp., New York 2.157%, 1M LIBOR + 0.280%, 07/30/18 (d)	2,500,000	2,499,905
Svenska Handelsbanken AB 2.027%, 1M LIBOR + 0.150%, 04/30/18 (d)	1,500,000	1,499,958

Certificates of Deposit—(Continued)
Wells Fargo Bank N.A. 1.835%, 3M LIBOR + 0.130%, 07/11/18 (d)	4,000,000	3,999,940
Westpac Banking Corp. 2.130%, FEDEFF PRV + 0.450%, 02/15/19 (d)	4,000,000	3,999,644

		78,239,240

Commercial Paper—0.8%
Canadian Imperial Bank of Commerce 2.208%, 1M LIBOR + 0.400%, 09/17/18 (d)	12,500,000	12,498,862
Industrial & Commercial Bank of China, Ltd. 1.960%, 04/20/18	7,475,908	7,491,930
Oversea-Chinese Banking Corp., Ltd. 2.150%, 06/08/18	4,972,528	4,979,790
Ridgefield Funding Co. LLC 2.018%, 1M LIBOR + 0.210%, 05/17/18 (d)	4,000,000	3,999,424
UBS AG 1.880%, 1M LIBOR + 0.210%, 05/02/18 (d)	4,000,000	3,999,424

		32,969,430

Repurchase Agreements—4.5%
Citigroup Global Markets, Inc. Repurchase Agreement dated 01/25/17 at 2.230%, due on 06/29/18 with a maturity value of $670,937; collateralized by various Common Stock with an aggregate market value of $715,000.	650,000	650,000
Deutsche Bank AG, London Repurchase Agreement dated 03/29/18 at 1.750%, due on 04/02/18 with a maturity value of $20,003,889; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 03/07/22 - 05/24/27, and an aggregate market value of $20,400,109.	20,000,000	20,000,000
Repurchase Agreement dated 03/29/18 at 1.750%, due on 04/02/18 with a maturity value of $22,004,278; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 06/30/20 - 05/02/25, and an aggregate market value of $22,440,051.	22,000,000	22,000,000
Repurchase Agreement dated 03/29/18 at 1.800%, due on 04/02/18 with a maturity value of $10,002,000; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.125%, maturity dates ranging from 04/14/22 - 08/07/23, and an aggregate market value of $10,200,066.	10,000,000	10,000,000
Repurchase Agreement dated 03/15/18 at 2.070%, due on 04/02/18 with a maturity value of $19,094,743; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $21,186,832.	19,075,000	19,075,000
Repurchase Agreement dated 01/09/18 at 2.070%, due on 04/02/18 with a maturity value of $1,306,204; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $1,443,926.	1,300,000	1,300,000

BHFTII-126

Brighthouse Funds Trust II

Brighthouse/Wellington Core Equity Opportunities Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Deutsche Bank AG, London Repurchase Agreement dated 09/12/17 at 2.210%, due on 07/02/18 with a maturity value of $3,562,954; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $3,887,492.	3,500,000	$3,500,000
ING Financial Markets LLC Repurchase Agreement dated 03/29/18 at 1.710%, due on 04/02/18 with a maturity value of $5,895,755; collateralized by U.S. Government Agency Obligations with rates ranging from 0.750% - 3.750%, maturity dates ranging from 04/09/18 - 09/24/26, and an aggregate market value of $6,012,540.	5,894,635	5,894,635
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 08/01/17 at 2.230%, due on 06/29/18 with a maturity value of $7,654,242; collateralized by various Common Stock with an aggregate market value of $8,250,001.	7,500,000	7,500,000
NBC Global Finance, Ltd. Repurchase Agreement dated 11/30/17 at 1.850%, due on 04/02/18 with a maturity value of $9,056,888; collateralized by various Common Stock with an aggregate market value of $10,010,339.	9,000,000	9,000,000
Repurchase Agreement dated 03/16/18 at 1.850%, due on 04/02/18 with a maturity value of $6,055,285; collateralized by various Common Stock with an aggregate market value of $6,729,173.	6,050,000	6,050,000
Repurchase Agreement dated 03/16/18 at 1.880%, due on 04/05/18 with a maturity value of $5,005,222; collateralized by various Common Stock with an aggregate market value of $5,561,300.	5,000,000	5,000,000
Pershing LLC Repurchase Agreement dated 03/29/18 at 1.780%, due on 04/02/18 with a maturity value of $10,001,978; collateralized by U.S. Government Agency and Treasury Obligations with rates ranging from 0.000% - 11.500%, maturity dates ranging from 03/31/18 - 02/20/68, and an aggregate market value of $10,200,000.	10,000,000	10,000,000
Societe Generale Repurchase Agreement dated 03/08/18 at 1.820%, due on 04/02/18 with a maturity value of $19,534,658; collateralized by various Common Stock with an aggregate market value of $21,689,734.	19,510,000	19,510,000
Repurchase Agreement dated 03/21/18 at 1.820%, due on 04/02/18 with a maturity value of $9,795,939; collateralized by various Common Stock with an aggregate market value of $10,883,777.	9,790,000	9,790,000
Repurchase Agreement dated 03/28/18 at 1.820%, due on 04/02/18 with a maturity value of $15,003,792; collateralized by various Common Stock with an aggregate market value of $16,675,859.	15,000,000	15,000,000
Repurchase Agreement dated 03/16/18 at 1.820%, due on 04/02/18 with a maturity value of $16,213,923; collateralized by various Common Stock with an aggregate market value of $18,009,928.	16,200,000	16,200,000

		180,469,635

Time Deposits—1.6%
ABN AMRO Bank NV 1.680%, 04/02/18	12,000,000	12,000,000
Australia New Zealand Bank 1.670%, 04/02/18	15,000,000	15,000,000
DNB Bank ASA 1.640%, 04/02/18	4,100,000	4,100,000
DZ Bank AG 1.670%, 04/02/18	12,000,000	12,000,000
Nordea Bank New York 1.640%, 04/02/18	10,000,000	10,000,000
Svenska Handelsbanken AB 1.640%, 04/02/18	10,000,000	10,000,000

		63,100,000

Total Securities Lending Reinvestments (Cost $354,792,278)		354,778,305

Total Investments—108.7% (Cost $3,618,879,602)		4,339,807,917
Other assets and liabilities (net)—(8.7)%		(349,093,251)

Net Assets—100.0%		$3,990,714,666

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2018, the market value of securities loaned was $349,066,505 and the collateral received consisted of cash in the amount of $354,768,071. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2018.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2018. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London InterBank Offered Rate

BHFTII-127

Brighthouse Funds Trust II

Brighthouse/Wellington Core Equity Opportunities Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2018:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$319,934,142	$—	$—	$319,934,142
Air Freight & Logistics	87,746,630	—	—	87,746,630
Banks	96,498,984	—	—	96,498,984
Beverages	211,793,402	101,755,395	—	313,548,797
Biotechnology	66,598,353	—	—	66,598,353
Capital Markets	80,949,220	—	—	80,949,220
Chemicals	169,597,708	—	—	169,597,708
Consumer Finance	99,243,764	—	—	99,243,764
Energy Equipment & Services	79,775,598	—	—	79,775,598
Equity Real Estate Investment Trusts	208,068,037	—	—	208,068,037
Food & Staples Retailing	161,265,927	—	—	161,265,927
Health Care Equipment & Supplies	169,353,846	—	—	169,353,846
Health Care Providers & Services	243,548,181	—	—	243,548,181
Hotels, Restaurants & Leisure	155,537,642	—	—	155,537,642
Household Products	133,814,257	—	—	133,814,257
Industrial Conglomerates	88,160,493	—	—	88,160,493
Insurance	208,723,560	—	—	208,723,560
IT Services	248,325,612	—	—	248,325,612
Media	39,223,126	—	—	39,223,126
Oil, Gas & Consumable Fuels	61,688,294	—	—	61,688,294
Pharmaceuticals	152,062,876	—	—	152,062,876
Road & Rail	236,086,032	—	—	236,086,032
Software	138,354,368	—	—	138,354,368
Specialty Retail	139,612,695	—	—	139,612,695
Textiles, Apparel & Luxury Goods	227,729,186	—	—	227,729,186
Total Common Stocks	3,823,691,933	101,755,395	—	3,925,447,328
Total Escrow Shares*	—	—	0	0
Total Short-Term Investment*	—	59,582,284	—	59,582,284
Total Securities Lending Reinvestments*	—	354,778,305	—	354,778,305
Total Investments	$3,823,691,933	$516,115,984	$0	$4,339,807,917

Collateral for Securities Loaned (Liability)	$—	$(354,768,071)	$—	$(354,768,071)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended March 31, 2018 is not presented.

BHFTII-128

Brighthouse Funds Trust II

Brighthouse Asset Allocation 20 Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.1%
Baillie Gifford International Stock Portfolio (Class A) (a)	442,590	$5,926,283
BlackRock Bond Income Portfolio (Class A) (a)	717,640	75,789,915
BlackRock Capital Appreciation Portfolio (Class A) (a)	124,924	5,736,531
BlackRock High Yield Portfolio (Class A) (b)	387,067	3,015,251
Brighthouse Small Cap Value Portfolio (Class A) (b)	177,482	2,956,854
Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class A) (b)	129,186	1,476,601
Brighthouse/Artisan International Portfolio (Class A) (b)	262,086	2,961,571
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (a)	5,858	1,482,359
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A) (b)	1,150,558	12,080,864
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A) (b)	3,145,610	30,197,855
Brighthouse/Templeton International Bond Portfolio (Class A) (b)	1,484,915	15,146,129
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (a)	372,083	11,880,625
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (b)	365,552	5,834,218
Clarion Global Real Estate Portfolio (Class A) (b)	253,684	3,016,300
Harris Oakmark International Portfolio (Class A) (b)	447,079	7,390,216
Invesco Comstock Portfolio (Class A) (b)	923,553	14,767,609
Jennison Growth Portfolio (Class A) (a)	323,309	5,719,330
JPMorgan Core Bond Portfolio (Class A) (b)	5,067,821	51,539,739
JPMorgan Small Cap Value Portfolio (Class A) (b)	170,514	2,937,950
MFS Research International Portfolio (Class A) (b)	353,948	4,505,756
MFS Value Portfolio (Class A) (a)	817,716	13,189,763
MFS Value Portfolio II (Class A) (a)	159,769	1,465,078

Affiliated Investment Companies—(Continued)
Neuberger Berman Genesis Portfolio (Class A) (a)	130,028	2,968,539
Oppenheimer Global Equity Portfolio (Class A) (b)	55,799	1,459,708
PIMCO Inflation Protected Bond Portfolio (Class A) (b)	5,526,107	54,597,933
PIMCO Total Return Portfolio (Class A) (b)	6,361,876	72,716,239
T. Rowe Price Large Cap Growth Portfolio (Class A) (a)	218,591	5,746,765
T. Rowe Price Large Cap Value Portfolio (Class A) (b)	341,285	11,781,173
T. Rowe Price Mid Cap Growth Portfolio (Class A) (b)	118,850	1,472,556
T. Rowe Price Small Cap Growth Portfolio (Class A) (a)	116,743	2,941,914
TCW Core Fixed Income Portfolio (Class A) (b)	5,709,019	57,603,997
Van Eck Global Natural Resources Portfolio (Class A) (a)	290,418	2,965,167
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (a)	2,193,158	30,309,440
Western Asset Management U.S. Government Portfolio (Class A) (a)	6,809,521	78,718,066

Total Mutual Funds (Cost $599,187,911)		602,298,294

Total Investments—100.1% (Cost $599,187,911)		602,298,294
Other assets and liabilities (net)—(0.1)%		(327,425)

Net Assets—100.0%		$601,970,869

(a)	A Portfolio of Brighthouse Funds Trust II.
(b)	A Portfolio of Brighthouse Funds Trust I.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2018:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$602,298,294	$—	$—	$602,298,294
Total Investments	$602,298,294	$—	$—	$602,298,294

BHFTII-129

Brighthouse Funds Trust II

Brighthouse Asset Allocation 40 Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Baillie Gifford International Stock Portfolio (Class A) (a)	9,250,799	$123,868,197
BlackRock Bond Income Portfolio (Class A) (a)	5,684,439	600,333,602
BlackRock Capital Appreciation Portfolio (Class A) (a)	2,614,190	120,043,591
BlackRock High Yield Portfolio (Class A) (b)	4,041,744	31,485,183
Brighthouse Small Cap Value Portfolio (Class A) (b)	3,713,121	61,860,602
Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class A) (b)	5,403,498	61,761,982
Brighthouse/Artisan International Portfolio (Class A) (b)	6,847,197	77,373,321
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (a)	61,278	15,505,895
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A) (b)	12,003,283	126,034,472
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A) (b)	19,689,934	189,023,366
Brighthouse/Templeton International Bond Portfolio (Class A) (b)	18,632,040	190,046,810
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (a)	7,292,775	232,858,305
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (b)	8,597,904	137,222,551
Clarion Global Real Estate Portfolio (Class A) (b)	3,946,282	46,921,291
ClearBridge Aggressive Growth Portfolio (Class A) (b)	4,923,526	91,380,637
Harris Oakmark International Portfolio (Class A) (b)	10,053,883	166,190,687
Invesco Comstock Portfolio (Class A) (b)	14,462,032	231,247,885
Invesco Small Cap Growth Portfolio (Class A) (b)	2,895,444	46,153,381
Jennison Growth Portfolio (Class A) (a)	5,072,840	89,738,543
JPMorgan Core Bond Portfolio (Class A) (b)	40,409,511	410,964,730
JPMorgan Small Cap Value Portfolio (Class A) (b)	2,678,295	46,147,022
MFS Research International Portfolio (Class A) (b)	7,397,061	94,164,585
MFS Value Portfolio (Class A) (a)	14,234,399	229,600,849

Affiliated Investment Companies—(Continued)
MFS Value Portfolio II (Class A) (a)	3,338,347	30,612,642
Neuberger Berman Genesis Portfolio (Class A) (a)	1,359,595	31,039,544
Oppenheimer Global Equity Portfolio (Class A) (b)	2,333,406	61,041,890
PIMCO Inflation Protected Bond Portfolio (Class A) (b)	38,404,433	379,435,795
PIMCO Total Return Portfolio (Class A) (b)	49,732,091	568,437,798
T. Rowe Price Large Cap Growth Portfolio (Class A) (a)	4,572,640	120,214,713
T. Rowe Price Large Cap Value Portfolio (Class A) (b)	7,124,682	245,944,021
T. Rowe Price Mid Cap Growth Portfolio (Class A) (b)	2,488,397	30,831,236
T. Rowe Price Small Cap Growth Portfolio (Class A) (a)	1,829,359	46,099,834
TCW Core Fixed Income Portfolio (Class A) (b)	46,997,577	474,205,556
Van Eck Global Natural Resources Portfolio (Class A) (a)	5,879,468	60,029,367
Wells Capital Management Mid Cap Value Portfolio (Class A) (b)	1,256,656	15,519,703
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (a)	18,297,644	252,873,440
Western Asset Management U.S. Government Portfolio (Class A) (a)	43,678,224	504,920,268

Total Mutual Funds (Cost $5,913,841,118)		6,241,133,294

Total Investments—100.0% (Cost $5,913,841,118)		6,241,133,294
Other assets and liabilities (net)—0.0%		(1,875,169)

Net Assets—100.0%		$6,239,258,125

(a)	A Portfolio of Brighthouse Funds Trust II.
(b)	A Portfolio of Brighthouse Funds Trust I.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2018:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$6,241,133,294	$—	$—	$6,241,133,294
Total Investments	$6,241,133,294	$—	$—	$6,241,133,294

BHFTII-130

Brighthouse Funds Trust II

Brighthouse Asset Allocation 60 Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Baillie Gifford International Stock Portfolio (Class A) (a)	26,261,716	$351,644,383
BlackRock Bond Income Portfolio (Class A) (a)	8,698,659	918,665,428
BlackRock Capital Appreciation Portfolio (Class A) (a)	8,930,092	410,069,826
BlackRock High Yield Portfolio (Class A) (b)	10,861,111	84,608,056
Brighthouse Small Cap Value Portfolio (Class A) (b)	8,415,550	140,203,059
Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class A) (b)	21,478,037	245,493,961
Brighthouse/Artisan International Portfolio (Class A) (b)	27,928,099	315,587,522
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (a)	278,159	70,385,329
Brighthouse/Dimensional International Small Company Portfolio (Class A) (a)	9,294,766	141,280,437
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A) (b)	26,881,712	282,257,977
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A) (b)	29,372,065	281,971,821
Brighthouse/Templeton International Bond Portfolio (Class A) (b)	41,568,676	424,000,494
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (a)	19,880,457	634,782,980
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (b)	26,127,327	416,992,136
Clarion Global Real Estate Portfolio (Class A) (b)	17,687,017	210,298,629
ClearBridge Aggressive Growth Portfolio (Class A) (b)	24,335,023	451,658,029
Harris Oakmark International Portfolio (Class A) (b)	27,013,888	446,539,562
Invesco Comstock Portfolio (Class A) (b)	41,589,152	665,010,540
Invesco Small Cap Growth Portfolio (Class A) (b)	13,073,512	208,391,777
Jennison Growth Portfolio (Class A) (a)	26,967,379	477,052,937
JPMorgan Core Bond Portfolio (Class A) (b)	62,503,136	635,656,893
JPMorgan Small Cap Value Portfolio (Class A) (b)	6,066,568	104,526,963
Loomis Sayles Small Cap Growth Portfolio (Class A) (a)	4,411,203	69,300,002
MFS Research International Portfolio (Class A) (b)	22,207,218	282,697,880

Affiliated Investment Companies—(Continued)
MFS Value Portfolio (Class A) (a)	43,163,701	696,230,499
MFS Value Portfolio II (Class A) (a)	11,387,762	104,425,774
Neuberger Berman Genesis Portfolio (Class A) (a)	6,167,111	140,795,145
Oppenheimer Global Equity Portfolio (Class A) (b)	5,315,416	139,051,271
PIMCO Inflation Protected Bond Portfolio (Class A) (b)	42,915,710	424,007,211
PIMCO Total Return Portfolio (Class A) (b)	74,147,803	847,509,383
T. Rowe Price Large Cap Growth Portfolio (Class A) (a)	15,653,944	411,542,184
T. Rowe Price Large Cap Value Portfolio (Class A) (b)	20,233,001	698,443,185
T. Rowe Price Mid Cap Growth Portfolio (Class A) (b)	11,261,888	139,534,797
T. Rowe Price Small Cap Growth Portfolio (Class A) (a)	8,295,170	209,038,286
TCW Core Fixed Income Portfolio (Class A) (b)	75,551,781	762,317,473
Van Eck Global Natural Resources Portfolio (Class A) (a)	26,657,709	272,175,207
Wells Capital Management Mid Cap Value Portfolio (Class A) (b)	2,851,791	35,219,617
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (a)	20,453,447	282,666,641
Western Asset Management U.S. Government Portfolio (Class A) (a)	48,750,362	563,554,188

Total Mutual Funds (Cost $12,677,064,851)		13,995,587,482

Total Investments—100.0% (Cost $12,677,064,851)		13,995,587,482
Other assets and liabilities (net)—0.0%		(3,787,242)

Net Assets—100.0%		$13,991,800,240

(a)	A Portfolio of Brighthouse Funds Trust II.
(b)	A Portfolio of Brighthouse Funds Trust I.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2018:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$13,995,587,482	$—	$—	$13,995,587,482
Total Investments	$13,995,587,482	$—	$—	$13,995,587,482

BHFTII-131

Brighthouse Funds Trust II

Brighthouse Asset Allocation 80 Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Baillie Gifford International Stock Portfolio (Class A) (a)	29,553,705	$395,724,114
BlackRock Bond Income Portfolio (Class A) (a)	3,190,647	336,964,274
BlackRock Capital Appreciation Portfolio (Class A) (a)	8,412,317	386,293,603
BlackRock High Yield Portfolio (Class A) (b)	7,209,923	56,165,298
Brighthouse Small Cap Value Portfolio (Class A) (b)	10,167,815	169,395,805
Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class A) (b)	24,648,806	281,735,857
Brighthouse/Artisan International Portfolio (Class A) (b)	32,414,175	366,280,179
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (a)	222,726	56,358,657
Brighthouse/Dimensional International Small Company Portfolio (Class A) (a)	14,874,052	226,085,586
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A) (b)	10,700,848	112,358,900
Brighthouse/Templeton International Bond Portfolio (Class A) (b)	33,132,871	337,955,279
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (a)	17,713,806	565,601,820
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (b)	24,564,343	392,046,918
Clarion Global Real Estate Portfolio (Class A) (b)	23,316,816	277,236,948
ClearBridge Aggressive Growth Portfolio (Class A) (b)	28,668,888	532,094,570
Frontier Mid Cap Growth Portfolio (Class A) (a)	1,433,271	55,854,561
Harris Oakmark International Portfolio (Class A) (b)	28,237,217	466,761,196
Invesco Comstock Portfolio (Class A) (b)	40,347,150	645,150,930
Invesco Small Cap Growth Portfolio (Class A) (b)	17,592,650	280,426,843
Jennison Growth Portfolio (Class A) (a)	31,108,181	550,303,725
JPMorgan Core Bond Portfolio (Class A) (b)	22,106,559	224,823,702
JPMorgan Small Cap Value Portfolio (Class A) (b)	9,774,947	168,422,329
Loomis Sayles Small Cap Growth Portfolio (Class A) (a)	8,873,946	139,409,697
MFS Research International Portfolio (Class A) (b)	26,696,967	339,852,384
MFS Value Portfolio (Class A) (a)	38,135,763	615,129,860
MFS Value Portfolio II (Class A) (a)	9,146,431	83,872,775
Morgan Stanley Mid Cap Growth Portfolio (Class A) (b)	2,505,694	54,824,587
Neuberger Berman Genesis Portfolio (Class A) (a)	2,478,664	56,587,893
Oppenheimer Global Equity Portfolio (Class A) (b)	6,427,973	168,155,767
PIMCO Inflation Protected Bond Portfolio (Class A) (b)	17,087,041	168,819,965
PIMCO Total Return Portfolio (Class A) (b)	29,482,877	336,989,281
T. Rowe Price Large Cap Growth Portfolio (Class A) (a)	18,931,684	497,713,959
T. Rowe Price Large Cap Value Portfolio (Class A) (b)	17,872,835	616,970,270
T. Rowe Price Mid Cap Growth Portfolio (Class A) (b)	9,067,638	112,348,038
T. Rowe Price Small Cap Growth Portfolio (Class A) (a)	6,687,614	168,527,861
TCW Core Fixed Income Portfolio (Class A) (b)	27,859,678	281,104,148
Van Eck Global Natural Resources Portfolio (Class A) (a)	32,091,504	327,654,259
Wells Capital Management Mid Cap Value Portfolio (Class A) (b)	9,157,548	113,095,714
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (a)	16,274,481	224,913,323

Total Mutual Funds (Cost $9,631,523,645)		11,190,010,875

Total Investments—100.0% (Cost $9,631,523,645)		11,190,010,875
Other assets and liabilities (net)—0.0%		(3,081,440)

Net Assets—100.0%		$11,186,929,435

(a)	A Portfolio of Brighthouse Funds Trust II.
(b)	A Portfolio of Brighthouse Funds Trust I.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2018:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$11,190,010,875	$—	$—	$11,190,010,875
Total Investments	$11,190,010,875	$—	$—	$11,190,010,875

BHFTII-132

Brighthouse Funds Trust II

Frontier Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—98.8% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.9%
Hexcel Corp.	168,049	$10,854,285

Airlines—0.9%
JetBlue Airways Corp. (a) (b)	512,302	10,409,977

Auto Components—0.9%
Dana, Inc.	422,241	10,876,928

Banks—1.3%
Webster Financial Corp. (a)	276,297	15,306,854

Beverages—1.0%
Monster Beverage Corp. (b)	213,674	12,224,289

Biotechnology—3.2%
Alkermes plc (a) (b)	118,326	6,858,175
BioMarin Pharmaceutical, Inc. (a) (b)	151,176	12,255,838
Exact Sciences Corp. (a) (b)	125,972	5,080,451
Incyte Corp. (b)	70,495	5,874,348
Neurocrine Biosciences, Inc. (a) (b)	106,200	8,807,166

		38,875,978

Building Products—1.2%
A.O. Smith Corp. (a)	231,400	14,714,726

Capital Markets—7.6%
E*Trade Financial Corp. (b)	156,175	8,653,657
Evercore, Inc. - Class A (a)	99,296	8,658,611
LPL Financial Holdings, Inc.	170,333	10,402,236
Moody’s Corp. (a)	70,410	11,357,133
Nasdaq, Inc.	243,550	20,998,881
Raymond James Financial, Inc.	232,571	20,794,173
SEI Investments Co. (a)	146,660	10,986,301

		91,850,992

Chemicals—2.3%
FMC Corp.	173,383	13,275,936
Sherwin-Williams Co. (The)	35,770	14,026,133

		27,302,069

Commercial Services & Supplies—5.9%
Cintas Corp. (a)	159,195	27,155,483
KAR Auction Services, Inc. (a)	336,358	18,230,604
Waste Connections, Inc.	353,265	25,343,231

		70,729,318

Communications Equipment—1.3%
Palo Alto Networks, Inc. (b)	84,684	15,371,840

Construction Materials—3.3%
Eagle Materials, Inc.	149,292	15,384,540
Martin Marietta Materials, Inc.	59,432	12,320,254
Vulcan Materials Co.	104,181	11,894,345

		39,599,139

Containers & Packaging—2.8%
Ball Corp.	499,306	$19,827,441
Berry Global Group, Inc. (b)	261,096	14,310,672

		34,138,113

Distributors—1.2%
LKQ Corp. (b)	397,721	15,093,512

Diversified Consumer Services—1.9%
Bright Horizons Family Solutions, Inc. (b)	102,931	10,264,279
ServiceMaster Global Holdings, Inc. (a) (b)	244,312	12,423,265

		22,687,544

Electronic Equipment, Instruments & Components—2.1%
Amphenol Corp. - Class A	145,503	12,532,173
Flex, Ltd. (b)	382,814	6,251,353
Universal Display Corp. (a)	59,264	5,985,664

		24,769,190

Equity Real Estate Investment Trusts—2.0%
SBA Communications Corp. (b)	139,052	23,766,768

Health Care Equipment & Supplies—7.2%
Align Technology, Inc. (a) (b)	41,583	10,442,739
Cooper Cos., Inc. (The)	73,900	16,909,059
DENTSPLY SIRONA, Inc.	106,248	5,345,337
Edwards Lifesciences Corp. (a) (b)	96,715	13,493,677
Insulet Corp. (a) (b)	106,358	9,219,111
Nevro Corp. (b)	128,744	11,158,242
STERIS plc (a)	116,468	10,873,452
Teleflex, Inc.	38,169	9,732,332

		87,173,949

Health Care Providers & Services—1.0%
Acadia Healthcare Co., Inc. (a) (b)	311,384	12,200,025

Hotels, Restaurants & Leisure—4.6%
Aramark	471,160	18,639,090
MGM Resorts International	343,559	12,031,436
Texas Roadhouse, Inc. (a)	143,726	8,304,488
Yum! Brands, Inc.	193,613	16,482,275

		55,457,289

Insurance—2.0%
Aon plc	85,230	11,960,326
Willis Towers Watson plc	82,709	12,587,483

		24,547,809

IT Services—12.9%
Alliance Data Systems Corp.	27,769	5,910,909
Conduent, Inc. (a) (b)	788,366	14,695,142
DXC Technology Co.	245,651	24,695,295
Euronet Worldwide, Inc. (b)	152,575	12,041,219
Gartner, Inc. (a) (b)	66,859	7,863,956
Global Payments, Inc.	309,084	34,469,048

BHFTII-133

Brighthouse Funds Trust II

Frontier Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

IT Services—(Continued)
InterXion Holding NV (b)	260,364	$16,171,208
Jack Henry & Associates, Inc.	93,462	11,304,229
WEX, Inc. (a) (b)	104,775	16,409,861
Worldpay, Inc. - Class A (b)	149,514	12,296,031

		155,856,898

Life Sciences Tools & Services—3.0%
Illumina, Inc. (b)	50,196	11,867,338
QIAGEN NV (b)	385,430	12,453,243
Waters Corp. (b)	56,919	11,306,960

		35,627,541

Metals & Mining—0.8%
Allegheny Technologies, Inc. (a) (b)	391,427	9,268,991

Multiline Retail—2.0%
Dollar General Corp.	163,143	15,262,028
Dollar Tree, Inc. (b)	99,278	9,421,482

		24,683,510

Oil, Gas & Consumable Fuels—1.5%
Carrizo Oil & Gas, Inc. (a) (b)	654,717	10,475,472
Concho Resources, Inc. (b)	52,572	7,903,149

		18,378,621

Pharmaceuticals—3.6%
Nektar Therapeutics (b)	87,380	9,284,999
Zoetis, Inc.	408,141	34,083,855

		43,368,854

Road & Rail—0.9%
Knight-Swift Transportation Holdings, Inc.	226,716	10,431,203

Semiconductors & Semiconductor Equipment—6.6%
Integrated Device Technology, Inc. (a) (b)	427,784	13,073,079
Lam Research Corp.	82,867	16,835,260
MACOM Technology Solutions Holdings, Inc. (a) (b)	339,424	5,634,438
Marvell Technology Group, Ltd. (a)	523,314	10,989,594
Monolithic Power Systems, Inc. (a)	90,511	10,478,458
Qorvo, Inc. (a) (b)	201,550	14,199,198
Semtech Corp. (a) (b)	223,371	8,722,638

		79,932,665

Software—7.7%
Activision Blizzard, Inc.	111,362	7,512,481
CDK Global, Inc.	257,598	16,316,257
Electronic Arts, Inc. (b)	135,798	16,464,150
Fortinet, Inc. (b)	114,937	6,158,324
Red Hat, Inc. (b)	102,352	15,302,648
Splunk, Inc. (b)	57,919	5,698,650
SS&C Technologies Holdings, Inc.	467,943	25,100,462

		92,552,972

Specialty Retail—3.2%
O’Reilly Automotive, Inc. (a) (b)	101,712	25,161,515
Ross Stores, Inc.	169,826	13,243,031

		38,404,546

Trading Companies & Distributors—2.0%
Beacon Roofing Supply, Inc. (a) (b)	137,598	7,302,326
HD Supply Holdings, Inc. (b)	430,541	16,334,725

		23,637,051

Total Common Stocks (Cost $918,191,610)		1,190,093,446

Short-Term Investment—0.6%

Repurchase Agreement—0.6%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/29/18 at 0.600%, due on 04/02/18 with a maturity value of $7,426,513; collateralized by a U.S. Treasury Note at 1.875%, maturing 02/28/22, with a market value of $7,579,419.	7,426,018	7,426,018

Total Short-Term Investments (Cost $7,426,018)		7,426,018

Securities Lending Reinvestments (c)—15.6%

Certificates of Deposit—7.0%
Banco Del Estado De Chile New York 2.354%, 1M LIBOR + 0.500%, 09/21/18 (d)	4,000,000	3,999,740
Bank of Nova Scotia 2.482%, 3M LIBOR + 0.280%, 03/20/19 (d)	4,750,000	4,747,929
BNP Paribas New York 1.886%, 1M LIBOR + 0.200%, 05/04/18 (d)	1,500,000	1,500,036
China Construction Bank 1.950%, 04/20/18	3,500,000	3,499,636
Citigroup Global Markets, Ltd. 2.070%, 1M LIBOR + 0.330%, 09/12/18 (d)	6,000,000	5,998,950
Cooperative Rabobank UA 1.860%, 3M LIBOR + 0.140%, 10/16/18 (d)	3,500,000	3,500,000
Credit Agricole S.A. 2.032%, 1M LIBOR + 0.330%, 10/09/18 (d)	2,500,000	2,499,648
Credit Suisse AG New York 1.930%, 1M LIBOR + 0.190%, 05/11/18 (d)	2,500,000	2,499,720
1.976%, 1M LIBOR + 0.190%, 04/16/18 (d)	2,000,000	1,999,916
2.230%, FEDEFF PRV + 0.550%, 09/07/18 (d)	3,000,000	3,000,000
Mitsubishi UFJ Trust and Banking Corp. 1.886%, 1M LIBOR + 0.200%, 06/07/18 (d)	1,000,000	999,782
1.976%, 1M LIBOR + 0.190%, 04/16/18 (d)	2,500,000	2,499,847
2.077%, 1M LIBOR + 0.200%, 05/30/18 (d)	3,000,000	2,999,502
Mizuho Bank, Ltd., New York 2.077%, 1M LIBOR + 0.200%, 05/29/18 (d)	5,000,000	4,999,580
Natixis New York 1.896%, 1M LIBOR + 0.210%, 08/06/18 (d)	2,000,000	1,999,828
2.220%, 06/11/18	4,000,000	4,000,664

BHFTII-134

Brighthouse Funds Trust II

Frontier Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Norinchukin Bank New York 1.670%, 1M LIBOR + 0.300%, 09/04/18 (d)	5,000,000	$4,996,970
Royal Bank of Canada New York 2.301%, 1M LIBOR + 0.440%, 09/17/18 (d)	1,000,000	999,859
Societe Generale 1.950%, 1M LIBOR + 0.210%, 07/10/18 (d)	2,000,000	1,999,834
Standard Chartered plc 2.154%, 1M LIBOR + 0.300%, 08/22/18 (d)	2,000,000	1,999,808
2.250%, 08/21/18	2,000,000	1,999,160
Sumitomo Mitsui Banking Corp., London 2.038%, 1M LIBOR + 0.230%, 05/17/18 (d)	1,000,000	999,250
2.071%, 1M LIBOR + 0.230%, 05/21/18 (d)	5,000,000	5,000,000
Sumitomo Mitsui Banking Corp., New York 1.916%, 1M LIBOR + 0.230%, 09/05/18 (d)	2,000,000	1,999,190
2.062%, 1M LIBOR + 0.190%, 04/26/18 (d)	1,000,000	999,992
2.157%, 1M LIBOR + 0.280%, 07/30/18 (d)	3,500,000	3,499,867
Svenska Handelsbanken AB 2.027%, 1M LIBOR + 0.150%, 04/30/18 (d)	3,000,000	2,999,916
Wells Fargo Bank N.A. 1.835%, 3M LIBOR + 0.130%, 07/11/18 (d)	3,000,000	2,999,955
Westpac Banking Corp. 2.130%, FEDEFF PRV + 0.450%, 02/15/19 (d)	3,000,000	2,999,733

		84,238,312

Commercial Paper—3.0%
Canadian Imperial Bank of Commerce 2.208%, 1M LIBOR + 0.400%, 09/17/18 (d)	5,000,000	4,999,545
Danske Corp. 2.080%, 06/04/18	5,966,720	5,977,302
Industrial & Commercial Bank of China, Ltd. 1.960%, 04/20/18	3,488,757	3,496,234
LMA S.A. & LMA Americas 2.150%, 06/01/18	2,983,696	2,988,687
Macquarie Bank, Ltd., London 2.020%, 05/16/18	2,985,018	2,992,407
Ridgefield Funding Co. LLC 2.018%, 1M LIBOR + 0.210%, 05/17/18 (d)	4,000,000	3,999,424
Sheffield Receivables Co. 2.080%, 05/21/18	4,974,289	4,985,360
UBS AG 1.880%, 1M LIBOR + 0.210%, 05/02/18 (d)	6,000,000	5,999,136

		35,438,095

Repurchase Agreements—4.1%
Citigroup Global Markets, Inc. Repurchase Agreement dated 01/25/17 at 2.230%, due on 06/29/18 with a maturity value of $774,158; collateralized by various Common Stock with an aggregate market value of $825,000.	750,000	750,000
Deutsche Bank AG, London Repurchase Agreement dated 03/29/18 at 1.750%, due on 04/02/18 with a maturity value of $1,000,194; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 03/07/22 - 05/24/27, and an aggregate market value of $1,020,005.	1,000,000	1,000,000

Repurchase Agreements—(Continued)
Deutsche Bank AG, London Repurchase Agreement dated 03/29/18 at 1.750%, due on 04/02/18 with a maturity value of $500,097; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 06/30/20 - 05/02/25, and an aggregate market value of $510,001.	500,000	500,000
Repurchase Agreement dated 03/29/18 at 1.800%, due on 04/02/18 with a maturity value of $500,100; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.125%, maturity dates ranging from 04/14/22 - 08/07/23, and an aggregate market value of $510,003.	500,000	500,000
Repurchase Agreement dated 01/09/18 at 2.070%, due on 04/02/18 with a maturity value of $803,818; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $888,570.	800,000	800,000
Repurchase Agreement dated 03/15/18 at 2.070%, due on 04/02/18 with a maturity value of $5,005,175; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $5,553,560.	5,000,000	5,000,000
Repurchase Agreement dated 09/12/17 at 2.210%, due on 07/02/18 with a maturity value of $6,616,915; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $7,219,628.	6,500,000	6,500,000
ING Financial Markets LLC Repurchase Agreement dated 03/29/18 at 1.710%, due on 04/02/18 with a maturity value of $2,569,945; collateralized by U.S. Government Agency Obligations with rates ranging from 0.750% - 3.750%, maturity dates ranging from 04/09/18 - 09/24/26, and an aggregate market value of $2,620,851.	2,569,457	2,569,457
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 2.230%, due on 06/29/18 with a maturity value of $1,556,772; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 8.875%, maturity dates ranging from 01/15/19 - 02/15/48, and various Common Stock with an aggregate market value of $1,622,975.	1,500,000	1,500,000
Repurchase Agreement dated 08/01/17 at 2.230%, due on 06/29/18 with a maturity value of $1,530,848; collateralized by various Common Stock with an aggregate market value of $1,650,000.	1,500,000	1,500,000
Morgan Stanley & Co. LLC Repurchase Agreement dated 03/20/18 at 2.330%, due on 06/20/18 with a maturity value of $3,017,863; collateralized by various Common Stock with an aggregate market value of $3,301,064.	3,000,000	3,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 11/30/17 at 1.850%, due on 04/02/18 with a maturity value of $4,226,548; collateralized by various Common Stock with an aggregate market value of $4,671,492.	4,200,000	4,200,000

BHFTII-135

Brighthouse Funds Trust II

Frontier Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
NBC Global Finance, Ltd. Repurchase Agreement dated 03/16/18 at 1.850%, due on 04/02/18 with a maturity value of $3,002,621; collateralized by various Common Stock with an aggregate market value of $3,336,780.	3,000,000	$3,000,000
Repurchase Agreement dated 03/16/18 at 1.880%, due on 04/05/18 with a maturity value of $3,003,133; collateralized by various Common Stock with an aggregate market value of $3,336,780.	3,000,000	3,000,000
Societe Generale Repurchase Agreement dated 03/08/18 at 1.820%, due on 04/02/18 with a maturity value of $4,005,056; collateralized by various Common Stock with an aggregate market value of $4,446,896.	4,000,000	4,000,000
Repurchase Agreement dated 03/16/18 at 1.820%, due on 04/02/18 with a maturity value of $10,008,594; collateralized by various Common Stock with an aggregate market value of $11,117,239.	10,000,000	10,000,000
Repurchase Agreement dated 03/21/18 at 1.820%, due on 04/02/18 with a maturity value of $2,001,213; collateralized by various Common Stock with an aggregate market value of $2,223,448.	2,000,000	2,000,000

		49,819,457

Time Deposits—1.5%
ABN AMRO Bank NV 1.680%, 04/02/18	5,000,000	5,000,000
Australia New Zealand Bank 1.670%, 04/02/18	2,000,000	2,000,000
DZ Bank AG 1.670%, 04/02/18	4,000,000	4,000,000
Nordea Bank New York 1.640%, 04/02/18	7,000,000	7,000,000

		18,000,000

Total Securities Lending Reinvestments (Cost $187,511,874)		187,495,864

Total Investments—115.0% (Cost $1,113,129,502)		1,385,015,328
Other assets and liabilities (net)—(15.0)%		(180,767,831)

Net Assets—100.0%		$1,204,247,497

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2018, the market value of securities loaned was $185,149,801 and the collateral received consisted of cash in the amount of $187,467,937. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2018.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2018. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Glossary of Abbreviations

Other Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London InterBank Offered Rate

BHFTII-136

Brighthouse Funds Trust II

Frontier Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2018:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,190,093,446	$—	$—	$1,190,093,446
Total Short-Term Investment*	—	7,426,018	—	7,426,018
Total Securities Lending Reinvestments*	—	187,495,864	—	187,495,864
Total Investments	$1,190,093,446	$194,921,882	$—	$1,385,015,328

Collateral for Securities Loaned (Liability)	$—	$(187,467,937)	$—	$(187,467,937)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-137

Brighthouse Funds Trust II

Jennison Growth Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—98.0% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.9%
Boeing Co. (The)	250,310	$82,071,643

Automobiles—1.3%
Tesla, Inc. (a) (b)	134,937	35,910,784

Banks—2.6%
JPMorgan Chase & Co.	509,884	56,071,944
PNC Financial Services Group, Inc. (The)	113,713	17,197,954

		73,269,898

Beverages—1.0%
Monster Beverage Corp. (b)	511,532	29,264,746

Biotechnology—5.1%
AbbVie, Inc.	214,140	20,268,351
Alexion Pharmaceuticals, Inc. (b)	273,391	30,472,161
BioMarin Pharmaceutical, Inc. (b)	368,365	29,863,351
Celgene Corp. (b)	374,886	33,443,580
Vertex Pharmaceuticals, Inc. (b)	193,834	31,591,065

		145,638,508

Capital Markets—4.0%
Goldman Sachs Group, Inc. (The)	198,542	50,004,788
Morgan Stanley	525,406	28,350,908
S&P Global, Inc.	175,011	33,437,602

		111,793,298

Chemicals—0.8%
Albemarle Corp. (a)	260,472	24,156,173

Energy Equipment & Services—0.9%
Schlumberger, Ltd.	373,179	24,174,536

Food & Staples Retailing—1.8%
Costco Wholesale Corp.	264,738	49,884,581

Health Care Equipment & Supplies—0.1%
IDEXX Laboratories, Inc. (b)	12,533	2,398,691

Health Care Providers & Services—1.2%
UnitedHealth Group, Inc.	155,687	33,317,018

Hotels, Restaurants & Leisure—4.1%
Marriott International, Inc. - Class A	459,912	62,538,834
McDonald’s Corp.	342,476	53,556,397

		116,095,231

Internet & Direct Marketing Retail—11.5%
Amazon.com, Inc. (b)	105,516	152,717,528
Booking Holdings, Inc. (b)	18,967	39,458,757
Netflix, Inc. (b)	448,141	132,358,444

		324,534,729

Internet Software & Services—15.2%
Alibaba Group Holding, Ltd. (ADR) (a) (b)	583,315	107,061,635
Alphabet, Inc. - Class A (b)	62,096	64,402,245
Alphabet, Inc. - Class C (b)	62,396	64,379,569
Facebook, Inc. - Class A (b)	530,701	84,800,713
Tencent Holdings, Ltd.	2,032,147	108,173,665

		428,817,827

IT Services—7.6%
MasterCard, Inc. - Class A	510,668	89,448,607
PayPal Holdings, Inc. (b)	577,191	43,791,481
Visa, Inc. - Class A (a)	684,564	81,887,546

		215,127,634

Life Sciences Tools & Services—1.0%
Illumina, Inc. (b)	124,551	29,446,347

Machinery—2.5%
Caterpillar, Inc.	201,169	29,648,287
Parker-Hannifin Corp.	239,676	40,991,786

		70,640,073

Media—1.3%
Charter Communications, Inc. - Class A (b)	118,434	36,859,029

Oil, Gas & Consumable Fuels—1.3%
Concho Resources, Inc. (b)	133,956	20,137,605
EOG Resources, Inc.	165,895	17,463,767

		37,601,372

Personal Products—1.8%
Estee Lauder Cos., Inc. (The) - Class A	342,297	51,248,707

Pharmaceuticals—2.1%
Bristol-Myers Squibb Co.	933,659	59,053,932

Semiconductors & Semiconductor Equipment—4.0%
Broadcom, Ltd.	215,891	50,874,714
NVIDIA Corp.	266,808	61,790,065

		112,664,779

Software—15.1%
Activision Blizzard, Inc.	567,512	38,284,360
Adobe Systems, Inc. (b)	365,340	78,942,667
Microsoft Corp.	1,249,356	114,028,722
Red Hat, Inc. (b)	319,230	47,728,077
Salesforce.com, Inc. (b)	667,064	77,579,543
Splunk, Inc. (a) (b)	312,917	30,787,904
Workday, Inc. - Class A (a) (b)	308,958	39,271,651

		426,622,924

Specialty Retail—2.0%
Home Depot, Inc. (The)	315,051	56,154,690

BHFTII-138

Brighthouse Funds Trust II

Jennison Growth Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Technology Hardware, Storage & Peripherals—4.4%
Apple, Inc.	746,998	$125,331,324

Textiles, Apparel & Luxury Goods—2.4%
Kering	90,208	43,254,272
NIKE, Inc. - Class B	352,671	23,431,461

		66,685,733

Total Common Stocks (Cost $1,699,731,665)		2,768,764,207

Investment Company Security—1.9%
iShares Russell 1000 Growth ETF (Cost $56,615,083)	400,404	54,490,980

Short-Term Investment—0.1%

Repurchase Agreement—0.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/29/18 at 0.600%, due on 04/02/18 with a maturity value of $2,840,917; collateralized by a U.S. Treasury Note at 1.875%, maturing 02/28/22, with a market value of $2,897,869.	2,840,728	2,840,728

Total Short-Term Investments (Cost $2,840,728)		2,840,728

Securities Lending Reinvestments (c)—8.9%

Certificates of Deposit—4.7%
Banco Del Estado De Chile New York 2.354%, 1M LIBOR + 0.500%, 09/21/18 (d)	4,000,000	3,999,740
Bank of Nova Scotia 2.482%, 3M LIBOR + 0.280%, 03/20/19 (d)	5,000,000	4,997,820
Barclays Capital, plc 1.956%, 1M LIBOR + 0.270%, 08/03/18 (d)	5,000,000	4,999,630
BNP Paribas New York 1.886%, 1M LIBOR + 0.200%, 05/04/18 (d)	2,500,000	2,500,060
Canadian Imperial Bank of Commerce 1.920%, 1M LIBOR + 0.170%, 04/13/18 (d)	3,000,000	2,999,904
China Construction Bank 1.950%, 04/20/18	6,500,000	6,499,324
Cooperative Rabobank UA 1.860%, 3M LIBOR + 0.140%, 10/16/18 (d)	7,500,000	7,500,000
Credit Agricole S.A. 2.032%, 1M LIBOR + 0.330%, 10/09/18 (d)	3,000,000	2,999,577
Credit Suisse AG New York 1.930%, 1M LIBOR + 0.190%, 05/11/18 (d)	2,500,000	2,499,720
1.976%, 1M LIBOR + 0.190%, 04/16/18 (d)	3,250,000	3,249,863
2.230%, FEDEFF PRV + 0.550%, 09/07/18 (d)	2,000,000	2,000,000
Mitsubishi UFJ Trust and Banking Corp. 1.886%, 1M LIBOR + 0.200%, 06/07/18 (d)	2,500,000	2,499,455
1.976%, 1M LIBOR + 0.190%, 04/16/18 (d)	7,000,000	6,999,573
2.077%, 1M LIBOR + 0.200%, 05/30/18 (d)	4,000,000	3,999,336

Certificates of Deposit—(Continued)
Mizuho Bank, Ltd., New York 1.891%, 1M LIBOR + 0.200%, 04/06/18 (d)	1,000,000	999,985
2.077%, 1M LIBOR + 0.200%, 05/29/18 (d)	10,000,000	9,999,160
Natixis New York 1.896%, 1M LIBOR + 0.210%, 08/06/18 (d)	4,000,000	3,999,656
Norinchukin Bank New York 1.670%, 1M LIBOR + 0.300%, 09/04/18 (d)	6,500,000	6,496,061
Royal Bank of Canada New York 1.990%, 1M LIBOR + 0.250%, 01/11/19 (d)	4,000,000	3,992,360
Societe Generale 1.950%, 1M LIBOR + 0.210%, 07/10/18 (d)	4,000,000	3,999,668
Standard Chartered plc 2.154%, 1M LIBOR + 0.300%, 08/22/18 (d)	4,000,000	3,999,616
2.250%, 08/21/18	4,000,000	3,998,320
Sumitomo Mitsui Banking Corp., London 2.038%, 1M LIBOR + 0.230%, 05/17/18 (d)	2,500,000	2,498,125
2.071%, 1M LIBOR + 0.230%, 05/21/18 (d)	2,500,000	2,500,000
Sumitomo Mitsui Banking Corp., New York 1.916%, 1M LIBOR + 0.230%, 09/05/18 (d)	2,000,000	1,999,190
2.010%, 1M LIBOR + 0.270%, 09/10/18 (d)	4,000,000	3,998,804
2.062%, 1M LIBOR + 0.190%, 04/26/18 (d)	7,500,000	7,499,940
2.157%, 1M LIBOR + 0.280%, 07/30/18 (d)	5,000,000	4,999,810
Svenska Handelsbanken AB 2.027%, 1M LIBOR + 0.150%, 04/30/18 (d)	5,000,000	4,999,860
Wells Fargo Bank N.A. 1.835%, 3M LIBOR + 0.130%, 07/11/18 (d)	5,000,000	4,999,925
Westpac Banking Corp. 2.130%, FEDEFF PRV + 0.450%, 02/15/19 (d)	5,000,000	4,999,555

		133,724,037

Commercial Paper—1.7%
Alpine, Ltd. 2.240%, 06/07/18	2,486,000	2,489,675
Canadian Imperial Bank of Commerce 2.208%, 1M LIBOR + 0.400%, 09/17/18 (d)	7,000,000	6,999,363
Danske Corp. 2.080%, 06/04/18	7,955,627	7,969,736
Industrial & Commercial Bank of China, Ltd. 1.960%, 04/20/18	6,479,121	6,493,006
LMA S.A. & LMA Americas 2.150%, 06/01/18	4,972,826	4,981,145
Macquarie Bank, Ltd., London 2.020%, 05/16/18	4,975,031	4,987,345
Ridgefield Funding Co. LLC 2.018%, 1M LIBOR + 0.210%, 05/17/18 (d)	5,000,000	4,999,280
UBS AG 1.880%, 1M LIBOR + 0.210%, 05/02/18 (d)	10,000,000	9,998,560

		48,918,110

Master Demand Notes—0.2%
Natixis Financial Products LLC 1.930%, OBFR + 0.250%, 04/02/18 (d)	4,000,000	4,000,000

BHFTII-139

Brighthouse Funds Trust II

Jennison Growth Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—2.3%
Deutsche Bank AG, London Repurchase Agreement dated 03/29/18 at 1.750%, due on 04/02/18 with a maturity value of $1,300,253; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 03/07/22 - 05/24/27, and an aggregate market value of $1,326,007.	1,300,000	$1,300,000
Repurchase Agreement dated 03/29/18 at 1.750%, due on 04/02/18 with a maturity value of $700,136; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 06/30/20 - 05/02/25, and an aggregate market value of $714,002.	700,000	700,000
Repurchase Agreement dated 03/29/18 at 1.800%, due on 04/02/18 with a maturity value of $700,140; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.125%, maturity dates ranging from 04/14/22 - 08/07/23, and an aggregate market value of $714,005.	700,000	700,000
Repurchase Agreement dated 01/09/18 at 2.070%, due on 04/02/18 with a maturity value of $1,205,727; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $1,332,854.	1,200,000	1,200,000
Repurchase Agreement dated 03/15/18 at 2.070%, due on 04/02/18 with a maturity value of $5,005,175; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $5,553,560.	5,000,000	5,000,000
Repurchase Agreement dated 09/12/17 at 2.210%, due on 07/02/18 with a maturity value of $8,143,896; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $8,885,696.	8,000,000	8,000,000
ING Financial Markets LLC Repurchase Agreement dated 03/29/18 at 1.710%, due on 04/02/18 with a maturity value of $2,571,843; collateralized by U.S. Government Agency Obligations with rates ranging from 0.750% - 3.750%, maturity dates ranging from 04/09/18 - 09/24/26, and an aggregate market value of $2,622,787.	2,571,355	2,571,355
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 2.230%, due on 06/29/18 with a maturity value of $4,670,316; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 8.875%, maturity dates ranging from 01/15/19 - 02/15/48, and various Common Stock with an aggregate market value of $4,868,925.	4,500,000	4,500,000
Repurchase Agreement dated 08/01/17 at 2.230%, due on 06/29/18 with a maturity value of $8,674,807; collateralized by various Common Stock with an aggregate market value of $9,350,001.	8,500,000	8,500,000
Morgan Stanley & Co. LLC Repurchase Agreement dated 03/20/18 at 2.330%, due on 06/20/18 with a maturity value of $2,011,909; collateralized by various Common Stock with an aggregate market value of $2,200,710.	2,000,000	2,000,000

Repurchase Agreements—(Continued)
NBC Global Finance, Ltd. Repurchase Agreement dated 11/30/17 at 1.850%, due on 04/02/18 with a maturity value of $6,239,189; collateralized by various Common Stock with an aggregate market value of $6,896,012.	6,200,000	6,200,000
Repurchase Agreement dated 03/16/18 at 1.850%, due on 04/02/18 with a maturity value of $5,004,368; collateralized by various Common Stock with an aggregate market value of $5,561,300.	5,000,000	5,000,000
Repurchase Agreement dated 03/16/18 at 1.880%, due on 04/05/18 with a maturity value of $5,005,222; collateralized by various Common Stock with an aggregate market value of $5,561,300.	5,000,000	5,000,000
Societe Generale Repurchase Agreement dated 03/08/18 at 1.820%, due on 04/02/18 with a maturity value of $6,007,583; collateralized by various Common Stock with an aggregate market value of $6,670,344.	6,000,000	6,000,000
Repurchase Agreement dated 03/16/18 at 1.820%, due on 04/02/18 with a maturity value of $4,003,438; collateralized by various Common Stock with an aggregate market value of $4,446,896.	4,000,000	4,000,000
Repurchase Agreement dated 03/21/18 at 1.820%, due on 04/02/18 with a maturity value of $4,002,427; collateralized by various Common Stock with an aggregate market value of $4,446,896.	4,000,000	4,000,000

		64,671,355

Total Securities Lending Reinvestments (Cost $251,345,337)		251,313,502

Total Investments—108.9% (Cost $2,010,532,813)		3,077,409,417
Other assets and liabilities (net)—(8.9)%		(251,763,736)

Net Assets—100.0%		$2,825,645,681

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2018, the market value of securities loaned was $252,809,790 and the collateral received consisted of cash in the amount of $251,289,959. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2018.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2018. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(ADR)—	American Depositary Receipt
(ETF)—	Exchange-Traded Fund
(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London InterBank Offered Rate
(OBFR)—	U.S. Overnight Bank Funding Rate

BHFTII-140

Brighthouse Funds Trust II

Jennison Growth Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2018:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$82,071,643	$—	$—	$82,071,643
Automobiles	35,910,784	—	—	35,910,784
Banks	73,269,898	—	—	73,269,898
Beverages	29,264,746	—	—	29,264,746
Biotechnology	145,638,508	—	—	145,638,508
Capital Markets	111,793,298	—	—	111,793,298
Chemicals	24,156,173	—	—	24,156,173
Energy Equipment & Services	24,174,536	—	—	24,174,536
Food & Staples Retailing	49,884,581	—	—	49,884,581
Health Care Equipment & Supplies	2,398,691	—	—	2,398,691
Health Care Providers & Services	33,317,018	—	—	33,317,018
Hotels, Restaurants & Leisure	116,095,231	—	—	116,095,231
Internet & Direct Marketing Retail	324,534,729	—	—	324,534,729
Internet Software & Services	320,644,162	108,173,665	—	428,817,827
IT Services	215,127,634	—	—	215,127,634
Life Sciences Tools & Services	29,446,347	—	—	29,446,347
Machinery	70,640,073	—	—	70,640,073
Media	36,859,029	—	—	36,859,029
Oil, Gas & Consumable Fuels	37,601,372	—	—	37,601,372
Personal Products	51,248,707	—	—	51,248,707
Pharmaceuticals	59,053,932	—	—	59,053,932
Semiconductors & Semiconductor Equipment	112,664,779	—	—	112,664,779
Software	426,622,924	—	—	426,622,924
Specialty Retail	56,154,690	—	—	56,154,690
Technology Hardware, Storage & Peripherals	125,331,324	—	—	125,331,324
Textiles, Apparel & Luxury Goods	23,431,461	43,254,272	—	66,685,733
Total Common Stocks	2,617,336,270	151,427,937	—	2,768,764,207
Total Investment Company Security	54,490,980	—	—	54,490,980
Total Short-Term Investment*	—	2,840,728	—	2,840,728
Total Securities Lending Reinvestments*	—	251,313,502	—	251,313,502
Total Investments	$2,671,827,250	$405,582,167	$—	$3,077,409,417

Collateral for Securities Loaned (Liability)	$—	$(251,289,959)	$—	$(251,289,959)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-141

Brighthouse Funds Trust II

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—98.5% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.3%
Aerojet Rocketdyne Holdings, Inc. (a)	77,857	$2,177,660
Astronics Corp. (a) (b)	24,220	903,406
BWX Technologies, Inc.	39,526	2,511,087
Hexcel Corp. (b)	25,865	1,670,620
KLX, Inc. (a)	24,403	1,734,077
Mercury Systems, Inc. (a)	29,574	1,429,016

		10,425,866

Auto Components—1.2%
Cooper Tire & Rubber Co. (b)	40,944	1,199,659
Fox Factory Holding Corp. (a)	24,893	868,766
LCI Industries	33,233	3,461,217

		5,529,642

Banks—13.8%
BancorpSouth Bank	89,585	2,848,803
Bank of the Ozarks, Inc.	35,367	1,707,165
Bryn Mawr Bank Corp.	66,092	2,904,743
Carolina Financial Corp.	27,114	1,065,038
Cathay General Bancorp	73,024	2,919,500
CenterState Bank Corp.	95,934	2,545,129
Chemical Financial Corp.	86,455	4,727,360
CVB Financial Corp.	128,647	2,912,568
First Financial Bancorp	98,762	2,898,665
First Financial Bankshares, Inc. (b)	41,971	1,943,257
Home BancShares, Inc.	116,648	2,660,741
Iberiabank Corp.	38,475	3,001,050
LegacyTexas Financial Group, Inc.	44,495	1,905,276
Pacific Premier Bancorp, Inc. (a)	28,208	1,133,962
PacWest Bancorp	53,740	2,661,742
Pinnacle Financial Partners, Inc.	57,757	3,707,999
Popular, Inc.	75,510	3,142,726
Prosperity Bancshares, Inc.	42,944	3,119,023
Renasant Corp.	34,747	1,478,832
Signature Bank (a)	15,796	2,242,242
Texas Capital Bancshares, Inc. (a)	33,961	3,053,094
Triumph Bancorp, Inc. (a)	83,242	3,429,570
UMB Financial Corp.	15,210	1,101,052
Wintrust Financial Corp.	49,580	4,266,359

		63,375,896

Beverages—0.8%
Cott Corp. (b)	146,009	2,149,252
MGP Ingredients, Inc. (b)	16,854	1,509,950

		3,659,202

Biotechnology—1.3%
Agios Pharmaceuticals, Inc. (a) (b)	16,220	1,326,472
Aimmune Therapeutics, Inc. (a) (b)	29,972	954,009
Argenx SE (ADR) (a)	10,939	879,933
Genomic Health, Inc. (a)	32,105	1,004,565
Global Blood Therapeutics, Inc. (a)	19,474	940,594
Ironwood Pharmaceuticals, Inc. (a)	70,175	1,082,800

		6,188,373

Building Products—1.8%
Apogee Enterprises, Inc.	24,593	1,066,107
Armstrong World Industries, Inc. (a)	43,018	2,421,913
Masonite International Corp. (a)	26,067	1,599,210
Patrick Industries, Inc. (a)	21,558	1,333,362
Trex Co., Inc. (a)	15,910	1,730,531

		8,151,123

Capital Markets—1.8%
Artisan Partners Asset Management, Inc. - Class A	33,732	1,123,276
Donnelley Financial Solutions, Inc. (a)	64,345	1,104,804
Hercules Capital, Inc.	72,230	873,983
MarketAxess Holdings, Inc.	8,760	1,904,774
Stifel Financial Corp.	53,544	3,171,411

		8,178,248

Chemicals—2.6%
AdvanSix, Inc. (a)	78,722	2,737,951
Ashland Global Holdings, Inc.	22,086	1,541,382
Cabot Corp.	33,522	1,867,846
Ingevity Corp. (a)	47,280	3,484,063
Minerals Technologies, Inc.	33,085	2,215,041

		11,846,283

Commercial Services & Supplies—2.8%
Clean Harbors, Inc. (a)	24,366	1,189,304
Healthcare Services Group, Inc.	32,316	1,405,100
KAR Auction Services, Inc.	73,609	3,989,608
Kimball International, Inc. - Class B	74,366	1,267,197
Knoll, Inc.	35,303	712,767
LSC Communications, Inc.	58,202	1,015,625
Viad Corp.	66,814	3,504,394

		13,083,995

Communications Equipment—0.5%
Digi International, Inc. (a)	95,393	982,548
Viavi Solutions, Inc. (a)	153,610	1,493,089

		2,475,637

Construction & Engineering—0.8%
Granite Construction, Inc. (b)	26,911	1,503,248
MYR Group, Inc. (a)	27,808	857,043
Primoris Services Corp.	52,318	1,306,904

		3,667,195

Construction Materials—0.3%
U.S. Concrete, Inc. (a) (b)	26,382	1,593,473

Consumer Finance—0.9%
Green Dot Corp. - Class A (a)	24,706	1,585,137
PRA Group, Inc. (a) (b)	63,504	2,413,152

		3,998,289

BHFTII-142

Brighthouse Funds Trust II

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Distributors—0.7%
Core-Mark Holding Co., Inc.	61,419	$1,305,768
Pool Corp.	12,080	1,766,337

		3,072,105

Diversified Consumer Services—1.6%
Adtalem Global Education, Inc. (a)	47,863	2,275,886
Bright Horizons Family Solutions, Inc. (a)	21,609	2,154,849
Grand Canyon Education, Inc. (a)	22,933	2,406,130
Houghton Mifflin Harcourt Co. (a)	105,110	730,515

		7,567,380

Diversified Financial Services—0.3%
Cannae Holdings, Inc. (a)	73,899	1,393,735

Diversified Telecommunication Services—0.6%
Cogent Communications Holdings, Inc.	33,978	1,474,645
ORBCOMM, Inc. (a) (b)	118,226	1,107,778

		2,582,423

Electric Utilities—0.9%
ALLETE, Inc. (b)	55,503	4,010,092

Electrical Equipment—0.7%
Generac Holdings, Inc. (a)	29,817	1,368,899
TPI Composites, Inc. (a) (b)	74,238	1,666,643

		3,035,542

Electronic Equipment, Instruments & Components—3.3%
Belden, Inc.	29,998	2,068,062
II-VI, Inc. (a) (b)	63,939	2,615,105
Kimball Electronics, Inc. (a)	23,162	374,066
Littelfuse, Inc.	25,860	5,383,535
Methode Electronics, Inc.	39,257	1,534,949
Rogers Corp. (a)	16,434	1,964,521
Vishay Intertechnology, Inc. (b)	60,772	1,130,359

		15,070,597

Energy Equipment & Services—2.1%
C&J Energy Services, Inc. (a)	91,483	2,362,091
Cactus, Inc. - Class A (a) (b)	45,218	1,217,721
Dril-Quip, Inc. (a) (b)	20,408	914,278
Natural Gas Services Group, Inc. (a)	67,192	1,602,529
RPC, Inc. (b)	91,061	1,641,830
U.S. Silica Holdings, Inc. (b)	67,138	1,713,362

		9,451,811

Equity Real Estate Investment Trusts—4.0%
American Campus Communities, Inc.	42,264	1,632,236
CubeSmart	96,732	2,727,842
CyrusOne, Inc.	37,480	1,919,351
Hersha Hospitality Trust	75,629	1,353,759
iStar, Inc. (a)	183,427	1,865,453
JBG SMITH Properties	62,434	2,104,650
National Retail Properties, Inc.	31,847	1,250,313

Equity Real Estate Investment Trusts—(Continued)
Retail Opportunity Investments Corp.	178,706	3,157,735
Rexford Industrial Realty, Inc.	55,974	1,611,491
Sabra Health Care REIT, Inc.	57,386	1,012,863

		18,635,693

Food & Staples Retailing—0.1%
SpartanNash Co.	18,701	321,844

Food Products—1.7%
Darling Ingredients, Inc. (a)	51,266	886,902
J&J Snack Foods Corp.	15,010	2,049,765
Nomad Foods, Ltd. (a)	99,563	1,567,122
Post Holdings, Inc. (a)	29,589	2,241,663
SunOpta, Inc. (a)	154,205	1,094,855

		7,840,307

Health Care Equipment & Supplies—4.5%
AtriCure, Inc. (a)	53,388	1,095,522
Halyard Health, Inc. (a)	55,540	2,559,283
Inogen, Inc. (a)	11,742	1,442,387
Insulet Corp. (a)	27,875	2,416,205
iRhythm Technologies, Inc. (a)	23,547	1,482,284
Merit Medical Systems, Inc. (a)	31,555	1,431,019
Neogen Corp. (a)	21,179	1,418,781
Novocure, Ltd. (a)	51,096	1,113,893
Penumbra, Inc. (a)	13,464	1,557,112
Quidel Corp. (a)	41,331	2,141,359
Varex Imaging Corp. (a)	76,538	2,738,530
Wright Medical Group NV (a)	62,236	1,234,762

		20,631,137

Health Care Providers & Services—2.4%
Amedisys, Inc. (a)	17,433	1,051,907
AMN Healthcare Services, Inc. (a)	72,293	4,102,628
HealthEquity, Inc. (a) (b)	39,234	2,375,226
Teladoc, Inc. (a) (b)	49,550	1,996,865
Tivity Health, Inc. (a)	34,021	1,348,933

		10,875,559

Health Care Technology—0.6%
Medidata Solutions, Inc. (a) (b)	27,544	1,730,039
Vocera Communications, Inc. (a)	38,191	894,433

		2,624,472

Hotels, Restaurants & Leisure—3.4%
BBX Capital Corp.	127,244	1,171,917
Caesars Entertainment Corp. (a) (b)	196,184	2,207,070
Churchill Downs, Inc.	15,577	3,801,567
Cracker Barrel Old Country Store, Inc. (b)	6,635	1,056,292
Marriott Vacations Worldwide Corp. (b)	25,477	3,393,536
Planet Fitness, Inc. - Class A (a)	61,882	2,337,283
Wingstop, Inc. (b)	35,798	1,690,740

		15,658,405

BHFTII-143

Brighthouse Funds Trust II

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Household Durables—0.7%
Helen of Troy, Ltd. (a)	18,355	$1,596,885
Installed Building Products, Inc. (a)	27,771	1,667,648

		3,264,533

Household Products—0.5%
HRG Group, Inc. (a) (b)	132,642	2,187,267

Industrial Conglomerates—0.4%
Raven Industries, Inc.	59,151	2,073,242

Insurance—3.1%
Employers Holdings, Inc.	80,794	3,268,117
First American Financial Corp.	36,778	2,158,133
Kinsale Capital Group, Inc.	28,486	1,462,186
ProAssurance Corp.	45,299	2,199,267
Reinsurance Group of America, Inc.	19,152	2,949,408
Stewart Information Services Corp.	19,533	858,280
Trupanion, Inc. (a) (b)	40,169	1,200,652

		14,096,043

Internet & Direct Marketing Retail—0.2%
Liberty Interactive Corp. - Class A (a)	37,390	941,106

Internet Software & Services—3.6%
2U, Inc. (a) (b)	30,681	2,578,124
CommerceHub, Inc. - Series C (a)	49,308	1,108,937
Envestnet, Inc. (a)	33,074	1,895,140
Five9, Inc. (a)	74,633	2,223,317
IAC/InterActiveCorp (a)	18,434	2,882,709
LogMeIn, Inc.	14,510	1,676,631
Mimecast, Ltd. (a)	51,142	1,811,961
Q2 Holdings, Inc. (a)	48,907	2,227,714

		16,404,533

IT Services—3.9%
Conduent, Inc. (a)	142,155	2,649,769
CSG Systems International, Inc.	30,989	1,403,492
DST Systems, Inc.	23,268	1,946,368
Euronet Worldwide, Inc. (a)	54,215	4,278,648
InterXion Holding NV (a)	31,780	1,973,856
Virtusa Corp. (a)	23,999	1,162,991
WEX, Inc. (a)	16,345	2,559,954
WNS Holdings, Ltd. (ADR) (a)	41,106	1,863,335

		17,838,413

Life Sciences Tools & Services—0.9%
Accelerate Diagnostics, Inc. (a) (b)	30,068	687,054
Cambrex Corp. (a)	26,598	1,391,075
PRA Health Sciences, Inc. (a)	24,213	2,008,711

		4,086,840

Machinery—4.8%
Alamo Group, Inc.	14,965	1,644,654
Albany International Corp. - Class A	48,720	3,054,744
Altra Industrial Motion Corp.	30,797	1,415,122

Machinery—(Continued)
Columbus McKinnon Corp.	60,543	2,169,861
EnPro Industries, Inc.	30,064	2,326,352
John Bean Technologies Corp. (b)	30,622	3,472,535
Proto Labs, Inc. (a)	16,724	1,965,906
RBC Bearings, Inc. (a)	28,430	3,531,006
Standex International Corp.	27,048	2,579,027

		22,159,207

Marine—0.3%
Kirby Corp. (a) (b)	19,909	1,531,998

Media—2.1%
Emerald Expositions Events, Inc. (b)	42,010	818,355
Entercom Communications Corp. - Class A (b)	146,187	1,410,705
GCI Liberty, Inc. - Class A (a)	60,890	3,218,645
Gray Television, Inc. (a)	168,874	2,144,700
John Wiley & Sons, Inc. - Class A	33,185	2,113,884

		9,706,289

Metals & Mining—0.3%
Ferroglobe Representation & Warranty Insurance Trust (a) (c)	141,548	0
Haynes International, Inc.	37,282	1,383,535

		1,383,535

Multi-Utilities—0.5%
NorthWestern Corp.	45,896	2,469,205

Multiline Retail—0.6%
Big Lots, Inc.	18,015	784,193
Ollie’s Bargain Outlet Holdings, Inc. (a) (b)	34,867	2,102,480

		2,886,673

Oil, Gas & Consumable Fuels—2.0%
Arch Coal, Inc. - Class A	26,357	2,421,681
Gulfport Energy Corp. (a)	109,785	1,059,425
PDC Energy, Inc. (a) (b)	22,553	1,105,774
QEP Resources, Inc. (a)	160,245	1,568,799
SRC Energy, Inc. (a)	308,833	2,912,295

		9,067,974

Pharmaceuticals—1.7%
Aclaris Therapeutics, Inc. (a) (b)	34,685	607,681
Aerie Pharmaceuticals, Inc. (a) (b)	17,651	957,567
Catalent, Inc. (a)	55,032	2,259,614
Intersect ENT, Inc. (a)	12,812	503,512
Prestige Brands Holdings, Inc. (a) (b)	57,057	1,923,962
Supernus Pharmaceuticals, Inc. (a)	37,764	1,729,591

		7,981,927

Professional Services—1.6%
Insperity, Inc.	45,798	3,185,251
Korn/Ferry International	64,690	3,337,357
WageWorks, Inc. (a)	22,016	995,123

		7,517,731

BHFTII-144

Brighthouse Funds Trust II

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Road & Rail—1.1%
Genesee & Wyoming, Inc. - Class A (a)	28,230	$1,998,402
Old Dominion Freight Line, Inc.	21,798	3,203,652

		5,202,054

Semiconductors & Semiconductor Equipment—3.2%
Advanced Energy Industries, Inc. (a)	24,186	1,545,485
Mellanox Technologies, Ltd. (a)	48,156	3,508,165
MKS Instruments, Inc.	14,778	1,709,076
Monolithic Power Systems, Inc.	15,038	1,740,949
Semtech Corp. (a)	37,087	1,448,247
Silicon Laboratories, Inc. (a)	19,016	1,709,538
Teradyne, Inc.	72,180	3,299,348

		14,960,808

Software—4.2%
Blackbaud, Inc.	17,113	1,742,275
Callidus Software, Inc. (a)	38,603	1,387,778
CommVault Systems, Inc. (a)	29,201	1,670,297
Guidewire Software, Inc. (a) (b)	24,654	1,992,783
HubSpot, Inc. (a) (b)	17,718	1,918,859
Rapid7, Inc. (a)	50,199	1,283,588
RealPage, Inc. (a)	31,883	1,641,975
RingCentral, Inc. - Class A (a)	30,010	1,905,635
Talend S.A. (ADR) (a)	18,932	911,008
TiVo Corp.	108,502	1,470,202
Ultimate Software Group, Inc. (The) (a) (b)	7,575	1,846,028
Verint Systems, Inc. (a)	38,164	1,625,786

		19,396,214

Specialty Retail—1.4%
At Home Group, Inc. (a) (b)	48,014	1,538,369
Camping World Holdings, Inc. - Class A	37,796	1,218,921
Genesco, Inc. (a)	15,874	644,484
National Vision Holdings, Inc. (a)	39,852	1,287,618
Sally Beauty Holdings, Inc. (a) (b)	95,133	1,564,938

		6,254,330

Technology Hardware, Storage & Peripherals—0.2%
Cray, Inc. (a)	48,293	999,665

Textiles, Apparel & Luxury Goods—0.9%
Columbia Sportswear Co.	22,648	1,730,987
Crocs, Inc. (a)	57,480	934,050
Steven Madden, Ltd.	29,246	1,283,899

		3,948,936

Thrifts & Mortgage Finance—1.3%
Essent Group, Ltd. (a)	34,858	1,483,557
Federal Agricultural Mortgage Corp. - Class C	21,608	1,880,328
Meta Financial Group, Inc.	10,625	1,160,250
OceanFirst Financial Corp.	57,331	1,533,604

		6,057,739

Trading Companies & Distributors—0.9%
Beacon Roofing Supply, Inc. (a)	16,344	867,376
BMC Stock Holdings, Inc. (a)	58,659	1,146,783
SiteOne Landscape Supply, Inc. (a)	28,538	2,198,568

		4,212,727

Water Utilities—0.3%
Evoqua Water Technologies Corp. (a)	72,613	1,545,931

Total Common Stocks (Cost $308,981,866)		453,119,244

Short-Term Investment—2.1%

Repurchase Agreement—2.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/29/18 at 0.600%, due on 04/02/18 with a maturity value of $9,533,370; collateralized by a U.S. Treasury Note at 1.875%, maturing 02/28/22, with a market value of $9,724,722.	9,532,735	9,532,735

Total Short-Term Investments (Cost $9,532,735)		9,532,735

Securities Lending Reinvestments (d)—10.1%

Certificates of Deposit—4.9%
Bank of Nova Scotia 2.482%, 3M LIBOR + 0.280%, 03/20/19 (e)	1,500,000	1,499,346
Barclays Capital, plc 1.956%, 1M LIBOR + 0.270%, 08/03/18 (e)	1,000,000	999,926
BNP Paribas New York 1.886%, 1M LIBOR + 0.200%, 05/04/18 (e)	2,000,000	2,000,048
Canadian Imperial Bank of Commerce 1.920%, 1M LIBOR + 0.170%, 04/13/18 (e)	1,500,000	1,499,952
China Construction Bank 1.950%, 04/20/18	1,000,000	999,896
Citigroup Global Markets, Ltd. 2.070%, 1M LIBOR + 0.330%, 09/12/18 (e)	1,000,000	999,825
Cooperative Rabobank UA 1.860%, 3M LIBOR + 0.140%, 10/16/18 (e)	1,000,000	1,000,000
Credit Agricole S.A. 2.032%, 1M LIBOR + 0.330%, 10/09/18 (e)	500,000	499,930
Credit Suisse AG New York 1.930%, 1M LIBOR + 0.190%, 05/11/18 (e)	1,250,000	1,249,860
2.230%, FEDEFF PRV + 0.550%, 09/07/18 (e)	500,000	500,000
Mitsubishi UFJ Trust and Banking Corp. 1.976%, 1M LIBOR + 0.190%, 04/16/18 (e)	700,000	699,957
Norinchukin Bank New York 1.670%, 1M LIBOR + 0.300%, 09/04/18 (e)	1,000,000	999,394
1.846%, 1M LIBOR + 0.160%, 04/05/18 (e)	500,000	499,991
Royal Bank of Canada New York 1.990%, 1M LIBOR + 0.250%, 01/11/19 (e)	1,500,000	1,497,135
2.301%, 1M LIBOR + 0.440%, 09/17/18 (e)	500,000	499,930
Standard Chartered plc 2.250%, 08/21/18	1,000,000	999,580

BHFTII-145

Brighthouse Funds Trust II

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Sumitomo Mitsui Banking Corp., New York 1.920%, 1M LIBOR + 0.180%, 04/11/18 (e)	500,000	$499,982
2.000%, 05/21/18	1,000,000	1,000,005
2.062%, 1M LIBOR + 0.190%, 04/26/18 (e)	500,000	499,996
Svenska Handelsbanken AB 2.027%, 1M LIBOR + 0.150%, 04/30/18 (e)	2,000,000	1,999,944
Wells Fargo Bank N.A. 1.835%, 3M LIBOR + 0.130%, 07/11/18 (e)	1,250,000	1,249,981
Westpac Banking Corp. 2.130%, FEDEFF PRV + 0.450%, 02/15/19 (e)	1,000,000	999,911

		22,694,589

Commercial Paper—1.6%
Canadian Imperial Bank of Commerce 2.208%, 1M LIBOR + 0.400%, 09/17/18 (e)	500,000	499,955
Danske Corp. 2.080%, 06/04/18	994,453	996,217
Industrial & Commercial Bank of China, Ltd. 1.960%, 04/20/18	996,788	998,924
LMA S.A. & LMA Americas 2.150%, 06/01/18	1,491,848	1,494,343
Macquarie Bank, Ltd., London 2.020%, 05/16/18	1,492,509	1,496,203
UBS AG 1.880%, 1M LIBOR + 0.210%, 05/02/18 (e)	2,000,000	1,999,712

		7,485,354

Repurchase Agreements—3.6%
Citigroup Global Markets, Inc. Repurchase Agreement dated 01/25/17 at 2.230%, due on 06/29/18 with a maturity value of $206,442; collateralized by various Common Stock with an aggregate market value of $220,000.	200,000	200,000
Deutsche Bank AG, London Repurchase Agreement dated 01/09/18 at 2.070%, due on 04/02/18 with a maturity value of $200,955; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $222,142.	200,000	200,000
Repurchase Agreement dated 03/15/18 at 2.070%, due on 04/02/18 with a maturity value of $1,001,035; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $1,110,712.	1,000,000	1,000,000
Repurchase Agreement dated 09/12/17 at 2.210%, due on 07/02/18 with a maturity value of $1,272,484; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $1,388,390.	1,250,000	1,250,000

Repurchase Agreements—(Continued)
ING Financial Markets LLC Repurchase Agreement dated 03/29/18 at 1.710%, due on 04/02/18 with a maturity value of $768,022; collateralized by U.S. Government Agency Obligations with rates ranging from 0.750% - 3.750%, maturity dates ranging from 04/09/18 - 09/24/26, and an aggregate market value of $783,235.	767,876	767,876
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 2.230%, due on 06/29/18 with a maturity value of $207,570; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 8.875%, maturity dates ranging from 01/15/19 - 02/15/48, and various Common Stock with an aggregate market value of $216,397.	200,000	200,000
Repurchase Agreement dated 08/01/17 at 2.230%, due on 06/29/18 with a maturity value of $2,296,273; collateralized by various Common Stock with an aggregate market value of $2,475,000.	2,250,000	2,250,000
NBC Global Finance, Ltd. Repurchase Agreement dated 11/30/17 at 1.850%, due on 04/02/18 with a maturity value of $1,106,953; collateralized by various Common Stock with an aggregate market value of $1,223,486.	1,100,000	1,100,000
Repurchase Agreement dated 03/16/18 at 1.850%, due on 04/02/18 with a maturity value of $1,000,874; collateralized by various Common Stock with an aggregate market value of $1,112,260.	1,000,000	1,000,000
Repurchase Agreement dated 03/16/18 at 1.880%, due on 04/05/18 with a maturity value of $1,001,044; collateralized by various Common Stock with an aggregate market value of $1,112,260.	1,000,000	1,000,000
Pershing LLC Repurchase Agreement dated 03/29/18 at 1.780%, due on 04/02/18 with a maturity value of $5,000,989; collateralized by U.S. Government Agency and Treasury Obligations with rates ranging from 0.000% - 11.500%, maturity dates ranging from 03/31/18 - 02/20/68, and an aggregate market value of $5,100,000.	5,000,000	5,000,000
Societe Generale Repurchase Agreement dated 03/08/18 at 1.820%, due on 04/02/18 with a maturity value of $1,001,264; collateralized by various Common Stock with an aggregate market value of $1,111,724.	1,000,000	1,000,000
Repurchase Agreement dated 03/21/18 at 1.820%, due on 04/02/18 with a maturity value of $1,600,971; collateralized by various Common Stock with an aggregate market value of $1,778,758.	1,600,000	1,600,000

		16,567,876

Total Securities Lending Reinvestments (Cost $46,754,178)		46,747,819

Total Investments—110.7% (Cost $365,268,779)		509,399,798
Other assets and liabilities (net)—(10.7)%		(49,109,295)

Net Assets—100.0%		$460,290,503

BHFTII-146

Brighthouse Funds Trust II

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2018, the market value of securities loaned was $46,471,199 and the collateral received consisted of cash in the amount of $46,743,474. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Illiquid security. As of March 31, 2018, these securities represent 0.0% of net assets.
(d)	Represents investment of cash collateral received from securities on loan as of March 31, 2018.
(e)	Variable or floating rate security. The stated rate represents the rate at March 31, 2018. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(ADR)—	American Depositary Receipt
(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London InterBank Offered Rate

BHFTII-147

Brighthouse Funds Trust II

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2018:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$10,425,866	$—	$—	$10,425,866
Auto Components	5,529,642	—	—	5,529,642
Banks	63,375,896	—	—	63,375,896
Beverages	3,659,202	—	—	3,659,202
Biotechnology	6,188,373	—	—	6,188,373
Building Products	8,151,123	—	—	8,151,123
Capital Markets	8,178,248	—	—	8,178,248
Chemicals	11,846,283	—	—	11,846,283
Commercial Services & Supplies	13,083,995	—	—	13,083,995
Communications Equipment	2,475,637	—	—	2,475,637
Construction & Engineering	3,667,195	—	—	3,667,195
Construction Materials	1,593,473	—	—	1,593,473
Consumer Finance	3,998,289	—	—	3,998,289
Distributors	3,072,105	—	—	3,072,105
Diversified Consumer Services	7,567,380	—	—	7,567,380
Diversified Financial Services	1,393,735	—	—	1,393,735
Diversified Telecommunication Services	2,582,423	—	—	2,582,423
Electric Utilities	4,010,092	—	—	4,010,092
Electrical Equipment	3,035,542	—	—	3,035,542
Electronic Equipment, Instruments & Components	15,070,597	—	—	15,070,597
Energy Equipment & Services	9,451,811	—	—	9,451,811
Equity Real Estate Investment Trusts	18,635,693	—	—	18,635,693
Food & Staples Retailing	321,844	—	—	321,844
Food Products	7,840,307	—	—	7,840,307
Health Care Equipment & Supplies	20,631,137	—	—	20,631,137
Health Care Providers & Services	8,878,694	—	—	8,878,694
Health Care Technology	4,621,337	—	—	4,621,337
Hotels, Restaurants & Leisure	15,658,405	—	—	15,658,405
Household Durables	3,264,533	—	—	3,264,533
Household Products	2,187,267	—	—	2,187,267
Industrial Conglomerates	2,073,242	—	—	2,073,242
Insurance	14,096,043	—	—	14,096,043
Internet & Direct Marketing Retail	941,106	—	—	941,106
Internet Software & Services	16,404,533	—	—	16,404,533
IT Services	17,838,413	—	—	17,838,413
Life Sciences Tools & Services	4,086,840	—	—	4,086,840
Machinery	23,705,138	—	—	23,705,138
Marine	1,531,998	—	—	1,531,998
Media	9,706,289	—	—	9,706,289
Metals & Mining	1,383,535	0	—	1,383,535

BHFTII-148

Brighthouse Funds Trust II

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Multi-Utilities	$2,469,205	$—	$—	$2,469,205
Multiline Retail	2,886,673	—	—	2,886,673
Oil, Gas & Consumable Fuels	9,067,974	—	—	9,067,974
Pharmaceuticals	7,981,927	—	—	7,981,927
Professional Services	7,517,731	—	—	7,517,731
Road & Rail	5,202,054	—	—	5,202,054
Semiconductors & Semiconductor Equipment	14,960,808	—	—	14,960,808
Software	19,396,214	—	—	19,396,214
Specialty Retail	6,254,330	—	—	6,254,330
Technology Hardware, Storage & Peripherals	999,665	—	—	999,665
Textiles, Apparel & Luxury Goods	3,948,936	—	—	3,948,936
Thrifts & Mortgage Finance	6,057,739	—	—	6,057,739
Trading Companies & Distributors	4,212,727	—	—	4,212,727
Total Common Stocks	453,119,244	0	—	453,119,244
Total Short-Term Investment*	—	9,532,735	—	9,532,735
Total Securities Lending Reinvestments*	—	46,747,819	—	46,747,819
Total Investments	$453,119,244	$56,280,554	$—	$509,399,798

Collateral for Securities Loaned (Liability)	$—	$(46,743,474)	$—	$(46,743,474)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-149

Brighthouse Funds Trust II

Loomis Sayles Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—97.7% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.8%
Astronics Corp. (a) (b)	58,515	$2,182,609
Hexcel Corp.	61,910	3,998,767
KLX, Inc. (b)	58,412	4,150,757
Mercury Systems, Inc. (b)	70,790	3,420,573

		13,752,706

Auto Components—0.9%
LCI Industries	32,623	3,397,685

Banks—4.4%
Chemical Financial Corp.	60,937	3,332,035
Pacific Premier Bancorp, Inc. (b)	67,519	2,714,264
Pinnacle Financial Partners, Inc.	55,245	3,546,729
Renasant Corp.	83,994	3,574,785
UMB Financial Corp.	36,677	2,655,048

		15,822,861

Beverages—1.0%
MGP Ingredients, Inc. (a)	40,827	3,657,691

Biotechnology—4.1%
Agios Pharmaceuticals, Inc. (a) (b)	39,055	3,193,918
Aimmune Therapeutics, Inc. (a) (b)	71,742	2,283,548
Argenx SE (ADR) (b)	26,184	2,106,241
Genomic Health, Inc. (b)	77,576	2,427,353
Global Blood Therapeutics, Inc. (b)	46,613	2,251,408
Ironwood Pharmaceuticals, Inc. (a) (b)	167,971	2,591,792

		14,854,260

Building Products—2.0%
Patrick Industries, Inc. (b)	51,602	3,191,584
Trex Co., Inc. (b)	38,273	4,162,954

		7,354,538

Capital Markets—2.0%
Artisan Partners Asset Management, Inc. - Class A	81,243	2,705,392
MarketAxess Holdings, Inc.	20,967	4,559,064

		7,264,456

Chemicals—0.9%
Ingevity Corp. (b)	46,249	3,408,089

Commercial Services & Supplies—0.9%
Healthcare Services Group, Inc.	77,351	3,363,221

Construction & Engineering—1.9%
Granite Construction, Inc.	64,414	3,598,166
Primoris Services Corp.	125,913	3,145,307

		6,743,473

Consumer Finance—1.1%
Green Dot Corp. - Class A (b)	59,136	3,794,166

Distributors—1.2%
Pool Corp.	29,031	4,244,913

Diversified Consumer Services—3.0%
Bright Horizons Family Solutions, Inc. (b)	52,245	5,209,871
Grand Canyon Education, Inc. (b)	54,893	5,759,374

		10,969,245

Diversified Telecommunication Services—1.7%
Cogent Communications Holdings, Inc. (a)	81,880	3,553,592
ORBCOMM, Inc. (b)	284,391	2,664,744

		6,218,336

Electrical Equipment—0.9%
Generac Holdings, Inc. (b)	71,369	3,276,551

Energy Equipment & Services—1.4%
Cactus, Inc. - Class A (a) (b)	108,234	2,914,742
Dril-Quip, Inc. (a) (b)	48,849	2,188,435

		5,103,177

Health Care Equipment & Supplies—8.8%
AtriCure, Inc. (b)	129,384	2,654,960
Inogen, Inc. (b)	28,243	3,469,370
Insulet Corp. (b)	67,076	5,814,148
iRhythm Technologies, Inc. (b)	56,808	3,576,063
Merit Medical Systems, Inc. (b)	75,682	3,432,179
Neogen Corp. (b)	50,854	3,406,709
Novocure, Ltd. (b)	122,587	2,672,397
Penumbra, Inc. (b)	32,228	3,727,168
Wright Medical Group NV (a) (b)	148,969	2,955,545

		31,708,539

Health Care Providers & Services—5.8%
Amedisys, Inc. (b)	41,728	2,517,868
AMN Healthcare Services, Inc. (b)	86,445	4,905,754
HealthEquity, Inc. (a) (b)	93,910	5,685,311
Teladoc, Inc. (a) (b)	118,604	4,779,741
Tivity Health, Inc. (b)	81,432	3,228,779

		21,117,453

Health Care Technology—1.7%
Medidata Solutions, Inc. (a) (b)	66,167	4,155,949
Vocera Communications, Inc. (b)	91,909	2,152,509

		6,308,458

Hotels, Restaurants & Leisure—2.7%
Planet Fitness, Inc. - Class A (b)	148,121	5,594,530
Wingstop, Inc. (a)	86,143	4,068,534

		9,663,064

Household Durables—1.1%
Installed Building Products, Inc. (b)	66,816	4,012,301

BHFTII-150

Brighthouse Funds Trust II

Loomis Sayles Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Insurance—1.8%
Kinsale Capital Group, Inc.	68,963	$3,539,871
Trupanion, Inc. (a) (b)	96,149	2,873,893

		6,413,764

Internet Software & Services—8.2%
2U, Inc. (a) (b)	73,439	6,171,079
Envestnet, Inc. (b)	79,804	4,572,769
Five9, Inc. (b)	179,427	5,345,130
LogMeIn, Inc.	34,732	4,013,283
Mimecast, Ltd. (b)	122,668	4,346,127
Q2 Holdings, Inc. (b)	117,720	5,362,146

		29,810,534

IT Services—4.3%
Euronet Worldwide, Inc. (b)	46,820	3,695,034
InterXion Holding NV (b)	76,068	4,724,584
Virtusa Corp. (b)	57,444	2,783,736
WNS Holdings, Ltd. (ADR) (b)	99,041	4,489,529

		15,692,883

Life Sciences Tools & Services—1.8%
Accelerate Diagnostics, Inc. (a) (b)	72,135	1,648,284
PRA Health Sciences, Inc. (b)	57,956	4,808,030

		6,456,314

Machinery—3.6%
Albany International Corp. - Class A	64,242	4,027,973
Proto Labs, Inc. (b)	40,031	4,705,644
RBC Bearings, Inc. (b)	34,777	4,319,304

		13,052,921

Multiline Retail—1.4%
Ollie’s Bargain Outlet Holdings, Inc. (a) (b)	83,457	5,032,457

Oil, Gas & Consumable Fuels—0.7%
PDC Energy, Inc. (b)	53,982	2,646,737

Pharmaceuticals—2.5%
Aclaris Therapeutics, Inc. (a) (b)	83,023	1,454,563
Aerie Pharmaceuticals, Inc. (a) (b)	42,410	2,300,742
Intersect ENT, Inc. (b)	30,508	1,198,964
Supernus Pharmaceuticals, Inc. (b)	90,392	4,139,954

		9,094,223

Professional Services—0.7%
WageWorks, Inc. (b)	52,699	2,381,995

Semiconductors & Semiconductor Equipment—3.4%
MKS Instruments, Inc.	35,374	4,091,003
Monolithic Power Systems, Inc.	35,995	4,167,141
Silicon Laboratories, Inc. (b)	45,516	4,091,889

		12,350,033

Software—9.7%
Blackbaud, Inc.	40,963	4,170,443
Callidus Software, Inc. (b)	92,399	3,321,744
Guidewire Software, Inc. (b)	59,012	4,769,940
HubSpot, Inc. (b)	42,412	4,593,220
Rapid7, Inc. (b)	120,157	3,072,415
RealPage, Inc. (b)	76,316	3,930,274
RingCentral, Inc. - Class A (b)	71,834	4,561,459
Talend S.A. (ADR) (b)	45,318	2,180,702
Ultimate Software Group, Inc. (The) (a) (b)	18,132	4,418,768

		35,018,965

Specialty Retail—1.9%
At Home Group, Inc. (a) (b)	114,510	3,668,901
National Vision Holdings, Inc. (b)	95,391	3,082,083

		6,750,984

Textiles, Apparel & Luxury Goods—2.6%
Columbia Sportswear Co.	54,210	4,143,270
Crocs, Inc. (b)	137,585	2,235,756
Steven Madden, Ltd.	70,003	3,073,132

		9,452,158

Thrifts & Mortgage Finance—1.0%
Essent Group, Ltd. (b)	83,437	3,551,079

Trading Companies & Distributors—2.8%
Beacon Roofing Supply, Inc. (b)	39,120	2,076,098
BMC Stock Holdings, Inc. (b)	141,078	2,758,075
SiteOne Landscape Supply, Inc. (b)	68,624	5,286,793

		10,120,966

Total Common Stocks (Cost $241,213,546)		353,861,196

Short-Term Investment—3.2%

Repurchase Agreement—3.2%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/29/18 at 0.600%, due on 04/02/18 with a maturity value of $11,542,309; collateralized by a U.S. Treasury Note at 1.875%, maturing 02/28/22, with a market value of $11,777,176.	11,541,540	11,541,540

Total Short-Term Investments (Cost $11,541,540)		11,541,540

Securities Lending Reinvestments (c)—12.5%

Certificates of Deposit—7.3%
Bank of Nova Scotia 2.482%, 3M LIBOR + 0.280%, 03/20/19 (d)	1,250,000	1,249,455
Barclays Capital, plc 1.956%, 1M LIBOR + 0.270%, 08/03/18 (d)	2,000,000	1,999,852

BHFTII-151

Brighthouse Funds Trust II

Loomis Sayles Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Securities Lending Reinvestmentsm (c)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
BNP Paribas New York 1.886%, 1M LIBOR + 0.200%, 05/04/18 (d)	2,500,000	$2,500,060
Canadian Imperial Bank of Commerce 1.920%, 1M LIBOR + 0.170%, 04/13/18 (d)	1,500,000	1,499,952
China Construction Bank 1.950%, 04/20/18	1,500,000	1,499,844
Citigroup Global Markets, Ltd. 2.070%, 1M LIBOR + 0.330%, 09/12/18 (d)	1,000,000	999,825
Cooperative Rabobank UA 1.860%, 3M LIBOR + 0.140%, 10/16/18 (d)	1,000,000	1,000,000
Credit Agricole S.A. 2.032%, 1M LIBOR + 0.330%, 10/09/18 (d)	500,000	499,930
Credit Suisse AG New York 1.930%, 1M LIBOR + 0.190%, 05/11/18 (d)	1,500,000	1,499,832
2.230%, FEDEFF PRV + 0.550%, 09/07/18 (d)	500,000	500,000
Mitsubishi UFJ Trust and Banking Corp. 1.976%, 1M LIBOR + 0.190%, 04/16/18 (d)	800,000	799,951
Norinchukin Bank New York 1.670%, 1M LIBOR + 0.300%, 09/04/18 (d)	1,000,000	999,394
1.846%, 1M LIBOR + 0.160%, 04/05/18 (d)	500,000	499,992
Royal Bank of Canada New York 1.990%, 1M LIBOR + 0.250%, 01/11/19 (d)	2,000,000	1,996,180
Standard Chartered plc 2.250%, 08/21/18	1,000,000	999,580
Sumitomo Mitsui Banking Corp., New York 1.920%, 1M LIBOR + 0.180%, 04/11/18 (d)	500,000	499,982
2.000%, 05/21/18	1,000,000	1,000,005
2.062%, 1M LIBOR + 0.190%, 04/26/18 (d)	1,000,000	999,992
Svenska Handelsbanken AB 2.027%, 1M LIBOR + 0.150%, 04/30/18 (d)	2,250,000	2,249,937
Wells Fargo Bank N.A. 1.835%, 3M LIBOR + 0.130%, 07/11/18 (d)	1,250,000	1,249,981
1.893%, 3M LIBOR + 0.140%, 10/26/18 (d)	500,000	500,192
Westpac Banking Corp. 2.130%, FEDEFF PRV + 0.450%, 02/15/19 (d)	1,500,000	1,499,866

		26,543,802

Commercial Paper—2.5%
Canadian Imperial Bank of Commerce 2.208%, 1M LIBOR + 0.400%, 09/17/18 (d)	500,000	499,955
Danske Corp. 2.080%, 06/04/18	1,491,680	1,494,325
Industrial & Commercial Bank of China, Ltd. 1.960%, 04/20/18	1,495,182	1,498,386
LMA S.A. & LMA Americas 2.150%, 06/01/18	1,491,848	1,494,343
Macquarie Bank, Ltd., London 2.020%, 05/16/18	1,990,012	1,994,938
UBS AG 1.880%, 1M LIBOR + 0.210%, 05/02/18 (d)	2,000,000	1,999,712

		8,981,659

Repurchase Agreements—2.4%
Citigroup Global Markets, Inc. Repurchase Agreement dated 01/25/17 at 2.230%, due on 06/29/18 with a maturity value of $206,442; collateralized by various Common Stock with an aggregate market value of $220,000.	200,000	200,000

Repurchase Agreements—(Continued)
Deutsche Bank AG, London Repurchase Agreement dated 03/29/18 at 1.750%, due on 04/02/18 with a maturity value of $96,234; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 03/07/22 - 05/24/27, and an aggregate market value of $98,140.	96,215	96,215
Repurchase Agreement dated 03/29/18 at 1.750%, due on 04/02/18 with a maturity value of $54,504; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 06/30/20 - 05/02/25, and an aggregate market value of $55,583.	54,493	54,493
Repurchase Agreement dated 03/29/18 at 1.800%, due on 04/02/18 with a maturity value of $52,136; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.125%, maturity dates ranging from 04/14/22 - 08/07/23, and an aggregate market value of $53,169.	52,126	52,126
Repurchase Agreement dated 09/12/17 at 2.210%, due on 07/02/18 with a maturity value of $763,490; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $833,034.	750,000	750,000
ING Financial Markets LLC Repurchase Agreement dated 03/29/18 at 1.710%, due on 04/02/18 with a maturity value of $2,931,936; collateralized by U.S. Government Agency Obligations with rates ranging from 0.750% - 3.750%, maturity dates ranging from 04/09/18 - 09/24/26, and an aggregate market value of $2,990,013.	2,931,379	2,931,379
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 2.230%, due on 06/29/18 with a maturity value of $518,924; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 8.875%, maturity dates ranging from 01/15/19 - 02/15/48, and various Common Stock with an aggregate market value of $540,992.	500,000	500,000
Repurchase Agreement dated 08/01/17 at 2.230%, due on 06/29/18 with a maturity value of $3,316,838; collateralized by various Common Stock with an aggregate market value of $3,575,000.	3,250,000	3,250,000
NBC Global Finance, Ltd. Repurchase Agreement dated 03/16/18 at 1.880%, due on 04/05/18 with a maturity value of $1,001,044; collateralized by various Common Stock with an aggregate market value of $1,112,260.	1,000,000	1,000,000

		8,834,213

Time Deposit—0.3%
Australia New Zealand Bank 1.670%, 04/02/18	1,000,000	1,000,000

Total Securities Lending Reinvestments (Cost $45,366,970)		45,359,674

Total Investments—113.4% (Cost $298,122,056)		410,762,410
Other assets and liabilities (net)—(13.4)%		(48,606,273)

Net Assets—100.0%		$362,156,137

BHFTII-152

Brighthouse Funds Trust II

Loomis Sayles Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2018, the market value of securities loaned was $45,068,058 and the collateral received consisted of cash in the amount of $45,352,935. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2018.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2018. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(ADR)—	American Depositary Receipt
(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London InterBank Offered Rate

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2018:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$353,861,196	$—	$—	$353,861,196
Total Short-Term Investment*	—	11,541,540	—	11,541,540
Total Securities Lending Reinvestments*	—	45,359,674	—	45,359,674
Total Investments	$353,861,196	$56,901,214	$—	$410,762,410

Collateral for Securities Loaned (Liability)	$—	$(45,352,935)	$—	$(45,352,935)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-153

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

U.S. Treasury & Government Agencies—67.4% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—28.6%
Fannie Mae 15 Yr. Pool 2.500%, 12/01/27	2,928,366	$2,900,583
2.500%, 02/01/28	2,323,739	2,301,693
2.500%, 07/01/28	4,104,244	4,063,310
2.500%, 10/01/28	2,594,024	2,568,152
2.500%, 03/01/30	2,662,603	2,619,946
2.500%, 09/01/31	4,120,067	4,038,866
2.500%, 01/01/32	1,334,288	1,307,991
2.500%, 04/01/32	2,722,626	2,668,119
2.500%, 09/01/32	929,281	910,677
3.000%, 01/01/27	1,102,558	1,109,836
3.000%, 02/01/27	1,837,602	1,849,731
3.000%, 03/01/27	958,033	964,391
3.000%, 01/01/29	4,376,058	4,400,063
3.000%, 10/01/29	2,045,274	2,051,916
3.000%, 06/01/30	2,399,905	2,404,638
3.000%, 02/01/33	4,960,379	4,955,698
3.500%, 02/01/26	1,617,986	1,651,928
3.500%, 03/01/26	689,466	704,174
3.500%, 05/01/29	1,745,308	1,783,874
3.500%, 08/01/32	881,855	899,499
4.000%, 04/01/19	14,396	14,414
4.000%, 05/01/19	35,700	35,833
4.000%, 01/01/20	88,175	88,714
4.000%, 06/01/24	230,092	235,567
4.000%, 11/01/24	1,388,837	1,423,842
4.500%, 07/01/18	14,270	14,275
4.500%, 05/01/19	17,304	17,376
4.500%, 08/01/24	345,317	357,210
4.500%, 06/01/25	625,004	648,432
5.000%, 01/01/19	12,842	12,871
5.000%, 02/01/20	61,258	62,106
5.000%, 01/01/22	83,865	86,266
5.000%, 02/01/24	355,637	365,797
Fannie Mae 20 Yr. Pool 3.000%, 02/01/33	1,548,582	1,541,185
3.000%, 08/01/35	2,166,847	2,160,040
3.000%, 05/01/36	3,066,695	3,045,490
3.500%, 04/01/32	1,394,062	1,422,516
3.500%, 09/01/35	2,104,561	2,144,823
4.000%, 02/01/31	617,007	641,729
4.000%, 03/01/38	1,927,531	1,999,065
4.500%, 08/01/30	379,629	399,834
5.000%, 02/01/24	146,929	156,781
5.000%, 09/01/25	114,978	122,872
5.500%, 07/01/23	82,843	90,055
5.500%, 01/01/24	53,624	58,292
5.500%, 07/01/24	145,747	158,256
5.500%, 07/01/25	128,377	139,412
7.000%, 10/01/21	5,555	5,842
Fannie Mae 30 Yr. Pool 2.500%, 08/01/46	3,629,555	3,422,070
3.000%, 08/01/42	1,407,063	1,385,658
3.000%, 09/01/42	1,839,134	1,811,155
3.000%, 11/01/42	2,223,352	2,189,529
3.000%, 12/01/42	4,451,138	4,383,423

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool 3.000%, 01/01/43	1,105,467	1,088,649
3.000%, 02/01/43	4,166,975	4,103,583
3.000%, 03/01/43	4,711,189	4,636,773
3.000%, 05/01/43	3,348,760	3,295,864
3.000%, 07/01/43	9,106,870	8,963,018
3.000%, 09/01/43	1,715,869	1,688,765
3.000%, 05/01/45	3,051,531	2,985,154
3.000%, 05/01/46	3,270,870	3,192,053
3.000%, 06/01/46	4,215,730	4,114,145
3.000%, 08/01/46	4,258,545	4,155,928
3.000%, 10/01/46	8,935,399	8,720,085
3.000%, 11/01/46	2,332,077	2,275,882
3.000%, 02/01/47	9,376,650	9,150,704
3.500%, 12/01/40	1,665,099	1,681,792
3.500%, 03/01/42	1,113,296	1,124,252
3.500%, 04/01/42	2,478,399	2,502,789
3.500%, 05/01/42	2,756,246	2,783,370
3.500%, 06/01/42	2,040,319	2,060,398
3.500%, 08/01/42	1,333,831	1,346,957
3.500%, 09/01/42	4,161,289	4,202,241
3.500%, 10/01/42	2,039,521	2,059,593
3.500%, 01/01/43	1,656,920	1,673,226
3.500%, 02/01/43	2,720,599	2,747,373
3.500%, 04/01/43	3,099,685	3,126,068
3.500%, 06/01/43	1,591,328	1,604,873
3.500%, 08/01/44	2,080,251	2,093,436
3.500%, 02/01/45	2,806,182	2,823,968
3.500%, 03/01/45	4,592,157	4,616,481
3.500%, 04/01/45	5,401,572	5,425,615
3.500%, 09/01/45	9,579,803	9,622,385
3.500%, 11/01/45	3,282,717	3,297,309
3.500%, 01/01/46	3,757,815	3,774,518
3.500%, 03/01/46	3,755,468	3,768,024
3.500%, 05/01/46	3,007,991	3,018,048
3.500%, 04/01/47	8,086,431	8,106,383
3.500%, 09/01/47	3,715,937	3,725,106
3.500%, 11/01/47	6,694,031	6,710,548
3.500%, 03/01/48	7,976,906	7,996,653
4.000%, 08/01/39	937,504	971,487
4.000%, 09/01/39	808,882	838,203
4.000%, 12/01/39	979,730	1,015,243
4.000%, 06/01/40	1,350,313	1,397,088
4.000%, 09/01/40	644,837	667,174
4.000%, 12/01/40	4,797,335	4,963,513
4.000%, 01/01/41	2,440,177	2,524,704
4.000%, 02/01/41	3,042,269	3,147,653
4.000%, 12/01/41	1,122,190	1,161,740
4.000%, 02/01/42	1,256,983	1,301,284
4.000%, 09/01/43	1,811,299	1,870,073
4.000%, 02/01/44	2,882,315	2,981,459
4.000%, 05/01/44	1,966,375	2,025,142
4.000%, 08/01/44	2,873,171	2,959,038
4.000%, 10/01/44	1,686,810	1,737,221
4.000%, 11/01/44	3,370,180	3,486,642
4.000%, 01/01/45	2,755,115	2,837,455
4.000%, 03/01/45	1,924,732	1,979,091

BHFTII-154

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool 4.000%, 10/01/45	3,022,529	$3,107,893
4.000%, 03/01/47	1,205,188	1,237,281
4.000%, 05/01/47	1,662,563	1,706,836
4.000%, 06/01/47	8,702,041	8,933,769
4.000%, 07/01/47	2,188,735	2,247,019
4.000%, 10/01/47	2,827,559	2,902,855
4.500%, 08/01/33	209,332	221,205
4.500%, 10/01/33	188,582	199,278
4.500%, 04/01/34	70,131	74,137
4.500%, 01/01/39	85,414	90,268
4.500%, 07/01/39	1,270,731	1,343,589
4.500%, 09/01/39	1,883,227	1,990,469
4.500%, 10/01/39	829,625	876,868
4.500%, 05/01/40	1,170,397	1,242,867
4.500%, 08/01/40	1,809,783	1,913,033
4.500%, 11/01/40	955,078	1,009,567
4.500%, 12/01/40	1,741,259	1,840,600
4.500%, 04/01/41	4,139,405	4,374,345
4.500%, 05/01/41	1,037,637	1,096,275
4.500%, 03/01/44	1,214,155	1,275,281
4.500%, 08/01/47	2,530,063	2,653,430
5.000%, 07/01/33	125,502	135,570
5.000%, 08/01/33	415,613	448,953
5.000%, 09/01/33	164,371	177,557
5.000%, 10/01/33	1,739,499	1,882,910
5.000%, 03/01/34	193,729	209,270
5.000%, 04/01/34	460,761	497,751
5.000%, 05/01/34	53,715	58,030
5.000%, 09/01/34	201,964	218,187
5.000%, 02/01/35	87,631	94,670
5.000%, 04/01/35	102,092	109,915
5.000%, 05/01/35	41,751	44,950
5.000%, 11/01/35	111,817	120,385
5.000%, 03/01/36	447,438	481,721
5.000%, 07/01/37	383,093	413,959
5.000%, 01/01/39	337,253	364,426
5.000%, 04/01/40	1,258,614	1,355,395
5.000%, 07/01/41	810,908	873,289
5.500%, 10/01/32	40,132	43,753
5.500%, 02/01/33	90,771	99,472
5.500%, 03/01/33	318,829	350,849
5.500%, 05/01/33	1,421,577	1,557,920
5.500%, 08/01/33	548,373	603,138
5.500%, 10/01/33	66,671	73,066
5.500%, 12/01/33	658,288	725,255
5.500%, 02/01/34	121,985	133,541
5.500%, 03/01/34	101,243	110,835
5.500%, 04/01/34	45,792	50,131
5.500%, 06/01/34	179,968	197,018
5.500%, 09/01/34	160,498	175,704
5.500%, 12/01/34	373,170	408,523
5.500%, 01/01/35	116,923	128,001
5.500%, 02/01/35	310,855	340,305
5.500%, 04/01/35	106,412	116,363
5.500%, 06/01/35	612,035	669,268
5.500%, 01/01/37	164,091	179,682

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool 5.500%, 05/01/37	116,289	127,343
5.500%, 05/01/38	91,307	99,959
5.500%, 06/01/38	107,418	117,597
5.500%, 07/01/38	53,987	59,103
6.000%, 08/01/28	2,347	2,368
6.000%, 11/01/28	503	539
6.000%, 12/01/28	697	756
6.000%, 06/01/31	35,032	36,786
6.000%, 09/01/32	71,464	78,559
6.000%, 01/01/33	17,135	18,771
6.000%, 02/01/33	66,337	72,740
6.000%, 03/01/33	85,271	88,261
6.000%, 04/01/33	197,850	210,212
6.000%, 05/01/33	251,415	270,445
6.000%, 05/01/34	139,648	147,341
6.000%, 09/01/34	203,776	221,119
6.000%, 11/01/34	241,402	266,325
6.000%, 01/01/35	64,478	69,807
6.000%, 07/01/36	40,062	44,193
6.000%, 09/01/36	124,457	137,536
6.000%, 07/01/37	46,922	49,071
6.000%, 08/01/37	166,313	183,440
6.000%, 09/01/37	325,427	358,460
6.000%, 10/01/37	129,011	142,457
6.000%, 05/01/38	461,071	509,632
6.000%, 12/01/38	108,027	118,971
6.500%, 05/01/28	38,192	41,907
6.500%, 12/01/28	109,671	116,151
6.500%, 03/01/29	2,461	2,670
6.500%, 04/01/29	23,015	25,392
6.500%, 05/01/29	4,678	5,156
6.500%, 08/01/29	783	846
6.500%, 05/01/30	27,823	29,394
6.500%, 09/01/31	5,752	6,104
6.500%, 06/01/32	17,575	19,646
6.500%, 10/01/33	65,414	70,773
6.500%, 10/01/34	204,746	229,436
6.500%, 10/01/37	57,187	63,761
7.000%, 06/01/26	492	525
7.000%, 06/01/28	6,625	6,766
7.000%, 10/01/29	6,895	7,724
7.000%, 12/01/29	3,236	3,390
7.000%, 06/01/32	48,430	54,918
7.000%, 10/01/37	125,303	143,697
7.500%, 09/01/25	3,434	3,753
7.500%, 06/01/26	3,141	3,466
7.500%, 07/01/29	8,590	9,649
7.500%, 10/01/29	4,283	4,535
8.000%, 11/01/29	96	110
8.000%, 05/01/30	15,842	16,831
8.000%, 11/01/30	2,017	2,301
8.000%, 01/01/31	1,905	2,140
8.000%, 02/01/31	4,257	4,897
Fannie Mae-ACES (CMO) 2.679%, 05/25/21 (a)	4,840,353	4,813,702

BHFTII-155

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 15 Yr. Gold Pool 2.500%, 12/01/27	1,295,605	$1,282,518
2.500%, 02/01/28	2,141,033	2,118,341
2.500%, 04/01/28	1,796,083	1,777,047
2.500%, 12/01/29	2,731,014	2,689,049
2.500%, 01/01/31	3,538,957	3,480,037
2.500%, 01/01/32	5,332,266	5,223,813
3.000%, 03/01/27	1,013,058	1,019,320
3.000%, 05/01/27	1,384,376	1,393,001
3.000%, 11/01/28	1,675,219	1,683,738
3.000%, 12/01/29	3,024,178	3,032,816
3.000%, 05/01/31	3,595,671	3,597,923
3.000%, 10/01/32	1,907,212	1,904,640
3.500%, 12/01/25	1,112,754	1,135,935
3.500%, 05/01/26	392,779	401,107
3.500%, 09/01/30	2,476,519	2,528,596
4.000%, 06/01/19	32,685	32,799
4.000%, 05/01/25	613,637	630,457
4.000%, 08/01/25	277,770	285,735
4.000%, 10/01/25	328,884	338,119
4.500%, 09/01/18	9,032	9,048
4.500%, 10/01/18	21,046	21,081
4.500%, 04/01/19	54,839	55,162
4.500%, 06/01/19	36,443	36,658
4.500%, 08/01/19	7,700	7,752
5.000%, 05/01/18	5,543	5,543
5.000%, 06/01/19	42,924	43,315
5.500%, 01/01/24	262,116	273,666
Freddie Mac 20 Yr. Gold Pool 3.000%, 04/01/33	2,412,725	2,396,026
3.000%, 02/01/37	2,714,911	2,695,678
3.500%, 04/01/32	1,792,717	1,829,638
4.000%, 01/01/31	684,762	712,334
4.000%, 08/01/31	684,075	712,273
4.500%, 05/01/29	175,246	184,564
5.000%, 03/01/27	93,081	99,485
Freddie Mac 30 Yr. Gold Pool 2.500%, 07/01/43	2,433,686	2,302,532
3.000%, 10/01/42	2,208,975	2,174,999
3.000%, 01/01/43	2,139,813	2,106,901
3.000%, 03/01/43	5,447,092	5,361,165
3.000%, 04/01/43	3,901,059	3,838,770
3.000%, 06/01/43	1,764,248	1,736,078
3.000%, 07/01/43	3,448,485	3,393,422
3.000%, 06/01/45	3,847,010	3,762,659
3.000%, 01/01/46	2,387,675	2,335,323
3.000%, 06/01/46	4,186,945	4,085,326
3.000%, 10/01/46	3,474,889	3,390,552
3.000%, 11/01/46	4,406,269	4,299,327
3.000%, 01/01/47	6,987,048	6,817,469
3.000%, 02/01/47	3,840,116	3,746,915
3.500%, 01/01/42	1,206,307	1,218,251
3.500%, 03/01/42	1,089,404	1,100,287
3.500%, 08/01/42	2,751,112	2,778,597
3.500%, 02/01/43	1,580,901	1,596,695
3.500%, 05/01/43	2,441,575	2,462,751

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool 3.500%, 06/01/43	1,483,828	1,496,698
3.500%, 06/01/44	1,791,164	1,802,807
3.500%, 10/01/44	1,944,249	1,956,887
3.500%, 11/01/44	2,681,716	2,699,148
3.500%, 12/01/44	2,600,300	2,617,203
3.500%, 05/01/45	3,225,550	3,240,395
3.500%, 08/01/45	3,356,895	3,372,896
3.500%, 11/01/45	3,416,809	3,432,533
3.500%, 12/01/45	2,075,672	2,085,224
3.500%, 03/01/46	6,374,558	6,400,675
3.500%, 02/01/47	4,397,627	4,413,015
3.500%, 06/01/47	3,617,104	3,626,579
3.500%, 08/01/47	2,310,069	2,316,232
3.500%, 10/01/47	2,863,843	2,871,484
3.500%, 11/01/47	2,829,138	2,836,549
3.500%, 01/01/48	2,916,151	2,923,789
3.500%, 02/01/48	5,954,463	5,970,060
4.000%, 06/01/39	618,736	641,303
4.000%, 12/01/39	993,051	1,029,271
4.000%, 11/01/40	967,212	1,000,919
4.000%, 04/01/41	993,298	1,028,508
4.000%, 09/01/41	1,038,584	1,075,399
4.000%, 10/01/41	2,225,281	2,304,163
4.000%, 11/01/41	972,759	1,007,241
4.000%, 10/01/43	2,785,950	2,876,949
4.000%, 07/01/44	2,804,161	2,888,625
4.000%, 10/01/44	2,124,542	2,188,536
4.000%, 07/01/45	3,386,045	3,482,499
4.000%, 01/01/46	3,417,423	3,514,772
4.000%, 02/01/46	1,845,155	1,897,716
4.000%, 06/01/47	3,882,536	3,986,694
4.000%, 10/01/47	1,853,353	1,903,664
4.000%, 11/01/47	1,846,854	1,896,399
4.000%, 03/01/48	2,925,871	3,004,364
4.500%, 10/01/35	309,381	326,819
4.500%, 06/01/38	462,538	488,608
4.500%, 02/01/39	337,952	357,084
4.500%, 03/01/39	274,883	290,487
4.500%, 04/01/39	529,108	559,144
4.500%, 09/01/39	559,787	591,565
4.500%, 10/01/39	1,499,448	1,584,569
4.500%, 11/01/39	449,914	475,454
4.500%, 01/01/40	318,919	337,023
4.500%, 05/01/40	581,876	614,955
4.500%, 11/01/40	900,156	951,329
4.500%, 02/01/41	259,141	273,735
4.500%, 05/01/41	519,561	548,821
4.500%, 06/01/41	363,774	384,260
4.500%, 12/01/43	845,652	889,806
4.500%, 12/01/45	1,076,770	1,130,835
4.500%, 08/01/47	2,609,858	2,736,667
5.000%, 10/01/33	454,998	491,115
5.000%, 03/01/34	78,580	84,814
5.000%, 08/01/35	311,034	334,682
5.000%, 09/01/35	145,094	156,083
5.000%, 10/01/35	132,642	142,689

BHFTII-156

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool 5.000%, 01/01/36	338,370	$363,999
5.000%, 04/01/38	239,317	258,420
5.000%, 11/01/39	1,107,638	1,196,653
5.000%, 05/01/40	1,391,943	1,497,698
5.500%, 06/01/34	255,833	279,969
5.500%, 10/01/35	137,025	149,762
5.500%, 12/01/35	456,428	498,855
5.500%, 01/01/36	297,057	324,670
5.500%, 12/01/37	284,120	310,987
5.500%, 04/01/38	1,236,619	1,353,212
5.500%, 07/01/38	141,106	154,410
5.500%, 08/01/38	363,422	397,687
6.000%, 11/01/28	5,280	5,695
6.000%, 12/01/28	4,502	4,881
6.000%, 04/01/29	1,939	2,062
6.000%, 06/01/31	1,958	2,091
6.000%, 07/01/31	597	653
6.000%, 09/01/31	54,918	57,619
6.000%, 11/01/32	20,303	22,309
6.000%, 06/01/34	67,387	71,429
6.000%, 11/01/35	72,829	80,443
6.000%, 02/01/36	126,624	137,596
6.000%, 08/01/36	54,345	60,004
6.000%, 10/01/36	119,327	131,673
6.000%, 11/01/36	46,811	49,745
6.000%, 01/01/37	63,770	69,908
6.000%, 02/01/38	125,816	138,452
6.000%, 11/01/39	1,042,234	1,150,974
6.000%, 04/01/40	339,268	374,876
6.500%, 02/01/30	4,936	5,314
6.500%, 08/01/31	6,505	7,261
6.500%, 10/01/31	6,661	6,963
6.500%, 11/01/31	15,004	16,750
6.500%, 03/01/32	298,991	334,460
6.500%, 04/01/32	225,092	251,054
6.500%, 09/01/36	274,703	308,202
6.500%, 11/01/37	109,462	121,509
7.000%, 12/01/27	1,006	1,111
7.000%, 11/01/28	2,700	3,005
7.000%, 04/01/29	2,708	3,023
7.000%, 05/01/29	619	669
7.000%, 06/01/29	5,444	5,721
7.000%, 07/01/29	1,450	1,585
7.000%, 01/01/31	41,358	42,875
7.500%, 08/01/24	6,915	6,947
7.500%, 10/01/27	8,102	9,056
7.500%, 10/01/29	9,324	10,570
7.500%, 05/01/30	11,203	12,437
8.000%, 02/01/27	2,436	2,720
8.000%, 10/01/28	4,584	5,119
Freddie Mac Multifamily Structured Pass-Through Certificates (CMO) 2.902%, 08/25/20	646,449	646,648
3.060%, 07/25/23 (a)	4,800,000	4,822,016
3.187%, 09/25/27 (a)	1,265,000	1,257,292
3.194%, 07/25/27	685,000	681,306

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae I 15 Yr. Pool 3.000%, 08/15/28	1,989,209	2,000,369
5.000%, 10/15/20	75,332	76,804
5.000%, 01/15/21	63,700	64,769
Ginnie Mae I 30 Yr. Pool 3.000%, 11/15/42	2,192,539	2,170,419
3.000%, 12/15/42	1,737,148	1,719,622
3.000%, 02/15/43	1,436,752	1,422,257
3.000%, 03/15/43	1,713,453	1,696,506
3.000%, 05/15/43	2,362,929	2,339,559
3.000%, 07/15/43	1,549,117	1,533,795
3.500%, 01/15/42	2,129,241	2,163,984
3.500%, 02/15/42	703,154	714,584
3.500%, 03/15/42	1,488,860	1,513,062
3.500%, 05/15/42	971,310	987,098
3.500%, 09/15/42	1,294,186	1,315,224
3.500%, 05/15/43	1,770,779	1,796,040
4.000%, 07/15/39	1,474,919	1,530,530
4.000%, 07/15/40	829,630	859,619
4.000%, 03/15/41	589,485	611,134
4.000%, 10/15/41	1,190,315	1,234,030
4.500%, 01/15/39	218,515	228,597
4.500%, 04/15/39	695,470	728,833
4.500%, 05/15/39	1,343,790	1,411,276
4.500%, 08/15/39	607,981	637,146
4.500%, 01/15/40	633,151	663,524
4.500%, 04/15/40	772,875	809,198
4.500%, 02/15/41	198,235	207,551
4.500%, 04/15/41	399,528	416,961
5.000%, 12/15/35	226,968	242,107
5.000%, 12/15/36	133,007	141,913
5.000%, 01/15/39	731,582	785,235
5.000%, 02/15/39	138,484	148,640
5.000%, 08/15/39	940,010	1,003,511
5.000%, 09/15/39	214,215	228,686
5.000%, 12/15/39	467,588	499,175
5.000%, 05/15/40	740,543	790,191
5.500%, 03/15/36	168,141	180,653
5.500%, 01/15/37	267,297	289,283
5.500%, 11/15/37	296,598	321,397
5.500%, 09/15/38	77,264	82,246
5.500%, 08/15/39	820,598	894,695
6.000%, 01/15/29	3,292	3,563
6.000%, 01/15/33	159,372	176,418
6.000%, 03/15/35	165,826	184,969
6.000%, 12/15/35	140,947	156,366
6.000%, 06/15/36	106,773	118,648
6.000%, 09/15/36	112,256	124,908
6.000%, 07/15/38	736,867	818,383
6.500%, 05/15/23	941	945
6.500%, 02/15/27	21,284	23,059
6.500%, 07/15/28	8,086	8,782
6.500%, 08/15/28	8,545	9,356
6.500%, 11/15/28	6,658	7,343
6.500%, 12/15/28	8,256	8,758
6.500%, 07/15/29	1,898	1,975

BHFTII-157

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae I 30 Yr. Pool 6.500%, 05/15/36	110,725	$124,138
7.000%, 01/15/28	1,206	1,329
7.000%, 05/15/28	8,272	8,766
7.000%, 06/15/28	6,976	7,772
7.000%, 10/15/28	6,778	7,439
7.000%, 09/15/29	2,093	2,147
7.000%, 01/15/31	1,235	1,285
7.000%, 03/15/31	11,415	11,869
7.000%, 07/15/31	306,615	347,955
7.000%, 08/15/31	53,843	61,092
7.000%, 02/15/32	8,826	8,996
7.000%, 07/15/32	13,862	15,879
8.000%, 08/15/26	2,789	3,088
8.000%, 09/15/26	2,381	2,607
8.000%, 06/15/29	20,702	22,169
9.000%, 11/15/24	2,978	3,134
Ginnie Mae II 30 Yr. Pool 3.000%, 12/20/42	2,040,265	2,020,765
3.000%, 03/20/43	2,950,391	2,920,469
3.000%, 12/20/44	2,618,256	2,588,758
3.000%, 04/20/45	2,452,594	2,419,050
3.000%, 08/20/45	3,657,026	3,607,008
3.000%, 11/20/45	2,081,640	2,053,169
3.000%, 01/20/46	3,638,209	3,588,448
3.000%, 09/20/46	4,153,916	4,092,559
3.000%, 10/20/46	4,227,984	4,165,533
3.000%, 11/20/46	4,373,965	4,309,358
3.000%, 01/20/47	9,858,867	9,713,243
3.000%, 03/20/47	2,660,818	2,621,515
3.000%, 04/20/47	1,788,625	1,760,527
3.000%, 02/20/48	3,060,957	3,012,871
3.500%, 12/20/41	1,250,813	1,269,986
3.500%, 03/20/42	2,588,496	2,626,027
3.500%, 08/20/42	1,212,534	1,230,114
3.500%, 01/20/43	3,611,573	3,663,938
3.500%, 04/20/43	1,489,829	1,512,512
3.500%, 05/20/43	2,433,750	2,470,804
3.500%, 07/20/44	3,202,837	3,247,478
3.500%, 02/20/45	3,431,347	3,479,174
3.500%, 06/20/45	2,216,745	2,243,132
3.500%, 08/20/45	5,099,645	5,160,347
3.500%, 09/20/45	5,862,784	5,932,571
3.500%, 10/20/45	3,469,512	3,510,811
3.500%, 12/20/45	3,059,355	3,095,771
3.500%, 01/20/46	3,055,719	3,092,092
3.500%, 02/20/46	2,522,919	2,552,950
3.500%, 05/20/46	3,484,001	3,522,143
3.500%, 06/20/46	2,937,157	2,969,312
3.500%, 02/20/47	4,702,860	4,754,346
3.500%, 03/20/47	4,238,653	4,282,074
3.500%, 06/20/47	5,371,182	5,426,204
3.500%, 09/20/47	1,898,349	1,917,795
3.500%, 11/20/47	1,909,266	1,928,824
3.500%, 12/20/47	8,827,155	8,917,580
3.500%, 03/20/48	2,000,000	2,020,605
4.000%, 11/20/40	1,195,139	1,241,116

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae II 30 Yr. Pool 4.000%, 12/20/40	1,365,631	1,418,166
4.000%, 05/20/43	2,119,705	2,198,156
4.000%, 11/20/43	870,283	900,895
4.000%, 02/20/44	3,000,610	3,114,691
4.000%, 04/20/44	1,211,010	1,253,047
4.000%, 05/20/44	1,473,724	1,524,880
4.000%, 09/20/44	2,305,846	2,385,887
4.000%, 10/20/44	3,301,236	3,415,830
4.000%, 11/20/44	644,076	666,434
4.000%, 10/20/45	2,682,508	2,772,795
4.000%, 11/20/45	1,407,063	1,454,421
4.000%, 02/20/47	3,523,525	3,631,609
4.000%, 03/20/47	747,244	770,166
4.000%, 04/20/47	3,029,919	3,117,691
4.000%, 05/20/47	3,265,604	3,360,203
4.000%, 09/20/47	2,831,568	2,913,594
4.500%, 08/20/40	1,009,646	1,065,356
4.500%, 12/20/40	642,267	677,706
4.500%, 04/20/41	553,878	584,540
4.500%, 03/20/42	449,382	474,259
4.500%, 10/20/43	708,123	744,200
4.500%, 02/20/44	1,398,120	1,469,349
4.500%, 04/20/45	1,296,270	1,362,311
4.500%, 03/20/47	1,837,218	1,916,556
4.500%, 11/20/47	2,014,338	2,096,675
5.000%, 08/20/40	459,340	489,172
5.000%, 10/20/40	481,861	513,251
5.000%, 06/20/44	1,058,432	1,123,783
6.500%, 06/20/31	18,854	21,025
6.500%, 11/20/38	389,529	437,014
7.500%, 02/20/28	1,891	2,095

		768,775,507

Federal Agencies—1.8%
Federal Home Loan Bank 1.750%, 06/12/20 (b)	14,700,000	14,489,202
Federal Home Loan Mortgage Corp. 1.125%, 04/15/19 (b)	9,000,000	8,902,170
1.375%, 05/01/20 (b)	5,145,000	5,044,467
Federal National Mortgage Association 2.125%, 04/24/26 (b)	3,500,000	3,307,255
2.375%, 01/19/23 (b)	7,100,000	7,009,475
2.625%, 09/06/24 (b)	2,000,000	1,981,500
6.625%, 11/15/30	2,450,000	3,352,556
Tennessee Valley Authority 5.250%, 09/15/39 (b)	3,350,000	4,401,062

		48,487,687

U.S. Treasury—37.0%
U.S. Treasury Bonds 2.250%, 08/15/46	3,000,000	2,584,726
2.500%, 02/15/45	7,400,000	6,757,706
2.500%, 02/15/46	8,200,000	7,464,856
2.500%, 05/15/46	4,800,000	4,366,332
2.750%, 08/15/42	2,020,000	1,952,465

BHFTII-158

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Bonds 2.750%, 11/15/42	3,200,000	$3,088,750
2.750%, 08/15/47 (b)	3,000,000	2,867,551
2.750%, 11/15/47	3,000,000	2,868,341
2.875%, 05/15/43	5,760,000	5,679,417
2.875%, 08/15/45	5,000,000	4,911,346
2.875%, 11/15/46	3,000,000	2,942,777
3.000%, 11/15/44	11,000,000	11,076,620
3.000%, 05/15/45	4,500,000	4,529,900
3.000%, 11/15/45	7,700,000	7,746,332
3.000%, 02/15/47	3,000,000	3,016,568
3.000%, 05/15/47	5,800,000	5,829,165
3.125%, 11/15/41	3,000,000	3,099,375
3.125%, 02/15/42 (b)	1,800,000	1,860,089
3.125%, 02/15/43	3,270,000	3,370,992
3.125%, 08/15/44	4,700,000	4,841,242
3.375%, 05/15/44	3,000,000	3,227,051
3.500%, 02/15/39	2,080,000	2,285,655
3.625%, 08/15/43	2,600,000	2,911,429
3.625%, 02/15/44	7,120,000	7,978,162
3.750%, 08/15/41	1,830,000	2,085,841
3.750%, 11/15/43	2,600,000	2,970,678
3.875%, 08/15/40	10,380,000	12,026,293
4.250%, 05/15/39	2,500,000	3,042,090
4.250%, 11/15/40 (b)	7,280,000	8,889,634
4.375%, 11/15/39	3,900,000	4,830,328
4.375%, 05/15/40 (b)	5,220,000	6,473,371
4.375%, 05/15/41	5,850,000	7,283,118
4.500%, 02/15/36 (b)	1,600,000	1,977,415
4.500%, 05/15/38 (b)	4,950,000	6,196,380
5.000%, 05/15/37	1,560,000	2,056,591
5.250%, 02/15/29	750,000	924,792
5.375%, 02/15/31 (b)	3,675,000	4,706,784
6.125%, 11/15/27	5,750,000	7,392,862
6.250%, 08/15/23	7,700,000	9,113,044
6.250%, 05/15/30 (b)	2,500,000	3,392,252
6.375%, 08/15/27 (b)	2,900,000	3,776,045
6.500%, 11/15/26	4,500,000	5,810,229
7.125%, 02/15/23	11,125,000	13,448,874
7.250%, 08/15/22	6,120,000	7,323,277
7.875%, 02/15/21 (b)	4,450,000	5,132,517
8.000%, 11/15/21	2,920,000	3,478,133
8.125%, 08/15/19 (b)	2,645,000	2,858,406
8.125%, 08/15/21	1,250,000	1,479,638
8.500%, 02/15/20	6,700,000	7,473,998
8.750%, 08/15/20	1,000,000	1,147,670
U.S. Treasury Notes 0.750%, 08/15/19	5,000,000	4,901,953
0.875%, 04/15/19	6,000,000	5,921,768
1.125%, 05/31/19	12,300,000	12,151,055
1.125%, 03/31/20	5,100,000	4,983,752
1.125%, 02/28/21	10,100,000	9,741,499
1.125%, 06/30/21 (b)	14,200,000	13,623,592
1.125%, 07/31/21 (b)	12,300,000	11,783,018
1.250%, 10/31/19 (b)	5,130,000	5,051,475
1.250%, 01/31/20	15,000,000	14,727,682
1.250%, 03/31/21	6,100,000	5,898,523

U.S. Treasury—(Continued)
U.S. Treasury Notes 1.375%, 07/31/19	12,000,000	11,871,201
1.375%, 09/30/19	9,000,000	8,884,776
1.375%, 01/31/20	17,100,000	16,832,268
1.375%, 03/31/20 (b)	16,000,000	15,713,819
1.375%, 04/30/20	11,000,000	10,791,314
1.375%, 08/31/20	14,900,000	14,560,712
1.500%, 08/15/20 (b)	2,000,000	1,961,875
1.500%, 02/28/23	7,200,000	6,847,858
1.500%, 08/15/26 (b)	10,600,000	9,623,750
1.625%, 06/30/19	15,800,000	15,691,988
1.625%, 08/31/19	4,000,000	3,967,126
1.625%, 12/31/19 (b)	14,800,000	14,640,657
1.625%, 11/30/20	5,000,000	4,904,269
1.625%, 11/15/22	5,000,000	4,800,546
1.625%, 05/31/23	7,900,000	7,534,646
1.625%, 02/15/26	8,300,000	7,658,105
1.625%, 05/15/26	10,900,000	10,027,112
1.750%, 09/30/19	11,000,000	10,922,332
1.750%, 10/31/20	10,000,000	9,846,292
1.750%, 12/31/20 (b)	14,800,000	14,555,968
1.750%, 11/30/21	11,000,000	10,720,641
1.750%, 02/28/22 (b)	9,000,000	8,752,545
1.750%, 05/15/22	8,000,000	7,764,560
1.750%, 05/31/22	5,100,000	4,945,875
1.750%, 05/15/23 (b)	17,520,000	16,822,145
1.875%, 02/28/22 (b)	15,000,000	14,650,969
1.875%, 03/31/22	16,000,000	15,618,886
1.875%, 04/30/22	7,000,000	6,826,647
1.875%, 07/31/22	8,000,000	7,785,672
1.875%, 08/31/22 (b)	7,400,000	7,197,874
1.875%, 09/30/22	3,000,000	2,915,636
2.000%, 11/30/20 (b)	14,800,000	14,659,231
2.000%, 02/28/21 (b)	5,000,000	4,945,170
2.000%, 10/31/21	6,000,000	5,903,557
2.000%, 02/15/22	3,800,000	3,732,794
2.000%, 11/30/22	14,700,000	14,349,025
2.000%, 02/15/23	6,900,000	6,723,822
2.000%, 05/31/24	8,400,000	8,087,559
2.000%, 02/15/25	13,100,000	12,536,307
2.000%, 08/15/25	14,100,000	13,438,117
2.000%, 11/15/26	13,300,000	12,545,718
2.125%, 08/31/20	5,800,000	5,769,631
2.125%, 06/30/21 (b)	12,000,000	11,883,701
2.125%, 08/15/21	8,710,000	8,615,612
2.125%, 12/31/21	11,900,000	11,752,058
2.125%, 12/31/22	7,200,000	7,061,763
2.125%, 02/29/24	12,000,000	11,663,725
2.125%, 05/15/25 (b)	11,100,000	10,690,776
2.250%, 07/31/21 (b)	13,000,000	12,919,829
2.250%, 11/15/24	18,100,000	17,630,762
2.250%, 11/15/25	10,800,000	10,455,127
2.250%, 02/15/27	9,900,000	9,517,157
2.250%, 11/15/27 (b)	15,600,000	14,943,688
2.375%, 12/31/20 (b)	7,600,000	7,600,438
2.375%, 08/15/24	10,800,000	10,618,687

BHFTII-159

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Notes 2.375%, 05/15/27	8,000,000	$7,763,107
2.500%, 08/15/23	14,400,000	14,333,385
2.500%, 05/15/24	10,000,000	9,916,454
2.625%, 08/15/20 (b)	6,000,000	6,038,259
2.750%, 11/15/23	14,335,000	14,438,191
2.750%, 02/15/24	5,600,000	5,635,950
3.125%, 05/15/19	3,000,000	3,030,911
3.375%, 11/15/19	4,350,000	4,427,782
3.500%, 05/15/20	25,390,000	26,004,526
3.625%, 02/15/20 (b)	17,190,000	17,612,462

		994,214,769

Total U.S. Treasury & Government Agencies (Cost $1,822,114,789)		1,811,477,963

Corporate Bonds & Notes—27.7%

Aerospace/Defense—0.5%
Boeing Co. (The) 7.250%, 06/15/25	460,000	563,767
Lockheed Martin Corp. 3.550%, 01/15/26	1,000,000	994,150
4.090%, 09/15/52	3,454,000	3,361,226
Northrop Grumman Corp. 3.250%, 01/15/28	1,100,000	1,050,423
Northrop Grumman Systems Corp. 7.750%, 02/15/31	515,000	699,107
Raytheon Co. 3.125%, 10/15/20	1,000,000	1,005,490
United Technologies Corp. 3.125%, 05/04/27 (b)	2,000,000	1,888,400
4.500%, 06/01/42	2,645,000	2,687,664
7.500%, 09/15/29	200,000	261,984

		12,512,211

Agriculture—0.4%
Altria Group, Inc. 4.000%, 01/31/24	1,000,000	1,022,150
Archer-Daniels-Midland Co. 4.479%, 03/01/21	2,000,000	2,083,980
Philip Morris International, Inc. 3.250%, 11/10/24	3,000,000	2,946,210
4.500%, 03/26/20	925,000	952,435
Reynolds American, Inc. 4.450%, 06/12/25	3,800,000	3,908,186

		10,912,961

Auto Manufacturers—0.6%
American Honda Finance Corp. 2.300%, 09/09/26 (b)	1,100,000	1,012,407
Daimler Finance North America LLC 8.500%, 01/18/31	1,050,000	1,535,572
Ford Motor Co. 7.450%, 07/16/31	2,200,000	2,668,160

Auto Manufacturers—(Continued)
Ford Motor Credit Co. LLC 2.597%, 11/04/19 (b)	3,000,000	2,975,760
General Motors Financial Co., Inc. 2.400%, 05/09/19	5,000,000	4,967,200
Toyota Motor Credit Corp. 3.300%, 01/12/22	4,000,000	4,045,880

		17,204,979

Banks—6.5%
Bank of America Corp. 2.625%, 04/19/21 (b)	1,000,000	985,080
3.300%, 01/11/23	4,075,000	4,064,649
4.100%, 07/24/23 (b)	2,905,000	3,003,276
4.200%, 08/26/24	3,000,000	3,040,800
5.875%, 02/07/42	3,000,000	3,739,770
Bank of New York Mellon Corp. (The) 5.450%, 05/15/19	2,000,000	2,060,220
Bank of Nova Scotia (The) 2.700%, 03/07/22 (b)	3,000,000	2,943,810
Barclays plc 4.836%, 05/09/28	4,100,000	4,031,770
5.250%, 08/17/45	2,700,000	2,859,705
BNP Paribas S.A. 5.000%, 01/15/21	3,225,000	3,391,765
Branch Banking & Trust Co. 2.850%, 04/01/21	3,400,000	3,384,394
Capital One N.A. 2.250%, 09/13/21	3,000,000	2,884,950
Citigroup, Inc. 2.700%, 03/30/21	2,000,000	1,970,980
3.200%, 10/21/26	1,700,000	1,614,405
4.125%, 07/25/28	3,000,000	2,963,970
4.750%, 05/18/46	4,400,000	4,468,508
5.375%, 08/09/20	2,200,000	2,310,748
Cooperatieve Rabobank UA 5.250%, 05/24/41 (b)	1,640,000	1,952,650
Credit Suisse AG 4.375%, 08/05/20	2,611,000	2,684,265
Credit Suisse Group Funding Guernsey, Ltd. 3.800%, 09/15/22	3,000,000	3,021,780
Deutsche Bank AG 4.250%, 10/14/21	900,000	913,437
Fifth Third Bancorp 8.250%, 03/01/38	1,175,000	1,677,994
Goldman Sachs Group, Inc. (The) 2.300%, 12/13/19	3,000,000	2,966,550
3.850%, 01/26/27	1,900,000	1,872,963
4.017%, 3M LIBOR + 1.373%, 10/31/38 (a)	5,000,000	4,834,850
6.000%, 06/15/20 (b)	2,000,000	2,118,880
6.125%, 02/15/33	2,075,000	2,496,661
HSBC Holdings plc 5.100%, 04/05/21	2,556,000	2,689,679
5.250%, 03/14/44	900,000	992,673
6.500%, 09/15/37	905,000	1,129,576

BHFTII-160

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
HSBC USA, Inc. 2.350%, 03/05/20	3,000,000	$2,960,220
JPMorgan Chase & Co. 2.950%, 10/01/26	2,000,000	1,882,080
3.250%, 09/23/22	2,850,000	2,839,398
3.900%, 07/15/25	4,700,000	4,741,266
4.950%, 03/25/20	2,650,000	2,749,878
6.300%, 04/23/19 (b)	1,900,000	1,971,231
KeyBank N.A. 3.300%, 06/01/25	3,800,000	3,744,900
KFW 1.500%, 02/06/19	5,000,000	4,968,800
1.625%, 03/15/21 (b)	5,500,000	5,345,450
2.375%, 08/25/21	1,945,000	1,927,690
2.750%, 09/08/20	2,300,000	2,311,224
Landwirtschaftliche Rentenbank 2.000%, 01/13/25	3,500,000	3,314,465
Lloyds Bank plc 6.375%, 01/21/21	1,500,000	1,625,850
Mitsubishi UFJ Financial Group, Inc. 2.998%, 02/22/22	1,900,000	1,876,155
Morgan Stanley 4.300%, 01/27/45	2,900,000	2,935,467
4.350%, 09/08/26	3,800,000	3,826,448
5.625%, 09/23/19	1,900,000	1,971,687
7.250%, 04/01/32	1,850,000	2,448,160
7.300%, 05/13/19	2,460,000	2,577,637
National Australia Bank, Ltd. 2.800%, 01/10/22	1,900,000	1,873,153
Oesterreichische Kontrollbank AG 1.625%, 03/12/19	3,025,000	3,005,216
PNC Bank N.A. 2.950%, 02/23/25	4,100,000	3,949,407
Royal Bank of Scotland Group plc 3.498%, 3M LIBOR + 1.480%, 05/15/23 (a) (b)	1,000,000	982,330
Santander UK plc 2.375%, 03/16/20 (b)	2,000,000	1,972,900
Sumitomo Mitsui Financial Group, Inc. 2.632%, 07/14/26	4,700,000	4,299,184
Toronto-Dominion Bank (The) 2.250%, 11/05/19	4,000,000	3,966,680
U.S. Bancorp 3.600%, 09/11/24	3,000,000	3,003,570
UBS AG 4.875%, 08/04/20	3,500,000	3,639,475
Wells Fargo & Co. 2.600%, 07/22/20	4,000,000	3,958,680
3.000%, 01/22/21 (b)	3,400,000	3,383,748
3.000%, 10/23/26	2,000,000	1,872,640
Wells Fargo Bank N.A. 5.950%, 08/26/36	1,900,000	2,314,637
Westpac Banking Corp. 2.800%, 01/11/22 (b)	2,000,000	1,972,300

		175,282,684

Beverages—0.5%
Anheuser-Busch InBev Finance, Inc. 4.900%, 02/01/46	5,300,000	5,698,613
Anheuser-Busch InBev Worldwide, Inc. 4.439%, 10/06/48	1,165,000	1,172,141
Coca-Cola Co. (The) 3.150%, 11/15/20 (b)	280,000	282,895
3.200%, 11/01/23 (b)	3,000,000	3,017,160
Pepsi-Cola Metropolitan Bottling Co., Inc. 7.000%, 03/01/29	300,000	393,084
PepsiCo, Inc. 3.600%, 03/01/24 (b)	3,975,000	4,059,032

		14,622,925

Biotechnology—0.5%
Amgen, Inc. 2.600%, 08/19/26	3,200,000	2,922,080
2.650%, 05/11/22	1,300,000	1,268,020
3.625%, 05/22/24	1,200,000	1,204,980
Celgene Corp. 4.625%, 05/15/44	4,000,000	3,975,080
Gilead Sciences, Inc. 3.650%, 03/01/26	3,000,000	3,009,780

		12,379,940

Chemicals—0.5%
Dow Chemical Co. (The) 4.250%, 11/15/20	2,750,000	2,822,215
9.400%, 05/15/39	650,000	1,047,248
E. I. du Pont de Nemours & Co. 5.600%, 12/15/36	1,000,000	1,174,460
LyondellBasell Industries NV 4.625%, 02/26/55	4,400,000	4,320,932
Potash Corp. of Saskatchewan, Inc. 4.875%, 03/30/20	970,000	1,000,487
Praxair, Inc. 3.000%, 09/01/21	3,950,000	3,953,515

		14,318,857

Computers—0.6%
Apple, Inc. 2.250%, 02/23/21 (b)	3,000,000	2,954,850
2.400%, 05/03/23	2,072,000	2,004,267
4.450%, 05/06/44 (b)	2,944,000	3,158,529
4.650%, 02/23/46	2,700,000	2,973,229
Hewlett Packard Enterprise Co. 4.900%, 10/15/25	1,400,000	1,452,598
International Business Machines Corp. 4.000%, 06/20/42	3,200,000	3,251,232
8.375%, 11/01/19	425,000	462,094

		16,256,799

Cosmetics/Personal Care—0.3%
Procter & Gamble Co. (The) 2.300%, 02/06/22 (b)	3,600,000	3,529,116

BHFTII-161

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Cosmetics/Personal Care—(Continued)
Unilever Capital Corp. 2.900%, 05/05/27 (b)	1,500,000	$1,425,990
5.900%, 11/15/32	1,500,000	1,886,010

		6,841,116

Diversified Financial Services—0.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.950%, 02/01/22 (b)	1,800,000	1,805,040
Air Lease Corp. 2.625%, 09/04/18	1,000,000	999,560
American Express Credit Corp. 3.300%, 05/03/27	3,000,000	2,908,170
BlackRock, Inc. 3.500%, 03/18/24 (b)	3,800,000	3,831,920
GE Capital International Funding Co. 4.418%, 11/15/35	2,700,000	2,630,151
HSBC Finance Corp. 6.676%, 01/15/21	433,000	470,922
Nomura Holdings, Inc. 6.700%, 03/04/20	1,325,000	1,411,986
Visa, Inc. 2.800%, 12/14/22 (b)	3,000,000	2,961,690

		17,019,439

Electric—1.7%
Consolidated Edison Co. of New York, Inc. 3.950%, 03/01/43	3,070,000	3,049,062
5.850%, 04/01/18	855,000	855,000
Dominion Energy, Inc. 3.900%, 10/01/25	1,900,000	1,899,924
6.400%, 06/15/18	1,750,000	1,762,740
DTE Electric Co. 3.700%, 03/15/45	4,000,000	3,875,720
Duke Energy Carolinas LLC 5.300%, 02/15/40	2,000,000	2,389,160
Duke Energy Corp. 3.050%, 08/15/22	4,000,000	3,946,480
Exelon Corp. 3.400%, 04/15/26	3,000,000	2,895,840
5.625%, 06/15/35	1,500,000	1,792,620
FirstEnergy Corp. 3.900%, 07/15/27	2,000,000	1,961,740
Florida Power & Light Co. 5.950%, 02/01/38	1,700,000	2,193,051
Northern States Power Co. 6.250%, 06/01/36	2,200,000	2,872,892
Ohio Power Co. 5.375%, 10/01/21	1,640,000	1,763,558
Oncor Electric Delivery Co. LLC 7.000%, 05/01/32	950,000	1,267,471
Pacific Gas & Electric Co. 5.400%, 01/15/40 (b)	3,320,000	3,730,385
PacifiCorp 2.950%, 02/01/22	2,800,000	2,799,104

Electric—(Continued)
PPL Capital Funding, Inc. 3.400%, 06/01/23	2,000,000	1,983,180
PSEG Power LLC 8.625%, 04/15/31	1,000,000	1,318,390
Sempra Energy 3.400%, 02/01/28 (b)	2,100,000	2,013,921
6.150%, 06/15/18	900,000	906,210

		45,276,448

Electrical Components & Equipment—0.1%
Emerson Electric Co. 4.875%, 10/15/19	1,800,000	1,858,284

Environmental Control—0.1%
Waste Management, Inc. 7.000%, 07/15/28	1,265,000	1,588,208

Food—0.5%
General Mills, Inc. 5.650%, 02/15/19	1,700,000	1,740,001
Kraft Heinz Foods Co. 3.000%, 06/01/26 (b)	3,300,000	3,048,441
Kroger Co. (The) 3.300%, 01/15/21 (b)	3,900,000	3,917,238
Mondelez International, Inc. 5.375%, 02/10/20	1,800,000	1,872,576
Sysco Corp. 2.600%, 06/12/22	2,400,000	2,335,800
Tyson Foods, Inc. 3.550%, 06/02/27	1,200,000	1,157,856

		14,071,912

Forest Products & Paper—0.1%
Georgia-Pacific LLC 8.000%, 01/15/24	1,800,000	2,229,876
International Paper Co. 3.000%, 02/15/27 (b)	1,500,000	1,387,185

		3,617,061

Gas—0.2%
NiSource, Inc. 4.800%, 02/15/44	4,000,000	4,201,040

Healthcare-Products—0.5%
Abbott Laboratories 4.750%, 11/30/36	3,000,000	3,236,910
Becton Dickinson & Co. 4.669%, 06/06/47	2,000,000	2,025,280
Medtronic, Inc. 4.625%, 03/15/45	3,000,000	3,275,670
Thermo Fisher Scientific, Inc. 4.150%, 02/01/24	3,445,000	3,536,017

		12,073,877

BHFTII-162

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Services—0.4%
Aetna, Inc. 2.750%, 11/15/22 (b)	3,000,000	$2,886,480
Anthem, Inc. 5.850%, 01/15/36 (b)	1,800,000	2,093,148
Laboratory Corp. of America Holdings 4.625%, 11/15/20	1,900,000	1,968,362
UnitedHealth Group, Inc. 3.750%, 07/15/25	3,600,000	3,654,900

		10,602,890

Insurance—0.9%
Aflac, Inc. 3.625%, 06/15/23	2,975,000	3,010,462
Allstate Corp. (The) 7.450%, 05/16/19	1,700,000	1,782,841
American International Group, Inc. 3.300%, 03/01/21 (b)	3,000,000	3,003,210
AXA S.A. 8.600%, 12/15/30	1,165,000	1,585,646
Berkshire Hathaway, Inc. 3.125%, 03/15/26	2,900,000	2,827,558
Chubb Corp. (The) 6.000%, 05/11/37	865,000	1,102,304
Chubb INA Holdings, Inc. 3.350%, 05/15/24	4,000,000	3,995,360
Hartford Financial Services Group, Inc. (The) 6.100%, 10/01/41	780,000	978,830
Marsh & McLennan Cos., Inc. 3.750%, 03/14/26	4,000,000	3,998,120
Principal Financial Group, Inc. 3.100%, 11/15/26	1,000,000	948,980
Prudential Financial, Inc. 5.700%, 12/14/36	1,525,000	1,849,444

		25,082,755

Internet—0.3%
Alibaba Group Holding, Ltd. 4.200%, 12/06/47	1,400,000	1,331,386
Amazon.com, Inc. 3.800%, 12/05/24 (b)	3,800,000	3,901,498
3.875%, 08/22/37 (144A)	1,900,000	1,890,861
eBay, Inc. 3.600%, 06/05/27	1,500,000	1,449,600

		8,573,345

Iron/Steel—0.0%
Vale Overseas, Ltd. 6.875%, 11/21/36	1,100,000	1,293,490

Machinery-Construction & Mining—0.1%
Caterpillar, Inc. 3.803%, 08/15/42	1,500,000	1,501,110

Machinery-Diversified—0.1%
Deere & Co. 2.600%, 06/08/22 (b)	1,950,000	1,907,159

Media—1.0%
21st Century Fox America, Inc. 6.550%, 03/15/33	1,950,000	2,453,821
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 4.464%, 07/23/22	2,800,000	2,856,980
Comcast Corp. 3.150%, 03/01/26	2,000,000	1,926,600
4.650%, 07/15/42	3,670,000	3,844,362
5.650%, 06/15/35	1,500,000	1,757,970
Discovery Communications LLC 6.350%, 06/01/40	1,800,000	2,025,504
Time Warner Cable LLC 5.000%, 02/01/20	1,900,000	1,951,148
6.550%, 05/01/37	100,000	112,236
Time Warner Entertainment Co. L.P. 8.375%, 03/15/23	380,000	451,334
Time Warner, Inc. 3.600%, 07/15/25 (b)	1,900,000	1,848,130
6.100%, 07/15/40	925,000	1,063,953
7.700%, 05/01/32	685,000	909,749
Viacom, Inc. 4.375%, 03/15/43	3,500,000	3,136,560
Walt Disney Co. (The) 2.750%, 08/16/21 (b)	1,930,000	1,919,308
2.950%, 06/15/27 (b)	2,000,000	1,924,860

		28,182,515

Mining—0.3%
Barrick North America Finance LLC 4.400%, 05/30/21	3,125,000	3,245,063
Newmont Mining Corp. 6.250%, 10/01/39	1,800,000	2,190,654
Rio Tinto Alcan, Inc. 6.125%, 12/15/33	1,751,000	2,184,495

		7,620,212

Miscellaneous Manufacturing—0.3%
General Electric Co. 3.375%, 03/11/24 (b)	2,900,000	2,840,289
5.300%, 02/11/21 (b)	1,915,000	2,008,529
6.750%, 03/15/32	1,250,000	1,552,687
7.500%, 08/21/35	100,000	138,111
Ingersoll-Rand Luxembourg Finance S.A. 2.625%, 05/01/20	1,200,000	1,189,428

		7,729,044

Multi-National—1.6%
Asian Development Bank 1.625%, 08/26/20 (b)	4,000,000	3,918,840
2.000%, 02/16/22	2,000,000	1,948,700

BHFTII-163

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Multi-National—(Continued)
European Bank for Reconstruction & Development 1.000%, 06/15/18	3,564,000	$3,557,193
European Investment Bank 1.625%, 12/15/20 (b)	2,000,000	1,951,500
1.875%, 02/10/25 (b)	2,500,000	2,344,700
2.500%, 10/15/24	3,800,000	3,724,608
4.000%, 02/16/21	1,700,000	1,765,722
4.875%, 02/15/36	1,700,000	2,130,083
Inter-American Development Bank 1.750%, 10/15/19	2,000,000	1,981,720
2.125%, 01/15/25	3,900,000	3,727,932
2.375%, 07/07/27 (b)	1,500,000	1,435,980
6.800%, 10/15/25	500,000	614,445
7.000%, 06/15/25	200,000	248,644
International Bank for Reconstruction & Development 0.875%, 08/15/19	3,000,000	2,942,790
2.125%, 03/03/25 (b)	3,000,000	2,868,780
2.500%, 07/29/25	2,000,000	1,953,900
7.625%, 01/19/23 (b)	2,970,000	3,615,500
8.875%, 03/01/26	535,000	741,964
International Finance Corp. 1.125%, 07/20/21 (b)	1,600,000	1,524,656

		42,997,657

Oil & Gas—1.6%
Apache Finance Canada Corp. 7.750%, 12/15/29	300,000	379,629
BP Capital Markets plc 3.245%, 05/06/22	3,900,000	3,907,293
Canadian Natural Resources, Ltd. 6.250%, 03/15/38	1,800,000	2,170,998
Chevron Corp. 3.191%, 06/24/23 (b)	3,025,000	3,031,292
ConocoPhillips Canada Funding Co. I 5.950%, 10/15/36	1,550,000	1,918,435
ConocoPhillips Holding Co. 6.950%, 04/15/29	700,000	893,543
Exxon Mobil Corp. 3.176%, 03/15/24	2,900,000	2,923,171
Marathon Oil Corp. 6.600%, 10/01/37	2,000,000	2,407,380
Noble Energy, Inc. 3.900%, 11/15/24	4,200,000	4,228,938
Occidental Petroleum Corp. 3.400%, 04/15/26	1,000,000	989,430
Petroleos Mexicanos 4.875%, 01/24/22	1,900,000	1,946,284
6.625%, 06/15/35 (b)	3,400,000	3,518,762
Shell International Finance B.V. 1.875%, 05/10/21 (b)	5,000,000	4,837,150
4.300%, 09/22/19	1,000,000	1,023,260
4.375%, 05/11/45	1,900,000	2,013,145
Statoil ASA 3.250%, 11/10/24 (b)	3,100,000	3,071,480

Oil & Gas—(Continued)
Total Capital International S.A. 2.700%, 01/25/23	3,000,000	2,932,770
Valero Energy Corp. 3.400%, 09/15/26	1,000,000	959,840

		43,152,800

Oil & Gas Services—0.2%
Halliburton Co. 3.500%, 08/01/23 (b)	4,000,000	4,015,520

Pharmaceuticals—1.4%
AbbVie, Inc. 4.400%, 11/06/42	3,200,000	3,162,176
Allergan Funding SCS 3.800%, 03/15/25 (b)	2,400,000	2,355,984
AstraZeneca plc 4.000%, 09/18/42	1,200,000	1,164,252
CVS Health Corp. 3.350%, 03/09/21	1,500,000	1,508,265
3.700%, 03/09/23	3,000,000	3,016,290
5.050%, 03/25/48	1,500,000	1,577,415
5.125%, 07/20/45	1,900,000	2,022,531
Express Scripts Holding Co. 4.500%, 02/25/26	2,700,000	2,756,322
6.125%, 11/15/41	313,000	369,562
Johnson & Johnson 3.700%, 03/01/46	2,000,000	1,992,840
5.950%, 08/15/37	910,000	1,187,268
Merck & Co., Inc. 2.400%, 09/15/22	4,000,000	3,906,520
6.550%, 09/15/37	1,000,000	1,370,800
Merck Sharp & Dohme Corp. 5.950%, 12/01/28 (b)	300,000	361,647
Novartis Capital Corp. 4.400%, 04/24/20	900,000	929,961
Sanofi 4.000%, 03/29/21	2,775,000	2,855,725
Shire Acquisitions Investments Ireland DAC 3.200%, 09/23/26	3,000,000	2,800,320
Wyeth LLC 5.950%, 04/01/37	3,300,000	4,214,496

		37,552,374

Pipelines—1.0%
El Paso Natural Gas Co. LLC 8.375%, 06/15/32	220,000	285,665
Enbridge Energy Partners L.P. 5.875%, 10/15/25	3,000,000	3,317,220
Energy Transfer Partners L.P. 4.650%, 06/01/21	1,950,000	2,005,263
5.150%, 03/15/45	2,600,000	2,395,536
Enterprise Products Operating LLC 3.950%, 02/15/27 (b)	3,800,000	3,825,650
Kinder Morgan Energy Partners L.P. 6.500%, 02/01/37	2,000,000	2,279,020

BHFTII-164

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pipelines—(Continued)
Kinder Morgan, Inc. 4.300%, 06/01/25 (b)	1,000,000	$1,007,030
Sabine Pass Liquefaction LLC 5.625%, 04/15/23	2,700,000	2,885,949
Tennessee Gas Pipeline Co. LLC 7.000%, 10/15/28	1,050,000	1,253,028
7.625%, 04/01/37	640,000	829,197
TransCanada PipeLines, Ltd. 6.200%, 10/15/37 (b)	1,800,000	2,219,508
Williams Partners L.P. 5.250%, 03/15/20	3,575,000	3,706,560

		26,009,626

Real Estate Investment Trusts—0.5%
AvalonBay Communities, Inc. 6.100%, 03/15/20	860,000	908,882
Boston Properties L.P. 3.850%, 02/01/23	2,950,000	3,007,938
Digital Realty Trust L.P. 3.700%, 08/15/27	3,500,000	3,379,425
HCP, Inc. 5.375%, 02/01/21	2,591,000	2,721,120
Kimco Realty Corp. 6.875%, 10/01/19	550,000	581,317
Simon Property Group L.P. 3.300%, 01/15/26	3,800,000	3,689,344

		14,288,026

Retail—0.7%
Home Depot, Inc. (The) 2.000%, 04/01/21 (b)	3,000,000	2,927,730
4.400%, 04/01/21	1,450,000	1,508,566
Lowe’s Cos., Inc. 4.050%, 05/03/47	1,500,000	1,481,565
McDonald’s Corp. 3.700%, 01/30/26	3,000,000	3,017,220
Target Corp. 4.000%, 07/01/42	2,000,000	1,952,920
6.350%, 11/01/32	708,000	883,209
Walgreens Boots Alliance, Inc. 2.700%, 11/18/19	3,000,000	2,986,290
Walmart, Inc. 2.550%, 04/11/23 (b)	4,000,000	3,908,600
5.250%, 09/01/35	935,000	1,129,545

		19,795,645

Semiconductors—0.3%
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 3.000%, 01/15/22	3,100,000	3,040,976
Intel Corp. 2.700%, 12/15/22	2,000,000	1,973,480
QUALCOMM, Inc. 3.450%, 05/20/25 (b)	4,000,000	3,906,880

		8,921,336

Software—1.0%
Adobe Systems, Inc. 4.750%, 02/01/20	2,200,000	2,280,476
Microsoft Corp. 2.000%, 11/03/20	3,000,000	2,950,500
3.125%, 11/03/25 (b)	5,100,000	5,038,035
3.300%, 02/06/27	2,000,000	1,984,580
4.200%, 06/01/19	2,700,000	2,758,941
4.250%, 02/06/47	3,000,000	3,230,670
Oracle Corp. 2.375%, 01/15/19	3,885,000	3,882,552
4.125%, 05/15/45	4,200,000	4,236,078

		26,361,832

Telecommunications—1.4%
AT&T, Inc. 4.100%, 02/15/28 (144A) (b)	3,987,000	3,970,813
4.125%, 02/17/26	3,000,000	3,018,630
4.500%, 03/09/48	2,100,000	1,963,122
5.150%, 11/15/46 (144A)	1,308,000	1,336,475
5.300%, 08/14/58	2,500,000	2,528,725
7.125%, 12/15/31 (144A)	100,000	123,795
British Telecommunications plc 9.125%, 12/15/30	1,000,000	1,457,040
Cisco Systems, Inc. 2.500%, 09/20/26 (b)	3,200,000	2,996,448
5.500%, 01/15/40	2,000,000	2,510,060
Deutsche Telekom International Finance B.V. 8.750%, 06/15/30	1,000,000	1,418,070
Orange S.A. 5.500%, 02/06/44 (b)	2,400,000	2,807,808
Rogers Communications, Inc. 6.800%, 08/15/18	800,000	812,320
Telefonica Emisiones S.A.U. 4.103%, 03/08/27 (b)	1,900,000	1,894,889
Verizon Communications, Inc. 3.376%, 02/15/25	2,078,000	2,042,497
4.812%, 03/15/39	3,927,000	4,013,473
5.012%, 04/15/49	2,032,000	2,109,419
Vodafone Group plc 6.150%, 02/27/37	2,170,000	2,523,059

		37,526,643

Transportation—0.4%
Burlington Northern Santa Fe LLC 4.150%, 04/01/45	3,900,000	3,982,680
CSX Corp. 6.150%, 05/01/37	1,600,000	1,978,784
FedEx Corp. 4.550%, 04/01/46	1,000,000	1,013,810
8.000%, 01/15/19	675,000	702,324
Norfolk Southern Corp. 3.000%, 04/01/22	1,911,000	1,901,330
5.590%, 05/17/25	28,000	30,830
Union Pacific Corp. 6.625%, 02/01/29	1,200,000	1,501,884

BHFTII-165

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Transportation—(Continued)
United Parcel Service, Inc. 5.125%, 04/01/19 (b)	760,000	$779,183

		11,890,825

Total Corporate Bonds & Notes (Cost $746,806,272)		745,043,545

Foreign Government—1.7%

Banks—0.1%
Kreditanstalt fuer Wiederaufbau 2.875%, 04/03/28 (b)	2,000,000	1,994,260

Electric—0.1%
Hydro-Quebec 8.400%, 01/15/22	1,000,000	1,182,420

Provincial—0.3%
Province of British Columbia Canada 2.000%, 10/23/22	1,970,000	1,899,178
Province of Nova Scotia Canada 9.250%, 03/01/20	250,000	279,268
Province of Ontario Canada 2.450%, 06/29/22	4,000,000	3,915,720
4.400%, 04/14/20	2,100,000	2,174,298
Province of Quebec Canada 7.500%, 07/15/23	350,000	422,825

		8,691,289

Sovereign—1.2%
Canada Government International Bond 1.625%, 02/27/19 (b)	4,000,000	3,979,440
Colombia Government International Bonds 5.000%, 06/15/45 (b)	1,000,000	1,013,850
8.125%, 05/21/24	1,500,000	1,844,025
Export-Import Bank of Korea 2.250%, 01/21/20	2,000,000	1,972,060
Japan Bank for International Cooperation 1.750%, 05/28/20	5,000,000	4,899,950
Mexico Government International Bonds 5.750%, 10/12/10 (b)	2,000,000	2,039,100
6.750%, 09/27/34	1,050,000	1,294,818
8.000%, 09/24/22	2,200,000	2,711,478
Panama Government International Bonds 4.500%, 05/15/47 (c)	1,400,000	1,431,066
5.200%, 01/30/20	1,370,000	1,429,116
Peruvian Government International Bond 8.750%, 11/21/33 (b)	1,450,000	2,176,015
Philippine Government International Bond 5.000%, 01/13/37	1,740,000	1,968,827
Poland Government International Bond 3.250%, 04/06/26 (b)	2,000,000	1,986,880
Republic of Korea 7.125%, 04/16/19	2,400,000	2,507,376

Sovereign—(Continued)
Uruguay Government International Bond 4.375%, 10/27/27 (c)	1,900,000	1,966,139

		33,220,140

Total Foreign Government (Cost $45,421,272)		45,088,109

Mortgage-Backed Securities—1.3%

Commercial Mortgage-Backed Securities—1.3%
CD Mortgage Trust 2.724%, 08/10/49	1,664,000	1,566,447
Commercial Mortgage Pass-Through Certificates Mortgage Trust 3.765%, 02/10/49	1,539,000	1,564,701
3.902%, 07/10/50	1,835,000	1,881,560
Commercial Mortgage Trust 3.838%, 09/10/47	3,800,000	3,893,911
Credit Suisse Mortgage Capital Certificates Trust 3.795%, 12/15/49 (a)	2,889,000	2,939,555
GS Mortgage Securities Corp. II 3.382%, 05/10/50	1,835,000	1,827,836
GS Mortgage Securities Trust 3.135%, 06/10/46	2,935,000	2,921,526
3.377%, 05/10/45	2,608,735	2,632,107
4.243%, 08/10/46	966,000	1,010,859
JPMBB Commercial Mortgage Securities Trust 3.598%, 11/15/48	3,900,000	3,929,151
3.801%, 08/15/48	1,534,000	1,568,090
Morgan Stanley Bank of America Merrill Lynch Trust 3.544%, 01/15/49	3,850,000	3,866,431
3.635%, 10/15/48	1,547,000	1,558,875
3.732%, 05/15/48	3,750,000	3,808,949
WF-RBS Commercial Mortgage Trust 3.488%, 06/15/46	1,054,000	1,045,867

Total Mortgage-Backed Securities (Cost $37,025,984)		36,015,865

Municipals—0.6%
Los Angeles, CA Unified School District, Build America Bond 6.758%, 07/01/34	2,160,000	2,889,389
Municipal Electric Authority of Georgia, Build America Bond 6.637%, 04/01/57	2,000,000	2,484,380
New Jersey State Turnpike Authority, Build America Bond 7.414%, 01/01/40	3,500,000	5,155,115
Oregon School Boards Association, General Obligation Unlimited 5.680%, 06/30/28	1,900,000	2,187,508
State of California, General Obligation Unlimited, Build America Bond 7.300%, 10/01/39	2,000,000	2,916,700
State of Illinois, General Obligation Unlimited 5.100%, 06/01/33	1,230,000	1,152,916

Total Municipals (Cost $14,832,965)		16,786,008

BHFTII-166

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Asset-Backed Securities—0.5%

Security Description	Principal Amount*	Value

Asset-Backed - Automobile—0.2%
Ally Auto Receivables Trust 1.990%, 11/15/21	2,990,000	$2,939,406
AmeriCredit Automobile Receivables Trust 3.080%, 12/18/23	1,500,000	1,478,966
Honda Auto Receivables Owner Trust 1.330%, 11/18/22	1,011,000	989,595

		5,407,967

Asset-Backed - Credit Card—0.3%
Citibank Credit Card Issuance Trust 2.150%, 07/15/21	2,980,000	2,963,054
2.880%, 01/23/23	4,924,000	4,931,711

		7,894,765

Total Asset-Backed Securities (Cost $13,509,363)		13,302,732

Short-Term Investments—0.4%

Discount Notes—0.3%
Federal Home Loan Bank 1.456%, 05/02/18 (d)	1,700,000	1,697,591
1.466%, 04/27/18 (d)	4,200,000	4,195,157
1.524%, 04/18/18 (d)	300,000	299,779
1.649%, 04/20/18 (d)	1,000,000	999,170

		7,191,697

U.S. Treasury—0.1%
U.S. Treasury Bills 1.759%, 06/21/18 (d)	300,000	298,872
1.921%, 09/13/18 (d)	2,200,000	2,181,370

		2,480,242

Total Short-Term Investments (Cost $9,671,917)		9,671,939

Securities Lending Reinvestments (e)—12.7%

Certificates of Deposit—6.7%
Banco Del Estado De Chile New York 1.985%, 1M LIBOR + 0.220%, 05/14/18 (a)	6,000,000	5,999,580
2.354%, 1M LIBOR + 0.500%, 09/21/18 (a)	5,000,000	4,999,675
Bank of Nova Scotia 2.482%, 3M LIBOR + 0.280%, 03/20/19 (a)	8,000,000	7,996,512
BNP Paribas New York 1.886%, 1M LIBOR + 0.200%, 05/04/18 (a)	10,000,000	10,000,240
Canadian Imperial Bank of Commerce 1.920%, 1M LIBOR + 0.170%, 04/13/18 (a)	5,000,000	4,999,840
Chiba Bank, Ltd., New York 1.740%, 04/11/18	7,000,000	6,999,461
China Construction Bank 1.950%, 04/20/18	6,500,000	6,499,324
Citigroup Global Markets, Ltd. 2.070%, 1M LIBOR + 0.330%, 09/12/18 (a)	7,000,000	6,998,775

Certificates of Deposit—(Continued)
Cooperative Rabobank UA 1.860%, 3M LIBOR + 0.140%, 10/16/18 (a)	8,000,000	8,000,000
Credit Suisse AG New York 1.976%, 1M LIBOR + 0.190%, 04/16/18 (a)	5,000,000	4,999,790
2.230%, FEDEFF PRV + 0.550%, 09/07/18 (a)	6,500,000	6,500,000
Mitsubishi UFJ Trust and Banking Corp. 1.886%, 1M LIBOR + 0.200%, 06/07/18 (a)	5,000,000	4,998,910
1.976%, 1M LIBOR + 0.190%, 04/16/18 (a)	2,500,000	2,499,848
2.077%, 1M LIBOR + 0.200%, 05/30/18 (a)	2,000,000	1,999,668
Mizuho Bank, Ltd., New York 1.940%, 1M LIBOR + 0.200%, 04/11/18 (a)	5,000,000	5,000,110
2.008%, 1M LIBOR + 0.200%, 04/18/18 (a)	2,500,000	2,499,965
2.077%, 1M LIBOR + 0.200%, 05/29/18 (a)	2,000,000	1,999,832
Natixis New York 1.896%, 1M LIBOR + 0.210%, 08/06/18 (a)	4,000,000	3,999,656
2.220%, 06/11/18	3,000,000	3,000,498
Norinchukin Bank New York 1.670%, 1M LIBOR + 0.300%, 09/04/18 (a)	8,000,000	7,995,152
Royal Bank of Canada New York 2.222%, 1M LIBOR + 0.400%, 09/17/18 (a)	2,000,000	1,999,548
2.301%, 1M LIBOR + 0.440%, 09/17/18 (a)	10,000,000	9,998,590
Societe Generale 1.950%, 1M LIBOR + 0.210%, 07/10/18 (a)	6,500,000	6,499,460
Standard Chartered plc 2.154%, 1M LIBOR + 0.300%, 08/22/18 (a)	4,000,000	3,999,616
2.250%, 08/21/18	4,000,000	3,998,320
State Street Bank and Trust Co. 1.831%, 1M LIBOR + 0.120%, 05/08/18 (a)	2,500,000	2,499,865
Sumitomo Mitsui Banking Corp., New York 1.920%, 1M LIBOR + 0.180%, 04/11/18 (a)	2,500,000	2,499,910
1.930%, 1M LIBOR + 0.190%, 04/12/18 (a)	3,000,000	2,999,871
2.000%, 05/21/18	6,000,000	6,000,030
2.010%, 1M LIBOR + 0.270%, 09/10/18 (a)	7,500,000	7,497,757
2.062%, 1M LIBOR + 0.190%, 04/26/18 (a)	2,500,000	2,499,980
Svenska Handelsbanken AB 2.027%, 1M LIBOR + 0.150%, 04/30/18 (a)	7,500,000	7,499,790
Wells Fargo Bank N.A. 1.835%, 3M LIBOR + 0.130%, 07/11/18 (a)	7,000,000	6,999,895
Westpac Banking Corp. 2.130%, FEDEFF PRV + 0.450%, 02/15/19 (a)	7,000,000	6,999,377

		179,978,845

Commercial Paper—1.9%
Antalis S.A. 2.150%, 06/05/18	1,989,131	1,992,314
Canadian Imperial Bank of Commerce 2.208%, 1M LIBOR + 0.400%, 09/17/18 (a)	2,000,000	1,999,818
Industrial & Commercial Bank of China, Ltd. 1.960%, 04/20/18	6,479,121	6,493,006
La Fayette Asset Securitization LLC 2.170%, 06/08/18	1,988,547	1,991,842
LMA S.A. & LMA Americas 2.150%, 06/04/18	11,336,002	11,354,856
Macquarie Bank, Ltd., London 2.020%, 05/16/18	4,975,031	4,987,345

BHFTII-167

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Securities Lending Reinvestments (e)—(Continued)

Security Description	Principal Amount*	Value

Commercial Paper—(Continued)
Sheffield Receivables Co. 2.080%, 05/21/18	4,974,289	$4,985,360
Toyota Motor Credit Corp. 1.967%, 1M LIBOR + 0.190%, 05/11/18 (a)	8,000,000	7,999,752
UBS AG 1.880%, 1M LIBOR + 0.210%, 05/02/18 (a)	10,000,000	9,998,560

		51,802,853

Repurchase Agreements—3.1%
Citigroup Global Markets, Inc. Repurchase Agreement dated 01/25/17 at 2.230%, due on 06/29/18 with a maturity value of $1,548,317; collateralized by various Common Stock with an aggregate market value of $1,650,000.	1,500,000	1,500,000
Deutsche Bank AG, London Repurchase Agreement dated 03/29/18 at 1.750%, due on 04/02/18 with a maturity value of $1,400,272; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 03/07/22 - 05/24/27, and an aggregate market value of $1,428,008.	1,400,000	1,400,000
Repurchase Agreement dated 03/29/18 at 1.750%, due on 04/02/18 with a maturity value of $800,156; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 06/30/20 - 05/02/25, and an aggregate market value of $816,002.	800,000	800,000
Repurchase Agreement dated 03/29/18 at 1.800%, due on 04/02/18 with a maturity value of $700,140; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.125%, maturity dates ranging from 04/14/22 - 08/07/23, and an aggregate market value of $714,005.	700,000	700,000
Repurchase Agreement dated 01/09/18 at 2.070%, due on 04/02/18 with a maturity value of $1,507,159; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $1,666,068.	1,500,000	1,500,000
Repurchase Agreement dated 03/15/18 at 2.070%, due on 04/02/18 with a maturity value of $9,009,315; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $9,996,408.	9,000,000	9,000,000
Repurchase Agreement dated 09/12/17 at 2.210%, due on 07/02/18 with a maturity value of $7,634,902; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $8,330,340.	7,500,000	7,500,000
ING Financial Markets LLC Repurchase Agreement dated 03/29/18 at 1.710%, due on 04/02/18 with a maturity value of $5,210,361; collateralized by U.S. Government Agency Obligations with rates ranging from 0.750% - 3.750%, maturity dates ranging from 04/09/18 - 09/24/26, and an aggregate market value of $5,313,569.	5,209,371	5,209,371

Repurchase Agreements—(Continued)
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 2.230%, due on 06/29/18 with a maturity value of $4,255,177; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 8.875%, maturity dates ranging from 01/15/19 - 02/15/48, and various Common Stock with an aggregate market value of $4,436,131.	4,100,000	4,100,000
Repurchase Agreement dated 08/01/17 at 2.230%, due on 06/29/18 with a maturity value of $8,164,524; collateralized by various Common Stock with an aggregate market value of $8,800,001.	8,000,000	8,000,000
Morgan Stanley & Co. LLC Repurchase Agreement dated 03/20/18 at 2.330%, due on 06/20/18 with a maturity value of $2,514,886; collateralized by various Common Stock with an aggregate market value of $2,750,887.	2,500,000	2,500,000
NBC Global Finance, Ltd. Repurchase Agreement dated 11/30/17 at 1.850%, due on 04/02/18 with a maturity value of $7,144,878; collateralized by various Common Stock with an aggregate market value of $7,897,045.	7,100,000	7,100,000
Repurchase Agreement dated 03/16/18 at 1.850%, due on 04/02/18 with a maturity value of $2,001,747; collateralized by various Common Stock with an aggregate market value of $2,224,520.	2,000,000	2,000,000
Repurchase Agreement dated 03/16/18 at 1.880%, due on 04/05/18 with a maturity value of $5,005,222; collateralized by various Common Stock with an aggregate market value of $5,561,300.	5,000,000	5,000,000
Pershing LLC Repurchase Agreement dated 03/29/18 at 1.780%, due on 04/02/18 with a maturity value of $1,000,198; collateralized by U.S. Government Agency and Treasury Obligations with rates ranging from 0.000% - 11.500%, maturity dates ranging from 03/31/18 - 02/20/68, and an aggregate market value of $1,020,000.	1,000,000	1,000,000
Societe Generale Repurchase Agreement dated 03/08/18 at 1.820%, due on 04/02/18 with a maturity value of $10,012,639; collateralized by various Common Stock with an aggregate market value of $11,117,239.	10,000,000	10,000,000
Repurchase Agreement dated 03/16/18 at 1.820%, due on 04/02/18 with a maturity value of $5,004,297; collateralized by various Common Stock with an aggregate market value of $5,558,620.	5,000,000	5,000,000
Repurchase Agreement dated 03/21/18 at 1.820%, due on 04/02/18 with a maturity value of $6,003,640; collateralized by various Common Stock with an aggregate market value of $6,670,344.	6,000,000	6,000,000
Repurchase Agreement dated 03/28/18 at 1.820%, due on 04/02/18 with a maturity value of $5,001,264; collateralized by various Common Stock with an aggregate market value of $5,558,620.	5,000,000	5,000,000

		83,309,371

BHFTII-168

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Securities Lending Reinvestments (e)—(Continued)

Security Description	Principal Amount*	Value

Time Deposits—1.0%
ABN AMRO Bank NV 1.680%, 04/02/18	12,000,000	$12,000,000
Australia New Zealand Bank 1.670%, 04/02/18	1,000,000	1,000,000
DZ Bank AG 1.670%, 04/02/18	5,000,000	5,000,000
Svenska Handelsbanken AB 1.640%, 04/02/18	7,500,000	7,500,000

		25,500,000

Total Securities Lending Reinvestments (Cost $340,617,888)		340,591,069

Total Investments—112.3% (Cost $3,030,000,450)		3,017,977,230
Other assets and liabilities (net)—(12.3)%		(330,082,307)

Net Assets—100.0%		$2,687,894,923

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at March 31, 2018. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(b)	All or a portion of the security was held on loan. As of March 31, 2018, the market value of securities loaned was $307,934,769 and the collateral received consisted of cash in the amount of $340,551,491. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Principal amount of security is adjusted for inflation.
(d)	The rate shown represents current yield to maturity.
(e)	Represents investment of cash collateral received from securities on loan as of March 31, 2018.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2018, the market value of 144A securities was $7,321,944, which is 0.3% of net assets.
(ACES)—	Alternative Credit Enhancement Securities
(CMO)—	Collateralized Mortgage Obligation
(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London InterBank Offered Rate

BHFTII-169

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2018:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,811,477,963	$—	$1,811,477,963
Total Corporate Bonds & Notes*	—	745,043,545	—	745,043,545
Total Foreign Government*	—	45,088,109	—	45,088,109
Total Mortgage-Backed Securities*	—	36,015,865	—	36,015,865
Total Municipals	—	16,786,008	—	16,786,008
Total Asset-Backed Securities*	—	13,302,732	—	13,302,732
Total Short-Term Investments*	—	9,671,939	—	9,671,939
Total Securities Lending Reinvestments*	—	340,591,069	—	340,591,069
Total Investments	$—	$3,017,977,230	$—	$3,017,977,230

Collateral for Securities Loaned (Liability)	$—	$(340,551,491)	$—	$(340,551,491)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-170

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—96.5% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.4%
Curtiss-Wright Corp.	27,555	$3,721,854
Esterline Technologies Corp. (a)	16,322	1,193,954
KLX, Inc. (a) (b)	31,430	2,233,416
Orbital ATK, Inc.	36,069	4,783,110
Teledyne Technologies, Inc. (a)	22,277	4,169,586

		16,101,920

Airlines—0.4%
JetBlue Airways Corp. (a) (c)	200,858	4,081,435

Auto Components—0.9%
Cooper Tire & Rubber Co. (b)	31,700	928,810
Dana, Inc.	90,634	2,334,732
Delphi Technologies plc	55,299	2,634,997
Gentex Corp.	171,254	3,942,267

		9,840,806

Automobiles—0.3%
Thor Industries, Inc.	30,582	3,522,129

Banks—7.9%
Associated Banc-Corp.	106,436	2,644,935
BancorpSouth Bank	52,446	1,667,783
Bank of Hawaii Corp.	26,413	2,194,920
Bank of the Ozarks, Inc.	75,780	3,657,901
Cathay General Bancorp	47,584	1,902,408
Chemical Financial Corp.	44,495	2,432,987
Commerce Bancshares, Inc.	58,604	3,510,966
Cullen/Frost Bankers, Inc.	36,165	3,836,022
East West Bancorp, Inc.	90,203	5,641,296
First Horizon National Corp.	203,962	3,840,604
FNB Corp.	201,860	2,715,017
Fulton Financial Corp. (b)	109,390	1,941,672
Hancock Holding Co.	53,202	2,750,543
Home BancShares, Inc.	98,651	2,250,229
International Bancshares Corp.	33,823	1,315,715
MB Financial, Inc.	52,413	2,121,678
PacWest Bancorp	78,492	3,887,709
Pinnacle Financial Partners, Inc.	46,175	2,964,435
Prosperity Bancshares, Inc.	43,579	3,165,143
Signature Bank (a)	33,501	4,755,467
Sterling Bancorp (b)	140,230	3,162,186
Synovus Financial Corp.	74,063	3,698,706
TCF Financial Corp.	106,689	2,433,576
Texas Capital Bancshares, Inc. (a)	30,985	2,785,551
Trustmark Corp.	42,322	1,318,754
UMB Financial Corp.	27,485	1,989,639
Umpqua Holdings Corp.	137,566	2,945,288
United Bankshares, Inc. (b)	65,552	2,310,708
Valley National Bancorp (b)	165,158	2,057,869
Webster Financial Corp.	57,482	3,184,503
Wintrust Financial Corp.	35,086	3,019,150

		88,103,360

Beverages—0.1%
Boston Beer Co., Inc. (The) - Class A (a) (b)	5,501	1,039,964

Biotechnology—0.3%
United Therapeutics Corp. (a)	26,984	3,031,922

Building Products—0.4%
Lennox International, Inc.	23,463	4,795,133

Capital Markets—4.0%
Eaton Vance Corp.	74,931	4,171,409
Evercore, Inc. - Class A	25,739	2,244,441
FactSet Research Systems, Inc. (b)	24,353	4,856,475
Federated Investors, Inc. - Class B	59,239	1,978,583
Interactive Brokers Group, Inc. - Class A	44,604	2,999,173
Janus Henderson Group plc	112,562	3,724,676
Legg Mason, Inc.	52,757	2,144,572
MarketAxess Holdings, Inc.	23,456	5,100,273
MSCI, Inc.	56,130	8,389,751
SEI Investments Co.	81,465	6,102,543
Stifel Financial Corp.	44,839	2,655,814

		44,367,710

Chemicals—2.7%
Ashland Global Holdings, Inc.	38,834	2,710,225
Cabot Corp.	38,571	2,149,176
Chemours Co. (The)	115,552	5,628,538
Minerals Technologies, Inc.	22,113	1,480,465
NewMarket Corp. (b)	5,734	2,303,233
Olin Corp.	104,279	3,169,039
PolyOne Corp.	50,478	2,146,324
RPM International, Inc.	83,415	3,976,393
Scotts Miracle-Gro Co. (The) (b)	24,867	2,132,345
Sensient Technologies Corp.	26,934	1,901,002
Valvoline, Inc. (b)	124,852	2,762,975

		30,359,715

Commercial Services & Supplies—2.0%
Brink’s Co. (The)	31,562	2,251,949
Clean Harbors, Inc. (a) (b)	32,089	1,566,264
Copart, Inc. (a)	125,956	6,414,939
Deluxe Corp.	29,907	2,213,417
Healthcare Services Group, Inc.	45,979	1,999,167
Herman Miller, Inc.	37,237	1,189,722
HNI Corp. (b)	26,987	973,961
MSA Safety, Inc.	21,231	1,767,268
Pitney Bowes, Inc.	116,561	1,269,349
Rollins, Inc.	59,917	3,057,565

		22,703,601

Communications Equipment—1.0%
ARRIS International plc (a)	108,663	2,887,176
Ciena Corp. (a) (b)	90,063	2,332,632
InterDigital, Inc.	21,609	1,590,422
NetScout Systems, Inc. (a)	54,459	1,434,995
Plantronics, Inc.	20,641	1,246,097
ViaSat, Inc. (a) (b)	34,176	2,246,047

		11,737,369

BHFTII-171

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Construction & Engineering—1.2%
AECOM (a)	99,330	$3,539,128
Dycom Industries, Inc. (a) (b)	19,463	2,094,803
EMCOR Group, Inc.	36,428	2,838,834
Granite Construction, Inc. (b)	24,893	1,390,523
KBR, Inc.	87,535	1,417,192
Valmont Industries, Inc.	14,162	2,071,900

		13,352,380

Construction Materials—0.3%
Eagle Materials, Inc.	30,345	3,127,052

Consumer Finance—0.3%
SLM Corp. (a)	270,559	3,032,966

Containers & Packaging—1.2%
AptarGroup, Inc.	38,761	3,481,901
Bemis Co., Inc.	56,774	2,470,804
Greif, Inc. - Class A	16,176	845,196
Owens-Illinois, Inc. (a)	101,788	2,204,728
Silgan Holdings, Inc.	46,153	1,285,361
Sonoco Products Co.	62,085	3,011,123

		13,299,113

Distributors—0.3%
Pool Corp.	25,210	3,686,206

Diversified Consumer Services—0.8%
Adtalem Global Education, Inc. (a)	37,616	1,788,641
Graham Holdings Co. - Class B	2,888	1,739,298
Service Corp. International	115,456	4,357,309
Sotheby’s (a)	23,244	1,192,650

		9,077,898

Electric Utilities—2.0%
ALLETE, Inc.	31,739	2,293,143
Great Plains Energy, Inc.	134,582	4,278,362
Hawaiian Electric Industries, Inc. (b)	67,922	2,335,158
IDACORP, Inc.	31,447	2,775,827
OGE Energy Corp.	124,626	4,083,994
PNM Resources, Inc.	49,708	1,901,331
Westar Energy, Inc.	88,761	4,667,941

		22,335,756

Electrical Equipment—0.7%
EnerSys	26,154	1,814,303
Hubbell, Inc. (b)	34,137	4,157,204
Regal-Beloit Corp.	27,657	2,028,641

		8,000,148

Electronic Equipment, Instruments & Components—4.6%
Arrow Electronics, Inc. (a)	54,736	4,215,767
Avnet, Inc.	74,852	3,125,820
Belden, Inc.	26,167	1,803,953
Cognex Corp.	108,305	5,630,777
Coherent, Inc. (a) (b)	15,489	2,902,639

Electronic Equipment, Instruments & Components—(Continued)
Jabil, Inc.	109,357	3,141,827
Keysight Technologies, Inc. (a)	118,570	6,211,882
Knowles Corp. (a)	55,799	702,509
Littelfuse, Inc.	15,496	3,225,957
National Instruments Corp. (b)	67,141	3,395,320
SYNNEX Corp.	18,271	2,163,286
Tech Data Corp. (a)	21,667	1,844,512
Trimble, Inc. (a)	154,932	5,558,960
VeriFone Systems, Inc. (a) (b)	68,865	1,059,144
Vishay Intertechnology, Inc.	82,380	1,532,268
Zebra Technologies Corp. - Class A (a)	33,231	4,625,423

		51,140,044

Energy Equipment & Services—1.3%
Core Laboratories NV	27,527	2,978,972
Diamond Offshore Drilling, Inc. (a) (b)	40,248	590,035
Dril-Quip, Inc. (a) (b)	23,799	1,066,195
Ensco plc - Class A	272,100	1,194,519
Nabors Industries, Ltd.	196,913	1,376,422
Oceaneering International, Inc. (b)	61,444	1,139,172
Patterson-UTI Energy, Inc.	138,719	2,428,970
Rowan Cos. plc - Class A (a) (b)	70,918	818,394
Superior Energy Services, Inc. (a)	96,251	811,396
Transocean, Ltd. (a) (b)	272,069	2,693,483

		15,097,558

Equity Real Estate Investment Trusts—8.1%
Alexander & Baldwin, Inc.	42,208	976,271
American Campus Communities, Inc.	85,180	3,289,652
Camden Property Trust	57,828	4,867,961
CoreCivic, Inc.	73,765	1,439,893
CoreSite Realty Corp.	21,370	2,142,556
Corporate Office Properties Trust	63,206	1,632,611
Cousins Properties, Inc. (b)	262,099	2,275,019
CyrusOne, Inc.	59,988	3,071,985
DCT Industrial Trust, Inc.	58,478	3,294,651
Douglas Emmett, Inc.	99,469	3,656,480
Education Realty Trust, Inc. (b)	47,291	1,548,780
EPR Properties	40,349	2,235,335
First Industrial Realty Trust, Inc. (b)	74,991	2,191,987
Geo Group, Inc. (The)	77,402	1,584,419
Healthcare Realty Trust, Inc.	77,938	2,159,662
Highwoods Properties, Inc.	64,455	2,824,418
Hospitality Properties Trust	102,563	2,598,946
JBG SMITH Properties	58,273	1,964,383
Kilroy Realty Corp.	61,607	4,371,633
Lamar Advertising Co. - Class A	52,319	3,330,628
LaSalle Hotel Properties	70,655	2,049,702
Liberty Property Trust	92,023	3,656,074
Life Storage, Inc.	29,029	2,424,502
Mack-Cali Realty Corp.	56,252	939,971
Medical Properties Trust, Inc.	227,590	2,958,670
National Retail Properties, Inc.	96,040	3,770,530
Omega Healthcare Investors, Inc. (b)	123,931	3,351,094
PotlatchDeltic Corp.	37,510	1,952,395
Quality Care Properties, Inc. (a)	58,542	1,137,471

BHFTII-172

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Equity Real Estate Investment Trusts—(Continued)
Rayonier, Inc.	80,555	$2,833,925
Sabra Health Care REIT, Inc. (b)	111,226	1,963,139
Senior Housing Properties Trust	148,294	2,322,284
Tanger Factory Outlet Centers, Inc. (b)	58,997	1,297,934
Taubman Centers, Inc.	38,010	2,163,149
Uniti Group, Inc.	102,920	1,672,450
Urban Edge Properties	66,055	1,410,274
Washington Prime Group, Inc.	115,927	773,233
Weingarten Realty Investors (b)	74,547	2,093,280

		90,227,347

Food & Staples Retailing—0.5%
Casey’s General Stores, Inc. (b)	23,432	2,572,131
Sprouts Farmers Market, Inc. (a)	77,230	1,812,588
United Natural Foods, Inc. (a)	31,453	1,350,592

		5,735,311

Food Products—2.1%
Flowers Foods, Inc.	115,660	2,528,328
Hain Celestial Group, Inc. (The) (a)	64,850	2,079,739
Ingredion, Inc.	45,079	5,811,585
Lamb Weston Holdings, Inc.	91,219	5,310,770
Lancaster Colony Corp.	12,164	1,497,875
Post Holdings, Inc. (a)	40,923	3,100,326
Sanderson Farms, Inc. (b)	12,541	1,492,630
Tootsie Roll Industries, Inc. (b)	12,116	356,824
TreeHouse Foods, Inc. (a)	35,244	1,348,788

		23,526,865

Gas Utilities—2.0%
Atmos Energy Corp.	69,244	5,833,115
National Fuel Gas Co. (b)	53,545	2,754,890
New Jersey Resources Corp.	54,664	2,192,026
ONE Gas, Inc.	32,619	2,153,506
Southwest Gas Holdings, Inc.	30,054	2,032,552
UGI Corp.	107,970	4,796,028
WGL Holdings, Inc. (b)	32,051	2,681,066

		22,443,183

Health Care Equipment & Supplies—3.8%
ABIOMED, Inc. (a)	26,251	7,638,778
Cantel Medical Corp.	22,176	2,470,628
Globus Medical, Inc. - Class A (a)	45,237	2,253,707
Halyard Health, Inc. (a)	29,280	1,349,222
Hill-Rom Holdings, Inc. (b)	41,296	3,592,752
ICU Medical, Inc. (a)	9,422	2,378,113
LivaNova plc (a)	27,125	2,400,563
Masimo Corp. (a)	29,646	2,607,366
NuVasive, Inc. (a)	31,987	1,670,041
STERIS plc	52,950	4,943,412
Teleflex, Inc.	28,113	7,168,253
West Pharmaceutical Services, Inc.	46,171	4,076,438

		42,549,273

Health Care Providers & Services—1.8%
Acadia Healthcare Co., Inc. (a)	51,044	1,999,904
Encompass Health Corp.	61,244	3,501,320
LifePoint Health, Inc. (a) (b)	24,324	1,143,228
MEDNAX, Inc. (a)	58,534	3,256,246
Molina Healthcare, Inc. (a)	28,700	2,329,866
Patterson Cos., Inc.	50,890	1,131,285
Tenet Healthcare Corp. (a)	50,477	1,224,067
WellCare Health Plans, Inc. (a)	27,789	5,380,784

		19,966,700

Health Care Technology—0.3%
Allscripts Healthcare Solutions, Inc. (a)	112,861	1,393,833
Medidata Solutions, Inc. (a)	36,965	2,321,772

		3,715,605

Hotels, Restaurants & Leisure—2.8%
Boyd Gaming Corp.	51,254	1,632,953
Brinker International, Inc.	28,923	1,044,120
Cheesecake Factory, Inc. (The) (b)	26,639	1,284,533
Churchill Downs, Inc.	7,082	1,728,362
Cracker Barrel Old Country Store, Inc. (b)	14,980	2,384,816
Domino’s Pizza, Inc.	27,293	6,374,553
Dunkin’ Brands Group, Inc.	51,333	3,064,067
ILG, Inc.	65,883	2,049,620
International Speedway Corp. - Class A	15,289	674,245
Jack in the Box, Inc.	18,430	1,572,632
Papa John’s International, Inc.	15,278	875,429
Scientific Games Corp. - Class A (a)	33,124	1,377,958
Six Flags Entertainment Corp.	49,071	3,055,161
Texas Roadhouse, Inc. (b)	40,967	2,367,073
Wendy’s Co. (The)	112,055	1,966,565

		31,452,087

Household Durables—1.5%
Helen of Troy, Ltd. (a)	16,830	1,464,210
KB Home	52,690	1,499,030
NVR, Inc. (a)	2,138	5,986,400
Tempur Sealy International, Inc. (a)	28,816	1,305,077
Toll Brothers, Inc. (b)	89,221	3,858,808
TRI Pointe Group, Inc. (a)	94,364	1,550,400
Tupperware Brands Corp.	31,899	1,543,274

		17,207,199

Household Products—0.2%
Energizer Holdings, Inc. (b)	37,247	2,219,176

Industrial Conglomerates—0.4%
Carlisle Cos., Inc.	38,560	4,026,050

Insurance—4.4%
Alleghany Corp.	9,605	5,901,696
American Financial Group, Inc.	43,043	4,830,285
Aspen Insurance Holdings, Ltd.	37,115	1,664,608
Brown & Brown, Inc.	142,752	3,631,611
CNO Financial Group, Inc.	104,140	2,256,714

BHFTII-173

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Insurance—(Continued)
First American Financial Corp.	69,096	$4,054,553
Genworth Financial, Inc. - Class A (a)	311,529	881,627
Hanover Insurance Group, Inc. (The)	26,523	3,126,797
Kemper Corp.	30,510	1,739,070
Mercury General Corp.	22,790	1,045,377
Old Republic International Corp.	156,321	3,353,085
Primerica, Inc.	27,613	2,667,416
Reinsurance Group of America, Inc.	40,240	6,196,960
RenaissanceRe Holdings, Ltd.	24,977	3,459,564
W.R. Berkley Corp.	59,921	4,356,257

		49,165,620

Internet Software & Services—0.7%
Cars.com, Inc. (a)	44,664	1,265,331
j2 Global, Inc. (b)	30,639	2,418,030
LogMeIn, Inc.	32,720	3,780,796

		7,464,157

IT Services—3.8%
Acxiom Corp. (a)	49,420	1,122,328
Broadridge Financial Solutions, Inc.	72,799	7,985,322
Convergys Corp. (b)	57,174	1,293,276
CoreLogic, Inc. (a)	50,851	2,299,991
DST Systems, Inc.	36,988	3,094,046
Jack Henry & Associates, Inc.	48,216	5,831,725
Leidos Holdings, Inc.	88,848	5,810,659
MAXIMUS, Inc.	40,703	2,716,518
Sabre Corp.	140,571	3,015,248
Science Applications International Corp.	26,688	2,103,015
Teradata Corp. (a) (b)	76,134	3,020,236
WEX, Inc. (a)	24,975	3,911,585

		42,203,949

Leisure Products—0.7%
Brunswick Corp.	54,640	3,245,070
Polaris Industries, Inc.	36,598	4,191,203

		7,436,273

Life Sciences Tools & Services—1.0%
Bio-Rad Laboratories, Inc. - Class A (a)	12,615	3,154,759
Bio-Techne Corp.	23,386	3,532,221
Charles River Laboratories International, Inc. (a)	29,598	3,159,291
Syneos Health, Inc. (a)	35,163	1,248,287

		11,094,558

Machinery—4.9%
AGCO Corp.	41,204	2,672,079
Crane Co.	31,639	2,934,201
Donaldson Co., Inc.	81,068	3,652,113
Graco, Inc. (b)	105,741	4,834,478
IDEX Corp.	47,762	6,806,563
ITT, Inc.	54,917	2,689,835
Kennametal, Inc. (b)	50,906	2,044,385
Lincoln Electric Holdings, Inc.	38,508	3,463,795
Nordson Corp.	31,837	4,340,656

Machinery—(Continued)
Oshkosh Corp.	46,583	3,599,468
Terex Corp.	48,021	1,796,466
Timken Co. (The)	42,770	1,950,312
Toro Co. (The)	66,895	4,177,593
Trinity Industries, Inc.	94,122	3,071,201
Wabtec Corp. (b)	53,370	4,344,318
Woodward, Inc.	34,414	2,466,107

		54,843,570

Marine—0.2%
Kirby Corp. (a)	33,529	2,580,057

Media—1.4%
AMC Networks, Inc. - Class A (a)	30,728	1,588,638
Cable One, Inc.	2,928	2,011,858
Cinemark Holdings, Inc. (b)	66,141	2,491,531
John Wiley & Sons, Inc. - Class A	27,709	1,765,063
Live Nation Entertainment, Inc. (a)	84,440	3,558,302
Meredith Corp. (b)	24,729	1,330,420
New York Times Co. (The) - Class A	79,838	1,924,096
TEGNA, Inc.	134,548	1,532,502

		16,202,410

Metals & Mining—2.2%
Allegheny Technologies, Inc. (a)	78,419	1,856,962
Carpenter Technology Corp. (b)	29,278	1,291,745
Commercial Metals Co.	72,784	1,489,161
Compass Minerals International, Inc.	21,113	1,273,114
Reliance Steel & Aluminum Co.	45,450	3,896,883
Royal Gold, Inc.	40,847	3,507,532
Steel Dynamics, Inc.	147,321	6,514,534
United States Steel Corp.	109,760	3,862,454
Worthington Industries, Inc.	27,290	1,171,287

		24,863,672

Multi-Utilities—0.9%
Black Hills Corp. (b)	33,415	1,814,434
MDU Resources Group, Inc.	121,880	3,432,141
NorthWestern Corp.	30,826	1,658,439
Vectren Corp.	51,821	3,312,398

		10,217,412

Multiline Retail—0.2%
Big Lots, Inc.	26,230	1,141,792
Dillard’s, Inc. - Class A	12,830	1,030,762

		2,172,554

Oil, Gas & Consumable Fuels—2.8%
Callon Petroleum Co. (a) (b)	125,957	1,667,671
Chesapeake Energy Corp. (a) (b)	567,419	1,713,605
CNX Resources Corp. (a)	125,673	1,939,134
Energen Corp. (a)	60,656	3,812,836
Gulfport Energy Corp. (a) (b)	102,828	992,290
HollyFrontier Corp.	110,684	5,408,020
Matador Resources Co. (a)	60,678	1,814,879

BHFTII-174

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—(Continued)
Murphy Oil Corp.	101,233	$2,615,861
PBF Energy, Inc. - Class A	69,065	2,341,304
QEP Resources, Inc. (a)	150,357	1,471,995
SM Energy Co.	64,086	1,155,471
Southwestern Energy Co. (a)	318,930	1,380,967
World Fuel Services Corp.	42,213	1,036,329
WPX Energy, Inc. (a)	248,501	3,672,845

		31,023,207

Paper & Forest Products—0.4%
Domtar Corp.	39,124	1,664,335
Louisiana-Pacific Corp.	90,456	2,602,419

		4,266,754

Personal Products—0.4%
Edgewell Personal Care Co. (a) (b)	33,697	1,645,088
Nu Skin Enterprises, Inc. - Class A	30,944	2,280,882

		3,925,970

Pharmaceuticals—0.6%
Akorn, Inc. (a)	58,626	1,096,892
Catalent, Inc. (a)	83,198	3,416,110
Endo International plc (a)	125,439	745,108
Mallinckrodt plc (a)	53,887	780,284
Prestige Brands Holdings, Inc. (a) (b)	33,099	1,116,098

		7,154,492

Professional Services—0.7%
Dun & Bradstreet Corp. (The)	23,088	2,701,296
ManpowerGroup, Inc.	41,288	4,752,249

		7,453,545

Real Estate Management & Development—0.4%
Jones Lang LaSalle, Inc.	28,338	4,948,948

Road & Rail—1.9%
Avis Budget Group, Inc. (a)	44,456	2,082,319
Genesee & Wyoming, Inc. - Class A (a)	38,660	2,736,741
Knight-Swift Transportation Holdings, Inc. (b)	80,064	3,683,745
Landstar System, Inc.	26,205	2,873,378
Old Dominion Freight Line, Inc.	42,668	6,270,916
Ryder System, Inc.	33,061	2,406,510
Werner Enterprises, Inc.	28,032	1,023,168

		21,076,777

Semiconductors & Semiconductor Equipment—3.3%
Cirrus Logic, Inc. (a)	39,543	1,606,632
Cree, Inc. (a) (b)	61,241	2,468,625
Cypress Semiconductor Corp. (b)	221,532	3,757,183
First Solar, Inc. (a)	50,855	3,609,688
Integrated Device Technology, Inc. (a) (b)	82,586	2,523,828
Microsemi Corp. (a)	73,385	4,749,477
MKS Instruments, Inc.	34,004	3,932,563
Monolithic Power Systems, Inc.	24,189	2,800,360

Semiconductors & Semiconductor Equipment—(Continued)
Silicon Laboratories, Inc. (a)	26,653	2,396,105
Synaptics, Inc. (a)	21,529	984,521
Teradyne, Inc.	121,955	5,574,563
Versum Materials, Inc.	67,981	2,558,125

		36,961,670

Software—3.2%
ACI Worldwide, Inc. (a)	72,331	1,715,691
Blackbaud, Inc.	30,003	3,054,605
CDK Global, Inc.	78,933	4,999,616
CommVault Systems, Inc. (a)	26,083	1,491,948
Fair Isaac Corp. (a)	18,767	3,178,567
Fortinet, Inc. (a)	90,176	4,831,630
Manhattan Associates, Inc. (a)	42,417	1,776,424
PTC, Inc. (a) (b)	72,568	5,661,030
Tyler Technologies, Inc. (a) (b)	21,997	4,640,487
Ultimate Software Group, Inc. (The) (a) (b)	18,126	4,417,306

		35,767,304

Specialty Retail—1.9%
Aaron’s, Inc.	38,484	1,793,354
American Eagle Outfitters, Inc.	105,117	2,094,982
AutoNation, Inc. (a)	37,247	1,742,415
Bed Bath & Beyond, Inc.	88,873	1,865,444
Dick’s Sporting Goods, Inc. (b)	51,605	1,808,755
GameStop Corp. - Class A (b)	63,221	797,849
Michaels Cos., Inc. (The) (a)	68,996	1,359,911
Murphy USA, Inc. (a) (b)	19,655	1,430,884
Office Depot, Inc.	321,294	690,782
Sally Beauty Holdings, Inc. (a) (b)	78,071	1,284,268
Signet Jewelers, Ltd.	37,731	1,453,398
Urban Outfitters, Inc. (a)	49,989	1,847,594
Williams-Sonoma, Inc. (b)	48,327	2,549,733

		20,719,369

Technology Hardware, Storage & Peripherals—0.3%
3D Systems Corp. (a) (b)	71,056	823,539
Diebold Nixdorf, Inc.	47,390	729,806
NCR Corp. (a)	73,888	2,328,950

		3,882,295

Textiles, Apparel & Luxury Goods—0.7%
Carter’s, Inc.	29,532	3,074,281
Deckers Outdoor Corp. (a) (b)	19,822	1,784,575
Skechers USA, Inc. - Class A (a)	84,665	3,292,622

		8,151,478

Thrifts & Mortgage Finance—0.7%
LendingTree, Inc. (a)	4,814	1,579,714
New York Community Bancorp, Inc.	305,921	3,986,151
Washington Federal, Inc.	53,895	1,864,767

		7,430,632

BHFTII-175

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Trading Companies & Distributors—0.8%
GATX Corp.	23,714	$1,624,172
MSC Industrial Direct Co., Inc. - Class A	28,117	2,578,610
NOW, Inc. (a) (b)	67,190	686,682
Watsco, Inc.	19,974	3,614,694

		8,504,158

Water Utilities—0.3%
Aqua America, Inc. (b)	110,926	3,778,140

Wireless Telecommunication Services—0.1%
Telephone & Data Systems, Inc.	57,685	1,616,911

Total Common Stocks (Cost $777,986,987)		1,079,808,863

Mutual Fund—1.2%

Investment Company Security—1.2%
SPDR S&P MidCap 400 ETF Trust (Cost $13,898,111)	39,300	13,429,989

Short-Term Investments—2.2%

Discount Notes—1.8%
Federal Home Loan Bank 1.276%, 04/06/18 (d)	40,000	399,926
1.465%, 04/13/18 (d)	2,800,000	2,798,580
1.508%, 04/16/18 (d)	8,900,000	8,894,251
1.549%, 04/25/18 (d)	550,000	549,417
1.628%, 04/17/18 (d)	7,075,000	7,070,104

		19,712,278

U.S. Treasury—0.4%
U.S. Treasury Bills 1.278%, 04/05/18 (d)	225,000	224,970
1.479%, 05/03/18 (d)	3,100,000	3,095,660
1.705%, 06/28/18 (d)	675,000	672,255
1.912%, 09/13/18 (d)	450,000	446,189

		4,439,074

Total Short-Term Investments (Cost $24,150,780)		24,151,352

Securities Lending Reinvestments (e)—7.7%

Certificates of Deposit—3.9%
Banco Del Estado De Chile New York 1.985%, 1M LIBOR + 0.220%, 05/14/18 (f)	2,500,000	2,499,825
Bank of Nova Scotia 2.482%, 3M LIBOR + 0.280%, 03/20/19 (f)	2,000,000	1,999,128
Chiba Bank, Ltd., New York 1.740%, 04/11/18	1,000,000	999,923

Certificates of Deposit—(Continued)
Citigroup Global Markets, Ltd. 2.070%, 1M LIBOR + 0.330%, 09/12/18 (f)	2,500,000	2,499,563
Cooperative Rabobank UA 1.860%, 3M LIBOR + 0.140%, 10/16/18 (f)	2,500,000	2,500,000
Credit Agricole S.A. 2.032%, 1M LIBOR + 0.330%, 10/09/18 (f)	2,000,000	1,999,718
Credit Suisse AG New York 1.930%, 1M LIBOR + 0.190%, 05/11/18 (f)	500,000	499,944
1.976%, 1M LIBOR + 0.190%, 04/16/18 (f)	3,000,000	2,999,874
Mitsubishi UFJ Trust and Banking Corp. 1.976%, 1M LIBOR + 0.190%, 04/16/18 (f)	2,500,000	2,499,847
Mizuho Bank, Ltd., New York 1.891%, 1M LIBOR + 0.200%, 04/06/18 (f)	2,000,000	1,999,970
2.008%, 1M LIBOR + 0.200%, 04/18/18 (f)	1,500,000	1,499,979
Natixis New York 2.220%, 06/11/18	1,000,000	1,000,166
Norinchukin Bank New York 1.670%, 1M LIBOR + 0.300%, 09/04/18 (f)	1,500,000	1,499,091
2.061%, 1M LIBOR + 0.200%, 07/23/18 (f)	500,000	499,761
Oversea-Chinese Banking Corp., Ltd. 2.150%, 06/06/18	2,000,000	2,000,198
Royal Bank of Canada New York 2.301%, 1M LIBOR + 0.440%, 09/17/18 (f)	2,000,000	1,999,718
Societe Generale 1.950%, 1M LIBOR + 0.210%, 07/10/18 (f)	2,000,000	1,999,834
Standard Chartered plc 2.250%, 08/21/18	1,500,000	1,499,370
State Street Bank and Trust Co. 1.831%, 1M LIBOR + 0.120%, 05/08/18 (f)	1,000,000	999,946
Sumitomo Mitsui Banking Corp., London 2.038%, 1M LIBOR + 0.230%, 05/17/18 (f)	500,000	499,625
Sumitomo Mitsui Banking Corp., New York 1.920%, 1M LIBOR + 0.180%, 04/11/18 (f)	2,500,000	2,499,910
2.010%, 1M LIBOR + 0.270%, 09/10/18 (f)	2,500,000	2,499,253
2.062%, 1M LIBOR + 0.190%, 04/26/18 (f)	1,000,000	999,992
Wells Fargo Bank N.A. 1.893%, 3M LIBOR + 0.140%, 10/26/18 (f)	2,000,000	2,000,769
Westpac Banking Corp. 2.130%, FEDEFF PRV + 0.450%, 02/15/19 (f)	1,500,000	1,499,866

		43,495,270

Commercial Paper—0.7%
Canadian Imperial Bank of Commerce 2.208%, 1M LIBOR + 0.400%, 09/17/18 (f)	1,000,000	999,909
ING Funding LLC 1.930%, 1M LIBOR + 0.190%, 08/10/18 (f)	2,500,000	2,499,110
Macquarie Bank, Ltd., London 2.020%, 05/16/18	995,006	997,469
Ridgefield Funding Co. LLC 2.018%, 1M LIBOR + 0.210%, 05/17/18 (f)	1,500,000	1,499,784
UBS AG 1.880%, 1M LIBOR + 0.210%, 05/02/18 (f)	1,500,000	1,499,784

		7,496,056

BHFTII-176

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Securities Lending Reinvestments (e)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—2.4%
Deutsche Bank AG, London Repurchase Agreement dated 03/29/18 at 1.750%, due on 04/02/18 with a maturity value of $3,000,583; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 03/07/22 - 05/24/27, and an aggregate market value of $3,060,016.	3,000,000	$3,000,000
Repurchase Agreement dated 03/29/18 at 1.750%, due on 04/02/18 with a maturity value of $1,700,331; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 06/30/20 - 05/02/25, and an aggregate market value of $1,734,004.	1,700,000	1,700,000
Repurchase Agreement dated 03/29/18 at 1.800%, due on 04/02/18 with a maturity value of $1,600,320; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.125%, maturity dates ranging from 04/14/22 - 08/07/23, and an aggregate market value of $1,632,011.	1,600,000	1,600,000
Repurchase Agreement dated 01/09/18 at 2.070%, due on 04/02/18 with a maturity value of $401,909; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $444,285.	400,000	400,000
Repurchase Agreement dated 03/15/18 at 2.070%, due on 04/02/18 with a maturity value of $1,001,035; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $1,110,712.	1,000,000	1,000,000
Repurchase Agreement dated 09/12/17 at 2.210%, due on 07/02/18 with a maturity value of $2,035,974; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $2,221,424.	2,000,000	2,000,000
ING Financial Markets LLC Repurchase Agreement dated 03/29/18 at 1.710%, due on 04/02/18 with a maturity value of $3,615,292; collateralized by U.S. Government Agency Obligations with rates ranging from 0.750% - 3.750%, maturity dates ranging from 04/09/18 - 09/24/26, and an aggregate market value of $3,686,905.	3,614,605	3,614,605
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 2.230%, due on 06/29/18 with a maturity value of $4,151,392; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 8.875%, maturity dates ranging from 01/15/19 - 02/15/48, and various Common Stock with an aggregate market value of $4,327,933.	4,000,000	4,000,000
Repurchase Agreement dated 08/01/17 at 2.230%, due on 06/29/18 with a maturity value of $1,020,566; collateralized by various Common Stock with an aggregate market value of $1,100,000.	1,000,000	1,000,000
NBC Global Finance Ltd. Repurchase Agreement dated 11/30/17 at 1.850%, due on 04/02/18 with a maturity value of $1,509,481; collateralized by various Common Stock with an aggregate market value of $1,668,390.	1,500,000	1,500,000

Repurchase Agreements—(Continued)
NBC Global Finance Ltd. Repurchase Agreement dated 03/16/18 at 1.880%, due on 04/05/18 with a maturity value of $1,001,044; collateralized by various Common Stock with an aggregate market value of $1,112,260.	1,000,000	1,000,000
Pershing LLC Repurchase Agreement dated 03/29/18 at 1.780%, due on 04/02/18 with a maturity value of $2,000,396; collateralized by U.S. Government Agency and Treasury Obligations with rates ranging from 0.000% - 11.500%, maturity dates ranging from 03/31/18 - 02/20/68, and an aggregate market value of $2,040,000.	2,000,000	2,000,000
Societe Generale Repurchase Agreement dated 03/08/18 at 1.820%, due on 04/02/18 with a maturity value of $2,002,528; collateralized by various Common Stock with an aggregate market value of $2,223,448.	2,000,000	2,000,000
Repurchase Agreement dated 03/16/18 at 1.820%, due on 04/02/18 with a maturity value of $1,000,859; collateralized by various Common Stock with an aggregate market value of $1,111,724.	1,000,000	1,000,000
Repurchase Agreement dated 03/21/18 at 1.820%, due on 04/02/18 with a maturity value of $1,000,607; collateralized by various Common Stock with an aggregate market value of $1,111,724.	1,000,000	1,000,000

		26,814,605

Time Deposits—0.7%
DNB Bank ASA 1.640%, 04/02/18	2,000,000	2,000,000
DZ Bank AG 1.670%, 04/02/18	2,000,000	2,000,000
Nordea Bank New York 1.640%, 04/02/18	2,000,000	2,000,000
Svenska Handelsbanken AB 1.640%, 04/02/18	2,000,000	2,000,000

		8,000,000

Total Securities Lending Reinvestments (Cost $85,812,136)		85,805,931

Total Investments—107.6% (Cost $901,848,014)		1,203,196,135
Other assets and liabilities (net)—(7.6)%		(84,678,714)

Net Assets—100.0%		$1,118,517,421

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2018, the market value of securities loaned was $85,071,201 and the collateral received consisted of cash in the amount of $85,809,611. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2018, the market value of securities pledged was $2,946,400.
(d)	The rate shown represents current yield to maturity.
(e)	Represents investment of cash collateral received from securities on loan as of March 31, 2018.

BHFTII-177

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

(f)	Variable or floating rate security. The stated rate represents the rate at March 31, 2018. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Depreciation
S&P Midcap 400 Index E-Mini Futures	06/15/18	130	USD	24,480,300	$(934,239)

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London InterBank Offered Rate

Other Abbreviations

(ETF)—	Exchange-Traded Fund
(REIT)—	Real Estate Investment Trust

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2018:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,079,808,863	$—	$—	$1,079,808,863
Total Mutual Fund*	13,429,989	—	—	13,429,989
Total Short-Term Investments*	—	24,151,352	—	24,151,352
Total Securities Lending Reinvestments*	—	85,805,931	—	85,805,931
Total Investments	$1,093,238,852	$109,957,283	$—	$1,203,196,135

Collateral for Securities Loaned (Liability)	$—	$(85,809,611)	$—	$(85,809,611)
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(934,239)	$—	$—	$(934,239)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-178

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—98.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.9%
Arconic, Inc. (a)	127,850	$2,945,664
Boeing Co. (The)	166,474	54,583,495
General Dynamics Corp.	83,104	18,357,674
Harris Corp. (a)	35,731	5,762,696
Huntington Ingalls Industries, Inc.	13,665	3,522,290
L3 Technologies, Inc.	23,541	4,896,528
Lockheed Martin Corp.	74,768	25,266,350
Northrop Grumman Corp.	52,388	18,289,699
Raytheon Co.	86,823	18,738,140
Rockwell Collins, Inc.	49,337	6,653,094
Textron, Inc.	78,777	4,645,480
TransDigm Group, Inc. (a)	14,609	4,484,086
United Technologies Corp.	223,837	28,163,171

		196,308,367

Air Freight & Logistics—0.7%
C.H. Robinson Worldwide, Inc. (a)	42,056	3,941,068
Expeditors International of Washington, Inc.	53,128	3,363,002
FedEx Corp. (a)	74,169	17,808,719
United Parcel Service, Inc. - Class B	207,122	21,677,388

		46,790,177

Airlines—0.5%
Alaska Air Group, Inc.	37,014	2,293,387
American Airlines Group, Inc. (a)	126,723	6,584,527
Delta Air Lines, Inc.	195,718	10,727,304
Southwest Airlines Co.	162,782	9,324,153
United Continental Holdings, Inc. (b)	72,826	5,059,222

		33,988,593

Auto Components—0.2%
Aptiv plc	80,001	6,797,685
BorgWarner, Inc.	59,560	2,991,699
Goodyear Tire & Rubber Co. (The)	72,325	1,922,398

		11,711,782

Automobiles—0.4%
Ford Motor Co.	1,174,415	13,012,518
General Motors Co.	380,007	13,809,455
Harley-Davidson, Inc.	50,682	2,173,244

		28,995,217

Banks—6.4%
Bank of America Corp.	2,879,143	86,345,499
BB&T Corp.	233,938	12,174,133
Citigroup, Inc.	773,433	52,206,727
Citizens Financial Group, Inc.	146,655	6,156,577
Comerica, Inc.	52,006	4,988,936
Fifth Third Bancorp	208,793	6,629,178
Huntington Bancshares, Inc.	331,736	5,009,214
JPMorgan Chase & Co.	1,032,811	113,578,226
KeyCorp	319,202	6,240,399
M&T Bank Corp. (a)	45,194	8,331,966
People’s United Financial, Inc. (a)	104,459	1,949,205
PNC Financial Services Group, Inc. (The)	141,920	21,463,981

Banks—(Continued)
Regions Financial Corp. (a)	337,823	6,276,751
SunTrust Banks, Inc. (a)	140,929	9,588,809
SVB Financial Group (a) (b)	15,912	3,819,039
U.S. Bancorp	472,266	23,849,433
Wells Fargo & Co.	1,321,116	69,239,689
Zions Bancorp (a)	59,138	3,118,347

		440,966,109

Beverages—1.9%
Brown-Forman Corp. - Class B (a)	78,707	4,281,661
Coca-Cola Co. (The)	1,155,401	50,179,065
Constellation Brands, Inc. - Class A	51,575	11,754,974
Dr Pepper Snapple Group, Inc.	54,092	6,403,411
Molson Coors Brewing Co. - Class B	55,645	4,191,738
Monster Beverage Corp. (b)	124,430	7,118,640
PepsiCo, Inc.	427,979	46,713,908

		130,643,397

Biotechnology—2.6%
AbbVie, Inc. (a)	479,726	45,406,066
Alexion Pharmaceuticals, Inc. (b)	66,712	7,435,720
Amgen, Inc.	201,167	34,294,950
Biogen, Inc. (b)	63,668	17,433,572
Celgene Corp. (b)	226,359	20,193,486
Gilead Sciences, Inc.	394,220	29,720,246
Incyte Corp. (a) (b)	52,869	4,405,574
Regeneron Pharmaceuticals, Inc. (b)	23,240	8,002,926
Vertex Pharmaceuticals, Inc. (b)	76,406	12,452,650

		179,345,190

Building Products—0.3%
A.O. Smith Corp. (a)	43,776	2,783,716
Allegion plc (a)	28,645	2,443,132
Fortune Brands Home & Security, Inc. (a)	45,727	2,692,863
Johnson Controls International plc	278,706	9,821,599
Masco Corp. (a)	94,311	3,813,937

		21,555,247

Capital Markets—3.1%
Affiliated Managers Group, Inc.	16,400	3,109,112
Ameriprise Financial, Inc.	44,037	6,514,834
Bank of New York Mellon Corp. (The)	303,873	15,658,576
BlackRock, Inc.	37,243	20,175,278
Cboe Global Markets, Inc. (a)	33,917	3,869,930
Charles Schwab Corp. (The)	360,633	18,832,255
CME Group, Inc.	102,434	16,567,675
E*Trade Financial Corp. (a) (b)	80,150	4,441,111
Franklin Resources, Inc. (a)	97,957	3,397,149
Goldman Sachs Group, Inc. (The)	106,321	26,778,007
Intercontinental Exchange, Inc. (a)	175,235	12,708,042
Invesco, Ltd.	122,526	3,922,057
Moody’s Corp. (a)	50,033	8,070,323
Morgan Stanley	415,212	22,404,840
Nasdaq, Inc.	35,087	3,025,201
Northern Trust Corp. (a)	64,024	6,602,795

BHFTII-179

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Capital Markets—(Continued)
Raymond James Financial, Inc.	39,001	$3,487,079
S&P Global, Inc. (a)	76,409	14,598,704
State Street Corp.	110,641	11,034,227
T. Rowe Price Group, Inc.	73,609	7,947,564

		213,144,759

Chemicals—2.1%
Air Products & Chemicals, Inc.	65,887	10,478,010
Albemarle Corp. (a)	33,295	3,087,778
CF Industries Holdings, Inc. (a)	70,193	2,648,382
DowDuPont, Inc.	704,194	44,864,200
Eastman Chemical Co. (a)	43,024	4,542,474
Ecolab, Inc.	78,236	10,723,809
FMC Corp. (a)	40,425	3,095,342
International Flavors & Fragrances, Inc.	23,753	3,252,023
LyondellBasell Industries NV - Class A	97,365	10,289,533
Monsanto Co.	132,654	15,479,395
Mosaic Co. (The)	105,495	2,561,419
PPG Industries, Inc.	76,582	8,546,551
Praxair, Inc.	86,411	12,469,107
Sherwin-Williams Co. (The)	24,892	9,760,651

		141,798,674

Commercial Services & Supplies—0.3%
Cintas Corp. (a)	25,958	4,427,916
Republic Services, Inc. (a)	67,779	4,489,003
Stericycle, Inc. (a) (b)	25,743	1,506,738
Waste Management, Inc.	120,068	10,100,120

		20,523,777

Communications Equipment—1.1%
Cisco Systems, Inc.	1,449,780	62,181,064
F5 Networks, Inc. (b)	18,611	2,691,337
Juniper Networks, Inc.	103,449	2,516,914
Motorola Solutions, Inc.	48,752	5,133,586

		72,522,901

Construction & Engineering—0.1%
Fluor Corp. (a)	42,103	2,409,134
Jacobs Engineering Group, Inc.	36,239	2,143,537
Quanta Services, Inc. (b)	46,267	1,589,271

		6,141,942

Construction Materials—0.1%
Martin Marietta Materials, Inc. (a)	18,900	3,917,970
Vulcan Materials Co.	39,869	4,551,844

		8,469,814

Consumer Finance—0.7%
American Express Co.	216,807	20,223,757
Capital One Financial Corp.	146,343	14,022,586
Discover Financial Services	106,760	7,679,247
Navient Corp. (a)	79,150	1,038,448
Synchrony Financial	215,052	7,210,694

		50,174,732

Containers & Packaging—0.4%
Avery Dennison Corp.	26,461	2,811,481
Ball Corp. (a)	105,345	4,183,250
International Paper Co.	124,270	6,639,746
Packaging Corp. of America	28,394	3,200,004
Sealed Air Corp. (a)	50,369	2,155,289
WestRock Co.	76,768	4,926,203

		23,915,973

Distributors—0.1%
Genuine Parts Co. (a)	44,158	3,967,155
LKQ Corp. (b)	93,163	3,535,536

		7,502,691

Diversified Consumer Services—0.0%
H&R Block, Inc. (a)	62,913	1,598,619

Diversified Financial Services—1.7%
Berkshire Hathaway, Inc. - Class B (a) (b)	579,191	115,537,021
Leucadia National Corp.	94,350	2,144,575

		117,681,596

Diversified Telecommunication Services—1.9%
AT&T, Inc. (a)	1,847,767	65,872,894
CenturyLink, Inc. (a)	292,751	4,809,899
Verizon Communications, Inc.	1,242,266	59,405,160

		130,087,953

Electric Utilities—1.8%
Alliant Energy Corp.	69,624	2,844,837
American Electric Power Co., Inc.	148,063	10,155,641
Duke Energy Corp.	210,685	16,321,767
Edison International (a)	98,049	6,241,799
Entergy Corp.	54,400	4,285,632
Eversource Energy (a)	95,363	5,618,788
Exelon Corp.	290,415	11,329,089
FirstEnergy Corp. (a)	134,536	4,575,570
NextEra Energy, Inc.	141,561	23,121,158
PG&E Corp.	154,974	6,808,008
Pinnacle West Capital Corp.	33,645	2,684,871
PPL Corp.	208,866	5,908,819
Southern Co. (The)	303,394	13,549,576
Xcel Energy, Inc.	152,896	6,953,710

		120,399,265

Electrical Equipment—0.5%
Acuity Brands, Inc. (a)	12,687	1,765,904
AMETEK, Inc.	69,617	5,288,804
Eaton Corp. plc	132,473	10,585,917
Emerson Electric Co.	191,047	13,048,510
Rockwell Automation, Inc.	38,456	6,699,035

		37,388,170

Electronic Equipment, Instruments & Components—0.4%
Amphenol Corp. - Class A	91,932	7,918,103

BHFTII-180

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electronic Equipment, Instruments & Components—(Continued)
Corning, Inc. (a)	261,533	$7,291,540
FLIR Systems, Inc. (a)	41,806	2,090,718
IPG Photonics Corp. (a) (b)	11,388	2,657,731
TE Connectivity, Ltd.	105,692	10,558,631

		30,516,723

Energy Equipment & Services—0.8%
Baker Hughes a GE Co. (a)	127,171	3,531,539
Halliburton Co.	262,581	12,325,552
Helmerich & Payne, Inc.	32,762	2,180,639
National Oilwell Varco, Inc. (a)	114,369	4,209,923
Schlumberger, Ltd.	416,479	26,979,509
TechnipFMC plc (a)	131,944	3,885,751

		53,112,913

Equity Real Estate Investment Trusts—2.7%
Alexandria Real Estate Equities, Inc.	30,467	3,805,024
American Tower Corp.	132,670	19,282,258
Apartment Investment & Management Co. - Class A	47,346	1,929,349
AvalonBay Communities, Inc.	41,555	6,834,135
Boston Properties, Inc.	46,447	5,723,199
Crown Castle International Corp.	124,791	13,678,341
Digital Realty Trust, Inc. (a)	61,826	6,515,224
Duke Realty Corp. (a)	107,432	2,844,799
Equinix, Inc. (a)	23,843	9,969,712
Equity Residential (a)	110,796	6,827,249
Essex Property Trust, Inc. (a)	19,873	4,783,034
Extra Space Storage, Inc. (a)	37,929	3,313,477
Federal Realty Investment Trust (a)	22,027	2,557,555
GGP, Inc.	190,082	3,889,078
HCP, Inc.	141,273	3,281,772
Host Hotels & Resorts, Inc. (a)	220,922	4,117,986
Iron Mountain, Inc. (a)	84,695	2,783,078
Kimco Realty Corp. (a)	128,036	1,843,718
Macerich Co. (The) (a)	32,638	1,828,381
Mid-America Apartment Communities, Inc.	34,195	3,119,952
Prologis, Inc.	160,416	10,104,604
Public Storage (a)	45,089	9,035,385
Realty Income Corp. (a)	85,531	4,424,519
Regency Centers Corp.	44,716	2,637,350
SBA Communications Corp. (b)	35,062	5,992,797
Simon Property Group, Inc. (a)	93,642	14,453,643
SL Green Realty Corp. (a)	27,183	2,632,130
UDR, Inc. (a)	80,699	2,874,498
Ventas, Inc. (a)	107,190	5,309,121
Vornado Realty Trust	52,028	3,501,484
Welltower, Inc. (a)	111,454	6,066,441
Weyerhaeuser Co.	227,276	7,954,660

		183,913,953

Food & Staples Retailing—1.7%
Costco Wholesale Corp.	132,144	24,899,894
CVS Health Corp.	305,312	18,993,460
Kroger Co. (The) (a)	265,236	6,349,750
Sysco Corp.	144,500	8,664,220

Food & Staples Retailing—(Continued)
Walgreens Boots Alliance, Inc.	256,392	16,785,984
Walmart, Inc.	436,833	38,865,032

		114,558,340

Food Products—1.1%
Archer-Daniels-Midland Co.	168,300	7,299,171
Campbell Soup Co. (a)	57,897	2,507,519
Conagra Brands, Inc.	120,574	4,446,769
General Mills, Inc.	171,247	7,716,390
Hershey Co. (The) (a)	42,394	4,195,310
Hormel Foods Corp. (a)	81,280	2,789,530
J.M. Smucker Co. (The) (a)	34,182	4,238,910
Kellogg Co. (a)	74,915	4,870,224
Kraft Heinz Co. (The) (a)	179,735	11,195,693
McCormick & Co., Inc. (a)	36,443	3,877,171
Mondelez International, Inc. - Class A	447,595	18,678,139
Tyson Foods, Inc. - Class A	89,558	6,554,750

		78,369,576

Health Care Equipment & Supplies—2.8%
Abbott Laboratories	523,815	31,386,995
Align Technology, Inc. (b)	21,704	5,450,526
Baxter International, Inc.	149,545	9,726,407
Becton Dickinson & Co.	80,123	17,362,654
Boston Scientific Corp. (b)	413,764	11,304,033
Cooper Cos., Inc. (The)	14,753	3,375,634
Danaher Corp.	184,735	18,087,404
DENTSPLY SIRONA, Inc. (a)	69,120	3,477,427
Edwards Lifesciences Corp. (a) (b)	63,204	8,818,222
Hologic, Inc. (a) (b)	83,218	3,109,024
IDEXX Laboratories, Inc. (b)	26,219	5,018,054
Intuitive Surgical, Inc. (b)	33,796	13,952,003
Medtronic plc	407,851	32,717,807
ResMed, Inc.	43,012	4,235,392
Stryker Corp. (a)	96,960	15,602,803
Varian Medical Systems, Inc. (b)	27,476	3,369,931
Zimmer Biomet Holdings, Inc. (a)	61,135	6,666,160

		193,660,476

Health Care Providers & Services—2.7%
Aetna, Inc.	98,390	16,627,910
AmerisourceBergen Corp. (a)	48,919	4,217,307
Anthem, Inc.	76,957	16,907,453
Cardinal Health, Inc. (a)	94,707	5,936,235
Centene Corp. (b)	52,212	5,579,896
Cigna Corp.	73,091	12,260,284
DaVita, Inc. (b)	43,816	2,889,227
Envision Healthcare Corp. (a) (b)	36,409	1,399,198
Express Scripts Holding Co. (b)	169,834	11,732,133
HCA Healthcare, Inc.	84,240	8,171,280
Henry Schein, Inc. (a) (b)	46,252	3,108,597
Humana, Inc. (a)	41,435	11,138,971
Laboratory Corp. of America Holdings (b)	30,666	4,960,225
McKesson Corp.	62,096	8,747,464
Quest Diagnostics, Inc. (a)	40,819	4,094,146

BHFTII-181

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Providers & Services—(Continued)
UnitedHealth Group, Inc.	291,208	$62,318,512
Universal Health Services, Inc. - Class B	26,179	3,099,855

		183,188,693

Health Care Technology—0.1%
Cerner Corp. (a) (b)	95,086	5,514,988

Hotels, Restaurants & Leisure—1.8%
Carnival Corp.	122,172	8,012,040
Chipotle Mexican Grill, Inc. (a) (b)	7,397	2,390,045
Darden Restaurants, Inc.	37,176	3,169,254
Hilton Worldwide Holdings, Inc. (a)	60,854	4,792,861
Marriott International, Inc. - Class A	90,356	12,286,609
McDonald’s Corp.	239,905	37,516,344
MGM Resorts International	153,397	5,371,963
Norwegian Cruise Line Holdings, Ltd. (b)	62,048	3,286,683
Royal Caribbean Cruises, Ltd.	51,460	6,058,900
Starbucks Corp.	422,914	24,482,491
Wyndham Worldwide Corp.	30,010	3,434,044
Wynn Resorts, Ltd.	24,182	4,409,829
Yum! Brands, Inc. (a)	100,066	8,518,619

		123,729,682

Household Durables—0.4%
DR Horton, Inc.	102,947	4,513,197
Garmin, Ltd.	33,291	1,961,839
Leggett & Platt, Inc. (a)	39,796	1,765,351
Lennar Corp. - Class A	82,176	4,843,453
Mohawk Industries, Inc. (b)	19,038	4,421,004
Newell Brands, Inc. (a)	146,015	3,720,462
PulteGroup, Inc. (a)	79,311	2,338,881
Whirlpool Corp. (a)	21,273	3,257,109

		26,821,296

Household Products—1.5%
Church & Dwight Co., Inc. (a)	73,411	3,696,978
Clorox Co. (The)	38,943	5,183,703
Colgate-Palmolive Co.	263,420	18,881,946
Kimberly-Clark Corp.	105,541	11,623,230
Procter & Gamble Co. (The)	758,669	60,147,278

		99,533,135

Independent Power and Renewable Electricity Producers—0.1%
AES Corp. (a)	198,768	2,259,992
NRG Energy, Inc.	90,810	2,772,429

		5,032,421

Industrial Conglomerates—1.7%
3M Co.	179,210	39,340,179
General Electric Co.	2,612,928	35,222,269
Honeywell International, Inc.	226,307	32,703,625
Roper Technologies, Inc. (a)	30,945	8,685,952

		115,952,025

Insurance—2.6%
Aflac, Inc.	234,542	10,263,558
Allstate Corp. (The)	106,670	10,112,316
American International Group, Inc.	270,532	14,722,351
Aon plc	74,086	10,396,488
Arthur J. Gallagher & Co. (a)	54,598	3,752,521
Assurant, Inc. (a)	15,791	1,443,455
Brighthouse Financial, Inc. (b) (c)	28,835	1,482,119
Chubb, Ltd.	139,663	19,101,709
Cincinnati Financial Corp. (a)	44,908	3,334,868
Everest Re Group, Ltd.	12,291	3,156,575
Hartford Financial Services Group, Inc. (The) (a)	107,429	5,534,742
Lincoln National Corp.	65,682	4,798,727
Loews Corp.	81,144	4,035,291
Marsh & McLennan Cos., Inc.	152,763	12,616,696
MetLife, Inc. (c)	311,966	14,316,120
Principal Financial Group, Inc. (a)	81,067	4,937,791
Progressive Corp. (The)	175,236	10,677,129
Prudential Financial, Inc.	126,996	13,150,436
Torchmark Corp.	31,928	2,687,380
Travelers Cos., Inc. (The)	81,683	11,342,501
Unum Group	66,586	3,170,159
Willis Towers Watson plc (a)	39,766	6,051,988
XL Group, Ltd.	77,315	4,272,427

		175,357,347

Internet & Direct Marketing Retail—3.6%
Amazon.com, Inc. (b)	120,921	175,013,800
Booking Holdings, Inc. (b)	14,677	30,533,884
Expedia Group, Inc. (a)	36,819	4,065,186
Netflix, Inc. (a) (b)	130,592	38,570,347
TripAdvisor, Inc. (b)	32,657	1,335,345

		249,518,562

Internet Software & Services—4.7%
Akamai Technologies, Inc. (a) (b)	51,169	3,631,976
Alphabet, Inc. - Class A (b)	89,829	93,165,249
Alphabet, Inc. - Class C (b) (d)	91,596	94,507,837
eBay, Inc. (b)	283,254	11,398,141
Facebook, Inc. - Class A (b)	721,027	115,212,904
VeriSign, Inc. (a) (b)	25,136	2,980,124

		320,896,231

IT Services—4.2%
Accenture plc - Class A	185,580	28,486,530
Alliance Data Systems Corp. (a)	14,521	3,090,940
Automatic Data Processing, Inc.	133,397	15,137,892
Cognizant Technology Solutions Corp. - Class A	176,952	14,244,636
CSRA, Inc.	49,331	2,033,917
DXC Technology Co.	85,848	8,630,299
Fidelity National Information Services, Inc.	99,665	9,597,740
Fiserv, Inc. (b)	124,352	8,867,541
Gartner, Inc. (a) (b)	27,335	3,215,143
Global Payments, Inc. (a)	47,892	5,340,916
International Business Machines Corp.	257,811	39,555,942
MasterCard, Inc. - Class A (a)	277,812	48,661,550
Paychex, Inc. (a)	96,202	5,925,081

BHFTII-182

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

IT Services—(Continued)
PayPal Holdings, Inc. (b)	339,504	$25,758,168
Total System Services, Inc.	49,766	4,292,815
Visa, Inc. - Class A	542,481	64,891,577
Western Union Co. (The) (a)	138,219	2,657,951

		290,388,638

Leisure Products—0.1%
Hasbro, Inc.	34,006	2,866,706
Mattel, Inc. (a)	103,499	1,361,012

		4,227,718

Life Sciences Tools & Services—0.8%
Agilent Technologies, Inc.	97,118	6,497,194
Illumina, Inc. (a) (b)	44,238	10,458,748
IQVIA Holdings, Inc. (b)	43,869	4,303,987
Mettler-Toledo International, Inc. (a) (b)	7,666	4,408,180
PerkinElmer, Inc. (a)	33,255	2,518,069
Thermo Fisher Scientific, Inc.	120,913	24,963,698
Waters Corp. (a) (b)	23,709	4,709,793

		57,859,669

Machinery—1.7%
Caterpillar, Inc.	179,849	26,506,146
Cummins, Inc. (a)	46,869	7,596,996
Deere & Co.	97,441	15,134,536
Dover Corp.	46,472	4,564,480
Flowserve Corp. (a)	39,362	1,705,556
Fortive Corp. (a)	92,168	7,144,863
Illinois Tool Works, Inc.	92,506	14,491,990
Ingersoll-Rand plc	75,195	6,429,924
PACCAR, Inc. (a)	105,926	7,009,123
Parker-Hannifin Corp. (a)	40,040	6,848,041
Pentair plc (a)	49,850	3,396,281
Snap-on, Inc. (a)	17,070	2,518,508
Stanley Black & Decker, Inc.	46,150	7,070,180
Xylem, Inc.	54,136	4,164,141

		114,580,765

Media—2.5%
CBS Corp. - Class B	103,868	5,337,777
Charter Communications, Inc. - Class A (b)	55,985	17,423,652
Comcast Corp. - Class A	1,394,872	47,662,776
Discovery Communications, Inc. - Class A (a) (b)	46,830	1,003,567
Discovery Communications, Inc. - Class C (b)	91,902	1,793,927
DISH Network Corp. - Class A (a) (b)	68,626	2,600,239
Interpublic Group of Cos., Inc. (The)	115,702	2,664,617
News Corp. - Class A	115,257	1,821,061
News Corp. - Class B (a)	36,646	590,001
Omnicom Group, Inc. (a)	69,296	5,035,740
Time Warner, Inc.	234,688	22,196,791
Twenty-First Century Fox, Inc. - Class A	317,192	11,637,774
Twenty-First Century Fox, Inc. - Class B	132,168	4,806,950
Viacom, Inc. - Class B	106,204	3,298,696
Walt Disney Co. (The)	452,515	45,450,607

		173,324,175

Metals & Mining—0.3%
Freeport-McMoRan, Inc. (b)	405,213	7,119,592
Newmont Mining Corp. (a)	160,543	6,272,415
Nucor Corp. (a)	95,673	5,844,664

		19,236,671

Multi-Utilities—0.9%
Ameren Corp.	73,018	4,135,009
CenterPoint Energy, Inc.	129,712	3,554,109
CMS Energy Corp.	84,991	3,849,242
Consolidated Edison, Inc.	93,410	7,280,376
Dominion Energy, Inc. (a)	196,069	13,220,933
DTE Energy Co. (a)	53,984	5,635,930
NiSource, Inc. (a)	101,540	2,427,821
Public Service Enterprise Group, Inc.	151,903	7,631,607
SCANA Corp. (a)	42,925	1,611,834
Sempra Energy (a)	76,837	8,545,811
WEC Energy Group, Inc.	94,959	5,953,929

		63,846,601

Multiline Retail—0.5%
Dollar General Corp.	77,638	7,263,035
Dollar Tree, Inc. (b)	71,352	6,771,305
Kohl’s Corp. (a)	50,559	3,312,120
Macy’s, Inc. (a)	91,726	2,727,931
Nordstrom, Inc. (a)	35,179	1,703,016
Target Corp. (a)	163,582	11,357,498

		33,134,905

Oil, Gas & Consumable Fuels—4.9%
Anadarko Petroleum Corp.	164,661	9,947,171
Andeavor	42,572	4,281,040
Apache Corp. (a)	114,792	4,417,196
Cabot Oil & Gas Corp. (a)	138,668	3,325,259
Chevron Corp.	574,870	65,558,175
Cimarex Energy Co. (a)	28,721	2,685,413
Concho Resources, Inc. (a) (b)	44,860	6,743,804
ConocoPhillips (a)	353,476	20,957,592
Devon Energy Corp.	158,324	5,033,120
EOG Resources, Inc.	174,134	18,331,086
EQT Corp. (a)	73,678	3,500,442
Exxon Mobil Corp.	1,275,159	95,139,613
Hess Corp.	80,590	4,079,466
Kinder Morgan, Inc.	570,947	8,598,462
Marathon Oil Corp.	255,697	4,124,393
Marathon Petroleum Corp.	142,762	10,437,330
Newfield Exploration Co. (a) (b)	60,104	1,467,740
Noble Energy, Inc.	148,119	4,488,006
Occidental Petroleum Corp.	230,263	14,957,884
ONEOK, Inc. (a)	123,575	7,033,889
Phillips 66 (a)	126,349	12,119,396
Pioneer Natural Resources Co. (a)	51,250	8,803,725
Range Resources Corp. (a)	68,063	989,636
Valero Energy Corp.	130,359	12,093,404
Williams Cos., Inc. (The)	248,975	6,189,518

		335,302,760

BHFTII-183

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Personal Products—0.2%
Coty, Inc. - Class A (a)	142,097	$2,600,375
Estee Lauder Cos., Inc. (The) - Class A (a)	67,578	10,117,778

		12,718,153

Pharmaceuticals—4.5%
Allergan plc	99,406	16,729,036
Bristol-Myers Squibb Co.	491,308	31,075,231
Eli Lilly & Co.	290,143	22,448,364
Johnson & Johnson	807,391	103,467,157
Merck & Co., Inc.	811,389	44,196,359
Mylan NV (b)	154,918	6,377,974
Nektar Therapeutics (b)	48,428	5,145,959
Perrigo Co. plc	39,417	3,285,013
Pfizer, Inc.	1,791,450	63,578,560
Zoetis, Inc.	146,644	12,246,240

		308,549,893

Professional Services—0.3%
Equifax, Inc.	36,136	4,257,182
IHS Markit, Ltd. (a) (b)	108,943	5,255,410
Nielsen Holdings plc (a)	100,888	3,207,230
Robert Half International, Inc.	37,395	2,164,797
Verisk Analytics, Inc. (b)	46,681	4,854,824

		19,739,443

Real Estate Management & Development—0.1%
CBRE Group, Inc. - Class A (b)	90,932	4,293,809

Road & Rail—0.9%
CSX Corp.	267,004	14,874,793
J.B. Hunt Transport Services, Inc. (a)	25,762	3,018,018
Kansas City Southern	31,013	3,406,778
Norfolk Southern Corp.	85,514	11,611,091
Union Pacific Corp.	236,890	31,845,123

		64,755,803

Semiconductors & Semiconductor Equipment—4.1%
Advanced Micro Devices, Inc. (a) (b)	247,896	2,491,355
Analog Devices, Inc. (a)	111,288	10,141,676
Applied Materials, Inc.	316,193	17,583,493
Broadcom, Ltd.	123,532	29,110,316
Intel Corp.	1,408,395	73,349,212
KLA-Tencor Corp.	47,133	5,137,968
Lam Research Corp.	49,039	9,962,763
Microchip Technology, Inc. (a)	70,523	6,442,981
Micron Technology, Inc. (b)	347,980	18,143,677
NVIDIA Corp. (a)	182,068	42,165,128
Qorvo, Inc. (a) (b)	38,067	2,681,820
QUALCOMM, Inc.	445,499	24,685,100
Skyworks Solutions, Inc.	54,916	5,505,878
Texas Instruments, Inc.	296,060	30,757,673
Xilinx, Inc. (a)	76,683	5,539,580

		283,698,620

Software—5.7%
Activision Blizzard, Inc. (a)	228,302	15,401,253
Adobe Systems, Inc. (a) (b)	147,936	31,966,011
ANSYS, Inc. (b)	25,240	3,954,856
Autodesk, Inc. (a) (b)	66,287	8,324,321
CA, Inc. (a)	94,101	3,190,024
Cadence Design Systems, Inc. (b)	85,126	3,130,083
Citrix Systems, Inc. (a) (b)	38,924	3,612,147
Electronic Arts, Inc. (b)	92,306	11,191,179
Intuit, Inc.	73,220	12,692,687
Microsoft Corp.	2,317,170	211,488,106
Oracle Corp. (a)	909,411	41,605,553
Red Hat, Inc. (b)	53,267	7,963,949
Salesforce.com, Inc. (a) (b)	206,500	24,015,950
Symantec Corp. (a)	186,576	4,822,990
Synopsys, Inc. (a) (b)	44,757	3,725,573
Take-Two Interactive Software, Inc. (b)	34,427	3,366,272

		390,450,954

Specialty Retail—2.2%
Advance Auto Parts, Inc.	22,263	2,639,279
AutoZone, Inc. (b)	8,201	5,319,907
Best Buy Co., Inc. (a)	76,535	5,356,685
CarMax, Inc. (a) (b)	54,424	3,371,023
Foot Locker, Inc. (a)	36,475	1,661,071
Gap, Inc. (The) (a)	65,556	2,045,347
Home Depot, Inc. (The)	351,422	62,637,457
L Brands, Inc. (a)	73,901	2,823,757
Lowe’s Cos., Inc.	249,768	21,917,142
O’Reilly Automotive, Inc. (a) (b)	25,180	6,229,028
Ross Stores, Inc.	115,002	8,967,856
Tiffany & Co. (a)	30,668	2,995,037
TJX Cos., Inc. (The)	190,284	15,519,563
Tractor Supply Co.	37,652	2,372,829
Ulta Salon Cosmetics & Fragrance, Inc. (b)	17,437	3,561,856

		147,417,837

Technology Hardware, Storage & Peripherals—4.3%
Apple, Inc. (a)	1,526,970	256,195,026
Hewlett Packard Enterprise Co. (a)	471,571	8,271,355
HP, Inc.	492,777	10,801,672
NetApp, Inc.	80,628	4,973,941
Seagate Technology plc (a)	85,715	5,016,042
Western Digital Corp. (a)	89,547	8,262,502
Xerox Corp. (a)	64,378	1,852,799

		295,373,337

Textiles, Apparel & Luxury Goods—0.7%
Hanesbrands, Inc. (a)	108,411	1,996,931
Michael Kors Holdings, Ltd. (b)	45,766	2,841,153
NIKE, Inc. - Class B	390,581	25,950,202
PVH Corp.	23,151	3,505,756
Ralph Lauren Corp. (a)	16,674	1,864,153
Tapestry, Inc.	85,732	4,510,361
Under Armour, Inc. - Class A (a) (b)	55,758	911,643
Under Armour, Inc. - Class C (a) (b)	55,475	796,066
VF Corp.	99,085	7,344,180

		49,720,445

BHFTII-184

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Tobacco—1.2%
Altria Group, Inc.	571,919	$35,641,992
Philip Morris International, Inc.	467,402	46,459,759

		82,101,751

Trading Companies & Distributors—0.2%
Fastenal Co. (a)	86,564	4,725,529
United Rentals, Inc. (a) (b)	25,433	4,393,042
WW Grainger, Inc.	15,365	4,337,078

		13,455,649

Water Utilities—0.1%
American Water Works Co., Inc. (a)	53,733	4,413,091

Total Common Stocks (Cost $3,264,421,914)		6,769,921,993

Mutual Fund—0.6%

Investment Company Security—0.6%
SPDR S&P 500 ETF Trust (a) (Cost $39,985,265)	147,000	38,683,050

Short-Term Investments—0.4%

Discount Notes—0.1%
Federal Home Loan Bank
0.857%, 04/02/18 (e)	975,000	975,000
1.489%, 05/09/18 (e)	4,100,000	4,092,837
1.508%, 04/16/18 (e)	500,000	499,677
1.528%, 05/04/18 (e)	375,000	374,433
1.549%, 04/25/18 (e)	2,200,000	2,197,666
1.684%, 06/08/18 (e)	1,600,000	1,594,879

		9,734,492

U.S. Treasury—0.3%
U.S. Treasury Bills
1.278%, 04/05/18 (e)	300,000	299,959
1.479%, 05/03/18 (e)	11,750,000	11,733,551
1.703%, 06/28/18 (e)	3,275,000	3,261,684
1.914%, 09/13/18 (e)	2,950,000	2,925,019

		18,220,213

Total Short-Term Investments (Cost $27,955,422)		27,954,705

Securities Lending Reinvestments (f)—9.9%

Certificates of Deposit—3.6%
Banco Del Estado De Chile New York 1.985%, 1M LIBOR + 0.220%, 05/14/18 (g)	12,500,000	12,499,125
Bank of Nova Scotia 2.482%, 3M LIBOR + 0.280%, 03/20/19 (g)	15,000,000	14,993,460

Certificates of Deposit—(Continued)
Barclays Capital, plc 1.956%, 1M LIBOR + 0.270%, 08/03/18 (g)	9,000,000	8,999,334
Chiba Bank, Ltd., New York 1.740%, 04/11/18	6,000,000	5,999,538
China Construction Bank 1.950%, 04/20/18	13,000,000	12,998,648
Citigroup Global Markets, Ltd. 2.070%, 1M LIBOR + 0.330%, 09/12/18 (g)	11,000,000	10,998,075
Cooperative Rabobank UA 1.860%, 3M LIBOR + 0.140%, 10/16/18 (g)	10,500,000	10,500,000
Credit Agricole S.A. 2.032%, 1M LIBOR + 0.330%, 10/09/18 (g)	10,000,000	9,998,590
Credit Suisse AG New York 1.930%, 1M LIBOR + 0.190%, 05/11/18 (g)	17,500,000	17,498,040
Mitsubishi UFJ Trust and Banking Corp. 1.886%, 1M LIBOR + 0.200%, 06/07/18 (g)	5,000,000	4,998,910
1.976%, 1M LIBOR + 0.190%, 04/16/18 (g)	10,000,000	9,999,390
2.077%, 1M LIBOR + 0.200%, 05/30/18 (g)	2,000,000	1,999,668
Mizuho Bank, Ltd., New York 2.008%, 1M LIBOR + 0.200%, 04/18/18 (g)	5,000,000	4,999,930
2.077%, 1M LIBOR + 0.200%, 05/29/18 (g)	6,500,000	6,499,454
Natixis New York 1.896%, 1M LIBOR + 0.210%, 08/06/18 (g)	5,000,000	4,999,570
2.220%, 06/11/18	3,000,000	3,000,498
Oversea-Chinese Banking Corp., Ltd. 2.150%, 06/06/18	2,500,000	2,500,247
Royal Bank of Canada New York 1.836%, 04/05/18	3,003,573	2,999,949
2.201%, 3M LIBOR + 0.130%, 06/12/18 (g)	4,000,000	3,998,652
2.222%, 1M LIBOR + 0.400%, 09/17/18 (g)	10,000,000	9,997,740
2.301%, 1M LIBOR + 0.440%, 09/17/18 (g)	10,000,000	9,998,590
Societe Generale 1.950%, 1M LIBOR + 0.210%, 07/10/18 (g)	4,000,000	3,999,668
Standard Chartered plc 2.154%, 1M LIBOR + 0.300%, 08/22/18 (g)	6,000,000	5,999,424
2.250%, 08/21/18	6,000,000	5,997,480
State Street Bank and Trust Co. 1.831%, 1M LIBOR + 0.120%, 05/08/18 (g)	3,000,000	2,999,838
Sumitomo Mitsui Banking Corp., London 2.038%, 1M LIBOR + 0.230%, 05/17/18 (g)	7,000,000	6,994,750
2.071%, 1M LIBOR + 0.230%, 05/21/18 (g)	2,500,000	2,500,000
Sumitomo Mitsui Banking Corp., New York 1.920%, 1M LIBOR + 0.180%, 04/11/18 (g)	5,000,000	4,999,820
1.930%, 1M LIBOR + 0.190%, 04/12/18 (g)	4,500,000	4,499,806
2.000%, 05/21/18	4,000,000	4,000,020
2.010%, 1M LIBOR + 0.270%, 09/10/18 (g)	15,000,000	14,995,515
2.062%, 1M LIBOR + 0.190%, 04/26/18 (g)	3,000,000	2,999,976
Wells Fargo Bank N.A. 1.835%, 3M LIBOR + 0.130%, 07/11/18 (g)	5,000,000	4,999,925
Westpac Banking Corp. 2.130%, FEDEFF PRV + 0.450%, 02/15/19 (g)	11,000,000	10,999,021

		246,462,651

BHFTII-185

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Securities Lending Reinvestments (f)—(Continued)

Security Description	Principal Amount*	Value

Commercial Paper—1.0%
Antalis S.A. 2.150%, 06/05/18	1,989,131	$1,992,314
Canadian Imperial Bank of Commerce 2.208%, 1M LIBOR + 0.400%, 09/17/18 (g)	6,000,000	5,999,454
Industrial & Commercial Bank of China, Ltd. 1.960%, 04/20/18	14,951,817	14,983,860
ING Funding LLC 1.930%, 1M LIBOR + 0.190%, 08/10/18 (g)	15,000,000	14,994,660
Macquarie Bank, Ltd., London 2.020%, 05/16/18	9,950,061	9,974,690
Oversea-Chinese Banking Corp., Ltd. 2.150%, 06/08/18	1,989,011	1,991,916
Ridgefield Funding Co. LLC 2.018%, 1M LIBOR + 0.210%, 05/17/18 (g)	10,000,000	9,998,560
2.040%, 05/21/18	5,969,400	5,982,678
UBS AG 1.880%, 1M LIBOR + 0.210%, 05/02/18 (g)	5,000,000	4,999,280

		70,917,412

Repurchase Agreements—3.4%
Citigroup Global Markets, Inc. Repurchase Agreement dated 01/25/17 at 2.230%, due on 06/29/18 with a maturity value of $1,032,211; collateralized by various Common Stock with an aggregate market value of $1,100,000.	1,000,000	1,000,000
Deutsche Bank AG, London Repurchase Agreement dated 03/29/18 at 1.750%, due on 04/02/18 with a maturity value of $13,002,528; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 03/07/22 - 05/24/27, and an aggregate market value of $13,260,071.	13,000,000	13,000,000
Repurchase Agreement dated 03/29/18 at 1.750%, due on 04/02/18 with a maturity value of $7,301,419; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 06/30/20 - 05/02/25, and an aggregate market value of $7,446,017.	7,300,000	7,300,000
Repurchase Agreement dated 03/29/18 at 1.800%, due on 04/02/18 with a maturity value of $20,004,000; collateralized by Foreign Obligations with rates ranging from 0.500% - 2.750%, maturity dates ranging from 04/01/19 - 05/24/27, and an aggregate market value of $20,400,046.	20,000,000	20,000,000
Repurchase Agreement dated 03/29/18 at 1.800%, due on 04/02/18 with a maturity value of $2,000,400; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.125%, maturity dates ranging from 04/14/22 - 08/07/23, and an aggregate market value of $2,040,013.	2,000,000	2,000,000
Repurchase Agreement dated 01/09/18 at 2.070%, due on 04/02/18 with a maturity value of $3,014,318; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $3,332,136.	3,000,000	3,000,000

Repurchase Agreements—(Continued)
Deutsche Bank AG, London
Repurchase Agreement dated 03/15/18 at 2.070%, due on 04/02/18 with a maturity value of $12,512,938; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $13,883,900.	12,500,000	$12,500,000
Repurchase Agreement dated 09/12/17 at 2.210%, due on 07/02/18 with a maturity value of $9,670,876; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $10,551,764.	9,500,000	9,500,000
ING Financial Markets LLC Repurchase Agreement dated 03/29/18 at 1.710%, due on 04/02/18 with a maturity value of $770,835; collateralized by U.S. Government Agency Obligations with rates ranging from 0.750% - 3.750%, maturity dates ranging from 04/09/18 - 09/24/26, and an aggregate market value of $786,104.	770,689	770,689
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 2.230%, due on 06/29/18 with a maturity value of $11,520,113; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 8.875%, maturity dates ranging from 01/15/19 - 02/15/48, and various Common Stock with an aggregate market value of $12,010,014.	11,100,000	11,100,000
Repurchase Agreement dated 08/01/17 at 2.230%, due on 06/29/18 with a maturity value of $12,246,787; collateralized by various Common Stock with an aggregate market value of $13,200,002.	12,000,000	12,000,000
NBC Global Finance Ltd. Repurchase Agreement dated 11/30/17 at 1.850%, due on 04/02/18 with a maturity value of $14,158,934; collateralized by various Common Stock with an aggregate market value of $15,649,497.	14,070,000	14,070,000
Repurchase Agreement dated 03/16/18 at 1.850%, due on 04/02/18 with a maturity value of $2,001,747; collateralized by various Common Stock with an aggregate market value of $2,224,520.	2,000,000	2,000,000
Repurchase Agreement dated 03/16/18 at 1.880%, due on 04/05/18 with a maturity value of $9,810,236; collateralized by various Common Stock with an aggregate market value of $10,900,147.	9,800,000	9,800,000
Pershing LLC Repurchase Agreement dated 03/29/18 at 1.780%, due on 04/02/18 with a maturity value of $5,000,989; collateralized by U.S. Government Agency and Treasury Obligations with rates ranging from 0.000% - 11.500%, maturity dates ranging from 03/31/18 - 02/20/68, and an aggregate market value of $5,100,000.	5,000,000	5,000,000
Societe Generale Repurchase Agreement dated 03/08/18 at 1.820%, due on 04/02/18 with a maturity value of $19,024,014; collateralized by various Common Stock with an aggregate market value of $21,122,755.	19,000,000	19,000,000

BHFTII-186

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Securities Lending Reinvestments (f)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 03/16/18 at 1.820%, due on 04/02/18 with a maturity value of $25,021,486; collateralized by various Common Stock with an aggregate market value of $27,793,098.	25,000,000	$25,000,000
Repurchase Agreement dated 03/21/18 at 1.820%, due on 04/02/18 with a maturity value of $25,115,227; collateralized by various Common Stock with an aggregate market value of $27,904,270.	25,100,000	25,100,000
Repurchase Agreement dated 03/28/18 at 1.820%, due on 04/02/18 with a maturity value of $40,010,111; collateralized by various Common Stock with an aggregate market value of $44,468,957.	40,000,000	40,000,000

		232,140,689

Time Deposits—1.9%
ABN AMRO Bank NV 1.680%, 04/02/18	30,000,000	30,000,000
Australia New Zealand Bank 1.670%, 04/02/18	30,000,000	30,000,000
DNB Bank ASA 1.640%, 04/02/18	10,000,000	10,000,000
DZ Bank AG 1.670%, 04/02/18	20,000,000	20,000,000
Nordea Bank New York 1.640%, 04/02/18	25,000,000	25,000,000
Svenska Handelsbanken AB 1.640%, 04/02/18	15,000,000	15,000,000

		130,000,000

Total Securities Lending Reinvestments (Cost $679,569,013)		679,520,752

Total Investments—109.8% (Cost $4,011,931,614)		7,516,080,500
Other assets and liabilities (net)—(9.8)%		(673,094,588)

Net Assets—100.0%		$6,842,985,912

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2018, the market value of securities loaned was $673,834,567 and the collateral received consisted of cash in the amount of $679,493,682. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	Affiliated Issuer.
(d)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2018, the market value of securities pledged was $20,692,548.
(e)	The rate shown represents current yield to maturity.
(f)	Represents investment of cash collateral received from securities on loan as of March 31, 2018.
(g)	Variable or floating rate security. The stated rate represents the rate at March 31, 2018. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount	Value/ Unrealized Depreciation
S&P 500 Index E-Mini Futures	06/15/18	230	USD 30,394,500	$(1,678,759)

BHFTII-187

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London InterBank Offered Rate

Other Abbreviations

(ETF)—	Exchange-Traded Fund

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2018:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$6,769,921,993	$—	$—	$6,769,921,993
Total Mutual Fund*	38,683,050	—	—	38,683,050
Total Short-Term Investments*	—	27,954,705	—	27,954,705
Total Securities Lending Reinvestments*	—	679,520,752	—	679,520,752
Total Investments	$6,808,605,043	$707,475,457	$—	$7,516,080,500

Collateral for Securities Loaned (Liability)	$—	$(679,493,682)	$—	$(679,493,682)
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(1,678,759)	$—	$—	$(1,678,759)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-188

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—96.6% of Net Assets

Security Description	Shares	Value

Australia—6.5%
AGL Energy, Ltd.	45,920	$768,374
Alumina, Ltd.	191,453	348,999
Amcor, Ltd.	83,280	912,717
AMP, Ltd.	197,480	759,765
APA Group	80,604	488,815
Aristocrat Leisure, Ltd.	41,217	767,406
ASX, Ltd.	14,426	623,645
Aurizon Holdings, Ltd.	157,842	517,436
AusNet Services	135,720	175,538
Australia & New Zealand Banking Group, Ltd.	210,073	4,352,723
Bank of Queensland, Ltd.	24,917	211,071
Bendigo & Adelaide Bank, Ltd.	35,779	272,041
BGP Holdings plc (a) (b) (c) (d)	713,624	0
BHP Billiton plc	154,705	3,051,283
BHP Billiton, Ltd.	234,635	5,183,450
BlueScope Steel, Ltd.	45,759	537,399
Boral, Ltd.	86,560	497,332
Brambles, Ltd.	109,798	843,923
Caltex Australia, Ltd.	18,604	451,171
Challenger, Ltd.	44,035	392,729
CIMIC Group, Ltd.	8,428	290,387
Coca-Cola Amatil, Ltd.	42,510	284,097
Cochlear, Ltd.	4,099	574,398
Commonwealth Bank of Australia	127,215	7,096,185
Computershare, Ltd.	28,910	386,374
Crown Resorts, Ltd.	29,464	288,657
CSL, Ltd.	32,919	3,953,242
Dexus (REIT)	77,269	554,897
Flight Centre Travel Group, Ltd.	4,135	181,705
Fortescue Metals Group, Ltd.	125,869	420,749
Goodman Group (REIT)	139,425	904,969
GPT Group (The) (REIT)	140,241	512,048
Healthscope, Ltd.	130,293	194,207
Incitec Pivot, Ltd.	131,085	355,461
Insurance Australia Group, Ltd.	184,566	1,064,084
Lend Lease Group (REIT)	39,184	523,390
Macquarie Group, Ltd.	23,361	1,861,382
Medibank Private, Ltd.	199,900	447,666
Mirvac Group (REIT)	272,935	452,131
National Australia Bank, Ltd.	194,265	4,268,858
Newcrest Mining, Ltd.	51,539	773,814
Oil Search, Ltd.	104,563	577,030
Orica, Ltd.	26,176	358,137
Origin Energy, Ltd. (d)	119,590	807,046
QBE Insurance Group, Ltd.	110,125	816,953
Ramsay Health Care, Ltd.	10,616	510,456
REA Group, Ltd.	4,158	253,979
Santos, Ltd. (d)	145,305	570,295
Scentre Group (REIT)	367,395	1,083,889
Seek, Ltd.	22,233	319,499
Sonic Healthcare, Ltd.	32,696	575,656
South32, Ltd.	363,229	904,213
Stockland (REIT)	162,137	502,192
Suncorp Group, Ltd.	95,658	982,682
Sydney Airport	80,467	416,620
Tabcorp Holdings, Ltd.	153,298	519,072
Telstra Corp., Ltd.	309,539	750,051

Australia—(Continued)
Transurban Group	155,536	1,367,998
Treasury Wine Estates, Ltd.	53,467	697,349
Vicinity Centres (REIT)	252,185	468,127
Wesfarmers, Ltd.	80,874	2,591,574
Westfield Corp. (REIT)	137,575	902,537
Westpac Banking Corp.	248,548	5,488,963
Woodside Petroleum, Ltd.	75,098	1,694,456
Woolworths Group, Ltd.	97,245	1,968,307

		71,671,599

Austria—0.3%
Andritz AG (e)	5,828	325,727
Erste Group Bank AG	20,408	1,025,871
OMV AG	9,828	572,802
Raiffeisen Bank International AG (d)	9,390	365,677
Voestalpine AG	9,525	499,588

		2,789,665

Belgium—1.1%
Ageas	12,505	646,184
Anheuser-Busch InBev S.A.	55,258	6,070,038
Colruyt S.A.	2,603	143,835
Groupe Bruxelles Lambert S.A.	5,864	670,209
KBC Groep NV	17,769	1,548,096
Proximus SADP	11,920	369,966
Solvay S.A.	5,735	797,020
Telenet Group Holding NV (d)	4,184	279,507
UCB S.A.	9,619	784,274
Umicore S.A.	15,189	805,386

		12,114,515

Chile—0.0%
Antofagasta plc	26,957	348,923

China—0.2%
BOC Hong Kong Holdings, Ltd.	258,465	1,267,443
Minth Group, Ltd.	54,000	247,545
Yangzijiang Shipbuilding Holdings, Ltd.	184,300	171,591

		1,686,579

Denmark—1.8%
AP Moller - Maersk A/S - Class A	274	402,956
AP Moller - Maersk A/S - Class B	493	768,206
Carlsberg A/S - Class B	7,850	937,710
Chr Hansen Holding A/S	7,473	645,440
Coloplast A/S - Class B	8,619	730,204
Danske Bank A/S	53,890	2,013,212
DSV A/S	14,050	1,107,555
Genmab A/S (d)	4,236	911,600
H Lundbeck A/S (e)	5,421	302,905
ISS A/S	9,126	338,522
Novo Nordisk A/S - Class B	133,884	6,585,184
Novozymes A/S - B Shares	16,399	848,902
Orsted A/S (e)	14,039	913,730
Pandora A/S (e)	7,708	835,211

BHFTII-189

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Denmark—(Continued)
TDC A/S (d)	59,338	$492,045
Tryg A/S	8,735	203,661
Vestas Wind Systems A/S	15,474	1,107,492
William Demant Holding A/S (d)	9,405	350,042

		19,494,577

Finland—1.0%
Elisa Oyj (e)	9,227	417,727
Fortum Oyj (e)	30,377	652,845
Kone Oyj - Class B	26,344	1,315,254
Metso Oyj (e)	7,511	237,025
Neste Oyj (e)	9,073	632,496
Nokia Oyj	432,039	2,386,997
Nokian Renkaat Oyj	7,495	340,754
Orion Oyj - Class B	8,084	247,526
Sampo Oyj - A Shares	32,484	1,810,886
Stora Enso Oyj - R Shares (e)	40,497	745,060
UPM-Kymmene Oyj	37,640	1,396,092
Wartsila Oyj Abp	31,392	694,171

		10,876,833

France—10.3%
Accor S.A.	13,973	754,445
Aeroports de Paris	2,209	481,305
Air Liquide S.A.	30,993	3,798,494
Airbus SE	41,497	4,799,017
Alstom S.A.	13,067	589,190
Amundi S.A.	4,463	358,980
Arkema S.A.	5,073	662,122
Atos SE	7,084	969,446
AXA S.A.	140,288	3,732,920
BioMerieux	3,058	252,383
BNP Paribas S.A.	81,356	6,029,238
Bollore S.A.	61,600	328,588
Bouygues S.A.	14,921	748,127
Bureau Veritas S.A.	19,643	510,569
Capgemini SE	11,166	1,391,940
Carrefour S.A.	42,889	890,341
Casino Guichard Perrachon S.A. (e)	4,364	213,873
Cie de St-Gobain	37,286	1,968,528
Cie Generale des Etablissements Michelin	12,172	1,798,314
CNP Assurances	10,520	265,491
Credit Agricole S.A.	81,608	1,327,194
Danone S.A.	44,560	3,607,357
Dassault Aviation S.A.	183	349,555
Dassault Systemes SE	8,861	1,204,784
Edenred	14,331	498,422
Eiffage S.A.	5,760	655,836
Electricite de France S.A.	42,972	622,828
Engie S.A.	134,009	2,237,735
Essilor International Cie Generale d’Optique S.A.	14,521	1,959,219
Eurazeo S.A.	2,602	239,483
Eutelsat Communications S.A.	14,990	297,103
Faurecia	5,604	453,849
Fonciere Des Regions (REIT)	3,163	349,058
Gecina S.A. (REIT)	3,720	646,258

France—(Continued)
Getlink SE	32,808	468,163
Hermes International	2,306	1,366,650
ICADE (REIT)	2,561	248,770
Iliad S.A.	1,762	364,530
Imerys S.A.	2,253	219,007
Ingenico Group S.A.	4,093	332,863
Ipsen S.A.	2,947	457,391
JCDecaux S.A.	4,706	164,164
Kering	5,564	2,666,610
Klepierre (REIT)	16,658	671,823
L’Oreal S.A.	18,104	4,087,846
Lagardere SCA	8,303	237,181
Legrand S.A.	18,736	1,469,786
LVMH Moet Hennessy Louis Vuitton SE	20,065	6,184,811
Natixis S.A.	61,192	502,033
Orange S.A.	146,174	2,481,225
Pernod-Ricard S.A.	15,201	2,531,016
Peugeot S.A.	40,345	971,124
Publicis Groupe S.A.	15,420	1,073,858
Remy Cointreau S.A.	1,860	265,204
Renault S.A.	14,189	1,722,945
Rexel S.A.	20,752	351,304
Safran S.A.	24,628	2,608,584
Sanofi	82,145	6,597,564
Schneider Electric SE	40,400	3,551,887
SCOR SE	11,686	478,384
SEB S.A.	1,809	345,627
Societe BIC S.A.	2,149	213,833
Societe Generale S.A.	55,187	3,001,002
Sodexo S.A.	6,778	683,513
Suez	28,840	418,042
Teleperformance SE	4,265	661,466
Thales S.A.	7,807	950,842
Total S.A.	174,203	9,895,768
UBISOFT Entertainment S.A. (d)	4,656	393,113
Unibail-Rodamco SE (REIT)	7,391	1,691,028
Valeo S.A.	18,217	1,204,092
Veolia Environnement S.A.	32,110	761,104
Vinci S.A.	37,291	3,669,924
Vivendi S.A.	76,316	1,974,290
Wendel S.A.	2,267	353,684

		113,284,043

Germany—8.9%
1&1 Drillisch AG	3,915	263,585
adidas AG	13,435	3,252,119
Allianz SE	32,433	7,326,106
Axel Springer SE	3,006	251,541
BASF SE	66,273	6,732,101
Bayer AG	59,995	6,780,516
Bayerische Motoren Werke AG	23,596	2,559,516
Beiersdorf AG	7,090	802,474
Brenntag AG	11,405	678,396
Commerzbank AG (d)	77,199	1,002,500
Continental AG	8,198	2,263,390
Covestro AG	11,663	1,147,448

BHFTII-190

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Germany—(Continued)
Daimler AG	69,530	$5,905,448
Deutsche Bank AG	146,810	2,046,008
Deutsche Boerse AG	14,033	1,910,723
Deutsche Lufthansa AG	17,782	567,745
Deutsche Post AG	69,709	3,046,841
Deutsche Telekom AG	241,713	3,941,190
Deutsche Wohnen SE	24,681	1,151,447
E.ON SE	159,780	1,774,660
Evonik Industries AG	13,109	462,304
Fraport AG Frankfurt Airport Services Worldwide	3,260	321,564
Fresenius Medical Care AG & Co. KGaA	15,649	1,597,083
Fresenius SE & Co. KGaA	30,614	2,337,246
GEA Group AG	14,300	608,050
Hannover Rueck SE	4,145	565,819
HeidelbergCement AG	10,444	1,025,647
Henkel AG & Co. KGaA	7,933	997,962
HOCHTIEF AG	1,646	307,502
Hugo Boss AG	4,934	429,812
Infineon Technologies AG	84,354	2,258,745
Innogy SE	11,200	529,549
K&S AG	14,121	407,414
KION Group AG	5,441	507,511
LANXESS AG	5,571	426,931
Linde AG (d)	13,532	2,847,339
MAN SE	3,022	352,177
Merck KGaA	9,421	903,364
METRO AG	15,747	278,711
MTU Aero Engines AG	3,839	646,796
Muenchener Rueckversicherungs-Gesellschaft AG	10,907	2,535,396
OSRAM Licht AG	7,381	543,210
ProSiebenSat.1 Media SE	14,779	512,343
RWE AG (d)	39,146	966,524
SAP SE	71,302	7,457,838
Siemens AG	55,353	7,056,845
Siemens Healthineers AG (d)	10,900	447,739
Symrise AG	8,745	703,807
Telefonica Deutschland Holding AG	58,800	276,148
ThyssenKrupp AG	31,577	823,130
TUI AG	30,068	645,421
Uniper SE	14,858	452,621
United Internet AG	8,781	552,740
Volkswagen AG	2,495	499,336
Vonovia SE	35,809	1,774,984
Wirecard AG	8,665	1,023,776
Zalando SE (d)	8,719	475,423

		97,962,561

Hong Kong—3.3%
AIA Group, Ltd.	869,200	7,420,108
ASM Pacific Technology, Ltd.	19,600	277,388
Bank of East Asia, Ltd. (The)	103,920	417,131
CK Asset Holdings, Ltd.	179,440	1,518,412
CK Hutchison Holdings, Ltd.	201,440	2,421,785
CK Infrastructure Holdings, Ltd.	39,000	320,536
CLP Holdings, Ltd.	116,377	1,189,625
Galaxy Entertainment Group, Ltd.	163,000	1,494,152

Hong Kong—(Continued)
Hang Lung Group, Ltd.	74,000	242,591
Hang Lung Properties, Ltd.	162,000	380,133
Hang Seng Bank, Ltd.	54,400	1,268,265
Henderson Land Development Co., Ltd.	82,902	543,140
HK Electric Investments & HK Electric Investments, Ltd.	197,500	190,972
HKT Trust & HKT, Ltd.	277,980	349,880
Hong Kong & China Gas Co., Ltd.	630,427	1,299,751
Hong Kong Exchanges and Clearing, Ltd.	84,300	2,770,877
Hongkong Land Holdings, Ltd.	95,400	659,472
Hysan Development Co., Ltd.	45,000	238,828
Jardine Matheson Holdings, Ltd.	16,900	1,042,454
Jardine Strategic Holdings, Ltd.	14,600	561,716
Kerry Properties, Ltd.	57,500	261,055
Kingston Financial Group, Ltd.	304,000	137,533
Li & Fung, Ltd.	439,600	217,055
Link REIT (REIT)	162,641	1,394,842
Melco Resorts & Entertainment, Ltd. (ADR)	19,800	573,804
MTR Corp., Ltd.	110,500	597,243
New World Development Co., Ltd.	463,707	661,045
NWS Holdings, Ltd.	99,000	180,361
PCCW, Ltd.	316,000	183,334
Power Assets Holdings, Ltd.	107,549	962,965
Sands China, Ltd.	163,200	886,159
Shangri-La Asia, Ltd.	98,000	198,869
Sino Land Co., Ltd.	247,600	402,898
Sun Hung Kai Properties, Ltd.	106,250	1,692,518
Swire Pacific, Ltd. - Class A	36,817	373,550
Swire Properties, Ltd.	83,600	293,967
Techtronic Industries Co., Ltd.	95,000	561,153
WH Group, Ltd.	654,000	702,968
Wharf Holdings, Ltd. (The)	87,976	304,761
Wharf Real Estate Investment Co., Ltd. (d)	87,976	575,937
Wheelock & Co., Ltd.	68,000	498,689
Yue Yuen Industrial Holdings, Ltd.	50,500	201,689

		36,469,611

Ireland—0.5%
AerCap Holdings NV (d)	10,200	517,344
AIB Group plc	60,112	362,289
Bank of Ireland Group plc (d)	80,170	702,355
CRH plc	63,163	2,146,453
James Hardie Industries plc	31,140	549,427
Kerry Group plc - Class A	11,539	1,172,777
Paddy Power Betfair plc	6,200	636,706

		6,087,351

Israel—0.4%
Bank Hapoalim B.M.	79,475	545,923
Bank Leumi Le-Israel B.M.	109,068	658,137
Bezeq The Israeli Telecommunication Corp., Ltd.	160,513	205,186
Check Point Software Technologies, Ltd. (d)	10,000	993,400
Elbit Systems, Ltd.	1,987	239,215
Frutarom Industries, Ltd.	3,269	300,228
Israel Chemicals, Ltd.	54,463	230,554
Mizrahi Tefahot Bank, Ltd.	11,922	228,091
Nice, Ltd.	4,746	444,876

BHFTII-191

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Israel—(Continued)
Teva Pharmaceutical Industries, Ltd. (ADR) (e)	62,753	$1,072,449

		4,918,059

Italy—2.1%
Assicurazioni Generali S.p.A.	93,308	1,798,051
Atlantia S.p.A.	30,871	956,578
Davide Campari-Milano S.p.A.	42,874	324,785
Enel S.p.A.	602,326	3,688,751
Eni S.p.A.	184,398	3,248,970
Ferrari NV	8,377	1,008,565
Intesa Sanpaolo S.p.A.	969,775	3,534,837
Intesa Sanpaolo S.p.A. - Risparmio Shares	65,400	247,722
Leonardo S.p.A.	28,782	332,718
Luxottica Group S.p.A.	13,581	844,763
Mediobanca S.p.A.	44,816	527,303
Poste Italiane S.p.A.	41,357	378,357
Prysmian S.p.A.	14,296	449,564
Recordati S.p.A.	8,194	303,483
Snam S.p.A.	162,854	748,762
Telecom Italia S.p.A. (d)	826,906	787,089
Telecom Italia S.p.A. - Risparmio Shares	437,140	364,949
Terna Rete Elettrica Nazionale S.p.A.	92,957	543,594
UniCredit S.p.A. (d)	142,434	2,987,112
UnipolSai Assicurazioni S.p.A.	64,500	153,534

		23,229,487

Japan—23.9%
Aeon Co., Ltd.	41,500	741,076
AEON Financial Service Co., Ltd.	8,400	194,969
Aeon Mall Co., Ltd.	8,500	178,675
Air Water, Inc.	10,000	196,550
Aisin Seiki Co., Ltd.	13,500	739,538
Ajinomoto Co., Inc.	39,700	721,712
Alfresa Holdings Corp.	15,300	344,486
Alps Electric Co., Ltd. (e)	13,100	324,541
Amada Holdings Co., Ltd.	27,000	329,071
ANA Holdings, Inc.	8,400	325,127
Aozora Bank, Ltd.	9,600	384,745
Asahi Glass Co., Ltd.	12,600	528,384
Asahi Group Holdings, Ltd.	27,300	1,469,533
Asahi Kasei Corp.	97,000	1,291,913
Asics Corp.	11,000	204,528
Astellas Pharma, Inc.	150,700	2,315,449
Bandai Namco Holdings, Inc.	16,000	515,809
Bank of Kyoto, Ltd. (The)	4,400	249,700
Benesse Holdings, Inc.	5,400	196,406
Bridgestone Corp.	48,200	2,117,206
Brother Industries, Ltd.	16,400	381,825
Calbee, Inc. (e)	5,500	186,837
Canon, Inc.	77,500	2,831,965
Casio Computer Co., Ltd. (e)	16,900	251,870
Central Japan Railway Co.	10,800	2,059,169
Chiba Bank, Ltd. (The)	49,000	402,002
Chubu Electric Power Co., Inc.	45,700	654,806
Chugai Pharmaceutical Co., Ltd.	16,800	853,080
Chugoku Electric Power Co., Inc. (The)	23,700	289,141

Japan—(Continued)
Coca-Cola Bottlers Japan Holdings, Inc.	9,900	408,099
Concordia Financial Group, Ltd.	83,000	469,470
Credit Saison Co., Ltd.	10,500	175,785
Dai Nippon Printing Co., Ltd.	20,000	416,541
Dai-ichi Life Holdings, Inc.	75,800	1,408,043
Daicel Corp.	22,000	241,151
Daifuku Co., Ltd.	7,400	440,793
Daiichi Sankyo Co., Ltd.	42,100	1,412,015
Daikin Industries, Ltd.	17,500	1,944,434
Daito Trust Construction Co., Ltd.	5,200	884,097
Daiwa House Industry Co., Ltd.	42,500	1,636,678
Daiwa House REIT Investment Co. (REIT)	110	266,444
Daiwa Securities Group, Inc.	118,000	757,649
Denso Corp.	34,000	1,868,466
Dentsu, Inc.	16,600	736,715
Disco Corp.	2,300	496,462
Don Quijote Holdings Co., Ltd.	8,200	469,769
East Japan Railway Co.	23,800	2,222,056
Eisai Co., Ltd.	18,200	1,174,539
Electric Power Development Co., Ltd.	10,900	280,754
FamilyMart UNY Holdings Co., Ltd.	6,600	553,085
FANUC Corp.	14,000	3,564,964
Fast Retailing Co., Ltd.	3,900	1,565,301
Fuji Electric Co., Ltd.	43,000	296,594
FUJIFILM Holdings Corp.	29,400	1,177,200
Fujitsu, Ltd.	146,000	885,312
Fukuoka Financial Group, Inc.	53,000	290,948
Hachijuni Bank, Ltd. (The)	30,000	163,291
Hakuhodo DY Holdings, Inc.	17,600	241,810
Hamamatsu Photonics KK	9,600	368,759
Hankyu Hanshin Holdings, Inc.	16,400	613,089
Hikari Tsushin, Inc.	1,800	291,102
Hino Motors, Ltd.	19,000	248,114
Hirose Electric Co., Ltd.	2,415	335,047
Hisamitsu Pharmaceutical Co., Inc.	4,500	347,892
Hitachi Chemical Co., Ltd.	8,500	189,307
Hitachi Construction Machinery Co., Ltd.	8,900	347,038
Hitachi High-Technologies Corp.	5,500	263,333
Hitachi Metals, Ltd.	20,000	235,420
Hitachi, Ltd.	351,000	2,562,023
Honda Motor Co., Ltd.	125,300	4,352,982
Hoshizaki Corp.	4,100	366,132
Hoya Corp.	29,000	1,469,423
Hulic Co., Ltd.	17,100	186,800
Idemitsu Kosan Co., Ltd.	10,500	402,469
IHI Corp.	12,200	381,530
Iida Group Holdings Co., Ltd.	12,700	237,012
Inpex Corp.	71,100	887,789
Isetan Mitsukoshi Holdings, Ltd.	26,900	298,143
Isuzu Motors, Ltd.	43,700	671,233
ITOCHU Corp.	105,400	2,053,354
J Front Retailing Co., Ltd.	17,900	302,489
Japan Airlines Co., Ltd.	8,400	341,928
Japan Exchange Group, Inc.	38,100	712,938
Japan Post Bank Co., Ltd.	30,800	418,944
Japan Post Holdings Co., Ltd.	119,400	1,451,011
Japan Prime Realty Investment Corp. (REIT)	51	185,339

BHFTII-192

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Japan Real Estate Investment Corp. (REIT)	75	$390,564
Japan Retail Fund Investment Corp. (REIT)	202	392,888
Japan Tobacco, Inc.	79,300	2,270,356
JFE Holdings, Inc.	35,100	709,364
JGC Corp.	14,000	305,591
JSR Corp.	11,000	247,153
JTEKT Corp.	20,000	294,814
JXTG Holdings, Inc.	213,400	1,304,234
Kajima Corp.	64,000	602,064
Kakaku.com, Inc.	10,700	188,897
Kamigumi Co., Ltd.	8,500	190,553
Kaneka Corp.	22,000	219,807
Kansai Electric Power Co., Inc. (The)	55,000	718,223
Kansai Paint Co., Ltd.	17,200	402,930
Kao Corp.	35,200	2,655,288
Kawasaki Heavy Industries, Ltd.	12,400	399,580
KDDI Corp.	132,600	3,407,100
Keihan Holdings Co., Ltd.	7,800	241,982
Keikyu Corp.	18,000	316,187
Keio Corp.	9,000	387,122
Keisei Electric Railway Co., Ltd.	10,000	308,124
Keyence Corp.	7,100	4,446,438
Kikkoman Corp.	12,000	487,171
Kintetsu Group Holdings Co., Ltd.	14,012	550,028
Kirin Holdings Co., Ltd.	60,300	1,617,988
Kobe Steel, Ltd. (d)	27,200	269,725
Koito Manufacturing Co., Ltd.	7,700	540,198
Komatsu, Ltd.	65,500	2,201,308
Konami Holdings Corp.	7,300	370,688
Konica Minolta, Inc.	37,000	314,912
Kose Corp.	2,300	483,115
Kubota Corp.	79,300	1,398,206
Kuraray Co., Ltd.	24,500	425,863
Kurita Water Industries, Ltd.	7,100	229,436
Kyocera Corp.	22,700	1,287,402
Kyowa Hakko Kirin Co., Ltd.	20,000	432,845
Kyushu Electric Power Co., Inc.	25,900	313,025
Kyushu Railway Co.	12,700	396,336
Lawson, Inc.	3,800	259,858
Lion Corp.	19,000	389,886
LIXIL Group Corp.	19,000	421,531
M3, Inc.	15,700	719,556
Mabuchi Motor Co., Ltd.	3,600	178,671
Makita Corp.	15,200	756,000
Marubeni Corp.	122,800	894,598
Marui Group Co., Ltd. (e)	16,000	323,921
Mazda Motor Corp.	43,000	574,644
McDonald’s Holdings Co. Japan, Ltd.	5,400	255,906
Mebuki Financial Group, Inc.	63,100	245,382
Medipal Holdings Corp.	10,700	223,459
MEIJI Holdings Co., Ltd.	9,600	739,022
Minebea Mitsumi, Inc.	30,800	664,569
MISUMI Group, Inc.	22,200	617,598
Mitsubishi Chemical Holdings Corp.	101,300	984,283
Mitsubishi Corp.	107,800	2,901,304
Mitsubishi Electric Corp.	141,400	2,299,382
Mitsubishi Estate Co., Ltd.	90,500	1,505,261

Japan—(Continued)
Mitsubishi Gas Chemical Co., Inc.	13,000	312,706
Mitsubishi Heavy Industries, Ltd.	24,700	954,466
Mitsubishi Materials Corp.	7,900	235,385
Mitsubishi Motors Corp.	44,999	321,918
Mitsubishi Tanabe Pharma Corp.	15,300	309,710
Mitsubishi UFJ Financial Group, Inc.	872,088	5,791,176
Mitsubishi UFJ Lease & Finance Co., Ltd.	41,500	247,494
Mitsui & Co., Ltd.	127,317	2,186,685
Mitsui Chemicals, Inc.	15,000	477,693
Mitsui Fudosan Co., Ltd.	65,000	1,568,465
Mitsui OSK Lines, Ltd.	7,500	213,495
Mizuho Financial Group, Inc.	1,752,400	3,188,243
MS&AD Insurance Group Holdings, Inc.	35,900	1,116,739
Murata Manufacturing Co., Ltd.	13,900	1,919,764
Nabtesco Corp.	7,500	294,710
Nagoya Railroad Co., Ltd.	14,800	378,093
NEC Corp.	20,600	579,024
Nexon Co., Ltd. (d)	26,000	441,290
NGK Insulators, Ltd.	19,300	335,073
NGK Spark Plug Co., Ltd.	12,000	289,935
NH Foods, Ltd.	7,000	288,796
Nidec Corp.	17,300	2,655,120
Nikon Corp.	22,500	406,342
Nintendo Co., Ltd.	8,100	3,613,796
Nippon Building Fund, Inc. (REIT)	88	489,091
Nippon Electric Glass Co., Ltd.	6,200	180,870
Nippon Express Co., Ltd.	5,900	390,100
Nippon Paint Holdings Co., Ltd.	13,000	478,711
Nippon Prologis REIT, Inc. (REIT)	143	310,572
Nippon Steel & Sumitomo Metal Corp.	56,300	1,238,264
Nippon Telegraph & Telephone Corp.	48,500	2,254,215
Nippon Yusen KK	12,600	248,092
Nissan Chemical Industries, Ltd.	10,000	416,636
Nissan Motor Co., Ltd.	166,900	1,728,267
Nisshin Seifun Group, Inc.	15,700	313,862
Nissin Foods Holdings Co., Ltd.	4,700	327,263
Nitori Holdings Co., Ltd.	5,800	1,015,628
Nitto Denko Corp.	12,600	955,759
Nomura Holdings, Inc.	269,100	1,567,525
Nomura Real Estate Holdings, Inc.	9,500	222,191
Nomura Real Estate Master Fund, Inc. (REIT)	322	449,042
Nomura Research Institute, Ltd.	9,900	467,581
NSK, Ltd.	26,600	359,593
NTT Data Corp.	40,780	428,045
NTT DoCoMo, Inc.	100,300	2,554,911
Obayashi Corp.	45,500	501,272
Obic Co., Ltd.	5,000	422,031
Odakyu Electric Railway Co., Ltd.	20,100	409,685
OJI Holdings Corp.	68,000	438,315
Olympus Corp.	22,800	874,396
Omron Corp.	13,400	786,793
Ono Pharmaceutical Co., Ltd.	32,000	1,021,040
Oracle Corp. Japan	3,000	248,965
Oriental Land Co., Ltd.	15,400	1,577,741
ORIX Corp.	92,600	1,653,997
Osaka Gas Co., Ltd.	29,000	576,763
Otsuka Corp.	7,400	377,994

BHFTII-193

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Otsuka Holdings Co., Ltd.	28,200	$1,417,081
Panasonic Corp.	161,300	2,305,259
Park24 Co., Ltd.	7,400	201,692
Persol Holdings Co., Ltd.	13,400	389,563
Pola Orbis Holdings, Inc.	7,600	318,482
Rakuten, Inc.	61,500	508,448
Recruit Holdings Co., Ltd.	80,900	2,031,450
Renesas Electronics Corp. (d)	48,900	493,490
Resona Holdings, Inc.	169,400	912,288
Ricoh Co., Ltd.	48,600	480,441
Rinnai Corp.	2,800	266,778
Rohm Co., Ltd.	6,700	637,790
Ryohin Keikaku Co., Ltd.	1,800	599,772
Santen Pharmaceutical Co., Ltd.	27,500	462,494
SBI Holdings, Inc.	12,611	297,309
Secom Co., Ltd.	15,500	1,153,782
Sega Sammy Holdings, Inc.	12,900	210,271
Seibu Holdings, Inc.	13,800	241,431
Seiko Epson Corp.	20,000	347,004
Sekisui Chemical Co., Ltd.	29,500	516,457
Sekisui House, Ltd.	38,200	702,637
Seven & i Holdings Co., Ltd.	55,000	2,360,990
Sharp Corp. (d) (e)	12,000	360,226
Shimadzu Corp.	19,900	551,676
Shimamura Co., Ltd.	1,700	211,418
Shimano, Inc.	4,900	710,075
Shimizu Corp.	39,000	348,368
Shin-Etsu Chemical Co., Ltd.	27,900	2,901,936
Shinsei Bank, Ltd.	12,900	200,089
Shionogi & Co., Ltd.	22,500	1,174,903
Shiseido Co., Ltd.	27,700	1,790,511
Shizuoka Bank, Ltd. (The)	41,000	396,684
Showa Shell Sekiyu KK	14,800	201,716
SMC Corp.	4,100	1,674,344
SoftBank Group Corp.	60,500	4,508,897
Sohgo Security Services Co., Ltd.	4,800	236,381
Sompo Holdings, Inc.	26,999	1,091,651
Sony Corp.	91,800	4,472,906
Sony Financial Holdings, Inc.	12,800	234,732
Stanley Electric Co., Ltd.	11,800	445,130
Start Today Co., Ltd.	14,400	376,368
Subaru Corp.	45,400	1,503,447
SUMCO Corp.	17,600	460,210
Sumitomo Chemical Co., Ltd.	117,000	676,847
Sumitomo Corp.	83,900	1,405,745
Sumitomo Dainippon Pharma Co., Ltd. (e)	12,500	209,506
Sumitomo Electric Industries, Ltd.	57,634	886,492
Sumitomo Heavy Industries, Ltd.	7,800	298,555
Sumitomo Metal Mining Co., Ltd.	16,600	684,300
Sumitomo Mitsui Financial Group, Inc.	98,900	4,195,973
Sumitomo Mitsui Trust Holdings, Inc.	22,826	935,124
Sumitomo Realty & Development Co., Ltd.	24,000	898,535
Sumitomo Rubber Industries, Ltd.	12,500	230,582
Sundrug Co., Ltd.	6,000	281,128
Suntory Beverage & Food, Ltd.	10,400	504,550
Suruga Bank, Ltd.	13,000	182,254
Suzuken Co., Ltd.	5,800	243,913

Japan—(Continued)
Suzuki Motor Corp.	26,200	1,423,006
Sysmex Corp.	12,200	1,109,163
T&D Holdings, Inc.	39,400	629,520
Taiheiyo Cement Corp.	8,200	296,115
Taisei Corp.	16,000	820,252
Taisho Pharmaceutical Holdings Co., Ltd.	3,000	297,819
Takashimaya Co., Ltd.	19,000	182,944
Takeda Pharmaceutical Co., Ltd.	50,800	2,479,320
TDK Corp.	8,800	784,893
Teijin, Ltd.	13,200	251,464
Terumo Corp.	23,400	1,213,699
THK Co., Ltd.	7,700	321,019
Tobu Railway Co., Ltd.	14,600	445,432
Toho Co., Ltd.	8,500	284,068
Toho Gas Co., Ltd.	6,200	194,338
Tohoku Electric Power Co., Inc.	28,000	380,652
Tokio Marine Holdings, Inc.	49,700	2,264,821
Tokyo Electric Power Co. Holdings, Inc. (d)	112,000	437,877
Tokyo Electron, Ltd.	11,300	2,088,000
Tokyo Gas Co., Ltd.	26,400	705,433
Tokyo Tatemono Co., Ltd.	14,500	219,123
Tokyu Corp.	37,500	589,743
Tokyu Fudosan Holdings Corp.	37,000	266,557
Toppan Printing Co., Ltd.	41,000	336,994
Toray Industries, Inc.	108,500	1,031,029
Toshiba Corp. (d)	475,000	1,380,986
Tosoh Corp.	23,000	454,514
TOTO, Ltd.	10,400	546,180
Toyo Seikan Group Holdings, Ltd.	8,300	124,129
Toyo Suisan Kaisha, Ltd.	6,000	237,828
Toyota Industries Corp.	12,600	767,110
Toyota Motor Corp.	189,500	12,356,945
Toyota Tsusho Corp.	15,500	524,942
Trend Micro, Inc.	8,900	528,127
Tsuruha Holdings, Inc.	2,900	417,890
Unicharm Corp.	27,400	795,055
United Urban Investment Corp. (REIT)	266	416,037
USS Co., Ltd.	16,600	340,297
West Japan Railway Co.	11,500	813,197
Yahoo Japan Corp.	103,000	483,575
Yakult Honsha Co., Ltd.	6,300	473,521
Yamada Denki Co., Ltd. (e)	46,500	281,881
Yamaguchi Financial Group, Inc.	15,000	185,937
Yamaha Corp.	11,600	507,486
Yamaha Motor Co., Ltd.	18,700	559,919
Yamato Holdings Co., Ltd.	27,000	679,150
Yamazaki Baking Co., Ltd.	9,000	188,796
Yaskawa Electric Corp. (e)	18,000	817,818
Yokogawa Electric Corp.	16,300	331,138
Yokohama Rubber Co., Ltd. (The)	9,200	214,281

		264,152,983

Jersey, Channel Islands—0.0%
Randgold Resources, Ltd.	6,551	542,550

BHFTII-194

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Luxembourg—0.3%
ArcelorMittal (d)	46,976	$1,489,266
Eurofins Scientific SE	878	463,900
Millicom International Cellular S.A.	5,384	366,586
RTL Group S.A.	2,700	224,136
SES S.A.	29,140	394,594
Tenaris S.A.	35,513	613,669

		3,552,151

Macau—0.1%
MGM China Holdings, Ltd.	74,400	194,375
Wynn Macau, Ltd.	134,800	494,334

		688,709

Mexico—0.0%
Fresnillo plc	14,894	265,293

Netherlands—4.5%
ABN AMRO Group NV	29,995	903,900
Aegon NV	119,047	803,539
Akzo Nobel NV	18,312	1,730,321
Altice NV - Class A (d)	36,693	303,338
ASML Holding NV	27,871	5,511,506
Boskalis Westminster	6,498	190,404
EXOR NV	8,104	578,723
Heineken Holding NV	7,836	807,607
Heineken NV	18,534	1,993,699
ING Groep NV	284,141	4,796,727
Koninklijke Ahold Delhaize NV	91,575	2,170,305
Koninklijke DSM NV	13,712	1,362,811
Koninklijke KPN NV	263,537	790,782
Koninklijke Philips NV	66,850	2,567,796
Koninklijke Vopak NV	3,942	193,575
NN Group NV	21,018	932,977
NXP Semiconductors NV (d)	25,300	2,960,100
Randstad Holding NV (e)	9,402	619,180
Royal Dutch Shell plc - A Shares	327,274	10,268,302
Royal Dutch Shell plc - B Shares	271,764	8,756,323
Wolters Kluwer NV	19,828	1,055,460

		49,297,375

New Zealand—0.2%
Auckland International Airport, Ltd.	69,174	306,469
Fisher & Paykel Healthcare Corp., Ltd.	44,270	424,451
Fletcher Building, Ltd.	56,031	244,323
Meridian Energy, Ltd.	124,449	256,990
Ryman Healthcare, Ltd.	29,900	229,117
Spark New Zealand, Ltd.	153,824	372,044

		1,833,394

Norway—0.7%
DNB ASA	68,520	1,334,829
Gjensidige Forsikring ASA	14,357	263,019
Marine Harvest ASA	30,284	607,552
Norsk Hydro ASA	91,188	536,903
Orkla ASA	62,161	667,188

Norway—(Continued)
Schibsted ASA - B Shares	7,443	188,867
Statoil ASA	87,269	2,063,690
Telenor ASA	51,893	1,178,452
Yara International ASA	14,337	608,114

		7,448,614

Portugal—0.2%
Banco Espirito Santo S.A. (a) (b) (c) (d)	199,038	0
EDP - Energias de Portugal S.A.	185,244	704,091
Galp Energia SGPS S.A.	37,002	697,605
Jeronimo Martins SGPS S.A.	18,255	332,754

		1,734,450

Singapore—1.3%
Ascendas Real Estate Investment Trust (REIT)	215,000	432,633
CapitaLand Commercial Trust (REIT)	166,738	233,880
CapitaLand Mall Trust (REIT)	240,200	382,198
CapitaLand, Ltd.	172,300	471,478
City Developments, Ltd.	34,000	338,909
ComfortDelGro Corp., Ltd.	153,000	240,677
DBS Group Holdings, Ltd.	131,667	2,777,189
Genting Singapore plc	418,200	346,541
Jardine Cycle & Carriage, Ltd.	8,888	234,875
Keppel Corp., Ltd.	113,900	680,024
Oversea-Chinese Banking Corp., Ltd.	230,564	2,270,841
SATS, Ltd.	56,300	221,338
Sembcorp Industries, Ltd.	71,000	170,003
Singapore Airlines, Ltd.	33,140	275,189
Singapore Exchange, Ltd.	54,400	307,175
Singapore Press Holdings, Ltd.	153,050	295,289
Singapore Technologies Engineering, Ltd.	130,000	357,586
Singapore Telecommunications, Ltd.	601,420	1,550,191
Suntec Real Estate Investment Trust (REIT)	179,000	259,439
United Overseas Bank, Ltd.	96,892	2,042,934
UOL Group, Ltd.	33,000	216,265
Wilmar International, Ltd.	102,200	248,927

		14,353,581

South Africa—0.1%
Investec plc	52,596	406,201
Mediclinic International plc	30,600	258,367
Mondi plc	27,093	728,980

		1,393,548

Spain—3.1%
Abertis Infraestructuras S.A.	51,494	1,154,411
ACS Actividades de Construccion y Servicios S.A.	19,129	745,965
Aena SME S.A.	5,006	1,008,323
Amadeus IT Group S.A.	31,507	2,328,096
Banco Bilbao Vizcaya Argentaria S.A.	485,964	3,845,722
Banco de Sabadell S.A.	385,331	788,547
Banco Santander S.A.	1,171,928	7,639,668
Bankia S.A.	80,824	362,035
Bankinter S.A.	48,939	503,343
CaixaBank S.A.	268,510	1,279,953

BHFTII-195

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Spain—(Continued)
Enagas S.A.	17,953	$491,134
Endesa S.A.	23,384	514,705
Ferrovial S.A.	32,819	685,887
Gas Natural SDG S.A.	25,426	607,021
Grifols S.A.	21,632	612,432
Iberdrola S.A.	410,010	3,014,244
Industria de Diseno Textil S.A.	79,108	2,478,205
Mapfre S.A.	74,474	247,581
Red Electrica Corp. S.A. (e)	29,508	607,537
Repsol S.A.	86,752	1,540,541
Siemens Gamesa Renewable Energy S.A. (e)	18,682	299,773
Telefonica S.A.	338,883	3,357,048

		34,112,171

Sweden—2.5%
Alfa Laval AB	20,852	491,481
Assa Abloy AB - Class B	72,914	1,578,371
Atlas Copco AB - A Shares	49,888	2,154,772
Atlas Copco AB - B Shares	28,433	1,103,409
Boliden AB	20,002	703,033
Electrolux AB - Series B	17,118	537,054
Essity AB - Class B (d)	43,954	1,211,781
Getinge AB - B Shares	13,372	151,757
Hennes & Mauritz AB - B Shares (e)	68,549	1,025,218
Hexagon AB - B Shares	19,206	1,147,220
Husqvarna AB - B Shares	25,677	246,962
ICA Gruppen AB	5,619	198,345
Industrivarden AB - C Shares	10,214	236,827
Investor AB - B Shares	31,910	1,416,165
Kinnevik AB - Class B	16,046	576,386
L E Lundbergforetagen AB - B Shares	3,045	217,698
Lundin Petroleum AB (d)	16,017	403,592
Nordea Bank AB	226,093	2,408,178
Sandvik AB	84,986	1,554,913
Securitas AB - B Shares	21,462	364,418
Skandinaviska Enskilda Banken AB - Class A (e)	113,560	1,187,107
Skanska AB - B Shares	24,008	489,682
SKF AB - B Shares (e)	25,976	529,520
Svenska Handelsbanken AB - A Shares	113,277	1,416,982
Swedbank AB - A Shares	62,818	1,404,264
Swedish Match AB	14,499	657,176
Tele2 AB - B Shares	23,661	283,257
Telefonaktiebolaget LM Ericsson - B Shares (e)	220,757	1,396,716
Telia Co. AB	204,113	959,986
Volvo AB - B Shares	109,731	1,997,400

		28,049,670

Switzerland—8.2%
ABB, Ltd.	136,042	3,234,337
Adecco Group AG (e)	10,992	781,880
Baloise Holding AG	3,839	586,564
Barry Callebaut AG	132	257,589
Chocoladefabriken Lindt & Spruengli AG	7	508,282
Chocoladefabriken Lindt & Spruengli AG (Participation Certifcate)	81	501,486
Cie Financiere Richemont S.A.	37,512	3,364,083
Clariant AG (d)	17,152	408,890

Switzerland—(Continued)
Coca-Cola HBC AG (d)	13,800	510,520
Credit Suisse Group AG (d)	177,075	2,966,256
Dufry AG (d) (e)	2,729	357,231
EMS-Chemie Holding AG	579	364,958
Ferguson plc	18,489	1,390,533
Geberit AG	2,723	1,202,242
Givaudan S.A.	649	1,476,846
Glencore plc (d)	880,049	4,378,325
Julius Baer Group, Ltd. (d)	17,027	1,046,686
Kuehne & Nagel International AG	4,135	650,011
LafargeHolcim, Ltd. (d)	32,829	1,795,050
Lonza Group AG (d)	5,308	1,250,005
Nestle S.A.	225,785	17,844,717
Novartis AG	161,373	13,033,593
Pargesa Holding S.A.	3,025	267,969
Partners Group Holding AG	1,182	878,216
Roche Holding AG	50,970	11,670,940
Schindler Holding AG	1,428	298,517
Schindler Holding AG (Participation Certificate)	3,216	692,505
SGS S.A.	367	900,754
Sika AG	150	1,173,765
Sonova Holding AG	4,058	643,939
STMicroelectronics NV	44,498	987,038
Straumann Holding AG	747	470,204
Swatch Group AG (The)	4,374	366,279
Swatch Group AG (The) - Bearer Shares	2,028	893,309
Swiss Life Holding AG (d)	2,458	874,251
Swiss Prime Site AG (d)	4,706	454,877
Swiss Re AG	22,839	2,321,663
Swisscom AG (e)	1,853	917,455
UBS Group AG (d)	267,450	4,701,441
Vifor Pharma AG (e)	3,820	588,159
Zurich Insurance Group AG (d)	10,792	3,535,313

		90,546,678

United Kingdom—14.7%
3i Group plc	70,865	855,507
Admiral Group plc	16,009	414,512
Anglo American plc	96,219	2,247,559
Ashtead Group plc	37,846	1,031,854
Associated British Foods plc	27,546	962,870
AstraZeneca plc	91,643	6,302,441
Auto Trader Group plc	75,401	371,101
Aviva plc	288,445	2,009,812
Babcock International Group plc	22,688	213,138
BAE Systems plc	222,341	1,815,923
Barclays plc	1,244,471	3,633,916
Barratt Developments plc	69,622	518,526
Berkeley Group Holdings plc	10,289	547,539
BP plc	1,433,193	9,649,018
British American Tobacco plc	166,044	9,637,667
British Land Co. plc (The) (REIT)	73,348	661,500
BT Group plc	630,635	2,014,789
Bunzl plc	27,344	804,172
Burberry Group plc	32,742	779,612
Centrica plc	412,821	824,220

BHFTII-196

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

United Kingdom—(Continued)
CNH Industrial NV	78,026	$964,863
Cobham plc (d)	184,316	318,216
Coca-Cola European Partners plc	16,100	670,726
Compass Group plc	116,519	2,380,631
ConvaTec Group plc	91,978	257,325
Croda International plc	9,266	594,527
DCC plc	7,008	645,660
Diageo plc	182,384	6,169,184
Direct Line Insurance Group plc	89,919	481,369
easyJet plc	10,815	243,780
Experian plc	65,580	1,416,454
Fiat Chrysler Automobiles NV (d)	74,944	1,535,895
G4S plc	108,086	376,778
GKN plc	126,099	819,753
GlaxoSmithKline plc	356,417	6,923,466
GVC Holdings plc	39,400	508,509
Hammerson plc (REIT)	54,049	407,412
Hargreaves Lansdown plc	16,469	377,919
HSBC Holdings plc	1,442,939	13,486,464
IMI plc	20,055	304,361
Imperial Brands plc	70,611	2,405,965
InterContinental Hotels Group plc	12,234	733,490
International Consolidated Airlines Group S.A. - Class DI	49,850	431,213
Intertek Group plc	11,453	749,549
J Sainsbury plc	120,106	402,486
John Wood Group plc	51,100	387,571
Johnson Matthey plc	15,590	666,377
Kingfisher plc	151,460	623,193
Land Securities Group plc (REIT)	54,641	719,309
Legal & General Group plc	421,904	1,528,094
Lloyds Banking Group plc	5,220,354	4,743,056
London Stock Exchange Group plc	22,230	1,287,907
Marks & Spencer Group plc	137,472	521,681
Meggitt plc	55,862	338,802
Merlin Entertainments plc	52,353	254,747
Micro Focus International plc	33,650	470,706
National Grid plc	249,620	2,806,783
Next plc	11,803	788,733
Old Mutual plc	358,040	1,203,784
Pearson plc	63,486	667,827
Persimmon plc	22,805	810,657
Prudential plc	186,011	4,649,113
Reckitt Benckiser Group plc	48,931	4,145,767
RELX NV	71,198	1,476,355
RELX plc	78,454	1,614,004
Rio Tinto plc	87,914	4,462,917
Rio Tinto, Ltd.	31,207	1,751,735
Rolls-Royce Holdings plc (d)	116,835	1,430,830
Royal Bank of Scotland Group plc (d)	268,333	976,374
Royal Mail plc	67,965	516,040
RSA Insurance Group plc	74,322	657,394
Sage Group plc (The)	77,930	700,028
Schroders plc	7,697	345,118
Segro plc (REIT)	74,212	626,559
Severn Trent plc	20,415	528,708

United Kingdom—(Continued)
Sky plc	71,216	1,296,475
Smith & Nephew plc	62,049	1,159,773
Smiths Group plc	31,976	679,891
SSE plc	72,948	1,307,225
St. James’s Place plc	38,927	594,197
Standard Chartered plc	245,139	2,454,312
Standard Life Aberdeen plc	186,397	941,817
Taylor Wimpey plc	240,026	622,551
Tesco plc	690,838	1,995,909
Travis Perkins plc	20,832	361,036
Unilever NV	119,677	6,761,859
Unilever plc	89,367	4,965,121
United Utilities Group plc	57,234	574,985
Vodafone Group plc	1,935,083	5,297,875
Weir Group plc (The)	17,104	479,316
Whitbread plc	14,502	754,711
WM Morrison Supermarkets plc	166,578	499,069
WPP plc	93,040	1,478,567

		162,826,529

United States—0.4%
Carnival plc	13,029	839,417
QIAGEN NV (d)	15,166	489,690
Shire plc	65,970	3,288,083

		4,617,190

Total Common Stocks (Cost $864,286,408)		1,066,348,689

Mutual Fund—1.0%

United States—1.0%
iShares MSCI EAFE ETF (f) (Cost $10,831,592)	151,000	10,521,681

Preferred Stocks—0.5%

Germany—0.5%
Bayerische Motoren Werke (BMW) AG	3,581	335,519
FUCHS Petrolub SE	4,900	265,979
Henkel AG & Co. KGaA	12,893	1,694,626
Porsche Automobil Holding SE	11,105	922,911
Schaeffler AG	13,141	202,816
Volkswagen AG	13,371	2,658,247

Total Preferred Stocks (Cost $4,082,843)		6,080,098

BHFTII-197

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Short-Term Investments—1.3%

Security Description	Principal Amount*	Value

Discount Notes—0.4%
Federal Home Loan Bank 1.403%, 04/20/18 (g)	200,000	$199,833
1.475%, 04/13/18 (g)	650,000	649,671
1.508%, 04/16/18 (g)	525,000	524,661
1.528%, 05/04/18 (g)	1,375,000	1,372,922
1.549%, 04/25/18 (g)	1,175,000	1,173,753
1.684%, 06/08/18 (g)	400,000	398,720

		4,319,560

U.S. Treasury—0.9%
U.S. Treasury Bills 1.278%, 04/05/18 (g)	950,000	949,871
1.479%, 05/03/18 (g)	7,575,000	7,564,396
1.719%, 06/28/18 (g)	1,100,000	1,095,528
1.927%, 09/13/18 (g)	200,000	198,306

		9,808,101

Total Short-Term Investments (Cost $14,128,079)		14,127,661

Securities Lending Reinvestments (h)—1.4%

Repurchase Agreements—1.2%
Deutsche Bank AG, London Repurchase Agreement dated 03/29/18 at 1.750%, due on 04/02/18 with a maturity value of $1,300,253; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 03/07/22 - 05/24/27, and an aggregate market value of $1,326,007.	1,300,000	1,300,000
Repurchase Agreement dated 03/29/18 at 1.750%, due on 04/02/18 with a maturity value of $700,136; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 06/30/20 - 05/02/25, and an aggregate market value of $714,002.	700,000	700,000
Repurchase Agreement dated 03/29/18 at 1.800%, due on 04/02/18 with a maturity value of $550,110; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.125%, maturity dates ranging from 04/14/22 - 08/07/23, and an aggregate market value of $561,004.	550,000	550,000
Repurchase Agreement dated 01/09/18 at 2.070%, due on 04/02/18 with a maturity value of $100,477; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $111,071.	100,000	100,000
Repurchase Agreement dated 03/15/18 at 2.070%, due on 04/02/18 with a maturity value of $700,725; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $777,498.	700,000	700,000

Repurchase Agreements—(Continued)
ING Financial Markets LLC Repurchase Agreement dated 03/29/18 at 1.710%, due on 04/02/18 with a maturity value of $491,656; collateralized by U.S. Government Agency Obligations with rates ranging from 0.750% - 3.750%, maturity dates ranging from 04/09/18 - 09/24/26, and an aggregate market value of $501,395.	491,562	$491,562
Natixis New York Repurchase Agreement dated 03/29/18 at 1.800%, due on 04/02/18 with a maturity value of $1,500,300; collateralized by U.S. Government Obligations with rates ranging from 0.000% - 8.750%, maturity dates ranging from 08/30/18 - 02/15/45, and an aggregate market value of $1,530,077.	1,500,000	1,500,000
NBC Global Finance, Ltd. Repurchase Agreement dated 11/30/17 at 1.850%, due on 04/02/18 with a maturity value of $2,012,642; collateralized by various Common Stock with an aggregate market value of $2,224,520.	2,000,000	2,000,000
Repurchase Agreement dated 03/16/18 at 1.850%, due on 04/02/18 with a maturity value of $400,349; collateralized by various Common Stock with an aggregate market value of $444,904.	400,000	400,000
Pershing LLC Repurchase Agreement dated 03/29/18 at 1.780%, due on 04/02/18 with a maturity value of $3,200,633; collateralized by U.S. Government Agency and Treasury Obligations with rates ranging from 0.000% - 11.500%, maturity dates ranging from 03/31/18 - 02/20/68, and an aggregate market value of $3,264,000.	3,200,000	3,200,000
Societe Generale Repurchase Agreement dated 03/08/18 at 1.820%, due on 04/02/18 with a maturity value of $1,501,896; collateralized by various Common Stock with an aggregate market value of $1,667,586.	1,500,000	1,500,000
Repurchase Agreement dated 03/16/18 at 1.820%, due on 04/02/18 with a maturity value of $200,172; collateralized by various Common Stock with an aggregate market value of $222,345.	200,000	200,000
Repurchase Agreement dated 03/21/18 at 1.820%, due on 04/02/18 with a maturity value of $200,121; collateralized by various Common Stock with an aggregate market value of $222,345.	200,000	200,000

		12,841,562

Time Deposits—0.2%
DNB Bank ASA 1.640%, 04/02/18	650,000	650,000
DZ Bank AG 1.670%, 04/02/18	650,000	650,000
Nordea Bank New York 1.640%, 04/02/18	650,000	650,000

BHFTII-198

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Securities Lending Reinvestments (h)—(Continued)

Security Description	Principal Amount*	Value

Time Deposits—(Continued)
Svenska Handelsbanken AB 1.640%, 04/02/18	650,000	$650,000

		2,600,000

Total Securities Lending Reinvestments (Cost $15,441,562)		15,441,562

Total Investments—100.8% (Cost $908,770,484)		1,112,519,691
Other assets and liabilities (net)—(0.8)%		(8,433,183)

Net Assets—100.0%		$1,104,086,508

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(b)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2018, these securities represent less than 0.05% of net assets.
(c)	Illiquid security. As of March 31, 2018, these securities represent 0.0% of net assets.
(d)	Non-income producing security.
(e)	All or a portion of the security was held on loan. As of March 31, 2018, the market value of securities loaned was $14,634,566 and the collateral received consisted of cash in the amount of $15,441,562. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(f)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2018, the market value of securities pledged was $2,787,200.
(g)	The rate shown represents current yield to maturity.
(h)	Represents investment of cash collateral received from securities on loan as of March 31, 2018.

Ten Largest Industries as of March 31, 2018 (Unaudited)	% of Net Assets
Banks	11.7
Pharmaceuticals	6.9
Insurance	5.4
Oil, Gas & Consumable Fuels	5.1
Chemicals	3.8
Automobiles	3.8
Metals & Mining	3.0
Machinery	2.8
Food Products	2.8
Capital Markets	2.5

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Depreciation
MSCI EAFE Index Mini Futures	06/15/18	140	USD	14,004,200	$(265,591)

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Other Abbreviations

(ADR)—	American Depositary Receipt
(ETF)—	Exchange-Traded Fund
(REIT)—	Real Estate Investment Trust

BHFTII-199

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2018:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$71,671,599	$0	$71,671,599
Austria	—	2,789,665	—	2,789,665
Belgium	—	12,114,515	—	12,114,515
Chile	—	348,923	—	348,923
China	—	1,686,579	—	1,686,579
Denmark	—	19,494,577	—	19,494,577
Finland	—	10,876,833	—	10,876,833
France	1,691,028	111,593,015	—	113,284,043
Germany	447,739	97,514,822	—	97,962,561
Hong Kong	573,804	35,895,807	—	36,469,611
Ireland	517,344	5,570,007	—	6,087,351
Israel	2,065,849	2,852,210	—	4,918,059
Italy	1,008,565	22,220,922	—	23,229,487
Japan	—	264,152,983	—	264,152,983
Jersey, Channel Islands	—	542,550	—	542,550
Luxembourg	—	3,552,151	—	3,552,151
Macau	—	688,709	—	688,709
Mexico	—	265,293	—	265,293
Netherlands	2,960,100	46,337,275	—	49,297,375
New Zealand	—	1,833,394	—	1,833,394
Norway	—	7,448,614	—	7,448,614
Portugal	—	1,734,450	0	1,734,450
Singapore	1,550,191	12,803,390	—	14,353,581
South Africa	—	1,393,548	—	1,393,548
Spain	—	34,112,171	—	34,112,171
Sweden	—	28,049,670	—	28,049,670
Switzerland	—	90,546,678	—	90,546,678
United Kingdom	670,726	162,155,803	—	162,826,529
United States	—	4,617,190	—	4,617,190
Total Common Stocks	11,485,346	1,054,863,343	0	1,066,348,689
Total Mutual Fund*	10,521,681	—	—	10,521,681
Total Preferred Stocks*	—	6,080,098	—	6,080,098
Total Short-Term Investments*	—	14,127,661	—	14,127,661
Total Securities Lending Reinvestments*	—	15,441,562	—	15,441,562
Total Investments	$22,007,027	$1,090,512,664	$0	$1,112,519,691

Collateral for Securities Loaned (Liability)	$—	$(15,441,562)	$—	$(15,441,562)
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(265,591)	$—	$—	$(265,591)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2018 is not presented.

Transfers from Level 2 to Level 1 in the amount of $4,475,515 were due to the discontinuation of a systematic fair valuation model factor.

Transfers from Level 1 to Level 2 in the amount of $982,212 were due to the application of a systematic fair valuation model factor.

BHFTII-200

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—96.8% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.4%
AAR Corp.	13,830	$610,041
Aerojet Rocketdyne Holdings, Inc. (a)	32,670	913,780
Aerovironment, Inc. (a)	8,967	408,088
Astronics Corp. (a)	10,382	387,249
Axon Enterprise, Inc. (a)	23,447	921,702
Cubic Corp. (b)	10,826	688,534
Curtiss-Wright Corp.	19,360	2,614,955
Ducommun, Inc. (a)	5,959	181,034
Engility Holdings, Inc. (a)	8,737	213,183
Esterline Technologies Corp. (a)	12,259	896,746
KEYW Holding Corp. (The) (a)	23,342	183,468
KLX, Inc. (a) (b)	22,928	1,629,264
Kratos Defense & Security Solutions, Inc. (a)	39,769	409,223
Mercury Systems, Inc. (a)	20,014	967,077
Moog, Inc. - Class A (a)	14,345	1,182,171
National Presto Industries, Inc. (b)	2,572	241,125
Triumph Group, Inc. (b)	24,082	606,866
Vectrus, Inc. (a)	5,647	210,294
Wesco Aircraft Holdings, Inc. (a)	26,069	267,207

		13,532,007

Air Freight & Logistics—0.3%
Air Transport Services Group, Inc. (a)	27,538	642,186
Atlas Air Worldwide Holdings, Inc. (a) (b)	10,224	618,041
Echo Global Logistics, Inc. (a)	10,797	297,997
Forward Air Corp.	12,974	685,806
HUB Group, Inc. - Class A (a)	15,117	632,646

		2,876,676

Airlines—0.3%
Allegiant Travel Co.	5,462	942,468
Hawaiian Holdings, Inc.	22,400	866,880
SkyWest, Inc.	22,461	1,221,879

		3,031,227

Auto Components—1.1%
American Axle & Manufacturing Holdings, Inc. (a)	47,870	728,581
Cooper Tire & Rubber Co. (b)	24,706	723,886
Cooper-Standard Holdings, Inc. (a)	7,374	905,601
Dana, Inc.	65,547	1,688,491
Dorman Products, Inc. (a)	12,774	845,767
Fox Factory Holding Corp. (a)	16,609	579,654
Gentherm, Inc. (a)	17,276	586,520
LCI Industries	10,785	1,123,258
Modine Manufacturing Co. (a)	23,187	490,405
Motorcar Parts of America, Inc. (a) (b)	8,000	171,440
Standard Motor Products, Inc.	9,638	458,480
Stoneridge, Inc. (a)	13,705	378,258
Superior Industries International, Inc. (b)	12,615	167,779
Tenneco, Inc.	22,605	1,240,336
Tower International, Inc.	10,455	290,126

		10,378,582

Automobiles—0.1%
Winnebago Industries, Inc.	14,967	562,759

Banks—9.9%
1st Source Corp.	7,645	386,990
Access National Corp.	7,093	202,363
Allegiance Bancshares, Inc. (a)	5,825	228,049
American National Bankshares, Inc.	4,311	162,094
Ameris Bancorp	16,855	891,629
Ames National Corp.	4,647	127,793
Arrow Financial Corp. (b)	6,173	209,573
Atlantic Capital Bancshares, Inc. (a)	10,440	188,964
Banc of California, Inc.	18,620	359,366
BancFirst Corp.	7,178	381,152
Banco Latinoamericano de Comercio Exterior S.A. - Class E	14,005	399,143
Bancorp, Inc. (The) (a)	25,747	278,068
BancorpSouth Bank	38,361	1,219,880
Bank of Marin Bancorp	3,199	220,571
Bank of NT Butterfield & Son, Ltd. (The)	25,319	1,136,317
Banner Corp. (b)	14,787	820,531
Bar Harbor Bankshares	7,342	203,520
Berkshire Hills Bancorp, Inc.	18,786	712,929
Blue Hills Bancorp, Inc.	13,063	272,364
Boston Private Financial Holdings, Inc.	40,232	605,492
Bridge Bancorp, Inc.	8,870	297,589
Brookline Bancorp, Inc.	33,001	534,616
Bryn Mawr Bank Corp.	8,151	358,236
Byline Bancorp, Inc. (a)	8,170	187,338
Cadence BanCorp	13,461	366,543
Camden National Corp.	7,839	348,836
Capital City Bank Group, Inc.	5,769	142,783
Carolina Financial Corp.	8,963	352,067
Cathay General Bancorp	34,405	1,375,512
CenterState Bank Corp.	25,544	677,682
Central Pacific Financial Corp.	15,142	430,941
Chemical Financial Corp.	31,287	1,710,773
Citizens & Northern Corp.	6,716	155,072
City Holding Co.	7,242	496,512
CNB Financial Corp. (b)	6,782	197,288
CoBiz Financial, Inc.	17,832	349,507
Columbia Banking System, Inc. (b)	32,810	1,376,379
Community Bank System, Inc.	22,304	1,194,602
Community Trust Bancorp, Inc.	8,162	368,922
ConnectOne Bancorp, Inc.	13,860	399,168
Customers Bancorp, Inc. (a)	13,560	395,274
CVB Financial Corp. (b)	48,585	1,099,964
Eagle Bancorp, Inc. (a)	15,010	898,348
Enterprise Bancorp, Inc.	4,064	143,419
Enterprise Financial Services Corp. (b)	10,782	505,676
Equity Bancshares, Inc. - Class A (a)	5,404	211,621
Farmers & Merchants Bancorp, Inc.	4,006	161,722
Farmers Capital Bank Corp.	3,713	148,334
Farmers National Banc Corp.	13,414	185,784
FB Financial Corp. (a)	6,411	260,222
FCB Financial Holdings, Inc. - Class A (a)	16,597	848,107
Fidelity Southern Corp.	10,827	249,779
Financial Institutions, Inc.	6,461	191,246
First BanCorp (a)	87,764	528,339
First Bancorp	12,826	457,247
First Bancorp, Inc.	5,308	148,518
First Bancshares, Inc. (The)	4,454	143,642

BHFTII-201

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Banks—(Continued)
First Busey Corp.	18,353	$545,451
First Citizens BancShares, Inc. - Class A	3,333	1,377,329
First Commonwealth Financial Corp.	45,936	649,076
First Community Bancshares, Inc.	8,470	252,830
First Connecticut Bancorp, Inc.	7,629	195,302
First Financial Bancorp	28,214	828,081
First Financial Bankshares, Inc.	27,873	1,290,520
First Financial Corp.	5,203	216,445
First Foundation, Inc. (a)	13,966	258,930
First Internet Bancorp	4,019	148,703
First Interstate BancSystem, Inc. - Class A	11,722	463,605
First Merchants Corp. (b)	17,760	740,592
First Mid-Illinois Bancshares, Inc.	4,235	154,366
First Midwest Bancorp, Inc.	47,879	1,177,345
First of Long Island Corp. (The)	9,924	272,414
Flushing Financial Corp.	13,422	361,857
Franklin Financial Network, Inc. (a)	4,922	160,457
Fulton Financial Corp.	76,291	1,354,165
German American Bancorp, Inc.	10,138	338,102
Glacier Bancorp, Inc.	35,986	1,381,143
Great Southern Bancorp, Inc.	4,991	249,300
Great Western Bancorp, Inc.	26,273	1,058,014
Green Bancorp, Inc. (a)	11,285	251,091
Guaranty Bancorp	11,425	323,899
Guaranty Bancshares, Inc.	3,976	132,441
Hancock Holding Co.	37,643	1,946,143
Hanmi Financial Corp.	15,681	482,191
Heartland Financial USA, Inc.	10,964	581,640
Heritage Commerce Corp.	17,854	294,234
Heritage Financial Corp.	12,644	386,906
Hilltop Holdings, Inc.	34,409	807,235
Home BancShares, Inc.	69,794	1,592,001
HomeTrust Bancshares, Inc. (a)	6,444	167,866
Hope Bancorp, Inc.	59,993	1,091,273
Horizon Bancorp	9,708	291,337
Iberiabank Corp.	22,451	1,751,178
Independent Bank Corp.	11,863	271,663
Independent Bank Corp./Rockland Trust	12,760	912,978
Independent Bank Group, Inc.	8,423	595,506
International Bancshares Corp.	25,537	993,389
Investors Bancorp, Inc.	113,703	1,550,909
Lakeland Bancorp, Inc.	19,901	395,035
Lakeland Financial Corp.	10,023	463,363
LegacyTexas Financial Group, Inc. (b)	21,060	901,789
Live Oak Bancshares, Inc.	10,388	288,786
Macatawa Bank Corp.	14,416	148,052
MainSource Financial Group, Inc.	11,883	483,044
MB Financial, Inc.	35,427	1,434,085
Mercantile Bank Corp.	8,647	287,513
Midland States Bancorp, Inc.	7,521	237,363
MidWestOne Financial Group, Inc.	5,585	185,925
National Bank Holdings Corp. - Class A	12,889	428,559
National Bankshares, Inc. (b)	3,487	157,089
National Commerce Corp. (a)	4,628	201,549
NBT Bancorp, Inc.	20,117	713,751
Nicolet Bankshares, Inc. (a) (b)	4,410	242,859
Northrim BanCorp, Inc.	3,529	121,927

Banks—(Continued)
OFG Bancorp	19,884	207,788
Old Line Bancshares, Inc.	4,370	144,210
Old National Bancorp	59,196	1,000,412
Old Second Bancorp, Inc.	14,296	198,714
Opus Bank (b)	8,631	241,668
Pacific Premier Bancorp, Inc. (a)	18,545	745,509
Park National Corp.	5,754	597,035
Peapack Gladstone Financial Corp.	8,311	277,504
People’s Utah Bancorp	7,011	226,455
Peoples Bancorp, Inc.	6,641	235,423
Peoples Financial Services Corp.	3,673	167,672
Preferred Bank	5,630	361,446
QCR Holdings, Inc.	5,811	260,623
Renasant Corp.	20,087	854,903
Republic Bancorp, Inc. - Class A	5,421	207,624
Republic First Bancorp, Inc. (a)	13,029	113,352
S&T Bancorp, Inc.	15,660	625,460
Sandy Spring Bancorp, Inc.	14,587	565,392
Seacoast Banking Corp. of Florida (a) (b)	19,096	505,471
ServisFirst Bancshares, Inc.	20,928	854,281
Sierra Bancorp	5,841	155,604
Simmons First National Corp. - Class A	37,850	1,076,832
South State Corp.	15,634	1,333,580
Southern First Bancshares, Inc. (a)	3,419	152,146
Southern National Bancorp of Virginia, Inc.	10,799	171,056
Southside Bancshares, Inc.	12,998	451,551
State Bank Financial Corp.	16,379	491,534
Sterling Bancorp	96,508	2,176,255
Stock Yards Bancorp, Inc.	10,633	373,218
Summit Financial Group, Inc.	5,705	142,682
Texas Capital Bancshares, Inc. (a)	22,490	2,021,851
Tompkins Financial Corp.	6,912	523,653
Towne Bank	27,711	792,535
TriCo Bancshares	9,787	364,272
TriState Capital Holdings, Inc. (a)	11,422	265,562
Triumph Bancorp, Inc. (a)	7,480	308,176
Trustmark Corp.	31,188	971,818
UMB Financial Corp.	20,613	1,492,175
Umpqua Holdings Corp.	99,571	2,131,815
Union Bankshares Corp.	24,443	897,303
United Bankshares, Inc. (b)	43,832	1,545,078
United Community Banks, Inc.	34,521	1,092,590
Univest Corp. of Pennsylvania	12,133	336,084
Valley National Bancorp	111,782	1,392,804
Veritex Holdings, Inc. (a)	7,183	198,754
Washington Trust Bancorp, Inc.	7,713	414,574
WesBanco, Inc.	19,861	840,120
West Bancorp, Inc.	8,036	205,722
Westamerica Bancorp (b)	11,738	681,743
Wintrust Financial Corp.	24,591	2,116,056

		95,001,077

Beverages—0.2%
Boston Beer Co., Inc. (The) - Class A (a) (b)	3,688	697,216
Coca-Cola Bottling Co. Consolidated	2,376	410,264
Craft Brew Alliance, Inc. (a)	6,574	122,276

BHFTII-202

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Beverages—(Continued)
MGP Ingredients, Inc. (b)	5,440	$487,370
National Beverage Corp. (b)	5,742	511,153
Primo Water Corp. (a)	10,997	128,775

		2,357,054

Biotechnology—6.1%
Abeona Therapeutics, Inc. (a) (b)	12,248	175,759
Acceleron Pharma, Inc. (a)	17,406	680,575
Achaogen, Inc. (a) (b)	14,077	182,297
Achillion Pharmaceuticals, Inc. (a)	56,103	208,142
Acorda Therapeutics, Inc. (a) (b)	20,455	483,761
Adamas Pharmaceuticals, Inc. (a)	7,040	168,256
Aduro Biotech, Inc. (a)	18,643	173,380
Agenus, Inc. (a)	19,029	89,627
Aimmune Therapeutics, Inc. (a)	17,085	543,816
Akebia Therapeutics, Inc. (a)	21,429	204,218
Alder Biopharmaceuticals, Inc. (a)	30,681	389,649
AMAG Pharmaceuticals, Inc. (a)	16,034	323,085
Amicus Therapeutics, Inc. (a)	85,724	1,289,289
AnaptysBio, Inc. (a)	8,239	857,515
Apellis Pharmaceuticals, Inc. (a)	5,716	126,381
Arena Pharmaceuticals, Inc. (a)	22,490	888,355
ARMO BioSciences, Inc. (a)	5,456	204,109
Array BioPharma, Inc. (a)	91,194	1,488,286
Atara Biotherapeutics, Inc. (a)	15,056	587,184
Audentes Therapeutics, Inc. (a) (b)	7,930	238,296
Avexis, Inc. (a)	12,924	1,597,148
BioCryst Pharmaceuticals, Inc. (a) (b)	42,881	204,542
Biohaven Pharmaceutical Holding Co., Ltd. (a)	14,807	381,428
Bluebird Bio, Inc. (a)	22,095	3,772,721
Blueprint Medicines Corp. (a)	19,368	1,776,046
Cara Therapeutics, Inc. (a) (b)	11,468	141,974
Celldex Therapeutics, Inc. (a)	23,421	54,571
ChemoCentryx, Inc. (a)	12,392	168,531
Chimerix, Inc. (a)	24,342	126,578
Clovis Oncology, Inc. (a)	20,203	1,066,718
Coherus Biosciences, Inc. (a) (b)	18,745	207,132
Concert Pharmaceuticals, Inc. (a)	8,973	205,482
Corbus Pharmaceuticals Holdings, Inc. (a)	23,089	140,843
Cytokinetics, Inc. (a)	18,716	134,755
CytomX Therapeutics, Inc. (a)	13,459	382,909
Denali Therapeutics, Inc. (a)	12,469	245,515
Dynavax Technologies Corp. (a)	28,690	569,496
Eagle Pharmaceuticals, Inc. (a)	4,073	214,606
Edge Therapeutics, Inc. (a)	10,094	11,911
Editas Medicine, Inc. (a)	16,553	548,732
Emergent BioSolutions, Inc. (a)	15,717	827,500
Enanta Pharmaceuticals, Inc. (a)	7,598	614,754
Epizyme, Inc. (a)	20,920	371,330
Esperion Therapeutics, Inc. (a)	7,538	545,224
Exact Sciences Corp. (a)	52,309	2,109,622
Fate Therapeutics, Inc. (a)	23,078	225,241
FibroGen, Inc. (a)	31,200	1,441,440
Five Prime Therapeutics, Inc. (a) (b)	13,422	230,590
Flexion Therapeutics, Inc. (a)	15,518	347,758
Foundation Medicine, Inc. (a)	7,156	563,535

Biotechnology—(Continued)
G1 Therapeutics, Inc. (a)	6,532	242,011
Genomic Health, Inc. (a)	8,810	275,665
Geron Corp. (a) (b)	45,301	192,529
Global Blood Therapeutics, Inc. (a)	17,581	849,162
Halozyme Therapeutics, Inc. (a)	55,733	1,091,809
Heron Therapeutics, Inc. (a)	24,972	689,227
Idera Pharmaceuticals, Inc. (a)	73,332	134,931
ImmunoGen, Inc. (a)	46,019	484,120
Immunomedics, Inc. (a)	49,803	727,622
Inovio Pharmaceuticals, Inc. (a)	36,297	170,959
Insmed, Inc. (a)	33,492	754,240
Intellia Therapeutics, Inc. (a) (b)	7,597	160,221
Invitae Corp. (a) (b)	15,995	75,017
Iovance Biotherapeutics, Inc. (a)	33,891	572,758
Ironwood Pharmaceuticals, Inc. (a)	63,682	982,613
Jounce Therapeutics, Inc. (a)	7,132	159,400
Karyopharm Therapeutics, Inc. (a)	15,254	204,709
Keryx Biopharmaceuticals, Inc. (a)	40,309	164,864
Kura Oncology, Inc. (a)	10,102	189,412
La Jolla Pharmaceutical Co. (a) (b)	8,585	255,661
Lexicon Pharmaceuticals, Inc. (a)	23,843	204,335
Ligand Pharmaceuticals, Inc. (a) (b)	9,331	1,541,108
Loxo Oncology, Inc. (a)	10,666	1,230,536
MacroGenics, Inc. (a) (b)	14,803	372,443
Madrigal Pharmaceuticals, Inc. (a)	2,115	247,011
MediciNova, Inc. (a) (b)	18,638	190,480
MiMedx Group, Inc. (a) (b)	48,233	336,184
Momenta Pharmaceuticals, Inc. (a)	32,218	584,757
Myriad Genetics, Inc. (a) (b)	29,763	879,497
Natera, Inc. (a)	13,813	128,047
Novavax, Inc. (a)	138,764	291,404
PDL BioPharma, Inc. (a)	41,923	123,254
Pieris Pharmaceuticals, Inc. (a)	20,651	140,840
Portola Pharmaceuticals, Inc. (a)	25,614	836,553
Progenics Pharmaceuticals, Inc. (a)	32,263	240,682
Prothena Corp. plc (a)	18,324	672,674
PTC Therapeutics, Inc. (a) (b)	19,200	519,552
Puma Biotechnology, Inc. (a)	13,791	938,478
Radius Health, Inc. (a) (b)	17,562	631,178
REGENXBIO, Inc. (a)	13,217	394,527
Repligen Corp. (a)	17,598	636,696
Retrophin, Inc. (a)	16,403	366,771
Rigel Pharmaceuticals, Inc. (a)	66,270	234,596
Sage Therapeutics, Inc. (a)	18,484	2,977,218
Sangamo Therapeutics, Inc. (a)	39,186	744,534
Sarepta Therapeutics, Inc. (a)	27,646	2,048,292
Spark Therapeutics, Inc. (a)	12,585	838,035
Spectrum Pharmaceuticals, Inc. (a) (b)	40,647	654,010
Stemline Therapeutics, Inc. (a)	11,947	182,789
Synergy Pharmaceuticals, Inc. (a) (b)	119,846	219,318
TG Therapeutics, Inc. (a)	20,926	297,149
Ultragenyx Pharmaceutical, Inc. (a)	20,122	1,026,021
Vanda Pharmaceuticals, Inc. (a)	20,273	341,600
Voyager Therapeutics, Inc. (a)	7,685	144,401
Xencor, Inc. (a)	16,674	499,887
ZIOPHARM Oncology, Inc. (a) (b)	37,256	146,044

		58,768,443

BHFTII-203

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Building Products—1.3%
AAON, Inc. (b)	19,095	$744,705
Advanced Drainage Systems, Inc.	15,729	407,381
American Woodmark Corp. (a)	6,699	659,517
Apogee Enterprises, Inc.	13,684	593,201
Armstrong Flooring, Inc. (a)	11,681	158,511
Builders FirstSource, Inc. (a)	50,475	1,001,424
Caesarstone, Ltd.	11,687	229,650
Continental Building Products, Inc. (a)	17,313	494,286
CSW Industrials, Inc. (a)	6,168	277,868
Gibraltar Industries, Inc. (a)	14,856	502,876
Griffon Corp.	14,438	263,493
Insteel Industries, Inc.	9,004	248,781
JELD-WEN Holding, Inc. (a)	31,537	965,663
Masonite International Corp. (a)	12,998	797,427
NCI Building Systems, Inc. (a)	19,586	346,672
Patrick Industries, Inc. (a)	10,680	660,558
PGT Innovations, Inc. (a)	22,494	419,513
Ply Gem Holdings, Inc. (a)	11,295	243,972
Quanex Building Products Corp.	17,697	307,928
Simpson Manufacturing Co., Inc. (b)	17,678	1,018,076
Trex Co., Inc. (a)	12,983	1,412,161
Universal Forest Products, Inc.	28,668	930,277

		12,683,940

Capital Markets—1.4%
Arlington Asset Investment Corp. - Class A	10,056	111,018
Artisan Partners Asset Management, Inc. - Class A	21,101	702,663
B. Riley Financial, Inc.	10,620	207,090
BrightSphere Investment Group plc	35,717	562,900
Cohen & Steers, Inc. (b)	9,693	394,117
Cowen Group, Inc. (a) (b)	13,196	174,187
Diamond Hill Investment Group, Inc.	1,546	319,342
Donnelley Financial Solutions, Inc. (a)	16,100	276,437
Evercore, Inc. - Class A	16,633	1,450,398
Financial Engines, Inc.	27,468	961,380
Gain Capital Holdings, Inc. (b)	4,229	28,546
Greenhill & Co., Inc.	13,790	255,115
Hamilton Lane, Inc. - Class A	6,064	225,763
Houlihan Lokey, Inc.	11,916	531,454
International FCStone, Inc. (a)	7,668	327,270
Investment Technology Group, Inc.	17,949	354,313
Ladenburg Thalmann Financial Services, Inc.	50,258	164,344
Moelis & Co. - Class A	14,714	748,207
Oppenheimer Holdings, Inc. - Class A	4,998	128,698
Piper Jaffray Cos.	7,063	586,582
PJT Partners, Inc. - Class A	7,794	390,479
Safeguard Scientifics, Inc. (a)	10,084	123,529
Stifel Financial Corp.	29,420	1,742,547
Virtu Financial, Inc. - Class A	12,905	425,865
Virtus Investment Partners, Inc.	3,239	400,988
Waddell & Reed Financial, Inc. - Class A (b)	38,993	788,049
Westwood Holdings Group, Inc.	3,235	182,745
WisdomTree Investments, Inc.	53,688	492,319

		13,056,345

Chemicals—2.0%
A. Schulman, Inc.	12,704	546,272
AdvanSix, Inc. (a)	14,472	503,336
American Vanguard Corp.	14,887	300,717
Balchem Corp. (b)	13,546	1,107,386
Chase Corp.	3,533	411,418
Ferro Corp. (a)	36,145	839,287
Flotek Industries, Inc. (a)	28,523	173,990
FutureFuel Corp.	10,195	122,238
GCP Applied Technologies, Inc. (a)	30,991	900,289
Hawkins, Inc.	4,778	167,947
HB Fuller Co.	21,994	1,093,762
Ingevity Corp. (a)	18,625	1,372,476
Innophos Holdings, Inc.	9,207	370,213
Innospec, Inc.	11,303	775,386
Intrepid Potash, Inc. (a)	47,533	173,020
KMG Chemicals, Inc.	6,159	369,232
Koppers Holdings, Inc. (a)	10,265	421,892
Kraton Corp. (a)	14,021	668,942
Kronos Worldwide, Inc.	11,199	253,097
Minerals Technologies, Inc.	14,997	1,004,049
OMNOVA Solutions, Inc. (a)	13,151	138,086
PolyOne Corp.	36,722	1,561,419
PQ Group Holdings, Inc. (a)	14,392	201,056
Quaker Chemical Corp.	5,838	864,783
Rayonier Advanced Materials, Inc.	22,944	492,608
Sensient Technologies Corp.	19,430	1,371,369
Stepan Co.	9,222	767,086
Trecora Resources (a) (b)	10,819	147,138
Tredegar Corp.	13,367	239,938
Trinseo S.A.	19,403	1,436,792
Tronox, Ltd. - Class A	39,390	726,352

		19,521,576

Commercial Services & Supplies—2.4%
ABM Industries, Inc.	25,771	862,813
ACCO Brands Corp.	43,765	549,251
Advanced Disposal Services, Inc. (a)	22,985	512,106
Brady Corp. - Class A	21,723	807,009
Brink’s Co. (The)	20,598	1,469,667
Casella Waste Systems, Inc. - Class A (a)	20,153	471,177
Cimpress NV (a)	11,180	1,729,546
Covanta Holding Corp. (b)	48,194	698,813
Deluxe Corp. (b)	21,616	1,599,800
Ennis, Inc.	14,123	278,223
Essendant, Inc.	18,301	142,748
Healthcare Services Group, Inc.	31,811	1,383,142
Heritage-Crystal Clean, Inc. (a)	7,474	176,013
Herman Miller, Inc.	25,498	814,661
HNI Corp. (b)	20,835	751,935
InnerWorkings, Inc. (a)	18,741	169,606
Interface, Inc.	27,071	682,189
Kimball International, Inc. - Class B	16,738	285,216
Knoll, Inc.	23,781	480,138
LSC Communications, Inc.	16,124	281,364
Matthews International Corp. - Class A	13,343	675,156
McGrath RentCorp	10,515	564,550

BHFTII-204

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Commercial Services & Supplies—(Continued)
Mobile Mini, Inc.	20,245	$880,658
MSA Safety, Inc.	14,315	1,191,581
Multi-Color Corp.	6,168	407,396
Quad/Graphics, Inc.	13,076	331,477
RR Donnelley & Sons Co.	21,441	187,180
SP Plus Corp. (a)	8,683	309,115
Steelcase, Inc. - Class A	34,944	475,238
Team, Inc. (a) (b)	14,183	195,016
Tetra Tech, Inc. (c)	25,687	1,257,379
U.S. Ecology, Inc.	10,067	536,571
UniFirst Corp.	6,518	1,053,635
Viad Corp.	8,932	468,483
VSE Corp.	4,190	216,707

		22,895,559

Communications Equipment—1.6%
Acacia Communications, Inc. (a)	8,854	340,525
ADTRAN, Inc.	24,190	376,155
Applied Optoelectronics, Inc. (a) (b)	8,622	216,067
CalAmp Corp. (a)	14,239	325,788
Calix, Inc. (a)	6,678	45,744
Ciena Corp. (a) (b)	62,771	1,625,769
Comtech Telecommunications Corp.	11,475	342,988
Digi International, Inc. (a)	12,500	128,750
Extreme Networks, Inc. (a) (b)	50,414	558,083
Finisar Corp. (a) (b)	52,901	836,365
Harmonic, Inc. (a) (b)	39,538	150,244
Infinera Corp. (a)	66,643	723,743
InterDigital, Inc.	16,024	1,179,367
Lumentum Holdings, Inc. (a)	26,924	1,717,751
NETGEAR, Inc. (a) (b)	14,969	856,227
NetScout Systems, Inc. (a)	40,021	1,054,553
Oclaro, Inc. (a)	75,775	724,409
Plantronics, Inc.	15,665	945,696
Quantenna Communications, Inc. (a) (b)	10,375	142,138
Ribbon Communications, Inc. (a)	3,429	17,488
Ubiquiti Networks, Inc. (a) (b)	10,729	738,155
ViaSat, Inc. (a) (b)	24,578	1,615,266
Viavi Solutions, Inc. (a)	93,892	912,630

		15,573,901

Construction & Engineering—1.1%
Aegion Corp. (a)	15,075	345,368
Argan, Inc.	6,140	263,713
Chicago Bridge & Iron Co. NV	47,677	686,549
Comfort Systems USA, Inc.	17,796	734,085
Dycom Industries, Inc. (a) (b)	13,476	1,450,422
EMCOR Group, Inc.	26,752	2,084,783
Granite Construction, Inc. (b)	17,416	972,858
Great Lakes Dredge & Dock Corp. (a)	27,775	127,765
KBR, Inc.	62,037	1,004,379
Layne Christensen Co. (a)	8,805	131,371
MasTec, Inc. (a)	28,988	1,363,885
MYR Group, Inc. (a)	6,874	211,857
NV5 Global, Inc. (a)	3,969	221,272
Primoris Services Corp.	17,845	445,768

Construction & Engineering—(Continued)
Sterling Construction Co., Inc. (a)	13,246	151,799
Tutor Perini Corp. (a)	19,192	423,183

		10,619,057

Construction Materials—0.2%
Summit Materials, Inc. - Class A (a)	51,305	1,553,515
U.S. Concrete, Inc. (a)	7,217	435,907

		1,989,422

Consumer Finance—0.7%
Encore Capital Group, Inc. (a) (b)	11,469	518,399
Enova International, Inc. (a)	15,391	339,371
EZCORP, Inc. - Class A (a)	25,543	337,168
FirstCash, Inc. (b)	20,688	1,680,900
Green Dot Corp. - Class A (a)	21,516	1,380,467
LendingClub Corp. (a)	117,065	409,727
Nelnet, Inc. - Class A	9,125	478,241
PRA Group, Inc. (a) (b)	19,388	736,744
Regional Management Corp. (a)	5,496	174,993
World Acceptance Corp. (a)	2,848	299,894

		6,355,904

Containers & Packaging—0.1%
Greif, Inc. - Class A (b)	12,112	632,852
Greif, Inc. - Class B	2,277	132,635
Myers Industries, Inc.	10,665	225,565

		991,052

Distributors—0.0%
Core-Mark Holding Co., Inc.	21,704	461,427

Diversified Consumer Services—0.9%
Adtalem Global Education, Inc. (a)	27,412	1,303,441
American Public Education, Inc. (a)	6,406	275,458
Capella Education Co.	5,633	492,043
Career Education Corp. (a)	31,150	409,311
Carriage Services, Inc.	7,506	207,616
Chegg, Inc. (a) (b)	44,656	922,593
Grand Canyon Education, Inc. (a)	20,725	2,174,467
Houghton Mifflin Harcourt Co. (a)	34,853	242,228
K12, Inc. (a)	17,337	245,839
Laureate Education, Inc. - Class A (a)	25,970	357,087
Regis Corp. (a)	18,180	275,063
Sotheby’s (a)	17,875	917,166
Strayer Education, Inc.	5,054	510,707
Weight Watchers International, Inc. (a)	11,865	756,038

		9,089,057

Diversified Financial Services—0.1%
Cannae Holdings, Inc. (a)	30,326	571,948
Marlin Business Services Corp.	4,371	123,918
On Deck Capital, Inc. (a)	4,790	26,776

		722,642

BHFTII-205

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Diversified Telecommunication Services—0.4%
ATN International, Inc.	4,754	$283,433
Cincinnati Bell, Inc. (a)	19,517	270,310
Cogent Communications Holdings, Inc.	19,575	849,555
Consolidated Communications Holdings, Inc.	32,698	358,370
Frontier Communications Corp. (b)	37,100	275,282
Globalstar, Inc. (a) (b)	124,891	85,863
Iridium Communications, Inc. (a)	38,356	431,505
ORBCOMM, Inc. (a)	31,662	296,673
pdvWireless, Inc. (a)	3,369	100,565
Vonage Holdings Corp. (a)	84,375	898,594
Windstream Holdings, Inc.	90,224	127,216

		3,977,366

Electric Utilities—1.0%
ALLETE, Inc.	23,439	1,693,468
El Paso Electric Co.	18,779	957,729
IDACORP, Inc.	22,802	2,012,732
MGE Energy, Inc.	15,009	842,005
Otter Tail Corp.	16,410	711,373
PNM Resources, Inc.	36,376	1,391,382
Portland General Electric Co.	40,066	1,623,074

		9,231,763

Electrical Equipment—0.6%
Allied Motion Technologies, Inc.	3,283	130,499
Atkore International Group, Inc. (a)	15,795	313,531
AZZ, Inc.	12,522	547,211
Encore Wire Corp.	9,729	551,634
Energous Corp. (a) (b)	8,994	144,174
EnerSys	19,020	1,319,418
Generac Holdings, Inc. (a)	26,660	1,223,961
General Cable Corp.	21,537	637,495
Plug Power, Inc. (a) (b)	107,957	204,039
Powell Industries, Inc.	4,404	118,203
Sunrun, Inc. (a) (b)	43,801	391,143
Thermon Group Holdings, Inc. (a)	15,847	355,131
Vicor Corp. (a)	8,793	251,040

		6,187,479

Electronic Equipment, Instruments & Components—2.6%
Anixter International, Inc. (a)	13,642	1,033,382
AVX Corp.	21,871	361,965
Badger Meter, Inc.	13,640	643,126
Belden, Inc. (b)	18,557	1,279,320
Benchmark Electronics, Inc.	24,418	728,877
Control4 Corp. (a)	10,604	227,774
CTS Corp.	15,701	427,067
Daktronics, Inc.	7,069	62,278
Electro Scientific Industries, Inc. (a)	16,104	311,290
ePlus, Inc. (a)	6,246	485,314
Fabrinet (a)	17,507	549,370
FARO Technologies, Inc. (a)	6,786	396,302
Fitbit, Inc. - Class A (a) (b)	83,429	425,488
II-VI, Inc. (a)	26,824	1,097,102
Insight Enterprises, Inc. (a) (c)	17,579	614,035
Itron, Inc. (a)	14,816	1,060,085

Electronic Equipment, Instruments & Components—(Continued)
KEMET Corp. (a)	25,798	467,718
Kimball Electronics, Inc. (a)	14,109	227,860
Knowles Corp. (a)	35,476	446,643
Littelfuse, Inc.	10,830	2,254,589
Mesa Laboratories, Inc.	1,474	218,801
Methode Electronics, Inc.	15,351	600,224
MTS Systems Corp.	7,482	386,445
Novanta, Inc. (a)	15,349	800,450
OSI Systems, Inc. (a)	8,490	554,142
Park Electrochemical Corp.	10,569	177,982
PC Connection, Inc.	5,366	134,150
Plexus Corp. (a) (c)	15,422	921,156
Rogers Corp. (a)	8,166	976,164
Sanmina Corp. (a)	31,844	832,721
ScanSource, Inc. (a)	12,162	432,359
SYNNEX Corp.	12,506	1,480,710
Systemax, Inc.	5,954	169,987
Tech Data Corp. (a)	15,811	1,345,990
TTM Technologies, Inc. (a)	43,439	664,182
VeriFone Systems, Inc. (a)	52,265	803,836
Vishay Intertechnology, Inc.	60,883	1,132,424
Vishay Precision Group, Inc. (a)	5,267	164,067

		24,895,375

Energy Equipment & Services—1.4%
Archrock, Inc.	34,795	304,456
Basic Energy Services, Inc. (a)	9,414	135,938
Bristow Group, Inc.	17,044	221,572
C&J Energy Services, Inc. (a)	23,422	604,756
Cactus, Inc. - Class A (a)	14,261	384,049
Diamond Offshore Drilling, Inc. (a) (b)	32,772	480,438
Dril-Quip, Inc. (a)	18,125	812,000
Ensco plc - Class A (b)	183,656	806,250
Exterran Corp. (a)	14,849	396,468
Fairmount Santrol Holdings, Inc. (a)	54,651	232,267
Forum Energy Technologies, Inc. (a)	38,569	424,259
Frank’s International NV	26,819	145,627
FTS International, Inc. (a)	15,478	284,640
Helix Energy Solutions Group, Inc. (a)	67,569	391,224
Keane Group, Inc. (a) (b)	25,842	382,462
Liberty Oilfield Services, Inc. - Class A (a)	12,673	214,047
Matrix Service Co. (a)	14,196	194,485
McDermott International, Inc. (a)	135,519	825,311
Natural Gas Services Group, Inc. (a)	6,643	158,436
Newpark Resources, Inc. (a)	41,815	338,701
Noble Corp. plc (a) (b)	121,320	450,097
Oil States International, Inc. (a) (b)	24,545	643,079
ProPetro Holding Corp. (a)	27,329	434,258
Rowan Cos. plc - Class A (a) (b)	56,769	655,114
SEACOR Holdings, Inc. (a)	7,977	407,625
SEACOR Marine Holdings, Inc. (a)	8,966	170,533
Select Energy Services, Inc. - Class A (a)	13,997	176,642
Solaris Oilfield Infrastructure, Inc. - Class A (a)	9,598	158,943
Superior Energy Services, Inc. (a)	73,574	620,229
TETRA Technologies, Inc. (a)	30,448	114,180
U.S. Silica Holdings, Inc. (b)	38,361	978,973

BHFTII-206

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Energy Equipment & Services—(Continued)
Unit Corp. (a)	24,655	$487,183

		13,034,242

Equity Real Estate Investment Trusts—5.8%
Acadia Realty Trust (b)	38,553	948,404
Agree Realty Corp.	13,037	626,297
Alexander & Baldwin, Inc. (b)	29,617	685,041
Alexander’s, Inc.	1,029	392,286
American Assets Trust, Inc.	19,187	641,038
Americold Realty Trust	29,005	553,415
Armada Hoffler Properties, Inc.	19,662	269,173
Ashford Hospitality Prime, Inc.	14,521	141,144
Ashford Hospitality Trust, Inc.	36,619	236,559
CareTrust REIT, Inc.	34,103	456,980
CatchMark Timber Trust, Inc. - Class A	19,002	236,955
CBL & Associates Properties, Inc.	78,651	327,975
Cedar Realty Trust, Inc.	37,954	149,539
Chatham Lodging Trust	18,798	359,982
Chesapeake Lodging Trust	28,075	780,766
City Office REIT, Inc.	14,820	171,319
Community Healthcare Trust, Inc.	6,730	173,230
CorEnergy Infrastructure Trust, Inc.	5,980	224,489
Cousins Properties, Inc.	195,107	1,693,529
DiamondRock Hospitality Co.	92,371	964,353
Easterly Government Properties, Inc. (b)	19,718	402,247
EastGroup Properties, Inc.	15,137	1,251,224
Education Realty Trust, Inc.	35,414	1,159,808
Farmland Partners, Inc. (b)	13,291	110,980
First Industrial Realty Trust, Inc.	54,715	1,599,319
Four Corners Property Trust, Inc.	29,818	688,498
Franklin Street Properties Corp.	48,177	405,169
Front Yard Residential Corp.	16,214	162,951
Geo Group, Inc. (The)	57,346	1,173,873
Getty Realty Corp.	13,449	339,184
Gladstone Commercial Corp.	13,243	229,634
Global Net Lease, Inc. (b)	31,987	539,941
Government Properties Income Trust	44,872	612,951
Gramercy Property Trust	72,551	1,576,533
Healthcare Realty Trust, Inc.	56,754	1,572,653
Hersha Hospitality Trust	21,188	379,265
Independence Realty Trust, Inc.	39,339	361,132
Industrial Logistics Properties Trust (a)	13,992	284,597
InfraREIT, Inc. (a)	19,986	388,328
Investors Real Estate Trust	35,038	181,847
iStar, Inc. (a)	31,393	319,267
Jernigan Capital, Inc.	4,880	88,328
Kite Realty Group Trust (b)	38,990	593,818
LaSalle Hotel Properties	53,145	1,541,736
Lexington Realty Trust	88,529	696,723
LTC Properties, Inc. (b)	17,896	680,048
Mack-Cali Realty Corp.	43,539	727,537
MedEquities Realty Trust, Inc.	10,709	112,552
Monmouth Real Estate Investment Corp.	32,365	486,770
National Health Investors, Inc.	18,569	1,249,508
National Storage Affiliates Trust	22,968	576,037
New Senior Investment Group, Inc.	27,327	223,535

Equity Real Estate Investment Trusts—(Continued)
NexPoint Residential Trust, Inc.	9,154	227,385
NorthStar Realty Europe Corp.	30,012	390,756
One Liberty Properties, Inc.	6,290	139,009
Pebblebrook Hotel Trust (b)	30,891	1,061,106
Pennsylvania Real Estate Investment Trust (b)	32,570	314,300
Physicians Realty Trust	82,152	1,279,107
PotlatchDeltic Corp.	27,255	1,418,623
Preferred Apartment Communities, Inc. - Class A	15,013	213,034
PS Business Parks, Inc.	8,900	1,006,056
QTS Realty Trust, Inc. - Class A	22,822	826,613
Quality Care Properties, Inc. (a)	44,567	865,937
Ramco-Gershenson Properties Trust	37,976	469,383
Retail Opportunity Investments Corp. (b)	52,344	924,918
Rexford Industrial Realty, Inc.	35,291	1,016,028
RLJ Lodging Trust (b)	77,648	1,509,477
Ryman Hospitality Properties, Inc.	19,054	1,475,732
Sabra Health Care REIT, Inc. (b)	80,613	1,422,819
Saul Centers, Inc.	5,405	275,493
Select Income REIT	31,114	606,101
Seritage Growth Properties - Class A	11,383	404,666
STAG Industrial, Inc.	41,873	1,001,602
Summit Hotel Properties, Inc.	48,101	654,655
Sunstone Hotel Investors, Inc.	103,053	1,568,467
Terreno Realty Corp.	23,106	797,388
Tier REIT, Inc.	22,342	412,880
UMH Properties, Inc.	14,825	198,803
Universal Health Realty Income Trust (b)	6,109	367,151
Urban Edge Properties	47,138	1,006,396
Urstadt Biddle Properties, Inc. - Class A	13,207	254,895
Washington Prime Group, Inc. (b)	85,471	570,092
Washington Real Estate Investment Trust	34,947	954,053
Whitestone REIT (b)	18,215	189,254
Xenia Hotels & Resorts, Inc.	50,544	996,728

		55,567,374

Food & Staples Retailing—0.5%
Andersons, Inc. (The) (b)	13,251	438,608
Chefs’ Warehouse, Inc. (The) (a)	8,577	197,271
Ingles Markets, Inc. - Class A	6,173	208,956
Performance Food Group Co. (a)	45,579	1,360,533
Pricesmart, Inc.	10,376	866,915
SpartanNash Co.	16,917	291,142
SUPERVALU, Inc. (a) (b)	17,497	266,479
United Natural Foods, Inc. (a)	23,843	1,023,819
Weis Markets, Inc.	4,490	184,000

		4,837,723

Food Products—0.9%
B&G Foods, Inc. (b)	27,821	659,358
Cal-Maine Foods, Inc. (a)	12,626	551,756
Calavo Growers, Inc.	7,353	677,947
Darling Ingredients, Inc. (a)	72,905	1,261,256
Dean Foods Co.	32,474	279,926
Farmer Bros Co. (a)	3,967	119,803
Fresh Del Monte Produce, Inc. (b)	15,644	707,735
Freshpet, Inc. (a)	10,616	174,633

BHFTII-207

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Food Products—(Continued)
Hostess Brands, Inc. (a)	37,064	$548,177
J&J Snack Foods Corp.	6,995	955,237
John B Sanfilippo & Son, Inc. (b)	4,150	240,160
Lancaster Colony Corp.	8,194	1,009,009
Landec Corp. (a)	14,010	182,831
Limoneira Co.	6,209	147,340
Sanderson Farms, Inc. (b)	8,601	1,023,691
Tootsie Roll Industries, Inc. (b)	8,871	261,262

		8,800,121

Gas Utilities—1.1%
Chesapeake Utilities Corp.	6,975	490,691
New Jersey Resources Corp.	38,723	1,552,792
Northwest Natural Gas Co.	13,257	764,266
ONE Gas, Inc.	23,372	1,543,020
South Jersey Industries, Inc.	37,607	1,059,013
Southwest Gas Holdings, Inc.	21,731	1,469,668
Spire, Inc.	21,579	1,560,162
WGL Holdings, Inc.	22,659	1,895,425

		10,335,037

Health Care Equipment & Supplies—4.0%
Abaxis, Inc.	9,728	686,991
Accuray, Inc. (a)	37,218	186,090
Analogic Corp.	6,383	612,130
AngioDynamics, Inc. (a)	17,852	307,947
Anika Therapeutics, Inc. (a) (b)	7,087	352,366
Antares Pharma, Inc. (a)	71,731	157,808
AtriCure, Inc. (a)	16,270	333,860
Atrion Corp.	618	390,143
AxoGen, Inc. (a)	13,718	500,707
Cantel Medical Corp.	16,034	1,786,348
Cardiovascular Systems, Inc. (a)	14,951	327,875
Cerus Corp. (a)	58,326	319,627
CONMED Corp.	13,371	846,785
CryoLife, Inc. (a)	17,220	345,261
Cutera, Inc. (a)	6,744	338,886
Endologix, Inc. (a)	18,103	76,576
GenMark Diagnostics, Inc. (a)	26,350	143,344
Glaukos Corp. (a) (b)	13,608	419,535
Globus Medical, Inc. - Class A (a)	31,653	1,576,953
Haemonetics Corp. (a)	23,946	1,751,889
Halyard Health, Inc. (a)	20,898	962,980
Heska Corp. (a)	3,277	259,112
ICU Medical, Inc. (a)	6,775	1,710,010
Inogen, Inc. (a) (b)	8,037	987,265
Insulet Corp. (a)	26,143	2,266,075
Integer Holdings Corp. (a)	15,275	863,801
Integra LifeSciences Holdings Corp. (a)	29,050	1,607,627
Invacare Corp. (b)	15,930	277,182
iRhythm Technologies, Inc. (a)	6,771	426,234
K2M Group Holdings, Inc. (a)	19,428	368,161
Lantheus Holdings, Inc. (a)	13,066	207,749
LeMaitre Vascular, Inc. (b)	7,651	277,196
LivaNova plc (a)	21,512	1,903,812
Masimo Corp. (a)	19,699	1,732,527
Meridian Bioscience, Inc.	22,552	320,238

Health Care Equipment & Supplies—(Continued)
Merit Medical Systems, Inc. (a)	23,310	1,057,109
Natus Medical, Inc. (a)	13,268	446,468
Neogen Corp. (a) (b)	22,118	1,481,685
Nevro Corp. (a)	13,030	1,129,310
Novocure, Ltd. (a)	25,960	565,928
NuVasive, Inc. (a)	23,689	1,236,803
NxStage Medical, Inc. (a)	30,508	758,429
OraSure Technologies, Inc. (a)	25,014	422,487
Orthofix International NV (a)	7,561	444,436
Oxford Immunotec Global plc (a)	12,520	155,874
Penumbra, Inc. (a)	13,208	1,527,505
Quidel Corp. (a)	13,903	720,314
Rockwell Medical, Inc. (a) (b)	18,836	98,136
RTI Surgical, Inc. (a)	28,338	130,355
STAAR Surgical Co. (a)	19,419	287,401
SurModics, Inc. (a)	6,159	234,350
Tactile Systems Technology, Inc. (a)	4,810	152,958
Utah Medical Products, Inc.	2,002	197,898
Varex Imaging Corp. (a)	17,885	639,925
Wright Medical Group NV (a)	47,569	943,769

		38,262,230

Health Care Providers & Services—2.1%
Addus HomeCare Corp. (a)	4,191	203,892
Almost Family, Inc. (a)	6,160	344,960
Amedisys, Inc. (a)	13,972	843,071
AMN Healthcare Services, Inc. (a)	21,592	1,225,346
BioScrip, Inc. (a)	20,179	49,640
BioTelemetry, Inc. (a) (b)	13,262	411,785
Capital Senior Living Corp. (a)	14,260	153,295
Chemed Corp.	7,153	1,951,768
Civitas Solutions, Inc. (a)	6,456	99,422
Community Health Systems, Inc. (a) (b)	43,409	171,900
Corvel Corp. (a)	5,325	269,179
Cross Country Healthcare, Inc. (a)	16,495	183,260
Diplomat Pharmacy, Inc. (a)	22,308	449,506
Encompass Health Corp.	43,720	2,499,472
Ensign Group, Inc. (The)	24,374	641,036
HealthEquity, Inc. (a) (b)	23,357	1,414,033
Kindred Healthcare, Inc. (a)	40,056	366,512
LHC Group, Inc. (a)	6,847	421,501
Magellan Health, Inc. (a)	11,100	1,188,810
Molina Healthcare, Inc. (a)	20,693	1,679,858
National Healthcare Corp.	5,246	312,819
National Research Corp. - Class A	4,950	144,788
Owens & Minor, Inc.	28,475	442,786
Providence Service Corp. (The) (a)	5,978	413,319
R1 RCM, Inc. (a) (b)	47,026	335,766
RadNet, Inc. (a)	21,044	303,034
Select Medical Holdings Corp. (a)	52,961	913,577
Surgery Partners, Inc. (a)	9,540	163,611
Tenet Healthcare Corp. (a)	38,490	933,383
Tivity Health, Inc. (a)	16,239	643,876
Triple-S Management Corp. - Class B (a)	12,074	315,614
U.S. Physical Therapy, Inc. (b)	6,011	488,694

		19,979,513

BHFTII-208

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Technology—0.8%
Allscripts Healthcare Solutions, Inc. (a)	85,323	$1,053,739
Computer Programs & Systems, Inc.	5,856	170,995
Cotiviti Holdings, Inc. (a)	17,395	599,084
Evolent Health, Inc. - Class A (a) (b)	24,888	354,654
HealthStream, Inc.	12,016	298,357
HMS Holdings Corp. (a)	40,747	686,180
Inovalon Holdings, Inc. - Class A (a) (b)	29,972	317,703
Medidata Solutions, Inc. (a) (b)	26,132	1,641,351
Omnicell, Inc. (a)	16,746	726,776
Quality Systems, Inc. (a)	24,814	338,711
Tabula Rasa HealthCare, Inc. (a)	4,962	192,526
Teladoc, Inc. (a) (b)	25,351	1,021,645
Vocera Communications, Inc. (a) (b)	13,407	313,992

		7,715,713

Hotels, Restaurants & Leisure—2.9%
Belmond, Ltd. - Class A (a)	33,772	376,558
Biglari Holdings, Inc. (a)	528	215,640
BJ’s Restaurants, Inc.	9,083	407,827
Bloomin’ Brands, Inc.	41,567	1,009,247
Bojangles’, Inc. (a)	8,911	123,417
Boyd Gaming Corp.	36,831	1,173,436
Brinker International, Inc.	20,422	737,234
Caesars Entertainment Corp. (a)	54,936	618,030
Carrols Restaurant Group, Inc. (a)	17,458	195,530
Cheesecake Factory, Inc. (The) (b)	18,905	911,599
Churchill Downs, Inc.	6,083	1,484,556
Chuy’s Holdings, Inc. (a)	8,272	216,726
Cracker Barrel Old Country Store, Inc. (b)	8,458	1,346,514
Dave & Buster’s Entertainment, Inc. (a)	17,269	720,808
Del Frisco’s Restaurant Group, Inc. (a)	12,052	183,793
Del Taco Restaurants, Inc. (a)	16,196	167,791
Denny’s Corp. (a)	31,940	492,834
Dine Brands Global, Inc.	7,046	462,077
Drive Shack, Inc. (a)	8,736	41,758
Eldorado Resorts, Inc. (a)	20,398	673,134
Fiesta Restaurant Group, Inc. (a) (b)	13,371	247,364
Golden Entertainment, Inc. (a)	8,432	195,875
ILG, Inc.	46,528	1,447,486
International Speedway Corp. - Class A	10,424	459,698
Jack in the Box, Inc.	13,522	1,153,832
La Quinta Holdings, Inc. (a)	36,753	694,999
Marcus Corp. (The)	9,550	289,843
Marriott Vacations Worldwide Corp.	9,902	1,318,946
Monarch Casino & Resort, Inc. (a)	5,265	222,657
Papa John’s International, Inc.	12,261	702,555
Penn National Gaming, Inc. (a)	39,722	1,043,100
Pinnacle Entertainment, Inc. (a)	22,818	687,963
Planet Fitness, Inc. - Class A (a)	39,546	1,493,652
Potbelly Corp. (a)	12,520	150,866
RCI Hospitality Holdings, Inc.	4,756	135,023
Red Robin Gourmet Burgers, Inc. (a)	5,863	340,054
Red Rock Resorts, Inc. - Class A	32,000	936,960
Ruth’s Hospitality Group, Inc.	13,027	318,510
Scientific Games Corp. - Class A (a)	24,798	1,031,597
SeaWorld Entertainment, Inc. (a) (b)	32,101	476,058

Hotels, Restaurants & Leisure—(Continued)
Shake Shack, Inc. - Class A (a)	10,507	437,406
Sonic Corp.	16,919	426,866
Texas Roadhouse, Inc. (b)	29,211	1,687,812
Wingstop, Inc.	13,875	655,316
Zoe’s Kitchen, Inc. (a) (b)	9,191	132,718

		28,245,665

Household Durables—1.4%
Bassett Furniture Industries, Inc.	5,374	163,101
Beazer Homes USA, Inc. (a)	13,700	218,515
Cavco Industries, Inc. (a)	4,052	704,035
Century Communities, Inc. (a)	9,586	287,101
Ethan Allen Interiors, Inc.	12,159	279,049
Flexsteel Industries, Inc.	3,005	118,938
GoPro, Inc. - Class A (a) (b)	31,123	149,079
Helen of Troy, Ltd. (a)	12,385	1,077,495
Hooker Furniture Corp.	5,444	199,795
Hovnanian Enterprises, Inc. - Class A (a)	62,850	115,016
Installed Building Products, Inc. (a)	9,469	568,613
iRobot Corp. (a) (b)	12,468	800,321
KB Home	37,780	1,074,841
La-Z-Boy, Inc.	21,678	649,256
LGI Homes, Inc. (a)	8,210	579,380
M/I Homes, Inc. (a)	12,868	409,846
MDC Holdings, Inc.	19,261	537,767
Meritage Homes Corp. (a)	18,033	815,993
PICO Holdings, Inc. (a)	12,147	139,083
Taylor Morrison Home Corp. - Class A (a)	50,576	1,177,409
TopBuild Corp. (a) (b)	15,564	1,190,957
TRI Pointe Group, Inc. (a)	66,237	1,088,274
Universal Electronics, Inc. (a)	6,028	313,757
William Lyon Homes - Class A (a)	14,816	407,292
ZAGG, Inc. (a)	14,118	172,240

		13,237,153

Household Products—0.3%
Central Garden and Pet Co. (a)	4,446	191,178
Central Garden and Pet Co. - Class A (a)	16,480	652,773
HRG Group, Inc. (a)	58,164	959,124
WD-40 Co. (b)	5,879	774,264

		2,577,339

Independent Power and Renewable Electricity Producers—0.4%
Atlantic Power Corp. (a) (b)	57,588	120,935
Dynegy, Inc. (a) (b)	58,179	786,580
NRG Yield, Inc. - Class A	16,087	264,470
NRG Yield, Inc. - Class C	29,107	494,819
Ormat Technologies, Inc.	18,869	1,063,834
Pattern Energy Group, Inc. - Class A	35,949	621,558
TerraForm Power, Inc. - Class A	20,842	223,635

		3,575,831

Industrial Conglomerates—0.1%
Raven Industries, Inc.	17,386	609,379

BHFTII-209

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Insurance—2.3%
Ambac Financial Group, Inc. (a)	22,444	$351,922
American Equity Investment Life Holding Co.	38,391	1,127,160
AMERISAFE, Inc. (b)	9,298	513,714
Amtrust Financial Services, Inc.	40,519	498,789
Argo Group International Holdings, Ltd.	14,435	828,569
Citizens, Inc. (a) (b)	22,172	162,299
CNO Financial Group, Inc.	73,497	1,592,680
eHealth, Inc. (a)	7,987	114,294
EMC Insurance Group, Inc.	3,800	102,904
Employers Holdings, Inc.	14,789	598,215
Enstar Group, Ltd. (a)	5,093	1,070,803
FBL Financial Group, Inc. - Class A	4,790	332,186
Genworth Financial, Inc. - Class A (a)	180,308	510,272
Global Indemnity, Ltd.	3,335	115,124
Greenlight Capital Re, Ltd. - Class A (a) (b)	13,998	224,668
HCI Group, Inc.	4,347	165,881
Health Insurance Innovations, Inc. - Class A (a)	5,782	167,100
Heritage Insurance Holdings, Inc. (b)	11,792	178,767
Horace Mann Educators Corp.	18,978	811,309
Infinity Property & Casualty Corp.	4,626	547,718
Investors Title Co.	736	147,126
James River Group Holdings, Ltd.	10,708	379,813
Kemper Corp.	18,020	1,027,140
Kinsale Capital Group, Inc.	7,087	363,776
Maiden Holdings, Ltd.	16,803	109,219
MBIA, Inc. (a)	41,874	387,753
National General Holdings Corp.	23,963	582,541
National Western Life Group, Inc. - Class A	1,054	321,343
Navigators Group, Inc. (The)	9,344	538,682
Primerica, Inc.	19,831	1,915,675
RLI Corp. (b)	16,753	1,061,973
Safety Insurance Group, Inc.	6,815	523,733
Selective Insurance Group, Inc.	25,055	1,520,838
State Auto Financial Corp. (b)	7,940	226,846
Stewart Information Services Corp.	8,834	388,166
Third Point Reinsurance, Ltd. (a)	43,497	606,783
Trupanion, Inc. (a)	11,074	331,002
United Fire Group, Inc.	9,677	463,141
United Insurance Holdings Corp. (b)	8,654	165,638
Universal Insurance Holdings, Inc.	15,753	502,521
WMIH Corp. (a)	98,068	139,257

		21,717,340

Internet & Direct Marketing Retail—0.4%
1-800-Flowers.com, Inc. - Class A (a)	13,330	157,294
Groupon, Inc. (a)	153,692	667,024
Liberty TripAdvisor Holdings, Inc. - Class A (a)	34,803	374,132
Nutrisystem, Inc.	14,262	384,361
Overstock.com, Inc. (a)	7,777	281,916
PetMed Express, Inc.	9,436	393,953
Shutterfly, Inc. (a)	15,092	1,226,225

		3,484,905

Internet Software & Services—3.6%
2U, Inc. (a) (b)	21,842	1,835,383
Alarm.com Holdings, Inc. (a)	9,727	367,097

Internet Software & Services—(Continued)
Alteryx, Inc. - Class A (a)	11,045	377,076
Appfolio, Inc. - Class A (a)	4,077	166,545
Apptio, Inc. - Class A (a)	10,805	306,214
Benefitfocus, Inc. (a) (b)	6,419	156,624
Blucora, Inc. (a)	20,338	500,315
Box, Inc. - Class A (a)	37,001	760,371
Brightcove, Inc. (a)	2,227	15,478
Carbonite, Inc. (a)	11,965	344,592
Care.com, Inc. (a)	6,999	113,874
Cars.com, Inc. (a)	33,795	957,412
ChannelAdvisor Corp. (a)	10,403	94,667
Cloudera, Inc. (a)	44,625	963,007
CommerceHub, Inc. - Series A (a)	7,074	159,165
CommerceHub, Inc. - Series C (a)	14,164	318,548
Cornerstone OnDemand, Inc. (a)	24,008	938,953
Coupa Software, Inc. (a)	14,191	647,393
Endurance International Group Holdings, Inc. (a)	27,384	202,642
Envestnet, Inc. (a)	20,207	1,157,861
Etsy, Inc. (a)	55,043	1,544,507
Five9, Inc. (a)	24,673	735,009
Gogo, Inc. (a) (b)	27,419	236,626
GrubHub, Inc. (a)	38,209	3,877,067
GTT Communications, Inc. (a)	14,711	834,114
Hortonworks, Inc. (a)	23,786	484,521
Instructure, Inc. (a)	10,316	434,819
Internap Corp. (a)	10,141	111,551
j2 Global, Inc. (b)	20,250	1,598,130
Limelight Networks, Inc. (a)	43,835	180,162
LivePerson, Inc. (a)	29,330	479,546
MINDBODY, Inc. - Class A (a)	20,014	778,545
MuleSoft, Inc. - Class A (a)	11,757	517,073
New Relic, Inc. (a)	13,849	1,026,488
NIC, Inc.	29,109	387,150
Nutanix, Inc. - Class A (a)	48,555	2,384,536
Okta, Inc. (a)	8,992	358,331
Q2 Holdings, Inc. (a)	14,830	675,506
QuinStreet, Inc. (a)	18,085	230,945
Quotient Technology, Inc. (a)	35,202	461,146
SendGrid, Inc. (a)	4,249	119,567
Shutterstock, Inc. (a)	9,230	444,425
SPS Commerce, Inc. (a)	7,550	483,728
Stamps.com, Inc. (a)	7,291	1,465,856
TechTarget, Inc. (a)	9,817	195,162
Trade Desk, Inc. (The) - Class A (a)	11,113	551,427
TrueCar, Inc. (a)	29,629	280,290
Tucows, Inc. - Class A (a) (b)	4,376	245,056
Twilio, Inc. - Class A (a)	29,205	1,115,047
Web.com Group, Inc. (a)	16,480	298,288
XO Group, Inc. (a)	11,305	234,579
Yelp, Inc. (a)	36,366	1,518,280
Yext, Inc. (a)	11,674	147,676

		34,818,370

IT Services—1.9%
Acxiom Corp. (a)	34,321	779,430
Blackhawk Network Holdings, Inc. (a)	24,608	1,099,978

BHFTII-210

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

IT Services—(Continued)
CACI International, Inc. - Class A (a) (c)	10,578	$1,600,980
Cardtronics plc - Class A (a) (b)	22,064	492,248
Cass Information Systems, Inc.	4,898	291,480
Convergys Corp.	42,882	969,991
CSG Systems International, Inc.	15,258	691,035
EPAM Systems, Inc. (a)	22,354	2,559,980
Everi Holdings, Inc. (a)	16,954	111,388
EVERTEC, Inc.	30,384	496,778
ExlService Holdings, Inc. (a)	14,163	789,871
Hackett Group, Inc. (The)	11,151	179,085
ManTech International Corp. - Class A	12,440	690,047
MAXIMUS, Inc.	28,077	1,873,859
MoneyGram International, Inc. (a)	14,692	126,645
Perficient, Inc. (a)	17,369	398,097
Presidio, Inc. (a)	12,582	196,782
Science Applications International Corp.	18,555	1,462,134
ServiceSource International, Inc. (a)	37,482	142,806
Sykes Enterprises, Inc. (a)	18,634	539,268
Syntel, Inc. (a)	14,931	381,188
Travelport Worldwide, Ltd.	56,729	926,952
TTEC Holdings, Inc.	7,377	226,474
Unisys Corp. (a)	26,228	281,951
Virtusa Corp. (a)	11,780	570,859

		17,879,306

Leisure Products—0.3%
Acushnet Holdings Corp.	14,893	343,879
American Outdoor Brands Corp. (a)	25,637	264,574
Callaway Golf Co.	40,056	655,316
Johnson Outdoors, Inc. - Class A	2,524	156,488
Malibu Boats, Inc. - Class A (a)	8,768	291,185
MCBC Holdings, Inc. (a)	9,205	231,966
Nautilus, Inc. (a)	16,328	219,612
Sturm Ruger & Co., Inc.	8,538	448,245
Vista Outdoor, Inc. (a)	27,041	441,309

		3,052,574

Life Sciences Tools & Services—0.5%
Accelerate Diagnostics, Inc. (a)	11,348	259,302
Cambrex Corp. (a) (b)	15,180	793,914
Codexis, Inc. (a)	21,463	236,093
Enzo Biochem, Inc. (a)	21,985	120,478
Fluidigm Corp. (a)	20,596	120,281
Luminex Corp.	18,901	398,244
Medpace Holdings, Inc. (a)	3,791	132,344
NeoGenomics, Inc. (a)	26,497	216,215
Pacific Biosciences of California, Inc. (a)	58,747	120,431
PRA Health Sciences, Inc. (a)	22,815	1,892,732
Syneos Health, Inc. (a)	25,522	906,031

		5,196,065

Machinery—3.7%
Actuant Corp. - Class A	28,401	660,323
Alamo Group, Inc.	4,629	508,727
Albany International Corp. - Class A	12,352	774,470
Altra Industrial Motion Corp.	13,607	625,242

Machinery—(Continued)
American Railcar Industries, Inc. (b)	4,708	176,126
Astec Industries, Inc.	10,105	557,594
Barnes Group, Inc.	22,099	1,323,509
Blue Bird Corp. (a)	5,751	136,299
Briggs & Stratton Corp.	19,347	414,219
Chart Industries, Inc. (a) (b)	13,000	767,390
CIRCOR International, Inc.	7,291	311,034
Columbus McKinnon Corp.	10,074	361,052
DMC Global, Inc.	7,160	191,530
Douglas Dynamics, Inc.	9,877	428,168
Energy Recovery, Inc. (a) (b)	17,996	147,927
EnPro Industries, Inc.	9,829	760,568
ESCO Technologies, Inc.	10,846	635,033
Evoqua Water Technologies Corp. (a)	22,641	482,027
Federal Signal Corp.	24,798	546,052
Franklin Electric Co., Inc.	21,104	859,988
Global Brass & Copper Holdings, Inc.	11,099	371,262
Gorman-Rupp Co. (The)	7,300	213,525
Greenbrier Cos., Inc. (The) (b)	12,008	603,402
Harsco Corp. (a)	37,700	778,505
Hillenbrand, Inc.	27,397	1,257,522
Hurco Cos., Inc.	3,167	145,365
Hyster-Yale Materials Handling, Inc.	4,976	347,972
John Bean Technologies Corp.	13,882	1,574,219
Kadant, Inc.	4,675	441,787
Kennametal, Inc. (b)	37,400	1,501,984
Lindsay Corp.	4,595	420,167
Lydall, Inc. (a)	8,342	402,502
Manitowoc Co., Inc. (The) (a)	15,849	451,063
Meritor, Inc. (a)	37,321	767,320
Milacron Holdings Corp. (a)	30,587	616,022
Miller Industries, Inc.	5,680	142,000
Mueller Industries, Inc.	26,115	683,168
Mueller Water Products, Inc. - Class A	65,448	711,420
Navistar International Corp. (a)	23,914	836,273
NN, Inc.	12,696	304,704
Park-Ohio Holdings Corp.	4,748	184,460
Proto Labs, Inc. (a)	11,062	1,300,338
RBC Bearings, Inc. (a)	10,035	1,246,347
REV Group, Inc.	11,893	246,899
Rexnord Corp. (a)	45,357	1,346,196
Spartan Motors, Inc.	11,642	200,242
SPX Corp. (a)	20,781	674,967
SPX FLOW, Inc. (a)	17,550	863,284
Standex International Corp.	5,230	498,680
Sun Hydraulics Corp.	12,428	665,644
Tennant Co.	8,362	566,107
Titan International, Inc.	22,706	286,323
TriMas Corp. (a)	22,514	590,992
Wabash National Corp.	27,273	567,551
Watts Water Technologies, Inc. - Class A	11,807	917,404
Woodward, Inc.	24,351	1,744,993

		35,137,887

Marine—0.1%
Costamare, Inc.	19,016	118,660
Matson, Inc.	20,127	576,437

BHFTII-211

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Marine—(Continued)
Scorpio Bulkers, Inc.	28,455	$200,608

		895,705

Media—1.2%
AMC Entertainment Holdings, Inc. - Class A (b)	25,675	360,734
Central European Media Enterprises, Ltd. - Class A (a)	40,414	169,739
Daily Journal Corp. (a) (b)	598	136,637
Emerald Expositions Events, Inc.	8,876	172,904
Entercom Communications Corp. - Class A	49,273	475,484
Entravision Communications Corp. - Class A	8,774	41,238
Eros International plc (a)	13,360	145,624
EW Scripps Co. (The) - Class A (b)	21,625	259,284
Gannett Co., Inc.	48,407	483,102
Gray Television, Inc. (a)	36,845	467,931
IMAX Corp. (a)	28,090	539,328
Liberty Braves Group - Class C (a)	16,010	365,348
Loral Space & Communications, Inc. (a)	6,669	277,764
MDC Partners, Inc. - Class A (a)	25,380	182,736
Meredith Corp. (b)	18,346	987,015
MSG Networks, Inc. - Class A (a)	29,478	666,203
National CineMedia, Inc.	30,282	157,164
New Media Investment Group, Inc.	22,310	382,393
New York Times Co. (The) - Class A	58,218	1,403,054
Nexstar Media Group, Inc. - Class A	19,881	1,322,086
Reading International, Inc. - Class A (a)	8,504	141,592
Scholastic Corp.	13,390	520,068
Sinclair Broadcast Group, Inc. - Class A	31,990	1,001,287
tronc, Inc. (a)	6,955	114,201
World Wrestling Entertainment, Inc. - Class A	18,113	652,249

		11,425,165

Metals & Mining—1.2%
AK Steel Holding Corp. (a) (b)	143,725	651,074
Allegheny Technologies, Inc. (a)	56,239	1,331,740
Carpenter Technology Corp.	20,845	919,681
Century Aluminum Co. (a)	24,781	409,878
Cleveland-Cliffs, Inc. (a) (b)	134,737	936,422
Coeur Mining, Inc. (a)	85,970	687,760
Commercial Metals Co.	53,553	1,095,694
Compass Minerals International, Inc. (b)	14,276	860,843
Ferroglobe Representation & Warranty Insurance Trust (a) (d)	31,634	0
Haynes International, Inc.	6,653	246,893
Hecla Mining Co.	179,688	659,455
Kaiser Aluminum Corp.	7,582	765,024
Materion Corp.	9,498	484,873
Schnitzer Steel Industries, Inc. - Class A	13,529	437,663
SunCoke Energy, Inc. (a)	32,541	350,141
TimkenSteel Corp. (a) (b)	18,629	282,975
Warrior Met Coal, Inc.	16,223	454,406
Worthington Industries, Inc.	19,515	837,584

		11,412,106

Mortgage Real Estate Investment Trusts—0.8%
AG Mortgage Investment Trust, Inc.	14,345	249,173
Anworth Mortgage Asset Corp.	46,544	223,411
Apollo Commercial Real Estate Finance, Inc. (b)	49,428	888,715

Mortgage Real Estate Investment Trusts—(Continued)
Ares Commercial Real Estate Corp.	11,438	141,259
ARMOUR Residential REIT, Inc.	19,400	451,632
Capstead Mortgage Corp.	32,790	283,634
CYS Investments, Inc.	58,997	396,460
Dynex Capital, Inc.	10,182	67,507
Granite Point Mortgage Trust, Inc.	19,775	327,079
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	23,478	457,821
Invesco Mortgage Capital, Inc.	49,693	813,971
KKR Real Estate Finance Trust, Inc.	7,679	154,041
Ladder Capital Corp.	33,691	508,060
Mortgage Investment Corp.	23,775	425,572
New York Mortgage Trust, Inc. (b)	33,846	200,707
Orchid Island Capital, Inc.	21,449	158,079
PennyMac Mortgage Investment Trust	26,727	481,888
Redwood Trust, Inc. (b)	33,524	518,616
Resource Capital Corp.	16,059	152,721
Sutherland Asset Management Corp.	8,791	133,184
TPG RE Finance Trust, Inc.	10,006	199,019
Western Asset Mortgage Capital Corp.	10,085	97,724

		7,330,273

Multi-Utilities—0.4%
Avista Corp.	28,672	1,469,440
Black Hills Corp.	24,293	1,319,110
NorthWestern Corp.	21,883	1,177,305
Unitil Corp.	7,429	344,780

		4,310,635

Multiline Retail—0.3%
Big Lots, Inc. (b)	19,712	858,063
Dillard’s, Inc. - Class A (b)	5,959	478,746
J.C. Penney Co., Inc. (a)	142,816	431,304
Ollie’s Bargain Outlet Holdings, Inc. (a)	20,589	1,241,517

		3,009,630

Oil, Gas & Consumable Fuels—2.2%
Abraxas Petroleum Corp. (a)	83,574	185,534
Arch Coal, Inc. - Class A	8,609	790,995
Ardmore Shipping Corp. (a)	15,971	121,380
Bonanza Creek Energy, Inc. (a)	10,392	287,962
California Resources Corp. (a) (b)	23,372	400,830
Callon Petroleum Co. (a) (b)	96,278	1,274,721
Carrizo Oil & Gas, Inc. (a) (b)	37,509	600,144
Cloud Peak Energy, Inc. (a)	12,337	35,901
CVR Energy, Inc.	8,864	267,870
Delek U.S. Holdings, Inc.	36,076	1,468,293
Denbury Resources, Inc. (a)	190,337	521,523
DHT Holdings, Inc.	41,518	141,161
Frontline, Ltd. (b)	9,324	41,305
GasLog, Ltd.	20,748	341,305
Gener8 Maritime, Inc. (a)	23,162	130,865
Golar LNG, Ltd.	44,104	1,206,685
Green Plains, Inc. (b)	17,956	301,661
Halcon Resources Corp. (a)	63,756	310,492
HighPoint Resources Corp. (a)	51,358	260,899
International Seaways, Inc. (a)	14,283	251,381

BHFTII-212

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—(Continued)
Jagged Peak Energy, Inc. (a)	28,571	$403,708
Matador Resources Co. (a)	44,866	1,341,942
Nordic American Tankers, Ltd.	67,571	131,088
Oasis Petroleum, Inc. (a)	124,006	1,004,449
Panhandle Oil and Gas, Inc. - Class A (b)	7,855	151,602
Par Pacific holdings, Inc. (a)	16,282	279,562
PDC Energy, Inc. (a)	29,272	1,435,206
Peabody Energy Corp.	30,882	1,127,193
Penn Virginia Corp. (a)	8,198	287,258
Renewable Energy Group, Inc. (a) (b)	22,727	290,906
Resolute Energy Corp. (a) (b)	11,063	383,333
REX American Resources Corp. (a)	2,989	217,599
Ring Energy, Inc. (a) (b)	28,500	408,975
SandRidge Energy, Inc. (a)	19,990	290,055
Scorpio Tankers, Inc.	125,443	245,868
SemGroup Corp. - Class A (b)	32,021	685,249
Ship Finance International, Ltd.	28,428	406,520
SRC Energy, Inc. (a) (b)	107,906	1,017,554
Stone Energy Corp. (a)	10,507	389,810
Teekay Corp.	29,414	237,959
Teekay Tankers, Ltd. - Class A	14,641	17,423
Tellurian, Inc. (a)	31,583	227,713
Ultra Petroleum Corp. (a)	96,029	400,441
W&T Offshore, Inc. (a)	50,382	223,192
WildHorse Resource Development Corp. (a)	23,771	453,788

		20,999,300

Paper & Forest Products—0.6%
Boise Cascade Co.	18,411	710,664
Clearwater Paper Corp. (a)	7,836	306,388
KapStone Paper and Packaging Corp.	39,372	1,350,853
Louisiana-Pacific Corp.	64,184	1,846,574
Neenah, Inc.	7,745	607,208
PH Glatfelter Co.	21,278	436,837
Schweitzer-Mauduit International, Inc.	14,898	583,257
Verso Corp. - Class A (a)	16,813	283,131

		6,124,912

Personal Products—0.2%
elf Beauty, Inc. (a)	10,070	195,056
Inter Parfums, Inc.	8,191	386,206
Medifast, Inc.	4,862	454,354
Revlon, Inc. - Class A (a) (b)	5,953	122,632
USANA Health Sciences, Inc. (a)	5,606	481,555

		1,639,803

Pharmaceuticals—2.5%
Aclaris Therapeutics, Inc. (a)	9,913	173,676
Aerie Pharmaceuticals, Inc. (a)	15,326	831,435
Akcea Therapeutics, Inc. (a) (b)	7,356	188,387
Amphastar Pharmaceuticals, Inc. (a) (b)	18,205	341,344
ANI Pharmaceuticals, Inc. (a)	3,945	229,678
Assembly Biosciences, Inc. (a)	7,194	353,513
Catalent, Inc. (a)	60,607	2,488,523
Clearside Biomedical, Inc. (a)	10,859	116,517
Collegium Pharmaceutical, Inc. (a)	11,786	301,132

Pharmaceuticals—(Continued)
Corcept Therapeutics, Inc. (a)	43,446	714,687
Depomed, Inc. (a)	31,379	206,788
Dermira, Inc. (a)	18,139	144,931
Durect Corp. (a)	73,875	158,093
Horizon Pharma plc (a)	78,756	1,118,335
Impax Laboratories, Inc. (a) (b)	35,866	697,594
Innoviva, Inc. (a) (b)	33,334	555,678
Intersect ENT, Inc. (a)	11,434	449,356
Intra-Cellular Therapies, Inc. (a)	19,606	412,706
Kala Pharmaceuticals, Inc. (a)	7,511	118,899
Lannett Co., Inc. (a)	12,710	203,995
Medicines Co. (The) (a) (b)	32,038	1,055,332
MyoKardia, Inc. (a)	9,122	445,154
Nektar Therapeutics (a)	66,957	7,114,851
Omeros Corp. (a) (b)	21,460	239,708
Pacira Pharmaceuticals, Inc. (a)	18,507	576,493
Paratek Pharmaceuticals, Inc. (a)	10,327	134,251
Phibro Animal Health Corp. - Class A	9,993	396,722
Prestige Brands Holdings, Inc. (a)	25,686	866,132
Reata Pharmaceuticals, Inc. - Class A (a)	4,477	91,823
Revance Therapeutics, Inc. (a)	10,975	338,030
Sienna Biopharmaceuticals, Inc. (a)	7,806	146,597
Supernus Pharmaceuticals, Inc. (a)	21,472	983,418
TherapeuticsMD, Inc. (a) (b)	70,014	340,968
Theravance Biopharma, Inc. (a) (b)	19,690	477,482
WAVE Life Sciences, Ltd. (a) (b)	6,233	249,943
Zogenix, Inc. (a)	16,721	669,676

		23,931,847

Professional Services—1.3%
ASGN, Inc. (a)	22,539	1,845,493
Barrett Business Services, Inc.	2,620	217,146
CBIZ, Inc. (a)	24,387	445,063
CRA International, Inc.	2,827	147,824
Exponent, Inc.	11,077	871,206
Forrester Research, Inc.	5,782	239,664
Franklin Covey Co. (a)	4,912	132,133
FTI Consulting, Inc. (a)	16,848	815,612
GP Strategies Corp. (a)	5,793	131,211
Heidrick & Struggles International, Inc.	9,634	301,062
Huron Consulting Group, Inc. (a)	10,356	394,563
ICF International, Inc.	8,868	518,334
Insperity, Inc.	15,795	1,098,542
Kelly Services, Inc. - Class A	14,944	433,974
Kforce, Inc.	12,692	343,319
Korn/Ferry International	24,076	1,242,081
Mistras Group, Inc. (a)	8,222	155,725
Navigant Consulting, Inc. (a)	21,686	417,239
Resources Connection, Inc.	12,083	195,745
RPX Corp.	19,231	205,579
TriNet Group, Inc. (a)	19,326	895,180
TrueBlue, Inc. (a)	19,573	506,941
WageWorks, Inc. (a)	18,480	835,296

		12,388,932

BHFTII-213

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Real Estate Management & Development—0.5%
Altisource Portfolio Solutions S.A. (a) (b)	6,754	$179,386
Consolidated-Tomoka Land Co.	2,461	154,674
Forestar Group, Inc. (a)	5,482	115,944
FRP Holdings, Inc. (a)	3,389	189,784
HFF, Inc. - Class A (b)	17,641	876,758
Kennedy-Wilson Holdings, Inc.	56,325	980,055
Marcus & Millichap, Inc. (a)	6,463	233,056
Newmark Group, Inc. - Class A (a)	17,059	259,126
RE/MAX Holdings, Inc. - Class A	8,877	536,615
Redfin Corp. (a)	26,591	607,072
RMR Group, Inc. (The) - Class A	3,481	243,496
St. Joe Co. (The) (a)	19,924	375,567
Tejon Ranch Co. (a)	9,079	209,816

		4,961,349

Road & Rail—0.9%
ArcBest Corp.	12,815	410,721
Avis Budget Group, Inc. (a) (b)	32,851	1,538,741
Covenant Transportation Group, Inc. - Class A (a)	5,776	172,298
Daseke, Inc. (a)	11,858	116,090
Heartland Express, Inc.	22,410	403,156
Hertz Global Holdings, Inc. (a)	26,814	532,258
Knight-Swift Transportation Holdings, Inc. (b)	55,750	2,565,057
Marten Transport, Ltd.	19,376	441,773
Saia, Inc. (a)	11,835	889,400
Schneider National, Inc. - Class B (b)	19,310	503,219
Werner Enterprises, Inc. (b)	22,043	804,569
YRC Worldwide, Inc. (a)	14,785	130,552

		8,507,834

Semiconductors & Semiconductor Equipment—3.0%
Advanced Energy Industries, Inc. (a)	17,261	1,102,978
Alpha & Omega Semiconductor, Ltd. (a)	10,203	157,636
Ambarella, Inc. (a)	14,056	688,603
Amkor Technology, Inc. (a)	46,149	467,489
Axcelis Technologies, Inc. (a)	13,934	342,776
AXT, Inc. (a)	5,921	42,927
Brooks Automation, Inc.	32,611	883,106
Cabot Microelectronics Corp.	11,541	1,236,157
Ceva, Inc. (a)	10,183	368,625
Cirrus Logic, Inc. (a)	27,594	1,121,144
Cohu, Inc.	11,848	270,253
Cree, Inc. (a) (b)	43,214	1,741,956
Diodes, Inc. (a)	18,315	557,875
DSP Group, Inc. (a)	11,248	132,726
Entegris, Inc.	62,204	2,164,699
FormFactor, Inc. (a) (c)	31,702	432,732
Ichor Holdings, Ltd. (a)	8,788	212,758
Impinj, Inc. (a) (b)	8,561	111,464
Inphi Corp. (a) (b)	19,424	584,662
Integrated Device Technology, Inc. (a)	60,966	1,863,121
Lattice Semiconductor Corp. (a)	38,937	216,879
MACOM Technology Solutions Holdings, Inc. (a) (b)	18,984	315,134
MaxLinear, Inc. (a)	26,699	607,402
MKS Instruments, Inc.	23,778	2,749,926
Monolithic Power Systems, Inc.	17,676	2,046,351

Semiconductors & Semiconductor Equipment—(Continued)
Nanometrics, Inc. (a)	12,771	343,540
NVE Corp.	2,605	216,502
PDF Solutions, Inc. (a) (b)	13,631	158,938
Photronics, Inc. (a)	30,362	250,487
Power Integrations, Inc.	13,471	920,743
Rambus, Inc. (a)	49,965	671,030
Rudolph Technologies, Inc. (a)	13,085	362,455
Semtech Corp. (a)	29,669	1,158,575
Silicon Laboratories, Inc. (a)	18,648	1,676,455
SMART Global Holdings, Inc. (a)	4,560	227,270
SunPower Corp. (a) (b)	31,453	250,995
Synaptics, Inc. (a)	14,863	679,685
Ultra Clean Holdings, Inc. (a)	16,793	323,265
Veeco Instruments, Inc. (a)	22,250	378,250
Xcerra Corp. (a)	26,473	308,411
Xperi Corp.	24,436	516,821

		28,862,801

Software—3.9%
8x8, Inc. (a)	41,065	765,862
A10 Networks, Inc. (a)	21,727	126,451
ACI Worldwide, Inc. (a)	53,497	1,268,949
American Software, Inc. - Class A	12,761	165,893
Aspen Technology, Inc. (a) (c)	33,081	2,609,760
Blackbaud, Inc.	21,298	2,168,349
Blackline, Inc. (a)	12,908	506,123
Bottomline Technologies de, Inc. (a)	19,170	742,838
Callidus Software, Inc. (a)	30,907	1,111,107
CommVault Systems, Inc. (a)	17,004	972,629
Digimarc Corp. (a)	3,943	94,435
Ebix, Inc.	10,806	805,047
Ellie Mae, Inc. (a)	14,636	1,345,634
Everbridge, Inc. (a)	8,344	305,390
Fair Isaac Corp. (a)	13,514	2,288,866
Glu Mobile, Inc. (a)	50,565	190,630
HubSpot, Inc. (a)	15,759	1,706,700
Imperva, Inc. (a)	15,746	681,802
MicroStrategy, Inc. - Class A (a)	4,589	591,935
Mitek Systems, Inc. (a)	15,125	111,925
MobileIron, Inc. (a)	28,325	140,209
Model N, Inc. (a)	11,583	209,073
Monotype Imaging Holdings, Inc.	18,592	417,390
Paycom Software, Inc. (a) (b)	21,702	2,330,578
Paylocity Holding Corp. (a)	12,312	630,744
Pegasystems, Inc.	16,572	1,005,092
Progress Software Corp.	21,029	808,565
Proofpoint, Inc. (a) (b)	19,783	2,248,338
PROS Holdings, Inc. (a) (b)	10,832	357,564
QAD, Inc. - Class A	4,798	199,837
Qualys, Inc. (a)	14,838	1,079,464
Rapid7, Inc. (a)	12,764	326,375
RealPage, Inc. (a)	25,498	1,313,147
RingCentral, Inc. - Class A (a)	28,664	1,820,164
SailPoint Technologies Holding, Inc. (a)	13,775	285,005
Synchronoss Technologies, Inc. (a)	19,823	209,133
TiVo Corp.	54,357	736,537

BHFTII-214

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Software—(Continued)
Varonis Systems, Inc. (a)	9,188	$555,874
VASCO Data Security International, Inc. (a)	15,031	194,651
Verint Systems, Inc. (a)	28,969	1,234,079
Workiva, Inc. (a)	11,206	265,582
Zendesk, Inc. (a) (b)	45,410	2,173,777

		37,101,503

Specialty Retail—2.2%
Aaron’s, Inc.	27,461	1,279,683
Abercrombie & Fitch Co. - Class A	32,535	787,672
America’s Car-Mart, Inc. (a)	3,580	180,611
American Eagle Outfitters, Inc.	73,095	1,456,783
Asbury Automotive Group, Inc. (a) (b)	9,029	609,457
Ascena Retail Group, Inc. (a) (b)	84,485	169,815
At Home Group, Inc. (a)	5,403	173,112
Barnes & Noble Education, Inc. (a)	19,538	134,617
Barnes & Noble, Inc.	29,521	146,129
Boot Barn Holdings, Inc. (a)	9,580	169,853
Buckle, Inc. (The)	14,188	314,264
Caleres, Inc.	20,189	678,350
Camping World Holdings, Inc. - Class A	14,592	470,592
Carvana Co. (a)	6,981	160,074
Cato Corp. (The) - Class A	13,930	205,328
Chico’s FAS, Inc.	48,663	439,914
Children’s Place, Inc. (The)	7,950	1,075,237
Citi Trends, Inc.	8,551	264,311
Conn’s, Inc. (a)	10,289	349,826
DSW, Inc. - Class A (b)	28,112	631,396
Express, Inc. (a)	23,094	165,353
Finish Line, Inc. (The) - Class A	20,123	272,465
Five Below, Inc. (a) (b)	24,317	1,783,409
Genesco, Inc. (a)	8,683	352,530
GNC Holdings, Inc. - Class A (a)	33,539	129,461
Group 1 Automotive, Inc.	9,411	614,915
Guess?, Inc.	30,485	632,259
Haverty Furniture Cos., Inc.	10,391	209,379
Hibbett Sports, Inc. (a)	10,209	244,506
Hudson, Ltd. - Class A (a)	24,197	384,974
Lithia Motors, Inc. - Class A (b)	10,519	1,057,370
Lumber Liquidators Holdings, Inc. (a)	13,856	331,436
MarineMax, Inc. (a)	12,696	246,937
Monro, Inc. (b)	15,070	807,752
National Vision Holdings, Inc. (a)	14,009	452,631
Office Depot, Inc.	170,049	365,605
Party City Holdco, Inc. (a)	13,656	213,034
Pier 1 Imports, Inc.	40,720	131,118
Rent-A-Center, Inc. (b)	21,277	183,620
RH (a) (b)	9,420	897,538
Shoe Carnival, Inc.	4,114	97,913
Sleep Number Corp. (a)	17,167	603,420
Sonic Automotive, Inc. - Class A	14,688	278,338
Tailored Brands, Inc.	22,434	562,196
Winmark Corp.	1,140	149,112
Zumiez, Inc. (a)	10,452	249,803

		21,114,098

Technology Hardware, Storage & Peripherals—0.4%
3D Systems Corp. (a) (b)	44,144	511,629
Cray, Inc. (a)	19,290	399,303
Diebold Nixdorf, Inc.	35,435	545,699
Electronics for Imaging, Inc. (a) (b)	22,186	606,343
Immersion Corp. (a)	14,029	167,647
Pure Storage, Inc. - Class A (a)	44,025	878,299
Stratasys, Ltd. (a) (b)	23,667	477,600
Super Micro Computer, Inc. (a)	17,788	302,396
USA Technologies, Inc. (a)	23,924	215,316

		4,104,232

Textiles, Apparel & Luxury Goods—0.8%
Columbia Sportswear Co.	13,362	1,021,258
Crocs, Inc. (a) (c)	31,969	519,496
Culp, Inc.	4,697	143,493
Deckers Outdoor Corp. (a)	13,714	1,234,672
Fossil Group, Inc. (a)	20,656	262,331
G-III Apparel Group, Ltd. (a)	21,024	792,184
Movado Group, Inc.	7,984	306,586
Oxford Industries, Inc.	7,657	570,906
Perry Ellis International, Inc. (a)	7,318	188,804
Steven Madden, Ltd.	27,483	1,206,504
Superior Uniform Group, Inc.	4,348	114,222
Unifi, Inc. (a)	7,892	286,085
Wolverine World Wide, Inc.	41,902	1,210,968

		7,857,509

Thrifts & Mortgage Finance—2.2%
Beneficial Bancorp, Inc.	32,692	508,361
BofI Holding, Inc. (a)	25,659	1,039,959
BSB Bancorp, Inc. (a)	4,295	131,427
Capitol Federal Financial, Inc.	59,838	738,999
Charter Financial Corp.	6,243	127,295
Clifton Bancorp, Inc.	10,898	170,554
Dime Community Bancshares, Inc.	15,501	285,218
Essent Group, Ltd. (a)	37,732	1,605,874
Federal Agricultural Mortgage Corp. - Class C	4,263	370,966
First Defiance Financial Corp.	5,038	288,778
Flagstar Bancorp, Inc. (a) (b)	9,133	323,308
Hingham Institution for Savings	716	147,496
Home Bancorp, Inc.	3,086	133,223
HomeStreet, Inc. (a) (b)	12,382	354,744
Kearny Financial Corp.	36,760	477,880
LendingTree, Inc. (a)	2,711	889,615
Meridian Bancorp, Inc.	23,292	469,334
Meta Financial Group, Inc. (b)	4,218	460,606
MGIC Investment Corp. (a)	165,735	2,154,555
Nationstar Mortgage Holdings, Inc. (a)	13,208	237,216
NMI Holdings, Inc. - Class A (a)	27,711	458,617
Northfield Bancorp, Inc.	19,366	302,303
Northwest Bancshares, Inc.	41,735	691,131
OceanFirst Financial Corp.	19,443	520,100
Ocwen Financial Corp. (a)	51,647	212,786
Oritani Financial Corp. (b)	16,857	258,755
PCSB Financial Corp. (a)	11,786	247,270
PennyMac Financial Services, Inc. - Class A (a)	7,300	165,345

BHFTII-215

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Thrifts & Mortgage Finance—(Continued)
PHH Corp. (a)	15,676	$163,971
Provident Financial Services, Inc.	29,105	744,797
Radian Group, Inc.	99,468	1,893,871
Southern Missouri Bancorp, Inc.	3,592	131,467
TrustCo Bank Corp.	45,137	381,408
United Community Financial Corp.	24,319	239,785
United Financial Bancorp, Inc.	21,901	354,796
Walker & Dunlop, Inc.	12,545	745,424
Washington Federal, Inc.	37,662	1,303,105
Waterstone Financial, Inc.	10,900	188,570
Western New England Bancorp, Inc.	13,397	142,678
WSFS Financial Corp.	14,223	681,282

		20,742,869

Tobacco—0.2%
Universal Corp.	11,709	567,887
Vector Group, Ltd. (b)	47,162	961,633

		1,529,520

Trading Companies & Distributors—1.3%
Aircastle, Ltd.	23,576	468,219
Applied Industrial Technologies, Inc.	16,519	1,204,235
Beacon Roofing Supply, Inc. (a) (b)	31,057	1,648,195
BMC Stock Holdings, Inc. (a)	31,129	608,572
CAI International, Inc. (a)	8,107	172,355
DXP Enterprises, Inc. (a)	6,978	271,793
GATX Corp.	17,764	1,216,656
GMS, Inc. (a)	14,993	458,186
H&E Equipment Services, Inc.	15,412	593,208
Herc Holdings, Inc. (a)	10,067	653,852
Kaman Corp.	13,043	810,231
MRC Global, Inc. (a)	38,704	636,294
Nexeo Solutions, Inc. (a)	13,514	144,600
NOW, Inc. (a) (b)	51,271	523,990
Rush Enterprises, Inc. - Class A (a)	12,945	550,033
SiteOne Landscape Supply, Inc. (a)	14,516	1,118,313
Textainer Group Holdings, Ltd. (a)	11,532	195,467
Titan Machinery, Inc. (a)	9,306	219,249
Triton International, Ltd.	21,514	658,329
Veritiv Corp. (a)	5,727	224,498

		12,376,275

Water Utilities—0.3%
American States Water Co.	16,817	892,310
Artesian Resources Corp. - Class A	3,766	137,384
Cadiz, Inc. (a)	10,537	142,249
California Water Service Group	22,665	844,271
Connecticut Water Service, Inc. (b)	4,871	294,842
Middlesex Water Co.	7,497	275,140
SJW Group	7,394	389,738
York Water Co. (The)	6,695	207,545

		3,183,479

Security Description	Shares/ Principal Amount*	Value

Wireless Telecommunication Services—0.1%
Boingo Wireless, Inc. (a)	17,390	430,750
Shenandoah Telecommunications Co.	19,975	719,100
Spok Holdings, Inc.	11,723	175,259

		1,325,109

Total Common Stocks (Cost $610,153,389)		927,958,343

Mutual Fund—0.6%

Investment Company Security—0.6%
iShares Russell 2000 Index Fund (Cost $5,868,686)	38,000	5,769,540

Rights—0.0%

Biotechnology—0.0%
Dyax Corp., Expires 12/31/19 (a) (d) (e) (f)	69,204	218,269
Tobira Therapeutics, Inc., Expires 12/31/28 (a) (d) (e) (f)	4,660	37,094

		255,363

Electrical Equipment—0.0%
Babcock & Wilcox Co. (The), Expires 04/10/18 (a) (b)	22,578	43,304

Machinery—0.0%
Gerber Scientific, Inc. (a) (b) (d) (e)	14,024	0

Total Rights (Cost $77,096)		298,667

Short-Term Investments—2.3%

Discount Notes—1.1%
Federal Home Loan Bank 1.276%, 04/06/18 (g)	250,000	249,954
1.407%, 04/27/18 (g)	725,000	724,164
1.471%, 04/13/18 (g)	3,250,000	3,248,352
1.508%, 04/16/18 (g)	3,600,000	3,597,675
1.528%, 05/04/18 (g)	1,700,000	1,697,431
1.684%, 06/08/18 (g)	1,125,000	1,121,399

		10,638,975

U.S. Treasury—1.2%
U.S. Treasury Bills 1.475%, 05/03/18 (g)	5,300,000	5,292,580
1.700%, 06/28/18 (g)	6,125,000	6,100,096
1.948%, 09/13/18 (g)	250,000	247,883

		11,640,559

Total Short-Term Investments (Cost $22,279,595)		22,279,534

BHFTII-216

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Securities Lending Reinvestments (h)—9.3%

Security Description	Principal Amount*	Value

Certificates of Deposit—4.5%
Banco Del Estado De Chile New York 1.985%, 1M LIBOR + 0.220%, 05/14/18 (i)	2,000,000	$1,999,860
Bank of Nova Scotia 2.482%, 3M LIBOR + 0.280%, 03/20/19 (i)	3,000,000	2,998,692
Barclays Capital, plc 1.956%, 1M LIBOR + 0.270%, 08/03/18 (i)	2,500,000	2,499,815
Chiba Bank, Ltd., New York 1.740%, 04/11/18	1,000,000	999,923
China Construction Bank 1.950%, 04/20/18	1,500,000	1,499,844
Citigroup Global Markets, Ltd. 2.070%, 1M LIBOR + 0.330%, 09/12/18 (i)	2,000,000	1,999,650
Cooperative Rabobank UA 1.860%, 3M LIBOR + 0.140%, 10/16/18 (i)	2,000,000	2,000,000
Credit Suisse AG New York 1.930%, 1M LIBOR + 0.190%, 05/11/18 (i)	1,000,000	999,888
1.976%, 1M LIBOR + 0.190%, 04/16/18 (i)	2,000,000	1,999,916
Mitsubishi UFJ Trust and Banking Corp. 1.976%, 1M LIBOR + 0.190%, 04/16/18 (i)	1,000,000	999,939
Mizuho Bank, Ltd., New York 1.891%, 1M LIBOR + 0.200%, 04/06/18 (i)	500,000	499,993
2.008%, 1M LIBOR + 0.200%, 04/18/18 (i)	2,000,000	1,999,972
2.077%, 1M LIBOR + 0.200%, 05/29/18 (i)	500,000	499,958
Natixis New York 2.220%, 06/11/18	1,000,000	1,000,166
Norinchukin Bank New York 2.061%, 1M LIBOR + 0.200%, 07/23/18 (i)	2,000,000	1,999,044
Oversea-Chinese Banking Corp., Ltd. 2.150%, 06/06/18	2,500,000	2,500,247
Royal Bank of Canada New York 1.990%, 1M LIBOR + 0.250%, 01/11/19 (i)	2,000,000	1,996,180
2.301%, 1M LIBOR + 0.440%, 09/17/18 (i)	2,000,000	1,999,718
Societe Generale 1.950%, 1M LIBOR + 0.210%, 07/10/18 (i)	1,500,000	1,499,876
Standard Chartered plc 2.154%, 1M LIBOR + 0.300%, 08/22/18 (i)	1,000,000	999,904
2.250%, 08/21/18	1,000,000	999,580
Sumitomo Mitsui Banking Corp., London 2.038%, 1M LIBOR + 0.230%, 05/17/18 (i)	1,000,000	999,250
Sumitomo Mitsui Banking Corp., New York 1.920%, 1M LIBOR + 0.180%, 04/11/18 (i)	1,000,000	999,964
2.010%, 1M LIBOR + 0.270%, 09/10/18 (i)	2,500,000	2,499,252
2.062%, 1M LIBOR + 0.190%, 04/26/18 (i)	1,500,000	1,499,988
Wells Fargo Bank N.A. 1.893%, 3M LIBOR + 0.140%, 10/26/18 (i)	1,500,000	1,500,577
Westpac Banking Corp. 2.130%, FEDEFF PRV + 0.450%, 02/15/19 (i)	1,500,000	1,499,866

		42,991,062

Commercial Paper—1.6%
Canadian Imperial Bank of Commerce 2.208%, 1M LIBOR + 0.400%, 09/17/18 (i)	3,000,000	2,999,727
Industrial & Commercial Bank of China, Ltd. 1.960%, 04/20/18	1,495,182	1,498,386
ING Funding LLC 1.930%, 1M LIBOR + 0.190%, 08/10/18 (i)	2,000,000	1,999,288

Commercial Paper—(Continued)
LMA S.A. & LMA Americas 2.150%, 06/04/18	2,585,404	2,589,704
Macquarie Bank, Ltd., London 2.020%, 05/16/18	995,006	997,469
Ridgefield Funding Co. LLC 2.018%, 1M LIBOR + 0.210%, 05/17/18 (i)	3,000,000	2,999,568
Toyota Motor Credit Corp. 1.967%, 1M LIBOR + 0.190%, 05/11/18 (i)	1,000,000	999,969
UBS AG 1.880%, 1M LIBOR + 0.210%, 05/02/18 (i)	1,000,000	999,856

		15,083,967

Repurchase Agreements—2.6%
Citigroup Global Markets, Inc. Repurchase Agreement dated 01/25/17 at 2.230%, due on 06/29/18 with a maturity value of $51,611; collateralized by various Common Stock with an aggregate market value of $55,000.	50,000	50,000
Deutsche Bank AG, London Repurchase Agreement dated 03/29/18 at 1.750%, due on 04/02/18 with a maturity value of $1,500,292; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 03/07/22 - 05/24/27, and an aggregate market value of $1,530,008.	1,500,000	1,500,000
Repurchase Agreement dated 03/29/18 at 1.750%, due on 04/02/18 with a maturity value of $800,156; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 06/30/20 - 05/02/25, and an aggregate market value of $816,002.	800,000	800,000
Repurchase Agreement dated 03/29/18 at 1.800%, due on 04/02/18 with a maturity value of $800,160; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.125%, maturity dates ranging from 04/14/22 - 08/07/23, and an aggregate market value of $816,005.	800,000	800,000
Repurchase Agreement dated 01/09/18 at 2.070%, due on 04/02/18 with a maturity value of $401,909; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $444,285.	400,000	400,000
Repurchase Agreement dated 03/15/18 at 2.070%, due on 04/02/18 with a maturity value of $3,003,105; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $3,332,136.	3,000,000	3,000,000
ING Financial Markets LLC Repurchase Agreement dated 03/29/18 at 1.710%, due on 04/02/18 with a maturity value of $1,674,366; collateralized by U.S. Government Agency Obligations with rates ranging from 0.750% - 3.750%, maturity dates ranging from 04/09/18 - 09/24/26, and an aggregate market value of $1,707,532.	1,674,047	1,674,047

BHFTII-217

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Securities Lending Reinvestments (h)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 2.230%, due on 06/29/18 with a maturity value of $3,632,468; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 8.875%, maturity dates ranging from 01/15/19 - 02/15/48, and various Common Stock with an aggregate market value of $3,786,941.	3,500,000	$3,500,000
Repurchase Agreement dated 08/01/17 at 2.230%, due on 06/29/18 with a maturity value of $2,041,131; collateralized by various Common Stock with an aggregate market value of $2,200,000.	2,000,000	2,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 11/30/17 at 1.850%, due on 04/02/18 with a maturity value of $1,912,010; collateralized by various Common Stock with an aggregate market value of $2,113,294.	1,900,000	1,900,000
Repurchase Agreement dated 03/16/18 at 1.850%, due on 04/02/18 with a maturity value of $2,001,747; collateralized by various Common Stock with an aggregate market value of $2,224,520.	2,000,000	2,000,000
Repurchase Agreement dated 03/16/18 at 1.880%, due on 04/05/18 with a maturity value of $2,002,089; collateralized by various Common Stock with an aggregate market value of $2,224,520.	2,000,000	2,000,000
Pershing LLC Repurchase Agreement dated 03/29/18 at 1.780%, due on 04/02/18 with a maturity value of $2,000,396; collateralized by U.S. Government Agency and Treasury Obligations with rates ranging from 0.000% - 11.500%, maturity dates ranging from 03/31/18 - 02/20/68, and an aggregate market value of $2,040,000.	2,000,000	2,000,000
Societe Generale Repurchase Agreement dated 03/08/18 at 1.820%, due on 04/02/18 with a maturity value of $2,002,528; collateralized by various Common Stock with an aggregate market value of $2,223,448.	2,000,000	2,000,000
Repurchase Agreement dated 03/16/18 at 1.820%, due on 04/02/18 with a maturity value of $1,000,859; collateralized by various Common Stock with an aggregate market value of $1,111,724.	1,000,000	1,000,000

		24,624,047

Time Deposits—0.6%
Australia New Zealand Bank 1.670%, 04/02/18	2,000,000	$2,000,000
DNB Bank ASA 1.640%, 04/02/18	1,000,000	1,000,000
DZ Bank AG 1.670%, 04/02/18	1,000,000	1,000,000
Svenska Handelsbanken AB 1.640%, 04/02/18	2,000,000	2,000,000

		6,000,000

Total Securities Lending Reinvestments (Cost $88,710,326)		88,699,076

Total Investments—109.0% (Cost $727,089,092)		1,045,005,160
Other assets and liabilities (net)—(9.0)%		(85,994,106)

Net Assets—100.0%		$959,011,054

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2018, the market value of securities loaned was $87,433,875 and the collateral received consisted of cash in the amount of $88,699,639. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2018, the market value of securities pledged was $4,164,146.
(d)	Illiquid security. As of March 31, 2018, these securities represent 0.0% of net assets.
(e)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(f)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2018, these securities represent less than 0.05% of net assets.
(g)	The rate shown represents current yield to maturity.
(h)	Represents investment of cash collateral received from securities on loan as of March 31, 2018.
(i)	Variable or floating rate security. The stated rate represents the rate at March 31, 2018. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Depreciation
Russell 2000 Mini Index Futures	06/15/18	300	USD	22,981,500	$(1,078,776)

BHFTII-218

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London InterBank Offered Rate

Other Abbreviations

(REIT)—	Real Estate Investment Trust

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2018:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$13,532,007	$—	$—	$13,532,007
Air Freight & Logistics	2,876,676	—	—	2,876,676
Airlines	3,031,227	—	—	3,031,227
Auto Components	10,378,582	—	—	10,378,582
Automobiles	562,759	—	—	562,759
Banks	95,001,077	—	—	95,001,077
Beverages	2,357,054	—	—	2,357,054
Biotechnology	58,768,443	—	—	58,768,443
Building Products	12,683,940	—	—	12,683,940
Capital Markets	13,056,345	—	—	13,056,345
Chemicals	19,521,576	—	—	19,521,576
Commercial Services & Supplies	22,895,559	—	—	22,895,559
Communications Equipment	15,573,901	—	—	15,573,901
Construction & Engineering	10,619,057	—	—	10,619,057
Construction Materials	1,989,422	—	—	1,989,422
Consumer Finance	6,355,904	—	—	6,355,904
Containers & Packaging	991,052	—	—	991,052
Distributors	461,427	—	—	461,427
Diversified Consumer Services	9,089,057	—	—	9,089,057
Diversified Financial Services	722,642	—	—	722,642
Diversified Telecommunication Services	3,977,366	—	—	3,977,366
Electric Utilities	9,231,763	—	—	9,231,763
Electrical Equipment	6,187,479	—	—	6,187,479
Electronic Equipment, Instruments & Components	24,895,375	—	—	24,895,375
Energy Equipment & Services	13,034,242	—	—	13,034,242
Equity Real Estate Investment Trusts	55,567,374	—	—	55,567,374
Food & Staples Retailing	4,837,723	—	—	4,837,723
Food Products	8,800,121	—	—	8,800,121
Gas Utilities	10,335,037	—	—	10,335,037

BHFTII-219

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Health Care Equipment & Supplies	$38,262,230	$—	$—	$38,262,230
Health Care Providers & Services	19,979,513	—	—	19,979,513
Health Care Technology	7,715,713	—	—	7,715,713
Hotels, Restaurants & Leisure	28,245,665	—	—	28,245,665
Household Durables	13,237,153	—	—	13,237,153
Household Products	2,577,339	—	—	2,577,339
Independent Power and Renewable Electricity Producers	3,575,831	—	—	3,575,831
Industrial Conglomerates	609,379	—	—	609,379
Insurance	21,717,340	—	—	21,717,340
Internet & Direct Marketing Retail	3,484,905	—	—	3,484,905
Internet Software & Services	34,818,370	—	—	34,818,370
IT Services	17,879,306	—	—	17,879,306
Leisure Products	3,052,574	—	—	3,052,574
Life Sciences Tools & Services	5,196,065	—	—	5,196,065
Machinery	35,137,887	—	—	35,137,887
Marine	895,705	—	—	895,705
Media	11,425,165	—	—	11,425,165
Metals & Mining	11,412,106	0	—	11,412,106
Mortgage Real Estate Investment Trusts	7,330,273	—	—	7,330,273
Multi-Utilities	4,310,635	—	—	4,310,635
Multiline Retail	3,009,630	—	—	3,009,630
Oil, Gas & Consumable Fuels	20,999,300	—	—	20,999,300
Paper & Forest Products	6,124,912	—	—	6,124,912
Personal Products	1,639,803	—	—	1,639,803
Pharmaceuticals	23,931,847	—	—	23,931,847
Professional Services	12,388,932	—	—	12,388,932
Real Estate Management & Development	4,961,349	—	—	4,961,349
Road & Rail	8,507,834	—	—	8,507,834
Semiconductors & Semiconductor Equipment	28,862,801	—	—	28,862,801
Software	37,101,503	—	—	37,101,503
Specialty Retail	21,114,098	—	—	21,114,098
Technology Hardware, Storage & Peripherals	4,104,232	—	—	4,104,232
Textiles, Apparel & Luxury Goods	7,857,509	—	—	7,857,509
Thrifts & Mortgage Finance	20,742,869	—	—	20,742,869
Tobacco	1,529,520	—	—	1,529,520
Trading Companies & Distributors	12,376,275	—	—	12,376,275
Water Utilities	3,183,479	—	—	3,183,479
Wireless Telecommunication Services	1,325,109	—	—	1,325,109
Total Common Stocks	927,958,343	0	—	927,958,343
Total Mutual Fund*	5,769,540	—	—	5,769,540
Rights
Biotechnology	—	—	255,363	255,363
Electrical Equipment	—	43,304	—	43,304
Machinery	—	—	0	0
Total Rights	—	43,304	255,363	298,667
Total Short-Term Investments*	—	22,279,534	—	22,279,534
Total Securities Lending Reinvestments*	—	88,699,076	—	88,699,076
Total Investments	$933,727,883	$111,021,914	$255,363	$1,045,005,160

Collateral for Securities Loaned (Liability)	$—	$(88,699,639)	$—	$(88,699,639)
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(1,078,776)	$—	$—	$(1,078,776)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2018 is not presented.

BHFTII-220

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—59.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.3%
Boeing Co. (The)	14,682	$4,813,934
Lockheed Martin Corp.	17,514	5,918,506
Northrop Grumman Corp.	8,164	2,850,216
United Technologies Corp.	45,716	5,751,987

		19,334,643

Air Freight & Logistics—0.2%
United Parcel Service, Inc. - Class B	18,761	1,963,526

Airlines—0.2%
Copa Holdings S.A. - Class A	5,976	768,693
Delta Air Lines, Inc.	22,793	1,249,284

		2,017,977

Auto Components—0.3%
Aptiv plc (a)	26,382	2,241,679

Automobiles—0.4%
Ford Motor Co. (a)	62,153	688,655
General Motors Co.	24,913	905,338
Harley-Davidson, Inc.	5,485	235,197
Toyota Motor Corp.	25,300	1,648,914

		3,478,104

Banks—6.2%
Bank of America Corp.	226,566	6,794,714
BNP Paribas S.A.	9,754	723,215
Citigroup, Inc.	130,105	8,782,087
JPMorgan Chase & Co.	154,200	16,957,374
PNC Financial Services Group, Inc. (The)	35,624	5,387,774
Royal Bank of Canada	11,856	915,830
Sumitomo Mitsui Financial Group, Inc.	12,400	525,816
SunTrust Banks, Inc. (a)	15,451	1,051,286
U.S. Bancorp	113,065	5,709,782
Wells Fargo & Co.	100,300	5,256,723

		52,104,601

Beverages—0.6%
Coca-Cola European Partners plc	20,181	840,740
Diageo plc	92,016	3,112,910
PepsiCo, Inc.	7,612	830,850

		4,784,500

Biotechnology—0.1%
Biogen, Inc. (b)	2,632	720,694

Building Products—1.0%
Johnson Controls International plc (a)	146,392	5,158,854
Owens Corning (a)	40,740	3,275,496

		8,434,350

Capital Markets—4.1%
Apollo Global Management LLC - Class A	82,808	2,452,773
Bank of New York Mellon Corp. (The)	103,664	5,341,806

Capital Markets—(Continued)
BlackRock, Inc.	6,938	3,758,453
Blackstone Group L.P. (The)	41,480	1,325,286
Charles Schwab Corp. (The) (a)	19,848	1,036,463
Franklin Resources, Inc. (a)	14,966	519,021
Goldman Sachs Group, Inc. (The)	28,830	7,261,124
Invesco, Ltd.	23,650	757,036
Moody’s Corp.	7,596	1,225,235
Morgan Stanley (a)	39,282	2,119,657
Nasdaq, Inc.	21,511	1,854,678
State Street Corp.	38,503	3,839,904
T. Rowe Price Group, Inc.	19,173	2,070,109
UBS Group AG (b)	78,481	1,381,908

		34,943,453

Chemicals—1.7%
Axalta Coating Systems, Ltd. (a) (b)	35,909	1,084,093
Celanese Corp. - Series A	14,203	1,423,283
DowDuPont, Inc. (a)	29,782	1,897,411
Monsanto Co.	5,418	632,226
PPG Industries, Inc.	56,029	6,252,836
Sherwin-Williams Co. (The)	6,972	2,733,861

		14,023,710

Commercial Services & Supplies—0.1%
Transcontinental, Inc. - Class A	43,889	866,981

Communications Equipment—0.7%
Cisco Systems, Inc.	133,788	5,738,167

Consumer Finance—0.5%
American Express Co.	18,831	1,756,556
Discover Financial Services	28,457	2,046,912

		3,803,468

Containers & Packaging—0.2%
Crown Holdings, Inc. (b)	29,031	1,473,323

Distributors—0.1%
LKQ Corp. (b)	19,430	737,369

Diversified Telecommunication Services—0.4%
Verizon Communications, Inc.	69,059	3,302,401

Electric Utilities—1.8%
American Electric Power Co., Inc.	14,042	963,141
Duke Energy Corp.	50,762	3,932,532
Exelon Corp.	101,611	3,963,845
PPL Corp. (a)	78,839	2,230,355
Southern Co. (The)	42,960	1,918,594
SSE plc	73,184	1,311,642
Xcel Energy, Inc.	14,784	672,376

		14,992,485

Electrical Equipment—0.9%
Eaton Corp. plc	84,273	6,734,256

BHFTII-221

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electrical Equipment—(Continued)
Regal-Beloit Corp. (a)	5,801	$425,503

		7,159,759

Energy Equipment & Services—0.4%
Schlumberger, Ltd.	57,575	3,729,708

Equity Real Estate Investment Trusts—0.9%
Extra Space Storage, Inc.	15,987	1,396,624
Medical Properties Trust, Inc. (a)	218,478	2,840,214
PotlatchDeltic Corp.	6,871	357,636
Public Storage	3,065	614,195
Simon Property Group, Inc. (a)	7,488	1,155,773
STAG Industrial, Inc.	17,738	424,293
STORE Capital Corp. (a)	34,441	854,826

		7,643,561

Food & Staples Retailing—0.5%
CVS Health Corp. (a)	32,312	2,010,130
Kroger Co. (The) (a)	53,509	1,281,005
Seven & i Holdings Co., Ltd.	14,000	600,669
Walmart, Inc.	6,268	557,664

		4,449,468

Food Products—2.4%
Archer-Daniels-Midland Co.	43,766	1,898,132
Danone S.A.	21,549	1,745,350
General Mills, Inc.	76,221	3,434,518
J.M. Smucker Co. (The) (a)	6,239	773,698
Marine Harvest ASA	95,126	1,911,357
Mondelez International, Inc. - Class A	21,863	912,343
Nestle S.A.	48,724	3,857,303
Pinnacle Foods, Inc.	14,942	808,362
Tyson Foods, Inc. - Class A (a)	62,918	4,604,969

		19,946,032

Health Care Equipment & Supplies—2.1%
Abbott Laboratories	77,340	4,634,213
Danaher Corp.	60,253	5,899,371
Medtronic plc	76,210	6,113,566
Zimmer Biomet Holdings, Inc. (a)	11,704	1,276,204

		17,923,354

Health Care Providers & Services—1.5%
Cigna Corp.	14,977	2,512,242
Express Scripts Holding Co. (b)	23,116	1,596,853
Humana, Inc. (a)	12,470	3,352,310
McKesson Corp.	39,533	5,569,014

		13,030,419

Hotels, Restaurants & Leisure—0.3%
Aramark	27,128	1,073,184
Marriott International, Inc. - Class A	6,545	889,989
Starbucks Corp.	11,527	667,298

		2,630,471

Household Durables—0.6%
Newell Brands, Inc. (a)	94,351	2,404,063
PulteGroup, Inc. (a)	31,020	914,780
Tupperware Brands Corp. (a)	13,636	659,710
Whirlpool Corp. (a)	7,301	1,117,856

		5,096,409

Household Products—0.4%
Kimberly-Clark Corp.	11,636	1,281,473
Procter & Gamble Co. (The)	9,273	735,163
Reckitt Benckiser Group plc	19,343	1,639,105

		3,655,741

Industrial Conglomerates—1.3%
3M Co.	17,209	3,777,720
Honeywell International, Inc.	47,985	6,934,312

		10,712,032

Insurance—3.6%
Aon plc	35,923	5,041,075
Athene Holding, Ltd. - Class A (b)	21,940	1,048,951
Chubb, Ltd. (a)	48,142	6,584,381
Prudential Financial, Inc.	53,247	5,513,727
Travelers Cos., Inc. (The)	64,152	8,908,147
Unum Group	26,331	1,253,619
Zurich Insurance Group AG (b)	7,126	2,338,288

		30,688,188

Internet Software & Services—1.0%
Alphabet, Inc. - Class A (b)	2,221	2,303,488
Facebook, Inc. - Class A (b)	36,366	5,810,923

		8,114,411

IT Services—2.7%
Accenture plc - Class A	47,325	7,264,387
Amdocs, Ltd.	22,690	1,513,877
Cognizant Technology Solutions Corp. - Class A	6,966	560,763
DXC Technology Co.	65,237	6,558,276
Fidelity National Information Services, Inc.	18,734	1,804,084
Fiserv, Inc. (b)	18,533	1,321,588
International Business Machines Corp.	10,469	1,606,259
Visa, Inc. - Class A	9,868	1,180,410
Worldpay, Inc. - Class A (a) (b)	12,573	1,034,004

		22,843,648

Leisure Products—0.0%
Hasbro, Inc.	3,639	306,768

Life Sciences Tools & Services—0.8%
Thermo Fisher Scientific, Inc.	30,896	6,378,788

Machinery—1.0%
Allison Transmission Holdings, Inc. (a)	18,499	722,571
Deere & Co.	7,366	1,144,087
Illinois Tool Works, Inc.	24,828	3,889,555

BHFTII-222

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Machinery—(Continued)
Ingersoll-Rand plc	10,894	$931,546
Stanley Black & Decker, Inc.	12,686	1,943,495

		8,631,254

Media—1.8%
Comcast Corp. - Class A	294,179	10,052,096
Interpublic Group of Cos., Inc. (The)	59,110	1,361,303
Omnicom Group, Inc. (a)	38,661	2,809,495
Time Warner, Inc.	10,977	1,038,205

		15,261,099

Metals & Mining—0.3%
Rio Tinto plc	49,499	2,513,155

Mortgage Real Estate Investment Trusts—0.2%
AGNC Investment Corp. (a)	19,351	366,121
Annaly Capital Management, Inc. (a)	86,609	903,332

		1,269,453

Multi-Utilities—0.5%
Engie S.A.	58,601	979,019
Public Service Enterprise Group, Inc. (a)	25,136	1,262,833
Sempra Energy (a)	10,088	1,121,987
WEC Energy Group, Inc. (a)	13,327	835,603

		4,199,442

Multiline Retail—0.0%
Kohl’s Corp.	6,034	395,287

Oil, Gas & Consumable Fuels—3.5%
Anadarko Petroleum Corp.	22,351	1,350,224
BP plc	383,891	2,584,928
Chevron Corp.	27,216	3,103,713
Eni S.p.A.	82,099	1,447,235
Enterprise Products Partners L.P.	119,933	2,935,960
EOG Resources, Inc.	30,992	3,262,528
EQT Corp.	15,792	750,278
Exxon Mobil Corp.	43,322	3,232,254
Hess Corp. (a)	19,411	982,585
Marathon Petroleum Corp.	12,649	924,768
Noble Energy, Inc. (a)	29,798	902,879
Occidental Petroleum Corp.	27,192	1,766,392
Phillips 66 (a)	12,733	1,221,349
Pioneer Natural Resources Co. (a)	6,041	1,037,723
Plains All American Pipeline L.P.	46,889	1,032,965
Plains GP Holdings L.P. - Class A (a) (b)	50,902	1,107,119
Williams Partners L.P.	52,608	1,811,294

		29,454,194

Personal Products—0.2%
Coty, Inc. - Class A (a)	84,875	1,553,213

Pharmaceuticals—3.9%
Bayer AG	21,787	2,463,523
Bristol-Myers Squibb Co. (a)	26,060	1,648,295

Pharmaceuticals—(Continued)
Eli Lilly & Co.	46,403	3,590,200
Johnson & Johnson	71,331	9,141,068
Merck & Co., Inc.	49,103	2,674,640
Mylan NV (b)	21,583	888,572
Novartis AG	14,224	1,150,751
Pfizer, Inc.	277,446	9,846,559
Roche Holding AG	5,773	1,324,095

		32,727,703

Professional Services—0.2%
Equifax, Inc.	14,485	1,706,478

Road & Rail—1.1%
Canadian National Railway Co.	11,905	870,613
Union Pacific Corp.	60,122	8,082,200

		8,952,813

Semiconductors & Semiconductor Equipment—1.5%
Analog Devices, Inc.	4,945	450,638
Broadcom, Ltd.	4,260	1,003,869
Intel Corp. (a)	34,146	1,778,324
Maxim Integrated Products, Inc.	23,317	1,404,150
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	80,036	3,502,375
Texas Instruments, Inc. (a)	41,612	4,323,070

		12,462,426

Software—1.4%
Adobe Systems, Inc. (a) (b)	21,940	4,740,795
Check Point Software Technologies, Ltd. (b)	9,335	927,339
Microsoft Corp.	36,214	3,305,252
Oracle Corp. (a)	30,822	1,410,106
Take-Two Interactive Software, Inc. (b)	15,650	1,530,257

		11,913,749

Specialty Retail—0.7%
Best Buy Co., Inc. (a)	34,456	2,411,576
Ross Stores, Inc.	27,143	2,116,611
Tractor Supply Co.	13,219	833,061
Urban Outfitters, Inc. (a) (b)	23,394	864,642

		6,225,890

Technology Hardware, Storage & Peripherals—0.4%
Apple, Inc. (a)	15,010	2,518,378
Hewlett Packard Enterprise Co. (a)	36,006	631,545

		3,149,923

Textiles, Apparel & Luxury Goods—0.4%
Hanesbrands, Inc. (a)	37,345	687,895
LVMH Moet Hennessy Louis Vuitton SE	3,722	1,147,824
NIKE, Inc. - Class B	24,272	1,612,631

		3,448,350

Tobacco—2.2%
Altria Group, Inc.	88,489	5,514,634

BHFTII-223

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Tobacco—(Continued)
Japan Tobacco, Inc.	29,200	$835,563
Philip Morris International, Inc.	122,750	12,201,350

		18,551,547

Trading Companies & Distributors—0.0%
HD Supply Holdings, Inc. (b)	9,037	342,864

Total Common Stocks (Cost $385,705,201)		502,029,028

U.S. Treasury & Government Agencies—24.8%

Agency Sponsored Mortgage - Backed—10.1%
Fannie Mae 15 Yr. Pool 3.000%, 12/01/31	1,330,899	1,331,012
4.500%, 04/01/18	67	68
4.500%, 06/01/18	1,672	1,684
4.500%, 07/01/18	532	536
4.500%, 03/01/19	7,912	7,971
4.500%, 06/01/19	9,477	9,548
4.500%, 04/01/20	12,117	12,213
4.500%, 07/01/20	6,085	6,133
5.000%, 12/01/18	17,511	17,786
5.000%, 07/01/19	17,756	18,035
5.000%, 07/01/20	12,627	12,826
5.000%, 08/01/20	13,099	13,404
5.000%, 12/01/20	33,498	34,184
5.500%, 06/01/19	17,087	17,211
5.500%, 07/01/19	20,511	20,681
5.500%, 08/01/19	4,022	4,056
5.500%, 09/01/19	20,186	20,395
5.500%, 01/01/21	14,545	14,793
5.500%, 03/01/21	4,848	4,948
6.000%, 11/01/18	531	533
6.000%, 01/01/21	21,860	22,248
6.000%, 05/01/21	6,467	6,578
Fannie Mae 30 Yr. Pool 3.000%, 09/01/46	219,359	214,731
3.000%, 10/01/46	864,704	846,461
3.000%, 11/01/46	1,077,537	1,054,803
3.500%, 11/01/41	52,381	52,874
3.500%, 01/01/42	676,915	683,284
3.500%, 01/01/43	238,124	240,124
3.500%, 04/01/43	791,456	797,937
3.500%, 05/01/43	1,047,228	1,055,778
3.500%, 07/01/43	1,205,817	1,215,653
3.500%, 08/01/43	397,828	401,113
3.500%, 09/01/43	1,656,476	1,670,041
3.500%, 02/01/45	1,192,853	1,200,129
3.500%, 09/01/45	1,388,547	1,394,108
3.500%, 10/01/45	953,618	958,741
3.500%, 01/01/46	301,174	302,905
3.500%, 05/01/46	570,711	573,106
3.500%, 07/01/46	1,262,424	1,268,654

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool 3.500%, 10/01/46	390,203	391,456
3.500%, 12/01/46	999,936	1,003,169
3.500%, 01/01/47	144,869	145,339
3.500%, TBA (c)	726,000	727,517
4.000%, 09/01/40	1,193,587	1,233,748
4.000%, 11/01/40	276,222	285,518
4.000%, 12/01/40	635,201	656,593
4.000%, 02/01/41	741,391	766,599
4.000%, 06/01/41	749,166	774,271
4.000%, 11/01/41	250,014	258,416
4.000%, 01/01/42	1,773,420	1,833,225
4.000%, 04/01/42	225,627	233,375
4.000%, 10/01/42	184,884	191,241
4.000%, 12/01/42	219,520	227,066
4.000%, 01/01/43	361,949	374,265
4.000%, 04/01/43	64,940	67,126
4.000%, 05/01/43	722,172	746,548
4.000%, 06/01/43	315,726	326,328
4.000%, 07/01/43	311,102	320,956
4.000%, 01/01/44	133,768	138,283
4.000%, 04/01/44	146,860	151,796
4.000%, 05/01/44	542,804	561,126
4.000%, 11/01/44	268,742	276,338
4.000%, 02/01/45	413,084	427,266
4.000%, 06/01/47	1,118,859	1,149,394
4.000%, 07/01/47	1,672,943	1,718,834
4.000%, 09/01/47	1,274,923	1,310,028
4.500%, 08/01/33	145,847	153,289
4.500%, 03/01/34	448,452	472,009
4.500%, 01/01/40	160,176	169,376
4.500%, 08/01/40	40,328	42,657
4.500%, 02/01/41	264,609	279,902
4.500%, 04/01/41	452,324	478,460
4.500%, 11/01/42	146,228	154,637
4.500%, 01/01/43	335,944	355,345
4.500%, 04/01/44	1,934,279	2,045,843
4.500%, 06/01/44	196,949	208,281
5.000%, 11/01/33	87,416	94,382
5.000%, 03/01/34	72,649	78,578
5.000%, 05/01/34	31,344	33,842
5.000%, 08/01/34	30,553	32,985
5.000%, 09/01/34	114,404	123,522
5.000%, 06/01/35	72,737	78,419
5.000%, 07/01/35	225,756	243,627
5.000%, 08/01/35	72,675	78,504
5.000%, 09/01/35	50,743	54,794
5.000%, 10/01/35	201,608	217,688
5.000%, 07/01/39	221,987	240,464
5.000%, 10/01/39	133,665	143,686
5.000%, 11/01/39	61,355	66,461
5.000%, 11/01/40	85,112	91,692
5.000%, 01/01/41	18,669	19,958
5.000%, 03/01/41	53,437	57,779
5.500%, 02/01/33	35,990	39,492

BHFTII-224

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool 5.500%, 05/01/33	4,554	$4,958
5.500%, 06/01/33	154,471	169,874
5.500%, 07/01/33	140,237	153,936
5.500%, 11/01/33	86,300	94,759
5.500%, 12/01/33	11,951	12,978
5.500%, 01/01/34	107,443	117,343
5.500%, 02/01/34	129,933	142,482
5.500%, 03/01/34	39,491	43,881
5.500%, 04/01/34	47,359	51,502
5.500%, 05/01/34	271,549	299,759
5.500%, 06/01/34	298,075	326,314
5.500%, 07/01/34	106,822	116,927
5.500%, 09/01/34	311,699	340,295
5.500%, 10/01/34	400,984	439,708
5.500%, 11/01/34	565,931	621,435
5.500%, 12/01/34	262,648	288,278
5.500%, 01/01/35	317,621	348,721
5.500%, 02/01/35	6,834	7,422
5.500%, 04/01/35	57,077	62,663
5.500%, 07/01/35	17,244	18,724
5.500%, 08/01/35	7,796	8,463
5.500%, 09/01/35	172,121	190,079
6.000%, 02/01/32	85,214	94,969
6.000%, 03/01/34	25,296	28,780
6.000%, 04/01/34	199,093	223,950
6.000%, 06/01/34	218,633	247,860
6.000%, 07/01/34	182,263	204,171
6.000%, 08/01/34	264,436	296,447
6.000%, 10/01/34	169,782	190,691
6.000%, 11/01/34	32,678	36,338
6.000%, 12/01/34	8,592	9,547
6.000%, 08/01/35	37,535	41,848
6.000%, 09/01/35	42,152	47,749
6.000%, 10/01/35	73,737	82,938
6.000%, 11/01/35	9,124	10,144
6.000%, 12/01/35	82,662	93,003
6.000%, 02/01/36	74,556	82,927
6.000%, 04/01/36	61,052	68,184
6.000%, 06/01/36	9,086	10,140
6.000%, 07/01/37	106,540	120,468
6.500%, 06/01/31	29,770	33,222
6.500%, 07/01/31	3,981	4,442
6.500%, 09/01/31	24,854	27,736
6.500%, 02/01/32	15,589	17,397
6.500%, 07/01/32	81,030	90,875
6.500%, 08/01/32	60,687	68,621
6.500%, 01/01/33	32,059	35,803
6.500%, 04/01/34	50,706	56,638
6.500%, 06/01/34	22,442	25,045
6.500%, 08/01/34	16,128	17,999
6.500%, 04/01/36	11,916	13,298
6.500%, 05/01/36	55,021	61,403
6.500%, 02/01/37	66,888	74,645
6.500%, 05/01/37	43,931	49,026
6.500%, 07/01/37	50,687	57,075

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae Multifamily REMIC Trust (CMO) 1.928%, 1M LIBOR + 0.340%, 04/25/20 (d)	92,807	92,672
Fannie Mae Pool 2.280%, 11/01/26	156,275	147,794
2.410%, 05/01/23	91,243	89,131
2.550%, 05/01/23	146,540	144,073
2.700%, 07/01/25	121,000	118,263
3.590%, 07/01/18	30,316	30,329
4.600%, 09/01/19	125,655	128,799
5.000%, 03/01/26	83,695	91,180
Fannie Mae REMICS (CMO) 2.000%, 05/25/44	223,674	214,861
Fannie Mae-ACES (CMO) 2.578%, 09/25/18	115,735	115,483
2.597%, 12/25/26 (d)	511,000	487,719
Freddie Mac 15 Yr. Gold Pool 4.500%, 05/01/18	394	396
4.500%, 08/01/18	1,695	1,705
4.500%, 11/01/18	5,072	5,109
4.500%, 01/01/19	10,677	10,738
4.500%, 08/01/19	1,347	1,362
4.500%, 02/01/20	11,182	11,247
4.500%, 08/01/24	173,473	179,908
5.000%, 05/01/18	339	341
5.000%, 09/01/18	4,308	4,331
5.500%, 01/01/19	2,313	2,319
5.500%, 04/01/19	2,381	2,387
5.500%, 06/01/19	1,769	1,775
5.500%, 07/01/19	715	715
5.500%, 08/01/19	993	1,002
5.500%, 02/01/20	1,652	1,672
6.000%, 08/01/19	12,263	12,400
6.000%, 09/01/19	2,456	2,459
6.000%, 11/01/19	4,011	4,029
6.000%, 05/01/21	7,642	7,809
6.000%, 10/01/21	25,748	26,383
Freddie Mac 30 Yr. Gold Pool 3.000%, 10/01/42	568,996	559,337
3.000%, 04/01/43	1,279,963	1,258,228
3.000%, 05/01/43	1,123,220	1,104,027
3.000%, 05/01/46	586,925	574,181
3.000%, 10/01/46	1,062,683	1,039,608
3.000%, 11/01/46	1,383,038	1,353,007
3.500%, 02/01/42	587,362	591,816
3.500%, 04/01/42	354,380	357,699
3.500%, 12/01/42	893,951	900,715
3.500%, 04/01/43	250,668	252,569
3.500%, 07/01/43	52,095	52,490
3.500%, 08/01/43	560,169	564,364
3.500%, 12/01/45	561,652	563,952
3.500%, 11/01/46	441,358	443,129
3.500%, 12/01/46	2,133,105	2,141,601
3.500%, 01/01/47	1,510,739	1,516,662
4.000%, 11/01/40	671,657	695,326
4.000%, 01/01/41	1,399,404	1,448,774
4.000%, 04/01/44	467,221	481,560

BHFTII-225

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool 4.000%, 08/01/47	1,263,189	$1,298,553
4.500%, 04/01/35	39,498	41,538
4.500%, 07/01/39	224,828	237,568
4.500%, 09/01/39	124,861	132,099
4.500%, 10/01/39	72,498	76,707
4.500%, 12/01/39	111,977	118,475
4.500%, 05/01/42	196,398	207,761
5.000%, 09/01/33	174,043	187,121
5.000%, 03/01/34	34,658	37,585
5.000%, 04/01/34	30,869	33,186
5.000%, 08/01/35	37,541	40,261
5.000%, 10/01/35	90,314	97,671
5.000%, 11/01/35	74,195	79,856
5.000%, 12/01/36	48,557	52,385
5.000%, 07/01/39	353,821	381,375
5.500%, 12/01/33	210,313	234,270
5.500%, 01/01/34	137,782	151,587
5.500%, 04/01/34	31,009	33,744
5.500%, 11/01/34	29,462	32,516
5.500%, 12/01/34	23,792	25,798
5.500%, 05/01/35	25,143	27,287
5.500%, 09/01/35	32,360	35,153
5.500%, 10/01/35	50,668	55,952
6.000%, 04/01/34	99,074	111,403
6.000%, 07/01/34	28,550	31,829
6.000%, 08/01/34	220,685	248,871
6.000%, 09/01/34	2,546	2,828
6.000%, 07/01/35	38,596	43,240
6.000%, 08/01/35	47,122	52,875
6.000%, 11/01/35	70,887	79,223
6.000%, 03/01/36	29,552	32,823
6.000%, 10/01/36	37,473	42,022
6.000%, 03/01/37	7,635	8,480
6.000%, 05/01/37	58,809	66,048
6.000%, 06/01/37	39,757	44,256
6.500%, 05/01/34	12,669	14,268
6.500%, 06/01/34	61,768	69,562
6.500%, 08/01/34	51,862	58,406
6.500%, 10/01/34	69,921	78,743
6.500%, 11/01/34	42,977	48,400
6.500%, 05/01/37	69,936	79,842
6.500%, 07/01/37	67,632	76,166
Freddie Mac Multifamily Structured Pass-Through Certificates (CMO) 0.197%, 11/25/27 (d) (e)	5,207,000	102,255
0.239%, 12/25/27 (d) (e)	3,235,000	76,361
0.275%, 11/25/24 (d) (e)	4,908,000	91,621
0.279%, 09/25/27 (d) (e)	3,341,000	87,386
0.288%, 12/25/27 (d) (e)	3,579,000	96,782
0.292%, 11/25/27 (e)	3,701,375	92,206
0.313%, 11/25/32 (d) (e)	2,846,912	94,664
0.315%, 08/25/24 (d) (e)	4,897,000	106,337
0.327%, 11/25/27 (d) (e)	3,367,865	96,056
0.330%, 08/25/27 (d) (e)	3,107,000	93,225
0.367%, 10/25/24 (d) (e)	6,527,806	135,869
0.369%, 09/25/27 (d) (e)	2,759,435	87,124

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac Multifamily Structured Pass-Through Certificates (CMO) 0.370%, 12/25/27 (d) (e)	5,750,634	180,840
0.416%, 08/25/24 (d) (e)	8,958,735	204,943
0.437%, 08/25/27 (d) (e)	2,154,547	76,186
0.508%, 07/25/24 (d) (e)	4,483,000	140,075
0.579%, 07/25/27 (d) (e)	3,886,664	181,207
0.619%, 07/25/24 (d) (e)	1,652,859	53,851
0.635%, 06/25/27 (d) (e)	4,356,000	233,451
0.753%, 06/25/27 (d) (e)	1,488,662	87,501
0.883%, 04/25/24 (d) (e)	1,981,232	87,484
1.869%, 11/25/19	350,500	346,942
2.412%, 08/25/18	329,209	328,724
2.456%, 08/25/19	330,000	329,344
2.510%, 11/25/22	489,000	481,297
2.670%, 12/25/24	507,000	495,799
2.673%, 03/25/26	676,000	655,756
2.716%, 06/25/22	346,271	343,889
2.791%, 01/25/22	474,000	472,795
3.060%, 07/25/23 (d)	219,000	220,227
3.064%, 08/25/24 (d)	255,000	255,197
3.111%, 02/25/23	695,000	701,163
3.171%, 10/25/24	424,000	427,187
3.187%, 09/25/27 (d)	242,000	240,847
3.224%, 03/25/27	334,000	334,161
3.244%, 08/25/27	671,000	670,985
3.250%, 04/25/23 (d)	803,000	814,524
3.300%, 10/25/26	310,000	312,210
3.320%, 02/25/23 (d)	227,000	231,232
3.458%, 08/25/23 (d)	835,000	856,106
5.085%, 03/25/19	1,226,000	1,245,436
Ginnie Mae I 30 Yr. Pool 3.500%, 12/15/41	351,003	356,346
3.500%, 02/15/42	132,477	134,505
4.500%, 09/15/33	78,949	82,803
4.500%, 11/15/39	247,607	261,915
4.500%, 03/15/40	282,013	299,707
4.500%, 04/15/40	305,831	323,452
4.500%, 06/15/40	124,392	130,916
5.000%, 03/15/34	28,143	30,234
5.000%, 06/15/34	66,213	71,150
5.000%, 12/15/34	28,720	30,846
5.000%, 06/15/35	7,202	7,590
5.500%, 11/15/32	141,449	154,680
5.500%, 08/15/33	210,706	231,846
5.500%, 12/15/33	123,399	136,042
5.500%, 09/15/34	112,135	123,616
5.500%, 10/15/35	16,982	18,701
6.000%, 12/15/28	31,713	35,547
6.000%, 12/15/31	27,842	31,313
6.000%, 03/15/32	1,128	1,255
6.000%, 10/15/32	140,124	157,610
6.000%, 01/15/33	31,453	35,017
6.000%, 02/15/33	1,666	1,869
6.000%, 04/15/33	142,419	160,054
6.000%, 08/15/33	1,039	1,156
6.000%, 07/15/34	92,901	104,438

BHFTII-226

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae I 30 Yr. Pool 6.000%, 09/15/34	26,062	$29,003
6.000%, 01/15/38	120,021	136,524
Ginnie Mae II 30 Yr. Pool 3.500%, 06/20/43	689,656	700,230
3.500%, 07/20/43	870,377	883,722
4.000%, 01/20/41	832,184	870,020
4.000%, 02/20/41	209,213	218,730
4.000%, 04/20/41	158,425	165,634
4.000%, 02/20/42	212,744	222,393
4.500%, 07/20/33	16,666	17,485
4.500%, 09/20/33	9,636	10,107
4.500%, 12/20/34	6,557	6,865
4.500%, 03/20/35	40,246	42,203
4.500%, 01/20/41	216,302	227,408
5.000%, 07/20/33	31,582	33,889
6.000%, 01/20/35	37,759	42,905
6.000%, 02/20/35	19,061	22,039
6.000%, 04/20/35	32,434	36,665
Government National Mortgage Association (CMO) 0.658%, 02/16/59 (d) (e)	2,463,832	155,987

		85,801,489

Federal Agencies—0.1%
Financing Corp. 9.650%, 11/02/18	430,000	449,394

U.S. Treasury—14.6%
U.S. Treasury Bonds 2.500%, 02/15/45	68,000	62,090
2.875%, 05/15/43	16,663,400	16,425,165
2.875%, 11/15/46	5,439,000	5,334,044
3.500%, 02/15/39	3,935,000	4,323,428
4.500%, 02/15/36 (a)	179,000	221,184
4.500%, 08/15/39 (a)	2,514,000	3,161,944
5.000%, 05/15/37	232,000	305,796
5.250%, 02/15/29	16,000	19,724
5.375%, 02/15/31	276,000	353,399
6.250%, 08/15/23	80,000	94,678
U.S. Treasury Notes 1.000%, 06/30/19 (a)	3,681,000	3,626,504
1.375%, 09/30/19	15,677,400	15,475,921
1.375%, 02/29/20	6,798,000	6,682,487
1.750%, 11/30/21	18,242,000	17,777,399
2.000%, 11/15/26	1,875,000	1,768,359
2.250%, 08/15/27	4,987,000	4,781,676
2.500%, 08/15/23	13,502,000	13,438,709
3.125%, 05/15/21	3,504,000	3,576,818
3.500%, 05/15/20	25,140,000	25,745,913

		123,175,238

Total U.S. Treasury & Government Agencies (Cost $213,186,004)		209,426,121

Corporate Bonds & Notes—10.7%
Security Description	Principal Amount*	Value

Agriculture—0.2%
Imperial Brands Finance plc 2.950%, 07/21/20 (144A)	828,000	822,066
Reynolds American, Inc. 5.850%, 08/15/45	713,000	834,094

		1,656,160

Auto Manufacturers—0.2%
Ford Motor Credit Co. LLC 3.470%, 04/05/21 (a)	213,000	212,720
General Motors Co. 5.150%, 04/01/38	235,000	234,245
6.750%, 04/01/46	374,000	434,165
General Motors Financial Co., Inc. 3.200%, 07/06/21	776,000	769,284

		1,650,414

Auto Parts & Equipment—0.0%
Lear Corp. 3.800%, 09/15/27	403,000	386,742

Banks—3.1%
ABN AMRO Bank NV 4.800%, 04/18/26 (144A) (a)	800,000	822,288
Banco de Credito del Peru 5.375%, 09/16/20	835,000	875,439
Bank of America Corp. 3.004%, 3M LIBOR + 0.790%, 12/20/23 (144A) (d)	766,000	751,337
3.366%, 3M LIBOR + 0.810%, 01/23/26 (d)	591,000	574,923
3.500%, 04/19/26	583,000	572,808
4.100%, 07/24/23 (a)	1,270,000	1,311,029
4.125%, 01/22/24	1,973,000	2,030,860
5.490%, 03/15/19 (a)	196,000	200,586
Bank of New York Mellon Corp. (The) 2.600%, 08/17/20	1,029,000	1,021,620
BBVA Bancomer S.A. 6.750%, 09/30/22 (144A) (a)	810,000	883,872
BPCE S.A. 12.500%, 3M LIBOR + 12.980%, 09/30/19 (144A) (a) (d)	447,000	502,316
Capital One Financial Corp. 2.500%, 05/12/20	689,000	678,231
Citigroup, Inc. 2.500%, 09/26/18	580,000	579,827
Citizens Bank N.A. 2.250%, 03/02/20	292,000	286,997
Credit Suisse AG 6.500%, 08/08/23 (144A)	396,000	430,254
Goldman Sachs Group, Inc. (The) 3.850%, 01/26/27	268,000	264,627
ING Bank NV 5.800%, 09/25/23 (144A)	1,076,000	1,163,031
JPMorgan Chase & Co.
3.200%, 01/25/23	1,058,000	1,047,981
3.782%, 3M LIBOR + 1.337%, 02/01/28 (d)	1,844,000	1,832,934
3.897%, 01/23/49 (d)	400,000	381,365

BHFTII-227

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
KFW 4.875%, 06/17/19	1,290,000	$1,329,449
Morgan Stanley 3.125%, 01/23/23 (a)	725,000	714,638
3.625%, 01/20/27	1,695,000	1,659,088
3.875%, 04/29/24	1,081,000	1,090,411
4.000%, 07/23/25 (a)	396,000	399,687
6.625%, 04/01/18	1,343,000	1,343,000
PNC Bank N.A. 2.300%, 06/01/20	719,000	708,203
Royal Bank of Scotland Group plc 3.875%, 09/12/23	1,128,000	1,113,968
UBS Group Funding Switzerland AG 4.125%, 04/15/26 (144A) (f)	838,000	840,906
4.253%, 03/23/28 (144A) (a)	838,000	843,559

		26,255,234

Beverages—0.3%
Anheuser-Busch InBev Worldwide, Inc. 4.375%, 04/15/38	213,000	217,317
8.000%, 11/15/39	1,020,000	1,510,774
Constellation Brands, Inc. 3.500%, 05/09/27 (a)	729,000	701,912

		2,430,003

Biotechnology—0.1%
Celgene Corp. 2.875%, 08/15/20	504,000	502,004

Building Materials—0.1%
CRH America Finance, Inc. 4.500%, 04/04/48 (144A) (f)	362,000	360,709
Martin Marietta Materials, Inc. 3.500%, 12/15/27 (a)	297,000	283,035
Masco Corp. 4.375%, 04/01/26	623,000	632,656

		1,276,400

Chemicals—0.1%
Sherwin-Williams Co. (The) 2.250%, 05/15/20	344,000	338,291
4.500%, 06/01/47	402,000	400,158

		738,449

Commercial Services—0.2%
ERAC USA Finance LLC 7.000%, 10/15/37 (144A)	1,115,000	1,453,225

Computers—0.3%
Apple, Inc. 2.850%, 02/23/23 (a)	1,176,000	1,166,337
3.350%, 02/09/27	745,000	735,994
3.850%, 05/04/43	370,000	364,650

		2,266,981

Diversified Financial Services—0.6%
Charles Schwab Corp. (The) 3.200%, 01/25/28 (a)	891,000	855,009
E*TRADE Financial Corp. 2.950%, 08/24/22	338,000	329,028
Intercontinental Exchange, Inc. 2.350%, 09/15/22	487,000	470,258
2.750%, 12/01/20	301,000	299,267
4.000%, 10/15/23	832,000	862,741
Raymond James Financial, Inc. 4.950%, 07/15/46	778,000	841,287
Visa, Inc. 3.150%, 12/14/25	1,192,000	1,169,113

		4,826,703

Electric—0.8%
Berkshire Hathaway Energy Co. 3.750%, 11/15/23	440,000	448,702
Duke Energy Corp. 2.650%, 09/01/26	131,000	119,557
Enel Finance International NV 4.750%, 05/25/47 (144A) (a)	448,000	459,595
Exelon Corp. 3.400%, 04/15/26 (a)	1,137,000	1,097,912
Oncor Electric Delivery Co. LLC 7.000%, 09/01/22	795,000	918,044
PPL Capital Funding, Inc. 3.400%, 06/01/23	880,000	874,633
5.000%, 03/15/44	296,000	324,421
Progress Energy, Inc. 3.150%, 04/01/22	1,083,000	1,073,004
State Grid Overseas Investment, Ltd. 2.750%, 05/07/19 (144A) (f)	778,000	776,376
2.750%, 05/04/22 (144A)	630,000	613,464

		6,705,708

Food—0.3%
Danone S.A. 2.947%, 11/02/26 (144A)	1,133,000	1,052,228
Kraft Heinz Foods Co. 3.000%, 06/01/26 (a)	865,000	798,428
5.000%, 07/15/35	364,000	377,415
WM Wrigley Jr. Co. 2.400%, 10/21/18 (144A)	248,000	247,705

		2,475,776

Healthcare-Products—0.8%
Abbott Laboratories 4.900%, 11/30/46	749,000	821,246
Becton Dickinson & Co. 2.675%, 12/15/19	520,000	516,995
3.125%, 11/08/21 (a)	344,000	338,477
4.669%, 06/06/47	729,000	736,776
Medtronic, Inc. 4.375%, 03/15/35	946,000	1,003,719

BHFTII-228

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Products—(Continued)
Thermo Fisher Scientific, Inc. 2.950%, 09/19/26	851,000	$794,428
3.200%, 08/15/27	1,100,000	1,041,182
Zimmer Biomet Holdings, Inc.
2.928%, 03/19/21 (d)	313,000	313,379
3.550%, 04/01/25	1,222,000	1,185,755

		6,751,957

Healthcare-Services—0.2%
Laboratory Corp. of America Holdings 3.200%, 02/01/22	213,000	211,972
3.250%, 09/01/24 (a)	558,000	543,461
4.700%, 02/01/45	267,000	268,927
Northwell Healthcare, Inc. 3.979%, 11/01/46	57,000	54,476
4.260%, 11/01/47	456,000	449,854

		1,528,690

Household Products/Wares—0.1%
Reckitt Benckiser Treasury Services plc 3.625%, 09/21/23 (144A)	1,070,000	1,077,454

Insurance—0.5%
American International Group, Inc. 4.125%, 02/15/24	750,000	761,059
4.875%, 06/01/22	1,770,000	1,866,706
Berkshire Hathaway, Inc. 3.125%, 03/15/26	390,000	380,124
Liberty Mutual Group, Inc. 4.850%, 08/01/44 (144A)	484,000	502,743
Marsh & McLennan Cos., Inc. 4.800%, 07/15/21	920,000	964,402

		4,475,034

Internet—0.3%
Alibaba Group Holding, Ltd. 4.000%, 12/06/37	200,000	189,242
Baidu, Inc. 3.500%, 11/28/22	1,110,000	1,101,752
Booking Holdings, Inc. 2.750%, 03/15/23 (a)	1,315,000	1,269,002

		2,559,996

Investment Company Security—0.2%
Temasek Financial I, Ltd. 2.375%, 01/23/23 (144A)	1,790,000	1,734,262

Media—0.3%
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 4.908%, 07/23/25	523,000	534,457
COX Communications, Inc. 3.500%, 08/15/27 (144A)	309,000	294,793

Media—(Continued)
Time Warner Entertainment Co. L.P. 8.375%, 07/15/33	1,240,000	1,613,681

		2,442,931

Mining—0.1%
Glencore Funding LLC 4.000%, 03/27/27 (144A)	200,000	193,072
4.125%, 05/30/23 (144A)	684,000	688,460
Southern Copper Corp. 5.875%, 04/23/45	358,000	404,435

		1,285,967

Oil & Gas—0.3%
BP Capital Markets plc 4.500%, 10/01/20	306,000	317,140
Marathon Petroleum Corp. 3.625%, 09/15/24 (a)	858,000	852,947
4.750%, 09/15/44	583,000	586,062
Statoil ASA 7.750%, 06/15/23	100,000	120,582
Valero Energy Corp. 4.900%, 03/15/45	896,000	948,423

		2,825,154

Pharmaceuticals—0.1%
CVS Health Corp. 5.050%, 03/25/48	572,000	601,622

Pipelines—0.6%
APT Pipelines, Ltd. 4.200%, 03/23/25 (144A)	1,228,000	1,242,220
4.250%, 07/15/27 (144A)	93,000	92,977
Enterprise Products Operating LLC 6.500%, 01/31/19	908,000	934,205
Kinder Morgan Energy Partners L.P. 4.150%, 02/01/24 (a)	691,000	693,179
MPLX L.P. 4.500%, 04/15/38	297,000	293,236
ONEOK, Inc. 4.950%, 07/13/47	869,000	881,727
Sabine Pass Liquefaction LLC 5.000%, 03/15/27	1,100,000	1,142,801

		5,280,345

Real Estate Investment Trusts—0.2%
American Tower Corp. 3.000%, 06/15/23	415,000	400,816
3.600%, 01/15/28	415,000	394,026
Crown Castle International Corp. 3.650%, 09/01/27	665,000	633,631

		1,428,473

BHFTII-229

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Retail—0.1%
Tapestry, Inc. 4.125%, 07/15/27 (a)	572,000	$561,400

Semiconductors—0.1%
Intel Corp. 4.100%, 05/11/47	591,000	606,379

Shipbuilding—0.0%
Huntington Ingalls Industries, Inc. 3.483%, 12/01/27 (144A)	250,000	240,300

Software—0.2%
Fidelity National Information Services, Inc. 4.500%, 08/15/46 (a)	210,000	209,232
Microsoft Corp. 4.250%, 02/06/47	1,092,000	1,174,897

		1,384,129

Telecommunications—0.3%
AT&T, Inc. 3.000%, 06/30/22 (a)	838,000	822,951
3.400%, 05/15/25	838,000	807,453
5.450%, 03/01/47	896,000	951,017
Crown Castle Towers LLC 4.883%, 08/15/40 (144A)	370,000	382,939

		2,964,360

Total Corporate Bonds & Notes (Cost $87,457,291)		90,372,252

Mortgage-Backed Securities—1.8%

Collateralized Mortgage Obligations—0.0%
BlackRock Capital Finance L.P. 7.750%, 09/25/26 (144A) (f)	4,906	326

Commercial Mortgage-Backed Securities—1.8%
Benchmark Mortgage Trust 3.666%, 01/15/51	1,235,000	1,246,192
CD Commercial Mortgage Trust 3.514%, 05/10/50 (d)	1,519,456	1,515,546
Citigroup Commercial Mortgage Trust 3.471%, 10/12/50	393,794	390,139
Commercial Mortgage Pass-Through Certificates Mortgage Trust 3.510%, 09/10/50	980,547	975,789
Commercial Mortgage Trust 3.708%, 07/10/48	1,300,833	1,319,992
CSAIL Commercial Mortgage Trust 3.504%, 06/15/57	738,578	737,436
General Electric Capital Assurance Co. 5.743%, 05/12/35 (144A) (d) (f)	10,058	10,164
GS Mortgage Securities Corp. II 3.382%, 05/10/50	1,387,991	1,382,737
GS Mortgage Securities Trust 3.433%, 05/10/50	687,654	682,036

Commercial Mortgage-Backed Securities—(Continued)
JPMBB Commercial Mortgage Securities Trust 3.227%, 10/15/48	1,036,740	1,024,626
3.494%, 01/15/48	1,590,000	1,597,284
JPMCC Commercial Mortgage Securities Trust 3.454%, 09/15/50	266,697	264,298
Morgan Stanley Bank of America Merrill Lynch Trust 3.536%, 11/15/52	519,442	517,969
Morgan Stanley Capital I, Inc. 0.599%, 11/15/30 (144A) (d) (e)	447,515	32
3.530%, 06/15/50	470,148	469,177
UBS Commercial Mortgage Trust 3.679%, 12/15/50	1,210,000	1,215,374
Wells Fargo Commercial Mortgage Trust 3.540%, 05/15/48	1,410,327	1,413,825

		14,762,616

Total Mortgage-Backed Securities (Cost $15,207,219)		14,762,942

Asset-Backed Securities—1.2%

Asset-Backed - Automobile—0.2%
Chesapeake Funding II LLC 2.777%, 1M LIBOR + 1.000%, 06/15/28 (144A) (d) (f)	774,313	776,784
Ford Credit Auto Owner Trust 2.260%, 11/15/25 (144A)	550,000	548,016
2.310%, 04/15/26 (144A)	425,000	422,473

		1,747,273

Asset-Backed - Home Equity—0.1%
Bayview Financial Revolving Asset Trust 3.477%, 1M LIBOR + 1.600%, 12/28/40 (144A) (d) (f)	564,575	506,179
GMAC Home Equity Loan Trust 5.805%, 10/25/36 (d)	153,950	155,961
Home Equity Loan Trust 5.320%, 12/25/35 (d)	320,077	303,382

		965,522

Asset-Backed - Other—0.9%
ALM, Ltd. 2.604%, 10/18/27 (144A) (d) (f)	849,000	848,968
American Tower Trust I 3.070%, 03/15/48 (144A)	1,000,000	987,129
Cent CLO, Ltd. 2.970%, 3M LIBOR + 1.210%, 07/27/26 (144A) (d)	955,730	955,609
3.067%, 3M LIBOR + 1.300%, 01/30/25 (144A) (d)	375,746	375,918
Dryden 34 Senior Loan Fund 2.882%, 3M LIBOR + 1.160%, 10/15/26 (144A) (d)	1,430,000	1,429,561
Dryden XXVI Senior Loan Fund 2.822%, 3M LIBOR + 1.100%, 07/15/25 (144A) (d)	875,788	875,903
Mountain Hawk CLO, Ltd. 3.534%, 3M LIBOR + 1.800%, 04/18/25 (144A) (d)	1,463,576	1,463,855
Small Business Administration Participation Certificates 4.350%, 07/01/23	124,512	128,089
4.770%, 04/01/24	8,825	9,088

BHFTII-230

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Small Business Administration Participation Certificates 4.950%, 03/01/25	45,020	$46,680
4.990%, 09/01/24	26,415	27,493
5.110%, 08/01/25	68,364	71,166
5.180%, 05/01/24	13,216	13,743
5.520%, 06/01/24	31,510	32,822

		7,266,024

Total Asset-Backed Securities (Cost $10,034,971)		9,978,819

Municipals—0.2%
New Jersey State Turnpike Authority, Build America Bond 7.414%, 01/01/40 (Cost $1,092,733)	1,050,000	1,546,535

Convertible Preferred Stocks—0.1%

Electric Utilities—0.1%
NextEra Energy, Inc. 6.123%, 09/01/19	6,834	394,048
6.371%, 09/01/18	7,900	574,488

Total Convertible Preferred Stocks (Cost $909,399)		968,536

Short-Term Investments—1.4%

Discount Note—1.3%
Federal Home Loan Bank 0.591%, 04/02/18 (g)	10,883,000	10,883,000

Repurchase Agreement—0.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/29/18 at 0.600%, due on 04/02/18 with a maturity value of $1,215,089; collateralized by a U.S. Treasury Note at 1.875%, maturing 02/28/22, with a market value of $1,241,246.	1,215,008	1,215,008

Total Short-Term Investments (Cost $12,097,655)		12,098,008

Securities Lending Reinvestments (h)—9.2%

Certificates of Deposit—3.9%
Bank of Nova Scotia 2.482%, 3M LIBOR + 0.280%, 03/20/19 (d)	2,000,000	1,999,128
Barclays Capital, plc 1.956%, 1M LIBOR + 0.270%, 08/03/18 (d)	2,000,000	1,999,852
BNP Paribas New York 1.886%, 1M LIBOR + 0.200%, 05/04/18 (d)	3,000,000	3,000,072
Canadian Imperial Bank of Commerce 1.920%, 1M LIBOR + 0.170%, 04/13/18 (d)	2,500,000	2,499,920
China Construction Bank 1.950%, 04/20/18	1,000,000	999,896

Certificates of Deposit—(Continued)
Citigroup Global Markets, Ltd. 2.070%, 1M LIBOR + 0.330%, 09/12/18 (d)	1,000,000	999,825
Cooperative Rabobank UA 1.860%, 3M LIBOR + 0.140%, 10/16/18 (d)	1,000,000	1,000,000
Credit Agricole S.A. 2.032%, 1M LIBOR + 0.330%, 10/09/18 (d)	2,000,000	1,999,718
Credit Suisse AG New York 1.976%, 1M LIBOR + 0.190%, 04/16/18 (d)	2,500,000	2,499,895
Mitsubishi UFJ Trust and Banking Corp. 1.976%, 1M LIBOR + 0.190%, 04/16/18 (d)	1,500,000	1,499,908
Natixis New York 1.896%, 1M LIBOR + 0.210%, 08/06/18 (d)	1,000,000	999,914
2.220%, 06/11/18	500,000	500,083
Norinchukin Bank New York 1.846%, 1M LIBOR + 0.160%, 04/05/18 (d)	500,000	499,992
Royal Bank of Canada New York 1.990%, 1M LIBOR + 0.250%, 01/11/19 (d)	1,500,000	1,497,135
2.301%, 1M LIBOR + 0.440%, 09/17/18 (d)	500,000	499,930
Standard Chartered plc 2.250%, 08/21/18	2,000,000	1,999,160
Sumitomo Mitsui Banking Corp., New York 2.000%, 05/21/18	500,000	500,003
2.062%, 1M LIBOR + 0.190%, 04/26/18 (d)	1,500,000	1,499,988
Svenska Handelsbanken AB 2.027%, 1M LIBOR + 0.150%, 04/30/18 (d)	3,500,000	3,499,902
Wells Fargo Bank N.A. 1.835%, 3M LIBOR + 0.130%, 07/11/18 (d)	1,500,000	1,499,977
Westpac Banking Corp. 2.130%, FEDEFF PRV + 0.450%, 02/15/19 (d)	1,500,000	1,499,866

		32,994,164

Commercial Paper—1.1%
Canadian Imperial Bank of Commerce 2.208%, 1M LIBOR + 0.400%, 09/17/18 (d)	1,500,000	1,499,863
Danske Corp. 2.080%, 06/04/18	1,491,680	1,494,326
Industrial & Commercial Bank of China, Ltd. 1.960%, 04/20/18	996,788	998,924
Macquarie Bank, Ltd., London 2.020%, 05/16/18	1,990,012	1,994,938
UBS AG 1.880%, 1M LIBOR + 0.210%, 05/02/18 (d)	3,500,000	3,499,496

		9,487,547

Repurchase Agreements—3.0%
Citigroup Global Markets, Inc. Repurchase Agreement dated 01/25/17 at 2.230%, due on 06/29/18 with a maturity value of $51,611; collateralized by various Common Stock with an aggregate market value of $55,000.	50,000	50,000
Deutsche Bank AG, London Repurchase Agreement dated 03/29/18 at 1.750%, due on 04/02/18 with a maturity value of $800,156; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 03/07/22 - 05/24/27, and an aggregate market value of $816,004.	800,000	800,000

BHFTII-231

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Securities Lending Reinvestments (h)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Deutsche Bank AG, London Repurchase Agreement dated 03/29/18 at 1.750%, due on 04/02/18 with a maturity value of $500,097; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 06/30/20 - 05/02/25, and an aggregate market value of $510,001.	500,000	$500,000
Repurchase Agreement dated 03/29/18 at 1.800%, due on 04/02/18 with a maturity value of $400,080; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.125%, maturity dates ranging from 04/14/22 - 08/07/23, and an aggregate market value of $408,003.	400,000	400,000
Repurchase Agreement dated 01/09/18 at 2.070%, due on 04/02/18 with a maturity value of $301,432; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $333,214.	300,000	300,000
Repurchase Agreement dated 03/15/18 at 2.070%, due on 04/02/18 with a maturity value of $2,002,070; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $2,221,424.	2,000,000	2,000,000
ING Financial Markets LLC Repurchase Agreement dated 03/29/18 at 1.710%, due on 04/02/18 with a maturity value of $1,699,001; collateralized by U.S. Government Agency Obligations with rates ranging from 0.750% - 3.750%, maturity dates ranging from 04/09/18 - 09/24/26, and an aggregate market value of $1,732,655.	1,698,678	1,698,678
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 2.230%, due on 06/29/18 with a maturity value of $1,141,633; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 8.875%, maturity dates ranging from 01/15/19 - 02/15/48, and various Common Stock with an aggregate market value of $1,190,182.	1,100,000	1,100,000
Repurchase Agreement dated 08/01/17 at 2.230%, due on 06/29/18 with a maturity value of $3,061,697; collateralized by various Common Stock with an aggregate market value of $3,300,000.	3,000,000	3,000,000
Morgan Stanley & Co. LLC Repurchase Agreement dated 03/20/18 at 2.330%, due on 06/20/18 with a maturity value of $502,977; collateralized by various Common Stock with an aggregate market value of $550,177.	500,000	500,000
NBC Global Finance, Ltd. Repurchase Agreement dated 11/30/17 at 1.850%, due on 04/02/18 with a maturity value of $1,509,481; collateralized by various Common Stock with an aggregate market value of $1,668,390.	1,500,000	1,500,000
Repurchase Agreement dated 03/16/18 at 1.850%, due on 04/02/18 with a maturity value of $1,401,223; collateralized by various Common Stock with an aggregate market value of $1,557,164.	1,400,000	1,400,000

Repurchase Agreements—(Continued)
NBC Global Finance, Ltd. Repurchase Agreement dated 03/16/18 at 1.880%, due on 04/05/18 with a maturity value of $1,001,044; collateralized by various Common Stock with an aggregate market value of $1,112,260.	1,000,000	1,000,000
Societe Generale Repurchase Agreement dated 03/08/18 at 1.820%, due on 04/02/18 with a maturity value of $1,001,264; collateralized by various Common Stock with an aggregate market value of $1,111,724.	1,000,000	1,000,000
Repurchase Agreement dated 03/16/18 at 1.820%, due on 04/02/18 with a maturity value of $8,006,876; collateralized by various Common Stock with an aggregate market value of $8,893,791.	8,000,000	8,000,000
Repurchase Agreement dated 03/21/18 at 1.820%, due on 04/02/18 with a maturity value of $2,301,395; collateralized by various Common Stock with an aggregate market value of $2,556,965.	2,300,000	2,300,000

		25,548,678

Time Deposits—1.2%
ABN AMRO Bank NV 1.680%, 04/02/18	3,000,000	3,000,000
DNB Bank ASA 1.640%, 04/02/18	3,000,000	3,000,000
DZ Bank AG 1.670%, 04/02/18	2,000,000	2,000,000
Nordea Bank New York 1.640%, 04/02/18	2,000,000	2,000,000

		10,000,000

Total Securities Lending Reinvestments (Cost $78,037,300)		78,030,389

Total Investments—109.0% (Cost $803,727,773)		919,212,630
Other assets and liabilities (net)—(9.0)%		(76,256,667)

Net Assets—100.0%		$842,955,963

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2018, the market value of securities loaned was $76,626,379 and the collateral received consisted of cash in the amount of $78,027,158. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2018. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

BHFTII-232

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

(e)	Interest only security.
(f)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2018, the market value of restricted securities was $4,120,412, which is 0.5% of net assets. See details shown in the Restricted Securities table that follows.
(g)	The rate shown represents current yield to maturity.
(h)	Represents investment of cash collateral received from securities on loan as of March 31, 2018.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2018, the market value of 144A securities was $27,673,068, which is 3.3% of net assets.

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
ALM, Ltd., 2.604%, 10/18/27	10/04/17	$849,000	$849,000	$848,968
Bayview Financial Revolving Asset Trust, 3.477%, 12/28/40	03/01/06	564,575	564,575	506,179
BlackRock Capital Finance L.P., 7.750%, 09/25/26	10/10/96	4,906	4,728	326
CRH America Finance, Inc., 4.500%, 04/04/48	03/27/18	362,000	357,128	360,709
Chesapeake Funding II LLC, 2.777%, 06/15/28	06/14/16	774,313	774,313	776,784
General Electric Capital Assurance Co., 5.743%, 05/12/35	09/23/03	10,058	10,109	10,164
State Grid Overseas Investment, Ltd., 2.750%, 05/07/19	04/28/14	778,000	776,330	776,376
UBS Group Funding Switzerland AG, 4.125%, 04/15/26	03/29/16	838,000	836,457	840,906

				$4,120,412

Glossary of Abbreviations

Other Abbreviations

(ACES)—	Alternative Credit Enhancement Securities
(ADR)—	American Depositary Receipt
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London InterBank Offered Rate
(REMIC)—	Real Estate Mortgage Investment Conduit

BHFTII-233

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2018:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$19,334,643	$—	$—	$19,334,643
Air Freight & Logistics	1,963,526	—	—	1,963,526
Airlines	2,017,977	—	—	2,017,977
Auto Components	2,241,679	—	—	2,241,679
Automobiles	1,829,190	1,648,914	—	3,478,104
Banks	50,855,570	1,249,031	—	52,104,601
Beverages	1,671,590	3,112,910	—	4,784,500
Biotechnology	720,694	—	—	720,694
Building Products	8,434,350	—	—	8,434,350
Capital Markets	33,561,545	1,381,908	—	34,943,453
Chemicals	14,023,710	—	—	14,023,710
Commercial Services & Supplies	866,981	—	—	866,981
Communications Equipment	5,738,167	—	—	5,738,167
Consumer Finance	3,803,468	—	—	3,803,468
Containers & Packaging	1,473,323	—	—	1,473,323
Distributors	737,369	—	—	737,369
Diversified Telecommunication Services	3,302,401	—	—	3,302,401
Electric Utilities	13,680,843	1,311,642	—	14,992,485
Electrical Equipment	7,159,759	—	—	7,159,759
Energy Equipment & Services	3,729,708	—	—	3,729,708
Equity Real Estate Investment Trusts	7,643,561	—	—	7,643,561
Food & Staples Retailing	3,848,799	600,669	—	4,449,468
Food Products	12,432,022	7,514,010	—	19,946,032
Health Care Equipment & Supplies	17,923,354	—	—	17,923,354
Health Care Providers & Services	13,030,419	—	—	13,030,419
Hotels, Restaurants & Leisure	2,630,471	—	—	2,630,471
Household Durables	5,096,409	—	—	5,096,409
Household Products	2,016,636	1,639,105	—	3,655,741
Industrial Conglomerates	10,712,032	—	—	10,712,032
Insurance	28,349,900	2,338,288	—	30,688,188
Internet Software & Services	8,114,411	—	—	8,114,411
IT Services	22,843,648	—	—	22,843,648
Leisure Products	306,768	—	—	306,768
Life Sciences Tools & Services	6,378,788	—	—	6,378,788
Machinery	8,631,254	—	—	8,631,254
Media	15,261,099	—	—	15,261,099
Metals & Mining	—	2,513,155	—	2,513,155
Mortgage Real Estate Investment Trusts	1,269,453	—	—	1,269,453
Multi-Utilities	3,220,423	979,019	—	4,199,442
Multiline Retail	395,287	—	—	395,287

BHFTII-234

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Oil, Gas & Consumable Fuels	$25,422,031	$4,032,163	$—	$29,454,194
Personal Products	1,553,213	—	—	1,553,213
Pharmaceuticals	27,789,334	4,938,369	—	32,727,703
Professional Services	1,706,478	—	—	1,706,478
Road & Rail	8,952,813	—	—	8,952,813
Semiconductors & Semiconductor Equipment	12,462,426	—	—	12,462,426
Software	11,913,749	—	—	11,913,749
Specialty Retail	6,225,890	—	—	6,225,890
Technology Hardware, Storage & Peripherals	3,149,923	—	—	3,149,923
Textiles, Apparel & Luxury Goods	2,300,526	1,147,824	—	3,448,350
Tobacco	17,715,984	835,563	—	18,551,547
Trading Companies & Distributors	342,864	—	—	342,864
Total Common Stocks	466,786,458	35,242,570	—	502,029,028
Total U.S. Treasury & Government Agencies*	—	209,426,121	—	209,426,121
Total Corporate Bonds & Notes*	—	90,372,252	—	90,372,252
Total Mortgage-Backed Securities*	—	14,762,942	—	14,762,942
Total Asset-Backed Securities*	—	9,978,819	—	9,978,819
Total Municipals	—	1,546,535	—	1,546,535
Total Convertible Preferred Stocks*	968,536	—	—	968,536
Total Short-Term Investments*	—	12,098,008	—	12,098,008
Total Securities Lending Reinvestments*	—	78,030,389	—	78,030,389
Total Investments	$467,754,994	$451,457,636	$—	$919,212,630

Collateral for Securities Loaned (Liability)	$—	$(78,027,158)	$—	$(78,027,158)

*	See Schedule of Investments for additional detailed categorizations.

Transfers from Level 2 to Level 1 in the amount of $892,679 were due to the discontinuation of a systematic fair valuation model factor.

BHFTII-235

Brighthouse Funds Trust II

MFS® Value Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—98.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.6%
Lockheed Martin Corp.	66,824	$22,581,835
Northrop Grumman Corp.	155,434	54,265,118
United Technologies Corp.	304,821	38,352,578

		115,199,531

Air Freight & Logistics—0.5%
United Parcel Service, Inc. - Class B	167,435	17,523,747

Auto Components—0.8%
Aptiv plc	295,607	25,117,727

Automobiles—0.1%
Harley-Davidson, Inc.	104,555	4,483,318

Banks—14.1%
Citigroup, Inc.	1,052,561	71,047,867
JPMorgan Chase & Co. (a)	1,416,024	155,720,159
PNC Financial Services Group, Inc. (The)	376,683	56,969,537
U.S. Bancorp (a)	1,372,650	69,318,825
Wells Fargo & Co.	1,905,953	99,890,997

		452,947,385

Beverages—1.6%
Diageo plc	1,087,926	36,804,634
PepsiCo, Inc.	144,510	15,773,267

		52,577,901

Building Products—1.7%
Johnson Controls International plc (a)	1,573,600	55,453,664

Capital Markets—8.6%
Bank of New York Mellon Corp. (The)	715,327	36,860,800
BlackRock, Inc. (a)	71,803	38,897,121
Franklin Resources, Inc. (a)	288,043	9,989,331
Goldman Sachs Group, Inc. (The) (a)	330,165	83,155,357
Moody’s Corp. (a)	144,081	23,240,265
Nasdaq, Inc.	408,134	35,189,314
State Street Corp. (a)	320,005	31,914,099
T. Rowe Price Group, Inc. (a)	150,686	16,269,567

		275,515,854

Chemicals—3.5%
DowDuPont, Inc. (a)	193,176	12,307,243
Monsanto Co.	103,344	12,059,211
PPG Industries, Inc. (a)	544,677	60,785,953
Sherwin-Williams Co. (The) (a)	70,503	27,645,637

		112,798,044

Consumer Finance—1.0%
American Express Co.	359,305	33,515,970

Containers & Packaging—0.4%
Crown Holdings, Inc. (a) (b)	254,919	12,937,139

Diversified Telecommunication Services—0.8%
Verizon Communications, Inc. (a)	513,296	24,545,815

Electric Utilities—2.6%
Duke Energy Corp. (a)	662,974	51,360,596
Southern Co. (The) (a)	437,878	19,555,631
Xcel Energy, Inc. (a)	282,039	12,827,134

		83,743,361

Electrical Equipment—1.0%
Eaton Corp. plc (a)	407,372	32,553,096

Energy Equipment & Services—1.7%
Schlumberger, Ltd.	828,275	53,655,654

Equity Real Estate Investment Trusts—0.4%
Public Storage	58,164	11,655,484

Food & Staples Retailing—0.2%
CVS Health Corp.	79,077	4,919,380

Food Products—4.2%
Archer-Daniels-Midland Co. (a)	427,935	18,559,541
Danone S.A.	191,673	15,524,457
General Mills, Inc. (a)	780,844	35,184,831
J.M. Smucker Co. (The) (a)	118,833	14,736,480
Nestle S.A.	628,797	49,779,587

		133,784,896

Health Care Equipment & Supplies—5.0%
Abbott Laboratories (a)	718,503	43,052,700
Danaher Corp.	440,415	43,121,033
Medtronic plc	919,792	73,785,714

		159,959,447

Health Care Providers & Services—2.1%
Cigna Corp.	171,085	28,697,798
Express Scripts Holding Co. (b)	242,211	16,731,936
McKesson Corp.	156,213	22,005,725

		67,435,459

Household Durables—0.3%
Newell Brands, Inc. (a)	320,452	8,165,117

Household Products—1.2%
Kimberly-Clark Corp. (a)	59,621	6,566,061
Procter & Gamble Co. (The)	175,447	13,909,438
Reckitt Benckiser Group plc	194,126	16,450,029

		36,925,528

Industrial Conglomerates—3.2%
3M Co. (a)	187,882	41,243,857
Honeywell International, Inc.	419,702	60,651,136

		101,894,993

BHFTII-236

Brighthouse Funds Trust II

MFS® Value Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Insurance—7.4%
Aon plc	420,682	$59,034,305
Chubb, Ltd.	493,454	67,489,704
Prudential Financial, Inc.	278,186	28,806,160
Travelers Cos., Inc. (The) (a)	594,309	82,525,748

		237,855,917

IT Services—6.1%
Accenture plc - Class A	598,045	91,799,907
Amdocs, Ltd.	120,753	8,056,640
Cognizant Technology Solutions Corp. - Class A	132,334	10,652,887
DXC Technology Co.	171,977	17,288,848
Fidelity National Information Services, Inc. (a)	356,952	34,374,478
Fiserv, Inc. (b)	354,302	25,265,276
International Business Machines Corp. (a)	61,406	9,421,522

		196,859,558

Leisure Products—0.2%
Hasbro, Inc. (a)	69,599	5,867,196

Life Sciences Tools & Services—1.4%
Thermo Fisher Scientific, Inc.	222,559	45,949,531

Machinery—2.1%
Illinois Tool Works, Inc. (a)	188,854	29,585,868
Ingersoll-Rand plc	206,950	17,696,295
Stanley Black & Decker, Inc.	125,627	19,246,056

		66,528,219

Media—3.9%
Comcast Corp. - Class A	1,583,072	54,093,570
Interpublic Group of Cos., Inc. (The) (a)	1,082,615	24,932,624
Omnicom Group, Inc. (a)	530,799	38,573,163
Time Warner, Inc.	62,063	5,869,919

		123,469,276

Oil, Gas & Consumable Fuels—3.5%
Chevron Corp. (a)	241,325	27,520,703
EOG Resources, Inc.	330,453	34,786,787
Exxon Mobil Corp.	349,979	26,111,933
Occidental Petroleum Corp.	350,990	22,800,311

		111,219,734

Personal Products—0.4%
Coty, Inc. - Class A	663,602	12,143,917

Pharmaceuticals—6.8%
Johnson & Johnson	851,531	109,123,698
Merck & Co., Inc.	460,982	25,109,689
Novartis AG	88,988	7,199,312
Pfizer, Inc. (a)	1,966,305	69,784,164
Roche Holding AG	25,534	5,856,475

		217,073,338

Professional Services—0.5%
Equifax, Inc. (a)	147,246	17,347,051

Road & Rail—1.6%
Canadian National Railway Co.	229,055	16,750,792
Union Pacific Corp.	250,249	33,640,973

		50,391,765

Semiconductors & Semiconductor Equipment—1.8%
Analog Devices, Inc. (a)	94,169	8,581,621
Texas Instruments, Inc.	456,305	47,405,526

		55,987,147

Textiles, Apparel & Luxury Goods—0.6%
Hanesbrands, Inc. (a)	708,289	13,046,683
NIKE, Inc. - Class B	115,185	7,652,892

		20,699,575

Tobacco—3.8%
Altria Group, Inc. (a)	415,602	25,900,316
Philip Morris International, Inc.	973,562	96,772,063

		122,672,379

Trading Companies & Distributors—0.2%
HD Supply Holdings, Inc. (b)	163,035	6,185,548

Total Common Stocks (Cost $2,293,502,739)		3,167,558,661

Short-Term Investment—0.9%

Discount Note—0.9%
Federal Home Loan Bank 0.591%, 04/02/18 (c)	27,268,000	27,268,000

Total Short-Term Investments (Cost $27,267,117)		27,268,000

Securities Lending Reinvestments (d)—10.1%

Certificates of Deposit—2.6%
Bank of Nova Scotia 2.482%, 3M LIBOR + 0.280%, 03/20/19 (e)	6,000,000	5,997,384
Canadian Imperial Bank of Commerce 1.920%, 1M LIBOR + 0.170%, 04/13/18 (e)	3,000,000	2,999,904
China Construction Bank 1.950%, 04/20/18	5,000,000	4,999,480
Citigroup Global Markets, Ltd. 2.070%, 1M LIBOR + 0.330%, 09/12/18 (e)	4,000,000	3,999,300
Cooperative Rabobank UA 1.860%, 3M LIBOR + 0.140%, 10/16/18 (e)	3,500,000	3,500,000
Credit Suisse AG New York 1.930%, 1M LIBOR + 0.190%, 05/11/18 (e)	2,000,000	1,999,776
1.976%, 1M LIBOR + 0.190%, 04/16/18 (e)	3,250,000	3,249,863

BHFTII-237

Brighthouse Funds Trust II

MFS® Value Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Mitsubishi UFJ Trust and Banking Corp. 1.886%, 1M LIBOR + 0.200%, 06/07/18 (e)	5,000,000	$4,998,910
2.077%, 1M LIBOR + 0.200%, 05/30/18 (e)	3,500,000	3,499,419
Mizuho Bank, Ltd., New York 2.077%, 1M LIBOR + 0.200%, 05/29/18 (e)	4,000,000	3,999,664
Natixis New York 1.896%, 1M LIBOR + 0.210%, 08/06/18 (e)	2,000,000	1,999,828
2.220%, 06/11/18	3,000,000	3,000,498
Norinchukin Bank New York 1.670%, 1M LIBOR + 0.300%, 09/04/18 (e)	6,000,000	5,996,364
1.846%, 1M LIBOR + 0.160%, 04/05/18 (e)	500,000	499,992
Royal Bank of Canada New York 2.222%, 1M LIBOR + 0.400%, 09/17/18 (e)	3,000,000	2,999,322
2.301%, 1M LIBOR + 0.440%, 09/17/18 (e)	1,500,000	1,499,789
Societe Generale 1.950%, 1M LIBOR + 0.210%, 07/10/18 (e)	2,500,000	2,499,792
Standard Chartered plc 2.154%, 1M LIBOR + 0.300%, 08/22/18 (e)	1,500,000	1,499,856
2.250%, 08/21/18	1,500,000	1,499,370
Sumitomo Mitsui Banking Corp., London 2.038%, 1M LIBOR + 0.230%, 05/17/18 (e)	1,000,000	999,250
Sumitomo Mitsui Banking Corp., New York 1.920%, 1M LIBOR + 0.180%, 04/11/18 (e)	2,000,000	1,999,928
2.010%, 1M LIBOR + 0.270%, 09/10/18 (e)	7,000,000	6,997,907
2.062%, 1M LIBOR + 0.190%, 04/26/18 (e)	4,000,000	3,999,968
2.157%, 1M LIBOR + 0.280%, 07/30/18 (e)	2,500,000	2,499,905
Svenska Handelsbanken AB 2.027%, 1M LIBOR + 0.150%, 04/30/18 (e)	2,000,000	1,999,944
Westpac Banking Corp. 2.130%, FEDEFF PRV + 0.450%, 02/15/19 (e)	4,000,000	3,999,644

		83,235,057

Commercial Paper—1.6%
Alpine, Ltd. 2.240%, 06/07/18	2,983,200	2,987,610
Canadian Imperial Bank of Commerce 2.208%, 1M LIBOR + 0.400%, 09/17/18 (e)	8,000,000	7,999,272
Danske Corp. 2.080%, 06/04/18	6,463,947	6,475,411
Industrial & Commercial Bank of China, Ltd. 1.960%, 04/20/18	4,983,939	4,994,620
LMA S.A. & LMA Americas 2.150%, 06/01/18	7,459,240	7,471,717
Macquarie Bank, Ltd., London 2.020%, 05/16/18	4,975,031	4,987,345
Ridgefield Funding Co. LLC 2.018%, 1M LIBOR + 0.210%, 05/17/18 (e)	2,250,000	2,249,676
Sheffield Receivables Co. 2.080%, 05/21/18	4,476,860	4,486,824
Toyota Motor Credit Corp. 1.967%, 1M LIBOR + 0.190%, 05/11/18 (e)	5,000,000	4,999,845
UBS AG 1.880%, 1M LIBOR + 0.210%, 05/02/18 (e)	4,000,000	3,999,424

		50,651,744

Repurchase Agreements—4.4%
Citigroup Global Markets, Inc. Repurchase Agreement dated 01/25/17 at 2.230%, due on 06/29/18 with a maturity value of $3,303,076; collateralized by various Common Stock with an aggregate market value of $3,520,000.	3,200,000	3,200,000
Deutsche Bank AG, London Repurchase Agreement dated 03/29/18 at 1.750%, due on 04/02/18 with a maturity value of $8,501,653; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 03/07/22 - 05/24/27, and an aggregate market value of $8,670,046.	8,500,000	8,500,000
Repurchase Agreement dated 03/29/18 at 1.750%, due on 04/02/18 with a maturity value of $4,800,933; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 06/30/20 - 05/02/25, and an aggregate market value of $4,896,011.	4,800,000	4,800,000
Repurchase Agreement dated 03/29/18 at 1.800%, due on 04/02/18 with a maturity value of $5,001,000; collateralized by Foreign Obligations with rates ranging from 0.500% - 2.750%, maturity dates ranging from 04/01/19 - 05/24/27, and an aggregate market value of $5,100,012.	5,000,000	5,000,000
Repurchase Agreement dated 03/29/18 at 1.800%, due on 04/02/18 with a maturity value of $4,600,920; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.125%, maturity dates ranging from 04/14/22 - 08/07/23, and an aggregate market value of $4,692,031.	4,600,000	4,600,000
Repurchase Agreement dated 01/09/18 at 2.070%, due on 04/02/18 with a maturity value of $1,406,682; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $1,554,997.	1,400,000	1,400,000
Repurchase Agreement dated 03/15/18 at 2.070%, due on 04/02/18 with a maturity value of $15,015,525; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $16,660,681.	15,000,000	15,000,000
Repurchase Agreement dated 09/12/17 at 2.210%, due on 07/02/18 with a maturity value of $2,850,363; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $3,109,994.	2,800,000	2,800,000
ING Financial Markets LLC Repurchase Agreement dated 03/29/18 at 1.710%, due on 04/02/18 with a maturity value of $4,247,448; collateralized by U.S. Government Agency Obligations with rates ranging from 0.750% - 3.750%, maturity dates ranging from 04/09/18 - 09/24/26, and an aggregate market value of $4,331,583.	4,246,641	4,246,641
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 08/01/17 at 2.230%, due on 06/29/18 with a maturity value of $5,102,828; collateralized by various Common Stock with an aggregate market value of $5,500,001.	5,000,000	5,000,000

BHFTII-238

Brighthouse Funds Trust II

MFS® Value Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 2.230%, due on 06/29/18 with a maturity value of $2,075,696; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 8.875%, maturity dates ranging from 01/15/19 - 02/15/48, and various Common Stock with an aggregate market value of $2,163,966.	2,000,000	$2,000,000
Morgan Stanley & Co. LLC Repurchase Agreement dated 03/20/18 at 2.330%, due on 06/20/18 with a maturity value of $3,520,841; collateralized by various Common Stock with an aggregate market value of $3,851,242.	3,500,000	3,500,000
NBC Global Finance, Ltd. Repurchase Agreement dated 11/30/17 at 1.850%, due on 04/02/18 with a maturity value of $8,855,623; collateralized by various Common Stock with an aggregate market value of $9,787,887.	8,800,000	8,800,000
Repurchase Agreement dated 03/16/18 at 1.850%, due on 04/02/18 with a maturity value of $7,006,115; collateralized by various Common Stock with an aggregate market value of $7,785,819.	7,000,000	7,000,000
Repurchase Agreement dated 03/16/18 at 1.880%, due on 04/05/18 with a maturity value of $7,007,311; collateralized by various Common Stock with an aggregate market value of $7,785,819.	7,000,000	7,000,000
Pershing LLC Repurchase Agreement dated 03/29/18 at 1.780%, due on 04/02/18 with a maturity value of $10,001,978; collateralized by U.S. Government Agency and Treasury Obligations with rates ranging from 0.000% - 11.500%, maturity dates ranging from 03/31/18 - 02/20/68, and an aggregate market value of $10,200,000.	10,000,000	10,000,000
Societe Generale Repurchase Agreement dated 03/08/18 at 1.820%, due on 04/02/18 with a maturity value of $10,012,639; collateralized by various Common Stock with an aggregate market value of $11,117,239.	10,000,000	10,000,000
Repurchase Agreement dated 03/16/18 at 1.820%, due on 04/02/18 with a maturity value of $20,017,189; collateralized by various Common Stock with an aggregate market value of $22,234,478.	20,000,000	20,000,000
Repurchase Agreement dated 03/21/18 at 1.820%, due on 04/02/18 with a maturity value of $9,005,460; collateralized by various Common Stock with an aggregate market value of $10,005,515.	9,000,000	9,000,000
Repurchase Agreement dated 03/28/18 at 1.820%, due on 04/02/18 with a maturity value of $10,002,528; collateralized by various Common Stock with an aggregate market value of $11,117,239.	10,000,000	10,000,000

		141,846,641

Time Deposits—1.5%
Australia New Zealand Bank 1.670%, 04/02/18	1,000,000	1,000,000
DNB Bank ASA 1.640%, 04/02/18	10,000,000	10,000,000
DZ Bank AG 1.670%, 04/02/18	10,000,000	10,000,000

Time Deposits—(Continued)
Nordea Bank New York 1.640%, 04/02/18	14,000,000	14,000,000
Svenska Handelsbanken AB 1.640%, 04/02/18	12,000,000	12,000,000

		47,000,000

Total Securities Lending Reinvestments (Cost $322,753,802)		322,733,442

Total Investments—109.9% (Cost $2,643,523,658)		3,517,560,103
Other assets and liabilities (net)—(9.9)%		(315,708,836)

Net Assets—100.0%		$3,201,851,267

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2018, the market value of securities loaned was $320,163,801 and the collateral received consisted of cash in the amount of $322,688,857. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	The rate shown represents current yield to maturity.
(d)	Represents investment of cash collateral received from securities on loan as of March 31, 2018.
(e)	Variable or floating rate security. The stated rate represents the rate at March 31, 2018. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London InterBank Offered Rate

BHFTII-239

Brighthouse Funds Trust II

MFS® Value Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2018:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$115,199,531	$—	$—	$115,199,531
Air Freight & Logistics	17,523,747	—	—	17,523,747
Auto Components	25,117,727	—	—	25,117,727
Automobiles	4,483,318	—	—	4,483,318
Banks	452,947,385	—	—	452,947,385
Beverages	15,773,267	36,804,634	—	52,577,901
Building Products	55,453,664	—	—	55,453,664
Capital Markets	275,515,854	—	—	275,515,854
Chemicals	112,798,044	—	—	112,798,044
Consumer Finance	33,515,970	—	—	33,515,970
Containers & Packaging	12,937,139	—	—	12,937,139
Diversified Telecommunication Services	24,545,815	—	—	24,545,815
Electric Utilities	83,743,361	—	—	83,743,361
Electrical Equipment	32,553,096	—	—	32,553,096
Energy Equipment & Services	53,655,654	—	—	53,655,654
Equity Real Estate Investment Trusts	11,655,484	—	—	11,655,484
Food & Staples Retailing	4,919,380	—	—	4,919,380
Food Products	68,480,852	65,304,044	—	133,784,896
Health Care Equipment & Supplies	159,959,447	—	—	159,959,447
Health Care Providers & Services	67,435,459	—	—	67,435,459
Household Durables	8,165,117	—	—	8,165,117
Household Products	20,475,499	16,450,029	—	36,925,528
Industrial Conglomerates	101,894,993	—	—	101,894,993
Insurance	237,855,917	—	—	237,855,917
IT Services	196,859,558	—	—	196,859,558
Leisure Products	5,867,196	—	—	5,867,196
Life Sciences Tools & Services	45,949,531	—	—	45,949,531
Machinery	66,528,219	—	—	66,528,219
Media	123,469,276	—	—	123,469,276
Oil, Gas & Consumable Fuels	111,219,734	—	—	111,219,734
Personal Products	12,143,917	—	—	12,143,917
Pharmaceuticals	204,017,551	13,055,787	—	217,073,338
Professional Services	17,347,051	—	—	17,347,051
Road & Rail	50,391,765	—	—	50,391,765
Semiconductors & Semiconductor Equipment	55,987,147	—	—	55,987,147
Textiles, Apparel & Luxury Goods	20,699,575	—	—	20,699,575
Tobacco	122,672,379	—	—	122,672,379
Trading Companies & Distributors	6,185,548	—	—	6,185,548
Total Common Stocks	3,035,944,167	131,614,494	—	3,167,558,661
Total Short-Term Investment*	—	27,268,000	—	27,268,000
Total Securities Lending Reinvestments*	—	322,733,442	—	322,733,442
Total Investments	$3,035,944,167	$481,615,936	$—	$3,517,560,103

Collateral for Securities Loaned (Liability)	$—	$(322,688,857)	$—	$(322,688,857)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-240

Brighthouse Funds Trust II

MFS® Value Portfolio II

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—99.2% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.6%
Lockheed Martin Corp.	12,233	$4,133,898
Northrop Grumman Corp.	28,423	9,923,038
United Technologies Corp.	55,811	7,022,140

		21,079,076

Air Freight & Logistics—0.5%
United Parcel Service, Inc. - Class B	30,681	3,211,073

Auto Components—0.8%
Aptiv plc	54,126	4,599,086

Automobiles—0.1%
Harley-Davidson, Inc.	19,200	823,296

Banks—14.2%
Citigroup, Inc.	192,943	13,023,652
JPMorgan Chase & Co.	258,982	28,480,250
PNC Financial Services Group, Inc. (The)	68,990	10,434,048
U.S. Bancorp	251,490	12,700,245
Wells Fargo & Co.	348,604	18,270,336

		82,908,531

Beverages—1.6%
Diageo plc	199,367	6,744,604
PepsiCo, Inc.	26,463	2,888,436

		9,633,040

Building Products—1.7%
Johnson Controls International plc (a)	288,381	10,162,546

Capital Markets—8.6%
Bank of New York Mellon Corp. (The)	131,108	6,755,995
BlackRock, Inc.	13,176	7,137,703
Franklin Resources, Inc. (a)	52,398	1,817,163
Goldman Sachs Group, Inc. (The)	60,518	15,242,063
Moody’s Corp. (a)	26,410	4,259,933
Nasdaq, Inc.	75,295	6,491,935
State Street Corp.	58,635	5,847,668
T. Rowe Price Group, Inc.	27,576	2,977,381

		50,529,841

Chemicals—3.5%
DowDuPont, Inc. (a)	35,353	2,252,340
Monsanto Co.	18,919	2,207,658
PPG Industries, Inc.	99,767	11,133,997
Sherwin-Williams Co. (The)	12,894	5,055,995

		20,649,990

Consumer Finance—1.0%
American Express Co.	65,882	6,145,473

Containers & Packaging—0.4%
Crown Holdings, Inc. (b)	46,777	2,373,933

Diversified Telecommunication Services—0.8%
Verizon Communications, Inc.	93,568	$4,474,422

Electric Utilities—2.6%
Duke Energy Corp.	121,458	9,409,351
Southern Co. (The) (a)	80,249	3,583,921
Xcel Energy, Inc.	51,577	2,345,722

		15,338,994

Electrical Equipment—1.0%
Eaton Corp. plc	74,637	5,964,243

Energy Equipment & Services—1.7%
Schlumberger, Ltd.	151,813	9,834,446

Equity Real Estate Investment Trusts—0.4%
Public Storage	10,636	2,131,348

Food & Staples Retailing—0.2%
CVS Health Corp. (a)	14,478	900,676

Food Products—4.2%
Archer-Daniels-Midland Co. (a)	78,243	3,393,399
Danone S.A.	35,277	2,857,243
General Mills, Inc.	143,033	6,445,067
J.M. Smucker Co. (The) (a)	21,788	2,701,930
Nestle S.A.	115,510	9,144,509

		24,542,148

Health Care Equipment & Supplies—5.0%
Abbott Laboratories	131,560	7,883,075
Danaher Corp.	80,661	7,897,519
Medtronic plc	168,661	13,529,985

		29,310,579

Health Care Providers & Services—2.1%
Cigna Corp.	31,317	5,253,113
Express Scripts Holding Co. (b)	44,070	3,044,356
McKesson Corp.	28,553	4,022,261

		12,319,730

Household Durables—0.3%
Newell Brands, Inc. (a)	58,738	1,496,644

Household Products—1.2%
Kimberly-Clark Corp.	10,931	1,203,831
Procter & Gamble Co. (The)	32,189	2,551,944
Reckitt Benckiser Group plc	35,507	3,008,825

		6,764,600

Industrial Conglomerates—3.2%
3M Co.	34,394	7,550,171
Honeywell International, Inc.	76,894	11,111,952

		18,662,123

BHFTII-241

Brighthouse Funds Trust II

MFS® Value Portfolio II

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Insurance—7.5%
Aon plc	77,178	$10,830,389
Chubb, Ltd. (a)	90,449	12,370,710
Prudential Financial, Inc.	50,808	5,261,168
Travelers Cos., Inc. (The)	108,990	15,134,351

		43,596,618

IT Services—6.2%
Accenture plc - Class A	109,347	16,784,764
Amdocs, Ltd.	22,116	1,475,580
Cognizant Technology Solutions Corp. - Class A	24,205	1,948,503
DXC Technology Co.	31,495	3,166,192
Fidelity National Information Services, Inc.	65,412	6,299,176
Fiserv, Inc. (b)	64,906	4,628,447
International Business Machines Corp.	11,252	1,726,394

		36,029,056

Leisure Products—0.2%
Hasbro, Inc.	12,749	1,074,741

Life Sciences Tools & Services—1.4%
Thermo Fisher Scientific, Inc.	40,754	8,414,071

Machinery—2.1%
Illinois Tool Works, Inc. (a)	34,636	5,426,076
Ingersoll-Rand plc	37,836	3,235,356
Stanley Black & Decker, Inc.	22,965	3,518,238

		12,179,670

Media—3.9%
Comcast Corp. - Class A	289,697	9,898,947
Interpublic Group of Cos., Inc. (The)	198,399	4,569,129
Omnicom Group, Inc. (a)	98,520	7,159,448
Time Warner, Inc.	11,343	1,072,821

		22,700,345

Oil, Gas & Consumable Fuels—3.5%
Chevron Corp.	43,977	5,015,137
EOG Resources, Inc.	60,612	6,380,625
Exxon Mobil Corp.	63,813	4,761,088
Occidental Petroleum Corp.	64,282	4,175,759

		20,332,609

Personal Products—0.4%
Coty, Inc. - Class A (a)	121,602	2,225,317

Pharmaceuticals—6.8%
Johnson & Johnson	156,048	19,997,551
Merck & Co., Inc.	84,520	4,603,804
Novartis AG	16,348	1,322,587
Pfizer, Inc.	360,381	12,789,922
Roche Holding AG	4,689	1,075,469

		39,789,333

Professional Services—0.5%
Equifax, Inc.	26,972	$3,177,571

Road & Rail—1.6%
Canadian National Railway Co. (a)	41,977	3,069,778
Union Pacific Corp.	45,850	6,163,616

		9,233,394

Semiconductors & Semiconductor Equipment—1.8%
Analog Devices, Inc.	17,238	1,570,899
Texas Instruments, Inc.	83,578	8,682,918

		10,253,817

Textiles, Apparel & Luxury Goods—0.6%
Hanesbrands, Inc. (a)	129,824	2,391,358
NIKE, Inc. - Class B	21,085	1,400,888

		3,792,246

Tobacco—3.8%
Altria Group, Inc.	76,082	4,741,430
Philip Morris International, Inc.	178,448	17,737,731

		22,479,161

Trading Companies & Distributors—0.2%
HD Supply Holdings, Inc. (b)	30,431	1,154,552

Total Common Stocks (Cost $542,153,947)		580,288,339

Short-Term Investment—0.7%

Discount Note—0.7%
Federal Home Loan Bank 0.591%, 04/02/18 (c)	3,892,000	3,891,874

Total Short-Term Investments (Cost $3,891,874)		3,891,874

Securities Lending Reinvestments (d)—8.7%

Certificates of Deposit—1.5%
Bank of Nova Scotia 2.482%, 3M LIBOR + 0.280%, 03/20/19 (e)	1,000,000	999,564
China Construction Bank 1.950%, 04/20/18	500,000	499,948
Citigroup Global Markets, Ltd. 2.070%, 1M LIBOR + 0.330%, 09/12/18 (e)	1,000,000	999,825
Credit Suisse AG New York 2.230%, FEDEFF PRV + 0.550%, 09/07/18 (e)	1,000,000	1,000,000
Mitsubishi UFJ Trust and Banking Corp. 1.886%, 1M LIBOR + 0.200%, 06/07/18 (e)	1,000,000	999,782
Mizuho Bank, Ltd., New York 2.077%, 1M LIBOR + 0.200%, 05/29/18 (e)	500,000	499,958
Natixis New York 2.220%, 06/11/18	1,000,000	1,000,166

BHFTII-242

Brighthouse Funds Trust II

MFS® Value Portfolio II

Schedule of Investments as of March 31, 2018 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Sumitomo Mitsui Banking Corp., New York
2.062%, 1M LIBOR + 0.190%, 04/26/18 (e)	750,000	$749,994
2.157%, 1M LIBOR + 0.280%, 07/30/18 (e)	1,000,000	999,962
Wells Fargo Bank N.A. 1.835%, 3M LIBOR + 0.130%, 07/11/18 (e)	500,000	499,993
Westpac Banking Corp. 2.130%, FEDEFF PRV + 0.450%, 02/15/19 (e)	500,000	499,955

		8,749,147

Commercial Paper—1.3%
Canadian Imperial Bank of Commerce 2.208%, 1M LIBOR + 0.400%, 09/17/18 (e)	2,000,000	1,999,818
Danske Corp. 2.080%, 06/04/18	994,453	996,217
Industrial & Commercial Bank of China, Ltd. 1.960%, 04/20/18	498,394	499,462
LMA S.A. & LMA Americas 2.150%, 06/01/18	994,565	996,229
Macquarie Bank, Ltd., London 2.020%, 05/16/18	497,503	498,734
Ridgefield Funding Co. LLC 2.040%, 05/21/18	497,450	498,557
UBS AG 1.880%, 1M LIBOR + 0.210%, 05/02/18 (e)	2,000,000	1,999,712

		7,488,729

Repurchase Agreements—4.4%
Deutsche Bank AG, London
Repurchase Agreement dated 03/29/18 at 1.750%, due on 04/02/18 with a maturity value of $3,000,583; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 03/07/22 - 05/24/27, and an aggregate market value of $3,060,016.	3,000,000	3,000,000
Repurchase Agreement dated 03/29/18 at 1.750%, due on 04/02/18 with a maturity value of $700,136; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 06/30/20 - 05/02/25, and an aggregate market value of $714,002.	700,000	700,000
Repurchase Agreement dated 03/29/18 at 1.800%, due on 04/02/18 with a maturity value of $600,120; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.125%, maturity dates ranging from 04/14/22 - 08/07/23, and an aggregate market value of $612,004.	600,000	600,000
Repurchase Agreement dated 01/09/18 at 2.070%, due on 04/02/18 with a maturity value of $2,009,545; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $2,221,424.	2,000,000	2,000,000
Repurchase Agreement dated 09/12/17 at 2.210%, due on 07/02/18 with a maturity value of $1,017,987; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $1,110,712.	1,000,000	1,000,000

Repurchase Agreements—(Continued)
ING Financial Markets LLC Repurchase Agreement dated 03/29/18 at 1.710%, due on 04/02/18 with a maturity value of $517,137; collateralized by U.S. Government Agency Obligations with rates ranging from 0.750% - 3.750%, maturity dates ranging from 04/09/18 - 09/24/26, and an aggregate market value of $527,380.	517,038	517,038
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 2.230%, due on 06/29/18 with a maturity value of $1,660,557; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 8.875%, maturity dates ranging from 01/15/19 - 02/15/48, and various Common Stock with an aggregate market value of $1,731,173.	1,600,000	1,600,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 11/30/17 at 1.850%, due on 04/02/18 with a maturity value of $603,793; collateralized by various Common Stock with an aggregate market value of $667,356.	600,000	600,000
Repurchase Agreement dated 03/16/18 at 1.880%, due on 04/05/18 with a maturity value of $1,001,044; collateralized by various Common Stock with an aggregate market value of $1,112,260.	1,000,000	1,000,000
Pershing LLC Repurchase Agreement dated 03/29/18 at 1.780%, due on 04/02/18 with a maturity value of $6,001,187; collateralized by U.S. Government Agency and Treasury Obligations with rates ranging from 0.000% - 11.500%, maturity dates ranging from 03/31/18 - 02/20/68, and an aggregate market value of $6,120,000.	6,000,000	6,000,000
Societe Generale
Repurchase Agreement dated 03/08/18 at 1.820%, due on 04/02/18 with a maturity value of $500,632; collateralized by various Common Stock with an aggregate market value of $555,862.	500,000	500,000
Repurchase Agreement dated 03/16/18 at 1.820%, due on 04/02/18 with a maturity value of $8,006,876; collateralized by various Common Stock with an aggregate market value of $8,893,791.	8,000,000	8,000,000

		25,517,038

Time Deposits—1.5%
ABN AMRO Bank NV 1.680%, 04/02/18	1,000,000	1,000,000
DNB Bank ASA 1.640%, 04/02/18	2,000,000	2,000,000
DZ Bank AG 1.670%, 04/02/18	2,000,000	2,000,000
Nordea Bank New York 1.640%, 04/02/18	2,000,000	2,000,000

BHFTII-243

Brighthouse Funds Trust II

MFS® Value Portfolio II

Schedule of Investments as of March 31, 2018 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Principal Amount*	Value

Time Deposits—(Continued)
Svenska Handelsbanken AB 1.640%, 04/02/18	2,000,000	$2,000,000

		9,000,000

Total Securities Lending Reinvestments (Cost $50,756,703)		50,754,914

Total Investments—108.6% (Cost $596,802,524)		634,935,127
Other assets and liabilities (net)—(8.6)%		(50,012,082)

Net Assets—100.0%		$584,923,045

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2018, the market value of securities loaned was $50,058,116 and the collateral received consisted of cash in the amount of $50,749,404. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	The rate shown represents current yield to maturity.
(d)	Represents investment of cash collateral received from securities on loan as of March 31, 2018.
(e)	Variable or floating rate security. The stated rate represents the rate at March 31, 2018. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London InterBank Offered Rate

BHFTII-244

Brighthouse Funds Trust II

MFS® Value Portfolio II

Schedule of Investments as of March 31, 2018 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2018:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$21,079,076	$—	$—	$21,079,076
Air Freight & Logistics	3,211,073	—	—	3,211,073
Auto Components	4,599,086	—	—	4,599,086
Automobiles	823,296	—	—	823,296
Banks	82,908,531	—	—	82,908,531
Beverages	2,888,436	6,744,604	—	9,633,040
Building Products	10,162,546	—	—	10,162,546
Capital Markets	50,529,841	—	—	50,529,841
Chemicals	20,649,990	—	—	20,649,990
Consumer Finance	6,145,473	—	—	6,145,473
Containers & Packaging	2,373,933	—	—	2,373,933
Diversified Telecommunication Services	4,474,422	—	—	4,474,422
Electric Utilities	15,338,994	—	—	15,338,994
Electrical Equipment	5,964,243	—	—	5,964,243
Energy Equipment & Services	9,834,446	—	—	9,834,446
Equity Real Estate Investment Trusts	2,131,348	—	—	2,131,348
Food & Staples Retailing	900,676	—	—	900,676
Food Products	12,540,396	12,001,752	—	24,542,148
Health Care Equipment & Supplies	29,310,579	—	—	29,310,579
Health Care Providers & Services	12,319,730	—	—	12,319,730
Household Durables	1,496,644	—	—	1,496,644
Household Products	3,755,775	3,008,825	—	6,764,600
Industrial Conglomerates	18,662,123	—	—	18,662,123
Insurance	43,596,618	—	—	43,596,618
IT Services	36,029,056	—	—	36,029,056
Leisure Products	1,074,741	—	—	1,074,741
Life Sciences Tools & Services	8,414,071	—	—	8,414,071
Machinery	12,179,670	—	—	12,179,670
Media	22,700,345	—	—	22,700,345
Oil, Gas & Consumable Fuels	20,332,609	—	—	20,332,609
Personal Products	2,225,317	—	—	2,225,317
Pharmaceuticals	37,391,277	2,398,056	—	39,789,333
Professional Services	3,177,571	—	—	3,177,571
Road & Rail	9,233,394	—	—	9,233,394
Semiconductors & Semiconductor Equipment	10,253,817	—	—	10,253,817
Textiles, Apparel & Luxury Goods	3,792,246	—	—	3,792,246
Tobacco	22,479,161	—	—	22,479,161
Trading Companies & Distributors	1,154,552	—	—	1,154,552
Total Common Stocks	556,135,102	24,153,237	—	580,288,339
Total Short-Term Investment*	—	3,891,874	—	3,891,874

Total Securities Lending Reinvestments*	—	50,754,914	—	50,754,914
Total Investments	$556,135,102	$78,800,025	$—	$634,935,127

Collateral for Securities Loaned (Liability)	$—	$(50,749,404)	$—	$(50,749,404)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-245

Brighthouse Funds Trust II

Neuberger Berman Genesis Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—99.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.4%
Astronics Corp. (a)	112,847	$4,209,193

Air Freight & Logistics—0.5%
Forward Air Corp.	118,236	6,249,955

Airlines—0.8%
Allegiant Travel Co.	52,755	9,102,875

Auto Components—1.5%
Fox Factory Holding Corp. (a)	151,710	5,294,679
LCI Industries	114,505	11,925,696

		17,220,375

Automobiles—0.5%
Thor Industries, Inc.	47,440	5,463,665

Banks—12.4%
Bank of Hawaii Corp.	208,760	17,347,956
Bank of the Ozarks, Inc.	288,111	13,907,118
BOK Financial Corp.	135,277	13,391,070
Columbia Banking System, Inc.	214,500	8,998,275
Community Bank System, Inc.	159,852	8,561,673
Cullen/Frost Bankers, Inc.	162,018	17,185,249
CVB Financial Corp.	580,755	13,148,293
First Financial Bankshares, Inc.	276,930	12,821,859
First Hawaiian, Inc.	129,170	3,594,801
FNB Corp.	648,073	8,716,582
Glacier Bancorp, Inc.	176,715	6,782,322
Lakeland Financial Corp.	85,915	3,971,851
LegacyTexas Financial Group, Inc.	225,070	9,637,498
PacWest Bancorp	136,678	6,769,661

		144,834,208

Beverages—1.0%
MGP Ingredients, Inc.	130,055	11,651,627

Biotechnology—0.3%
Abcam plc	211,890	3,687,377

Building Products—2.1%
A.O. Smith Corp.	157,010	9,984,266
AAON, Inc.	277,227	10,811,853
Patrick Industries, Inc. (a)	52,422	3,242,301

		24,038,420

Capital Markets—3.2%
Artisan Partners Asset Management, Inc. - Class A	152,985	5,094,401
FactSet Research Systems, Inc.	40,015	7,979,791
Houlihan Lokey, Inc.	87,760	3,914,096
MarketAxess Holdings, Inc.	75,305	16,374,319
OM Asset Management plc	251,550	3,964,428

		37,327,035

Chemicals—3.9%
Balchem Corp.	124,023	10,138,880
Chase Corp.	31,470	3,664,682
Innophos Holdings, Inc.	42,210	1,697,264
NewMarket Corp.	13,812	5,548,004
Quaker Chemical Corp.	56,240	8,330,831
Sensient Technologies Corp.	236,425	16,686,877

		46,066,538

Commercial Services & Supplies—3.5%
Healthcare Services Group, Inc.	225,964	9,824,915
MSA Safety, Inc.	73,310	6,102,324
Rollins, Inc.	344,695	17,589,786
UniFirst Corp.	43,515	7,034,200

		40,551,225

Communications Equipment—1.0%
NetScout Systems, Inc. (a)	452,770	11,930,490

Construction & Engineering—1.0%
Valmont Industries, Inc.	78,565	11,494,060

Construction Materials—1.4%
Eagle Materials, Inc.	153,385	15,806,324

Containers & Packaging—1.1%
AptarGroup, Inc.	142,709	12,819,549

Distributors—2.3%
Pool Corp.	186,115	27,213,735

Diversified Consumer Services—0.8%
Bright Horizons Family Solutions, Inc. (a)	97,315	9,704,252

Electrical Equipment—0.6%
AZZ, Inc.	153,740	6,718,438

Electronic Equipment, Instruments & Components—5.5%
Cognex Corp.	228,885	11,899,731
Littelfuse, Inc.	97,765	20,352,718
Novanta, Inc. (a)	104,865	5,468,710
Rogers Corp. (a)	125,460	14,997,488
Zebra Technologies Corp. - Class A (a)	83,567	11,631,691

		64,350,338

Energy Equipment & Services—0.5%
Pason Systems, Inc.	472,250	6,280,925

Food Products—2.6%
Blue Buffalo Pet Products, Inc. (a)	66,620	2,652,142
Calavo Growers, Inc.	102,685	9,467,557
J&J Snack Foods Corp.	51,079	6,975,348
Lancaster Colony Corp.	86,825	10,691,631

		29,786,678

BHFTII-246

Brighthouse Funds Trust II

Neuberger Berman Genesis Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Equipment & Supplies—6.4%
Atrion Corp.	8,070	$5,094,591
Cantel Medical Corp.	124,692	13,891,936
Haemonetics Corp. (a)	117,726	8,612,834
Heska Corp. (a)	50,170	3,966,942
IDEXX Laboratories, Inc. (a)	97,290	18,620,333
Neogen Corp. (a)	52,715	3,531,378
West Pharmaceutical Services, Inc.	240,396	21,224,563

		74,942,577

Health Care Providers & Services—3.3%
Chemed Corp.	70,160	19,143,858
Henry Schein, Inc. (a)	116,110	7,803,753
Tivity Health, Inc. (a)	153,050	6,068,432
U.S. Physical Therapy, Inc.	73,400	5,967,420

		38,983,463

Hotels, Restaurants & Leisure—2.2%
Cheesecake Factory, Inc. (The)	70,305	3,390,107
Cracker Barrel Old Country Store, Inc.	47,320	7,533,344
Papa John’s International, Inc.	94,995	5,443,214
Texas Roadhouse, Inc.	164,580	9,509,432

		25,876,097

Household Durables—0.3%
Installed Building Products, Inc. (a)	56,125	3,370,306

Household Products—2.7%
Church & Dwight Co., Inc.	316,480	15,937,933
Energizer Holdings, Inc.	142,115	8,467,212
WD-40 Co.	53,660	7,067,022

		31,472,167

Industrial Conglomerates—0.4%
Raven Industries, Inc.	129,849	4,551,207

Insurance—1.4%
AMERISAFE, Inc.	92,510	5,111,178
RLI Corp.	184,065	11,667,880

		16,779,058

IT Services—1.3%
Jack Henry & Associates, Inc.	126,985	15,358,836

Life Sciences Tools & Services—2.3%
Bio-Techne Corp.	126,015	19,033,306
ICON plc (a)	66,547	7,861,862

		26,895,168

Machinery—6.7%
Graco, Inc.	175,185	8,009,458
Lindsay Corp.	57,725	5,278,374
Middleby Corp. (The) (a)	95,500	11,821,945
Nordson Corp.	86,667	11,816,179
RBC Bearings, Inc. (a)	141,810	17,612,802

Machinery—(Continued)
Toro Co. (The)	235,530	14,708,848
Wabtec Corp.	103,515	8,426,121

		77,673,727

Media—2.3%
Cable One, Inc.	8,080	5,551,849
Gray Television, Inc. (a)	410,055	5,207,699
Nexstar Media Group, Inc. - Class A	239,835	15,949,027

		26,708,575

Multiline Retail—0.3%
Ollie’s Bargain Outlet Holdings, Inc. (a)	54,150	3,265,245

Oil, Gas & Consumable Fuels—2.2%
Centennial Resource Development, Inc. - Class A (a)	393,680	7,224,028
Matador Resources Co. (a)	399,575	11,951,288
RSP Permian, Inc. (a)	151,285	7,092,241

		26,267,557

Paper & Forest Products—0.9%
Stella-Jones, Inc.	281,760	9,952,961

Pharmaceuticals—0.3%
Prestige Brands Holdings, Inc. (a)	118,095	3,982,163

Professional Services—1.0%
Exponent, Inc.	152,296	11,978,080

Real Estate Management & Development—0.5%
FirstService Corp.	81,610	5,972,220

Semiconductors & Semiconductor Equipment—3.0%
Cabot Microelectronics Corp.	92,075	9,862,153
MKS Instruments, Inc.	84,060	9,721,539
Power Integrations, Inc.	227,480	15,548,258

		35,131,950

Software—9.9%
Altair Engineering, Inc. - Class A (a)	97,880	3,069,517
Aspen Technology, Inc. (a)	291,005	22,957,384
Blackbaud, Inc.	51,360	5,228,962
Computer Modelling Group, Ltd.	447,435	3,165,200
Constellation Software, Inc.	8,935	6,062,429
Fair Isaac Corp. (a)	105,215	17,820,264
Manhattan Associates, Inc. (a)	367,726	15,400,365
Monotype Imaging Holdings, Inc.	184,593	4,144,113
Qualys, Inc. (a)	215,340	15,665,985
Tyler Technologies, Inc. (a)	102,180	21,555,893

		115,070,112

Specialty Retail—2.6%
Asbury Automotive Group, Inc. (a)	77,655	5,241,713
Floor & Decor Holdings, Inc. - Class A (a)	63,175	3,292,681
Lithia Motors, Inc. - Class A	97,810	9,831,861

BHFTII-247

Brighthouse Funds Trust II

Neuberger Berman Genesis Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Specialty Retail—(Continued)
Monro, Inc.	123,725	$6,631,660
Tractor Supply Co.	88,220	5,559,624

		30,557,539

Trading Companies & Distributors—2.2%
Applied Industrial Technologies, Inc.	48,631	3,545,200
Richelieu Hardware, Ltd.	121,685	2,869,332
SiteOne Landscape Supply, Inc. (a)	80,285	6,185,156
Watsco, Inc.	70,720	12,798,199

		25,397,887

Total Common Stocks (Cost $741,979,639)		1,156,694,177

Short-Term Investment—1.0%
Security Description	Principal Amount*	Value

Repurchase Agreement—1.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/29/18 at 0.600%, due on 04/02/18 with a maturity value of $11,758,904; collateralized by a U.S. Treasury Note at 1.875%, maturing 07/31/22, with a market value of $11,994,320.	11,758,120	11,758,120

Total Short-Term Investments (Cost $11,758,120)		11,758,120

Total Investments— 100.1% (Cost $753,737,759)		1,168,452,297
Other assets and liabilities (net)—(0.1)%		(1,493,060)

Net Assets—100.0%		$1,166,959,237

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2018:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$4,209,193	$—	$—	$4,209,193
Air Freight & Logistics	6,249,955	—	—	6,249,955
Airlines	9,102,875	—	—	9,102,875
Auto Components	17,220,375	—	—	17,220,375
Automobiles	5,463,665	—	—	5,463,665
Banks	144,834,208	—	—	144,834,208
Beverages	11,651,627	—	—	11,651,627
Biotechnology	—	3,687,377	—	3,687,377
Building Products	24,038,420	—	—	24,038,420
Capital Markets	37,327,035	—	—	37,327,035
Chemicals	46,066,538	—	—	46,066,538
Commercial Services & Supplies	40,551,225	—	—	40,551,225
Communications Equipment	11,930,490	—	—	11,930,490
Construction & Engineering	11,494,060	—	—	11,494,060
Construction Materials	15,806,324	—	—	15,806,324
Containers & Packaging	12,819,549	—	—	12,819,549
Distributors	27,213,735	—	—	27,213,735

BHFTII-248

Brighthouse Funds Trust II

Neuberger Berman Genesis Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Diversified Consumer Services	$9,704,252	$—	$—	$9,704,252
Electrical Equipment	6,718,438	—	—	6,718,438
Electronic Equipment, Instruments & Components	64,350,338	—	—	64,350,338
Energy Equipment & Services	6,280,925	—	—	6,280,925
Food Products	29,786,678	—	—	29,786,678
Health Care Equipment & Supplies	74,942,577	—	—	74,942,577
Health Care Providers & Services	38,983,463	—	—	38,983,463
Hotels, Restaurants & Leisure	25,876,097	—	—	25,876,097
Household Durables	3,370,306	—	—	3,370,306
Household Products	31,472,167	—	—	31,472,167
Industrial Conglomerates	4,551,207	—	—	4,551,207
Insurance	16,779,058	—	—	16,779,058
IT Services	15,358,836	—	—	15,358,836
Life Sciences Tools & Services	26,895,168	—	—	26,895,168
Machinery	77,673,727	—	—	77,673,727
Media	26,708,575	—	—	26,708,575
Multiline Retail	3,265,245	—	—	3,265,245
Oil, Gas & Consumable Fuels	26,267,557	—	—	26,267,557
Paper & Forest Products	—	9,952,961	—	9,952,961
Pharmaceuticals	3,982,163	—	—	3,982,163
Professional Services	11,978,080	—	—	11,978,080
Real Estate Management & Development	5,972,220	—	—	5,972,220
Semiconductors & Semiconductor Equipment	35,131,950	—	—	35,131,950
Software	115,070,112	—	—	115,070,112
Specialty Retail	30,557,539	—	—	30,557,539
Trading Companies & Distributors	25,397,887	—	—	25,397,887
Total Common Stocks	1,143,053,839	13,640,338	—	1,156,694,177
Total Short-Term Investment*	—	11,758,120	—	11,758,120
Total Investments	$1,143,053,839	$25,398,458	$—	$1,168,452,297

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-249

Brighthouse Funds Trust II

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—98.5% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.4%
Boeing Co. (The)	255,478	$83,766,127

Airlines—1.0%
American Airlines Group, Inc. (a)	486,517	25,279,423

Auto Components—0.6%
Aptiv plc	177,100	15,048,187

Automobiles—2.2%
Ferrari NV	108,035	13,020,378
Tesla, Inc. (a) (b)	150,782	40,127,614

		53,147,992

Banks—1.5%
First Republic Bank (a)	100,449	9,302,582
JPMorgan Chase & Co.	256,819	28,242,385

		37,544,967

Biotechnology—3.5%
Alexion Pharmaceuticals, Inc. (b)	219,984	24,519,417
Alnylam Pharmaceuticals, Inc. (a) (b)	89,300	10,635,630
Incyte Corp. (a) (b)	134,100	11,174,553
Vertex Pharmaceuticals, Inc. (b)	245,628	40,032,451

		86,362,051

Building Products—0.4%
Fortune Brands Home & Security, Inc. (a)	165,699	9,758,014

Capital Markets—4.1%
Charles Schwab Corp. (The)	270,900	14,146,398
Intercontinental Exchange, Inc.	299,940	21,751,649
Morgan Stanley	419,400	22,630,824
State Street Corp.	103,100	10,282,163
TD Ameritrade Holding Corp.	552,623	32,731,860

		101,542,894

Chemicals—0.5%
DowDuPont, Inc.	208,000	13,251,680

Electric Utilities—0.6%
NextEra Energy, Inc.	81,400	13,295,062

Electrical Equipment—0.7%
Acuity Brands, Inc. (a)	129,530	18,029,281

Equity Real Estate Investment Trusts—2.1%
American Tower Corp.	79,600	11,569,064
Crown Castle International Corp.	359,881	39,446,556

		51,015,620

Health Care Equipment & Supplies—5.3%
Becton Dickinson & Co.	216,441	46,902,765
Danaher Corp.	113,700	11,132,367

Health Care Equipment & Supplies—(Continued)
Intuitive Surgical, Inc. (b)	85,000	35,090,550
Stryker Corp. (a)	226,969	36,523,851

		129,649,533

Health Care Providers & Services—4.4%
Anthem, Inc.	126,700	27,835,990
Centene Corp. (b)	106,731	11,406,342
Cigna Corp.	77,549	13,008,069
UnitedHealth Group, Inc.	260,800	55,811,200

		108,061,601

Hotels, Restaurants & Leisure—2.5%
Caesars Entertainment Corp. (a) (b)	1,108,759	12,473,539
Marriott International, Inc. - Class A	40,401	5,493,728
MGM Resorts International	186,820	6,542,436
Wynn Resorts, Ltd.	110,944	20,231,748
Yum! Brands, Inc.	199,920	17,019,190

		61,760,641

Household Durables—0.3%
NVR, Inc. (b)	2,900	8,120,000

Industrial Conglomerates—1.8%
Honeywell International, Inc.	133,899	19,349,745
Roper Technologies, Inc.	88,251	24,771,173

		44,120,918

Insurance—0.9%
Chubb, Ltd.	160,500	21,951,585

Internet & Direct Marketing Retail—12.9%
Amazon.com, Inc. (b)	118,021	170,816,514
Booking Holdings, Inc. (b)	56,740	118,041,329
Netflix, Inc. (b)	99,800	29,475,930

		318,333,773

Internet Software & Services—13.0%
Alibaba Group Holding, Ltd. (ADR) (a) (b)	381,928	70,099,065
Alphabet, Inc. - Class A (b)	55,170	57,219,014
Alphabet, Inc. - Class C (b)	61,202	63,147,612
Dropbox, Inc. - Class A (b) (c) (d)	143,175	4,026,806
Dropbox, Inc. - Class A (a) (b)	24,547	767,094
Facebook, Inc. - Class A (b)	574,210	91,753,016
Tencent Holdings, Ltd.	592,085	31,517,407

		318,530,014

IT Services—9.0%
Fidelity National Information Services, Inc.	159,900	15,398,370
Fiserv, Inc. (b)	289,206	20,623,280
MasterCard, Inc. - Class A	319,700	55,998,652
PayPal Holdings, Inc. (b)	450,496	34,179,132
Visa, Inc. - Class A	570,920	68,293,450
Worldpay, Inc. - Class A (b)	316,300	26,012,512

		220,505,396

BHFTII-250

Brighthouse Funds Trust II

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Machinery—1.8%
Fortive Corp.	283,828	$22,002,347
Illinois Tool Works, Inc.	74,300	11,639,838
Wabtec Corp. (a)	134,681	10,963,033

		44,605,218

Media—1.0%
Walt Disney Co. (The)	250,700	25,180,308

Multi-Utilities—0.9%
Sempra Energy (a)	192,991	21,464,459

Multiline Retail—0.8%
Dollar General Corp.	101,050	9,453,227
Dollarama, Inc.	88,739	10,784,921

		20,238,148

Professional Services—1.5%
Equifax, Inc.	145,797	17,176,344
TransUnion (a) (b)	340,206	19,316,897

		36,493,241

Real Estate Management & Development—0.0%
WeWork Cos., Inc. - Class A (b) (c) (d) (e)	2,563	117,513

Semiconductors & Semiconductor Equipment—3.5%
ASML Holding NV	82,400	16,361,344
Broadcom, Ltd.	105,500	24,861,075
QUALCOMM, Inc.	188,000	10,417,080
Texas Instruments, Inc.	235,272	24,442,408
Xilinx, Inc.	137,732	9,949,760

		86,031,667

Software—13.7%
Activision Blizzard, Inc.	196,000	13,222,160
Electronic Arts, Inc. (b)	225,229	27,306,764
Intuit, Inc.	219,741	38,092,102
Microsoft Corp.	1,244,325	113,569,543
Red Hat, Inc. (b)	97,845	14,628,806
Salesforce.com, Inc. (b)	342,560	39,839,728
ServiceNow, Inc. (b)	123,033	20,355,810
Snap, Inc. - Class A (a) (b)	314,400	4,989,528
Symantec Corp.	1,243,761	32,151,222
VMware, Inc. - Class A (a) (b)	121,223	14,700,713
Workday, Inc. - Class A (a) (b)	143,465	18,235,836

		337,092,212

Specialty Retail—0.2%
Home Depot, Inc. (The)	24,100	4,295,584

Technology Hardware, Storage & Peripherals—1.9%
Apple, Inc.	281,998	47,313,624

Textiles, Apparel & Luxury Goods—0.4%
NIKE, Inc. - Class B	152,700	10,145,388

Tobacco—1.6%
Philip Morris International, Inc.	393,762	39,139,943

Water Utilities—0.5%
American Water Works Co., Inc. (a)	150,900	12,393,417

Total Common Stocks (Cost $1,741,086,853)		2,423,585,481

Convertible Preferred Stocks—1.1%

Internet Software & Services—0.6%
Airbnb, Inc. - Series D (b) (c) (d) (e)	97,047	9,780,397
Airbnb, Inc. - Series E (b) (c) (d) (e)	9,760	983,613
Xiaoju Kuaizhi, Inc. - Series A-17 (b) (c) (d) (e)	91,053	4,546,877

		15,310,887

Real Estate Management & Development—0.1%
WeWork Cos., Inc. - Series E (b) (c) (d) (e)	64,744	2,968,512

Software—0.4%
Magic Leap, Inc. - Series C (b) (c) (d) (e)	124,428	3,359,556
Magic Leap, Inc. - Series D (b) (c) (d) (e)	90,348	2,439,396
UBER Technologies, Inc. (b) (c) (d) (e)	1,703	58,578
UBER Technologies, Inc. - Series A (b) (c) (d) (e)	5,334	183,474
UBER Technologies, Inc. - Series B (b) (c) (d) (e)	1,785	61,399
UBER Technologies, Inc. - Series C-1 (b) (c) (d) (e)	472	16,235
UBER Technologies, Inc. - Series C-2 (b) (c) (d) (e)	382	13,140
UBER Technologies, Inc. - Series C-3 (b) (c) (d) (e)	5	172
UBER Technologies, Inc. - Series D (b) (c) (d) (e)	424	14,584
UBER Technologies, Inc. - Series E (b) (c) (d) (e)	204	7,017
UBER Technologies, Inc. - Series G-1 (b) (c) (d) (e)	1,024	35,223
UBER Technologies, Inc. - Series G (b) (c) (d) (e)	98,227	3,378,724

		9,567,498

Total Convertible Preferred Stocks (Cost $19,972,231)		27,846,897

Corporate Bonds & Notes—0.2%

Lodging—0.2%
Caesars Entertainment Corp. 5.000%, 10/01/24 (Cost $5,801,535)	3,089,799	5,385,906

Short-Term Investment—0.4%

Mutual Fund—0.4%
T. Rowe Price Government Reserve Fund (f)	9,670,615	9,670,615

Total Short-Term Investments (Cost $9,670,615)		9,670,615

BHFTII-251

Brighthouse Funds Trust II

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Securities Lending Reinvestments (g)—10.5%

Security Description	Principal Amount*	Value

Certificates of Deposit—4.2%
Banco Del Estado De Chile New York 2.354%, 1M LIBOR + 0.500%, 09/21/18 (h)	2,000,000	$1,999,870
Bank of Nova Scotia 2.482%, 3M LIBOR + 0.280%, 03/20/19 (h)	4,000,000	3,998,256
BNP Paribas New York 1.886%, 1M LIBOR + 0.200%, 05/04/18 (h)	3,000,000	3,000,072
Canadian Imperial Bank of Commerce 1.920%, 1M LIBOR + 0.170%, 04/13/18 (h)	3,000,000	2,999,904
China Construction Bank 1.950%, 04/20/18	6,000,000	5,999,376
Cooperative Rabobank UA 1.860%, 3M LIBOR + 0.140%, 10/16/18 (h)	4,000,000	4,000,000
Credit Suisse AG New York 1.930%, 1M LIBOR + 0.190%, 05/11/18 (h)	1,750,000	1,749,804
1.976%, 1M LIBOR + 0.190%, 04/16/18 (h)	1,750,000	1,749,927
2.230%, FEDEFF PRV + 0.550%, 09/07/18 (h)	5,000,000	5,000,000
Mitsubishi UFJ Trust and Banking Corp. 1.886%, 1M LIBOR + 0.200%, 06/07/18 (h)	5,000,000	4,998,910
1.976%, 1M LIBOR + 0.190%, 04/16/18 (h)	1,600,000	1,599,902
2.077%, 1M LIBOR + 0.200%, 05/30/18 (h)	2,500,000	2,499,585
Mizuho Bank, Ltd., New York 2.077%, 1M LIBOR + 0.200%, 05/29/18 (h)	5,000,000	4,999,580
Natixis New York 1.896%, 1M LIBOR + 0.210%, 08/06/18 (h)	2,000,000	1,999,828
Norinchukin Bank New York 1.670%, 1M LIBOR + 0.300%, 09/04/18 (h)	5,000,000	4,996,970
1.846%, 1M LIBOR + 0.160%, 04/05/18 (h)	1,000,000	999,983
Royal Bank of Canada New York 1.990%, 1M LIBOR + 0.250%, 01/11/19 (h)	6,000,000	5,988,540
2.301%, 1M LIBOR + 0.440%, 09/17/18 (h)	500,000	499,930
Societe Generale 1.950%, 1M LIBOR + 0.210%, 07/10/18 (h)	5,000,000	4,999,585
Standard Chartered plc 2.154%, 1M LIBOR + 0.300%, 08/22/18 (h)	3,500,000	3,499,664
2.250%, 08/21/18	3,500,000	3,498,530
Sumitomo Mitsui Banking Corp., London 2.038%, 1M LIBOR + 0.230%, 05/17/18 (h)	1,500,000	1,498,875
2.071%, 1M LIBOR + 0.230%, 05/21/18 (h)	5,000,000	5,000,000
Sumitomo Mitsui Banking Corp., New York 2.010%, 1M LIBOR + 0.270%, 09/10/18 (h)	8,000,000	7,997,608
2.157%, 1M LIBOR + 0.280%, 07/30/18 (h)	2,500,000	2,499,905
Svenska Handelsbanken AB 2.027%, 1M LIBOR + 0.150%, 04/30/18 (h)	3,000,000	2,999,916
Wells Fargo Bank N.A. 1.835%, 3M LIBOR + 0.130%, 07/11/18 (h)	6,000,000	5,999,910
Westpac Banking Corp. 2.130%, FEDEFF PRV + 0.450%, 02/15/19 (h)	5,500,000	5,499,510

		102,573,940

Commercial Paper—2.4%
Alpine, Ltd. 2.240%, 06/07/18	2,983,200	2,987,610
Canadian Imperial Bank of Commerce 2.208%, 1M LIBOR + 0.400%, 09/17/18 (h)	5,000,000	4,999,545
Danske Corp. 2.080%, 06/04/18	5,469,493	5,479,194

Commercial Paper—(Continued)
Industrial & Commercial Bank of China, Ltd. 1.960%, 04/20/18	5,980,727	5,993,544
La Fayette Asset Securitization LLC 2.170%, 06/08/18	1,988,547	1,991,842
LMA S.A. & LMA Americas 2.150%, 06/01/18	7,459,240	7,471,717
Macquarie Bank, Ltd., London 2.020%, 05/16/18	7,462,546	7,481,017
Ridgefield Funding Co. LLC 2.018%, 1M LIBOR + 0.210%, 05/17/18 (h)	3,000,000	2,999,568
Sheffield Receivables Co. 2.080%, 05/21/18	6,466,576	6,480,968
Toyota Motor Credit Corp. 1.967%, 1M LIBOR + 0.190%, 05/11/18 (h)	6,000,000	5,999,814
UBS AG 1.880%, 1M LIBOR + 0.210%, 05/02/18 (h)	7,000,000	6,998,992

		58,883,811

Master Demand Notes—0.2%
Natixis Financial Products LLC 1.930%, OBFR + 0.250%, 04/02/18 (h)	5,000,000	5,000,000

Repurchase Agreements—3.0%
Citigroup Global Markets, Inc. Repurchase Agreement dated 01/25/17 at 2.230%, due on 06/29/18 with a maturity value of $1,548,317; collateralized by various Common Stock with an aggregate market value of $1,650,000.	1,500,000	1,500,000
Deutsche Bank AG, London Repurchase Agreement dated 03/29/18 at 1.750%, due on 04/02/18 with a maturity value of $1,400,272; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 03/07/22 - 05/24/27, and an aggregate market value of $1,428,008.	1,400,000	1,400,000
Repurchase Agreement dated 03/29/18 at 1.750%, due on 04/02/18 with a maturity value of $800,156; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 06/30/20 - 05/02/25, and an aggregate market value of $816,002.	800,000	800,000
Repurchase Agreement dated 03/29/18 at 1.800%, due on 04/02/18 with a maturity value of $700,140; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.125%, maturity dates ranging from 04/14/22 - 08/07/23, and an aggregate market value of $714,005.	700,000	700,000
Repurchase Agreement dated 01/09/18 at 2.070%, due on 04/02/18 with a maturity value of $1,205,727; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $1,332,854.	1,200,000	1,200,000
Repurchase Agreement dated 03/15/18 at 2.070%, due on 04/02/18 with a maturity value of $10,010,350; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $11,107,120.	10,000,000	10,000,000

BHFTII-252

Brighthouse Funds Trust II

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Securities Lending Reinvestments (g)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Deutsche Bank AG, London Repurchase Agreement dated 09/12/17 at 2.210%, due on 07/02/18 with a maturity value of $4,682,740; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $5,109,275.	4,600,000	$4,600,000
ING Financial Markets LLC Repurchase Agreement dated 03/29/18 at 1.710%, due on 04/02/18 with a maturity value of $955,205; collateralized by U.S. Government Agency Obligations with rates ranging from 0.750% - 3.750%, maturity dates ranging from 04/09/18 - 09/24/26, and an aggregate market value of $974,126.	955,024	955,024
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 2.230%, due on 06/29/18 with a maturity value of $3,632,468; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 8.875%, maturity dates ranging from 01/15/19 - 02/15/48, and various Common Stock with an aggregate market value of $3,786,941.	3,500,000	3,500,000
Repurchase Agreement dated 08/01/17 at 2.230%, due on 06/29/18 with a maturity value of $7,654,242; collateralized by various Common Stock with an aggregate market value of $8,250,001.	7,500,000	7,500,000
Morgan Stanley & Co. LLC Repurchase Agreement dated 03/20/18 at 2.330%, due on 06/20/18 with a maturity value of $4,526,795; collateralized by various Common Stock with an aggregate market value of $4,951,597.	4,500,000	4,500,000
NBC Global Finance, Ltd. Repurchase Agreement dated 11/30/17 at 1.850%, due on 04/02/18 with a maturity value of $5,937,293; collateralized by various Common Stock with an aggregate market value of $6,562,334.	5,900,000	5,900,000
Repurchase Agreement dated 03/16/18 at 1.850%, due on 04/02/18 with a maturity value of $5,004,368; collateralized by various Common Stock with an aggregate market value of $5,561,300.	5,000,000	5,000,000
Repurchase Agreement dated 03/16/18 at 1.880%, due on 04/05/18 with a maturity value of $5,005,222; collateralized by various Common Stock with an aggregate market value of $5,561,300.	5,000,000	5,000,000
Societe Generale Repurchase Agreement dated 03/08/18 at 1.820%, due on 04/02/18 with a maturity value of $5,006,319; collateralized by various Common Stock with an aggregate market value of $5,558,620.	5,000,000	5,000,000
Repurchase Agreement dated 03/16/18 at 1.820%, due on 04/02/18 with a maturity value of $4,003,438; collateralized by various Common Stock with an aggregate market value of $4,446,896.	4,000,000	4,000,000
Repurchase Agreement dated 03/21/18 at 1.820%, due on 04/02/18 with a maturity value of $8,505,157; collateralized by various Common Stock with an aggregate market value of $9,449,653.	8,500,000	8,500,000

Repurchase Agreements—(Continued)
Societe Generale Repurchase Agreement dated 03/28/18 at 1.820%, due on 04/02/18 with a maturity value of $5,001,264; collateralized by various Common Stock with an aggregate market value of $5,558,620.	5,000,000	5,000,000

		75,055,024

Time Deposits—0.7%
ABN AMRO Bank NV 1.680%, 04/02/18	10,000,000	10,000,000
Australia New Zealand Bank 1.670%, 04/02/18	5,000,000	5,000,000
Svenska Handelsbanken AB 1.640%, 04/02/18	2,000,000	2,000,000

		17,000,000

Total Securities Lending Reinvestments (Cost $258,544,933)		258,512,775

Total Investments—110.7% (Cost $2,035,076,167)		2,725,001,674
Other assets and liabilities (net)—(10.7)%		(264,220,566)

Net Assets—100.0%		$2,460,781,108

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2018, the market value of securities loaned was $257,599,973 and the collateral received consisted of cash in the amount of $258,465,352. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2018, these securities represent 1.3% of net assets.
(d)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2018, the market value of restricted securities was $31,991,216, which is 1.3% of net assets. See details shown in the Restricted Securities table that follows.
(e)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(f)	Affiliated Issuer.
(g)	Represents investment of cash collateral received from securities on loan as of March 31, 2018.
(h)	Variable or floating rate security. The stated rate represents the rate at March 31, 2018. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(ADR)—	American Depositary Receipt

BHFTII-253

Brighthouse Funds Trust II

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London InterBank Offered Rate
(OBFR)—	U.S. Overnight Bank Funding Rate

Restricted Securities	Acquisition Date	Shares	Cost	Value
Airbnb, Inc. - Series D	04/16/14	97,047	$3,951,078	$9,780,397
Airbnb, Inc. - Series E	01/28/16	9,760	908,601	983,613
Dropbox, Inc. - Class A	11/07/14	143,175	4,102,231	4,026,806
Magic Leap, Inc. - Series C	01/20/16	124,428	2,865,950	3,359,556
Magic Leap, Inc. - Series D	10/12/17	90,348	2,439,396	2,439,396
UBER Technologies, Inc.	01/16/18	1,703	56,146	58,578
UBER Technologies, Inc. - Series A	01/16/18	5,334	175,856	183,474
UBER Technologies, Inc. - Series B	01/16/18	1,785	58,849	61,399
UBER Technologies, Inc. - Series C-1	01/16/18	472	15,561	16,235
UBER Technologies, Inc. - Series C-2	01/16/18	382	12,594	13,140
UBER Technologies, Inc. - Series C-3	01/16/18	5	165	172
UBER Technologies, Inc. - Series D	01/16/18	424	13,979	14,584
UBER Technologies, Inc. - Series E	01/16/18	204	6,726	7,017
UBER Technologies, Inc. - Series G	12/03/15	98,227	4,790,747	3,378,724
UBER Technologies, Inc. - Series G-1	01/16/18	1,024	49,943	35,223
WeWork Cos., Inc. - Class A	06/23/15	2,563	84,296	117,513
WeWork Cos., Inc. - Series E	06/23/15	64,744	2,129,402	2,968,512
Xiaoju Kuaizhi, Inc. - Series A-17	10/19/15	91,053	2,497,238	4,546,877

				$31,991,216

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2018:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$83,766,127	$—	$—	$83,766,127
Airlines	25,279,423	—	—	25,279,423
Auto Components	15,048,187	—	—	15,048,187
Automobiles	53,147,992	—	—	53,147,992
Banks	37,544,967	—	—	37,544,967
Biotechnology	86,362,051	—	—	86,362,051
Building Products	9,758,014	—	—	9,758,014
Capital Markets	101,542,894	—	—	101,542,894
Chemicals	13,251,680	—	—	13,251,680
Electric Utilities	13,295,062	—	—	13,295,062
Electrical Equipment	18,029,281	—	—	18,029,281

BHFTII-254

Brighthouse Funds Trust II

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Equity Real Estate Investment Trusts	$51,015,620	$—	$—	$51,015,620
Health Care Equipment & Supplies	129,649,533	—	—	129,649,533
Health Care Providers & Services	108,061,601	—	—	108,061,601
Hotels, Restaurants & Leisure	61,760,641	—	—	61,760,641
Household Durables	8,120,000	—	—	8,120,000
Industrial Conglomerates	44,120,918	—	—	44,120,918
Insurance	21,951,585	—	—	21,951,585
Internet & Direct Marketing Retail	318,333,773	—	—	318,333,773
Internet Software & Services	282,985,801	35,544,213	—	318,530,014
IT Services	220,505,396	—	—	220,505,396
Machinery	44,605,218	—	—	44,605,218
Media	25,180,308	—	—	25,180,308
Multi-Utilities	21,464,459	—	—	21,464,459
Multiline Retail	20,238,148	—	—	20,238,148
Professional Services	36,493,241	—	—	36,493,241
Real Estate Management & Development	—	—	117,513	117,513
Semiconductors & Semiconductor Equipment	86,031,667	—	—	86,031,667
Software	337,092,212	—	—	337,092,212
Specialty Retail	4,295,584	—	—	4,295,584
Technology Hardware, Storage & Peripherals	47,313,624	—	—	47,313,624
Textiles, Apparel & Luxury Goods	10,145,388	—	—	10,145,388
Tobacco	39,139,943	—	—	39,139,943
Water Utilities	12,393,417	—	—	12,393,417
Total Common Stocks	2,387,923,755	35,544,213	117,513	2,423,585,481
Total Convertible Preferred Stocks*	—	—	27,846,897	27,846,897
Total Corporate Bonds & Notes*	—	5,385,906	—	5,385,906
Total Short-Term Investment*	9,670,615	—	—	9,670,615
Total Securities Lending Reinvestments*	—	258,512,775	—	258,512,775
Total Investments	$2,397,594,370	$299,442,894	$27,964,410	$2,725,001,674

Collateral for Securities Loaned (Liability)	$—	$(258,465,352)	$—	$(258,465,352)

*	See Schedule of Investments for additional detailed categorizations.

Transfers from Level 3 to Level 2 in the amount of $8,628,019 were due to the initiation of a vendor or broker providing prices based on market indications which have been determined to be significant observable inputs.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2017	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Transfer Out	Balance as of March 31, 2018	Change in Unrealized Appreciation (Depreciation) from Investments Held at March, 2018
Common Stocks
Internet Software & Services	$2,514,875	$—	$—	$(2,514,875)	$—	$—
Real Estate Management & Development	117,514	(1)	—	—	117,513	(1)
Convertible Preferred Stocks
Internet Software & Services	15,962,267	(651,380)	—	—	15,310,887	(651,380)
Real Estate Management & Development	2,968,512	—	—	—	2,968,512	—
Software	9,185,564	(7,884)	389,818	—	9,567,498	(7,884)

	$30,748,732	($659,265)	$389,818	$(2,514,875)	$27,964,410	($659,265)

BHFTII-255

Brighthouse Funds Trust II

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

	Fair Value at March 31, 2018	Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Relationship Between Fair Value and Input; if input value increases then Fair Value:
Common Stock
Real Estate Management & Development	$117,513	Market Transaction Method	Precedent Transactions	$26.00	$51.81	$45.85	Increase
Convertible Preferred Stocks
Internet Software & Services	10,764,010	Discounted Cash Flow	Weighted Average Cost of Capital	14.50%	16.50%	15.50%	Decrease
			Perpetual Growth Rate	3.00%	4.00%	3.50%	Increase
		Comparable Company Analysis	Enterprise Value/Revenue	10.3x	10.3x	10.3x	Increase
			Discount for Lack of Marketability	20.00%	20.00%	20.00%	Decrease
	4,546,877	Market Transaction Method	Precedent Transactions	$50.93	$46.28	$49.94	Increase
Real Estate Management & Development	2,968,512	Market Transaction Method	Precedent Transactions	$26.00	$51.81	$45.85	Increase
Software	5,798,952	Market Transaction Method	Precedent Transaction	$27.00	$27.00	$27.00	Increase
	3,768,546	Market Transaction Method	Precedent Transaction	$34.40	$34.40	$34.40	Increase

BHFTII-256

Brighthouse Funds Trust II

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—99.7% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—4.5%
Aerojet Rocketdyne Holdings, Inc. (a)	192,606	$5,387,190
BWX Technologies, Inc.	137,033	8,705,706
Curtiss-Wright Corp. (b)	66,359	8,963,110
Esterline Technologies Corp. (a)	12,508	914,960
HEICO Corp. - Class A	173,126	12,283,290
Hexcel Corp.	92,470	5,972,637
Moog, Inc. - Class A (a)	97,063	7,998,962
Teledyne Technologies, Inc. (a)	71,846	13,447,416

		63,673,271

Air Freight & Logistics—0.9%
XPO Logistics, Inc. (a)	125,221	12,748,750

Airlines—0.1%
Hawaiian Holdings, Inc.	35,800	1,385,460

Auto Components—1.3%
Cooper-Standard Holdings, Inc. (a)	41,397	5,083,966
LCI Industries	43,790	4,560,728
Tenneco, Inc.	70,070	3,844,741
Visteon Corp. (a)	46,200	5,093,088

		18,582,523

Banks—2.0%
Ameris Bancorp	84,693	4,480,260
CenterState Bank Corp.	200,028	5,306,743
First Bancorp	119,100	4,245,915
Hilltop Holdings, Inc.	101,616	2,383,911
Signature Bank (a)	30,169	4,282,489
SVB Financial Group (a)	33,391	8,014,174

		28,713,492

Beverages—0.5%
Boston Beer Co., Inc. (The) - Class A (a) (b)	18,766	3,547,712
Coca-Cola Bottling Co. Consolidated	18,500	3,194,395

		6,742,107

Biotechnology—6.9%
ACADIA Pharmaceuticals, Inc. (a)	66,788	1,500,726
Acceleron Pharma, Inc. (a)	32,667	1,277,280
Acorda Therapeutics, Inc. (a) (b)	27,523	650,919
Agios Pharmaceuticals, Inc. (a)	56,343	4,607,730
Aimmune Therapeutics, Inc. (a) (b)	47,094	1,499,002
Alkermes plc (a)	21,885	1,268,455
Alnylam Pharmaceuticals, Inc. (a) (b)	20,384	2,427,734
AMAG Pharmaceuticals, Inc. (a)	24,884	501,413
Amicus Therapeutics, Inc. (a)	88,600	1,332,544
Array BioPharma, Inc. (a)	128,500	2,097,120
BioMarin Pharmaceutical, Inc. (a)	12,521	1,015,077
Bluebird Bio, Inc. (a)	39,967	6,824,365
Blueprint Medicines Corp. (a)	52,917	4,852,489
Clovis Oncology, Inc. (a)	49,200	2,597,760
Emergent BioSolutions, Inc. (a)	44,900	2,363,985
Exelixis, Inc. (a)	168,467	3,731,544
FibroGen, Inc. (a)	52,900	2,443,980

Biotechnology—(Continued)
Global Blood Therapeutics, Inc. (a)	35,687	1,723,682
GlycoMimetics, Inc. (a)	43,900	712,497
Incyte Corp. (a)	26,803	2,233,494
Insmed, Inc. (a)	141,984	3,197,480
Ionis Pharmaceuticals, Inc. (a)	36,086	1,590,671
Ironwood Pharmaceuticals, Inc. (a)	122,480	1,889,866
Ligand Pharmaceuticals, Inc. (a)	42,168	6,964,467
Loxo Oncology, Inc. (a)	21,900	2,526,603
Neurocrine Biosciences, Inc. (a) (b)	92,934	7,707,017
Prothena Corp. plc (a)	39,987	1,467,923
Radius Health, Inc. (a) (b)	34,323	1,233,569
Repligen Corp. (a)	71,231	2,577,137
Sage Therapeutics, Inc. (a)	43,738	7,044,880
Sarepta Therapeutics, Inc. (a)	53,300	3,948,997
Seattle Genetics, Inc. (a)	42,212	2,209,376
Spark Therapeutics, Inc. (a)	46,718	3,110,952
TESARO, Inc. (a)	36,495	2,085,324
Ultragenyx Pharmaceutical, Inc. (a)	39,896	2,034,297
United Therapeutics Corp. (a)	14,580	1,638,209
Xencor, Inc. (a)	52,000	1,558,960

		98,447,524

Building Products—1.4%
AAON, Inc.	78,008	3,042,312
JELD-WEN Holding, Inc. (a)	75,500	2,311,810
Lennox International, Inc. (b)	41,082	8,395,928
Patrick Industries, Inc. (a)	105,035	6,496,415

		20,246,465

Capital Markets—2.7%
Cboe Global Markets, Inc.	87,816	10,019,806
E*Trade Financial Corp. (a)	98,665	5,467,028
FactSet Research Systems, Inc. (b)	10,582	2,110,262
Financial Engines, Inc.	46,880	1,640,800
MarketAxess Holdings, Inc. (b)	49,195	10,696,961
MSCI, Inc.	58,616	8,761,333

		38,696,190

Chemicals—3.1%
AdvanSix, Inc. (a)	90,708	3,154,824
Chase Corp.	48,305	5,625,117
GCP Applied Technologies, Inc. (a)	134,948	3,920,239
Ingevity Corp. (a)	89,668	6,607,635
Innospec, Inc.	54,678	3,750,911
Minerals Technologies, Inc.	56,431	3,778,056
NewMarket Corp.	9,791	3,932,849
PolyOne Corp.	125,429	5,333,241
Scotts Miracle-Gro Co. (The) (b)	67,700	5,805,275
Stepan Co.	29,300	2,437,174

		44,345,321

Commercial Services & Supplies—1.9%
Advanced Disposal Services, Inc. (a)	123,648	2,754,877
Casella Waste Systems, Inc. - Class A (a)	259,400	6,064,772
Clean Harbors, Inc. (a)	23,965	1,169,732

BHFTII-257

Brighthouse Funds Trust II

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Commercial Services & Supplies—(Continued)
Healthcare Services Group, Inc. (b)	110,412	$4,800,714
Rollins, Inc.	167,000	8,522,010
U.S. Ecology, Inc.	64,214	3,422,606

		26,734,711

Communications Equipment—0.9%
ARRIS International plc (a)	134,407	3,571,194
EchoStar Corp. - Class A (a)	52,062	2,747,312
NetScout Systems, Inc. (a)	76,469	2,014,958
Plantronics, Inc.	64,862	3,915,719

		12,249,183

Construction & Engineering—0.1%
Valmont Industries, Inc.	11,491	1,681,133

Construction Materials—0.4%
Eagle Materials, Inc.	49,300	5,080,365

Consumer Finance—0.4%
PRA Group, Inc. (a) (b)	81,387	3,092,706
SLM Corp. (a)	241,800	2,710,578

		5,803,284

Containers & Packaging—1.0%
Berry Global Group, Inc. (a)	177,197	9,712,167
Graphic Packaging Holding Co.	342,519	5,257,667

		14,969,834

Distributors—0.7%
Pool Corp.	70,685	10,335,561

Diversified Consumer Services—2.2%
Bright Horizons Family Solutions, Inc. (a)	66,054	6,586,905
Capella Education Co.	51,458	4,494,856
Service Corp. International	246,834	9,315,515
ServiceMaster Global Holdings, Inc. (a)	149,287	7,591,244
Sotheby’s (a)	53,309	2,735,285

		30,723,805

Electrical Equipment—0.5%
Atkore International Group, Inc. (a)	153,970	3,056,305
AZZ, Inc.	27,329	1,194,277
Generac Holdings, Inc. (a)	51,702	2,373,639

		6,624,221

Electronic Equipment, Instruments & Components—3.1%
Cognex Corp.	143,890	7,480,841
Coherent, Inc. (a) (b)	45,754	8,574,300
Littelfuse, Inc.	36,400	7,577,752
Novanta, Inc. (a)	114,000	5,945,100
OSI Systems, Inc. (a)	40,754	2,660,013
Tech Data Corp. (a)	13,400	1,140,742
Zebra Technologies Corp. - Class A (a)	78,400	10,912,496

		44,291,244

Energy Equipment & Services—0.5%
Dril-Quip, Inc. (a) (b)	34,832	1,560,474
Exterran Corp. (a)	91,400	2,440,380
Oceaneering International, Inc.	75,373	1,397,415
RPC, Inc.	116,100	2,093,283

		7,491,552

Equity Real Estate Investment Trusts—3.3%
CoreSite Realty Corp.	73,770	7,396,180
CubeSmart	112,671	3,177,322
CyrusOne, Inc.	127,655	6,537,213
DCT Industrial Trust, Inc.	71,300	4,017,042
Empire State Realty Trust, Inc. - Class A (b)	147,438	2,475,484
Equity Lifestyle Properties, Inc.	78,244	6,867,476
First Industrial Realty Trust, Inc. (b)	186,450	5,449,933
Forest City Realty Trust, Inc. - Class A	136,975	2,775,114
Pebblebrook Hotel Trust (b)	63,203	2,171,023
PS Business Parks, Inc.	29,811	3,369,835
Terreno Realty Corp.	77,117	2,661,308

		46,897,930

Food & Staples Retailing—0.9%
Casey’s General Stores, Inc. (b)	76,572	8,405,308
Performance Food Group Co. (a)	146,700	4,378,995

		12,784,303

Food Products—1.1%
J&J Snack Foods Corp.	47,532	6,490,970
John B Sanfilippo & Son, Inc. (b)	33,195	1,920,995
Post Holdings, Inc. (a)	72,425	5,486,918
TreeHouse Foods, Inc. (a)	52,044	1,991,724

		15,890,607

Health Care Equipment & Supplies—5.4%
Align Technology, Inc. (a)	51,188	12,854,842
Cantel Medical Corp.	63,596	7,085,230
Cooper Cos., Inc. (The)	21,002	4,805,468
DexCom, Inc. (a) (b)	47,091	3,492,269
Glaukos Corp. (a)	48,491	1,494,977
Halyard Health, Inc. (a)	61,188	2,819,543
ICU Medical, Inc. (a)	36,074	9,105,078
IDEXX Laboratories, Inc. (a)	32,991	6,314,147
Inogen, Inc. (a)	60,434	7,423,713
Masimo Corp. (a)	69,085	6,076,026
Natus Medical, Inc. (a)	39,172	1,318,138
NuVasive, Inc. (a)	64,585	3,371,983
Penumbra, Inc. (a)	34,369	3,974,775
West Pharmaceutical Services, Inc. (b)	68,374	6,036,740

		76,172,929

Health Care Providers & Services—2.9%
BioTelemetry, Inc. (a) (b)	70,600	2,192,130
Centene Corp. (a)	78,302	8,368,135
Chemed Corp.	28,800	7,858,368
Corvel Corp. (a)	41,049	2,075,027
Encompass Health Corp.	58,309	3,333,526

BHFTII-258

Brighthouse Funds Trust II

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Providers & Services—(Continued)
Molina Healthcare, Inc. (a) (b)	62,000	$5,033,160
U.S. Physical Therapy, Inc.	53,258	4,329,875
WellCare Health Plans, Inc. (a)	41,899	8,112,903

		41,303,124

Health Care Technology—0.7%
Omnicell, Inc. (a)	103,122	4,475,495
Veeva Systems, Inc. - Class A (a)	80,562	5,882,637

		10,358,132

Hotels, Restaurants & Leisure—4.7%
Brinker International, Inc.	36,790	1,328,119
Cheesecake Factory, Inc. (The) (b)	54,949	2,649,641
Choice Hotels International, Inc.	36,568	2,930,925
Churchill Downs, Inc.	36,019	8,790,437
Denny’s Corp. (a)	318,819	4,919,377
Domino’s Pizza, Inc.	34,262	8,002,233
Hilton Grand Vacations, Inc. (a)	124,983	5,376,769
Jack in the Box, Inc. (b)	41,077	3,505,100
Marriott Vacations Worldwide Corp.	21,712	2,892,038
Pinnacle Entertainment, Inc. (a)	264,957	7,988,454
Ruth’s Hospitality Group, Inc.	111,903	2,736,028
Six Flags Entertainment Corp. (b)	60,359	3,757,951
Vail Resorts, Inc.	51,381	11,391,168

		66,268,240

Household Durables—0.4%
Helen of Troy, Ltd. (a)	64,376	5,600,712

Household Products—0.2%
Spectrum Brands Holdings, Inc. (b)	35,095	3,639,352

Independent Power and Renewable Electricity Producers—0.4%
Ormat Technologies, Inc. (b)	96,390	5,434,468

Insurance—0.6%
Heritage Insurance Holdings, Inc. (b)	47,817	724,906
Primerica, Inc. (b)	77,309	7,468,049

		8,192,955

Internet & Direct Marketing Retail—0.4%
Liberty Expedia Holdings, Inc. - Class A (a)	85,275	3,349,602
Shutterfly, Inc. (a)	38,461	3,124,956

		6,474,558

Internet Software & Services—2.0%
Envestnet, Inc. (a)	106,835	6,121,646
GTT Communications, Inc. (a)	45,300	2,568,510
j2 Global, Inc. (b)	51,991	4,103,130
LogMeIn, Inc.	34,582	3,995,950
MercadoLibre, Inc.	12,991	4,629,862
Stamps.com, Inc. (a)	37,276	7,494,340

		28,913,438

IT Services—5.5%
Blackhawk Network Holdings, Inc. (a)	57,852	2,585,984
Booz Allen Hamilton Holding Corp.	191,145	7,401,134
Broadridge Financial Solutions, Inc.	93,463	10,251,957
Cardtronics plc - Class A (a)	111,672	2,491,402
CoreLogic, Inc. (a)	137,130	6,202,390
CSRA, Inc.	166,929	6,882,483
DST Systems, Inc.	98,712	8,257,259
Euronet Worldwide, Inc. (a) (b)	79,898	6,305,550
Gartner, Inc. (a) (b)	41,061	4,829,595
Jack Henry & Associates, Inc.	43,062	5,208,349
MAXIMUS, Inc.	142,334	9,499,371
Travelport Worldwide, Ltd.	39,489	645,250
WEX, Inc. (a)	50,474	7,905,238

		78,465,962

Leisure Products—0.4%
Brunswick Corp.	88,946	5,282,503

Life Sciences Tools & Services—1.9%
Bio-Rad Laboratories, Inc. - Class A (a)	20,989	5,248,929
Bruker Corp.	66,800	1,998,656
Cambrex Corp. (a) (b)	85,963	4,495,865
Charles River Laboratories International, Inc. (a)	66,197	7,065,868
PRA Health Sciences, Inc. (a)	70,937	5,884,933
Syneos Health, Inc. (a)	59,686	2,118,853

		26,813,104

Machinery—4.5%
Chart Industries, Inc. (a) (b)	31,262	1,845,396
Douglas Dynamics, Inc.	78,700	3,411,645
Graco, Inc.	161,077	7,364,441
IDEX Corp.	27,373	3,900,926
John Bean Technologies Corp.	80,861	9,169,637
Lincoln Electric Holdings, Inc.	37,172	3,343,621
Lydall, Inc. (a)	100,608	4,854,336
Middleby Corp. (The) (a) (b)	36,398	4,505,708
Nordson Corp.	48,094	6,557,136
Standex International Corp.	19,502	1,859,516
Toro Co. (The)	158,285	9,884,898
Welbilt, Inc. (a)	148,367	2,885,738
Woodward, Inc. (b)	70,357	5,041,783

		64,624,781

Marine—0.1%
Matson, Inc.	48,260	1,382,166

Media—2.3%
Cable One, Inc.	12,100	8,314,031
GCI Liberty, Inc. - Class A (a)	120,914	6,391,514
Gray Television, Inc. (a)	181,454	2,304,466
Lions Gate Entertainment Corp. - Class B	165,233	3,978,811
Live Nation Entertainment, Inc. (a)	180,636	7,612,001
MSG Networks, Inc. - Class A (a) (b)	176,000	3,977,600

		32,578,423

BHFTII-259

Brighthouse Funds Trust II

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Metals & Mining—0.2%
Worthington Industries, Inc.	65,616	$2,816,239

Multiline Retail—0.2%
Big Lots, Inc. (b)	68,358	2,975,624

Oil, Gas & Consumable Fuels—2.4%
Carrizo Oil & Gas, Inc. (a) (b)	55,028	880,448
Diamondback Energy, Inc. (a) (b)	53,980	6,829,550
Matador Resources Co. (a)	227,934	6,817,506
PDC Energy, Inc. (a)	47,978	2,352,361
RSP Permian, Inc. (a)	162,646	7,624,845
World Fuel Services Corp.	42,818	1,051,182
WPX Energy, Inc. (a)	567,958	8,394,419

		33,950,311

Paper & Forest Products—0.2%
KapStone Paper and Packaging Corp.	96,035	3,294,961

Personal Products—0.2%
Nu Skin Enterprises, Inc. - Class A	36,802	2,712,675

Pharmaceuticals—3.2%
Aerie Pharmaceuticals, Inc. (a)	47,112	2,555,826
Catalent, Inc. (a)	157,701	6,475,203
Depomed, Inc. (a)	150,974	994,919
Dermira, Inc. (a)	40,515	323,715
Innoviva, Inc. (a) (b)	57,530	959,025
Jazz Pharmaceuticals plc (a)	11,791	1,780,323
MyoKardia, Inc. (a)	34,137	1,665,886
Nektar Therapeutics (a)	126,944	13,489,069
Pacira Pharmaceuticals, Inc. (a)	33,607	1,046,858
Phibro Animal Health Corp. - Class A	71,241	2,828,268
Prestige Brands Holdings, Inc. (a) (b)	128,778	4,342,394
Supernus Pharmaceuticals, Inc. (a)	101,834	4,663,997
TherapeuticsMD, Inc. (a) (b)	235,710	1,147,908
Theravance Biopharma, Inc. (a) (b)	72,214	1,751,189
WAVE Life Sciences, Ltd. (a) (b)	21,287	853,609

		44,878,189

Professional Services—2.1%
ASGN, Inc. (a)	90,100	7,377,388
CoStar Group, Inc. (a) (b)	14,707	5,333,935
Dun & Bradstreet Corp. (The)	30,963	3,622,671
Exponent, Inc.	75,482	5,936,659
TransUnion (a)	126,561	7,186,134

		29,456,787

Real Estate Management & Development—0.1%
Kennedy-Wilson Holdings, Inc. (b)	75,353	1,311,142

Road & Rail—1.1%
Landstar System, Inc.	52,465	5,752,787
Old Dominion Freight Line, Inc.	64,646	9,501,023

		15,253,810

Semiconductors & Semiconductor Equipment—4.4%
Advanced Energy Industries, Inc. (a)	74,144	4,737,801
Cabot Microelectronics Corp.	32,183	3,447,121
Cavium, Inc. (a)	64,216	5,097,466
Cirrus Logic, Inc. (a)	126,374	5,134,576
Ichor Holdings, Ltd. (a)	63,000	1,525,230
Integrated Device Technology, Inc. (a) (b)	208,772	6,380,072
MaxLinear, Inc. (a)	247,489	5,630,375
Mellanox Technologies, Ltd. (a)	58,200	4,239,870
Microsemi Corp. (a)	151,594	9,811,164
MKS Instruments, Inc.	77,200	8,928,180
Nanometrics, Inc. (a) (b)	68,000	1,829,200
Versum Materials, Inc.	169,209	6,367,335

		63,128,390

Software—8.4%
ACI Worldwide, Inc. (a)	148,869	3,531,173
Aspen Technology, Inc. (a)	100,168	7,902,254
Blackbaud, Inc.	96,324	9,806,746
CommVault Systems, Inc. (a)	63,371	3,624,821
Computer Modelling Group, Ltd.	79,725	574,879
Descartes Systems Group, Inc. (The) (a)	90,758	2,591,141
Ellie Mae, Inc. (a) (b)	39,081	3,593,107
Fair Isaac Corp. (a)	63,868	10,817,323
Fortinet, Inc. (a)	84,233	4,513,204
Manhattan Associates, Inc. (a)	102,723	4,302,039
Pegasystems, Inc. (b)	115,995	7,035,097
Proofpoint, Inc. (a) (b)	61,801	7,023,684
PTC, Inc. (a) (b)	81,368	6,347,518
Qualys, Inc. (a)	74,300	5,405,325
RealPage, Inc. (a)	116,500	5,999,750
SS&C Technologies Holdings, Inc.	181,080	9,713,131
Take-Two Interactive Software, Inc. (a)	111,316	10,884,478
Tyler Technologies, Inc. (a) (b)	42,751	9,018,751
Ultimate Software Group, Inc. (The) (a) (b)	25,924	6,317,679

		119,002,100

Specialty Retail—1.7%
Aaron’s, Inc.	30,361	1,414,823
Burlington Stores, Inc. (a)	99,066	13,190,638
Children’s Place, Inc. (The)	19,992	2,703,918
Murphy USA, Inc. (a)	73,620	5,359,536
Sally Beauty Holdings, Inc. (a) (b)	54,845	902,200

		23,571,115

Technology Hardware, Storage & Peripherals—0.3%
NCR Corp. (a)	134,850	4,250,472

Textiles, Apparel & Luxury Goods—0.8%
Carter’s, Inc.	53,572	5,576,845
Steven Madden, Ltd.	136,995	6,014,081

		11,590,926

Thrifts & Mortgage Finance—0.6%
MGIC Investment Corp. (a)	344,883	4,483,479
Radian Group, Inc.	184,682	3,516,345

		7,999,824

BHFTII-260

Brighthouse Funds Trust II

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Trading Companies & Distributors—1.0%
Beacon Roofing Supply, Inc. (a)	74,650	$3,961,675
Univar, Inc. (a)	160,308	4,448,547
Watsco, Inc.	30,171	5,460,046

		13,870,268

Total Common Stocks (Cost $990,793,541)		1,416,706,516

Rights—0.0%

Biotechnology—0.0%
Dyax Corp., Expires 12/31/19 (a) (c) (d) (e) (Cost $146,631)	132,100	416,643

Short-Term Investment—0.5%

Mutual Fund—0.5%
T. Rowe Price Government Reserve Fund (f)	6,284,453	6,284,453

Total Short-Term Investments (Cost $6,284,453)		6,284,453

Securities Lending Reinvestments (g)—5.3%

Certificates of Deposit—2.2%
Banco Del Estado De Chile New York 1.985%, 1M LIBOR + 0.220%, 05/14/18 (h)	1,500,000	1,499,895
Bank of Nova Scotia 2.482%, 3M LIBOR + 0.280%, 03/20/19 (h)	1,500,000	1,499,346
Barclays Capital, plc 1.956%, 1M LIBOR + 0.270%, 08/03/18 (h)	2,500,000	2,499,815
China Construction Bank 1.950%, 04/20/18	1,000,000	999,896
Citigroup Global Markets, Ltd. 2.070%, 1M LIBOR + 0.330%, 09/12/18 (h)	500,000	499,913
Cooperative Rabobank UA 1.860%, 3M LIBOR + 0.140%, 10/16/18 (h)	1,750,000	1,750,000
Credit Suisse AG New York 1.930%, 1M LIBOR + 0.190%, 05/11/18 (h)	1,000,000	999,888
1.976%, 1M LIBOR + 0.190%, 04/16/18 (h)	1,500,000	1,499,937
Mitsubishi UFJ Trust and Banking Corp. 1.976%, 1M LIBOR + 0.190%, 04/16/18 (h)	1,000,000	999,939
Mizuho Bank, Ltd., New York 1.891%, 1M LIBOR + 0.200%, 04/06/18 (h)	500,000	499,993
2.008%, 1M LIBOR + 0.200%, 04/18/18 (h)	1,500,000	1,499,979
2.077%, 1M LIBOR + 0.200%, 05/29/18 (h)	500,000	499,958
Natixis New York 2.220%, 06/11/18	500,000	500,083
Norinchukin Bank New York 1.670%, 1M LIBOR + 0.300%, 09/04/18 (h)	500,000	499,697
2.061%, 1M LIBOR + 0.200%, 07/23/18 (h)	1,500,000	1,499,283
Oversea-Chinese Banking Corp., Ltd. 2.150%, 06/06/18	1,500,000	1,500,148

Certificates of Deposit—(Continued)
Royal Bank of Canada New York 1.990%, 1M LIBOR + 0.250%, 01/11/19 (h)	1,500,000	1,497,135
2.301%, 1M LIBOR + 0.440%, 09/17/18 (h)	1,000,000	999,859
Societe Generale 1.950%, 1M LIBOR + 0.210%, 07/10/18 (h)	1,500,000	1,499,875
Standard Chartered plc 2.250%, 08/21/18	1,500,000	1,499,370
Sumitomo Mitsui Banking Corp., London 2.038%, 1M LIBOR + 0.230%, 05/17/18 (h)	500,000	499,625
Sumitomo Mitsui Banking Corp., New York 2.010%, 1M LIBOR + 0.270%, 09/10/18 (h)	2,000,000	1,999,402
2.062%, 1M LIBOR + 0.190%, 04/26/18 (h)	1,500,000	1,499,988
Wells Fargo Bank N.A. 1.893%, 3M LIBOR + 0.140%, 10/26/18 (h)	1,500,000	1,500,577
Westpac Banking Corp. 2.130%, FEDEFF PRV + 0.450%, 02/15/19 (h)	1,500,000	1,499,866

		31,243,467

Commercial Paper—0.7%
Canadian Imperial Bank of Commerce 2.208%, 1M LIBOR + 0.400%, 09/17/18 (h)	1,000,000	999,909
Industrial & Commercial Bank of China, Ltd. 1.960%, 04/20/18	996,788	998,924
ING Funding LLC 1.930%, 1M LIBOR + 0.190%, 08/10/18 (h)	1,000,000	999,644
LMA S.A. & LMA Americas 2.150%, 06/01/18	994,565	996,229
2.150%, 06/04/18	994,386	996,040
Macquarie Bank, Ltd., London 2.020%, 05/16/18	497,503	498,735
Ridgefield Funding Co. LLC 2.018%, 1M LIBOR + 0.210%, 05/17/18 (h)	2,000,000	1,999,712
Toyota Motor Credit Corp. 1.967%, 1M LIBOR + 0.190%, 05/11/18 (h)	1,500,000	1,499,953
UBS AG 1.880%, 1M LIBOR + 0.210%, 05/02/18 (h)	1,000,000	999,856

		9,989,002

Repurchase Agreements—2.0%
Citigroup Global Markets, Inc. Repurchase Agreement dated 01/25/17 at 2.230%, due on 06/29/18 with a maturity value of $1,032,211; collateralized by various Common Stock with an aggregate market value of $1,100,000.	1,000,000	1,000,000
Deutsche Bank AG, London
Repurchase Agreement dated 03/29/18 at 1.750%, due on 04/02/18 with a maturity value of $1,300,253; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 03/07/22 - 05/24/27, and an aggregate market value of $1,326,007.	1,300,000	1,300,000

BHFTII-261

Brighthouse Funds Trust II

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Securities Lending Reinvestments (g)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Deutsche Bank AG, London
Repurchase Agreement dated 03/29/18 at 1.750%, due on 04/02/18 with a maturity value of $700,136; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 06/30/20 - 05/02/25, and an aggregate market value of $714,002.	700,000	$700,000
Repurchase Agreement dated 03/29/18 at 1.800%, due on 04/02/18 with a maturity value of $700,140; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.125%, maturity dates ranging from 04/14/22 - 07/07/23, and an aggregate market value of $714,005.	700,000	700,000
Repurchase Agreement dated 01/09/18 at 2.070%, due on 04/02/18 with a maturity value of $3,014,318; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $3,332,136.	3,000,000	3,000,000
Repurchase Agreement dated 03/15/18 at 2.070%, due on 04/02/18 with a maturity value of $5,005,175; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $5,553,560.	5,000,000	5,000,000
Repurchase Agreement dated 09/12/17 at 2.210%, due on 07/02/18 with a maturity value of $1,017,987; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $1,110,712.	1,000,000	1,000,000
ING Financial Markets LLC Repurchase Agreement dated 03/29/18 at 1.710%, due on 04/02/18 with a maturity value of $2,267,150; collateralized by U.S. Government Agency Obligations with rates ranging from 0.750% - 3.750%, maturity dates ranging from 04/09/18 - 09/24/26, and an aggregate market value of $2,312,059.	2,266,720	2,266,720
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 2.230%, due on 06/29/18 with a maturity value of $4,774,101; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 8.875%, maturity dates ranging from 01/15/19 - 02/15/48, and various Common Stock with an aggregate market value of $4,977,123.	4,600,000	4,600,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 11/30/17 at 1.850%, due on 04/02/18 with a maturity value of $1,308,217; collateralized by various Common Stock with an aggregate market value of $1,445,938.	1,300,000	1,300,000
Repurchase Agreement dated 03/16/18 at 1.850%, due on 04/02/18 with a maturity value of $1,000,874; collateralized by various Common Stock with an aggregate market value of $1,112,260.	1,000,000	1,000,000
Repurchase Agreement dated 03/16/18 at 1.880%, due on 04/05/18 with a maturity value of $1,001,044; collateralized by various Common Stock with an aggregate market value of $1,112,260.	1,000,000	1,000,000

Repurchase Agreements—(Continued)
Pershing LLC Repurchase Agreement dated 03/29/18 at 1.780%, due on 04/02/18 with a maturity value of $2,000,396; collateralized by U.S. Government Agency and Treasury Obligations with rates ranging from 0.000% - 11.500%, maturity dates ranging from 03/31/18 - 02/20/68, and an aggregate market value of $2,040,000.	2,000,000	2,000,000
Societe Generale
Repurchase Agreement dated 03/08/18 at 1.820%, due on 04/02/18 with a maturity value of $1,001,264; collateralized by various Common Stock with an aggregate market value of $1,111,724.	1,000,000	1,000,000
Repurchase Agreement dated 03/16/18 at 1.820%, due on 04/02/18 with a maturity value of $1,000,859; collateralized by various Common Stock with an aggregate market value of $1,111,724.	1,000,000	1,000,000
Repurchase Agreement dated 03/21/18 at 1.820%, due on 04/02/18 with a maturity value of $1,901,153; collateralized by various Common Stock with an aggregate market value of $2,112,275.	1,900,000	1,900,000

		28,766,720

Time Deposits—0.4%
DNB Bank ASA 1.640%, 04/02/18	2,500,000	2,500,000
Svenska Handelsbanken AB 1.640%, 04/02/18	2,500,000	2,500,000

		5,000,000

Total Securities Lending Reinvestments (Cost $75,007,160)		74,999,189

Total Investments—105.5% (Cost $1,072,231,785)		1,498,406,801
Other assets and liabilities (net)—(5.5)%		(77,996,756)

Net Assets—100.0%		$1,420,410,045

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2018, the market value of securities loaned was $73,855,890 and the collateral received consisted of cash in the amount of $74,999,962. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2018, these securities represent less than 0.05% of net assets.
(e)	Illiquid security. As of March 31, 2018, these securities represent 0.0% of net assets.
(f)	Affiliated Issuer.
(g)	Represents investment of cash collateral received from securities on loan as of March 31, 2018.

BHFTII-262

Brighthouse Funds Trust II

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

(h)	Variable or floating rate security. The stated rate represents the rate at March 31, 2018. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London InterBank Offered Rate

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2018:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,416,706,516	$—	$—	$1,416,706,516
Total Rights*	—	—	416,643	416,643
Total Short-Term Investment*	6,284,453	—	—	6,284,453
Total Securities Lending Reinvestments	—	74,999,189	—	74,999,189
Total Investments	$1,422,990,969	$74,999,189	$416,643	$1,498,406,801

Collateral for Securities Loaned (Liability)	$—	$(74,999,962)	$—	$(74,999,962)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2018 is not presented.

BHFTII-263

Brighthouse Funds Trust II

Van Eck Global Natural Resources Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—95.3% of Net Assets

Security Description	Shares	Value

Chemicals—5.3%
CF Industries Holdings, Inc. (a)	691,100	$26,075,203
Nutrien, Ltd. (a)	601,623	28,432,703

		54,507,906

Electrical Equipment—0.6%
Sunrun, Inc. (a) (b)	639,100	5,707,163

Energy Equipment & Services—14.1%
FTS International, Inc. (b)	112,700	2,072,553
Halliburton Co.	550,300	25,831,082
Nabors Industries, Ltd. (a)	2,911,400	20,350,686
Patterson-UTI Energy, Inc.	1,383,300	24,221,583
ProPetro Holding Corp. (a) (b)	1,096,200	17,418,618
Schlumberger, Ltd.	357,600	23,165,328
Superior Energy Services, Inc. (a) (b)	1,246,100	10,504,623
Tenaris S.A. (ADR) (a)	337,200	11,690,724
Weatherford International plc (a) (b)	4,157,500	9,520,675

		144,775,872

Food Products—3.0%
Bunge, Ltd.	143,700	10,625,178
Tyson Foods, Inc. - Class A	280,900	20,559,071

		31,184,249

Independent Power and Renewable Electricity Producers—0.5%
Ormat Technologies, Inc. (a)	81,400	4,589,332

Marine—0.8%
Kirby Corp. (a) (b)	104,400	8,033,580

Metals & Mining—32.5%
Agnico Eagle Mines, Ltd. (U.S. Listed Shares)	680,033	28,608,988
Barrick Gold Corp.	1,041,600	12,967,920
First Quantum Minerals, Ltd.	3,225,300	45,287,132
Glencore plc (b)	9,820,637	48,865,564
Goldcorp, Inc.	448,900	6,203,798
IAMGOLD Corp. (b)	1,271,600	6,599,604
KAZ Minerals plc (b)	1,137,900	13,727,357
Kinross Gold Corp. (b)	2,701,300	10,670,135
New Gold, Inc. (b)	1,582,300	4,082,334
Newmont Mining Corp.	1,033,800	40,390,566
Petra Diamonds, Ltd. (a) (b)	5,368,527	4,944,194
Randgold Resources, Ltd. (ADR) (a)	167,000	13,901,080
Rio Tinto plc (ADR) (a)	422,400	21,766,272
Steel Dynamics, Inc.	622,500	27,526,950
Teck Resources, Ltd. - Class B	1,868,700	48,137,712

		333,679,606

Mortgage Real Estate Investment Trusts—0.5%
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (a)	265,943	5,185,888

Oil, Gas & Consumable Fuels—37.0%
Cimarex Energy Co.	286,400	26,778,400

Oil, Gas & Consumable Fuels—(Continued)
CNX Resources Corp. (b)	1,330,200	20,524,986
Concho Resources, Inc. (b)	286,350	43,046,995
CONSOL Energy, Inc. (a) (b)	166,250	4,816,263
Diamondback Energy, Inc. (a) (b)	385,900	48,824,068
EOG Resources, Inc.	385,900	40,623,693
Golar LNG, Ltd. (a)	692,200	18,938,592
Green Plains, Inc. (a)	818,200	13,745,760
Laredo Petroleum, Inc. (a) (b)	873,500	7,608,185
Newfield Exploration Co. (a) (b)	841,500	20,549,430
Parsley Energy, Inc. - Class A (b)	1,461,800	42,377,582
PBF Energy, Inc. - Class A	176,800	5,993,520
PDC Energy, Inc. (a) (b)	455,600	22,338,068
Pioneer Natural Resources Co.	252,100	43,305,738
RSP Permian, Inc. (a) (b)	367,100	17,209,648
Scorpio Tankers, Inc.	1,747,000	3,424,120

		380,105,048

Paper & Forest Products—1.0%
Louisiana-Pacific Corp.	360,100	10,360,077

Total Common Stocks (Cost $874,176,160)		978,128,721

Short-Term Investment—4.6%

Mutual Fund—4.6%
AIM STIT-STIC Prime Portfolio	47,549,406	47,549,406

Total Short-Term Investments (Cost $47,549,397)		47,549,406

Securities Lending Reinvestments (c)—17.8%

Certificates of Deposit—8.6%
Barclays Capital, plc 1.956%, 1M LIBOR + 0.270%, 08/03/18 (d)	3,000,000	2,999,778
BNP Paribas New York 1.886%, 1M LIBOR + 0.200%, 05/04/18 (d)	4,000,000	4,000,096
Canadian Imperial Bank of Commerce 1.920%, 1M LIBOR + 0.170%, 04/13/18 (d)	1,500,000	1,499,952
Chiba Bank, Ltd., New York 1.740%, 04/11/18	4,000,000	3,999,692
China Construction Bank 1.950%, 04/20/18	4,000,000	3,999,584
Citigroup Global Markets, Ltd. 2.070%, 1M LIBOR + 0.330%, 09/12/18 (d)	6,000,000	5,998,950
Cooperative Rabobank UA 1.860%, 3M LIBOR + 0.140%, 10/16/18 (d)	2,500,000	2,500,000
Credit Agricole S.A. 2.032%, 1M LIBOR + 0.330%, 10/09/18 (d)	6,000,000	5,999,154
Credit Suisse AG New York 1.930%, 1M LIBOR + 0.190%, 05/11/18 (d)	1,000,000	999,888
1.976%, 1M LIBOR + 0.190%, 04/16/18 (d)	2,500,000	2,499,895
2.230%, FEDEFF PRV + 0.550%, 09/07/18 (d)	2,000,000	2,000,000

BHFTII-264

Brighthouse Funds Trust II

Van Eck Global Natural Resources Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Mitsubishi UFJ Trust and Banking Corp. 1.886%, 1M LIBOR + 0.200%, 06/07/18 (d)	5,000,000	$4,998,910
1.976%, 1M LIBOR + 0.190%, 04/16/18 (d)	1,000,000	999,939
2.077%, 1M LIBOR + 0.200%, 05/30/18 (d)	2,000,000	1,999,668
Mizuho Bank, Ltd., New York 2.077%, 1M LIBOR + 0.200%, 05/29/18 (d)	4,000,000	3,999,664
Natixis New York 2.220%, 06/11/18	3,500,000	3,500,581
Norinchukin Bank New York 1.670%, 1M LIBOR + 0.300%, 09/04/18 (d)	5,000,000	4,996,970
Royal Bank of Canada New York 1.990%, 1M LIBOR + 0.250%, 01/11/19 (d)	5,500,000	5,489,495
Societe Generale 1.950%, 1M LIBOR + 0.210%, 07/10/18 (d)	3,000,000	2,999,751
Standard Chartered plc 2.154%, 1M LIBOR + 0.300%, 08/22/18 (d)	2,000,000	1,999,808
2.250%, 08/21/18	2,000,000	1,999,160
Sumitomo Mitsui Banking Corp., London 2.038%, 1M LIBOR + 0.230%, 05/17/18 (d)	1,000,000	999,250
2.071%, 1M LIBOR + 0.230%, 05/21/18 (d)	2,000,000	2,000,000
Sumitomo Mitsui Banking Corp., New York 1.920%, 1M LIBOR + 0.180%, 04/11/18 (d)	1,500,000	1,499,946
2.010%, 1M LIBOR + 0.270%, 09/10/18 (d)	2,500,000	2,499,253
2.062%, 1M LIBOR + 0.190%, 04/26/18 (d)	3,000,000	2,999,976
2.157%, 1M LIBOR + 0.280%, 07/30/18 (d)	2,000,000	1,999,924
Svenska Handelsbanken AB 2.027%, 1M LIBOR + 0.150%, 04/30/18 (d)	1,500,000	1,499,958
Wells Fargo Bank N.A. 1.835%, 3M LIBOR + 0.130%, 07/11/18 (d)	1,500,000	1,499,978
Westpac Banking Corp. 2.130%, FEDEFF PRV + 0.450%, 02/15/19 (d)	3,500,000	3,499,688

		87,978,908

Commercial Paper—2.9%
Alpine, Ltd. 2.240%, 06/07/18	2,983,200	2,987,610
Canadian Imperial Bank of Commerce 2.208%, 1M LIBOR + 0.400%, 09/17/18 (d)	5,000,000	4,999,545
Danske Corp. 2.080%, 06/04/18	5,469,493	5,479,193
Industrial & Commercial Bank of China, Ltd. 1.960%, 04/20/18	3,987,151	3,995,696
Macquarie Bank, Ltd., London 2.020%, 05/16/18	4,975,031	4,987,345
Ridgefield Funding Co. LLC 2.018%, 1M LIBOR + 0.210%, 05/17/18 (d)	2,500,000	2,499,640
Toyota Motor Credit Corp. 1.967%, 1M LIBOR + 0.190%, 05/11/18 (d)	1,500,000	1,499,954
UBS AG 1.880%, 1M LIBOR + 0.210%, 05/02/18 (d)	4,000,000	3,999,424

		30,448,407

Repurchase Agreements—6.1%
Citigroup Global Markets, Inc. Repurchase Agreement dated 01/25/17 at 2.230%, due on 06/29/18 with a maturity value of $1,032,211; collateralized by various Common Stock with an aggregate market value of $1,100,000.	1,000,000	1,000,000
Deutsche Bank AG, London Repurchase Agreement dated 03/29/18 at 1.750%, due on 04/02/18 with a maturity value of $1,400,272; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 03/07/22 - 05/24/27, and an aggregate market value of $1,428,008.	1,400,000	1,400,000
Repurchase Agreement dated 03/29/18 at 1.750%, due on 04/02/18 with a maturity value of $800,156; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 06/30/20 - 05/02/25, and an aggregate market value of $816,002.	800,000	800,000
Repurchase Agreement dated 03/29/18 at 1.800%, due on 04/02/18 with a maturity value of $700,140; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.125%, maturity dates ranging from 04/14/22 - 08/07/23, and an aggregate market value of $714,005.	700,000	700,000
Repurchase Agreement dated 01/09/18 at 2.070%, due on 04/02/18 with a maturity value of $904,295; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $999,641.	900,000	900,000
Repurchase Agreement dated 03/15/18 at 2.070%, due on 04/02/18 with a maturity value of $7,007,245; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $7,774,984.	7,000,000	7,000,000
Repurchase Agreement dated 09/12/17 at 2.210%, due on 07/02/18 with a maturity value of $1,832,377; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $1,999,282.	1,800,000	1,800,000
ING Financial Markets LLC Repurchase Agreement dated 03/29/18 at 1.710%, due on 04/02/18 with a maturity value of $5,659,835; collateralized by U.S. Government Agency Obligations with rates ranging from 0.750% - 3.750%, maturity dates ranging from 04/09/18 - 09/24/26, and an aggregate market value of $5,771,946.	5,658,759	5,658,759
Merrill Lynch, Pierce, Fenner & Smith, Inc.
Repurchase Agreement dated 10/26/16 at 2.230%, due on 06/29/18 with a maturity value of $830,278; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 8.875%, maturity dates ranging from 01/15/19 - 02/15/48, and various Common Stock with an aggregate market value of $865,587.	800,000	800,000
Repurchase Agreement dated 08/01/17 at 2.230%, due on 06/29/18 with a maturity value of $4,082,262; collateralized by various Common Stock with an aggregate market value of $4,400,001.	4,000,000	4,000,000

BHFTII-265

Brighthouse Funds Trust II

Van Eck Global Natural Resources Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Morgan Stanley & Co. LLC Repurchase Agreement dated 03/20/18 at 2.330%, due on 06/20/18 with a maturity value of $4,526,795; collateralized by various Common Stock with an aggregate market value of $4,951,597.	4,500,000	$4,500,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 11/30/17 at 1.850%, due on 04/02/18 with a maturity value of $4,629,076; collateralized by various Common Stock with an aggregate market value of $5,116,396.	4,600,000	4,600,000
Repurchase Agreement dated 03/16/18 at 1.850%, due on 04/02/18 with a maturity value of $4,003,494; collateralized by various Common Stock with an aggregate market value of $4,449,040.	4,000,000	4,000,000
Repurchase Agreement dated 03/16/18 at 1.880%, due on 04/05/18 with a maturity value of $5,005,222; collateralized by various Common Stock with an aggregate market value of $5,561,300.	5,000,000	5,000,000
Pershing LLC Repurchase Agreement dated 03/29/18 at 1.780%, due on 04/02/18 with a maturity value of $2,000,396; collateralized by U.S. Government Agency and Treasury Obligations with rates ranging from 0.000% - 11.500%, maturity dates ranging from 03/31/18 - 02/20/68, and an aggregate market value of $2,040,000.	2,000,000	2,000,000
Societe Generale
Repurchase Agreement dated 03/08/18 at 1.820%, due on 04/02/18 with a maturity value of $4,005,056; collateralized by various Common Stock with an aggregate market value of $4,446,896.	4,000,000	4,000,000
Repurchase Agreement dated 03/16/18 at 1.820%, due on 04/02/18 with a maturity value of $3,002,578; collateralized by various Common Stock with an aggregate market value of $3,335,172.	3,000,000	3,000,000
Repurchase Agreement dated 03/21/18 at 1.820%, due on 04/02/18 with a maturity value of $6,203,761; collateralized by various Common Stock with an aggregate market value of $6,892,688.	6,200,000	6,200,000
Repurchase Agreement dated 03/28/18 at 1.820%, due on 04/02/18 with a maturity value of $5,001,264; collateralized by various Common Stock with an aggregate market value of $5,558,620.	5,000,000	5,000,000

		62,358,759

Time Deposit—0.2%
Svenska Handelsbanken AB 1.640%, 04/02/18	2,000,000	2,000,000

Total Securities Lending Reinvestments (Cost $182,810,155)		182,786,074

Total Investments— 117.7% (Cost $1,104,535,712)		1,208,464,201
Other assets and liabilities (net)—(17.7)%		(181,800,815)

Net Assets—100.0%		$1,026,663,386

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2018, the market value of securities loaned was $180,916,922 and the collateral received consisted of cash in the amount of $182,773,634. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2018.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2018. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(ADR)—	American Depositary Receipt
(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London InterBank Offered Rate

BHFTII-266

Brighthouse Funds Trust II

Van Eck Global Natural Resources Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2018:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Chemicals	$54,507,906	$—	$—	$54,507,906
Electrical Equipment	5,707,163	—	—	5,707,163
Energy Equipment & Services	144,775,872	—	—	144,775,872
Food Products	31,184,249	—	—	31,184,249
Independent Power and Renewable Electricity Producers	4,589,332	—	—	4,589,332
Marine	8,033,580	—	—	8,033,580
Metals & Mining	266,142,491	67,537,115	—	333,679,606
Mortgage Real Estate Investment Trusts	5,185,888	—	—	5,185,888
Oil, Gas & Consumable Fuels	380,105,048	—	—	380,105,048
Paper & Forest Products	10,360,077	—	—	10,360,077
Total Common Stocks	910,591,606	67,537,115	—	978,128,721
Total Short-Term Investment*	47,549,406	—	—	47,549,406
Total Securities Lending Reinvestments*	—	182,786,074	—	182,786,074
Total Investments	$958,141,012	$250,323,189	$—	$1,208,464,201

Collateral for Securities Loaned (Liability)	$—	$(182,773,634)	$—	$(182,773,634)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-267

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Corporate Bonds & Notes—54.9% of Net Assets

Security Description	Principal Amount*	Value

Aerospace/Defense—0.7%
Arconic, Inc. 5.125%, 10/01/24 (a)	2,125,000	$2,162,187
Harris Corp. 4.854%, 04/27/35	350,000	373,593
5.054%, 04/27/45	1,089,000	1,200,949
Northrop Grumman Corp. 2.930%, 01/15/25	15,860,000	15,207,057
3.200%, 02/01/27	3,560,000	3,423,968
Raytheon Co. 3.125%, 10/15/20	30,000	30,180
United Technologies Corp. 4.500%, 06/01/42	290,000	294,581

		22,692,515

Agriculture—0.1%
Altria Group, Inc. 5.375%, 01/31/44	649,000	745,534
Reynolds American, Inc. 4.850%, 09/15/23 (a)	2,640,000	2,786,555

		3,532,089

Airlines—0.1%
Air Canada Pass-Through Trust 4.125%, 05/15/25 (144A)	667,609	673,350
American Airlines Pass-Through Trust 5.600%, 07/15/20 (144A)	1,037,947	1,063,895
Delta Air Lines Pass-Through Trust 4.950%, 05/23/19	239,617	242,660
Northwest Airlines Pass-Through Trust 7.575%, 03/01/19	2,003	2,023

		1,981,928

Apparel—0.7%
Hanesbrands, Inc. 4.875%, 05/15/26 (144A) (a)	22,028,000	21,367,160
Levi Strauss & Co. 5.000%, 05/01/25 (a)	2,845,000	2,862,781

		24,229,941

Auto Manufacturers—0.2%
Ford Motor Co. 4.750%, 01/15/43	1,390,000	1,267,571
Ford Motor Credit Co. LLC 3.664%, 09/08/24	720,000	694,666
General Motors Co. 6.600%, 04/01/36	5,134,000	5,883,873
General Motors Financial Co., Inc. 5.250%, 03/01/26 (a)	150,000	158,430

		8,004,540

Auto Parts & Equipment—1.3%
Adient Global Holdings, Ltd. 4.875%, 08/15/26 (144A)	3,700,000	3,496,500

Auto Parts & Equipment—(Continued)
Allison Transmission, Inc. 4.750%, 10/01/27 (144A) (a)	6,920,000	$6,522,100
5.000%, 10/01/24 (144A)	4,790,000	4,748,087
Delphi Technologies plc 5.000%, 10/01/25 (144A)	4,210,000	4,036,338
IHO Verwaltungs GmbH 4.125%, 4.875% PIK, 09/15/21 (144A) (b)	1,840,000	1,803,200
4.500%, 5.250% PIK, 09/15/23 (144A) (a) (b)	1,050,000	1,018,500
4.750%, 5.500% PIK, 09/15/26 (144A) (a) (b)	3,440,000	3,315,300
ZF North America Capital, Inc. 4.750%, 04/29/25 (144A) (a)	18,393,000	18,622,912

		43,562,937

Banks—8.4%
ABN AMRO Bank NV 4.750%, 07/28/25 (144A)	321,000	328,829
Banco Bilbao Vizcaya Argentaria S.A. 7.000%, 5Y EUR Swap + 6.155%, 02/19/19 (EUR) (c)	8,800,000	11,356,362
Banco Mercantil del Norte S.A. 6.875%, 5Y CMT + 5.035%, 07/06/22 (144A) (c)	800,000	823,000
7.625%, 10Y CMT + 5.353%, 01/10/28 (144A) (c)	800,000	852,000
Banco Santander S.A. 3.800%, 02/23/28 (a)	400,000	386,243
Bank of America Corp. 4.000%, 01/22/25	16,110,000	16,078,308
4.250%, 10/22/26	7,628,000	7,681,455
Barclays Bank plc 7.625%, 11/21/22	16,450,000	18,051,407
BBVA Bancomer S.A. 5.125%, 01/18/33 (144A) (a) (c)	16,480,000	15,820,800
BNP Paribas S.A. 4.375%, 05/12/26 (144A)	7,680,000	7,656,257
7.625%, 5Y USD Swap + 6.314%, 03/30/21 (144A) (a) (c)	2,850,000	3,060,188
BPCE S.A. 4.875%, 04/01/26 (144A) (a)	12,000,000	12,335,934
5.150%, 07/21/24 (144A) (a)	420,000	438,257
CIT Group, Inc. 6.125%, 03/09/28 (a)	3,820,000	3,963,250
Citigroup, Inc. 4.050%, 07/30/22	110,000	111,784
4.450%, 09/29/27	11,094,000	11,225,323
Cooperatieve Rabobank UA 11.000%, 3M LIBOR + 10.868%, 06/30/19 (144A) (c)	415,000	453,807
Cooperative Rabobank UA 3.750%, 07/21/26	4,210,000	4,063,178
4.375%, 08/04/25	1,470,000	1,484,772
4.625%, 12/01/23	5,870,000	6,118,373
Credit Agricole S.A. 7.875%, 5Y USD Swap + 4.898%, 01/23/24 (144A) (a) (c)	1,750,000	1,901,375
8.125%, 5Y USD Swap + 6.185%, 12/23/25 (144A) (a) (c)	7,050,000	8,031,275
8.375%, 3M LIBOR + 6.982%, 10/13/19 (144A) (c)	640,000	684,800

BHFTII-268

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Credit Suisse Group AG 7.500%, 5Y USD Swap + 4.598%, 12/11/23 (144A) (c)	4,365,000	$4,725,924
Goldman Sachs Group, Inc. (The) 3.500%, 11/16/26 (a)	2,920,000	2,813,236
4.000%, 03/03/24	1,510,000	1,533,235
4.250%, 10/21/25	8,890,000	8,935,819
5.250%, 07/27/21	1,330,000	1,408,647
6.750%, 10/01/37	2,000,000	2,505,427
7.500%, 02/15/19	20,000	20,805
HSBC Holdings plc 3.900%, 05/25/26	10,850,000	10,827,815
4.041%, 3M LIBOR + 1.546%, 03/13/28 (a) (c)	5,210,000	5,206,456
6.000%, 5Y ICE Swap + 3.746%, 05/22/27 (a) (c)	4,430,000	4,317,035
6.250%, 03/23/23 (a) (c)	3,770,000	3,854,825
6.500%, 03/23/28 (a) (c)	3,770,000	3,845,400
Intesa Sanpaolo S.p.A. 3.125%, 07/14/22 (144A)	1,970,000	1,903,886
3.375%, 01/12/23 (144A)	1,900,000	1,854,852
3.875%, 07/14/27 (144A)	8,790,000	8,304,751
5.017%, 06/26/24 (144A) (a)	2,440,000	2,406,689
5.710%, 01/15/26 (144A)	17,190,000	17,251,298
6.500%, 02/24/21 (144A)	1,175,000	1,264,169
JPMorgan Chase & Co. 3.625%, 12/01/27 (a)	6,430,000	6,165,598
3.875%, 09/10/24	2,722,000	2,717,481
Lloyds Banking Group plc 4.582%, 12/10/25	3,011,000	3,010,846
4.650%, 03/24/26	3,920,000	3,934,320
7.500%, 5Y USD Swap + 4.760%, 06/27/24 (a) (c)	3,580,000	3,879,825
Macquarie Bank, Ltd. 4.875%, 06/10/25 (144A) (a)	2,100,000	2,129,231
Macquarie Group, Ltd. 6.000%, 01/14/20 (144A) (a)	3,200,000	3,349,879
6.250%, 01/14/21 (144A)	400,000	429,798
Morgan Stanley 4.000%, 07/23/25	1,165,000	1,175,848
4.100%, 05/22/23	1,000,000	1,013,453
4.875%, 11/01/22	250,000	261,965
Royal Bank of Scotland Group plc 4.800%, 04/05/26	400,000	409,724
5.125%, 05/28/24	2,870,000	2,919,490
6.000%, 12/19/23	875,000	932,121
6.100%, 06/10/23	780,000	828,073
8.625%, 5Y USD Swap + 7.598%, 08/15/21 (c)	2,890,000	3,139,263
Santander Holdings USA, Inc. 4.500%, 07/17/25	570,000	578,795
Santander UK Group Holdings plc 4.750%, 09/15/25 (144A)	10,031,000	10,091,487
7.375%, 5Y GBP Swap + 5.543%, 06/24/22 (GBP) (c)	2,620,000	3,998,419
Santander UK plc 7.950%, 10/26/29	272,000	346,654
Standard Chartered plc 3.950%, 01/11/23 (144A)	2,425,000	2,388,975
5.700%, 03/26/44 (144A) (a)	600,000	660,987

Banks—(Continued)
UBS AG 7.625%, 08/17/22	2,850,000	3,199,125
UBS Group Funding Switzerland AG 4.253%, 03/23/28 (144A) (a)	2,950,000	2,969,568
Wells Fargo & Co. 4.300%, 07/22/27	10,990,000	11,048,634
Wells Fargo Capital X 5.950%, 12/01/86	90,000	97,200

		287,564,005

Beverages—0.2%
Carolina Beverage Group LLC / Carolina Beverage Group Finance, Inc. 10.625%, 08/01/18 (144A)	97,000	97,243
Constellation Brands, Inc. 4.750%, 12/01/25	140,000	147,448
Cott Holdings, Inc. 5.500%, 04/01/25 (144A) (a)	5,530,000	5,460,875
Dr Pepper Snapple Group, Inc. 3.400%, 11/15/25	64,000	61,077
4.500%, 11/15/45	32,000	30,753

		5,797,396

Biotechnology—0.5%
AMAG Pharmaceuticals, Inc. 7.875%, 09/01/23 (144A)	10,573,000	10,440,838
Celgene Corp. 3.875%, 08/15/25	1,120,000	1,109,601
5.000%, 08/15/45	800,000	833,448
Gilead Sciences, Inc. 2.550%, 09/01/20	1,675,000	1,661,480
3.500%, 02/01/25	1,795,000	1,790,197
4.600%, 09/01/35	1,800,000	1,927,956

		17,763,520

Chemicals—0.2%
Eastman Chemical Co. 4.800%, 09/01/42 (a)	740,000	780,714
Monitchem HoldCo 2 S.A. 6.875%, 06/15/22 (EUR)	2,180,000	2,514,431
Olin Corp. 5.000%, 02/01/30 (a)	3,250,000	3,111,875

		6,407,020

Commercial Services—1.6%
ADT Corp. (The) 4.125%, 06/15/23 (a)	4,070,000	3,825,800
Ashtead Capital, Inc. 4.125%, 08/15/25 (144A)	2,000,000	1,920,000
4.375%, 08/15/27 (144A) (a)	7,520,000	7,144,000
Board of Trustees of The Leland Stanford Junior University (The) 4.750%, 05/01/19	950,000	972,663
Brink’s Co. (The) 4.625%, 10/15/27 (144A) (a)	3,420,000	3,172,050

BHFTII-269

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Commercial Services—(Continued)
Ecolab, Inc. 4.350%, 12/08/21	57,000	$59,562
Hertz Corp. (The) 5.875%, 10/15/20	9,000,000	8,921,250
Live Nation Entertainment, Inc. 2.500%, 03/15/23 (144A)	3,350,000	3,372,381
Metropolitan Museum of Art (The) 3.400%, 07/01/45	2,025,000	1,919,364
ServiceMaster Co. LLC (The) 5.125%, 11/15/24 (144A)	3,880,000	3,753,900
UBM plc 5.750%, 11/03/20 (144A)	50,000	51,308
United Rentals North America, Inc. 4.625%, 10/15/25 (a)	2,100,000	2,042,250
4.875%, 01/15/28 (a)	4,230,000	4,081,950
5.875%, 09/15/26 (a)	8,000,000	8,320,000
Weight Watchers International, Inc. 8.625%, 12/01/25 (144A) (a)	4,060,000	4,323,900

		53,880,378

Computers—0.4%
Dell International LLC / EMC Corp. 3.480%, 06/01/19 (144A)	1,000,000	1,004,523
4.420%, 06/15/21 (144A)	12,010,000	12,319,474

		13,323,997

Diversified Financial Services—2.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.625%, 10/30/20	1,060,000	1,091,086
5.000%, 10/01/21	15,056,000	15,672,260
Ally Financial, Inc. 8.000%, 11/01/31	525,000	640,500
ASP AMC Merger Sub, Inc. 8.000%, 05/15/25 (144A)	4,820,000	4,518,750
Carlyle Holdings II Finance LLC 5.625%, 03/30/43 (144A)	3,370,000	3,676,481
International Lease Finance Corp. 8.250%, 12/15/20	2,613,000	2,904,513
8.625%, 01/15/22	2,500,000	2,915,675
Jerrold Finco plc 6.125%, 01/15/24 (144A) (GBP)	1,780,000	2,436,606
KKR Group Finance Co. II LLC 5.500%, 02/01/43 (144A)	130,000	139,566
Lions Gate Capital Holdings LLC 5.875%, 11/01/24 (144A)	3,880,000	4,030,350
Navient Corp. 5.000%, 10/26/20 (a)	5,811,000	5,847,319
Quicken Loans, Inc. 5.250%, 01/15/28 (144A) (a)	1,050,000	981,750
5.750%, 05/01/25 (144A)	15,600,000	15,561,000
TMX Finance LLC / TitleMax Finance Corp. 8.500%, 09/15/18 (144A)	5,090,000	4,848,225
Travelport Corporate Finance plc 6.000%, 03/15/26 (144A) (a)	3,238,000	3,250,142

Diversified Financial Services—(Continued)
Visa, Inc. 3.150%, 12/14/25	850,000	833,679

		69,347,902

Electric—1.8%
Enel S.p.A. 7.750%, 5Y GBP Swap + 5.662%, 09/10/75 (GBP) (c)	2,450,000	3,886,201
Exelon Corp. 3.497%, 06/01/22	4,800,000	4,753,890
FirstEnergy Corp. 3.900%, 07/15/27	6,480,000	6,363,816
4.250%, 03/15/23	1,560,000	1,597,532
7.375%, 11/15/31	3,550,000	4,669,417
Mirant Mid Atlantic Pass-Through Trust 10.060%, 12/30/28	5,056,588	5,056,588
NSG Holdings LLC / NSG Holdings, Inc. 7.750%, 12/15/25 (144A) (d)	2,603,564	2,857,411
Pacific Gas & Electric Co. 4.000%, 12/01/46	1,390,000	1,303,196
6.050%, 03/01/34 (a)	1,180,000	1,406,497
Panoche Energy Center LLC 6.885%, 07/31/29 (144A)	660,564	652,340
Perusahaan Listrik Negara PT 5.500%, 11/22/21	9,750,000	10,315,500
Southern California Edison Co. 2.900%, 03/01/21	16,680,000	16,680,265
3.900%, 03/15/43	1,217,000	1,202,899

		60,745,552

Energy-Alternate Sources—0.2%
Alta Wind Holdings LLC 7.000%, 06/30/35 (144A) (d)	1,392,642	1,572,011
Enviva Partners LP / Enviva Partners Finance Corp. 8.500%, 11/01/21	4,190,000	4,430,925

		6,002,936

Entertainment—0.7%
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.500%, 02/15/23 (144A)	3,440,000	3,526,000
Scientific Games International, Inc. 10.000%, 12/01/22	14,360,000	15,463,925
Vue International Bidco plc 7.875%, 07/15/20 (GBP)	2,510,000	3,578,757

		22,568,682

Environmental Control—0.0%
Waste Management, Inc. 3.500%, 05/15/24	890,000	891,958
4.600%, 03/01/21	180,000	187,205
7.375%, 05/15/29	190,000	240,341

		1,319,504

BHFTII-270

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Food—0.3%
Kraft Heinz Foods Co. 3.000%, 06/01/26 (a)	70,000	$64,613
3.950%, 07/15/25 (a)	280,000	278,769
5.000%, 07/15/35	250,000	259,214
5.000%, 06/04/42	130,000	130,068
5.200%, 07/15/45	390,000	396,366
Lamb Weston Holdings, Inc. 4.625%, 11/01/24 (144A) (a)	3,710,000	3,677,537
4.875%, 11/01/26 (144A) (a)	4,870,000	4,827,387

		9,633,954

Forest Products & Paper—0.1%
Suzano Austria GmbH 5.750%, 07/14/26	4,200,000	4,410,420

Healthcare-Products—0.9%
Becton Dickinson and Co. 3.700%, 06/06/27	8,580,000	8,283,786
DJO Finco, Inc. / DJO Finance LLC / DJO Finance Corp. 8.125%, 06/15/21 (144A)	9,110,000	9,132,775
Hologic, Inc. 4.375%, 10/15/25 (144A) (a)	3,010,000	2,904,650
4.625%, 02/01/28 (144A) (a)	2,650,000	2,544,000
Immucor, Inc. 11.125%, 02/15/22 (144A) (a)	6,570,000	6,799,950
Medtronic, Inc. 3.150%, 03/15/22	1,393,000	1,395,318
3.500%, 03/15/25	1,730,000	1,729,283

		32,789,762

Healthcare-Services—1.8%
Centene Corp. 4.750%, 05/15/22	4,826,000	4,886,325
4.750%, 01/15/25 (a)	790,000	770,250
6.125%, 02/15/24 (a)	6,143,000	6,393,020
CHS/Community Health Systems, Inc. 6.250%, 03/31/23 (a)	2,250,000	2,072,813
8.000%, 11/15/19 (a)	650,000	583,375
Fresenius Medical Care U.S. Finance II, Inc. 4.750%, 10/15/24 (144A)	700,000	730,093
HCA, Inc. 5.000%, 03/15/24	590,000	595,900
5.250%, 06/15/26	860,000	871,180
5.375%, 02/01/25	6,730,000	6,746,825
5.500%, 06/15/47	12,330,000	11,913,862
5.875%, 03/15/22	1,550,000	1,633,313
5.875%, 02/15/26 (a)	1,870,000	1,902,725
7.500%, 02/15/22	6,583,000	7,233,071
7.500%, 11/15/95	470,000	462,950
7.690%, 06/15/25 (a)	1,817,000	2,003,243
Humana, Inc. 4.800%, 03/15/47	800,000	825,184
Polaris Intermediate Corp. 8.500%, 9.250% PIK, 12/01/22 (144A) (b)	3,500,000	3,570,035
Tenet Healthcare Corp. 8.125%, 04/01/22 (a)	6,785,000	7,073,362

		60,267,526

Holding Companies-Diversified—0.1%
Co-operative Group Holdings, Ltd. 7.500%, 07/08/26 (GBP) (c) (e)	2,410,000	4,124,968

Home Builders—0.8%
Lennar Corp. 4.500%, 04/30/24 (a)	4,180,000	4,096,400
4.750%, 11/29/27 (144A) (a)	5,730,000	5,486,475
Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc. 5.625%, 03/01/24 (144A) (a)	6,000,000	5,998,200
5.875%, 04/15/23 (144A)	780,000	805,116
William Lyon Homes, Inc. 5.750%, 04/15/19	4,247,000	4,249,548
7.000%, 08/15/22 (a)	5,240,000	5,371,000

		26,006,739

Housewares—0.2%
American Greetings Corp. 7.875%, 02/15/25 (144A)	5,030,000	5,067,725
Newell Brands, Inc. 3.850%, 04/01/23	1,750,000	1,746,594
5.500%, 04/01/46	1,420,000	1,507,346

		8,321,665

Insurance—0.6%
Ambac Assurance Corp. 5.100%, 06/07/20 (144A) (a)	20,207	26,774
Ambac LSNI LLC 6.811%, 3M LIBOR + 5.000%, 02/12/23 (144A) (c)	97,145	98,116
American International Group, Inc. 3.750%, 07/10/25	770,000	758,207
6.250%, 3M LIBOR + 2.056%, 03/15/87 (c)	453,000	480,180
AXA S.A. 8.600%, 12/15/30	1,320,000	1,795,200
Delphi Financial Group, Inc. 7.875%, 01/31/20	2,190,000	2,367,725
Liberty Mutual Insurance Co. 7.697%, 10/15/97 (144A)	2,600,000	3,596,236
Massachusetts Mutual Life Insurance Co. 4.900%, 04/01/77 (144A)	6,285,000	6,465,238
Prudential Financial, Inc. 5.625%, 3M LIBOR + 3.920%, 06/15/43 (c)	550,000	576,813
5.875%, 3M LIBOR + 4.175%, 09/15/42 (a) (c)	1,200,000	1,263,000
8.875%, 3M LIBOR + 5.000%, 06/15/68 (a) (c)	915,000	923,006
Teachers Insurance & Annuity Association of America 4.900%, 09/15/44 (144A)	1,771,000	1,951,911
6.850%, 12/16/39 (144A)	216,000	288,219

		20,590,625

Internet—0.6%
Cogent Communications Group, Inc. 5.375%, 03/01/22 (144A) (a)	5,195,000	5,311,887
Match Group, Inc. 5.000%, 12/15/27 (144A) (a)	870,000	856,950
6.375%, 06/01/24	4,725,000	5,026,219

BHFTII-271

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Internet—(Continued)
Priceline Group, Inc. (The) 3.650%, 03/15/25 (a)	1,625,000	$1,613,290
Tencent Holdings, Ltd. 3.595%, 01/19/28 (144A)	8,110,000	7,811,386

		20,619,732

Iron/Steel—0.4%
Vale Overseas, Ltd. 6.250%, 08/10/26	3,990,000	4,468,800
6.875%, 11/10/39 (a)	7,980,000	9,456,300

		13,925,100

Leisure Time—0.7%
NCL Corp., Ltd. 4.750%, 12/15/21 (144A)	5,280,000	5,332,800
Silversea Cruise Finance, Ltd. 7.250%, 02/01/25 (144A)	3,825,000	4,044,937
Viking Cruises, Ltd. 5.875%, 09/15/27 (144A)	10,184,000	9,649,340
VOC Escrow, Ltd. 5.000%, 02/15/28 (144A) (a)	4,190,000	3,980,500

		23,007,577

Lodging—0.5%
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp. 4.625%, 04/01/25 (a)	1,250,000	1,248,438
4.875%, 04/01/27	10,080,000	9,966,600
MGM Resorts International 6.000%, 03/15/23 (a)	5,592,000	5,871,600
6.625%, 12/15/21 (a)	130,000	139,547

		17,226,185

Machinery-Construction & Mining—0.5%
BlueLine Rental Finance Corp. / BlueLine Rental LLC 9.250%, 03/15/24 (144A) (a)	15,520,000	16,640,234

Machinery-Diversified—0.1%
Cleaver-Brooks, Inc. 7.875%, 03/01/23 (144A) (a)	4,000,000	4,155,000

Media—3.5%
Altice Luxembourg S.A. 7.750%, 05/15/22 (144A) (a)	7,490,000	6,956,263
CCO Holdings LLC / CCO Holdings Capital Corp. 5.125%, 05/01/27 (144A)	4,670,000	4,433,698
5.375%, 05/01/25 (144A)	880,000	866,800
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 4.200%, 03/15/28 (a)	8,160,000	7,811,002
4.908%, 07/23/25	9,064,000	9,262,557
CSC Holdings LLC 6.625%, 10/15/25 (144A) (a)	2,680,000	2,767,100
10.125%, 01/15/23 (144A) (a)	1,125,000	1,248,750
10.875%, 10/15/25 (144A) (a)	5,667,000	6,658,668

Media—(Continued)
DISH DBS Corp. 5.000%, 03/15/23 (a)	3,247,000	2,918,241
5.875%, 07/15/22 (a)	430,000	411,188
5.875%, 11/15/24 (a)	4,900,000	4,367,125
7.750%, 07/01/26 (a)	3,630,000	3,404,032
EW Scripps Co. (The) 5.125%, 05/15/25 (144A)	5,810,000	5,403,300
Meredith Corp. 6.875%, 02/01/26 (144A) (a)	3,620,000	3,715,025
SFR Group S.A. 6.000%, 05/15/22 (144A) (a)	6,240,000	6,099,475
6.250%, 05/15/24 (144A) (a)	945,000	890,663
7.375%, 05/01/26 (144A)	15,910,000	15,154,275
Time Warner Cable LLC 5.875%, 11/15/40	1,942,000	2,028,288
Univision Communications, Inc. 5.125%, 02/15/25 (144A) (a)	7,890,000	7,357,425
UPC Holding B.V. 5.500%, 01/15/28 (144A)	6,110,000	5,636,475
UPCB Finance IV, Ltd. 5.375%, 01/15/25 (144A)	2,296,000	2,215,640
Urban One, Inc. 7.375%, 04/15/22 (144A) (a)	9,430,000	9,335,700
Virgin Media Secured Finance plc 5.500%, 01/15/25 (GBP)	2,619,000	3,757,134
5.500%, 08/15/26 (144A)	5,985,000	5,816,642

		118,515,466

Metal Fabricate/Hardware—0.1%
Park-Ohio Industries, Inc. 6.625%, 04/15/27 (a)	3,871,000	4,006,485
Valmont Industries, Inc. 6.625%, 04/20/20	314,000	335,637

		4,342,122

Mining—2.7%
Alcoa Nederland Holding B.V. 6.750%, 09/30/24 (144A) (a)	1,940,000	2,075,800
7.000%, 09/30/26 (144A) (a)	1,770,000	1,907,175
Anglo American Capital plc 4.000%, 09/11/27 (144A)	3,540,000	3,394,872
Barrick Gold Corp. 5.250%, 04/01/42	2,520,000	2,745,212
Barrick North America Finance LLC 4.400%, 05/30/21	97,000	100,198
5.750%, 05/01/43	11,289,000	13,145,677
BHP Billiton Finance USA, Ltd. 2.875%, 02/24/22	79,000	78,580
6.250%, 5Y USD Swap + 4.971%, 10/19/75 (144A) (c)	2,392,000	2,517,580
6.750%, 5Y USD Swap + 5.093%, 10/19/75 (144A) (a) (c)	8,191,000	9,194,398
First Quantum Minerals, Ltd. 6.500%, 03/01/24 (144A) (a)	600,000	569,250
6.875%, 03/01/26 (144A) (a)	700,000	665,000
7.250%, 04/01/23 (144A)	3,920,000	3,871,000
7.500%, 04/01/25 (144A) (a)	7,380,000	7,269,300

BHFTII-272

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Mining—(Continued)
Freeport-McMoRan, Inc. 5.450%, 03/15/43	15,000,000	$13,795,500
6.750%, 02/01/22	1,453,000	1,502,039
Glencore Finance Canada, Ltd. 4.250%, 10/25/22 (144A) (a)	788,000	799,405
5.550%, 10/25/42 (144A) (a)	1,000,000	1,054,030
Glencore Funding LLC 4.000%, 04/16/25 (144A) (a)	6,580,000	6,451,572
HudBay Minerals, Inc. 7.250%, 01/15/23 (144A)	2,280,000	2,365,500
7.625%, 01/15/25 (144A) (a)	2,460,000	2,598,375
Midwest Vanadium Pty, Ltd. 11.500%, 02/15/18 (144A) (d) (f)	932,290	93
Mirabela Nickel, Ltd. 1.000%, 09/10/44 (144A) (f) (g) (h)	36,414	0
Northwest Acquisitions ULC / Dominion Finco, Inc. 7.125%, 11/01/22 (144A) (a)	5,740,000	5,854,800
Teck Resources, Ltd. 5.200%, 03/01/42	740,000	691,900
Yamana Gold, Inc. 4.950%, 07/15/24	9,130,000	9,392,487

		92,039,743

Miscellaneous Manufacturing—0.4%
General Electric Co. 6.875%, 01/10/39	9,598,000	12,431,842

Oil & Gas—5.2%
Anadarko Finance Co. 7.500%, 05/01/31	80,000	102,205
Anadarko Petroleum Corp. 4.500%, 07/15/44	800,000	767,787
5.550%, 03/15/26	3,000,000	3,274,945
6.450%, 09/15/36	220,000	263,773
Apache Corp. 3.250%, 04/15/22 (a)	574,000	567,444
4.250%, 01/15/44	260,000	238,438
4.750%, 04/15/43	7,000,000	6,931,441
Berry Petroleum Co. LLC 7.000%, 02/15/26 (144A)	4,030,000	4,061,434
BP Capital Markets plc 3.119%, 05/04/26	3,580,000	3,465,152
Cenovus Energy, Inc. 4.250%, 04/15/27	650,000	633,583
5.250%, 06/15/37	410,000	412,593
Centennial Resource Production LLC 5.375%, 01/15/26 (144A) (a)	3,160,000	3,100,750
Chesapeake Energy Corp. 8.000%, 12/15/22 (144A) (a)	5,633,000	5,963,939
8.000%, 01/15/25 (144A) (a)	730,000	706,275
8.000%, 06/15/27 (144A) (a)	5,960,000	5,691,800
ConocoPhillips Holding Co. 6.950%, 04/15/29	375,000	476,990
Covey Park Energy LLC / Covey Park Finance Corp. 7.500%, 05/15/25 (144A)	13,590,000	13,454,100

Oil & Gas—(Continued)
Devon Energy Corp. 3.250%, 05/15/22	2,035,000	2,010,448
5.600%, 07/15/41	110,000	123,836
5.850%, 12/15/25	970,000	1,101,737
Diamondback Energy, Inc. 4.750%, 11/01/24	9,328,000	9,223,060
5.375%, 05/31/25 (144A)	2,640,000	2,674,320
5.375%, 05/31/25 (a)	2,030,000	2,061,465
Endeavor Energy Resources L.P. / EER Finance, Inc. 5.500%, 01/30/26 (144A) (a)	1,350,000	1,343,250
5.750%, 01/30/28 (144A) (a)	2,180,000	2,171,825
Ensco plc 7.750%, 02/01/26 (a)	1,600,000	1,468,000
EOG Resources, Inc. 4.150%, 01/15/26 (a)	1,665,000	1,720,095
EP Energy LLC / Everest Acquisition Finance, Inc. 8.000%, 02/15/25 (144A) (a)	920,000	614,100
9.375%, 05/01/24 (144A) (a)	2,090,000	1,486,513
Gazprom OAO Via Gaz Capital S.A. 4.950%, 03/23/27 (144A)	10,470,000	10,390,428
Kerr-McGee Corp. 6.950%, 07/01/24	290,000	334,963
7.875%, 09/15/31	285,000	376,341
MEG Energy Corp. 6.375%, 01/30/23 (144A) (a)	5,000,000	4,175,000
7.000%, 03/31/24 (144A) (a)	4,066,000	3,354,450
Noble Energy, Inc. 3.850%, 01/15/28	1,910,000	1,877,980
6.000%, 03/01/41	10,200,000	11,678,278
Occidental Petroleum Corp. 3.125%, 02/15/22	110,000	110,399
3.500%, 06/15/25	1,850,000	1,853,556
4.625%, 06/15/45	230,000	244,648
Petrobras Global Finance B.V. 5.750%, 02/01/29	5,350,000	5,176,821
6.850%, 06/05/15 (a)	17,700,000	16,726,500
QEP Resources, Inc. 5.250%, 05/01/23 (a)	2,650,000	2,550,731
5.625%, 03/01/26 (a)	5,060,000	4,781,700
6.875%, 03/01/21 (a)	1,050,000	1,113,000
Range Resources Corp. 4.875%, 05/15/25 (a)	1,945,000	1,803,988
5.000%, 03/15/23 (a)	3,249,000	3,115,141
5.875%, 07/01/22 (a)	850,000	854,250
RSP Permian, Inc. 6.625%, 10/01/22	4,421,000	4,619,901
Sanchez Energy Corp. 6.125%, 01/15/23 (a)	3,380,000	2,465,288
7.250%, 02/15/23 (144A) (a)	3,850,000	3,869,250
7.750%, 06/15/21	535,000	492,200
Shelf Drilling Holdings, Ltd. 8.250%, 02/15/25 (144A) (a)	4,950,000	4,962,375
Shell International Finance B.V. 2.875%, 05/10/26 (a)	2,840,000	2,737,025
3.250%, 05/11/25	1,773,000	1,756,324
4.000%, 05/10/46	360,000	360,303

BHFTII-273

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Valero Energy Corp. 9.375%, 03/15/19 (a)	1,230,000	$1,304,114
WPX Energy, Inc. 5.250%, 09/15/24 (a)	3,420,000	3,368,700
8.250%, 08/01/23	5,720,000	6,406,400

		178,971,352

Oil & Gas Services—0.1%
KCA Deutag UK Finance plc 9.875%, 04/01/22 (144A) (a)	3,750,000	3,916,763

Packaging & Containers—0.7%
ARD Securities Finance SARL 8.750%, 8.750% PIK, 01/31/23 (144A) (a) (b)	3,070,000	3,215,825
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. 4.625%, 05/15/23 (144A) (a)	660,000	662,475
6.000%, 02/15/25 (144A) (a)	5,200,000	5,226,000
7.250%, 05/15/24 (144A) (a)	4,860,000	5,169,825
Pactiv LLC 8.375%, 04/15/27	7,435,000	8,401,550
WestRock RKT Co. 4.000%, 03/01/23	140,000	143,329

		22,819,004

Pharmaceuticals—4.8%
Allergan Funding SCS 3.450%, 03/15/22	450,000	446,153
4.550%, 03/15/35	3,400,000	3,328,537
4.750%, 03/15/45 (a)	2,645,000	2,594,856
BioScrip, Inc. 8.227%, 06/30/22 (i)	17,830,000	18,632,350
8.875%, 02/15/21 (a)	4,952,000	4,667,260
Cardinal Health, Inc. 3.410%, 06/15/27 (a)	2,810,000	2,646,558
CVS Health Corp. 3.875%, 07/20/25	496,000	491,694
4.100%, 03/25/25	68,960,000	69,446,161
4.780%, 03/25/38	17,110,000	17,341,503
5.125%, 07/20/45	1,440,000	1,527,369
Herbalife, Ltd. 2.625%, 03/15/24 (144A)	650,000	650,654
Jazz Investments I, Ltd. 1.500%, 08/15/24 (144A) (a)	10,510,000	10,248,438
Mead Johnson Nutrition Co. 4.125%, 11/15/25 (a)	1,653,000	1,696,451
Valeant Pharmaceuticals International, Inc. 5.500%, 11/01/25 (144A)	5,070,000	4,935,645
5.625%, 12/01/21 (144A)	2,740,000	2,616,700
7.250%, 07/15/22 (144A)	5,730,000	5,730,000
7.500%, 07/15/21 (144A)	2,905,000	2,915,894
9.000%, 12/15/25 (144A)	790,000	785,062
9.250%, 04/01/26 (144A) (a)	14,775,000	14,718,855

		165,420,140

Pipelines—3.5%
Andeavor Logistics L.P. / Tesoro Logistics Finance Corp. 5.500%, 10/15/19	600,000	617,460
Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.125%, 11/15/22 (144A)	1,825,000	1,856,937
DCP Midstream Operating L.P. 4.950%, 04/01/22 (a)	4,000,000	4,020,000
6.750%, 09/15/37 (144A)	3,480,000	3,828,000
El Paso Natural Gas Co. LLC 7.500%, 11/15/26	4,250,000	5,054,702
8.375%, 06/15/32	190,000	247,548
Energy Transfer Equity L.P. 5.500%, 06/01/27 (a)	1,376,000	1,379,440
5.875%, 01/15/24	1,638,000	1,691,235
Enterprise Products Operating LLC 3.700%, 02/15/26	1,072,000	1,062,295
3.750%, 02/15/25	2,100,000	2,109,408
3.900%, 02/15/24	225,000	227,853
5.375%, 3M LIBOR + 2.57%, 02/15/78 (c)	13,090,000	12,537,319
5.481%, 3M LIBOR + 3.708%, 08/01/66 (c)	1,059,000	1,061,710
Genesis Energy L.P. / Genesis Energy Finance Corp. 5.625%, 06/15/24 (a)	1,060,000	999,050
6.000%, 05/15/23 (a)	6,046,000	5,955,310
IFM U.S. Colonial Pipeline 2 LLC 6.450%, 05/01/21 (144A) (a)	2,500,000	2,674,794
Kinder Morgan, Inc. 4.300%, 06/01/25 (a)	1,240,000	1,248,585
7.800%, 08/01/31	67,000	85,219
MPLX L.P. 4.875%, 12/01/24	4,500,000	4,718,556
NGPL PipeCo LLC 4.875%, 08/15/27 (144A)	2,800,000	2,758,000
7.768%, 12/15/37 (144A)	2,420,000	2,928,200
Northwest Pipeline LLC 4.000%, 04/01/27	14,460,000	14,040,310
Regency Energy Partners L.P. / Regency Energy Finance Corp. 5.875%, 03/01/22	780,000	832,423
Rockies Express Pipeline LLC 6.875%, 04/15/40 (144A)	8,305,000	9,578,821
7.500%, 07/15/38 (144A) (a)	1,055,000	1,263,363
Southern Natural Gas Co. LLC 8.000%, 03/01/32	25,000	32,685
Targa Resources Partners L.P. / Targa Resources Partners Finance Corp. 5.125%, 02/01/25 (a)	4,791,000	4,767,045
5.375%, 02/01/27 (a)	2,770,000	2,759,612
Williams Cos., Inc. (The) 8.750%, 03/15/32	23,522,000	31,166,650

		121,502,530

Real Estate—0.1%
Hunt Cos., Inc. 6.250%, 02/15/26 (144A)	4,050,000	3,909,749

Real Estate Investment Trusts—0.7%
CoreCivic, Inc. 5.000%, 10/15/22	5,400,000	5,467,500

BHFTII-274

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Real Estate Investment Trusts—(Continued)
CTR Partnership L.P. / CareTrust Capital Corp. 5.250%, 06/01/25	6,560,000	$6,560,000
Iron Mountain, Inc. 4.375%, 06/01/21 (144A) (a)	4,580,000	4,602,900
6.000%, 08/15/23 (a)	560,000	578,822
MPT Operating Partnership L.P. / MPT Finance Corp. 5.000%, 10/15/27	7,770,000	7,616,931

		24,826,153

Retail—0.8%
1011778 BC ULC / New Red Finance, Inc. 5.000%, 10/15/25 (144A)	3,770,000	3,589,794
AutoZone, Inc. 2.500%, 04/15/21	800,000	784,035
Golden Nugget, Inc. 8.750%, 10/01/25 (144A) (a)	9,210,000	9,555,375
Masaria Investments S.A.U. 5.000%, 09/15/24 (144A) (EUR)	1,350,000	1,663,183
5.250%, 3M LIBOR + 5.25%, 09/15/24 (144A) (EUR) (c)	3,750,000	4,625,722
McDonald’s Corp. 2.750%, 12/09/20 (a)	441,000	438,818
3.700%, 01/30/26	1,047,000	1,052,901
PetSmart, Inc. 8.875%, 06/01/25 (144A) (a)	8,565,000	4,882,050

		26,591,878

Semiconductors—0.1%
Analog Devices, Inc. 3.125%, 12/05/23	4,440,000	4,348,380
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 3.125%, 01/15/25	280,000	264,687
3.875%, 01/15/27	750,000	729,438

		5,342,505

Software—0.5%
First Data Corp. 7.000%, 12/01/23 (144A) (a)	2,180,000	2,288,346
j2 Cloud Services LLC / j2 Global Co-Obligor, Inc. 6.000%, 07/15/25 (144A)	3,930,000	4,023,337
Microsoft Corp. 3.300%, 02/06/27	9,800,000	9,729,146

		16,040,829

Telecommunications—3.3%
AT&T, Inc. 3.900%, 08/14/27	3,500,000	3,524,096
4.450%, 04/01/24	3,330,000	3,437,070
4.900%, 08/14/37	6,420,000	6,456,251
5.150%, 02/14/50	40,000	40,407
5.300%, 08/14/58	1,930,000	1,946,136
British Telecommunications plc 9.125%, 12/15/30	4,915,000	7,181,560
CommScope Technologies LLC 5.000%, 03/15/27 (144A) (a)	2,510,000	2,384,500

Telecommunications—(Continued)
CommScope, Inc. 5.500%, 06/15/24 (144A) (a)	2,200,000	2,246,750
Deutsche Telekom International Finance B.V. 2.485%, 09/19/23 (144A)	10,717,000	10,122,897
Intelsat Jackson Holdings S.A. 5.500%, 08/01/23	5,400,000	4,347,000
Sprint Capital Corp. 8.750%, 03/15/32	7,770,000	8,119,650
Sprint Communications, Inc. 11.500%, 11/15/21 (a)	3,483,000	4,040,280
Sprint Corp. 7.125%, 06/15/24 (a)	3,510,000	3,422,250
7.625%, 03/01/26 (a)	2,800,000	2,731,960
7.875%, 09/15/23 (a)	8,920,000	9,098,400
T-Mobile USA, Inc. 4.750%, 02/01/28 (a)	4,590,000	4,412,138
6.500%, 01/15/24 (a)	803,000	841,143
Telecom Italia S.p.A. 5.303%, 05/30/24 (144A) (a)	12,240,000	12,454,200
Telefonica Emisiones S.A.U. 4.103%, 03/08/27 (a)	5,600,000	5,594,258
Verizon Communications, Inc. 2.625%, 08/15/26	820,000	748,855
3.850%, 11/01/42	5,210,000	4,588,302
4.522%, 09/15/48	1,200,000	1,156,247
5.250%, 03/16/37	660,000	711,685
Wind Tre S.p.A. 5.000%, 01/20/26 (144A) (a)	4,360,000	3,693,443
Windstream Services LLC / Windstream Finance Corp. 7.750%, 10/15/20 (a)	12,215,000	10,199,525

		113,499,003

Textiles—0.1%
Cintas Corp. No. 2 3.700%, 04/01/27	2,870,000	2,866,587

Transportation—0.7%
Navios Maritime Acquisition Corp. / Navios Acquisition Finance U.S., Inc. 8.125%, 11/15/21 (144A) (a)	4,670,000	3,817,725
Neovia Logistics Services LLC / SPL Logistics Finance Corp. 8.875%, 08/01/20 (144A)	4,140,000	3,244,725
XPO CNW, Inc. 6.700%, 05/01/34	15,106,000	15,748,005

		22,810,455

Trucking & Leasing—0.8%
DAE Funding LLC 4. 500%, 08/01/22 (144A) (a)	4,041,000	3,833,899
5.000%, 08/01/24 (144A)	6,120,000	5,791,050
Park Aerospace Holdings, Ltd. 4.500%, 03/15/23 (144A)	3,800,000	3,600,500
5.250%, 08/15/22 (144A)	5,120,000	5,016,064
5.500%, 02/15/24 (144A) (a)	8,630,000	8,371,100

		26,612,613

BHFTII-275

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Water—0.1%
Anglian Water Osprey Financing plc 5.000%, 04/30/23 (GBP)	2,650,000	$3,866,670

Total Corporate Bonds & Notes (Cost $1,867,265,914)		1,876,769,733

Mortgage-Backed Securities—10.2%

Asset-Backed-Other—0.2%
Oaktree CLO, Ltd. 6.945%, 10/20/27 (144A) (c)	5,500,000	5,501,914

Collateralized Mortgage Obligations—4.5%
Banc of America Funding Corp. 1.751%, 02/27/37 (144A) (c)	15,697,531	12,270,297
Banc of America Funding Trust 1.992%, 1M LIBOR + 0.170%, 05/20/36 (c)	106,510	105,431
2.092%, 03/27/36 (144A) (c)	6,066,185	5,095,774
2.109%, 1M LIBOR + 0.165%, 09/29/36 (144A) (c)	40,424,202	25,638,743
12.237%, 01/27/30 (144A) (c)	14,109,521	6,730,524
Banc of America Mortgage Trust 3.581%, 09/25/35 (c)	76,643	74,570
BCAP LLC Trust 2.986%, 10/28/36 (144A) (c)	2,126,054	2,073,468
3.765%, 05/26/47 (144A) (c)	7,641,168	7,516,006
Bear Stearns Asset-Backed Securities Trust 25.474%, 1M LIBOR + 33.583%, 07/25/36 (c)	481,010	702,482
Countrywide Alternative Loan Trust 2.052%, 1M LIBOR + 0.230%, 07/20/35 (c)	1,356,420	1,326,027
2.512%, 1M LIBOR + 0.640%, 07/25/35 (c)	1,205,756	1,179,513
5.750%, 01/25/37	2,584,353	2,210,726
6.000%, 01/25/37	2,587,857	2,369,335
12.823%, -1x 1M LIBOR + 16.940%, 06/25/35 (c)	1,763,845	2,005,229
17.186%, -1x 1M LIBOR + 22.800%, 02/25/36 (c)	1,597,529	1,636,528
21.114%, -1x 1M LIBOR + 28.600%, 07/25/36 (c)	2,852,478	4,095,673
27.771%, -1x 1M LIBOR + 39.000%, 08/25/37 (c)	1,412,729	2,051,710
Countrywide Alternative Loan Trust Resecuritization 4.508%, 08/25/37 (c)	3,412,399	2,547,468
Countrywide Home Loan Reperforming Loan REMIC Trust 4.589%, 03/25/35 (144A) (c) (d) (j)	6,362,945	485,860
Credit Suisse Mortgage Trust 1.821%, 1M LIBOR + 0.200%, 06/27/46 (144A) (c)	2,067,943	2,046,741
20.232%, -1x 1M LIBOR + 30.525%, 02/25/36 (c)	1,458,824	1,813,489
GreenPoint MTA Trust 2.312%, 1M LIBOR + 0.440%, 06/25/45 (c)	1,418,166	1,351,647
GSMPS Mortgage Loan Trust 2.272%, 1M LIBOR + 0.400%, 04/25/36 (144A) (c)	798,547	658,333
HarborView Mortgage Loan Trust 2.872%, 1M LIBOR + 1.000%, 10/25/37 (c)	1,517,612	1,497,200
IndyMac INDX Mortgage Loan Trust 2.592%, 1M LIBOR + 0.720%, 01/25/35 (c)	1,032,077	881,777
JPMorgan Mortgage Trust 2.500%, 03/25/43 (144A) (c)	11,388	11,130
6.500%, 01/25/36	107,684	92,025
JPMorgan Resecuritization Trust 1.831%, 1M LIBOR + 0.210%, 07/27/46 (144A) (c)	2,974,966	2,956,416

Collateralized Mortgage Obligations—(Continued)
Lehman Mortgage Trust 4.759%, 1M LIBOR + 6.630%, 02/25/37 (c) (i) (j)	8,999,820	2,191,088
Lehman XS Trust 2.032%, 1M LIBOR + 0.160%, 03/25/47 (c)	2,094,422	2,030,570
2.072%, 1M LIBOR + 0.200%, 08/25/46 (c)	2,454,797	2,131,527
MASTR Adjustable Rate Mortgages Trust 3.584%, 11/25/35 (144A) (c)	53,871	44,782
MASTR Seasoned Securitization Trust 3.655%, 10/25/32 (c)	137,165	134,851
Merrill Lynch Mortgage Investors Trust 3.682%, 08/25/33 (c)	776,645	726,746
3.818%, 05/25/34 (c)	54,719	54,487
Morgan Stanley Mortgage Loan Trust 2.192%, 1M LIBOR + 0.320%, 01/25/35 (c)	732,522	678,872
New Residential Mortgage Loan Trust 4.250%, 09/25/56 (144A) (c)	7,877,437	7,881,556
Nomura Resecuritization Trust 1.881%, 1M LIBOR + 0.260%, 02/26/46 (144A) (c)	4,868,000	4,644,260
NovaStar Mortgage Funding Trust 2.062%, 1M LIBOR + 0.190%, 09/25/46 (c)	841,367	746,347
Prime Mortgage Trust 5.500%, 05/25/35 (144A)	540,050	510,805
6.000%, 05/25/35 (144A)	2,414,338	1,782,957
RBSGC Mortgage Loan Trust 2.322%, 1M LIBOR + 0.450%, 01/25/37 (c)	709,039	497,411
Residential Accredit Loans, Inc. Trust 2.082%, 1M LIBOR + 0.210%, 04/25/46 (c)	1,607,021	794,490
2.132%, 1M LIBOR + 0.260%, 04/25/46 (c)	833,825	420,816
2.590%, 11/25/37 (c)	4,174,895	3,632,229
Residential Asset Securitization Trust 5.750%, 02/25/36	2,027,356	2,033,459
Sequoia Mortgage Trust 2.312%, 6M LIBOR + 0.680%, 06/20/33 (c)	132,875	132,428
3.714%, 07/25/45 (144A) (c)	10,270	10,183
Structured Adjustable Rate Mortgage Loan Trust 3.164%, 1M LIBOR + 1.500%, 09/25/37 (c)	4,537,552	4,408,820
3.462%, 01/25/35 (c)	511,686	504,816
4.056%, 09/25/35 (c)	742,741	603,252
4.206%, 03/25/34 (c)	103,390	102,053
Structured Asset Mortgage Investments Trust 2.082%, 1M LIBOR + 0.210%, 05/25/46 (c)	218,423	184,125
2.152%, 1M LIBOR + 0.280%, 02/25/36 (c)	4,047,725	3,832,300
Structured Asset Securities Corp. Trust 2.222%, 1M LIBOR + 0.350%, 03/25/35 (c)	1,541,109	1,327,994
WaMu Mortgage Pass-Through Certificates Trust 2.027%, COFI + 1.250%, 03/25/47 (c)	2,103,252	1,880,309
2.142%, 1M LIBOR + 0.270%, 12/25/45 (c)	647,568	636,157
2.352%, 1M LIBOR + 0.480%, 12/25/45 (c)	14,801,734	11,011,305
3.135%, 09/25/36 (c)	767,164	691,326
3.221%, 08/25/33 (c)	1,496,579	1,469,988
3.268%, 10/25/34 (c)	686,994	688,780
4.809%, -1x 1M LIBOR + 6.680%, 04/25/37 (c) (i) (j)	11,692,717	2,794,014
Wells Fargo Mortgage-Backed Securities Trust 3.488%, 10/25/35 (c)	45,058	45,371
3.603%, 04/25/36 (c)	69,774	70,653
3.793%, 06/25/35 (c)	49,542	50,695

		152,805,944

BHFTII-276

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—5.5%
BAMLL Re-REMIC Trust 5.826%, 08/10/45 (144A) (c)	11,727,532	$8,760,466
Banc of America Commercial Mortgage Trust 5.578%, 04/10/49 (a) (c)	1,998,158	1,298,818
Bayview Commercial Asset Trust Zero Coupon, 07/25/37 (144A) (d) (e) (j)	3,187,902	0
Bear Stearns Commercial Mortgage Securities Trust 6.241%, 06/11/50 (c)	2,153,521	2,151,662
BX Trust 7.277%, 10/15/32 (144A) (c)	26,480,000	26,595,320
Citigroup Commercial Mortgage Trust 3.110%, 04/10/48 (144A)	1,400,000	1,056,608
3.208%, 07/10/47 (144A) (c)	4,398,000	2,866,343
4.721%, 1M LIBOR + 2.944%, 09/15/27 (144A) (c)	7,250,000	7,149,612
6.187%, 12/10/49 (c)	6,863,000	4,278,665
Commercial Mortgage Trust 3.000%, 12/10/47 (144A)	2,230,000	1,477,760
4.285%, 03/10/46 (144A) (c)	2,710,000	945,314
4.441%, 07/10/50 (c)	1,726,000	1,426,399
4.546%, 08/10/48 (144A) (c)	5,800,000	3,549,702
Credit Suisse Commercial Mortgage Trust 5.373%, 12/15/39	826,526	673,619
5.869%, 09/15/40 (c)	4,632,300	4,493,195
6.279%, 06/15/38 (c)	1,681,113	970,235
9.397%, 1M LIBOR + 7.620%, 07/15/32 (144A) (c)	26,600,000	26,524,863
Credit Suisse Mortgage Capital LLC 4.373%, 09/15/37 (144A)	7,620,000	6,802,745
DBUBS Mortgage Trust 3.750%, 08/10/44 (144A)	5,180,000	3,005,695
GE Business Loan Trust 2.197%, 1M LIBOR + 0.420%, 05/15/34 (144A) (c)	539,886	501,802
GE Commercial Mortgage Corp. Trust 5.677%, 12/10/49 (c)	240,000	122,607
GMAC Commercial Mortgage Securities, Inc. 5.349%, 11/10/45 (c)	1,040,865	915,937
GS Mortgage Securities Trust 4.510%, 11/10/47 (144A) (c)	14,000,000	12,115,751
5.622%, 11/10/39	1,935,613	1,819,707
JPMorgan Chase Commercial Mortgage Securities Trust 3.958%, 04/15/46 (c)	3,750,000	3,684,268
5.327%, 1M LIBOR + 3.550%, 08/15/27 (144A) (c)	460,000	459,999
5.386%, 05/15/47 (c)	2,280,000	957,262
5.411%, 05/15/47	1,750,000	1,268,638
5.502%, 06/12/47 (c)	5,220,000	4,280,905
5.503%, 01/15/49 (c)	8,780,000	2,011,822
5.845%, 02/15/51 (c)	431,691	423,128
8.001%, 1M LIBOR + 6.225%, 10/15/19 (144A) (c)	9,900,000	9,943,288
Lone Star Portfolio Trust 8.677%, 1M LIBOR + 6.900%, 09/15/28 (144A) (c)	5,545,947	5,585,243
8.935%, 1M LIBOR + 7.218%, 09/15/20 (144A) (c)	4,119,852	4,175,431
ML-CFC Commercial Mortgage Trust 5.450%, 08/12/48 (c)	678,147	510,584
5.450%, 08/12/48 (144A) (c)	77,591	58,419
5.945%, 09/12/49 (c)	3,479,546	2,842,009
Morgan Stanley Bank of America Merrill Lynch Trust 4.528%, 10/15/48 (144A) (c)	9,534,000	6,282,774

Commercial Mortgage-Backed Securities—(Continued)
Morgan Stanley Capital Trust 5.399%, 12/15/43	2,538,896	1,957,489
Multifamily Trust 10.578%, 04/25/46 (144A) (c)	11,963,196	12,793,442
UBS-Barclays Commercial Mortgage Trust 4.895%, 05/10/63 (144A) (c)	4,530,000	2,612,942
Waterfall Commercial Mortgage Trust 4.104%, 09/14/22 (144A) (c)	1,789,133	1,755,757
WF-RBS Commercial Mortgage Trust 3.016%, 11/15/47 (144A)	4,441,004	2,576,307
3.250%, 06/15/46 (144A)	8,240,000	5,648,712

		189,331,244

Total Mortgage-Backed Securities (Cost $345,604,887)		347,639,102

Floating Rate Loans (k)—10.0%

Airlines—0.2%
Air Canada Term Loan B, 3.984%, 3M LIBOR + 2.000%, 10/06/23	3,563,302	3,584,087
American Airlines, Inc. Incremental Term Loan, 3.777%, 1M LIBOR + 2.000%, 12/14/23	2,178,000	2,182,473

		5,766,560

Auto Components—0.2%
American Axle & Manufacturing, Inc. Term Loan B, 4.130%, 1M LIBOR + 2.250%, 04/06/24	8,348,810	8,393,159

Building Materials—0.3%
Quikrete Holdings, Inc. 1st Lien Term Loan, 4.627%, 1M LIBOR + 2.750%, 11/15/23	8,528,173	8,576,144

Commercial Services—0.9%
Albany Molecular Research, Inc. 1st Lien Term Loan, 5.127%, 1M LIBOR + 3.250%, 08/30/24	7,183,900	7,210,839
Jaguar Holding Co. II Term Loan, 5.052%, 1M LIBOR + 2.500%, 08/18/22	8,167,207	8,203,959
Parexel International Corp. Term Loan B, 4.627%, 1M LIBOR + 2.750%, 09/27/24	6,547,100	6,556,921
Prime Security Services Borrower LLC 1st Lien Term Loan, 4.627%, 1M LIBOR + 2.750%, 05/02/22	8,207,255	8,279,635

		30,251,354

Computers—0.1%
Dell, Inc. 1st Lien Term Loan, 3.880%, 1M LIBOR + 2.000%, 09/07/23	2,244,375	2,249,286

Distribution/Wholesale—0.1%
Beacon Roofing Supply, Inc. Term Loan B, 3.936%, 1M LIBOR + 2.250%, 01/02/25	4,415,000	4,441,980

BHFTII-277

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Distributors—0.2%
American Builders & Contractors Supply Co., Inc. Term Loan B, 4.377%, 1M LIBOR + 2.500%, 10/31/23	8,033,850	$8,062,860

Electric—0.1%
Vistra Operations Company LLC Term Loan B2, 4.120%, 1M LIBOR + 2.250%, 12/14/23	3,382,872	3,407,336

Entertainment—0.4%
Lions Gate Entertainment Corp. Term Loan B, 03/24/25 (l)	3,703,276	3,724,685
Scientific Games International, Inc. Term Loan B5, 4.722%, 2M LIBOR + 2.750%, 08/14/24	8,847,825	8,890,684

		12,615,369

Food—0.4%
Albertson’s LLC Term Loan B6, 4.956%, 3M LIBOR + 3.000%, 06/22/23	6,852,910	6,780,097
Aramark Services, Inc. Term Loan B1, 3.877%, 1M LIBOR + 2.000%, 03/11/25	2,493,750	2,517,648
Post Holdings, Inc. Incremental Term Loan, 3.880%, 1M LIBOR + 2.000%, 05/24/24	4,557,043	4,572,350

		13,870,095

Healthcare-Services—0.5%
DaVita HealthCare Partners, Inc. Term Loan B, 4.627%, 1M LIBOR + 2.750%, 06/24/21	3,357,673	3,391,511
MPH Acquisition Holdings LLC Term Loan B, 5.052%, 3M LIBOR + 2.750%, 06/07/23	7,576,521	7,621,511
RadNet, Inc. Term Loan, 7.250%, 3M LIBOR + 3.500%, 06/30/23	5,141,558	5,209,041

		16,222,063

Hotels, Restaurants & Leisure—0.2%
1011778 B.C. Unlimited Liability Co. Term Loan B3, 4.552%, 1M LIBOR + 2.250%, 02/16/24	3,099,986	3,107,091
CEC Entertainment, Inc. Term Loan, 5.127%, 1M LIBOR + 3.250%, 02/14/21	5,106,701	4,841,153

		7,948,244

Insurance—0.4%
RPI Finance Trust Term Loan B6, 4.302%, 3M LIBOR + 2.000%, 03/27/23	6,433,058	6,469,244
UFC Holdings LLC 1st Lien Term Loan, 5.130%, 1M LIBOR + 3.250%, 08/18/23	8,362,650	8,418,839

		14,888,083

Internet—0.2%
Ancestry.com Operations, Inc. 1st Lien Term Loan, 5.130%, 1M LIBOR + 3.250%, 10/19/23	7,899,300	7,946,206

Leisure Time—0.1%
Intrawest Resorts Holdings, Inc. Term Loan B1, 5.127%, 1M LIBOR + 3.250%, 07/31/24	3,072,300	3,090,543

Lodging—0.8%
Boyd Gaming Corp. Term Loan B3, 4.236%, 1W LIBOR + 2.500%, 09/15/23	4,215,507	4,243,359
Caesars Resort Collection LLC 1st Lien Term Loan B, 4.627%, 1M LIBOR + 2.750%, 12/22/24	8,778,000	8,847,750
Hilton Worldwide Finance LLC Term Loan B2, 3.872%, 1M LIBOR + 2.000%, 10/25/23	2,258,949	2,273,838
MGM Growth Properties Operating Partnership L.P. Term Loan B, 3.877%, 1M LIBOR + 2.000%, 04/25/23	6,807,528	6,832,206
Station Casinos LLC Term Loan B, 4.380%, 1M LIBOR + 2.500%, 06/08/23	3,881,147	3,896,904

		26,094,057

Machinery—0.1%
Zebra Technologies Corp. Term Loan B, 3.753%, 3M LIBOR + 2.000%, 10/27/21	2,911,226	2,930,938

Media—0.9%
Advantage Sales & Marketing, Inc. 1st Lien Term Loan, 5.017%, 3M LIBOR + 3.250%, 07/23/21	7,013,660	6,882,153
CBS Radio, Inc. Term Loan B, 4.623%, 3M LIBOR + 2.750%, 11/17/24	8,781,990	8,828,640
Charter Communications Operating LLC Term Loan B, 3.880%, 1M LIBOR + 2.000%, 04/30/25	4,501,450	4,522,832
Unitymedia Finance LLC Term Loan B, 4.027%, 1M LIBOR + 2.250%, 09/30/25	830,000	830,519
Univision Communications, Inc. Term Loan C5, 4.627%, 1M LIBOR + 2.750%, 03/15/24	8,754,873	8,630,387

		29,694,531

Oil & Gas—0.0%
Hercules Offshore LLC Term Loan, 05/06/20 (i) (l)	302,209	256,878

Packaging & Containers—0.8%
Berry Global, Inc. Term Loan Q, 3.877%, 1M LIBOR + 2.000%, 10/01/22	8,981,880	9,028,891
BWAY Holding Co. Term Loan B, 7.000%, 3M LIBOR + 3.250%, 04/03/24	6,451,250	6,490,899
Flex Acquisition Co., Inc. 1st Lien Term Loan, 4.695%, 3M LIBOR + 3.000%, 12/29/23	5,317,127	5,348,700
Reynolds Group Holdings, Inc. Term Loan, 4.627%, 1M LIBOR + 2.750%, 02/05/23	7,993,412	8,043,371

		28,911,861

Pharmaceuticals—0.2%
Change Healthcare Holdings, Inc. Term Loan B, 4.627%, 1M LIBOR + 2.750%, 03/01/24	7,029,000	7,053,897

Professional Services—0.1%
Trans Union LLC Term Loan B3, 3.877%, 1M LIBOR + 2.000%, 04/10/23	3,944,494	3,960,406

BHFTII-278

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Retail—1.3%
Academy, Ltd. Term Loan B, 6.018%, 3M LIBOR + 4.000%, 07/01/22	9,752,133	$7,817,963
CWGS Group LLC Term Loan, 4.877%, 1M LIBOR + 3.000%, 11/08/23	1,316,700	1,321,309
Leslie’s Poolmart, Inc. Term Loan, 5.278%, 2M LIBOR + 3.500%, 08/16/23	3,046,290	3,067,233
Michaels Stores, Inc. Term Loan B1, 4.627%, 1M LIBOR + 2.750%, 01/30/23	6,624,133	6,663,692
Party City Holdings, Inc. Term Loan B, 4.487%, 3M LIBOR + 2.750%, 08/19/22	5,208,635	5,235,402
Petco Animal Supplies, Inc. Term Loan B, 4.772%, 3M LIBOR + 3.000%, 01/26/23	4,986,156	3,675,211
PetSmart, Inc. Term Loan B2, 4.680%, 1M LIBOR + 3.000%, 03/11/22	20,377,984	16,404,277

		44,185,087

Software—0.5%
Almonde, Inc. 1st Lien Term Loan, 5.484%, 3M LIBOR + 3.500%, 06/13/24	4,458,797	4,460,344
First Data Corp. Term Loan, 4.122%, 1M LIBOR + 2.250%, 04/26/24	8,804,274	8,828,574
MA FinanceCo. LLC Term Loan B3, 4.627%, 1M LIBOR + 2.750%, 06/21/24	470,771	466,259
Seattle Spinco, Inc. Term Loan B3, 4.627%, 1M LIBOR + 2.750%, 06/21/24	3,179,229	3,180,025

		16,935,202

Telecommunications—0.8%
CenturyLink, Inc. Term Loan B, 4.627%, 1M LIBOR + 2.750%, 01/31/25	7,650,825	7,543,239
Level 3 Financing, Inc. Term Loan B, 4.111%, 1M LIBOR + 2.250%, 02/22/24	6,960,000	6,977,943
UPC Financing Partnership Term Loan AR, 4.277%, 1M LIBOR + 2.500%, 01/15/26	8,840,000	8,877,888
Virgin Media Bristol LLC Term Loan, 4.277%, 1M LIBOR + 2.500%, 01/15/26	2,865,395	2,883,304

		26,282,374

Transportation—0.1%
XPO Logistics, Inc. Term Loan B, 3.920%, 3M LIBOR + 2.000%, 02/24/25	3,316,484	3,332,446

Trucking & Leasing—0.1%
Avolon TLB Borrower 1 (Luxembourg) S.a.r.l. Term Loan B2, 4.072%, 1M LIBOR + 2.250%, 04/03/22	3,804,583	3,812,246

Total Floating Rate Loans (Cost $345,721,152)		341,179,205

Foreign Government—9.3%

Regional Government—0.7%
Japan Finance Organization for Municipalities 4.000%, 01/13/21	1,900,000	1,954,304

Regional Government—(Continued)
Provincia de Buenos Aires 6.500%, 02/15/23 (144A) (a) (m)	18,940,000	19,413,500

		21,367,804

Sovereign—8.6%
Argentina POM Politica Monetaria 27.250%, 06/21/20 (ARS) (c)	510,260,000	27,124,994
Argentine Bonos del Tesoro 18.200%, 10/03/21 (ARS)	328,390,000	16,189,542
21.200%, 09/19/18 (ARS)	10,352,000	511,610
Argentine Republic Government International Bonds 4.625%, 01/11/23 (a)	2,150,000	2,072,622
5.625%, 01/26/22	2,570,000	2,607,265
5.875%, 01/11/28 (a)	5,700,000	5,360,850
7.500%, 04/22/26 (a)	12,590,000	13,433,530
7.625%, 04/22/46	1,170,000	1,162,688
Bahamas Government International Bond 5.750%, 01/16/24 (144A)	1,500,000	1,545,000
Bermuda Government International Bond 4.138%, 01/03/23 (144A)	2,000,000	2,064,000
Bonos de la Nacion Argentina con Ajuste por CER 4.000%, 03/06/20 (ARS) (m)	95,160,000	4,981,803
Brazil Notas do Tesouro Nacional 10.000%, 01/01/21 (BRL)	51,146,000	16,274,763
10.000%, 01/01/27 (BRL)	83,432,000	26,081,448
Brazilian Government International Bond 6.000%, 04/07/26	6,470,000	7,113,765
Ecuador Government International Bond 10.750%, 03/28/22 (144A) (a)	8,450,000	9,244,300
Egypt Government International Bond 6.125%, 01/31/22	8,380,000	8,668,507
Ghana Government International Bond 8.125%, 01/18/26 (a)(m)	4,200,000	4,505,012
Guatemala Government Bond 4.375%, 06/05/27 (144A)	5,970,000	5,805,825
Honduras Government International Bond 6.250%, 01/19/27	4,140,000	4,375,856
Indonesia Government International Bonds 5.125%, 01/15/45	3,000,000	3,124,302
5.250%, 01/17/42 (a)	15,090,000	15,865,686
Indonesia Treasury Bonds 7.000%, 05/15/22 (IDR)	9,560,000,000	719,456
7.000%, 05/15/27 (IDR)	382,929,000,000	28,272,913
8.375%, 09/15/26 (IDR)	66,608,000,000	5,340,009
Kenya Government International Bond 6.875%, 06/24/24	1,620,000	1,691,348
7.250%, 02/28/28 (144A)	1,110,000	1,160,239
Mexican Bonos 7.500%, 06/03/27 (MXN)	149,000,000	8,113,913
8.000%, 11/07/47 (MXN)	284,020,000	16,299,436
Mexico Government International Bond 4.125%, 01/21/26 (a)	8,170,000	8,284,380
Russian Federal Bond - OFZ 7.050%, 01/19/28 (RUB)	1,251,525,000	22,011,111
Senegal Government International Bond 6.250%, 05/23/33 (144A) (m)	8,720,000	8,589,200

BHFTII-279

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—(Continued)
Turkey Government Bond 10.600%, 02/11/26 (TRY)	34,450,000	$7,906,743
Uruguay Government International Bonds 8.500%, 03/15/28 (144A) (UYU)	69,700,000	2,265,412
9.875%, 06/20/22 (144A) (UYU)	166,730,000	5,972,746

		294,740,274

Total Foreign Government (Cost $323,424,613)		316,108,078

Asset-Backed Securities—6.1%

Asset-Backed - Automobile — 0.2%
Hertz Vehicle Financing II LP 3.290%, 02/25/24 (144A)	3,480,000	3,442,686
3.600%, 02/25/24 (144A)	3,510,000	3,471,845

		6,914,531

Asset-Backed - Credit Card — 0.2%
CreditShop Credit Card Co. LLC 9.777%, 10/15/22 (144A) (c)	5,784,432	5,798,135

Asset-Backed - Home Equity—0.6%
Asset-Backed Securities Corp. Home Equity Loan Trust 4.627%, 1M LIBOR + 2.850%, 04/15/33 (c)	707	706
Bear Stearns Asset-Backed Securities Trust 2.612%, 1M LIBOR + 0.740%, 01/25/34 (c)	17,884	17,391
EMC Mortgage Loan Trust 2.772%, 1M LIBOR + 0.900%, 05/25/43 (144A) (c)	283,395	280,024
Structured Asset Securities Corp. Mortgage Loan Trust 2.092%, 1M LIBOR + 0.220%, 02/25/36 (144A) (c)	2,617,563	149,075
WaMu Asset-Backed Certificates Trust 2.042%, 1M LIBOR + 0.170%, 07/25/47 (c)	27,048,342	20,813,813

		21,261,009

Asset-Backed - Manufactured Housing—0.4%
Conseco Finance Corp. 7.030%, 07/15/28 (c)	6,411,953	6,372,194
Origen Manufactured Housing Contract Trust 3.535%, 10/15/37 (c)	1,358,864	1,295,938
4.072%, 04/15/37 (c)	1,120,974	1,019,785
UCFC Manufactured Housing Contract 7.095%, 04/15/29 (c)	4,091,170	3,923,980

		12,611,897

Asset-Backed - Other—4.3%
AIMCO CLO 5.425%, 3M LIBOR + 3.680%, 07/20/29 (144A) (c)	6,750,000	6,860,518
Ammc CLO, Ltd. 7.541%, 3M LIBOR + 5.810%, 04/17/29 (144A) (c)	6,600,000	6,653,269
Amortizing Residential Collateral Trust 3.672%, 1M LIBOR + 1.800%, 08/25/32 (c)	23,375	21,343
Applebee’s Funding LLC / IHOP Funding LLC 4.277%, 09/05/44 (144A)	5,183,950	5,088,152

Asset-Backed - Other—(Continued)
Ares CLO, Ltd. 7.864%, 3M LIBOR + 6.550%, 10/15/29 (144A) (c)	9,300,000	9,578,507
8.322%, 3M LIBOR + 6.600%, 10/15/27 (144A) (c)	5,500,000	5,586,333
Barings CLO, Ltd. 9.184%, 3M LIBOR + 7.450%, 07/18/29 (144A) (c)	4,600,000	4,442,358
Bear Stearns Asset-Backed Securities Trust 6.000%, 10/25/36	1,754,589	1,405,732
Carlyle Global Market Strategies CLO, Ltd. 5.445%, 3M LIBOR + 3.700%, 07/20/31 (144A) (c)	9,500,000	9,653,064
Catskill Park CLO, Ltd. 7.745%, 3M LIBOR + 6.000%, 04/20/29 (144A) (c)	10,200,000	10,327,347
Countrywide Asset-Backed Certificates Trust 3.747%, 1M LIBOR + 1.875%, 06/25/34 (c)	133,814	126,734
Countrywide Revolving Home Equity Loan Resecuritization Trust 2.077%, 1M LIBOR + 0.300%, 12/15/33 (144A) (c)	168,018	156,470
Countrywide Revolving Home Equity Loan Trust 1.917%, 1M LIBOR + 0.140%, 07/15/36 (c)	318,090	294,983
CVP CLO, Ltd. 4.576%, 01/20/31 (144A) (c)	4,500,000	4,488,201
First Horizon Asset-Backed Trust 2.032%, 1M LIBOR + 0.160%, 10/25/34 (c)	9,714	9,541
Goldentree Loan Opportunities, Ltd. 6.945%, 3M LIBOR + 5.200%, 07/20/27 (144A) (c)	2,150,000	2,157,871
Greenwood Park CLO, Ltd. Zero Coupon, 04/15/31 (144A) (c)	7,380,000	7,350,856
GSAMP Trust 2.072%, 1M LIBOR + 0.200%, 01/25/36 (c)	96,991	12,957
Long Beach Mortgage Loan Trust 2.361%, 1M LIBOR + 0.520%, 01/21/31 (c)	18,618	18,094
Madison Park Funding, Ltd. 8.095%, 10/21/30 (144A) (c)	2,600,000	2,671,170
MidOcean Credit CLO IV 5.622%, 3M LIBOR + 3.900%, 04/15/27 (144A) (c)	1,750,000	1,750,994
Midocean Credit CLO VII 5.602%, 3M LIBOR + 3.880%, 07/15/29 (144A) (c)	4,750,000	4,807,689
Northwoods Capital, Ltd. 8.202%, 3M LIBOR + 6.000%, 06/20/29 (144A) (c)	5,250,000	5,255,649
Ocean Trails CLO 9.472%, 3M LIBOR + 7.750%, 07/15/28 (144A) (c)	5,120,000	5,307,566
SACO I Trust 2.132%, 1M LIBOR + 0.260%, 06/25/36 (c)	257,805	254,003
2.212%, 1M LIBOR + 0.340%, 03/25/36 (c)	64,070	61,314
SBA Small Business Investment Cos. 2.845%, 03/10/27	10,328,403	10,396,845
SoFi Consumer Loan Program LLC 3.280%, 01/26/26 (144A)	3,483,640	3,489,452
Thayer Park CLO, Ltd. 7.845%, 3M LIBOR + 6.100%, 04/20/29 (144A) (c)	8,400,000	8,502,169
Treman Park CLO, Ltd. 5.605%, 3M LIBOR + 3.860%, 04/20/27 (144A) (c)	1,700,000	1,701,878
Upgrade Pass-Through Trust 7.000%, 03/15/24 (144A) (d) (g) (h)	2,819,862	2,822,460
14.960%, 12/27/27 (144A) (d) (g) (h)	3,560,653	3,562,935
16.000%, 05/15/24 (144A) (d) (g) (h)	2,800,000	2,802,601
Venture CLO, Ltd. 5.795%, 3M LIBOR + 4.050%, 04/20/27 (144A) (c)	9,105,000	9,092,745

BHFTII-280

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Voya CLO, Ltd. 7.045%, 3M LIBOR + 5.300%, 07/23/27 (144A) (c)	2,000,000	$2,027,096
7.742%, 3M LIBOR + 6.020%, 06/07/30 (144A) (c)	8,000,000	8,095,080

		146,833,976

Asset-Backed - Student Loan—0.4%
DRB Prime Student Loan Trust 3.170%, 07/25/31 (144A)	2,663,313	2,652,029
National Collegiate Student Loan Trust 2.722%, 1M LIBOR + 0.850%, 03/25/38 (c)	7,731,354	5,278,309
Nelnet Student Loan Trust Zero Coupon, 28 day Auction Rate Index, 03/22/32 (c)	6,200,000	5,829,606
SoFi Professional Loan Program LLC Zero Coupon, 08/25/36 (144A)	500	1,505,625

		15,265,569

Total Asset-Backed Securities (Cost $203,127,218)		208,685,117

U.S. Treasury & Government Agencies—5.6%

Agency Sponsored Mortgage-Backed—5.5%
Fannie Mae 15 Yr. Pool 3.000%, TBA (n)	11,000,000	10,985,678
4.000%, 07/01/18	3,226	3,319
4.000%, 08/01/18	5,667	5,830
4.000%, 03/01/19	9,280	9,548
5.000%, 12/01/21	10,047	10,228
Fannie Mae 20 Yr. Pool 8.500%, 08/01/19	5,520	5,564
Fannie Mae 30 Yr. Pool 3.000%, TBA (n)	8,800,000	8,582,750
3.500%, 12/01/47	198,117	199,127
3.500%, 03/01/48	199,731	200,750
3.500%, TBA (n)	10,900,000	10,922,779
4.000%, 04/01/47	2,840,364	2,929,439
4.000%, 05/01/47	1,226,038	1,264,297
4.000%, 08/01/47 (a)	13,612,598	13,987,414
4.000%, 04/01/48	5,900,000	6,062,809
4.000%, TBA (n)	1,200,000	1,231,434
4.500%, 05/01/39	1,711,963	1,817,664
4.500%, 08/01/40 (a)	4,569,830	4,833,986
4.500%, 05/01/41 (a)	3,194,383	3,379,337
4.500%, 11/01/43	2,430,040	2,551,802
5.000%, 01/01/39	298,085	320,763
5.000%, 06/01/40	172,862	186,867
5.000%, 07/01/40	120,125	129,837
6.000%, 07/01/38	20,959	23,464
6.500%, 08/01/31	295	329
6.500%, 12/01/36	1,060	1,183
6.500%, 06/01/37	16,034	17,894
6.500%, 10/01/37	16,418	18,322
7.000%, 05/01/26	1,213	1,267
7.000%, 07/01/30	258	263
7.000%, 01/01/31	266	284

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool 7.000%, 07/01/31	1,213	1,284
7.000%, 09/01/31	2,745	2,990
7.000%, 10/01/31	2,472	2,769
7.000%, 11/01/31	22,217	23,515
7.000%, 01/01/32	5,596	5,702
7.000%, 02/01/32	4,248	4,358
7.500%, 12/01/29	456	462
7.500%, 01/01/30	468	541
7.500%, 02/01/30	319	321
7.500%, 06/01/30	296	297
7.500%, 08/01/30	82	83
7.500%, 09/01/30	543	606
7.500%, 10/01/30	82	90
7.500%, 11/01/30	9,798	10,240
7.500%, 02/01/31	1,181	1,196
8.000%, 08/01/27	837	911
8.000%, 07/01/30	533	630
8.000%, 09/01/30	389	405
Fannie Mae REMICS (CMO) 2.222%, 1M LIBOR + 0.350%, 05/25/34 (c)	112,599	112,680
4.500%, 06/25/29	224,243	232,579
9.750%, 11/25/18	11,535	11,684
9.750%, 08/25/19	3,192	3,232
Freddie Mac 30 Yr. Gold Pool 3.000%, 11/01/42	2,142,945	2,106,563
3.000%, TBA (n)	8,100,000	7,897,500
3.500%, 02/01/48	17,023,895	17,114,926
3.500%, TBA (n)	7,100,000	7,116,566
4.000%, 07/01/47	2,661,512	2,738,376
4.000%, 12/01/47	196,334	201,982
4.000%, TBA (n)	5,400,000	5,543,226
4.500%, 04/01/47	3,075,672	3,221,418
4.500%, 06/01/47	3,949,957	4,137,131
4.500%, 07/01/47	3,481,668	3,650,250
6.000%, 12/01/36	15,300	17,098
6.000%, 02/01/37	17,797	19,880
7.000%, 03/01/39	115,148	127,601
Freddie Mac Multifamily Structured Pass-Through Certificates (CMO) 1.329%, 08/25/42 (c) (j)	70,400,000	3,588,823
Freddie Mac REMICS (CMO) 11.565%, 06/15/21 (j)	3	21
Freddie Mac Structured Agency Credit Risk Debt Notes (CMO) 5.322%, 1M LIBOR + 3.450%, 10/25/29 (a) (c)	4,620,000	5,024,621
6.322%, 03/25/30 (c)	8,840,000	9,442,534
6.372%, 1M LIBOR + 4.500%, 02/25/24 (c)	2,210,000	2,568,254
7.022%, 1M LIBOR + 5.150%, 10/25/29 (c)	10,500,000	11,839,775
Ginnie Mae I 30 Yr. Pool 5.000%, 04/15/35	9,974	10,754
5.500%, 01/15/34	49,151	54,162
5.500%, 04/15/34	15,558	17,263
5.500%, 07/15/34	85,618	94,330
5.500%, 10/15/34	53,580	58,992
5.750%, 10/15/38	96,853	107,284
6.000%, 02/15/33	1,475	1,656

BHFTII-281

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Ginnie Mae I 30 Yr. Pool 6.000%, 03/15/33	4,911	$5,491
6.000%, 06/15/33	4,426	5,075
6.000%, 07/15/33	7,057	7,943
6.000%, 09/15/33	5,256	5,849
6.000%, 10/15/33	2,790	3,117
6.000%, 08/15/34	21,469	23,891
6.500%, 03/15/29	1,907	2,133
6.500%, 02/15/32	814	926
6.500%, 03/15/32	953	1,089
6.500%, 11/15/32	4,022	4,532
7.000%, 03/15/31	97	98
Ginnie Mae II 30 Yr. Pool 3.000%, 11/20/47	5,930,735	5,838,951
3.000%, TBA (n)	4,200,000	4,131,996
3.500%, 03/20/45	263,623	266,572
3.500%, 03/20/46	493,625	500,291
3.500%, TBA (n)	15,000,000	15,145,605
4.000%, TBA (n)	3,700,000	3,803,123
5.000%, 08/20/34	53,759	57,679
5.500%, 03/20/34	7,401	8,152
6.000%, 05/20/32	10,115	11,353
6.000%, 11/20/33	12,300	13,883
Ginnie Mae II ARM Pool 3.230%, 1Y CMT + 1.440%, 01/20/60 (c)	703,891	723,375
3.598%, 1Y CMT, 05/20/60 (c)	629,265	646,321
Government National Mortgage Association (CMO) 0.432%, 03/16/47 (c) (j)	6,849,240	107,578
0.566%, 04/16/52 (c) (j)	12,563,029	240,842
3.000%, 04/20/41	565,498	562,261

		188,919,915

Federal Agencies—0.1%
Tennessee Valley Authority 5.980%, 04/01/36	1,760,000	2,428,140

Total U.S. Treasury & Government Agencies (Cost $191,304,493)		191,348,055

Convertible Bonds—0.9%

Media—0.4%
DISH Network Corp. 2.375%, 03/15/24	5,890,000	5,208,474
3.375%, 08/15/26 (a)	1,710,000	1,647,072
Liberty Media Corp. 2.125%, 03/31/48 (a)	5,220,000	5,149,008

		12,004,554

Oil & Gas—0.5%
Chesapeake Energy Corp. 5.500%, 09/15/26 (a)	4,120,000	3,547,732
Whiting Petroleum Corp. 1.250%, 04/01/20 (a)	15,790,000	14,862,132

		18,409,864

Total Convertible Bonds (Cost $31,131,554)		30,414,418

Convertible Preferred Stocks—0.3%
Security Description	Principal Amount*	Value

Banks—0.2%
Wells Fargo & Co., Series L 7.500%, 12/31/49 (a)	4,965	6,404,850

Oil, Gas & Consumable Fuels—0.1%
Sanchez Energy Corp. 6.500%, 12/31/49	296,910	5,056,793

Total Convertible Preferred Stocks (Cost $16,440,743)		11,461,643

Municipals—0.3%
Brazos Harbor Industrial Development Corp., Environmental Facilities, Dow Chemical Project., Revenue Bond 5.900%, 05/01/38 (c)	1,505,000	1,514,662
Brazos River Harbor, TX Navigation District , Dow Chemical Co. Project, Revenue Bond 5.950%, 05/15/33	3,360,000	3,444,907
Massachusetts State Development Finance Agency, Board Institute, Revenue Bond 5.375%, 04/01/41	400,000	440,768
Texas Municipal Gas Acquisition & Supply Corp. III, Revenue Bonds 5.000%, 12/15/30	750,000	820,778
5.000%, 12/15/31	1,550,000	1,693,422
Virginia Housing Development Authority 6.000%, 06/25/34	679,197	711,594

Total Municipals (Cost $8,212,637)		8,626,131

Preferred Stocks—0.1%

Air Freight & Logistics—0.0%
CEVA Group plc - Series A2 (i)	864	529,029

Banks—0.1%
Citigroup Capital, 8.137%, 10/30/40	51,160	1,391,040

Marine—0.0%
Tricer Tracking Preferred Equity Certificates, 8.000% (g) (h) (i)	11,281,287	112,813

Oil & Gas—0.0%
Berry Petroleum Corp.	82,628	929,565

Total Preferred Stocks (Cost $4,251,439)		2,962,447

Common Stocks—0.0%

Air Freight & Logistics—0.0%
CEVA Group plc (i) (o)	399	244,387

BHFTII-282

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Principal Amount*	Value

Diversified Consumer Services—0.0%
Ascent CNR Corp. - Class A (i) (o)	1,399,556	$27,991

Household Durables—0.0%
Desarrolladora Homex S.A.B. de C.V. (o)	220,114	4,410

Marine—0.0%
Tricer Holdco SCA (g) (h) (i) (o)	23,504	92,841

Media—0.0%
Cengage Learning, Inc. (o)	10,995	57,724
ION Media Networks, Inc. (o)	785	529,875

		587,599

Oil & Gas—0.0%
Berry Petroleum Corp. (o)	74,879	655,191

Total Common Stocks (Cost $4,001,521)		1,612,419

Escrow Shares—0.0%

Energy Equipment & Services—0.0%
Hercules Offshore, Inc. (g) (h) (i)	10,611	2,992

Forest Products & Paper—0.0%
Sino-Forest Corp.	500,000	0
Sino-Forest Corp.	1,246,000	0

		0

Oil & Gas—0.0%
Berry Petroleum Co. LLC (f) (g) (h) (i)	850,000	0
Berry Petroleum Co. LLC (f) (g) (h) (i)	1,040,000	0

		0

Total Escrow Shares (Cost $476,680)		2,992

Short-Term Investments—1.5%

Repurchase Agreements—1.2%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/29/18 at 0.600%, due on 04/02/18 with a maturity value of $10,945,850; collateralized by a U.S. Treasury Note at 1.875%, maturing 02/28/22, with a market value of $11,166,327.	10,945,120	10,945,120
Merrill Lynch, Pierce, Fenner & Smith Inc. Repurchase Agreement dated 03/29/18 at 1.800%, due on 04/02/18 with a maturity value of $29,005,800; collateralized by a U.S. Treasury Note at 2.375%, maturing 03/15/21, with a market value of $29,580,000.	29,000,000	29,000,000

		39,945,120

U.S. Treasury—0.3%
U.S. Treasury Bill 1.779%, 08/16/18 (a) (p)	11,000,000	10,923,388

Total Short-Term Investments (Cost $50,871,620)		50,868,508

Securities Lending Reinvestments (q)—11.7%

Certificates of Deposit—7.3%
Banco Del Estado De Chile New York 1.985%, 1M LIBOR + 0.220%, 05/14/18 (c)	10,000,000	9,999,300
Bank of Nova Scotia 2.482%, 3M LIBOR + 0.280%, 03/20/19 (c)	10,000,000	9,995,640
Barclays Capital, plc 1.956%, 1M LIBOR + 0.270%, 08/03/18 (c)	10,000,000	9,999,260
BNP Paribas New York 1.886%, 1M LIBOR + 0.200%, 05/04/18 (c)	5,000,000	5,000,120
Canadian Imperial Bank of Commerce 1.920%, 1M LIBOR + 0.170%, 04/13/18 (c)	10,000,000	9,999,680
Chiba Bank, Ltd., New York 1.740%, 04/11/18	5,000,000	4,999,615
China Construction Bank 1.950%, 04/20/18	11,500,000	11,498,804
Citigroup Global Markets, Ltd. 2.070%, 1M LIBOR + 0.330%, 09/12/18 (c)	5,000,000	4,999,125
Cooperative Rabobank UA 1.860%, 3M LIBOR + 0.140%, 10/16/18 (c)	11,500,000	11,500,000
Credit Suisse AG New York 1.930%, 1M LIBOR + 0.190%, 05/11/18 (c)	5,000,000	4,999,440
1.976%, 1M LIBOR + 0.190%, 04/16/18 (c)	10,000,000	9,999,580
2.230%, FEDEFF PRV + 0.550%, 09/07/18 (c)	3,000,000	3,000,000
Mitsubishi UFJ Trust and Banking Corp. 1.886%, 1M LIBOR + 0.200%, 06/07/18 (c)	3,000,000	2,999,346
1.976%, 1M LIBOR + 0.190%, 04/16/18 (c)	10,000,000	9,999,390
2.077%, 1M LIBOR + 0.200%, 05/30/18 (c)	2,000,000	1,999,668
Mizuho Bank, Ltd., New York 1.891%, 1M LIBOR + 0.200%, 04/06/18 (c)	3,000,000	2,999,955
1.940%, 1M LIBOR + 0.200%, 04/11/18 (c)	2,500,000	2,500,055
2.008%, 1M LIBOR + 0.200%, 04/18/18 (c)	5,000,000	4,999,930
2.077%, 1M LIBOR + 0.200%, 05/29/18 (c)	1,500,000	1,499,874
Natixis New York 1.896%, 1M LIBOR + 0.210%, 08/06/18 (c)	4,000,000	3,999,656
2.220%, 06/11/18	2,000,000	2,000,332
Norinchukin Bank New York 1.670%, 1M LIBOR + 0.300%, 09/04/18 (c)	12,600,000	12,592,364
Oversea-Chinese Banking Corp., Ltd. 2.150%, 06/06/18	7,000,000	7,000,693
Royal Bank of Canada New York 2.201%, 3M LIBOR + 0.130%, 06/12/18 (c)	8,000,000	7,997,304
Societe Generale 1.950%, 1M LIBOR + 0.210%, 07/10/18 (c)	10,000,000	9,999,170
Standard Chartered plc 2.154%, 1M LIBOR + 0.300%, 08/22/18 (c)	6,000,000	5,999,424
2.250%, 08/21/18	6,000,000	5,997,480
State Street Bank and Trust Co. 1.831%, 1M LIBOR + 0.120%, 05/08/18 (c)	2,000,000	1,999,892

BHFTII-283

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Securities Lending Reinvestments (q)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Sumitomo Mitsui Banking Corp., London 2.038%, 1M LIBOR + 0.230%, 05/17/18 (c)	6,500,000	$6,495,125
Sumitomo Mitsui Banking Corp., New York 1.930%, 1M LIBOR + 0.190%, 04/12/18 (c)	3,000,000	2,999,871
2.000%, 05/21/18	7,500,000	7,500,038
2.010%, 1M LIBOR + 0.270%, 09/10/18 (c)	15,000,000	14,995,515
2.062%, 1M LIBOR + 0.190%, 04/26/18 (c)	3,500,000	3,499,972
Svenska Handelsbanken AB 2.027%, 1M LIBOR + 0.150%, 04/30/18 (c)	10,000,000	9,999,720
Wells Fargo Bank N.A. 1.835%, 3M LIBOR + 0.130%, 07/11/18 (c)	6,500,000	6,499,903
1.893%, 3M LIBOR + 0.140%, 10/26/18 (c)	4,000,000	4,001,538
Westpac Banking Corp. 2.130%, FEDEFF PRV + 0.450%, 02/15/19 (c)	12,500,000	12,498,887

		249,065,666

Commercial Paper—2.5%
Antalis S.A. 2.150%, 06/05/18	1,989,131	1,992,314
Industrial & Commercial Bank of China, Ltd. 1.960%, 04/20/18	11,463,059	11,487,626
ING Funding LLC 1.930%, 1M LIBOR + 0.190%, 08/10/18 (c)	7,750,000	7,747,241
La Fayette Asset Securitization LLC 2.170%, 06/08/18	7,954,189	7,967,368
LMA S.A. & LMA Americas 2.150%, 06/01/18	9,945,653	9,962,290
Macquarie Bank, Ltd., London 2.020%, 05/16/18	9,950,061	9,974,690
Ridgefield Funding Co. LLC 2.018%, 1M LIBOR + 0.210%, 05/17/18 (c)	1,000,000	999,856
2.040%, 05/21/18	4,974,500	4,985,565
Toyota Motor Credit Corp. 1.967%, 1M LIBOR + 0.190%, 05/11/18 (c)	11,000,000	10,999,659
UBS AG 1.880%, 1M LIBOR + 0.210%, 05/02/18 (c)	20,000,000	19,997,120

		86,113,729

Repurchase Agreements—1.5%
Citigroup Global Markets, Inc. Repurchase Agreement dated 01/25/17 at 2.230%, due on 06/29/18 with a maturity value of $2,064,422; collateralized by various Common Stock with an aggregate market value of $2,200,000.	2,000,000	2,000,000
Deutsche Bank AG, London Repurchase Agreement dated 03/29/18 at 1.750%, due on 04/02/18 with a maturity value of $100,019; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 03/07/22 - 05/24/27, and an aggregate market value of $102,001.	100,000	100,000
Repurchase Agreement dated 03/29/18 at 1.750%, due on 04/02/18 with a maturity value of $60,775; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 06/30/20 - 05/02/25, and an aggregate market value of $61,978.	60,763	60,763

Repurchase Agreements—(Continued)
Repurchase Agreement dated 03/29/18 at 1.800%, due on 04/02/18 with a maturity value of $58,137; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.125%, maturity dates ranging from 04/14/22 - 08/07/23, and an aggregate market value of $59,288.	58,125	58,125
Repurchase Agreement dated 01/09/18 at 2.070%, due on 04/02/18 with a maturity value of $1,909,068; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $2,110,353.	1,900,000	1,900,000
Repurchase Agreement dated 09/12/17 at 2.210%, due on 07/02/18 with a maturity value of $12,470,340; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $13,606,222.	12,250,000	12,250,000
ING Financial Markets LLC Repurchase Agreement dated 03/29/18 at 1.710%, due on 04/02/18 with a maturity value of $7,189,413; collateralized by U.S. Government Agency Obligations with rates ranging from 0.750% - 3.750%, maturity dates ranging from 04/09/18 - 09/24/26, and an aggregate market value of $7,331,823.	7,188,047	7,188,047
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 2.230%, due on 06/29/18 with a maturity value of $9,859,557; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 8.875%, maturity dates ranging from 01/15/19 - 02/15/48, and various Common Stock with an aggregate market value of $10,278,841.	9,500,000	9,500,000
Repurchase Agreement dated 08/01/17 at 2.230%, due on 06/29/18 with a maturity value of $12,757,069; collateralized by various Common Stock with an aggregate market value of $13,750,002.	12,500,000	12,500,000
Societe Generate Repurchase Agreement dated 03/08/18 at 1.820%, due on 04/02/18 with a maturity value of $1,001,264; collateralized by various Common Stock with an aggregate market value of $1,111,724.	1,000,000	1,000,000
Repurchase Agreement dated 03/28/18 at 1.820%, due on 04/02/18 with a maturity value of $5,001,264; collateralized by various Common Stock with an aggregate market value of $5,558,620.	5,000,000	5,000,000

		51,556,935

Time Deposits—0.4%
ABN AMRO Bank NV 1.680%, 04/02/18	2,000,000	2,000,000
Australia New Zealand Bank 1.670%, 04/02/18	2,000,000	2,000,000
Natixis Financial Products LLC 1.930%, OBFR + 0.250%, 04/02/18 (c)	10,000,000	10,000,000

		14,000,000

Total Securities Lending Reinvestments (Cost $400,781,305)		400,736,330

BHFTII-284

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Security Description	Value
Total Purchased Options—0.4% (r) (Cost $19,100,538)	$15,262,381

Total Investments—111.3% (Cost $3,811,716,314)	3,803,676,559
Other assets and liabilities (net)—(11.3)%	(386,324,506)

Net Assets—100.0%	$3,417,352,053

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2018, the market value of securities loaned was $386,656,326 and the collateral received consisted of cash in the amount of $400,683,528. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(c)	Variable or floating rate security. The stated rate represents the rate at March 31, 2018. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(d)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2018, the market value of restricted securities was $14,103,371, which is 0.4% of net assets. See details shown in the Restricted Securities table that follows.
(e)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(f)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(g)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(h)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2018, these securities represent 0.8% of net assets.
(i)	Illiquid security. As of March 31, 2018, these securities represent 0.7% of net assets.
(j)	Interest only security.
(k)	Floating rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are determined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.
(l)	This loan will settle after March 31, 2018, at which time the interest rate will be determined.
(m)	Principal amount of security is adjusted for inflation.
(n)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(o)	Non-income producing security.
(p)	The rate shown represents current yield to maturity.
(q)	Represents investment of cash collateral received from securities on loan as of March 31, 2018.
(r)	For a breakout of open positions, see details shown in the Purchased Options table that follows.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2018, the market value of 144A securities was $1,246,056,494, which is 36.5% of net assets.

BHFTII-285

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
Alta Wind Holdings LLC, 7.000%, 06/30/35	07/14/10	$1,392,642	$1,392,642	$1,572,011
Bayview Commercial Asset Trust, Zero Coupon, 07/25/37	11/23/10	3,187,902	303,847	0
Countrywide Home Loan Reperforming Loan REMIC Trust, 4.589%, 03/25/35	01/08/15	6,362,945	926,604	485,860
Midwest Vanadium Pty, Ltd., 11.500%, 02/15/18	05/05/11 - 05/24/11	932,290	961,424	93
NSG Holdings LLC / NSG Holdings, Inc., 7.750%, 12/15/25	01/25/13	2,603,564	2,753,218	2,857,411
Upgrade Pass-Through Trust, 14.960%, 12/27/27	11/29/17 - 12/15/17	3,560,653	3,591,855	3,562,935
Upgrade Pass-Through Trust, 7.000%, 03/15/24	01/12/18	2,819,862	2,847,393	2,822,460
Upgrade Pass-Through Trust, 16.000%, 05/15/24	03/09/18	2,800,000	2,828,000	2,802,601

				$14,103,371

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
ARS	20,000,000	BOA	04/03/18	USD	991,778	$1,616
ARS	2,230,000	CBNA	04/03/18	USD	109,020	1,744
ARS	17,770,000	JPMC	04/03/18	USD	870,438	12,192
ARS	20,000,000	BOA	05/22/18	USD	954,654	14,120
ARS	232,614,000	CBNA	07/30/18	USD	10,824,290	36,527
ARS	150,610,000	JPMC	09/17/18	USD	7,220,038	(360,468)
AUD	5,359,008	BBP	04/19/18	USD	4,172,175	(56,242)
BRL	76,742,223	CBNA	04/19/18	USD	23,556,095	(341,448)
CAD	7,500,000	BBP	04/19/18	USD	5,798,298	25,055
CAD	15,217,580	CBNA	06/21/18	USD	11,650,000	179,231
EUR	1,900,000	CBNA	04/19/18	USD	2,365,789	(25,454)
EUR	4,100,000	CBNA	04/19/18	USD	5,149,305	(99,109)
GBP	6,500,000	BBP	04/19/18	USD	8,998,626	126,662
IDR	140,577,040,000	BOA	04/19/18	USD	10,383,885	(185,978)
IDR	92,412,715,439	BBP	04/19/18	USD	6,893,385	(189,472)
INR	290,000,000	BBP	04/19/18	USD	4,487,289	(49,377)
INR	1,167,430,000	JPMC	04/19/18	USD	18,118,792	(253,442)
MXN	283,710,000	JPMC	04/19/18	USD	14,662,394	905,127
MXN	61,361,220	JPMC	07/09/18	USD	3,080,506	244,335
PLN	28,903,719	BOA	04/19/18	USD	8,415,748	29,145
PLN	34,800,000	BOA	04/19/18	USD	10,147,163	20,466
RUB	284,140,060	CBNA	05/21/18	USD	4,998,462	(65,186)
TRY	16,907,820	JPMC	04/19/18	USD	4,328,901	(65,144)
TRY	28,955,280	JPMC	04/19/18	USD	7,413,406	(111,562)

Contracts to Deliver
ARS	20,000,000	BOA	04/03/18	USD	981,836	(11,558)
ARS	2,230,000	CBNA	04/03/18	USD	110,583	(180)
ARS	17,770,000	JPMC	04/03/18	USD	881,195	(1,436)
AUD	12,403,320	BBP	04/19/18	USD	9,873,911	347,663
CAD	61,620,000	CBNA	04/19/18	USD	47,464,698	(379,969)
CAD	11,735,923	CBNA	04/19/18	USD	9,411,099	298,776
CAD	16,222,064	BBP	06/21/18	USD	12,418,900	(191,157)
EUR	12,200,000	BBP	04/19/18	USD	15,037,948	10,537
EUR	10,200,000	BBP	04/19/18	USD	12,681,792	117,891
EUR	6,611,880	BBP	04/19/18	USD	8,084,908	(59,309)
EUR	650,000	BBP	04/19/18	USD	800,296	(345)
EUR	2,200,000	CBNA	04/19/18	USD	2,702,887	(6,974)
EUR	1,650,000	CBNA	04/19/18	USD	2,059,791	27,395
EUR	1,400,000	CBNA	04/19/18	USD	1,744,736	20,279
EUR	400,000	CBNA	04/19/18	USD	492,168	(534)

BHFTII-286

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
GBP	42,176,833	BBP	04/19/18	USD	57,946,118	$(1,265,534)
IDR	53,506,615,660	BOA	04/19/18	USD	3,870,279	(11,261)
IDR	43,926,868,592	BOA	04/19/18	USD	3,169,327	(17,269)
IDR	131,497,920,359	JPMC	04/19/18	USD	9,524,004	(15,275)
JPY	1,807,730,000	BBP	04/19/18	USD	16,658,680	(346,143)
JPY	769	BBP	04/19/18	USD	7	—
MXN	61,361,220	JPMC	07/09/18	USD	3,090,000	(234,841)
NZD	7,900,000	BBP	04/19/18	USD	5,709,512	295
PHP	903,278,000	BBP	04/19/18	USD	17,866,173	568,625
PHP	902,249,000	DBAG	05/15/18	USD	17,277,844	21,913
PHP	901,098,000	DBAG	05/15/18	USD	17,245,895	11,977
RUB	271,005,110	BBP	04/19/18	USD	4,783,217	61,146
SEK	30,435,647	CBNA	04/19/18	USD	3,777,447	128,481
TWD	3,000	MSCS	04/19/18	USD	102	(1)
ZAR	198,594	BBP	04/19/18	USD	16,722	(17)

Net Unrealized Depreciation						$(1,133,487)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
90 Day Eurodollar Futures	12/16/19	2,824	USD	686,337,900	$(332,883)
90 Day Eurodollar Futures	06/15/20	3,478	USD	845,154,000	(1,440,936)
U.S. Treasury Note 10 Year Futures	06/20/18	6,633	USD	803,525,766	7,408,842
U.S. Treasury Note 2 Year Futures	06/29/18	32	USD	6,803,500	2,974
U.S. Treasury Note 5 Year Futures	06/29/18	1,182	USD	135,292,829	458,779
U.S. Treasury Note Ultra 10 Year Futures	06/20/18	97	USD	12,596,359	146,841
U.S. Treasury Ultra Long Bond Futures	06/20/18	1,681	USD	269,747,969	8,490,376

Futures Contracts—Short
90 Day Eurodollar Futures	06/18/18	(2,582)	USD	(630,653,500)	2,823,685
90 Day Eurodollar Futures	12/17/18	(1,843)	USD	(449,254,288)	437,783
Euro-Bund Futures	06/07/18	(1,519)	EUR	(242,174,170)	(4,434,556)
U.S. Treasury Long Bond Futures	06/20/18	(534)	USD	(78,297,750)	(1,701,456)

Net Unrealized Appreciation					$11,859,449

Purchased Options

Foreign Currency Purchased Options	Strike Price		Counterparty	Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Depreciation
USD Call/EUR Put	USD	1.180	BBP	04/03/18	10,900,000	USD	10,900,000	$59,353	$—	$(59,353)
USD Call/EUR Put	USD	1.216	BBP	05/10/18	20,200,000	USD	20,200,000	188,050	79,022	(109,028)
USD Call/EUR Put	USD	1.225	BBP	05/11/18	16,690,000	USD	16,690,000	157,615	110,371	(47,244)
USD Call/EUR Put	USD	1.221	BBP	05/25/18	34,100,000	USD	34,100,000	298,921	208,010	(90,911)
USD Put/CAD Call	CAD	1.289	BBP	06/20/18	23,300,000	USD	23,300,000	345,306	335,567	(9,739)

Totals								$1,049,245	$732,970	$(316,275)

Interest Rate Swaptions	Strike Rate	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation
Put - OTC - 5 Year Interest Rate Swap	3.150%	BBP	3M LIBOR	Pay	02/02/23	271,800,000	USD	271,800,000	$13,943,340	$11,055,261	$(2,888,079)

BHFTII-287

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Purchased Options—(Continued)

Options on Exchange-Traded Futures Contracts	Strike Price	Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
Put - S&P 500 Index E-Mini Futures	$2,500	04/20/18	687	USD	34,350	$950,362	$395,025	$(555,337)
Put - S&P 500 Index E-Mini Futures	2,600	05/18/18	650	USD	32,500	1,333,670	1,633,125	299,455
Put - S&P 500 Index E-Mini Futures	2,300	05/18/18	624	USD	31,200	513,448	265,200	(248,248)
Put - S&P 500 Index E-Mini Futures	2,450	05/18/18	1,152	USD	57,600	1,310,473	1,180,800	(129,673)

Totals						$4,107,953	$3,474,150	$(633,803)

Written Options

Foreign Currency Written Options	Strike Price		Counterparty	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
USD Call/CAD Put	CAD	1.315	BBP	05/22/18	(34,100,000)	USD	(34,100,000)	$(364,634)	$(149,903)	$214,731
USD Call/MXN Put	MXN	21.740	BBP	07/05/18	(16,710,000)	USD	(16,710,000)	(328,686)	(51,500)	277,186
USD Put/EUR Call	USD	1.240	BBP	04/03/18	(10,900,000)	USD	(10,900,000)	(56,146)	(2,376)	53,770
USD Put/EUR Call	USD	1.254	BBP	05/10/18	(20,200,000)	USD	(20,200,000)	(192,090)	(67,892)	124,198
USD Put/EUR Call	USD	1.262	BBP	05/11/18	(16,690,000)	USD	(16,690,000)	(143,679)	(37,519)	106,160
USD Put/MXN Call	MXN	18.415	BBP	04/16/18	(14,710,000)	USD	(14,710,000)	(126,594)	(219,959)	(93,365)
USD Put/RUB Call	RUB	55.060	BBP	05/18/18	(17,100,000)	USD	(17,100,000)	(120,384)	(20,657)	99,727

Totals								$(1,332,213)	$(549,806)	$782,407

Options on Exchange-Traded Futures Contracts	Strike Price	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation
Put - S&P 500 Index E-Mini Futures	$2,300	04/20/18	(687)	USD	(34,350)	$(432,638)	$(77,288)	$355,350
Put - S&P 500 Index E-Mini Futures	2,250	05/18/18	(428)	USD	(21,400)	(277,430)	(144,451)	132,979
Put - S&P 500 Index E-Mini Futures	2,400	05/18/18	(650)	USD	(32,500)	(559,455)	(495,625)	63,830

Totals						$(1,269,523)	$(717,364)	$552,159

Swap Agreements

OTC Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)(1)
Pay	1 Day CDI	Maturity	1.079%	Maturity	01/04/21	BOA	BRL	190,843,760	$10,374,103	$—	$10,374,103
Pay	3M CPURNSA	Maturity	2.100%	Maturity	02/21/20	BBP	USD	163,170,000	(389,023)	—	(389,023)
Pay	3M CPURNSA	Maturity	2.120%	Maturity	02/22/20	BBP	USD	40,810,000	(78,346)	—	(78,346)

Totals									$9,906,734	$—	$9,906,734

OTC Interest Rate Basis Swaps

Floating Rate Index Paid	Payment Frequency	Floating Rate Index Received	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium (Received)	Unrealized Appreciation
3M LIBOR	Quarterly	FEDL01 + 0.355%	Quarterly	05/15/23	GSCM	USD	211,794,000	$196,354	$(97,268)	$293,622

BHFTII-288

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid	Unrealized Appreciation/ (Depreciation)
Pay	3M LIBOR	Quarterly	1.656%	Semi-Annually	09/21/19	USD	281,310,000	$(3,415,506)	$—	$(3,415,506)
Pay	3M LIBOR	Quarterly	2.505%	Semi-Annually	03/07/20	USD	563,080,000	(459,552)	—	(459,552)
Pay	3M LIBOR	Quarterly	3.150%	Semi-Annually	02/06/33	USD	119,590,000	1,769,231	—	1,769,231
Receive	3M CDOR	Semi-Annually	2.140%	Semi-Annually	03/05/20	CAD	728,220,000	227,609	7,105	220,504
Receive	3M LIBOR	Semi-Annually	2.474%	Quarterly	11/15/43	USD	128,736,000	9,912,878	2,496,485	7,416,393
Receive	3M LIBOR	Semi-Annually	2.950%	Quarterly	11/15/43	USD	55,089,000	(712,323)	81,935	(794,258)
Receive	3M STIBOR	Annually	0.670%	Quarterly	02/02/23	SEK	821,700,000	(968,386)	—	(968,386)
Receive	6M EURIBOR	Annually	1.498%	Semi-Annually	08/23/47	EUR	17,354,500	(93,442)	16,804	(110,246)
Receive	6M LIBOR	Semi-Annually	0.787%	Semi-Annually	09/19/19	GBP	206,480,000	915,205	2,382	912,823

Totals								$7,175,714	$2,604,711	$4,571,003

Centrally Cleared Credit Default Swaps on Credit Indices—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(b)	Notional Amount(c)		Market Value	Upfront Premiums (Received)	Unrealized Depreciation
CDX.NA.HY.30	(5.000%)	Quarterly	06/20/23	3.609%	USD	66,330,000	$(4,001,556)	$(3,847,140)	$(154,416)

Centrally Cleared Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(b)	Notional Amount(c)		Market Value	Upfront Premiums Paid	Unrealized Depreciation
CDX.NA.IG.29	1.000%	Quarterly	12/20/22	0.578%	USD	80,160,000	$1,487,690	$1,650,966	$(163,276)

OTC Credit Default Swaps on Credit Indices and Sovereign Issues—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2018(b)	Notional Amount(c)		Market Value	Upfront Premium (Received)	Unrealized Depreciation
Australia Government International Bond 4.750%, due 04/27/21	(1.000%)	Quarterly	06/20/23	DBAG	0.181%	USD	32,280,000	$(1,299,224)	$(1,289,612)	$(9,612)
CMBX.NA.AAA.6	(0.500%)	Monthly	05/11/63	CSI	0.000%	USD	1,777,180	(13,211)	(12,312)	(899)
CMBX.NA.AAA.6	(0.500%)	Monthly	05/11/63	CSI	0.000%	USD	10,268,154	(76,331)	(66,521)	(9,810)
CMBX.NA.AAA.6	(0.500%)	Monthly	05/11/63	MSC	0.000%	USD	11,847,870	(88,074)	(76,618)	(11,456)

Totals								$(1,476,840)	$(1,445,063)	$(31,777)

OTC Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2018(b)	Notional Amount(c)		Market Value	Upfront Premium (Received)	Unrealized Appreciation
CMBX.NA.A.6	2.000%	Monthly	05/11/63	MSC	0.000%	USD	2,800,000	$(123,620)	$(138,404)	$14,784
CMBX.NA.A.6	2.000%	Monthly	05/11/63	MSC	0.000%	USD	2,900,000	(128,035)	(142,362)	14,327

Totals								$(251,655)	$(280,766)	$29,111

BHFTII-289

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(1)	There is no upfront payment premium paid or (received) therefore Market Value equals Unrealized Appreciation/(Depreciation).

Securities in the amount of $18,015,895 have been received at the custodian bank as collateral for OTC swap contracts.

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank plc
(BOA)—	Bank of America N.A.
(CBNA)—	Citibank N.A.
(CSI)—	Credit Suisse International
(DBAG)—	Deutsche Bank AG
(GSCM)—	Goldman Sachs Capital Markets, LP
(JPMC)—	JPMorgan Chase Bank N.A.
(MSC)—	Morgan Stanley & Co.
(MSCS)—	Morgan Stanley Capital Services, LLC

Currencies

(ARS)—	Argentine Peso
(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(EUR)—	Euro
(GBP)—	British Pound
(IDR)—	Indonesian Rupiah
(INR)—	Indian Rupee
(JPY)—	Japanese Yen
(MXN)—	Mexican Peso
(NZD)—	New Zealand Dollar
(PHP)—	Philippine Peso
(PLN)—	Polish Zloty
(RUB)—	Russian Ruble
(SEK)—	Swedish Krona
(TRY)—	Turkish Lira
(TWD)—	Taiwanese Dollar
(USD)—	United States Dollar
(UYU)—	Uruguayan Peso
(ZAR)—	South African Rand

Index Abbreviations

(CDI)—	Brazil Interbank Deposit Rate
(CDOR)—	Canadian Dollar Offered Rate
(CDX.NA.HY)—	Markit North America High Yield CDS Index
(CDX.NA.IG)—	Markit North America Investment Grade CDS Index
(CMBX)—	Commercial Mortgage-Backed Index
(CMBX.NA.A)—	Markit North America A Rated CMBS Index
(CMBX.NA.AAA)—	Markit North America AAA Rated CMBS Index
(CMT)—	Constant Maturity Treasury Index
(COFI)—	11th District Cost of Funds Index
(EURIBOR)—	Euro InterBank Offered Rate
(FEDEFF PRV) —	Effective Federal Funds Rate
(FEDL01)—	Federal Funds Rate
(ICE)—	Intercontinental Exchange, Inc.
(LIBOR)—	London Interbank Offered Rate
(OBFR) —	U.S. Overnight Bank Funding Rate
(STIBOR)—	Stockholm Interbank Offered Rate

Other Abbreviations

(ARM)—	Adjustable-Rate Mortgage
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(REMIC)—	Real Estate Mortgage Investment Conduit

BHFTII-290

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2018:

Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes
Aerospace/Defense	$—	$22,692,515	$—	$22,692,515
Agriculture	—	3,532,089	—	3,532,089
Airlines	—	1,981,928	—	1,981,928
Apparel	—	24,229,941	—	24,229,941
Auto Manufacturers	—	8,004,540	—	8,004,540
Auto Parts & Equipment	—	43,562,937	—	43,562,937
Banks	—	287,564,005	—	287,564,005
Beverages	—	5,797,396	—	5,797,396
Biotechnology	—	17,763,520	—	17,763,520
Chemicals	—	6,407,020	—	6,407,020
Commercial Services	—	53,880,378	—	53,880,378
Computers	—	13,323,997	—	13,323,997
Diversified Financial Services	—	69,347,902	—	69,347,902
Electric	—	60,745,552	—	60,745,552
Energy-Alternate Sources	—	6,002,936	—	6,002,936
Entertainment	—	22,568,682	—	22,568,682
Environmental Control	—	1,319,504	—	1,319,504
Food	—	9,633,954	—	9,633,954
Forest Products & Paper	—	4,410,420	—	4,410,420
Healthcare-Products	—	32,789,762	—	32,789,762
Healthcare-Services	—	60,267,526	—	60,267,526
Holding Companies-Diversified	—	4,124,968	—	4,124,968
Home Builders	—	26,006,739	—	26,006,739
Housewares	—	8,321,665	—	8,321,665
Insurance	—	20,590,625	—	20,590,625
Internet	—	20,619,732	—	20,619,732
Iron/Steel	—	13,925,100	—	13,925,100
Leisure Time	—	23,007,577	—	23,007,577
Lodging	—	17,226,185	—	17,226,185
Machinery-Construction & Mining	—	16,640,234	—	16,640,234
Machinery-Diversified	—	4,155,000	—	4,155,000
Media	—	118,515,466	—	118,515,466
Metal Fabricate/Hardware	—	4,342,122	—	4,342,122
Mining	—	92,039,743	0	92,039,743
Miscellaneous Manufacturing	—	12,431,842	—	12,431,842
Oil & Gas	—	178,971,352	—	178,971,352
Oil & Gas Services	—	3,916,763	—	3,916,763
Packaging & Containers	—	22,819,004	—	22,819,004
Pharmaceuticals	—	165,420,140	—	165,420,140

BHFTII-291

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

FAIR VALUE HIERARCHY—(Continued)

Description	Level 1	Level 2	Level 3	Total
Pipelines	$—	$121,502,530	$—	$121,502,530
Real Estate	—	3,909,749	—	3,909,749
Real Estate Investment Trusts	—	24,826,153	—	24,826,153
Retail	—	26,591,878	—	26,591,878
Semiconductors	—	5,342,505	—	5,342,505
Software	—	16,040,829	—	16,040,829
Telecommunications	—	113,499,003	—	113,499,003
Textiles	—	2,866,587	—	2,866,587
Transportation	—	22,810,455	—	22,810,455
Trucking & Leasing	—	26,612,613	—	26,612,613
Water	—	3,866,670	—	3,866,670
Total Corporate Bonds & Notes	—	1,876,769,733	0	1,876,769,733
Total Mortgage-Backed Securities*	—	347,639,102	—	347,639,102
Total Floating Rate Loans*	—	341,179,205	—	341,179,205
Total Foreign Government*	—	316,108,078	—	316,108,078
Asset-Backed Securities
Asset-Backed - Automobile	—	6,914,531	—	6,914,531
Asset-Backed - Credit Card	—	5,798,135	—	5,798,135
Asset-Backed - Home Equity	—	21,261,009	—	21,261,009
Asset-Backed - Manufactured Housing	—	12,611,897	—	12,611,897
Asset-Backed - Other	—	137,645,980	9,187,996	146,833,976
Asset-Backed - Student Loan	—	15,265,569	—	15,265,569
Total Asset-Backed Securities	—	199,497,121	9,187,996	208,685,117
Total U.S. Treasury & Government Agencies*	—	191,348,055	—	191,348,055
Total Convertible Bonds*	—	30,414,418	—	30,414,418
Convertible Preferred Stocks
Banks	6,404,850	—	—	6,404,850
Oil, Gas & Consumable Fuels	—	5,056,793	—	5,056,793
Total Convertible Preferred Stocks	6,404,850	5,056,793	—	11,461,643
Total Municipals	—	8,626,131	—	8,626,131
Preferred Stocks
Air Freight & Logistics	—	529,029	—	529,029
Banks	1,391,040	—	—	1,391,040
Marine	—	—	112,813	112,813
Oil & Gas	—	929,565	—	929,565
Total Preferred Stocks	1,391,040	1,458,594	112,813	2,962,447
Common Stocks
Air Freight & Logistics	—	244,387	—	244,387
Diversified Consumer Services	—	27,991	—	27,991
Household Durables	4,410	—	—	4,410
Marine	—	—	92,841	92,841
Media	—	587,599	—	587,599
Oil & Gas	—	655,191	—	655,191
Total Common Stocks	4,410	1,515,168	92,841	1,612,419
Total Escrow Shares*	—	—	2,992	2,992
Total Short-Term Investments*	—	50,868,508	—	50,868,508
Purchased Options
Currency Options	—	732,970	—	732,970
Interest Rate Swaptions	—	11,055,261	—	11,055,261
Options on Exchange-Traded Futures Contracts	3,474,150	—	—	3,474,150
Total Purchased Options	$3,474,150	$11,788,231	$—	$15,262,381
Total Securities Lending Reinvestments*	—	400,736,330	—	400,736,330
Total Investments	$11,274,450	$3,783,005,467	$9,396,642	$3,803,676,559

Collateral for Securities Loaned (Liability)	$—	$(400,683,528)	$—	$(400,683,528)

BHFTII-292

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

FAIR VALUE HIERARCHY—(Continued)

Description	Level 1	Level 2	Level 3	Total
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$3,211,198	$—	$3,211,198
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(4,344,685)	—	(4,344,685)
Total Forward Contracts	$—	$(1,133,487)	$—	$(1,133,487)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$19,769,280	$—	$—	$19,769,280
Futures Contracts (Unrealized Depreciation)	(7,909,831)	—	—	(7,909,831)
Total Futures Contracts	$11,859,449	$—	$—	$11,859,449
Written Options
Foreign Currency Written Options at Value	$—	$(549,806)	$—	$(549,806)
Options on Exchange-Traded Futures Contracts at Value	(717,364)	—	—	(717,364)
Total Written Options	$(717,364)	$(549,806)	$—	$(1,267,170)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$10,318,951	$—	$10,318,951
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(6,065,640)	—	(6,065,640)
Total Centrally Cleared Swap Contracts	$—	$4,253,311	$—	$4,253,311
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$10,570,457	$—	$10,570,457
OTC Swap Contracts at Value (Liabilities)	—	(2,195,864)	—	(2,195,864)
Total OTC Swap Contracts	$—	$8,374,593	$—	$8,374,593

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended March 31, 2018 is not presented.

Transfers from Level 3 to Level 2 in the amount of $17,817,612 were due to the initiation of a vendor or broker providing prices based on market indications which have been determined to be significant observable inputs.

BHFTII-293

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

U.S. Treasury & Government Agencies—88.7% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—30.1%
Fannie Mae 15 Yr. Pool 3.000%, TBA (a)	6,200,000	$6,191,928
3.500%, TBA (a)	15,000,000	15,292,711
4.500%, 03/01/20	25,305	25,494
Fannie Mae 20 Yr. Pool 4.500%, 11/01/31	696,382	731,465
4.500%, 12/01/31	1,002,420	1,053,568
Fannie Mae 30 Yr. Pool 3.000%, 09/01/42	8,635,726	8,502,125
3.000%, 11/01/46	6,412,544	6,260,475
3.000%, TBA (a)	37,400,000	36,476,687
3.500%, 12/01/47	1,882,108	1,891,703
3.500%, 03/01/48	898,786	903,370
3.500%, TBA (a)	76,500,000	76,659,870
4.000%, 02/01/40	655,719	679,464
4.000%, 06/01/42	6,178,312	6,412,563
4.000%, 07/01/42	2,672,779	2,762,779
4.000%, 05/01/43	15,688,872	16,258,039
4.000%, 10/01/43	8,423,831	8,719,930
4.000%, 04/01/47	8,704,340	8,977,312
4.000%, 05/01/47	3,772,424	3,890,144
4.000%, 08/01/47	41,789,725	42,940,384
4.000%, TBA (a)	600,000	615,717
4.500%, 04/01/41	8,815,399	9,325,187
4.500%, 10/01/41	5,643,380	5,964,631
4.500%, 07/01/44	232,578	246,334
4.500%, 10/01/44	1,451,546	1,537,037
4.500%, 01/01/45	132,293	140,775
4.500%, 01/01/47	929,530	973,896
4.500%, 06/01/47	281,702	295,181
4.500%, 07/01/47	1,469,769	1,545,808
4.500%, 08/01/47	1,872,895	1,971,534
5.000%, 07/01/33	221,981	239,661
5.000%, 09/01/33	267,882	289,276
5.000%, 10/01/35	757,063	817,396
5.000%, 03/01/36	1,199,549	1,294,929
5.000%, 01/01/39	9,744	10,549
5.000%, 12/01/39	17,709	19,163
5.000%, 05/01/40	53,166	57,318
5.000%, 07/01/40	37,808	40,968
5.000%, 11/01/40	902,849	976,763
5.000%, 01/01/41	61,339	66,426
5.000%, 02/01/41	48,311	51,647
5.000%, 04/01/41	112,608	122,055
5.000%, 05/01/41	2,091,475	2,266,888
5.000%, 06/01/41	190,218	205,311
5.000%, 07/01/41	1,928,151	2,073,461
5.000%, TBA (a)	2,800,000	2,990,750
6.000%, 04/01/33	75,628	84,880
6.000%, 02/01/34	14,427	16,233
6.000%, 11/01/35	146,528	165,005
6.000%, 08/01/37	319,883	360,223
6.500%, 03/01/26	617	688
6.500%, 04/01/29	60,001	66,960
7.000%, 11/01/28	1,768	1,908
7.000%, 02/01/29	609	609

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool 7.000%, 01/01/30	2,069	2,108
7.000%, 10/01/37	6,826	7,251
7.000%, 11/01/37	20,446	22,272
7.000%, 12/01/37	20,343	23,364
7.000%, 02/01/38	10,553	11,280
7.000%, 09/01/38	2,969	3,037
7.000%, 11/01/38	102,137	116,210
7.000%, 02/01/39	1,037,039	1,165,137
7.500%, 04/01/32	12,828	13,041
8.000%, 05/01/28	1,541	1,697
8.000%, 07/01/32	843	901
Fannie Mae Connecticut Avenue Securities (CMO) 3.322%, 1M LIBOR + 1.450%, 01/25/29 (144A) (b)	291,866	294,197
Fannie Mae Interest Strip (CMO) 3.500%, 11/25/41 (c)	2,420,807	498,381
4.000%, 04/25/42 (c)	3,319,221	644,209
4.500%, 11/25/39 (c)	1,734,847	360,478
Fannie Mae Pool 3.500%, 08/01/42	10,353,433	10,431,643
3.500%, 09/01/42	716,249	721,661
3.500%, 10/01/42	5,104,787	5,143,373
4.000%, 10/01/42	3,087,077	3,188,370
4.000%, 11/01/42	2,044,425	2,111,383
4.000%, 07/01/43	65,711	67,867
4.000%, 08/01/43	1,507,984	1,557,471
6.500%, 12/01/27	4,067	4,086
6.500%, 05/01/32	15,234	16,572
Fannie Mae REMIC Trust Whole Loan (CMO) 4.068%, 01/25/43 (b)	301,517	316,889
Fannie Mae REMICS (CMO) Zero Coupon, 03/25/42 (d)	480,661	425,400
4.279%, -1 x 1M LIBOR + 6.150%, 03/25/42 (b) (c)	7,818,748	972,906
4.279%, -1 x 1M LIBOR + 6.150%, 12/25/42 (b) (c)	877,351	170,740
4.659%, -1 x 1M LIBOR + 6.530%, 01/25/41 (b) (c)	1,230,748	188,564
4.679%, -1 x 1M LIBOR + 6.550%, 10/25/41 (b) (c)	4,863,370	704,859
4.779%, -1 x 1M LIBOR + 6.650%, 02/25/41 (b) (c)	633,184	74,959
4.779%, -1 x 1M LIBOR + 6.650%, 03/25/42 (b) (c)	1,890,599	248,791
5.500%, 07/25/41	8,264,352	9,050,903
5.500%, 04/25/42	1,969,234	2,135,195
6.000%, 05/25/42	1,243,006	1,389,125
6.500%, 06/25/39	188,204	202,483
6.500%, 07/25/42	2,224,291	2,519,124
9.750%, 11/25/18	43,577	44,141
9.750%, 08/25/19	11,704	11,850
Fannie Mae-ACES (CMO) 2.037%, 09/25/26	2,418,205	2,314,353
2.499%, 09/25/26	3,850,000	3,657,204
Freddie Mac 15 Yr. Gold Pool 2.500%, TBA (a)	15,000,000	14,688,867
Freddie Mac 30 Yr. Gold Pool 3.000%, TBA (a)	7,100,000	6,922,500
3.500%, TBA (a)	36,700,000	36,785,628
4.000%, 07/01/43	4,403,870	4,565,185
4.000%, 08/01/43	3,951,282	4,082,296
4.000%, 07/01/47	8,076,311	8,309,555

BHFTII-294

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool 4.000%, 12/01/47	883,502	$908,920
4.000%, TBA (a)	13,900,000	14,268,675
4.500%, 06/01/38	1,555,526	1,635,733
4.500%, 02/01/47	870,705	911,965
4.500%, 03/01/47	61,870	64,831
4.500%, 04/01/47	1,363,113	1,429,260
4.500%, 05/01/47	734,193	769,817
4.500%, 06/01/47	2,389,880	2,505,668
4.500%, 07/01/47	61,728	64,653
5.000%, 08/01/33	19,753	21,347
5.000%, 06/01/41	4,589,605	4,967,099
6.000%, 10/01/36	809,821	909,563
6.500%, 09/01/39	281,029	316,489
8.000%, 09/01/30	3,482	4,024
Freddie Mac 30 Yr. Non-Gold Pool 8.000%, 07/01/20	4	4
Freddie Mac Gold Pool 3.500%, 10/01/42	1,082,676	1,091,107
3.500%, 02/01/44	495,622	499,493
4.000%, 04/01/43	1,641,376	1,700,105
4.000%, 08/01/43	942,302	975,612
Freddie Mac Multifamily Structured Pass-Through Certificates (CMO) 3.291%, 03/25/27	4,670,000	4,620,486
Freddie Mac REMICS (CMO) 4.500%, 04/15/32	304,579	317,909
6.000%, 05/15/36	542,578	596,152
8.500%, 06/15/21	5,764	6,013
Freddie Mac Structured Agency Credit Risk Debt Notes (CMO) 3.072%, 1M LIBOR + 1.200%, 07/25/29 (b)	6,250,797	6,304,982
4.072%, 1M LIBOR + 2.200%, 09/25/24 (b)	7,131,337	7,361,853
Ginnie Mae I 30 Yr. Pool 5.500%, 06/15/36	453,300	499,672
6.000%, 03/15/33	817,030	932,389
6.500%, 06/15/31	2,915	3,261
6.500%, 08/15/34	189,129	211,553
7.500%, 09/15/29	2,032	2,225
7.500%, 02/15/30	1,512	1,553
8.500%, 06/15/25	21,494	24,069
Ginnie Mae II 30 Yr. Pool 3.000%, 11/20/47	20,065,655	19,755,116
3.000%, TBA (a)	42,700,000	42,008,627
3.500%, TBA (a)	24,000,000	24,232,968
4.000%, 09/20/45	1,282,028	1,320,762
4.000%, 11/20/45	9,610,440	9,929,195
4.500%, 01/20/40	689,377	724,773
4.500%, 05/20/40	910,459	957,208
4.500%, 09/20/40	18,938	19,911
4.500%, 01/20/41	149,160	156,819
4.500%, 07/20/41	1,006,751	1,059,251
5.000%, 07/20/40	691,477	745,354
6.000%, 11/20/34	1,464	1,652
6.000%, 06/20/35	2,335	2,617
6.000%, 07/20/36	135,721	153,391
6.000%, 09/20/36	6,613	7,461

Agency Sponsored Mortgage-Backed—(Continued)
Ginnie Mae II 30 Yr. Pool 6.000%, 07/20/38	342,910	387,768
6.000%, 09/20/38	898,901	1,001,893
6.000%, 06/20/39	4,309	4,872
6.000%, 05/20/40	81,825	91,598
6.000%, 06/20/40	224,681	252,931
6.000%, 08/20/40	132,951	150,237
6.000%, 09/20/40	309,102	349,180
6.000%, 10/20/40	184,626	205,550
6.000%, 11/20/40	267,332	302,129
6.000%, 01/20/41	186,834	206,075
6.000%, 03/20/41	993,518	1,114,236
6.000%, 07/20/41	200,481	221,947
6.000%, 12/20/41	133,244	148,289
6.500%, 10/20/37	289,038	332,947
Government National Mortgage Association (CMO) 0.284%, 02/16/53 (b) (c)	13,322,152	285,290
0.368%, 02/16/48 (b) (c)	5,526,770	188,855
0.448%, 09/16/46 (b) (c)	28,918,921	430,545
0.448%, 05/16/54 (b) (c)	17,844,997	423,617
0.514%, 03/16/49 (b) (c)	9,227,500	179,274
0.525%, 10/16/54 (b) (c)	32,054,835	955,067
0.691%, 03/16/60 (b) (c)	7,412,165	484,511
0.744%, 05/16/54 (b) (c)	16,962,003	693,113
0.768%, 12/16/59 (b) (c)	74,031,088	5,374,872
0.849%, 09/16/55 (b) (c)	18,682,264	983,038
0.955%, 12/16/56 (b) (c)	44,184,243	3,376,140
1.070%, 09/16/44 (b) (c)	15,103,167	746,081
1.147%, 02/16/46 (b) (c)	22,721,325	1,183,876
1.955%, 1M LIBOR + 0.380%, 12/20/60 (b)	16,703,166	16,684,161
1.975%, 1M LIBOR + 0.400%, 12/20/60 (b)	5,047,523	5,044,513
2.055%, 1M LIBOR + 0.480%, 03/20/61 (b)	4,594,747	4,601,714
2.075%, 1M LIBOR + 0.500%, 12/20/60 (b)	40,707,769	40,802,079
4.314%, -1 x 1M LIBOR + 6.100%, 08/16/42 (b) (c)	1,117,336	176,515
4.678%,-1 x 1M LIBOR + 6.500%, 03/20/39 (b) (c)	212,391	10,506
4.828%, -1 x 1M LIBOR + 6.650%, 01/20/40 (b) (c)	740,081	74,462

		648,122,152

Federal Agencies—36.6%
Federal Agricultural Mortgage Corp. 2.600%, 03/29/21	20,000,000	20,020,840
Federal Farm Credit Bank 1.100%, 06/01/18	20,000,000	19,981,160
1.250%, 01/17/19	25,000,000	24,860,450
1.750%, 10/26/20	15,000,000	14,743,830
1.900%, 11/27/20	20,000,000	19,719,320
1.950%, 01/10/20	10,000,000	9,938,360
2.240%, 07/06/27	10,000,000	9,196,530
Federal Home Loan Bank 1.375%, 09/28/20	10,000,000	9,754,820
1.875%, 11/29/21	49,000,000	47,909,848
2.125%, 06/09/23	17,700,000	17,165,743
2.375%, 12/13/19	20,000,000	20,016,680
2.375%, 03/30/20	8,000,000	8,001,048
2.750%, 06/08/18	15,000,000	15,025,650
5.250%, 12/11/20	12,000,000	12,885,804

BHFTII-295

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Federal Agencies—(Continued)
Federal Home Loan Mortgage Corp. Zero Coupon, 11/29/19	10,200,000	$9,800,782
0.750%, 04/09/18	9,000,000	8,998,254
0.875%, 10/12/18	20,000,000	19,888,640
1.125%, 04/15/19	30,000,000	29,680,470
1.500%, 01/17/20	10,000,000	9,857,360
5.000%, 12/14/18	12,741,000	12,983,563
Federal National Mortgage Association Zero Coupon, 10/09/19	50,000,000	48,229,269
2.125%, 04/24/26	10,000,000	9,449,560
2.625%, 09/06/24	22,000,000	21,807,786
Financing Corp. Fico Zero Coupon, 05/11/18	40,000,000	39,916,633
Zero Coupon, 08/03/18	7,638,000	7,586,781
Zero Coupon, 12/27/18	16,254,000	16,006,263
Zero Coupon, 06/06/19	26,414,000	25,714,960
Zero Coupon, 09/26/19	14,535,000	14,051,350
National Archives Facility Trust 8.500%, 09/01/19 (e)	1,291,635	1,360,010
New Valley Generation II 5.572%, 05/01/20	4,629,439	4,785,682
Overseas Private Investment Corp. Zero Coupon, 07/30/19	20,000,000	21,404,708
Zero Coupon, 11/13/20	5,000,000	5,351,013
Zero Coupon, 07/01/22	6,750,000	6,642,976
Zero Coupon, 07/17/25	7,960,000	7,849,179
2.310%, 11/15/30	7,973,532	7,501,402
3.330%, 05/15/33 (e)	6,552,581	6,440,417
3.490%, 12/20/29 (e)	11,409,891	11,565,342
Residual Funding Corp. Principal Strip Zero Coupon, 10/15/19	10,642,000	10,274,391
Zero Coupon, 07/15/20	10,000,000	9,451,866
Zero Coupon, 10/15/20	38,159,000	35,845,546
Zero Coupon, 01/15/21	20,000,000	18,658,829
Zero Coupon, 01/15/30	25,000,000	17,158,474
Zero Coupon, 04/15/30	8,000,000	5,453,993
Tennessee Valley Authority 1.750%, 10/15/18	20,000,000	19,966,680
2.250%, 03/15/20	20,000,000	19,964,580
3.875%, 02/15/21	35,000,000	36,346,240
4.500%, 04/01/18	20,000,000	20,000,000

		789,213,082

U.S. Treasury—22.0%
U.S. Treasury Inflation Indexed Bonds 0.625%, 02/15/43 (e)	10,563,518	9,958,468
1.375%, 02/15/44 (e)	17,119,935	19,036,746
U.S. Treasury Notes 1.375%, 05/31/21	55,000,000	53,233,984
1.500%, 05/31/20	35,000,000	34,390,234
1.875%, 01/31/22	62,000,000	60,595,313
2.000%, 05/31/24	31,000,000	29,845,977
2.000%, 06/30/24	64,800,000	62,357,344
2.000%, 02/15/25	138,000,000	132,043,360
2.250%, 11/15/25	70,000,000	67,755,078

U.S. Treasury—(Continued)
U.S. Treasury Notes 2.250%, 02/15/27	5,000,000	4,805,664

		474,022,168

Total U.S. Treasury & Government Agencies (Cost $1,930,582,965)		1,911,357,402

Foreign Government—8.3%

Sovereign—8.3%
Colombia Government International Bonds 5.000%, 06/15/45	37,000,000	37,508,750
5.625%, 02/26/44	4,840,000	5,275,600
Indonesia Government International Bonds 3.750%, 04/25/22 (144A)	410,000	410,679
3.750%, 04/25/22	1,900,000	1,903,147
4.875%, 05/05/21	2,957,000	3,083,583
5.875%, 03/13/20	310,000	326,791
5.875%, 01/15/24 (144A)	1,060,000	1,164,728
Israel Government AID Bonds Zero Coupon, 11/15/18	20,869,000	20,586,455
5.500%, 12/04/23	24,290,000	27,737,444
5.500%, 04/26/24	20,950,000	24,025,859
Peruvian Government International Bonds 5.625%, 11/18/50	2,460,000	2,958,150
6.550%, 03/14/37 (e)	1,380,000	1,766,400
Poland Government International Bond 4.000%, 01/22/24	7,870,000	8,176,930
Ukraine Government AID Bonds 1.471%, 09/29/21	20,000,000	19,280,500
1.844%, 05/16/19	25,000,000	24,894,200

Total Foreign Government (Cost $180,264,691)		179,099,216

Corporate Bonds & Notes—7.3%

Chemicals—0.1%
Equate Petrochemical B.V. 4.250%, 11/03/26 (144A)	1,540,000	1,527,966

Diversified Financial Services—3.7%
COP I LLC 3.650%, 12/05/21	5,218,894	5,326,505
Postal Square L.P. 6.500%, 06/15/22	5,520,420	5,958,472
Private Export Funding Corp. 1.875%, 07/15/18	10,000,000	9,999,690
2.250%, 03/15/20 (f)	11,950,000	11,904,172
2.300%, 09/15/20	28,000,000	27,870,108
2.650%, 02/16/21 (144A)	20,000,000	19,969,380

		81,028,327

BHFTII-296

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—0.4%
Ecopetrol S.A. 5.375%, 06/26/26	4,260,000	$4,438,920
Petroleos Mexicanos 6.375%, 01/23/45	3,610,000	3,508,920

		7,947,840

Sovereign—3.1%
National Credit Union Administration Guaranteed Notes Trust 3.000%, 06/12/19	19,650,000	19,784,603
3.450%, 06/12/21	45,000,000	46,259,550

		66,044,153

Total Corporate Bonds & Notes (Cost $158,719,096)		156,548,286

Asset-Backed Securities—4.2%

Asset-Backed - Automobile—0.3%
Hertz Vehicle Financing II LP 3.290%, 02/25/24 (144A)	5,640,000	5,579,526

Asset-Backed - Home Equity—0.3%
EMC Mortgage Loan Trust 2.322%, 1M LIBOR + 0.450%, 12/25/42 (144A) (b)	8,618	8,607
Home Equity Mortgage Loan Asset-Backed Trust 2.132%, 1M LIBOR + 0.260%, 06/25/36 (b)	3,780,390	554,698
Morgan Stanley Mortgage Loan Trust 1.962%, 1M LIBOR + 0.090%, 12/25/36 (b)	205,584	126,372
2.172%, 1M LIBOR + 0.300%, 03/25/36 (b)	1,634,665	694,822
New Residential Mortgage Trust 4.000%, 12/25/57 (144A) (b)	5,143,621	5,258,737
Structured Asset Securities Corp. Mortgage Loan Trust 2.092%, 1M LIBOR + 0.220%, 02/25/36 (144A) (b)	4,693,562	267,307

		6,910,543

Asset-Backed - Other—0.8%
Ascentium Equipment Receivables Trust 2.290%, 06/10/21 (144A)	4,000,000	3,957,362
Countrywide Revolving Home Equity Loan Trust 1.917%, 1M LIBOR + 0.140%, 07/15/36 (b)	630,695	584,881
GSR Mortgage Loan Trust 2.412%, 1M LIBOR + 0.540%, 11/25/30 (b)	720	57
SACO I Trust 2.132%, 1M LIBOR + 0.260%, 06/25/36 (b)	456,812	450,076
2.172%, 1M LIBOR + 0.300%, 04/25/36 (b)	184,459	181,774
Towd Point Mortgage Trust 2.250%, 04/25/56 (144A) (b)	7,766,150	7,641,727
2.750%, 06/25/57 (144A) (b)	4,838,233	4,767,998

		17,583,875

Asset-Backed - Student Loan—2.8%
National Credit Union Administration Guaranteed Notes Trust 1.929%, 1M LIBOR + 0.350%, 12/07/20 (b)	3,382,236	3,386,211

Asset-Backed - Student Loan—(Continued)
Navient Student Loan Trust 2.672%, 1M LIBOR + 0.800%, 07/26/66 (144A) (b)	21,058,816	21,192,367
Nelnet Student Loan Trust 3.594%, 3M LIBOR + 1.650%, 11/25/24 (b)	4,612,678	4,682,466
SLC Student Loan Trust 1.989%, 3M LIBOR + 0.150%, 02/15/45 (b)	2,200,000	2,144,912
SLM Student Loan Trust 1.785%, 3M LIBOR + 0.040%, 01/25/19 (b)	3,587,396	3,581,808
1.895%, 3M LIBOR + 0.150%, 03/25/44 (b)	14,380,000	13,858,751
1.915%, 3M LIBOR + 0.170%, 07/25/40 (b)	13,100,000	12,573,701

		61,420,216

Total Asset-Backed Securities (Cost $96,703,372)		91,494,160

Mortgage-Backed Securities—2.4%

Collateralized Mortgage Obligations—2.4%
Banc of America Funding Corp. 1.771%, 1M LIBOR + 0.150%, 02/27/37 (144A) (b)	8,344,837	8,110,532
Banc of America Funding Trust 2.207%, COFI + 1.430%, 06/20/35 (b)	223,891	159,823
Banc of America Mortgage Trust 3.700%, 07/25/35 (b)	57,224	53,433
BCAP LLC Trust 1.816%, 1M LIBOR + 0.150%, 11/27/36 (144A) (b)	12,307,917	11,473,166
Citigroup Mortgage Loan Trust 3.630%, 1Y CMT + 2.400%, 10/25/35 (b)	115,940	117,159
Countrywide Alternative Loan Trust 2.022%, 1M LIBOR + 0.200%, 07/20/46 (b)	2,095,271	1,536,750
2.452%, 1M LIBOR + 0.580%, 05/25/34 (b)	932,853	932,317
Countrywide Home Loan Reperforming Loan REMIC Trust 2.292%, 1M LIBOR + 0.420%, 07/25/36 (144A) (b)	542,918	501,572
GMAC Mortgage Corp. Loan Trust 3.812%, 11/19/35 (b)	319,343	304,961
HarborView Mortgage Loan Trust 2.008%, 1M LIBOR + 0.200%, 09/19/46 (b)	274,067	244,159
JPMorgan Mortgage Trust 3.182%, 06/25/34 (b)	143,314	142,235
MASTR Adjustable Rate Mortgages Trust 2.072%, 1M LIBOR + 0.200%, 05/25/47 (b)	4,611,149	3,788,703
2.881%, 02/25/34 (b)	158,882	152,097
MASTR Reperforming Loan Trust 2.222%, 1M LIBOR + 0.350%, 05/25/35 (144A) (b)	268,808	222,557
3.927%, 05/25/35 (144A) (b)	3,585,540	2,993,426
7.000%, 08/25/34 (144A)	335,561	333,453
Morgan Stanley Mortgage Loan Trust 1.942%, 1M LIBOR + 0.070%, 06/25/36 (b)	574,139	240,931
3.562%, 07/25/35 (b)	171,178	157,583
New Residential Mortgage Loan Trust 3.250%, 09/25/56 (144A) (b)	3,947,936	3,928,845
4.000%, 02/25/57 (144A) (b)	3,454,050	3,520,772
4.000%, 05/25/57 (144A) (b)	6,142,574	6,252,978
NovaStar Mortgage Funding Trust 2.062%, 1M LIBOR + 0.190%, 09/25/46 (b)	1,653,722	1,466,958

BHFTII-297

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Provident Funding Mortgage Loan Trust 3.531%, 05/25/35 (b)	256,917	$257,328
3.618%, 10/25/35 (b)	50,256	49,636
SACO I Trust 8.991%, 06/25/21 (144A) (b)	665,352	664,256
Structured Asset Mortgage Investments Trust 2.052%, 1M LIBOR + 0.180%, 07/25/46 (b)	219,091	196,724
Structured Asset Securities Corp. 2.222%, 1M LIBOR + 0.350%, 04/25/35 (144A) (b)	2,173,295	2,041,609
3.742%, 06/25/35 (144A) (b)	125,379	116,870
WaMu Mortgage Pass-Through Certificates Trust 2.132%, 1M LIBOR + 0.260%, 11/25/45 (b)	21,956	21,700
2.142%, 1M LIBOR + 0.270%, 12/25/45 (b)	1,515,438	1,511,888
2.162%, 1M LIBOR + 0.290%, 12/25/45 (b)	112,078	109,521
2.192%, 1M LIBOR + 0.320%, 08/25/45 (b)	131,530	131,476

Total Mortgage-Backed Securities (Cost $52,379,928)		51,735,418

Short-Term Investments—1.3%

Discount Note—0.9%
Federal Home Loan Bank 1.862%, 09/26/18 (h)	20,000,000	19,811,200

Repurchase Agreements—0.4%
Deutsche Bank Securities, Inc. Repurchase Agreement dated 03/29/18 at 1.790%, due on 04/02/18 with a maturity value of $5,000,994; collateralized by a U.S. Treasury Note at 3.625%, maturing 02/15/20, with a market value of $5,103,190	5,000,000	5,000,000
Fixed Income Clearing Corp. Repurchase Agreement dated 03/29/18 at 0.600%, due on 04/02/18 with a maturity value of $3,276,527; collateralized by a U.S. Treasury Note at 1.875%, maturing 02/28/22, with a market value of $3,342,568.	3,276,308	3,276,308

		8,276,308

Total Short-Term Investments (Cost $28,095,342)		28,087,508

Securities Lending Reinvestments (g)—0.1%

Repurchase Agreements—0.1%
Deutsche Bank AG, London Repurchase Agreement dated 03/29/18 at 1.750%, due on 04/02/18 with a maturity value of $100,019; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 03/07/22 - 05/24/27, and an aggregate market value of $102,001.	100,000	100,000
Repurchase Agreement dated 03/29/18 at 1.750%, due on 04/02/18 with a maturity value of $85,768; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 06/30/20 - 05/02/25, and an aggregate market value of $87,466.	85,751	85,751

Repurchase Agreements—(Continued)
Deutsche Bank AG, London Repurchase Agreement dated 03/29/18 at 1.800%, due on 04/02/18 with a maturity value of $82,043; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.125%, maturity dates ranging from 04/14/22 - 08/07/23, and an aggregate market value of $83,668.	82,027	$82,027
Repurchase Agreement dated 01/09/18 at 2.070%, due on 04/02/18 with a maturity value of $75,358; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $83,303.	75,000	75,000
Repurchase Agreement dated 03/15/18 at 2.070%, due on 04/02/18 with a maturity value of $75,078; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $83,303.	75,000	75,000
ING Financial Markets LLC Repurchase Agreement dated 03/29/18 at 1.710%, due on 04/02/18 with a maturity value of $57,495; collateralized by U.S. Government Agency Obligations with rates ranging from 0.750% - 3.750%, maturity dates ranging from 04/09/18 - 09/24/26, and an aggregate market value of $58,634.	57,485	57,485
Natixis New York Repurchase Agreement dated 03/29/18 at 1.800%, due on 04/02/18 with a maturity value of $450,090; collateralized by U.S. Government Obligations with rates ranging from 0.000% - 8.750%, maturity dates ranging from 08/30/18 - 02/15/45, and an aggregate market value of $459,023.	450,000	450,000
NBC Global Finance, Ltd. Repurchase Agreement dated 11/30/17 at 1.850%, due on 04/02/18 with a maturity value of $75,474; collateralized by various Common Stock with an aggregate market value of $83,419.	75,000	75,000
Repurchase Agreement dated 03/16/18 at 1.850%, due on 04/02/18 with a maturity value of $300,262; collateralized by various Common Stock with an aggregate market value of $333,678.	300,000	300,000
Societe Generale Repurchase Agreement dated 03/08/18 at 1.820%, due on 04/02/18 with a maturity value of $150,190; collateralized by various Common Stock with an aggregate market value of $166,759.	150,000	150,000
Repurchase Agreement dated 03/21/18 at 1.820%, due on 04/02/18 with a maturity value of $300,182; collateralized by various Common Stock with an aggregate market value of $333,517.	300,000	300,000

		1,750,263

Time Deposits—0.0%
DNB Bank ASA 1.640%, 04/02/18	75,000	75,000
DZ Bank AG 1.670%, 04/02/18	75,000	75,000

BHFTII-298

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Securities Lending Reinvestments (g)—(Continued)

Security Description	Principal Amount*	Value

Time Deposits—(Continued)
Nordea Bank New York 1.640%, 04/02/18	75,000	$75,000
Svenska Handelsbanken AB 1.640%, 04/02/18	75,000	75,000

		300,000

Total Securities Lending Reinvestments (Cost $2,050,263)		2,050,263

Total Investments—112.3% (Cost $2,448,795,657)		2,420,372,253
Other assets and liabilities (net)—(12.3)%		(265,333,167)

Net Assets—100.0%		$2,155,039,086

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(b)	Variable or floating rate security. The stated rate represents the rate at March 31, 2018. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(c)	Interest only security.
(d)	Principal only security.
(e)	Principal amount of security is adjusted for inflation.
(f)	All or a portion of the security was held on loan. As of March 31, 2018, the market value of securities loaned was $2,007,272 and the collateral received consisted of cash in the amount of $2,050,263. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(g)	Represents investment of cash collateral received from securities on loan as of March 31, 2018.
(h)	The rate shown represents current yield to maturity.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2018, the market value of 144A securities was $112,200,617, which is 5.2% of net assets.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
90 Day Eurodollar Futures	12/14/20	1,404	USD	341,049,150	$(1,163,249)
U.S. Treasury Note 10 Year Futures	06/20/18	1,000	USD	121,140,625	1,133,200

Futures Contracts—Short
90 Day Eurodollar Futures	12/19/22	(1,404)	USD	(340,873,650)	915,123
U.S. Treasury Long Bond Futures	06/20/18	(996)	USD	(146,038,500)	(3,139,563)

Net Unrealized Depreciation					$(2,254,489)

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Index Abbreviations

(CMT)—	Constant Maturity Treasury Index
(COFI)—	11th District Cost of Funds Index
(LIBOR)—	London InterBank Offered Rate

Other Abbreviations

(ACES)—	Alternative Credit Enhancement Securities
(CMO)—	Collateralized Mortgage Obligation
(REMIC)—	Real Estate Mortgage Investment Conduit

BHFTII-299

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2018:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,911,357,402	$—	$1,911,357,402
Total Foreign Government*	—	179,099,216	—	179,099,216
Total Corporate Bonds & Notes*	—	156,548,286	—	156,548,286
Total Asset-Backed Securities*	—	91,494,160	—	91,494,160
Total Mortgage-Backed Securities*	—	51,735,418	—	51,735,418
Total Short-Term Investments*	—	28,087,508	—	28,087,508
Total Securities Lending Reinvestments*	—	2,050,263	—	2,050,263
Total Investments	$—	$2,420,372,253	$—	$2,420,372,253

Collateral for Securities Loaned (Liability)	$—	$(2,050,263)	$—	$(2,050,263)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$2,048,323	$—	$—	$2,048,323
Futures Contracts (Unrealized Depreciation)	(4,302,812)	—	—	(4,302,812)
Total Futures Contracts	$(2,254,489)	$—	$—	$(2,254,489)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-300

Brighthouse Funds Trust II

Notes to Schedule of Investments

Investment Valuation and Fair Value Measurements:

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by Brighthouse Investment Advisers, LLC (the “Adviser”) (each as “pricing services”), pursuant to authorization of and subject to general oversight by the Board of Trustees (the “Board” or “Trustees”) of the Brighthouse Funds Trust II (the “Trust”). Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued on the basis of an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage and asset-backed securities are generally valued on the basis of evaluated or composite bid quotations obtained from pricing services selected by the Adviser pursuant to authorization of and subject to general oversight by the Board. These securities are usually issued as separate trachnes, or classes, of securities within each deal. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Advisor may use other market information obtained from quotation reporting systems, established market makers, or pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the time as of which the Portfolio determines the NAV to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. The Portfolio may use a systematic fair valuation model provided by pricing service to value securities principally traded in these foreign markets in order to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines the NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported net asset value per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Foreign currency forward contracts are valued through an independent pricing service by interpolating between forward and spot currency rates in the London foreign exchange markets as of a designated hour on a valuation day. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

Options, including options on swaps (“swaptions”), currencies, and futures contracts that are traded OTC are generally valued on the basis of interdealer bid and asked prices or prices provided by pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, measures of volatility and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Swap contracts (other than centrally cleared swaps) are marked-to-market daily based on quotations and prices supplied by market makers, broker-dealers and other pricing services. Such quotations and prices are derived utilizing observable data, including the underlying reference securities or indices, credit spread quotations and expected default recovery rates determined by the pricing service. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange or a pricing service when the exchange price is not available. For

BHFTII-301

Brighthouse Funds Trust II

Notes to Schedule of Investments

Investment Valuation and Fair Value Measurements—(Continued)

centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 within the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates, including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of the Adviser. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in each Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“custodian”), the responsibility for calculating the net asset values (“NAVs”) of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of a Portfolio, the custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities or a combination of these and other method.

For information regarding a Portfolio’s other significant accounting policies, please refer to the Portfolio’s most recent Semiannual or Annual Report.

BHFTII-302

Item 2.	Controls and Procedures.

(a) The Principal Executive Officer and Principal Financial Officer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing date of this report on Form N-Q, that the design and operation of such procedures provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There has been no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

See attached Exhibits 3(a) and 3(b) as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BRIGHTHOUSE FUNDS TRUST II

By:	/s/ Kristi Slavin
Kristi Slavin
President, Chief Executive Officer and Chairman of the Boards

Date: May 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristi Slavin
Kristi Slavin
President, Chief Executive Officer and Chairman of the Boards

Date: May 23, 2018

By:	/s/ Alan Otis
Alan Otis
Chief Financial Officer and Treasurer

Date: May 23, 2018